UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
European Stock Index Fund	3
Pacific Stock Index Fund	38
Trustees Approve Advisory Arrangements	82
Liquidity Risk Management	84

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,181.80	$1.25
FTSE Europe ETF Shares	1,000.00	1,182.50	0.43
Admiral™ Shares	1,000.00	1,182.60	0.54
Institutional Shares	1,000.00	1,182.60	0.43
Institutional Plus Shares	1,000.00	1,182.70	0.38
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,148.00	$1.23
FTSE Pacific ETF Shares	1,000.00	1,149.40	0.43
Admiral Shares	1,000.00	1,149.30	0.53
Institutional Shares	1,000.00	1,149.00	0.43
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.72	$1.16
FTSE Europe ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.52	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.72	$1.16
FTSE Pacific ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

European Stock Index Fund
Fund Allocation
As of April 30, 2024
United Kingdom	24.2%
France	16.8
Switzerland	13.2
Germany	12.7
Netherlands	7.0
Sweden	5.4
Denmark	5.3
Italy	4.6
Spain	4.2
Finland	1.7
Belgium	1.7
Norway	1.3
Other	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Austria (0.5%)
	Erste Group Bank AG	633,036	29,522
	OMV AG	292,867	13,897
[1]	Verbund AG	136,196	10,404
[2]	BAWAG Group AG	158,178	9,445
	Wienerberger AG	219,160	7,832
	ANDRITZ AG	143,471	7,831
[1]	voestalpine AG	230,687	6,160
	Raiffeisen Bank International AG	267,490	4,940
	Vienna Insurance Group AG Wiener Versicherung Gruppe	78,979	2,459
[1]	EVN AG	74,616	2,293
[1]	CA Immobilien Anlagen AG	70,032	2,278
	DO & Co. AG	14,785	2,265
[1]	Oesterreichische Post AG	68,232	2,174
[1]	Mayr Melnhof Karton AG	17,641	2,111
	UNIQA Insurance Group AG	225,976	1,982
*,1	IMMOFINANZ AG	65,653	1,628
	Telekom Austria AG	185,722	1,595
*,1	Lenzing AG	40,063	1,294
[1]	AT&S Austria Technologie & Systemtechnik AG	51,926	1,153
	Schoeller-Bleckmann Oilfield Equipment AG	22,270	1,083
	Strabag SE	24,780	1,053
	Palfinger AG	28,237	635
	Porr AG	35,234	534
	Agrana Beteiligungs AG	21,381	306
*	Eurotelesites AG	74,043	278
*	S IMMO AG (XWBO)	11,892	219
			115,371
Belgium (1.6%)
	Anheuser-Busch InBev SA	2,068,587	123,647
*	Argenx SE	122,089	45,608
	KBC Group NV	506,571	37,630
	UCB SA	249,987	33,151
	Ageas SA	340,633	15,636
		Shares	Market Value• ($000)
*	Syensqo SA	146,294	13,560
	Groupe Bruxelles Lambert NV	175,610	13,035
	D'ieteren Group	46,132	9,952
	Umicore SA	421,002	9,325
	Warehouses De Pauw CVA	344,256	9,104
	Lotus Bakeries NV	823	8,274
	Sofina SA	35,153	8,229
	Ackermans & van Haaren NV	45,150	7,761
	Elia Group SA	77,995	7,509
	Aedifica SA	96,508	6,167
	Azelis Group NV	210,990	5,070
	Cofinimmo SA	75,298	4,988
	Solvay SA	144,188	4,658
	Colruyt Group NV	98,462	4,555
	Bekaert SA	74,277	3,716
	KBC Ancora	72,808	3,508
	Melexis NV	41,069	3,432
	Montea NV	36,624	3,140
	Shurgard Self Storage Ltd. (XBRU)	62,799	2,573
	Fagron	118,362	2,296
	Proximus SADP	307,470	2,265
	Deme Group NV	14,253	2,263
	VGP NV	20,622	2,244
	Gimv NV	43,653	2,038
	Xior Student Housing NV	67,212	2,000
	Barco NV	143,494	1,991
	Retail Estates NV	25,230	1,761
*	Ontex Group NV	134,882	1,359
	Kinepolis Group NV	28,306	1,206
	Tessenderlo Group SA	46,765	1,200
	Euronav NV	50,664	843
	bpost SA	208,578	821
			406,515
Denmark (5.3%)
	Novo Nordisk A/S Class B	6,385,730	818,920
*	Vestas Wind Systems A/S	2,078,122	55,691
	DSV A/S	359,258	51,040
	Novonesis (Novozymes) Class B	718,756	39,802
4

European Stock Index Fund
		Shares	Market Value• ($000)
	Danske Bank A/S	1,367,174	39,357
*	Genmab A/S	134,594	37,367
	Coloplast A/S Class B	256,406	30,914
	Pandora A/S	170,863	26,005
	Carlsberg A/S Class B	189,736	25,522
*,2	Orsted A/S	388,921	21,374
	Tryg A/S	700,633	13,867
	AP Moller - Maersk A/S Class B	8,399	12,171
*	Zealand Pharma A/S	121,189	10,876
*	Demant A/S	196,686	9,392
	Ringkjoebing Landbobank A/S	55,491	9,326
*	NKT A/S	110,973	9,206
*	GN Store Nord A/S	300,032	8,094
*	Royal Unibrew A/S	102,518	7,720
	Jyske Bank A/S (Registered)	95,233	7,705
	AP Moller - Maersk A/S Class A	5,330	7,559
*	Ambu A/S Class B	376,495	6,020
	Sydbank A/S	117,196	5,959
	ISS A/S	317,724	5,949
	ROCKWOOL A/S Class B	18,195	5,931
	FLSmidth & Co. A/S	116,321	5,805
*	ALK-Abello A/S	274,151	5,082
	Topdanmark A/S	87,920	3,668
	Alm Brand A/S	1,748,556	3,032
	Spar Nord Bank A/S	159,246	2,817
*	Bavarian Nordic A/S	128,723	2,809
	H Lundbeck A/S	526,994	2,563
*,2	Netcompany Group A/S	67,761	2,458
	Torm plc Class A	65,250	2,254
	Dfds A/S	67,649	2,067
	Schouw & Co. A/S	25,448	2,042
	D/S Norden A/S	44,836	1,891
[2]	Scandinavian Tobacco Group A/S	111,780	1,806
*	NTG Nordic Transport Group A/S	33,921	1,372
	Chemometec A/S	32,001	1,354
*	Svitzer A/S	27,458	923
	H Lundbeck A/S Class A	124,066	522
			1,308,232
Finland (1.6%)
	Nordea Bank Abp	5,654,691	65,731
	Nokia OYJ	10,793,438	39,238
	UPM-Kymmene OYJ	1,101,118	38,589
	Sampo OYJ Class A	920,989	37,377
	Kone OYJ Class B	673,551	32,834
	Neste OYJ	859,678	19,488
	Wartsila OYJ Abp	1,000,871	18,464
	Stora Enso OYJ Class R	1,182,759	15,755
	Metso OYJ	1,318,124	14,944
	Nordea Bank Abp (XHEL)	1,236,677	14,492
	Elisa OYJ	294,165	13,264
	Fortum OYJ	897,514	11,827
	Kesko OYJ Class B	557,429	9,517
	Valmet OYJ	340,246	8,489
	Orion OYJ Class B	216,023	8,249
	Konecranes OYJ	146,789	7,714
		Shares	Market Value• ($000)
	Huhtamaki OYJ	192,257	7,368
*	Cargotec OYJ Class B	90,444	7,133
	Kemira OYJ	232,914	5,072
*	Mandatum OYJ	973,030	4,509
*	Kojamo OYJ	323,336	3,572
	TietoEVRY OYJ (XHEL)	177,260	3,345
*	QT Group OYJ	40,242	3,100
	Outokumpu OYJ	747,665	3,023
	Metsa Board OYJ Class B	353,861	2,545
	Nokian Renkaat OYJ	254,190	2,216
	Tokmanni Group Corp.	99,178	1,505
[2]	Terveystalo OYJ	154,436	1,434
	Revenio Group OYJ	46,543	1,297
	Sanoma OYJ	152,769	1,109
	TietoEVRY OYJ	38,768	730
	Citycon OYJ	171,739	703
	YIT OYJ	326,550	678
*	Finnair OYJ	180,558	565
	F-Secure OYJ	228,927	503
			406,379
France (16.7%)
	LVMH Moet Hennessy Louis Vuitton SE	510,680	419,491
	TotalEnergies SE	4,255,977	308,979
	Schneider Electric SE	1,101,164	251,080
	Sanofi SA	2,246,633	221,952
	Airbus SE	1,208,515	198,870
	Hermes International SCA	70,558	168,915
	L'Oreal SA Loyalty Shares	347,343	162,853
	Safran SA	703,126	152,460
	BNP Paribas SA	2,115,456	152,232
	Air Liquide SA Loyalty Shares	754,646	147,593
	EssilorLuxottica SA	628,449	134,005
	AXA SA	3,667,717	126,725
	Vinci SA	1,008,192	118,136
	Danone SA	1,285,736	80,471
	Cie de Saint-Gobain SA	947,016	74,893
	Capgemini SE	332,653	69,917
	Pernod Ricard SA	418,312	63,266
	L'Oreal SA (XPAR)	130,103	60,999
	Air Liquide SA (XPAR)	305,374	59,725
	Cie Generale des Etablissements Michelin SCA	1,445,404	55,530
	Dassault Systemes SE	1,381,611	54,231
	Legrand SA	524,947	53,947
	STMicroelectronics NV	1,344,706	53,230
	Publicis Groupe SA	472,596	52,149
	Kering SA	148,015	51,875
	Orange SA	3,954,821	44,018
*	Engie SA Loyalty Shares	2,342,346	40,665
	Societe Generale SA	1,502,373	40,482
	Veolia Environnement SA	1,282,333	39,865
	Thales SA	201,434	33,854

5

European Stock Index Fund
		Shares	Market Value• ($000)
	Credit Agricole SA	2,075,889	32,121
	Edenred SE	514,840	24,430
*	Engie SA (XPAR)	1,159,736	20,134
	Renault SA	394,199	19,526
	Bureau Veritas SA	652,664	19,035
	Carrefour SA	1,106,988	18,623
*	Unibail-Rodamco-Westfield	212,129	17,677
	Eiffage SA	160,641	17,140
	Eurofins Scientific SE	267,224	16,378
	Accor SA	363,582	15,934
[2]	Euronext NV	167,699	15,101
	Bouygues SA	374,157	13,790
	Vivendi SE	1,279,360	13,016
	Rexel SA	491,224	12,732
	Getlink SE	725,202	12,346
	Arkema SA	118,623	12,240
	Bollore SE	1,795,912	11,657
	Klepierre SA	425,314	11,421
	Sartorius Stedim Biotech	52,245	11,252
*	Teleperformance SE	123,942	11,227
	Gecina SA	109,038	11,133
	SCOR SE	311,038	10,148
	SPIE SA	278,610	10,130
	Dassault Aviation SA	46,614	9,978
	Gaztransport Et Technigaz SA	71,537	9,971
	BioMerieux	88,521	9,410
[1]	Alstom SA	594,484	9,374
	Sodexo SA ACT Loyalty Shares	103,308	8,995
	Ipsen SA	71,006	8,637
	Aeroports de Paris SA	66,426	8,437
[2]	Amundi SA	116,904	8,156
	Elis SA	354,458	7,958
[2]	La Francaise des Jeux SAEM	206,733	7,791
	Alten SA	61,076	7,178
	Rubis SCA	194,125	6,718
	Technip Energies NV	284,198	6,693
	Nexans SA	62,127	6,616
	Sopra Steria Group	29,513	6,462
*	Eurazeo SE Prime DE Fidelite	64,872	5,844
*	Vallourec SACA	335,613	5,778
	Valeo SE	454,894	5,765
	Wendel SE	55,398	5,649
*	Pluxee NV	180,457	5,564
[2]	Verallia SA	142,753	5,498
	Covivio SA	108,678	5,410
*,2	Worldline SA	502,474	5,212
	IPSOS SA	77,853	5,210
*	SOITEC	51,337	5,020
*	Ubisoft Entertainment SA	211,942	4,991
	Remy Cointreau SA	46,047	4,368
[2]	Neoen SA	142,293	4,355
*	Forvia SE	268,791	4,278
	Sodexo SA (XPAR)	47,017	4,094
	SEB SA Loyalty Shares	33,834	3,993
[1]	SES SA	744,387	3,611
	Societe BIC SA	49,747	3,498
	Coface SA	218,327	3,360
	Virbac SACA	8,843	3,268
		Shares	Market Value• ($000)
*	JCDecaux SE	148,227	3,094
[2]	ALD SA	402,297	2,646
*,1	VusionGroup	16,049	2,619
	Imerys SA	79,242	2,546
	Trigano SA	16,735	2,544
*	Eurazeo SE (XPAR)	27,576	2,484
*,1	Air France-KLM	237,707	2,424
	Mercialys SA	191,232	2,070
	SEB SA (XPAR)	17,207	2,031
	Television Francaise 1 SA	220,938	2,017
*	ID Logistics Group SACA	5,365	1,979
	Interparfums SA	38,843	1,970
	Carmila SA	117,241	1,970
*	Engie SA	112,536	1,954
	Eramet SA	19,594	1,898
	Metropole Television SA	132,046	1,865
	ICADE	66,866	1,778
	Sodexo SA (Loyalty Line 2025)	19,189	1,671
	ARGAN SA	20,171	1,586
	Cie Plastic Omnium SE	113,356	1,381
*,1	Eutelsat Communications SACA	327,513	1,316
	Quadient SA	68,449	1,310
	Mersen SA	34,115	1,260
	PEUGEOT INVEST	10,661	1,203
	Vicat SACA	31,825	1,175
	Nexity SA	88,788	996
	Beneteau SACA	73,307	949
*	Exclusive Networks SA	44,238	942
	Sodexo Prime De Fidelite 2027	10,378	904
*	Forvia SE (XPAR)	55,022	870
	Vetoquinol SA	8,138	819
	Derichebourg SA	189,442	803
	Fnac Darty SA	22,091	777
*,2	X-Fab Silicon Foundries SE	108,036	747
*,1	Valneva SE	201,018	720
	Antin Infrastructure Partners SA	55,517	709
	Altarea SCA	8,174	707
	Etablissements Maurel et Prom SA	109,189	690
[1]	Lagardere SA	30,605	686
*,2	Elior Group SA	236,074	648
	Lisi SA	24,669	646
	Manitou BF SA	25,620	630
*	Voltalia SA (Registered)	75,373	626
*	CGG SA	1,482,887	620
*	Eurazeo SE	6,056	546
	Jacquet Metals SACA	26,881	521
	GL Events SACA	25,678	515
	Equasens	7,465	468
*	Believe SA	27,991	448
*	Euroapi SA	135,531	425
*,1	Atos SE	194,372	416
*,1	OVH Groupe SAS	56,735	402
	Boiron SA	7,509	275
	Bonduelle SCA	28,646	248

6

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Aramis Group SAS	36,824	141
	LISI SA (XPAR)	3,780	99
			4,134,523
Germany (12.1%)
	SAP SE	2,264,355	408,868
	Siemens AG (Registered)	1,538,760	288,261
	Allianz SE (Registered)	805,982	228,726
	Deutsche Telekom AG (Registered)	6,667,930	152,733
	Mercedes-Benz Group AG	1,774,448	134,221
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	281,105	123,632
	BASF SE	1,836,560	96,229
	Infineon Technologies AG	2,690,741	93,377
	Deutsche Post AG	2,048,994	85,791
	adidas AG	340,801	82,127
	Deutsche Boerse AG	379,442	73,153
	Bayerische Motoren Werke AG (XETR)	638,136	69,524
	Deutsche Bank AG (Registered)	4,199,271	67,073
	E.ON SE	4,570,392	60,521
	Bayer AG (Registered)	2,030,897	59,243
	RWE AG	1,470,346	51,220
	Daimler Truck Holding AG	1,104,956	49,829
	Rheinmetall AG	89,618	49,384
	Merck KGaA	267,018	42,430
	Vonovia SE	1,436,205	41,501
	Commerzbank AG	2,145,988	31,894
[2]	Siemens Healthineers AG	570,586	31,643
	Beiersdorf AG	205,910	30,949
	Hannover Rueck SE	123,971	30,750
	Heidelberg Materials AG	287,755	28,958
	Symrise AG	268,527	28,784
	MTU Aero Engines AG	110,879	26,713
	Fresenius SE & Co. KGaA	849,112	25,338
*	Siemens Energy AG	1,114,097	22,876
	Brenntag SE	273,568	21,832
*,2	Covestro AG	380,342	19,049
*	Qiagen NV	441,818	18,447
	Fresenius Medical Care AG	420,489	17,704
	Henkel AG & Co. KGaA (XTER)	207,223	14,901
	Continental AG	222,828	14,442
*	GEA Group AG	355,783	14,359
*	LEG Immobilien SE (XETR)	153,083	12,995
*,2	Zalando SE	449,965	11,773
*,2	Delivery Hero SE	406,111	11,362
[2]	Scout24 SE	153,208	11,254
	CTS Eventim AG & Co. KGaA	121,176	10,715
	Knorr-Bremse AG	136,453	10,126
	Nemetschek SE	111,731	9,874
		Shares	Market Value• ($000)
	Puma SE	205,598	9,493
*	Deutsche Lufthansa AG (Registered)	1,236,691	8,851
	Evonik Industries AG	421,575	8,786
	Talanx AG	112,118	8,433
	Volkswagen AG	59,406	8,387
	Rational AG	9,826	8,382
	Bechtle AG	169,645	8,187
	Carl Zeiss Meditec AG (Bearer)	75,637	7,981
	Gerresheimer AG	71,465	7,697
	Freenet AG	247,525	6,881
	KION Group AG	148,705	6,853
	HUGO BOSS AG	117,898	6,353
[1]	K&S AG (Registered)	371,279	5,554
*,1	MorphoSys AG	78,070	5,513
	thyssenkrupp AG	1,025,367	5,146
	AIXTRON SE	220,566	5,125
	LANXESS AG	177,593	5,019
	Aurubis AG	62,014	4,940
	Hensoldt AG	119,387	4,703
	HOCHTIEF AG	44,090	4,643
*	TAG Immobilien AG	310,074	4,409
	Stroeer SE & Co. KGaA	64,288	4,123
*	Encavis AG	227,792	4,101
*,1	Nordex SE	285,980	4,025
	Krones AG	30,260	3,989
	United Internet AG (Registered)	164,480	3,979
*,2	TeamViewer SE	296,378	3,910
	Traton SE	102,961	3,657
*,1	Fraport AG Frankfurt Airport Services Worldwide	72,854	3,648
[2]	DWS Group GmbH & Co. KGaA	84,199	3,553
*	Evotec SE	323,668	3,335
	Siltronic AG	42,600	3,320
	Wacker Chemie AG	30,745	3,291
	Stabilus SE	51,123	3,172
	Schott Pharma AG & Co. KGaA	70,972	2,987
*,1	Aroundtown SA	1,404,654	2,912
	Sixt SE (XETR)	30,348	2,906
	Jenoptik AG	104,365	2,798
	ProSiebenSat.1 Media SE	344,143	2,673
	Duerr AG	100,497	2,571
	FUCHS SE	68,471	2,503
*	Bilfinger SE	53,085	2,471
	RTL Group SA	78,961	2,434
	Fielmann Group AG	50,910	2,374
	CANCOM SE	75,190	2,348
[2]	Befesa SA	82,041	2,346
*	Hypoport SE	8,778	2,317
*	Grand City Properties SA	203,710	2,275
*	flatexDEGIRO AG	171,176	2,236
*	HelloFresh SE	332,740	2,231
*,2	Redcare Pharmacy NV	16,239	2,196
	Atoss Software AG	7,933	2,121
	Salzgitter AG	77,828	1,999
	Deutsche Wohnen SE	101,035	1,906
	Suedzucker AG	121,877	1,739
	Kontron AG	85,814	1,727

7

European Stock Index Fund
		Shares	Market Value• ($000)
	1&1 AG	94,012	1,643
*	Deutz AG	258,225	1,492
	Elmos Semiconductor SE	17,995	1,491
	CompuGroup Medical SE & Co. KGaA	49,462	1,482
	METRO AG	269,782	1,443
	Hornbach Holding AG & Co. KGaA	18,272	1,434
*	Nagarro SE	17,097	1,299
	Indus Holding AG	47,707	1,295
	Norma Group SE	64,723	1,282
*	Ionos SE	49,447	1,266
[1]	PNE AG	87,238	1,249
	GRENKE AG	53,456	1,244
[1,2]	Deutsche Pfandbriefbank AG	249,725	1,184
	Dermapharm Holding SE	35,183	1,181
	KWS Saat SE & Co. KGaA	21,302	1,171
	Eckert & Ziegler SE	28,620	1,131
	Sartorius AG	4,691	1,095
	GFT Technologies SE	34,874	1,022
*,2	Auto1 Group SE	194,687	991
	Energiekontor AG	14,273	980
	Takkt AG	66,898	931
*	SMA Solar Technology AG	17,677	927
	Wacker Neuson SE	49,485	885
*	Hamburger Hafen und Logistik AG (XETR)	49,306	877
	Kloeckner & Co. SE	122,381	867
	Vossloh AG	17,762	860
*	CECONOMY AG	371,933	857
	Deutsche Beteiligungs AG	29,023	855
[1]	Verbio SE	40,985	854
	Adesso SE	7,222	839
*,2	Thyssenkrupp Nucera AG & Co. KGaA	63,211	810
*	Adtran Networks SE	35,974	765
	PATRIZIA SE	84,666	746
*,1	SGL Carbon SE	102,731	736
	STRATEC SE	15,045	692
[1]	BayWa AG	28,684	688
	Vitesco Technologies Group AG (XETR)	9,221	628
	Wuestenrot & Wuerttembergische AG	39,063	549
	Deutsche EuroShop AG	23,803	481
*,1	About You Holding SE	96,586	463
	Secunet Security Networks AG	2,743	440
*,1	Varta AG	42,675	424
	ElringKlinger AG	57,352	407
	New Work SE	5,928	375
	Basler AG	30,050	357
	Draegerwerk AG & Co. KGaA (XETR)	6,061	282
	Synlab AG (XETR)	6,256	70
	Hamburger Hafen und Logistik AG	2,594	47
			2,999,177
		Shares	Market Value• ($000)
Ireland (0.4%)
	Kingspan Group plc	312,040	27,755
	Kerry Group plc Class A	314,290	27,047
	Bank of Ireland Group plc	2,184,569	23,308
	AIB Group plc	3,199,964	16,564
	Glanbia plc (XDUB)	367,602	6,980
	Dalata Hotel Group plc	452,116	2,033
*,1,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			103,687
Italy (4.6%)
	UniCredit SpA	3,427,310	125,797
	Intesa Sanpaolo SpA	33,325,726	124,738
	Enel SpA	16,034,334	105,385
	Ferrari NV	244,194	100,431
	Eni SpA	4,354,931	69,948
	Assicurazioni Generali SpA	2,566,041	62,566
	Stellantis NV	2,720,998	60,206
	Stellantis NV (XNYS)	1,684,979	37,296
	Prysmian SpA	562,812	30,537
	Moncler SpA	421,349	28,686
	Terna - Rete Elettrica Nazionale	2,902,972	23,258
	Snam SpA	4,696,013	21,486
	FinecoBank Banca Fineco SpA	1,259,827	19,300
	Leonardo SpA	826,383	18,992
	Mediobanca Banca di Credito Finanziario SpA	1,326,670	18,850
[1]	Banco BPM SpA	2,829,407	18,577
	Tenaris SA	949,092	15,762
[2]	Poste Italiane SpA	939,082	11,929
	BPER Banca	2,184,179	11,343
	Recordati Industria Chimica e Farmaceutica SpA	200,122	10,649
*,2	Nexi SpA	1,703,515	9,911
	Davide Campari-Milano NV	980,686	9,835
*	Banca Monte dei Paschi di Siena SpA	1,855,601	8,950
	Amplifon SpA	266,352	8,893
	Unipol Gruppo SpA	891,799	7,995
[2]	Infrastrutture Wireless Italiane SpA	737,438	7,903
	Interpump Group SpA	165,343	7,202
	Brunello Cucinelli SpA	70,214	7,166
	Buzzi SpA	178,025	6,414
[2]	Pirelli & C SpA	1,012,608	6,403
	A2A SpA	3,178,285	6,268
	Banca Popolare di Sondrio SpA	747,896	6,249
	Reply SpA	46,781	6,108
*,1	Telecom Italia SpA (MTAA)	24,930,274	5,910
	Azimut Holding SpA	219,724	5,790
	Hera SpA	1,599,140	5,774
	Italgas SpA	1,006,564	5,580

8

European Stock Index Fund
		Shares	Market Value• ($000)
	Banca Mediolanum SpA	495,045	5,357
	Iveco Group NV	400,166	5,018
*	Saipem SpA	2,175,774	4,993
	De' Longhi SpA	143,657	4,711
[2]	BFF Bank SpA	358,631	4,602
	DiaSorin SpA	43,673	4,411
	Banca Generali SpA	111,713	4,375
	Brembo NV	301,291	3,833
	ERG SpA	112,426	3,028
	SOL SpA	74,747	2,875
	Maire Tecnimont SpA	328,315	2,719
	Iren SpA	1,325,708	2,665
[2]	Technogym SpA	273,297	2,577
	UnipolSai Assicurazioni SpA	856,346	2,452
*	Technoprobe SpA	298,298	2,377
	Saras SpA	1,252,406	2,352
[2]	Enav SpA	515,719	2,121
*	Lottomatica Group SpA	178,692	2,072
[2]	Carel Industries SpA	100,796	2,040
[2]	Anima Holding SpA	433,279	2,030
	Tamburi Investment Partners SpA	202,966	1,970
	Credito Emiliano SpA	158,285	1,672
	Webuild SpA (MTAA)	639,134	1,604
	Sesa SpA	14,798	1,539
	ACEA SpA	87,361	1,515
	El.En. SpA	107,238	1,348
	Salvatore Ferragamo SpA	130,211	1,292
	Sanlorenzo SpA	28,219	1,236
	Gruppo MutuiOnline SpA	32,478	1,214
	Salcef Group SpA	43,662	1,203
	MFE-MediaForEurope NV Class A	372,350	1,093
[2]	RAI Way SpA	188,951	1,073
	Banca IFIS SpA	48,132	1,072
	Ariston Holding NV	206,421	1,062
	Italmobiliare SpA	28,560	1,051
	Piaggio & C SpA	337,627	984
	Cementir Holding NV	92,201	976
*,2	GVS SpA	145,310	846
*	Tod's SpA	17,430	799
	Danieli & C Officine Meccaniche SpA (MTAA)	22,120	764
	Tinexta SpA	38,204	720
*,1	Fincantieri SpA	903,393	684
	Arnoldo Mondadori Editore SpA	251,011	600
	MARR SpA	45,294	582
*,1	Juventus Football Club SpA	296,657	559
	Zignago Vetro SpA	39,960	532
	MFE-MediaForEurope NV Class B	90,776	365
	Biesse SpA	26,736	347
	Alerion Cleanpower SpA	12,215	227
	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	224
		Shares	Market Value• ($000)
	Datalogic SpA	35,409	215
			1,134,063
Netherlands (7.0%)
	ASML Holding NV	814,041	709,040
	ING Groep NV	6,985,095	110,436
	Prosus NV	3,127,050	104,631
	Wolters Kluwer NV	506,241	75,788
*,2	Adyen NV	60,795	72,832
	ASM International NV	96,424	60,654
	Koninklijke Ahold Delhaize NV	1,953,026	59,282
	Heineken NV	577,276	56,180
	Universal Music Group NV	1,547,641	45,524
	Koninklijke Philips NV	1,612,758	42,829
	DSM-Firmenich AG	357,598	40,106
	NN Group NV	574,270	26,492
	ArcelorMittal SA	1,023,963	25,581
	Koninklijke KPN NV	6,819,279	24,782
	Akzo Nobel NV	353,685	23,337
	EXOR NV	207,584	22,663
	Aegon Ltd.	3,499,881	21,797
	Heineken Holding NV	269,635	21,690
	BE Semiconductor Industries NV	156,410	20,752
*	IMCD NV	117,302	17,698
	ASR Nederland NV	300,492	15,036
[2]	ABN AMRO Bank NV	904,720	14,492
	Randstad NV	219,899	11,028
	Aalberts NV	198,608	9,443
	Arcadis NV	148,866	9,194
[2]	Signify NV	259,231	7,070
*	InPost SA	421,907	6,774
*,2	Just Eat Takeaway.com NV	397,932	5,813
	Fugro NV	231,243	5,609
	JDE Peet's NV	250,141	5,558
	Koninklijke Vopak NV	135,164	5,368
	OCI NV	198,618	5,342
[1]	SBM Offshore NV	324,662	4,796
	Allfunds Group plc	694,422	4,364
[1,2]	CTP NV	213,727	3,626
*	TKH Group NV	84,078	3,622
	Van Lanschot Kempen NV	80,033	2,835
*,1	Galapagos NV	99,148	2,804
	Corbion NV	120,402	2,615
	APERAM SA	87,485	2,544
*,1,2	Basic-Fit NV	106,956	2,341
	Koninklijke BAM Groep NV	562,249	2,292
	Eurocommercial Properties NV	86,012	1,956
*,1,2	Alfen NV	44,102	1,901
	AMG Critical Materials NV	64,491	1,514
	Flow Traders Ltd.	66,455	1,368
	Wereldhave NV	89,988	1,249
	Sligro Food Group NV	71,194	1,080
	PostNL NV	720,504	969
*	TomTom NV	137,089	817
	Vastned Retail NV	35,638	796
	NSI NV	37,750	716
	Brunel International NV	40,671	440
[2]	B&S Group Sarl	51,630	278
			1,727,744

9

European Stock Index Fund
		Shares	Market Value• ($000)
Norway (1.3%)
	Equinor ASA	1,798,877	47,865
	DNB Bank ASA	2,080,407	36,260
	Norsk Hydro ASA	2,738,963	16,832
	Mowi ASA	910,770	15,990
	Aker BP ASA	632,831	15,348
	Telenor ASA	1,295,244	14,891
	Kongsberg Gruppen ASA	153,288	10,821
	Orkla ASA	1,568,197	10,668
	Yara International ASA	335,917	9,575
	Salmar ASA	130,915	8,236
	Storebrand ASA	847,362	8,134
*	Subsea 7 SA	488,625	7,861
	Frontline plc	295,471	7,001
	Bakkafrost P/F	105,586	6,413
	TOMRA Systems ASA	480,572	5,887
*	Adevinta ASA	566,494	5,760
	Gjensidige Forsikring ASA	353,469	5,667
	Schibsted ASA Class B	201,126	5,619
	Var Energi ASA	1,620,694	5,262
	SpareBank 1 SR-Bank ASA	375,078	4,542
*	Nordic Semiconductor ASA	386,569	4,226
	Schibsted ASA Class A	146,781	4,196
	Hafnia Ltd.	502,684	3,790
	Borregaard ASA	207,183	3,549
	Golden Ocean Group Ltd.	248,538	3,493
	SpareBank 1 SMN	256,869	3,376
*,2	AutoStore Holdings Ltd.	2,190,096	3,103
	TGS ASA	272,046	3,069
	Protector Forsikring ASA	139,595	2,822
	Aker ASA Class A	49,015	2,721
	Leroy Seafood Group ASA	577,117	2,544
[2]	BW LPG Ltd.	172,296	2,488
[1]	Borr Drilling Ltd.	450,851	2,384
	Hoegh Autoliners ASA	224,929	2,361
	Veidekke ASA	222,190	2,323
	Atea ASA	168,906	2,156
	Wallenius Wilhelmsen ASA	211,478	2,130
*,2	Europris ASA	332,105	2,090
	Aker Solutions ASA	542,270	2,044
*	Cadeler A/S	406,954	1,932
	Stolt-Nielsen Ltd.	45,259	1,927
*,2	Scatec ASA	241,665	1,764
	DNO ASA	1,729,080	1,601
*,1	NEL ASA	3,454,849	1,596
	FLEX LNG Ltd.	60,350	1,585
	Austevoll Seafood ASA	183,236	1,463
*,2	Entra ASA	145,419	1,338
	MPC Container Ships ASA	762,386	1,226
*,2	Crayon Group Holding ASA	164,718	1,212
		Shares	Market Value• ($000)
[2]	Elkem ASA	601,098	1,050
	Wilh Wilhelmsen Holding ASA Class A	26,525	925
	Bonheur ASA	35,456	805
	Grieg Seafood ASA	113,495	737
	BW Offshore Ltd.	185,747	467
*	Aker Carbon Capture ASA	720,659	451
	Hexagon Composites ASA	255,344	387
*	BW Energy Ltd.	145,690	381
			324,344
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,758,682	26,111
	ORLEN SA	1,190,451	19,410
	Powszechny Zaklad Ubezpieczen SA	1,152,400	14,504
	Bank Polska Kasa Opieki SA	322,965	13,371
	KGHM Polska Miedz SA	281,477	9,677
*,2	Allegro.eu SA	1,154,108	9,621
*,2	Dino Polska SA	99,072	9,491
	Santander Bank Polska SA	68,734	9,419
	LPP SA	2,289	8,820
*	Alior Bank SA	189,625	4,831
	Budimex SA	26,261	4,442
*	mBank SA	26,329	4,422
	Grupa Kety SA	19,886	4,121
	KRUK SA	35,900	4,081
	CD Projekt SA	134,924	3,925
*	Bank Millennium SA	1,243,217	2,831
*	PGE Polska Grupa Energetyczna SA	1,797,111	2,679
	Orange Polska SA	1,344,278	2,598
	Benefit Systems SA	3,509	2,380
*	CCC SA	94,421	2,189
	Asseco Poland SA	106,392	2,091
	Bank Handlowy w Warszawie SA	72,756	2,005
*	Pepco Group NV	300,551	1,417
*	Tauron Polska Energia SA	1,950,743	1,400
*	Enea SA	524,457	1,094
*	AmRest Holdings SE	148,473	962
*,1	Jastrzebska Spolka Weglowa SA	107,661	810
*,1	Cyfrowy Polsat SA	296,717	731
	Warsaw Stock Exchange	56,564	626
*,1	Grupa Azoty SA	98,572	532
			170,591
Portugal (0.3%)
*	EDP - Energias de Portugal SA	6,201,326	23,287
	Galp Energia SGPS SA	897,091	19,271
	Jeronimo Martins SGPS SA	567,130	11,667
	EDP Renovaveis SA	610,392	8,356
*	Banco Comercial Portugues SA Class R	15,839,233	5,530

10

European Stock Index Fund
		Shares	Market Value• ($000)
	Navigator Co. SA	526,608	2,326
	REN - Redes Energeticas Nacionais SGPS SA	796,067	1,922
	Sonae SGPS SA	1,880,123	1,882
	NOS SGPS SA	389,081	1,344
*	Greenvolt-Energias Renovaveis SA	131,044	1,160
	CTT-Correios de Portugal SA	183,469	862
	Altri SGPS SA	147,051	810
	Mota-Engil SGPS SA	170,607	738
	Corticeira Amorim SGPS SA	67,636	691
	Semapa-Sociedade de Investimento e Gestao	31,069	527
			80,373
Spain (4.1%)
	Banco Santander SA	33,054,550	160,831
	Iberdrola SA (XMAD)	12,100,466	148,371
	Banco Bilbao Vizcaya Argentaria SA	12,050,771	130,317
	Industria de Diseno Textil SA	2,166,176	98,628
	Amadeus IT Group SA	917,786	58,255
	Telefonica SA	10,518,961	47,121
	CaixaBank SA	7,808,081	41,176
	Repsol SA	2,514,465	39,467
	Ferrovial SE	1,084,427	39,002
[2]	Cellnex Telecom SA	1,155,193	38,185
[2]	Aena SME SA	145,094	26,442
	Banco de Sabadell SA	10,856,570	20,738
	ACS Actividades de Construccion y Servicios SA	496,573	19,888
	Redeia Corp. SA	889,391	14,847
	Endesa SA	654,270	11,931
	Bankinter SA	1,325,789	10,479
	Merlin Properties Socimi SA	696,470	7,835
	Enagas SA	514,020	7,539
	Naturgy Energy Group SA	283,767	7,177
*	Grifols SA	685,196	6,271
	Fluidra SA	279,805	5,923
	Acciona SA	47,374	5,477
	Viscofan SA	80,390	5,111
	Vidrala SA (XMAD)	47,250	4,969
	Mapfre SA	2,032,556	4,904
	Indra Sistemas SA	251,973	4,817
	Acerinox SA	401,552	4,326
[2]	Unicaja Banco SA	3,208,056	4,191
	Laboratorios Farmaceuticos Rovi SA	43,662	3,918
	Inmobiliaria Colonial Socimi SA	649,260	3,797
	Applus Services SA	270,335	3,655
	Cia de Distribucion Integral Logista Holdings SA	127,904	3,479
	Corp. ACCIONA Energias Renovables SA	116,690	2,370
		Shares	Market Value• ($000)
	Sacyr SA	679,857	2,364
	Faes Farma SA	641,401	2,327
	CIE Automotive SA	87,449	2,312
	Construcciones y Auxiliar de Ferrocarriles SA	53,292	1,824
*	Solaria Energia y Medio Ambiente SA	167,284	1,702
*	Melia Hotels International SA	214,536	1,668
	Almirall SA	172,385	1,573
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,417,866	1,532
	Fomento de Construcciones y Contratas SA	87,380	1,183
[2]	Gestamp Automocion SA	316,369	948
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	911
	Ence Energia y Celulosa SA	253,352	902
*	Tecnicas Reunidas SA	90,588	899
	Lar Espana Real Estate Socimi SA	119,999	871
	Pharma Mar SA	25,665	830
[2]	Global Dominion Access SA	212,195	793
[2]	Neinor Homes SA	51,731	580
	Prosegur Cia de Seguridad SA	282,958	502
[2]	Prosegur Cash SA	735,022	408
*	Distribuidora Internacional de Alimentacion SA	27,678,993	379
*,1	NH Hotel Group SA	51,716	227
			1,016,172
Sweden (5.4%)
	Atlas Copco AB Class A	5,202,706	91,131
	Investor AB Class B	3,406,706	83,440
	Volvo AB Class B	3,148,484	80,139
	Assa Abloy AB Class B	2,009,418	53,092
	Atlas Copco AB Class B	3,129,950	46,931
	Hexagon AB Class B	4,357,443	45,583
	Sandvik AB	2,220,127	44,255
[2]	Evolution AB	379,468	41,926
	Swedbank AB Class A	2,076,905	39,715
	EQT AB	1,300,718	35,093
	Skandinaviska Enskilda Banken AB Class A	2,572,955	33,696
	Essity AB Class B	1,258,418	31,397
	Telefonaktiebolaget LM Ericsson Class B	6,033,923	30,621
	Alfa Laval AB	641,040	27,292
	Svenska Handelsbanken AB Class A	3,053,601	26,186

11

European Stock Index Fund
		Shares	Market Value• ($000)
	Epiroc AB Class A	1,291,230	23,871
	Investor AB Class A (XSTO)	897,136	21,851
	H & M Hennes & Mauritz AB Class B	1,240,099	19,711
	Boliden AB	563,872	18,531
	Svenska Cellulosa AB SCA Class B	1,223,769	17,935
	SKF AB Class B	794,789	16,339
	Trelleborg AB Class B	440,535	15,525
	Saab AB Class B	189,756	15,023
	Nibe Industrier AB Class B	2,995,195	13,820
	Volvo AB Class A	490,251	12,911
	Epiroc AB Class B	772,815	12,810
	Skanska AB Class B	737,280	12,665
	Indutrade AB	549,816	12,649
	Telia Co. AB	5,096,326	11,658
*	Swedish Orphan Biovitrum AB	447,555	11,553
	Lifco AB Class B	468,621	11,354
	Beijer Ref AB	801,687	11,298
	Sagax AB Class B	442,646	11,085
	Tele2 AB Class B	1,135,283	10,589
	Industrivarden AB Class C	328,159	10,550
*	Castellum AB	881,550	10,475
	Securitas AB Class B	999,420	10,016
	Getinge AB Class B	461,082	9,707
	AddTech AB Class B	459,197	9,547
	AAK AB	359,109	9,237
	Industrivarden AB Class A	259,929	8,371
*	Fastighets AB Balder Class B	1,289,731	8,130
	SSAB AB Class B	1,349,066	7,549
	L E Lundbergforetagen AB Class B	151,247	7,455
	Investment AB Latour Class B	294,001	7,084
	Holmen AB Class B	164,472	6,406
	Nordnet AB publ	353,589	6,286
	Sectra AB Class B	311,724	6,134
	Fortnox AB	1,021,986	5,955
	Hexpol AB	511,986	5,793
	Lagercrantz Group AB Class B	394,437	5,788
	Axfood AB	223,192	5,774
	Husqvarna AB Class B	709,714	5,757
[2]	Thule Group AB	200,028	5,647
	Avanza Bank Holding AB	256,928	5,506
	Mycronic AB	155,448	5,410
[2]	Munters Group AB	267,887	5,341
*	Kinnevik AB Class B	509,677	5,305
	Elekta AB Class B	712,966	5,077
[2]	Dometic Group AB	656,439	4,691
	Wihlborgs Fastigheter AB	545,044	4,565
*,1	Embracer Group AB	1,820,655	4,546
	Sweco AB Class B	422,873	4,530
	Hemnet Group AB	165,031	4,289
	Fabege AB	536,705	4,105
*	Volvo Car AB Class B	1,305,911	4,054
*	Electrolux AB Class B	442,292	3,846
	Loomis AB	147,482	3,769
		Shares	Market Value• ($000)
	Billerud Aktiebolag	433,365	3,594
	Bure Equity AB	111,630	3,495
	Vitec Software Group AB Class B	69,893	3,343
	Nyfosa AB	371,363	3,213
	AFRY AB	200,105	3,143
	Wallenstam AB Class B	683,535	3,021
	Electrolux Professional AB Class B	467,502	3,019
	Catena AB	68,213	2,985
*	Camurus AB	64,224	2,880
	Lindab International AB	143,028	2,873
*,2	Sinch AB	1,260,848	2,851
	Pandox AB	181,389	2,805
[2]	Bravida Holding AB	414,709	2,804
	Hufvudstaden AB Class A	234,488	2,724
	Betsson AB Class B	236,483	2,614
	Granges AB	218,574	2,581
	AddNode Group AB	249,854	2,573
	SSAB AB Class A	457,643	2,570
	Alleima AB	390,185	2,425
	Peab AB Class B	394,820	2,407
	NCAB Group AB	363,887	2,366
	JM AB	132,829	2,249
	HMS Networks AB	57,954	2,148
	AddLife AB Class B	226,519	2,084
	Vitrolife AB	134,806	2,013
	NCC AB Class B	161,048	1,959
	Arjo AB Class B	458,431	1,924
	Bufab AB	60,285	1,834
	Bilia AB Class A	145,830	1,832
	Mips AB	54,162	1,819
	Nolato AB Class B	359,487	1,764
	Instalco AB	487,500	1,716
	Biotage AB	112,548	1,698
*	Better Collective A/S	62,816	1,683
*	Beijer Alma AB	88,864	1,682
*	Sdiptech AB Class B	65,222	1,662
*	Modern Times Group MTG AB Class B	188,785	1,617
	Atrium Ljungberg AB Class B	90,652	1,602
	Troax Group AB	78,123	1,572
	Storskogen Group AB Class B	2,821,144	1,511
	Cibus Nordic Real Estate AB publ	114,973	1,497
	Medicover AB Class B	93,964	1,472
	INVISIO AB	67,260	1,471
	Ratos AB Class B	408,694	1,418
*,1,2	Scandic Hotels Group AB	270,150	1,416
	Dios Fastigheter AB	180,353	1,378
*,2	Boozt AB	115,901	1,321
	NP3 Fastigheter AB	59,824	1,253
*,2	BioArctic AB	69,157	1,217
	SkiStar AB	83,498	1,157
	Hexatronic Group AB	368,793	1,124
*	Truecaller AB Class B	343,639	1,092
*	OX2 AB	300,429	1,084
	Corem Property Group AB Class B	1,397,994	1,039
*	Fagerhult Group AB	143,577	921

12

European Stock Index Fund
		Shares	Market Value• ($000)
[1]	Svenska Handelsbanken AB Class B	85,057	912
	Systemair AB	132,722	899
	Platzer Fastigheter Holding AB Class B	110,313	892
	Clas Ohlson AB Class B	72,787	878
*	Stillfront Group AB	922,566	877
	MEKO AB	83,653	853
	Samhallsbyggnadsbolaget i Norden AB	2,295,061	823
[2]	Attendo AB	213,460	805
	Sagax AB Class D	222,835	618
*	Norion Bank AB	165,924	613
	Investment AB Oresund	60,465	597
	Cloetta AB Class B	394,311	587
	Skandinaviska Enskilda Banken AB Class C	41,634	552
[2]	Resurs Holding AB	298,397	449
	Volati AB	44,075	411
[1]	Intrum AB	169,528	397
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	156
	Telefonaktiebolaget LM Ericsson Class A	7,590	39
	NCC AB Class A	2,341	29
	Husqvarna AB Class A	386	3
			1,333,275
Switzerland (13.0%)
	Nestle SA (Registered)	5,513,942	553,601
	Novartis AG (Registered)	4,271,488	414,580
	Roche Holding AG	1,430,125	342,678
	UBS Group AG (Registered)	6,218,746	163,325
	Cie Financiere Richemont SA Class A (Registered)	1,095,818	151,472
	ABB Ltd. (Registered)	3,087,234	150,004
	Zurich Insurance Group AG	296,093	143,323
	Holcim AG	1,072,514	89,778
	Sika AG (Registered)	313,421	89,156
	Lonza Group AG (Registered)	148,767	82,118
	Alcon Inc.	1,015,455	77,862
	Givaudan SA (Registered)	16,398	70,130
	Swiss Re AG	595,869	64,774
	Partners Group Holding AG	45,512	58,554
	Swiss Life Holding AG (Registered)	60,901	41,093
	Geberit AG (Registered)	66,267	35,372
*	Sandoz Group AG	889,497	30,231
	Straumann Holding AG (Registered)	220,101	29,260
		Shares	Market Value• ($000)
	Sonova Holding AG (Registered)	104,908	29,000
	Swisscom AG (Registered)	52,426	28,761
[1]	Kuehne & Nagel International AG (Registered)	102,876	27,190
	SGS SA (Registered)	299,707	26,391
[2]	VAT Group AG	52,942	26,358
	Chocoladefabriken Lindt & Spruengli AG (Registered)	215	24,812
	Logitech International SA (Registered)	317,609	24,728
[1]	Chocoladefabriken Lindt & Spruengli AG	1,993	22,957
	Julius Baer Group Ltd.	423,320	22,715
	Schindler Holding AG (XSWX)	83,793	20,886
	Roche Holding AG (Bearer)	59,751	15,718
	Swiss Prime Site AG (Registered)	156,243	14,426
	Baloise Holding AG (Registered)	92,950	14,046
	SIG Group AG	679,696	13,583
[1]	Swatch Group AG (Bearer)	63,919	13,430
	Barry Callebaut AG (Registered)	7,337	11,856
	Georg Fischer AG (Registered)	169,231	11,812
	EMS-Chemie Holding AG (Registered)	14,632	11,674
	PSP Swiss Property AG (Registered)	93,152	11,516
	Adecco Group AG (Registered)	328,099	11,478
	Schindler Holding AG (Registered)	39,321	9,581
	Helvetia Holding AG (Registered)	71,856	9,399
	Tecan Group AG (Registered)	26,206	9,245
	Belimo Holding AG (Registered)	19,066	8,822
*	Avolta AG	219,602	8,305
	Siegfried Holding AG (Registered)	8,409	8,035
	Flughafen Zurich AG (Registered)	39,184	7,845
	Temenos AG (Registered)	125,416	7,802
[2]	Galenica AG	100,388	7,681
	Accelleron Industries AG	193,821	7,535
	Clariant AG (Registered)	468,765	7,013
[1]	Banque Cantonale Vaudoise (Registered)	58,344	6,101
	Bachem Holding AG	64,598	5,605
	Inficon Holding AG (Registered)	3,998	5,559
	BKW AG	37,375	5,548
	Bucher Industries AG (Registered)	13,253	5,092

13

European Stock Index Fund
		Shares	Market Value• ($000)
	Comet Holding AG (Registered)	15,446	4,874
	Swissquote Group Holding SA (Registered)	17,862	4,831
	Allreal Holding AG (Registered)	29,896	4,828
	DKSH Holding AG	73,114	4,765
	Cembra Money Bank AG	60,209	4,603
	Sulzer AG (Registered)	35,911	4,350
[1]	Emmi AG (Registered)	4,382	4,263
	SFS Group AG	35,877	4,255
	Softwareone Holding AG	248,620	4,228
	Burckhardt Compression Holding AG	6,493	4,136
	Mobimo Holding AG (Registered)	14,572	4,079
	Valiant Holding AG (Registered)	32,469	3,790
	Interroll Holding AG (Registered)	1,115	3,588
*	Aryzta AG	1,891,950	3,582
	Swatch Group AG (Registered)	85,870	3,560
	dormakaba Holding AG	6,251	3,327
	Landis & Gyr Group AG	43,857	3,245
	Stadler Rail AG	108,941	3,232
	VZ Holding AG	27,789	3,205
	Kardex Holding AG (Registered)	11,967	3,166
	Vontobel Holding AG (Registered)	56,271	3,159
	Daetwyler Holding AG	15,124	3,131
	St. Galler Kantonalbank AG (Registered)	5,752	2,960
[1]	Huber and Suhner AG (Registered)	35,186	2,799
	Ypsomed Holding AG (Registered)	6,976	2,486
*	ams-OSRAM AG	1,885,829	2,265
	Forbo Holding AG (Registered)	1,879	2,170
	EFG International AG	185,972	2,162
	SKAN Group AG	22,031	1,968
	LEM Holding SA (Registered)	976	1,662
	Komax Holding AG (Registered)	9,541	1,641
[1]	OC Oerlikon Corp. AG (Registered)	377,995	1,635
	COSMO Pharmaceuticals NV	19,790	1,554
*,1	DocMorris AG	17,515	1,545
[2]	Medacta Group SA	12,569	1,519
	Intershop Holding AG	11,006	1,475
*	Arbonia AG	106,904	1,408
*,2	Sensirion Holding AG	20,854	1,369
	ALSO Holding AG (Registered)	5,422	1,336
		Shares	Market Value• ($000)
	u-blox Holding AG	14,061	1,301
	Bossard Holding AG (Registered) Class A	5,323	1,210
	Bystronic AG	2,677	1,191
	Autoneum Holding AG	7,278	1,163
	Implenia AG (Registered)	31,669	1,158
	Bell Food Group AG (Registered)	3,952	1,146
	Zehnder Group AG	19,165	1,117
*	Basilea Pharmaceutica AG (Registered)	24,645	1,058
*,2	PolyPeptide Group AG	29,798	983
*,2	Montana Aerospace AG	46,039	890
	Rieter Holding AG (Registered)	6,157	861
	Vetropack Holding AG (Registered)	25,299	855
	Schweiter Technologies AG	1,897	851
[2]	Medmix AG	49,381	810
*,2	Medartis Holding AG	8,514	741
	PIERER Mobility AG	17,817	704
*	Meyer Burger Technology AG	48,711,722	604
	Investis Holding SA	5,528	593
	Leonteq AG	21,350	560
*,1	Idorsia Ltd.	252,174	498
	VP Bank AG Class A	4,892	488
	APG SGA SA	2,162	488
*	Aryzta AG (XSWX)	24,200	46
			3,227,283
United Kingdom (24.0%)
	AstraZeneca plc	3,050,179	461,336
	Shell plc (XETR)	12,223,744	434,537
	HSBC Holdings plc	39,455,075	341,995
	Unilever plc (XLON)	5,121,246	264,926
	BP plc	34,432,700	221,941
	GSK plc	8,302,428	172,250
	RELX plc	3,911,279	160,702
	Diageo plc	4,560,665	157,615
	Rio Tinto plc	2,248,390	152,128
	Glencore plc	25,042,123	145,709
	British American Tobacco plc	4,154,139	121,950
	CRH plc (SGMX)	1,426,640	110,480
	London Stock Exchange Group plc	963,802	106,250
	BAE Systems plc	6,293,317	104,672
	National Grid plc	7,672,588	100,643
	Compass Group plc	3,530,084	98,185
	Ferguson plc	423,354	89,267
*	Rolls-Royce Holdings plc	17,279,922	88,612
	Lloyds Banking Group plc	131,007,379	84,550
	Reckitt Benckiser Group plc	1,478,455	82,656
	Anglo American plc	2,492,003	81,432
	Barclays plc	31,030,668	78,237
	Experian plc	1,892,658	76,338
	3i Group plc	1,966,178	70,246

14

European Stock Index Fund
		Shares	Market Value• ($000)
*	Flutter Entertainment plc	364,229	67,477
	Ashtead Group plc	901,225	65,440
	Haleon plc	13,613,220	57,493
	Tesco plc	14,363,659	53,032
	Prudential plc (XLON)	5,686,673	49,459
	SSE plc	2,251,838	46,808
	Shell plc	1,191,185	42,566
	NatWest Group plc	11,125,172	41,991
	Imperial Brands plc	1,807,915	41,311
	Standard Chartered plc	4,538,550	38,993
	Vodafone Group plc	45,162,340	38,085
	Legal & General Group plc	12,242,926	35,939
	InterContinental Hotels Group plc	340,819	33,241
	Aviva plc	5,632,521	32,703
	Sage Group plc	2,112,711	30,636
	Segro plc	2,757,936	29,008
	Next plc	250,358	28,080
	Informa plc	2,822,064	27,938
	Bunzl plc	699,228	26,814
	Rentokil Initial plc	5,199,423	26,247
	Smurfit Kappa Group plc	537,230	23,344
	Associated British Foods plc	693,438	22,951
	Smith & Nephew plc	1,798,556	21,791
	Admiral Group plc	632,684	21,535
	WPP plc	2,146,339	21,513
	Halma plc	780,945	21,403
	Melrose Industries plc (XLON)	2,716,380	21,341
	Intertek Group plc	332,319	20,453
	Antofagasta plc	715,610	19,630
	United Utilities Group plc	1,405,930	18,327
	Centrica plc	11,091,122	17,704
	Pearson plc	1,424,449	17,284
	Mondi plc	908,600	17,219
	Severn Trent plc	544,163	16,773
	Spirax-Sarco Engineering plc	151,683	16,691
	BT Group plc	12,975,192	16,593
	Croda International plc	287,399	16,461
	Whitbread plc	408,550	16,102
[2]	Auto Trader Group plc	1,827,879	15,847
	Intermediate Capital Group plc	574,059	14,962
*	Wise plc Class A	1,551,066	14,906
	Smiths Group plc	718,733	14,490
	DCC plc	203,862	13,922
	Weir Group plc	533,743	13,620
	B&M European Value Retail SA	2,068,478	13,349
	Coca-Cola HBC AG	404,621	13,061
	Marks & Spencer Group plc	4,051,189	12,907
	Entain plc	1,307,354	12,755
	Berkeley Group Holdings plc	215,792	12,673
	Land Securities Group plc	1,524,637	12,322
	Diploma plc	269,387	12,176
	Kingfisher plc	3,867,299	11,913
	Taylor Wimpey plc	7,242,632	11,868
		Shares	Market Value• ($000)
	Howden Joinery Group plc	1,085,771	11,818
	J Sainsbury plc	3,571,406	11,715
	IMI plc	531,596	11,580
	DS Smith plc	2,643,949	11,518
	Barratt Developments plc	2,014,994	11,385
	Beazley plc	1,364,225	11,287
	M&G plc	4,496,908	11,258
	Persimmon plc	655,441	10,614
	Hiscox Ltd.	691,553	10,606
*	Vistry Group plc	710,658	10,557
	Burberry Group plc	736,291	10,535
	Rightmove plc	1,640,734	10,510
[2]	ConvaTec Group plc	3,363,139	10,464
	LondonMetric Property plc	3,936,351	9,608
	British Land Co. plc	1,949,600	9,401
	Phoenix Group Holdings plc	1,520,426	9,260
	RS Group plc	979,711	8,975
	Spectris plc	210,766	8,718
	Games Workshop Group plc	67,925	8,395
	UNITE Group plc	720,627	8,331
	Johnson Matthey plc	372,466	8,157
	Investec plc	1,273,190	8,065
	Hikma Pharmaceuticals plc	334,234	8,025
	Hargreaves Lansdown plc	785,846	7,941
	Endeavour Mining plc	373,156	7,901
	Bellway plc	249,378	7,837
	Man Group plc	2,443,432	7,836
	Inchcape plc	771,680	7,691
	Schroders plc	1,724,674	7,561
	Tritax Big Box REIT plc	3,945,358	7,452
	JD Sports Fashion plc	5,087,268	7,283
*	International Consolidated Airlines Group SA	3,334,447	7,267
	Rotork plc	1,788,617	7,190
	Greggs plc	207,412	7,019
	Abrdn plc	3,752,854	6,844
	IG Group Holdings plc	731,554	6,826
	ITV plc	7,718,796	6,772
	Tate & Lyle plc	823,749	6,754
*	TUI AG	923,004	6,482
	Direct Line Insurance Group plc	2,714,494	6,302
*	Darktrace plc	839,352	6,266
	Virgin Money UK plc	2,342,208	6,228
	St. James's Place plc	1,141,902	6,179
	Cranswick plc	110,663	5,943
	Derwent London plc	228,108	5,845
	Britvic plc	509,424	5,618
*	Ocado Group plc	1,243,635	5,445
	Drax Group plc	797,457	5,165
	Big Yellow Group plc	382,778	5,149
	easyJet plc	762,994	5,111
	Serco Group plc	2,237,519	5,103
	Balfour Beatty plc	1,115,046	5,057
	Softcat plc	255,174	4,995
	Pennon Group plc	592,784	4,931

15

European Stock Index Fund
		Shares	Market Value• ($000)
	Grafton Group plc GDR	416,977	4,905
	Bank of Georgia Group plc	72,405	4,848
	Grainger plc	1,491,580	4,759
*	International Distributions Services plc	1,397,065	4,708
	Harbour Energy plc	1,314,119	4,696
	Shaftesbury Capital plc	2,795,799	4,680
	Computacenter plc	145,799	4,674
*	Indivior plc	254,507	4,569
	QinetiQ Group plc	1,069,277	4,563
	TBC Bank Group plc	104,605	4,513
*,2	Network International Holdings plc	918,755	4,510
	Redrow plc	554,126	4,455
	4imprint Group plc	56,903	4,398
	Travis Perkins plc	465,501	4,357
	Plus500 Ltd.	161,003	4,355
	Safestore Holdings plc	433,821	4,181
*	Playtech plc	630,360	4,164
*,2	Deliveroo plc	2,490,223	4,154
	OSB Group plc	804,562	4,120
	TP ICAP Group plc	1,582,440	4,096
*	Carnival plc	303,017	4,063
	Mitie Group plc	2,763,477	4,011
	Energean plc	291,264	3,994
	SSP Group plc	1,610,514	3,940
	Hill & Smith plc	166,533	3,909
	Paragon Banking Group plc	437,845	3,905
[2]	Quilter plc	2,815,790	3,851
	Lancashire Holdings Ltd.	498,703	3,778
	Hays plc	3,273,495	3,759
	Savills plc	274,092	3,704
	Centamin plc	2,416,441	3,649
	Pets at Home Group plc	993,364	3,626
	Renishaw plc	70,014	3,610
	WH Smith plc	263,313	3,602
	Pagegroup plc	640,651	3,560
*	Ascential plc	896,751	3,487
*,2	Trainline plc	928,709	3,453
*	IWG plc	1,473,265	3,401
	Bodycote plc	389,669	3,352
[2]	JTC plc	308,526	3,297
	Sirius Real Estate Ltd.	2,709,074	3,295
	Coats Group plc	3,247,338	3,288
	Babcock International Group plc	518,769	3,283
	Domino's Pizza Group plc	806,209	3,268
	Telecom Plus plc	143,619	3,115
	Primary Health Properties plc	2,704,816	3,096
	Oxford Instruments plc	109,837	3,083
[2]	Airtel Africa plc	2,226,594	3,075
	Assura plc	5,962,828	3,053
	Genus plc	135,216	3,041
	Dunelm Group plc	230,637	2,905
		Shares	Market Value• ($000)
	Moneysupermarket.com Group plc	1,068,542	2,863
	Victrex plc	181,127	2,858
	Spirent Communications plc	1,174,821	2,840
	Dowlais Group plc	2,731,135	2,776
	Just Group plc	2,127,014	2,735
	Breedon Group plc	607,077	2,728
	Hammerson plc	7,972,019	2,704
	Firstgroup plc	1,327,494	2,689
	Premier Foods plc	1,338,102	2,688
	Fresnillo plc	379,749	2,630
	Chemring Group plc	561,273	2,623
	Vesuvius plc	438,275	2,617
	Genuit Group plc	480,332	2,596
*	Frasers Group plc	254,173	2,587
*	John Wood Group plc	1,376,578	2,540
	Bytes Technology Group plc (XLON)	414,368	2,520
	Rathbones Group plc	123,001	2,504
	Clarkson plc	51,305	2,487
	Morgan Sindall Group plc	87,081	2,455
	AJ Bell plc	594,191	2,396
	Kainos Group plc	190,412	2,335
	Supermarket Income REIT plc	2,537,500	2,292
	Redde Northgate plc	471,096	2,253
	Morgan Advanced Materials plc	576,344	2,252
	Ashmore Group plc	930,880	2,243
	IntegraFin Holdings plc	584,521	2,177
	Great Portland Estates plc	440,404	2,145
*	Elementis plc	1,186,782	2,087
	Volution Group plc	386,174	2,082
	Keller Group plc	147,375	2,022
*,2	Watches of Switzerland Group plc	475,016	1,992
	Future plc	235,166	1,941
*	Helios Towers plc	1,580,627	1,930
	Hilton Food Group plc	165,071	1,880
	Workspace Group plc	291,882	1,804
[2]	Spire Healthcare Group plc	574,588	1,766
	Senior plc	858,970	1,747
	Close Brothers Group plc	305,137	1,734
	Rhi Magnesita NV	38,195	1,718
	C&C Group plc	813,663	1,668
*,2	Trustpilot Group plc	694,182	1,639
*	Greencore Group plc	966,803	1,582
*	J D Wetherspoon plc	174,398	1,574
*	Mitchells & Butlers plc	522,049	1,572
*	THG plc	1,988,431	1,568
*	Currys plc	2,027,088	1,564
	Marshalls plc	464,734	1,554
*	Oxford Nanopore Technologies plc	1,230,576	1,512
[2]	Petershill Partners plc	574,567	1,474
	Ninety One plc	695,987	1,448
[2]	Ibstock plc	761,631	1,405

16

European Stock Index Fund
		Shares	Market Value• ($000)
[2]	Bridgepoint Group plc	495,234	1,402
*	PureTech Health plc	504,840	1,360
	Diversified Energy Co. plc	95,038	1,323
	Essentra plc	578,480	1,271
	UK Commercial Property REIT Ltd.	1,508,551	1,266
*	Hochschild Mining plc	645,279	1,246
	AG Barr plc	173,364	1,234
*	Molten Ventures plc	354,066	1,232
	IP Group plc	2,020,415	1,209
	Crest Nicholson Holdings plc	501,539	1,158
*,2	Aston Martin Lagonda Global Holdings plc	613,703	1,133
[2]	TI Fluid Systems plc	655,955	1,129
	Dr. Martens plc	1,178,725	1,119
*	Auction Technology Group plc	180,794	1,119
*	Moonpig Group plc	574,236	1,117
	Liontrust Asset Management plc	129,698	1,091
	Balanced Commercial Property Trust Ltd.	1,092,847	1,064
*	Tullow Oil plc	2,330,244	1,052
	NCC Group plc	608,193	1,028
	Wickes Group plc	521,784	943
	Picton Property Income Ltd.	1,121,757	925
*	Alphawave IP Group plc	572,419	910
*	AO World plc	659,734	866
	Jupiter Fund Management plc	880,278	849
	Halfords Group plc	451,212	847
*	Synthomer plc	246,713	798
*	888 Holdings plc	735,504	773
	Mobico Group plc	1,119,320	772
	FDM Group Holdings plc	177,451	771
*,3	Home REIT plc	1,529,958	727
[2]	CMC Markets plc	216,204	707
*	Capita plc	3,529,288	591
	PZ Cussons plc	466,904	589
*,1	ASOS plc	140,253	584
*	S4 Capital plc	948,284	577
	Helical plc	213,116	542
*	SIG plc	1,391,161	454
[2]	Bakkavor Group plc	300,792	454
*	Rank Group plc	411,877	429
*	Ferrexpo plc	592,222	375
	CLS Holdings plc	339,101	349
	Vanquis Banking Group plc	522,497	313
	Ithaca Energy plc	211,044	311
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,2,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,944,542
		Shares	Market Value• ($000)
United States (0.0%)
*	Seadrill Ltd.	96,100	4,661
	Gen Digital Inc.	45	1
			4,662
Total Common Stocks (Cost $24,947,680)			24,436,933
Preferred Stocks (0.5%)
	Volkswagen AG Preference Shares	415,375	50,886
	Henkel AG & Co. KGaA Preference Shares	335,846	26,680
[1]	Sartorius AG Preference Shares	50,719	15,163
	Bayerische Motoren Werke AG Preference Shares	117,519	12,075
	FUCHS SE Preference Shares	139,756	6,527
*	Grifols SA Preference Shares Class B (XMAD)	517,232	3,300
*	Telecom Italia SpA Preference Shares	10,114,976	2,490
	Sixt SE Preference Shares	30,055	2,080
	Danieli & C Officine Meccaniche SpA Preference Shares	74,679	1,917
	Draegerwerk AG & Co. KGaA Preference Shares	18,635	992
	Corem Property Group AB Preference Shares	24,732	525
Total Preferred Stocks (Cost $186,281)			122,635
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ (Cost $294)	19,422	370
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	56

17

European Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $197,025)	1,970,702	197,050
Total Investments (99.9%) (Cost $25,331,280)			24,757,044
Other Assets and Liabilities—Net (0.1%)			12,894
Net Assets (100%)			24,769,938
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $160,526,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $620,946,000, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $172,807,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2024	792	41,391	(497)
FTSE 100 Index	June 2024	287	29,258	781
MSCI Europe Index	June 2024	4,720	166,983	1,434
				1,718

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/20/24	CHF	5,784	USD	6,610	—	(282)
State Street Bank & Trust Co.	6/20/24	CHF	4,320	USD	4,756	—	(29)
State Street Bank & Trust Co.	6/20/24	DKK	36,376	USD	5,337	—	(118)
Morgan Stanley Capital Services Inc.	6/20/24	EUR	64,942	USD	71,092	—	(1,639)
BNP Paribas	6/20/24	EUR	59,182	USD	64,978	—	(1,684)
Royal Bank of Canada	6/20/24	EUR	58,299	USD	63,984	—	(1,635)
18

European Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/20/24	EUR	21,367	USD	23,287	—	(436)
UBS AG	6/20/24	EUR	8,713	USD	9,502	—	(184)
Deutsche Bank AG	6/20/24	GBP	16,014	USD	20,234	—	(219)
State Street Bank & Trust Co.	6/20/24	GBP	8,021	USD	10,021	4	—
Morgan Stanley Capital Services Inc.	6/20/24	GBP	5,758	USD	7,232	—	(35)
State Street Bank & Trust Co.	6/20/24	GBP	4,211	USD	5,274	—	(11)
State Street Bank & Trust Co.	6/20/24	USD	37,272	CHF	32,332	1,897	—
UBS AG	6/20/24	USD	37,219	CHF	32,332	1,845	—
Toronto-Dominion Bank	6/20/24	USD	14,320	CHF	12,938	165	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	11,135	DKK	75,552	296	—
Deutsche Bank AG	6/20/24	USD	41,825	EUR	38,648	492	—
BNP Paribas	6/20/24	USD	24,372	EUR	22,551	254	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	11,722	EUR	10,724	253	—
UBS AG	6/20/24	USD	16,680	GBP	13,057	360	—
BNP Paribas	6/20/24	USD	16,502	GBP	12,947	319	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	11,663	GBP	9,272	74	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	3,997	NOK	41,679	240	—
UBS AG	6/20/24	USD	2,895	NOK	31,797	29	—
Deutsche Bank AG	6/20/24	USD	15,364	SEK	156,853	1,099	—
						7,327	(6,272)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,140,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $25,134,255)	24,559,994
Affiliated Issuers (Cost $197,025)	197,050
Total Investments in Securities	24,757,044
Investment in Vanguard	753
Cash	1,235
Cash Collateral Pledged—Futures Contracts	15,573
Cash Collateral Pledged—Forward Currency Contracts	4,290
Foreign Currency, at Value (Cost $7,922)	7,850
Receivables for Accrued Income	177,309
Receivables for Capital Shares Issued	638
Unrealized Appreciation—Forward Currency Contracts	7,327
Total Assets	24,972,019
Liabilities
Payables for Investment Securities Purchased	17,934
Collateral for Securities on Loan	172,807
Payables for Capital Shares Redeemed	1,190
Payables to Vanguard	2,110
Variation Margin Payable—Futures Contracts	1,768
Unrealized Depreciation—Forward Currency Contracts	6,272
Total Liabilities	202,081
Net Assets	24,769,938
1 Includes $160,526,000 of securities on loan.
20

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	28,032,944
Total Distributable Earnings (Loss)	(3,263,006)
Net Assets	24,769,938

Investor Shares—Net Assets
Applicable to 314,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,094
Net Asset Value Per Share—Investor Shares	$35.24

ETF Shares—Net Assets
Applicable to 289,361,440 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,977,434
Net Asset Value Per Share—ETF Shares	$65.58

Admiral Shares—Net Assets
Applicable to 59,469,310 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,878,669
Net Asset Value Per Share—Admiral Shares	$82.04

Institutional Shares—Net Assets
Applicable to 23,319,758 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	815,782
Net Asset Value Per Share—Institutional Shares	$34.98

Institutional Plus Shares—Net Assets
Applicable to 556,331 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	86,959
Net Asset Value Per Share—Institutional Plus Shares	$156.31

See accompanying Notes, which are an integral part of the Financial Statements.
21

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	381,501
Interest[2]	1,587
Securities Lending—Net	910
Total Income	383,998
Expenses
The Vanguard Group—Note B
Investment Advisory Services	767
Management and Administrative—Investor Shares	12
Management and Administrative—ETF Shares	6,051
Management and Administrative—Admiral Shares	1,994
Management and Administrative—Institutional Shares	275
Management and Administrative—Institutional Plus Shares	25
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	297
Marketing and Distribution—Admiral Shares	88
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—Institutional Plus Shares	—
Custodian Fees	505
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	80
Shareholders’ Reports—Admiral Shares	64
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	9
Other Expenses	22
Total Expenses	10,200
Expenses Paid Indirectly	(101)
Net Expenses	10,099
Net Investment Income	373,899
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(91,220)
Futures Contracts	18,587
Forward Currency Contracts	1,121
Foreign Currencies	1,706
Realized Net Gain (Loss)	(69,806)
22

European Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,577,834
Futures Contracts	12,892
Forward Currency Contracts	1,046
Foreign Currencies	67
Change in Unrealized Appreciation (Depreciation)	3,591,839
Net Increase (Decrease) in Net Assets Resulting from Operations	3,895,932
1	Dividends are net of foreign withholding taxes of $49,308,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $977,000, ($1,000), less than $1,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $138,730,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	373,899	758,547
Realized Net Gain (Loss)	(69,806)	(317,612)
Change in Unrealized Appreciation (Depreciation)	3,591,839	2,346,108
Net Increase (Decrease) in Net Assets Resulting from Operations	3,895,932	2,787,043
Distributions
Investor Shares	(149)	(406)
ETF Shares	(241,379)	(590,405)
Admiral Shares	(61,101)	(147,188)
Institutional Shares	(10,525)	(24,959)
Institutional Plus Shares	(1,091)	(2,750)
Total Distributions	(314,245)	(765,708)
Capital Share Transactions
Investor Shares	(2,457)	(2,002)
ETF Shares	(259,084)	1,950,093
Admiral Shares	(41,856)	10,780
Institutional Shares	(32,087)	(1,389)
Institutional Plus Shares	1,091	(5,116)
Net Increase (Decrease) from Capital Share Transactions	(334,393)	1,952,366
Total Increase (Decrease)	3,247,294	3,973,701
Net Assets
Beginning of Period	21,522,644	17,548,943
End of Period	24,769,938	21,522,644

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.18	$26.83	$36.88	$26.63	$29.84	$27.85
Investment Operations
Net Investment Income[1]	.483	1.007	1.057	.982	.627	1.053
Net Realized and Unrealized Gain (Loss) on Investments	4.996	3.353	(10.041)	10.174	(3.221)	1.913
Total from Investment Operations	5.479	4.360	(8.984)	11.156	(2.594)	2.966
Distributions
Dividends from Net Investment Income	(.419)	(1.010)	(1.066)	(.906)	(.616)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.419)	(1.010)	(1.066)	(.906)	(.616)	(.976)
Net Asset Value, End of Period	$35.24	$30.18	$26.83	$36.88	$26.63	$29.84
Total Return[2]	18.18%	16.05%	-24.66%	42.12%	-8.68%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11	$12	$12	$27	$19	$25
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.24%[3]	0.25%[3]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.83%	3.15%	3.28%	2.82%	2.23%	3.72%
Portfolio Turnover Rate[4]	1%	4%	5%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%, 0.24%, and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.17	$49.95	$68.65	$49.57	$55.54	$51.84
Investment Operations
Net Investment Income[1]	.986	1.985	1.977	1.922	1.247	1.854
Net Realized and Unrealized Gain (Loss) on Investments	9.252	6.205	(18.595)	18.939	(5.990)	3.744
Total from Investment Operations	10.238	8.190	(16.618)	20.861	(4.743)	5.598
Distributions
Dividends from Net Investment Income	(.828)	(1.970)	(2.082)	(1.781)	(1.227)	(1.898)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.828)	(1.970)	(2.082)	(1.781)	(1.227)	(1.898)
Net Asset Value, End of Period	$65.58	$56.17	$49.95	$68.65	$49.57	$55.54
Total Return	18.25%	16.23%	-24.54%	42.34%	-8.50%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,977	$16,494	$13,073	$21,547	$11,659	$13,067
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.33%	3.33%	2.95%	2.38%	3.50%
Portfolio Turnover Rate[3]	1%	4%	5%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.26	$62.47	$85.88	$62.01	$69.48	$64.84
Investment Operations
Net Investment Income[1]	1.226	2.416	2.431	2.375	1.553	2.298
Net Realized and Unrealized Gain (Loss) on Investments	11.581	7.823	(23.251)	23.705	(7.502)	4.693
Total from Investment Operations	12.807	10.239	(20.820)	26.080	(5.949)	6.991
Distributions
Dividends from Net Investment Income	(1.027)	(2.449)	(2.590)	(2.210)	(1.521)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.027)	(2.449)	(2.590)	(2.210)	(1.521)	(2.351)
Net Asset Value, End of Period	$82.04	$70.26	$62.47	$85.88	$62.01	$69.48
Total Return[2]	18.26%	16.19%	-24.56%	42.30%	-8.55%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,879	$4,216	$3,745	$5,259	$3,795	$4,671
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.11%[3]	0.13%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.24%	3.30%	2.93%	2.37%	3.47%
Portfolio Turnover Rate[4]	1%	4%	5%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.11%, and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.96	$26.64	$36.62	$26.44	$29.63	$27.65
Investment Operations
Net Investment Income[1]	.521	1.040	1.043	1.019	.667	.993
Net Realized and Unrealized Gain (Loss) on Investments	4.940	3.331	(9.912)	10.110	(3.203)	1.998
Total from Investment Operations	5.461	4.371	(8.869)	11.129	(2.536)	2.991
Distributions
Dividends from Net Investment Income	(.441)	(1.051)	(1.111)	(.949)	(.654)	(1.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.441)	(1.051)	(1.111)	(.949)	(.654)	(1.011)
Net Asset Value, End of Period	$34.98	$29.96	$26.64	$36.62	$26.44	$29.63
Total Return	18.26%	16.21%	-24.53%	42.34%	-8.54%	11.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$816	$727	$649	$859	$710	$870
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.07%	3.28%	3.33%	2.96%	2.39%	3.51%
Portfolio Turnover Rate[3]	1%	4%	5%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$133.87	$119.02	$163.62	$118.14	$132.38	$123.55
Investment Operations
Net Investment Income[1]	2.367	4.703	4.691	4.576	2.989	4.197
Net Realized and Unrealized Gain (Loss) on Investments	22.053	14.854	(44.312)	45.160	(14.294)	9.160
Total from Investment Operations	24.420	19.557	(39.621)	49.736	(11.305)	13.357
Distributions
Dividends from Net Investment Income	(1.980)	(4.707)	(4.979)	(4.256)	(2.935)	(4.527)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.980)	(4.707)	(4.979)	(4.256)	(2.935)	(4.527)
Net Asset Value, End of Period	$156.31	$133.87	$119.02	$163.62	$118.14	$132.38
Total Return	18.27%	16.23%	-24.53%	42.35%	-8.52%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87	$74	$70	$106	$70	$106
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.10%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.31%	3.34%	2.95%	2.40%	3.34%
Portfolio Turnover Rate[3]	1%	4%	5%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
30

European Stock Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
32

European Stock Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $753,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $101,000 (an annual rate of less than 0.01% of average net assets).
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European Stock Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,487	24,429,719	727	24,436,933
Preferred Stocks	—	122,635	—	122,635
Rights	—	—	370	370
Warrants	—	—	56	56
Temporary Cash Investments	197,050	—	—	197,050
Total	203,537	24,552,354	1,153	24,757,044
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,215	—	—	2,215
Forward Currency Contracts	—	7,327	—	7,327
Total	2,215	7,327	—	9,542
Liabilities
Futures Contracts[1]	497	—	—	497
Forward Currency Contracts	—	6,272	—	6,272
Total	497	6,272	—	6,769
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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European Stock Index Fund
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,215	—	2,215
Unrealized Appreciation—Forward Currency Contracts	—	7,327	7,327
Total Assets	2,215	7,327	9,542

Unrealized Depreciation—Futures Contracts[1]	497	—	497
Unrealized Depreciation—Forward Currency Contracts	—	6,272	6,272
Total Liabilities	497	6,272	6,769
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	18,587	—	18,587
Forward Currency Contracts	—	1,121	1,121
Realized Net Gain (Loss) on Derivatives	18,587	1,121	19,708
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	12,892	—	12,892
Forward Currency Contracts	—	1,046	1,046
Change in Unrealized Appreciation (Depreciation) on Derivatives	12,892	1,046	13,938
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,445,818
Gross Unrealized Appreciation	4,324,569
Gross Unrealized Depreciation	(5,010,570)
Net Unrealized Appreciation (Depreciation)	(686,001)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $2,709,285,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
35

European Stock Index Fund
G.	During the six months ended April 30, 2024, the fund purchased $546,744,000 of investment securities and sold $353,352,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $43,240,000 and $468,107,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	421	13	2,033	63
Issued in Lieu of Cash Distributions	149	4	405	13
Redeemed	(3,027)	(88)	(4,440)	(141)
Net Increase (Decrease)—Investor Shares	(2,457)	(71)	(2,002)	(65)
ETF Shares
Issued	207,194	3,315	3,416,933	57,312
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(466,278)	(7,600)	(1,466,840)	(25,400)
Net Increase (Decrease)—ETF Shares	(259,084)	(4,285)	1,950,093	31,912
Admiral Shares
Issued	174,364	2,177	438,737	5,834
Issued in Lieu of Cash Distributions	50,894	630	122,064	1,632
Redeemed	(267,114)	(3,348)	(550,021)	(7,414)
Net Increase (Decrease)—Admiral Shares	(41,856)	(541)	10,780	52
Institutional Shares
Issued	9,840	292	66,296	2,044
Issued in Lieu of Cash Distributions	7,606	221	17,962	564
Redeemed	(49,533)	(1,459)	(85,647)	(2,702)
Net Increase (Decrease)—Institutional Shares	(32,087)	(946)	(1,389)	(94)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	1,091	7	2,750	19
Redeemed	—	—	(7,866)	(55)
Net Increase (Decrease)—Institutional Plus Shares	1,091	7	(5,116)	(36)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
36

European Stock Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
37

Pacific Stock Index Fund
Fund Allocation
As of April 30, 2024
Japan	60.3%
Australia	18.2
South Korea	12.8
Hong Kong	4.9
Singapore	3.0
Other	0.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
38

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Australia (18.0%)
	BHP Group Ltd.	6,159,499	168,931
	Commonwealth Bank of Australia	2,070,909	151,735
	CSL Ltd.	589,565	104,752
	National Australia Bank Ltd.	3,838,789	83,215
	Westpac Banking Corp.	4,271,610	70,936
	ANZ Group Holdings Ltd.	3,675,404	66,319
	Wesfarmers Ltd.	1,384,723	59,320
	Macquarie Group Ltd.	444,280	53,197
	Goodman Group	2,256,052	45,571
	Woodside Energy Group Ltd.	2,316,725	41,509
	Rio Tinto Ltd.	455,389	37,899
	Fortescue Ltd.	1,947,479	32,278
	Transurban Group	3,823,467	30,697
	Woolworths Group Ltd.	1,489,349	30,557
	QBE Insurance Group Ltd.	1,825,507	20,882
	Aristocrat Leisure Ltd.	795,049	20,290
	Santos Ltd.	3,956,773	19,417
*	James Hardie Industries plc GDR	533,706	18,348
	Coles Group Ltd.	1,593,827	16,622
	Suncorp Group Ltd.	1,552,094	16,577
	Cochlear Ltd.	79,405	16,565
	Brambles Ltd.	1,703,040	16,022
	Amcor plc GDR	1,776,211	15,793
*	Xero Ltd.	184,923	14,357
	Origin Energy Ltd.	2,125,660	13,416
	Northern Star Resources Ltd.	1,370,419	12,990
	Scentre Group	6,329,731	12,818
	Computershare Ltd. (XASX)	727,634	12,783
	South32 Ltd.	5,571,152	12,710
	Insurance Australia Group Ltd.	2,944,812	12,200
	Telstra Group Ltd.	4,972,260	11,748
	WiseTech Global Ltd.	196,388	11,570
	Sonic Healthcare Ltd.	578,869	9,948
	ASX Ltd.	235,686	9,628
	CAR Group Ltd.	438,062	9,499
[1]	Mineral Resources Ltd.	208,421	9,454
	Pilbara Minerals Ltd.	3,499,073	8,908
	Lottery Corp. Ltd.	2,735,033	8,532
	APA Group	1,586,699	8,467
		Shares	Market Value• ($000)
	Stockland	2,980,443	8,444
	BlueScope Steel Ltd.	540,866	7,894
*	NEXTDC Ltd.	743,628	7,894
	Medibank Pvt Ltd.	3,386,070	7,760
	Treasury Wine Estates Ltd.	987,202	7,656
	Ramsay Health Care Ltd.	212,664	7,129
	REA Group Ltd.	61,093	7,003
	Ampol Ltd.	290,928	6,870
	SEEK Ltd.	437,803	6,763
	Orica Ltd.	580,756	6,724
	Mirvac Group	4,814,458	6,308
	GPT Group	2,341,342	6,297
	Washington H Soul Pattinson & Co. Ltd.	296,071	6,196
	Altium Ltd.	143,153	6,048
	Dexus	1,311,034	5,955
	Evolution Mining Ltd.	2,270,691	5,856
	Endeavour Group Ltd.	1,668,349	5,737
	Vicinity Ltd.	4,607,598	5,642
	Worley Ltd.	575,183	5,552
	Aurizon Holdings Ltd.	2,140,668	5,258
	JB Hi-Fi Ltd.	133,541	5,211
	ALS Ltd.	584,429	4,886
	Steadfast Group Ltd.	1,319,539	4,802
*	Lynas Rare Earths Ltd.	1,124,942	4,704
	Cleanaway Waste Management Ltd.	2,698,250	4,668
	Atlas Arteria Ltd.	1,387,837	4,622
	Bendigo & Adelaide Bank Ltd.	731,633	4,586
	Reece Ltd.	255,899	4,540
	Pro Medicus Ltd.	62,488	4,464
	AGL Energy Ltd.	730,805	4,451
	Charter Hall Group	572,526	4,348
	Qube Holdings Ltd.	2,034,059	4,327
	Incitec Pivot Ltd.	2,354,831	4,228
	Seven Group Holdings Ltd.	173,410	4,214
	Whitehaven Coal Ltd.	843,890	4,174
*	Qantas Airways Ltd.	1,018,520	3,843
	IGO Ltd.	755,528	3,763
	Technology One Ltd.	360,514	3,734
	IDP Education Ltd.	339,065	3,535
	Lendlease Corp. Ltd.	832,681	3,434
*	Sandfire Resources Ltd.	554,949	3,342
	CSR Ltd.	585,287	3,338
	Bank of Queensland Ltd.	815,406	3,221
39

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Telix Pharmaceuticals Ltd.	332,402	3,190
*	Paladin Energy Ltd.	358,357	3,180
	Reliance Worldwide Corp. Ltd.	966,330	3,172
*	Alumina Ltd.	3,067,911	3,152
	Metcash Ltd.	1,186,403	3,009
	Ansell Ltd.	181,180	2,979
[2]	Viva Energy Group Ltd.	1,335,896	2,925
	Breville Group Ltd.	171,027	2,816
	nib holdings Ltd.	587,966	2,808
[1]	Flight Centre Travel Group Ltd.	188,405	2,561
	Champion Iron Ltd.	554,932	2,515
	Iluka Resources Ltd.	513,865	2,499
	Downer EDI Ltd.	820,295	2,463
*	Webjet Ltd.	465,143	2,442
	Perseus Mining Ltd.	1,631,206	2,386
	AMP Ltd.	3,382,626	2,381
	Challenger Ltd.	544,656	2,347
	Orora Ltd.	1,655,803	2,321
	ARB Corp. Ltd.	93,463	2,294
	Ventia Services Group Pty. Ltd.	962,224	2,239
	Beach Energy Ltd.	2,111,507	2,162
	Premier Investments Ltd.	110,556	2,127
	National Storage REIT	1,530,737	2,111
	Harvey Norman Holdings Ltd.	712,800	2,093
	Perpetual Ltd.	137,014	2,083
	AUB Group Ltd.	113,049	2,050
	Region RE Ltd.	1,420,866	1,992
	Nickel Industries Ltd.	3,227,163	1,938
*,2	Life360 Inc. GDR	221,051	1,932
	Domino's Pizza Enterprises Ltd.	75,659	1,909
[1]	Eagers Automotive Ltd.	229,683	1,850
	Super Retail Group Ltd.	195,393	1,817
	New Hope Corp. Ltd.	622,217	1,810
	HUB24 Ltd.	70,142	1,802
	Ramelius Resources Ltd.	1,339,487	1,777
	Charter Hall Long Wale REIT	797,528	1,725
	Sigma Healthcare Ltd.	2,060,653	1,678
	HomeCo Daily Needs REIT	2,122,510	1,664
	Nine Entertainment Co. Holdings Ltd.	1,705,493	1,662
	Deterra Royalties Ltd.	512,971	1,624
*	Neuren Pharmaceuticals Ltd.	128,438	1,577
*	Megaport Ltd.	182,079	1,559
[3]	Bapcor Ltd.	412,901	1,546
*	De Grey Mining Ltd.	1,812,494	1,508
	GrainCorp Ltd. Class A	273,760	1,504
*	Bellevue Gold Ltd.	1,321,548	1,493
	Nufarm Ltd.	451,031	1,491
*	Boss Energy Ltd.	471,401	1,484
*	Liontown Resources Ltd.	1,886,822	1,481
	Boral Ltd.	401,480	1,477
	BWP Trust	640,742	1,466
	Sims Ltd.	189,332	1,451
	Yancoal Australia Ltd.	402,016	1,435
	Centuria Industrial REIT	682,767	1,394
	Lovisa Holdings Ltd.	68,972	1,390
*	Genesis Minerals Ltd.	1,241,638	1,388
		Shares	Market Value• ($000)
	Gold Road Resources Ltd.	1,327,939	1,374
	Tabcorp Holdings Ltd.	2,802,389	1,315
	Corporate Travel Management Ltd.	134,198	1,315
	Ingenia Communities Group	442,628	1,312
	Netwealth Group Ltd.	103,528	1,303
	TPG Telecom Ltd.	441,545	1,276
	Charter Hall Retail REIT	592,750	1,265
	Brickworks Ltd.	73,074	1,259
*	PEXA Group Ltd.	161,195	1,254
	Waypoint REIT Ltd.	827,340	1,241
*	IRESS Ltd.	225,050	1,230
	Insignia Financial Ltd.	778,592	1,218
	HMC Capital Ltd.	300,599	1,218
*	Regis Resources Ltd.	863,879	1,217
*	Karoon Energy Ltd.	983,284	1,214
*	Capricorn Metals Ltd.	366,011	1,159
	GUD Holdings Ltd.	175,979	1,156
*	Adbri Ltd.	564,658	1,145
	GQG Partners Inc. GDR	775,540	1,145
*	West African Resources Ltd.	1,338,883	1,135
*	Red 5 Ltd.	3,897,875	1,116
	IPH Ltd.	269,728	1,086
*	Audinate Group Ltd.	90,195	1,083
	Inghams Group Ltd.	454,222	1,075
	Codan Ltd.	148,885	1,049
	Elders Ltd.	190,129	1,033
*	Emerald Resources NL	457,370	1,030
	Lifestyle Communities Ltd.	134,748	1,028
	EVT Ltd.	130,373	998
	Arena REIT	422,434	997
	Magellan Financial Group Ltd.	172,367	979
	Centuria Capital Group	876,235	965
*,1	PolyNovo Ltd.	740,503	961
*	Silver Lake Resources Ltd.	1,029,217	950
*	Temple & Webster Group Ltd.	129,757	947
	Bega Cheese Ltd.	354,933	941
	Helia Group Ltd.	359,186	922
	Monadelphous Group Ltd.	106,285	913
	NRW Holdings Ltd.	509,115	909
*	SiteMinder Ltd.	247,805	904
	Link Administration Holdings Ltd.	621,554	897
	Kelsian Group Ltd.	240,820	856
	McMillan Shakespeare Ltd.	71,227	850
	Collins Foods Ltd.	132,377	849
*	Zip Co. Ltd.	1,078,170	845
*	Deep Yellow Ltd.	902,720	833
*	Star Entertainment Group Ltd.	3,208,712	827
	Imdex Ltd.	615,183	825
	Data#3 Ltd.	166,932	821
	Pinnacle Investment Management Group Ltd.	111,944	802
*	Macquarie Technology Group Ltd.	15,003	789
*	Silex Systems Ltd.	242,542	788
	Johns Lyng Group Ltd.	218,521	784

40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	G8 Education Ltd.	979,362	769
*	MMA Offshore Ltd.	447,135	754
[2]	Coronado Global Resources Inc. GDR	922,075	733
	Credit Corp. Group Ltd.	69,261	725
*	Fleetpartners Group Ltd.	313,052	725
	Perenti Ltd.	1,168,180	717
*	Aussie Broadband Ltd.	291,647	696
	Westgold Resources Ltd.	486,289	695
*	Resolute Mining Ltd.	2,552,552	693
	Dexus Industria REIT	365,313	687
	Charter Hall Social Infrastructure REIT	419,761	686
*	Alpha HPA Ltd.	978,867	680
	Jumbo Interactive Ltd.	66,617	677
*,1	Mesoblast Ltd.	1,023,934	650
	Hansen Technologies Ltd.	213,379	647
	Stanmore Resources Ltd.	295,523	632
*	Healius Ltd.	817,116	629
	SmartGroup Corp. Ltd.	101,640	623
	PWR Holdings Ltd.	81,829	619
	Vulcan Steel Ltd.	124,504	607
	oOh!media Ltd.	552,185	597
	Rural Funds Group	436,593	565
	Austal Ltd.	378,030	559
[1]	Clinuvel Pharmaceuticals Ltd.	57,303	553
	Domain Holdings Australia Ltd.	292,568	553
	Service Stream Ltd.	665,234	548
*	Tietto Minerals Ltd.	1,259,388	546
	Growthpoint Properties Australia Ltd.	355,611	544
*	Azure Minerals Ltd.	229,262	543
	GWA Group Ltd.	325,853	538
	Nick Scali Ltd.	52,652	528
*	Judo Capital Holdings Ltd.	613,774	527
*,1	Nanosonics Ltd.	279,560	517
*	Strike Energy Ltd.	3,616,124	512
	Hotel Property Investments Ltd.	231,409	484
	Myer Holdings Ltd.	981,886	481
*,1	Imugene Ltd.	8,596,525	475
	Accent Group Ltd.	388,847	472
*	Cettire Ltd.	247,147	470
	Infomedia Ltd.	431,948	460
	Centuria Office REIT	599,185	457
*	Cooper Energy Ltd.	3,456,537	454
	Abacus Group	602,152	449
	Abacus Storage King	607,689	443
	Ridley Corp. Ltd.	302,188	441
*,1	Weebit Nano Ltd.	218,480	439
	Cromwell Property Group	1,682,154	437
*	Mayne Pharma Group Ltd.	97,053	435
	HealthCo REIT	549,325	424
	Platinum Asset Management Ltd.	612,854	422
*	Superloop Ltd.	482,848	418
*	Latin Resources Ltd.	2,911,768	417
	Dicker Data Ltd.	60,304	415
*,1	Arafura Rare Earths Ltd.	3,174,101	405
		Shares	Market Value• ($000)
*,1	Vulcan Energy Resources Ltd.	187,638	403
*	Bravura Solutions Ltd.	454,815	402
	Australian Ethical Investment Ltd.	130,340	394
*,1	Wildcat Resources Ltd.	1,139,021	375
	Regis Healthcare Ltd.	143,080	364
*,3	Leo Lithium Ltd.	1,077,115	352
	Kogan.com Ltd.	103,848	338
*,3	AVZ Minerals Ltd.	2,673,048	338
*	Select Harvests Ltd.	148,977	336
	Integral Diagnostics Ltd.	198,768	327
*	Australian Agricultural Co. Ltd.	357,749	318
*,1	Chalice Mining Ltd.	412,406	314
*,1	ioneer Ltd.	2,417,577	300
	Navigator Global Investments Ltd. (XASX)	246,515	295
*	Opthea Ltd.	733,975	294
*	Nuix Ltd.	222,253	294
*,1	Syrah Resources Ltd.	873,745	288
	MyState Ltd.	124,369	288
*	OFX Group Ltd.	267,451	287
*	Mount Gibson Iron Ltd.	991,436	284
	Emeco Holdings Ltd.	610,268	283
	APM Human Services International Ltd.	347,547	271
*	Carnarvon Energy Ltd.	2,094,242	264
	Cedar Woods Properties Ltd.	85,076	261
	Jupiter Mines Ltd.	1,365,895	260
	SG Fleet Group Ltd.	126,182	256
*	Aurelia Metals Ltd.	1,941,438	250
*	Omni Bridgeway Ltd.	305,109	245
*	Tyro Payments Ltd.	391,472	240
*	EML Payments Ltd.	371,810	239
	Australian Finance Group Ltd.	244,738	237
	GDI Property Group Partnership	591,218	229
*,1	Sayona Mining Ltd.	10,580,994	227
*,1	BrainChip Holdings Ltd.	1,211,011	224
[1]	Australian Clinical Labs Ltd.	140,672	221
*,1	Core Lithium Ltd.	2,210,284	203
*	Alkane Resources Ltd.	489,395	196
*	Fineos Corp. Ltd. GDR	163,014	190
	St Barbara Ltd.	1,076,534	182
*	Calix Ltd.	187,891	179
	Baby Bunting Group Ltd.	148,688	176
	Southern Cross Media Group Ltd.	266,917	165
*,1	Novonix Ltd.	268,617	148
*	Seven West Media Ltd.	1,084,640	147
*,1	29Metals Ltd.	459,497	147
*	Praemium Ltd.	463,627	147
*	Coast Entertainment Holdings Ltd.	447,965	141
*,1	Argosy Minerals Ltd.	1,585,872	131
	Solvar Ltd.	199,813	124
	Humm Group Ltd.	401,850	120
	PointsBet Holdings Ltd.	292,619	96
*,1	Australian Strategic Materials Ltd.	140,646	92
*,1	Lake Resources NL	1,650,214	65
*,3	Firefinch Ltd.	1,170,950	46
*	Jervois Global Ltd.	624,541	6

41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Paradigm Biopharmaceuticals Ltd.	14,975	3
*	Neometals Ltd.	46,144	3
			1,759,590
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	15
Hong Kong (4.8%)
	AIA Group Ltd.	13,955,649	102,216
	Hong Kong Exchanges & Clearing Ltd.	1,553,664	49,367
	Techtronic Industries Co. Ltd.	1,608,156	22,224
	Sun Hung Kai Properties Ltd.	1,741,474	16,065
	CLP Holdings Ltd.	2,012,860	15,833
	CK Hutchison Holdings Ltd.	3,257,559	15,821
	BOC Hong Kong Holdings Ltd.	4,410,759	13,519
	Link REIT	3,132,937	13,424
	Galaxy Entertainment Group Ltd.	2,652,062	11,900
	Hang Seng Bank Ltd.	883,352	11,648
	Lenovo Group Ltd.	9,526,000	10,714
	Hong Kong & China Gas Co. Ltd.	13,264,546	10,086
	CK Asset Holdings Ltd.	2,339,933	9,981
	Power Assets Holdings Ltd.	1,661,707	9,532
	Jardine Matheson Holdings Ltd.	241,952	9,259
*	Sands China Ltd.	2,934,336	6,921
[2]	WH Group Ltd.	9,518,540	6,918
	Wharf Real Estate Investment Co. Ltd.	1,924,283	5,970
	MTR Corp. Ltd.	1,755,686	5,770
[2]	Samsonite International SA	1,585,697	5,575
	PRADA SpA	623,904	5,088
	Henderson Land Development Co. Ltd.	1,580,190	4,764
	ASMPT Ltd.	377,236	4,688
	Sino Land Co. Ltd.	4,278,443	4,575
	Hongkong Land Holdings Ltd.	1,342,447	4,289
	CK Infrastructure Holdings Ltd.	718,313	4,058
	Wharf Holdings Ltd.	1,152,283	3,707
[2]	ESR Group Ltd.	3,290,241	3,606
	SITC International Holdings Co. Ltd.	1,532,586	3,324
	Swire Pacific Ltd. Class B	2,388,186	3,245
	Chow Tai Fook Jewellery Group Ltd.	2,144,618	2,918
[2]	Budweiser Brewing Co. APAC Ltd.	2,051,000	2,853
	Xinyi Glass Holdings Ltd.	2,602,640	2,781
	Swire Pacific Ltd. Class A	314,252	2,661
	AAC Technologies Holdings Inc.	835,257	2,658
	Swire Properties Ltd.	1,280,435	2,648
	PCCW Ltd.	5,027,133	2,514
	Hang Lung Properties Ltd.	2,195,841	2,424
		Shares	Market Value• ($000)
	Orient Overseas International Ltd.	158,500	2,312
*	HUTCHMED China Ltd.	596,000	2,279
	Bank of East Asia Ltd.	1,742,332	2,194
	L'Occitane International SA	497,873	2,052
[2]	BOC Aviation Ltd.	252,325	2,007
	Pacific Basin Shipping Ltd.	5,778,236	2,001
	New World Development Co. Ltd.	1,707,539	1,813
	Wynn Macau Ltd.	1,818,029	1,688
	Yue Yuen Industrial Holdings Ltd.	883,658	1,565
	MGM China Holdings Ltd.	896,136	1,513
	United Laboratories International Holdings Ltd.	1,207,873	1,424
	Kerry Properties Ltd.	724,090	1,404
*	MMG Ltd.	3,080,286	1,397
	Man Wah Holdings Ltd.	1,878,252	1,371
[1]	Cathay Pacific Airways Ltd.	1,200,504	1,292
	First Pacific Co. Ltd.	2,735,939	1,280
	Hang Lung Group Ltd.	1,063,920	1,262
	Hysan Development Co. Ltd.	734,571	1,145
	VTech Holdings Ltd.	192,950	1,115
*,1	SJM Holdings Ltd.	2,880,798	1,057
	Luk Fook Holdings International Ltd.	420,406	1,008
	Shangri-La Asia Ltd.	1,334,928	931
	Stella International Holdings Ltd.	500,500	912
*	NagaCorp Ltd.	1,676,441	879
	NWS Holdings Ltd.	1,013,887	857
	Fortune REIT	1,649,996	811
*	CGN Mining Co. Ltd.	2,970,000	766
*,1	Mongolian Mining Corp.	594,000	757
	Vitasoy International Holdings Ltd.	1,008,304	753
*	Melco International Development Ltd.	932,274	700
	DFI Retail Group Holdings Ltd.	357,301	694
[1]	United Energy Group Ltd.	9,246,000	660
*,1	Cowell e Holdings Inc.	285,000	647
	CITIC Telecom International Holdings Ltd.	1,835,470	622
	Dah Sing Financial Holdings Ltd.	205,860	577
	Johnson Electric Holdings Ltd.	423,019	577
	Jinchuan Group International Resources Co. Ltd.	5,617,000	549
	Champion REIT	2,354,900	525
	China Travel International Investment Hong Kong Ltd.	3,108,268	498
	Nexteer Automotive Group Ltd.	931,211	491
	Theme International Holdings Ltd.	6,320,000	483
	Cafe de Coral Holdings Ltd.	442,447	459

42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	VSTECS Holdings Ltd.	720,000	458
*	IGG Inc.	974,628	406
	Dah Sing Banking Group Ltd.	493,956	404
[1]	Huabao International Holdings Ltd.	1,149,071	397
*,2	Everest Medicines Ltd.	125,000	388
*,1	Super Hi International Holding Ltd.	210,000	380
	Giordano International Ltd.	1,424,590	364
*,2	FIT Hon Teng Ltd.	1,269,000	364
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	337
	K Wah International Holdings Ltd.	1,411,843	329
*,1	Vobile Group Ltd.	1,864,000	326
	Chow Sang Sang Holdings International Ltd.	294,922	317
*,1	Realord Group Holdings Ltd.	430,000	297
	Kerry Logistics Network Ltd.	310,111	290
	Sunlight REIT	1,344,089	289
[2]	Js Global Lifestyle Co. Ltd.	1,448,000	279
	HKBN Ltd.	905,657	272
	CITIC Resources Holdings Ltd.	3,672,000	247
	SUNeVision Holdings Ltd.	766,000	243
	Value Partners Group Ltd.	1,045,665	238
	SmarTone Telecommunications Holdings Ltd.	434,735	202
	Prosperity REIT	1,239,661	197
*	C-Mer Eye Care Holdings Ltd.	520,000	196
	Guotai Junan International Holdings Ltd.	2,691,336	195
	Far East Consortium International Ltd.	1,367,942	185
	LK Technology Holdings Ltd.	447,841	181
*	Texhong International Group Ltd.	330,500	180
*	Shun Tak Holdings Ltd.	1,809,370	179
	Truly International Holdings Ltd.	1,625,603	175
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,248,301	164
*	Television Broadcasts Ltd.	347,747	150
*,1	Powerlong Real Estate Holdings Ltd.	1,687,000	141
[2]	IMAX China Holding Inc.	146,975	132
*,1	Hong Kong Technology Venture Co. Ltd.	659,142	127
	Asia Cement China Holdings Corp.	451,000	115
*	Sa Sa International Holdings Ltd.	1,138,953	113
*,2	Frontage Holdings Corp.	714,000	112
		Shares	Market Value• ($000)
*,1,2	Fosun Tourism Group	236,600	112
	Singamas Container Holdings Ltd.	1,511,323	106
*	OCI International Holdings Ltd.	868,950	97
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	444,900	96
	EC Healthcare	466,000	77
*,2	Sirnaomics Ltd.	82,200	72
*	Kingkey Financial International Holdings Ltd.	4,164,502	41
*	Esprit Holdings Ltd.	956,795	28
*	Apollo Future Mobility Group Ltd.	297,600	20
*	Renze Harvest International Ltd.	882,113	14
*	Hong Kong Resources Holdings Co. Ltd.	17,237	2
*,3	Convoy Inc.	10,860,141	—
			472,905
Japan (59.8%)
	Toyota Motor Corp.	14,628,674	333,659
	Mitsubishi UFJ Financial Group Inc.	13,630,372	135,777
	Sony Group Corp.	1,511,330	124,913
	Tokyo Electron Ltd.	537,752	117,954
	Mitsubishi Corp.	4,636,563	106,036
	Keyence Corp.	238,766	105,002
	Hitachi Ltd.	1,084,428	100,050
	Shin-Etsu Chemical Co. Ltd.	2,337,750	90,492
	Sumitomo Mitsui Financial Group Inc.	1,533,188	87,091
	Mitsui & Co. Ltd.	1,786,157	86,228
	Daiichi Sankyo Co. Ltd.	2,303,647	77,535
	Recruit Holdings Co. Ltd.	1,747,366	75,254
	ITOCHU Corp.	1,626,192	73,365
	Tokio Marine Holdings Inc.	2,266,572	71,638
	Honda Motor Co. Ltd.	5,884,858	66,955
	Nintendo Co. Ltd.	1,276,750	62,266
	Mizuho Financial Group Inc.	3,110,137	60,116
	SoftBank Group Corp.	1,186,870	58,371
	KDDI Corp.	1,888,766	52,411
	Fast Retailing Co. Ltd.	188,660	49,329
	Takeda Pharmaceutical Co. Ltd.	1,866,224	49,048
	Hoya Corp.	418,246	48,491
	Daikin Industries Ltd.	324,573	44,301
	Denso Corp.	2,509,412	42,768
	Mitsubishi Electric Corp.	2,376,914	41,429
	Softbank Corp.	3,365,967	40,599
	Japan Tobacco Inc.	1,450,869	39,031
	Murata Manufacturing Co. Ltd.	2,060,137	37,643
	Nippon Telegraph & Telephone Corp.	34,373,850	37,112
	Seven & i Holdings Co. Ltd.	2,832,147	36,595
	Oriental Land Co. Ltd.	1,317,887	36,363
	SMC Corp.	68,029	35,740
	Marubeni Corp.	1,993,743	35,521
	Sumitomo Corp.	1,340,201	35,243
	FANUC Corp.	1,167,540	34,582
	Fujitsu Ltd.	2,176,220	33,619
	Komatsu Ltd.	1,120,037	33,440

43

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Mitsui Fudosan Co. Ltd.	3,273,180	33,311
Mitsubishi Heavy Industries Ltd.	3,492,790	31,229
Canon Inc.	1,152,811	31,201
Bridgestone Corp.	684,528	30,206
Terumo Corp.	1,751,664	29,715
Nidec Corp.	633,366	29,662
MS&AD Insurance Group Holdings Inc.	1,631,304	29,329
ORIX Corp.	1,421,811	29,098
Disco Corp.	101,913	29,029
Renesas Electronics Corp.	1,772,163	28,772
Advantest Corp.	900,396	28,183
FUJIFILM Holdings Corp.	1,300,461	27,664
Dai-ichi Life Holdings Inc.	1,128,495	26,137
Suzuki Motor Corp.	2,214,988	25,795
Central Japan Railway Co.	1,106,660	25,307
Chugai Pharmaceutical Co. Ltd.	795,038	25,285
Otsuka Holdings Co. Ltd.	587,821	25,133
Mitsubishi Estate Co. Ltd.	1,325,559	24,290
East Japan Railway Co.	1,323,435	24,257
Kao Corp.	557,325	22,991
NEC Corp.	314,559	22,775
Panasonic Holdings Corp.	2,608,935	22,772
Lasertec Corp.	104,846	22,616
Nippon Steel Corp.	999,916	22,417
Sompo Holdings Inc.	1,119,960	22,164
Astellas Pharma Inc.	2,204,701	21,160
Nomura Holdings Inc.	3,665,314	20,856
Ajinomoto Co. Inc.	560,234	20,830
Japan Post Holdings Co. Ltd.	2,160,921	20,752
Daiwa House Industry Co. Ltd.	735,470	20,695
TDK Corp.	441,081	19,677
Kubota Corp.	1,201,205	19,267
Olympus Corp.	1,381,020	19,237
Asahi Group Holdings Ltd.	555,754	19,012
Toyota Industries Corp.	195,472	18,575
Sumitomo Mitsui Trust Holdings Inc.	870,072	18,293
Aeon Co. Ltd.	868,838	18,166
Japan Post Bank Co. Ltd.	1,769,614	17,962
Kyocera Corp.	1,470,568	17,924
Secom Co. Ltd.	250,897	17,428
Toyota Tsusho Corp.	272,607	17,332
Resona Holdings Inc.	2,702,113	17,087
Sumitomo Realty & Development Co. Ltd.	483,220	16,721
Subaru Corp.	738,648	16,493
ENEOS Holdings Inc.	3,447,859	15,930
Inpex Corp.	1,048,532	15,707
Nippon Yusen KK	545,777	15,495
Sekisui House Ltd.	669,225	15,379
Shimano Inc.	93,533	15,200
Japan Exchange Group Inc.	639,484	14,977
Nitto Denko Corp.	173,447	14,342
Sumitomo Electric Industries Ltd.	915,403	14,149
Shionogi & Co. Ltd.	301,707	14,090
		Shares	Market Value• ($000)
	Unicharm Corp.	472,634	14,043
	Bandai Namco Holdings Inc.	722,329	13,497
	Kansai Electric Power Co. Inc.	888,716	13,312
	Kirin Holdings Co. Ltd.	910,001	13,284
	Eisai Co. Ltd.	322,734	13,254
	Kikkoman Corp.	1,107,695	13,199
	Mitsui OSK Lines Ltd.	411,695	13,067
	Yaskawa Electric Corp.	314,020	12,938
	Shiseido Co. Ltd.	472,938	12,660
	Daiwa Securities Group Inc.	1,704,476	12,526
	Nitori Holdings Co. Ltd.	91,537	12,251
	Nomura Research Institute Ltd.	505,939	12,243
	NTT Data Group Corp.	775,957	12,134
*	Tokyo Electric Power Co. Holdings Inc.	1,894,807	11,786
	Pan Pacific International Holdings Corp.	490,008	11,508
	Sysmex Corp.	700,433	11,200
	Chubu Electric Power Co. Inc.	856,802	10,998
	JFE Holdings Inc.	722,704	10,787
	West Japan Railway Co.	567,714	10,776
	Osaka Gas Co. Ltd.	483,865	10,759
	Asahi Kasei Corp.	1,523,716	10,624
	Obic Co. Ltd.	82,588	10,610
	Yamaha Motor Co. Ltd.	1,086,932	10,138
	Tokyo Gas Co. Ltd.	448,534	10,059
	Kajima Corp.	520,242	9,966
	T&D Holdings Inc.	608,955	9,937
	SCREEN Holdings Co. Ltd.	96,134	9,919
	Sumitomo Metal Mining Co. Ltd.	287,963	9,620
	Fuji Electric Co. Ltd.	152,100	9,461
	Minebea Mitsumi Inc.	498,499	9,337
	Obayashi Corp.	827,229	9,233
	Ebara Corp.	111,930	9,227
	Idemitsu Kosan Co. Ltd.	1,354,610	9,178
	Mitsubishi Chemical Group Corp.	1,549,446	9,039
	Shimadzu Corp.	332,240	9,026
	Asics Corp.	209,305	8,971
	Isuzu Motors Ltd.	696,654	8,829
	Nissan Motor Co. Ltd.	2,376,030	8,696
	Tokyu Corp.	729,101	8,631
	Makita Corp.	297,215	8,605
	Toray Industries Inc.	1,870,878	8,551
	Dai Nippon Printing Co. Ltd.	292,980	8,533
*	Rakuten Group Inc.	1,694,465	8,149
	Aisin Corp.	211,752	8,054
	AGC Inc.	216,724	8,013
	Nippon Paint Holdings Co. Ltd.	1,235,149	7,906
	Mazda Motor Corp.	693,532	7,850
	Taisei Corp.	209,590	7,673
	TOPPAN Holdings Inc.	320,472	7,603
	LY Corp.	3,159,888	7,592
	Omron Corp.	221,089	7,588
	Daito Trust Construction Co. Ltd.	70,322	7,538
	SBI Holdings Inc.	298,072	7,258
	Nippon Building Fund Inc.	1,886	7,206

44

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Ono Pharmaceutical Co. Ltd.	500,001	7,202
Kawasaki Kisen Kaisha Ltd.	510,126	7,188
Concordia Financial Group Ltd.	1,321,133	7,118
Daifuku Co. Ltd.	345,292	7,073
Capcom Co. Ltd.	429,472	7,070
Niterra Co. Ltd.	215,187	7,058
MEIJI Holdings Co. Ltd.	314,898	7,046
Konami Group Corp.	115,606	6,975
Sojitz Corp.	270,053	6,953
Hankyu Hanshin Holdings Inc.	264,135	6,925
Yakult Honsha Co. Ltd.	354,060	6,925
Sekisui Chemical Co. Ltd.	475,760	6,921
Chiba Bank Ltd.	810,666	6,848
Toyo Suisan Kaisha Ltd.	109,475	6,846
Trend Micro Inc.	138,122	6,806
Dentsu Group Inc.	250,773	6,784
Nissin Foods Holdings Co. Ltd.	248,275	6,625
Nexon Co. Ltd.	423,714	6,606
Nippon Sanso Holdings Corp.	219,932	6,533
Socionext Inc.	219,200	6,408
Yokogawa Electric Corp.	289,664	6,400
Mitsubishi HC Capital Inc. (XTKS)	980,429	6,349
MatsukiyoCocokara & Co.	446,447	6,331
Keisei Electric Railway Co. Ltd.	168,852	6,290
Kyoto Financial Group Inc.	346,740	6,172
Ricoh Co. Ltd.	707,604	6,105
SUMCO Corp.	408,552	6,093
Isetan Mitsukoshi Holdings Ltd.	425,813	5,981
SG Holdings Co. Ltd.	510,400	5,974
TIS Inc.	277,875	5,934
Mitsui Chemicals Inc.	206,688	5,883
Hamamatsu Photonics KK	155,839	5,710
Rohm Co. Ltd.	394,776	5,675
Kintetsu Group Holdings Co. Ltd.	217,954	5,603
Fujikura Ltd.	324,522	5,577
M3 Inc.	526,488	5,569
Shizuoka Financial Group Inc.	594,699	5,551
Kawasaki Heavy Industries Ltd.	178,955	5,540
Japan Real Estate Investment Corp.	1,623	5,504
MISUMI Group Inc.	336,811	5,476
Nissan Chemical Corp.	158,242	5,394
Kyushu Electric Power Co. Inc.	572,078	5,307
Tokyu Fudosan Holdings Corp.	723,419	5,300
Kurita Water Industries Ltd.	133,164	5,274
Nomura Real Estate Master Fund Inc.	5,495	5,253
Sumitomo Forestry Co. Ltd.	169,086	5,209
	Shares	Market Value• ($000)
Nippon Prologis REIT Inc.	3,018	5,208
Seiko Epson Corp.	315,813	5,195
Fukuoka Financial Group Inc.	194,926	5,178
Japan Metropolitan Fund Investment	8,523	5,146
Kyowa Kirin Co. Ltd.	302,902	5,087
KDX Realty Investment Corp.	5,138	5,068
Ibiden Co. Ltd.	130,979	4,979
Brother Industries Ltd.	281,357	4,977
Suntory Beverage & Food Ltd.	151,914	4,943
Otsuka Corp.	247,548	4,923
Kobe Steel Ltd.	401,306	4,898
Hikari Tsushin Inc.	29,995	4,875
Tobu Railway Co. Ltd.	244,599	4,853
Cosmo Energy Holdings Co. Ltd.	101,109	4,834
TOTO Ltd.	175,966	4,762
Hoshizaki Corp.	136,912	4,718
Resonac Holdings Corp.	217,366	4,713
Hulic Co. Ltd.	506,041	4,663
Ryohin Keikaku Co. Ltd.	288,100	4,641
Tosoh Corp.	336,173	4,635
GLP J-Reit	5,680	4,620
Daiwa House REIT Investment Corp.	2,748	4,616
Rohto Pharmaceutical Co. Ltd.	235,094	4,587
McDonald's Holdings Co. Japan Ltd.	103,800	4,566
Horiba Ltd.	47,020	4,562
Kuraray Co. Ltd.	408,567	4,527
Toho Co. Ltd.	134,399	4,503
Tohoku Electric Power Co. Inc.	577,440	4,458
Amada Co. Ltd.	403,769	4,410
Yamato Holdings Co. Ltd.	330,300	4,362
Japan Post Insurance Co. Ltd.	230,476	4,327
NIPPON EXPRESS HOLDINGS Inc.	84,251	4,310
Odakyu Electric Railway Co. Ltd.	383,156	4,308
Shimizu Corp.	683,048	4,231
Azbil Corp.	150,296	4,198
Oji Holdings Corp.	1,070,809	4,194
Zensho Holdings Co. Ltd.	107,970	4,185
Yokohama Rubber Co. Ltd.	159,412	4,172
Mebuki Financial Group Inc.	1,149,370	4,066
Nisshin Seifun Group Inc.	311,205	4,060
NGK Insulators Ltd.	296,405	4,038
Tokyo Tatemono Co. Ltd.	240,439	4,001
Mitsubishi Gas Chemical Co. Inc.	222,190	3,931
NH Foods Ltd.	119,160	3,920
Sumitomo Chemical Co. Ltd.	1,831,430	3,913
Seibu Holdings Inc.	250,504	3,899
Yamaha Corp.	184,861	3,896
Sanrio Co. Ltd.	229,428	3,868

45

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Nikon Corp.	372,204	3,848
Sanwa Holdings Corp.	235,374	3,844
Skylark Holdings Co. Ltd.	266,767	3,802
USS Co. Ltd.	495,314	3,784
Hirose Electric Co. Ltd.	35,611	3,780
Sumitomo Heavy Industries Ltd.	135,403	3,773
Kyushu Railway Co.	174,470	3,754
Haseko Corp.	308,891	3,732
IHI Corp.	155,265	3,718
ANA Holdings Inc.	195,201	3,707
Invincible Investment Corp.	8,248	3,695
NOF Corp.	275,316	3,694
Nomura Real Estate Holdings Inc.	131,320	3,677
Kobe Bussan Co. Ltd.	169,800	3,667
Hitachi Construction Machinery Co. Ltd.	128,037	3,657
Medipal Holdings Corp.	231,451	3,630
Credit Saison Co. Ltd.	195,325	3,606
Koito Manufacturing Co. Ltd.	267,642	3,600
Iwatani Corp.	62,211	3,533
Yamazaki Baking Co. Ltd.	145,241	3,515
BayCurrent Consulting Inc.	164,770	3,507
Advance Residence Investment Corp.	1,618	3,498
Taiyo Yuden Co. Ltd.	148,981	3,490
Tokyo Ohka Kogyo Co. Ltd.	131,548	3,488
Santen Pharmaceutical Co. Ltd.	360,907	3,486
Hachijuni Bank Ltd.	521,906	3,482
Asahi Intecc Co. Ltd.	237,552	3,481
Electric Power Development Co. Ltd.	203,808	3,462
Ulvac Inc.	57,475	3,437
MonotaRO Co. Ltd.	285,416	3,421
Keio Corp.	139,725	3,419
United Urban Investment Corp.	3,565	3,416
Lixil Corp.	315,602	3,390
DMG Mori Co. Ltd.	126,724	3,388
Square Enix Holdings Co. Ltd.	93,454	3,378
Marui Group Co. Ltd.	219,958	3,360
Orix JREIT Inc.	3,176	3,348
Air Water Inc.	214,569	3,222
SCSK Corp.	176,715	3,213
THK Co. Ltd.	146,799	3,203
CyberAgent Inc.	513,412	3,199
Taiheiyo Cement Corp.	137,836	3,153
Japan Airlines Co. Ltd.	177,041	3,137
Nichirei Corp.	124,601	3,120
Nagoya Railroad Co. Ltd.	238,050	3,105
COMSYS Holdings Corp.	128,491	3,008
Tokyo Century Corp.	301,932	3,005
Kyushu Financial Group Inc.	448,791	3,003
Japan Hotel REIT Investment Corp.	5,660	2,974
Oracle Corp. Japan	39,517	2,966
Tokyo Seimitsu Co. Ltd.	45,421	2,956
Mitsubishi Materials Corp.	150,968	2,950
	Shares	Market Value• ($000)
Japan Airport Terminal Co. Ltd.	82,983	2,933
Kansai Paint Co. Ltd.	224,086	2,917
Persol Holdings Co. Ltd.	2,100,110	2,905
Tsuruha Holdings Inc.	45,731	2,887
Toyo Seikan Group Holdings Ltd.	185,131	2,862
Kinden Corp.	149,321	2,849
NSK Ltd.	516,110	2,838
ZOZO Inc.	131,668	2,836
Shinko Electric Industries Co. Ltd.	80,293	2,819
Toho Gas Co. Ltd.	109,682	2,817
Alfresa Holdings Corp.	185,600	2,751
Suzuken Co. Ltd.	92,793	2,741
Sapporo Holdings Ltd.	75,708	2,737
Shimamura Co. Ltd.	55,302	2,726
Sumitomo Rubber Industries Ltd.	221,645	2,690
Daicel Corp.	289,479	2,689
Rinnai Corp.	124,108	2,689
Lion Corp.	298,421	2,676
Hakuhodo DY Holdings Inc.	287,443	2,674
J Front Retailing Co. Ltd.	300,238	2,615
Goldwin Inc.	43,032	2,610
Gunma Bank Ltd.	427,572	2,602
Open House Group Co. Ltd.	85,324	2,595
Mitsubishi Logistics Corp.	76,900	2,551
Kewpie Corp.	125,874	2,539
Stanley Electric Co. Ltd.	143,449	2,539
Sekisui House REIT Inc.	4,946	2,534
EXEO Group Inc.	231,368	2,522
Sega Sammy Holdings Inc.	192,667	2,522
Chugoku Electric Power Co. Inc.	366,567	2,517
JGC Holdings Corp.	258,914	2,496
Kobayashi Pharmaceutical Co. Ltd.	69,914	2,478
ADEKA Corp.	118,638	2,465
Keihan Holdings Co. Ltd.	117,343	2,454
Iyogin Holdings Inc.	317,825	2,426
Nihon Kohden Corp.	89,151	2,424
Hirogin Holdings Inc.	334,926	2,410
Mitsubishi Motors Corp.	759,191	2,406
Keikyu Corp.	302,204	2,402
Japan Prime Realty Investment Corp.	1,110	2,402
Macnica Holdings Inc.	54,459	2,401
Yamaguchi Financial Group Inc.	237,504	2,399
77 Bank Ltd.	84,770	2,396
Coca-Cola Bottlers Japan Holdings Inc.	171,099	2,395
Nifco Inc.	98,210	2,374
Kamigumi Co. Ltd.	109,885	2,373
LaSalle Logiport REIT	2,358	2,365
Takasago Thermal Engineering Co. Ltd.	70,198	2,353
Sankyo Co. Ltd.	216,290	2,349
Kagome Co. Ltd.	91,734	2,345
Industrial & Infrastructure Fund Investment Corp.	2,830	2,340

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Daido Steel Co. Ltd.	211,425	2,331
	Nippon Accommodations Fund Inc.	559	2,328
	Nippon Electric Glass Co. Ltd.	93,764	2,320
	Sundrug Co. Ltd.	79,893	2,320
	Food & Life Cos. Ltd.	122,568	2,317
	Nankai Electric Railway Co. Ltd.	132,590	2,309
	BIPROGY Inc.	78,799	2,292
	Toyo Tire Corp.	120,930	2,288
	Takashimaya Co. Ltd.	161,157	2,284
	GMO Payment Gateway Inc.	49,792	2,278
	Nabtesco Corp.	136,121	2,245
[1]	Aozora Bank Ltd.	144,121	2,239
	Internet Initiative Japan Inc.	131,692	2,228
	Yamato Kogyo Co. Ltd.	41,454	2,227
	TechnoPro Holdings Inc.	130,323	2,220
	Sohgo Security Services Co. Ltd.	398,145	2,214
	Fujitec Co. Ltd.	89,340	2,203
	Sumitomo Bakelite Co. Ltd.	77,100	2,196
	Activia Properties Inc.	883	2,192
	Teijin Ltd.	224,206	2,187
	Alps Alpine Co. Ltd.	240,520	2,171
	UBE Corp.	118,700	2,170
	Zenkoku Hosho Co. Ltd.	61,365	2,155
	Kose Corp.	41,666	2,148
	Nishi-Nippon Financial Holdings Inc.	169,442	2,142
	Iida Group Holdings Co. Ltd.	167,238	2,135
	Mitsui Mining & Smelting Co. Ltd.	68,045	2,134
*	Rakuten Bank Ltd.	105,300	2,134
	Sankyu Inc.	61,468	2,131
	Nissui Corp.	351,675	2,110
	JTEKT Corp.	272,410	2,109
	SHO-BOND Holdings Co. Ltd.	54,586	2,108
	Dexerials Corp.	55,880	2,093
	Nagase & Co. Ltd.	120,085	2,078
	Jeol Ltd.	52,424	2,077
	Nippon Gas Co. Ltd.	126,951	2,070
	Casio Computer Co. Ltd.	247,860	2,065
	Dowa Holdings Co. Ltd.	55,129	2,064
	Maruwa Co. Ltd.	9,762	2,057
	Rorze Corp.	11,756	2,038
	Mizuho Leasing Co. Ltd.	285,330	2,038
	INFRONEER Holdings Inc.	229,695	2,034
	Seino Holdings Co. Ltd.	151,610	2,031
	Kyudenko Corp.	48,818	2,026
	Fuyo General Lease Co. Ltd.	23,411	2,008
	GS Yuasa Corp.	105,938	1,999
	Yamada Holdings Co. Ltd.	693,973	1,987
*	Money Forward Inc.	56,601	1,971
	Fuji Soft Inc.	50,006	1,957
	Cosmos Pharmaceutical Corp.	21,226	1,953
	NHK Spring Co. Ltd.	191,141	1,937
	Shares	Market Value• ($000)
Mitsui Fudosan Logistics Park Inc.	674	1,934
Kadokawa Corp.	105,588	1,930
Kokuyo Co. Ltd.	112,807	1,927
ABC-Mart Inc.	96,298	1,918
Tsumura & Co.	79,365	1,912
Rengo Co. Ltd.	254,426	1,908
Japan Logistics Fund Inc.	1,070	1,908
Amano Corp.	78,280	1,883
Calbee Inc.	86,150	1,882
Kaneka Corp.	72,130	1,868
Toda Corp.	286,020	1,868
Japan Steel Works Ltd.	76,781	1,864
AEON REIT Investment Corp.	2,116	1,850
Mabuchi Motor Co. Ltd.	119,322	1,848
Daiwabo Holdings Co. Ltd.	106,280	1,846
DIC Corp.	98,619	1,843
Sugi Holdings Co. Ltd.	125,493	1,841
Maruichi Steel Tube Ltd.	71,327	1,837
Hokuhoku Financial Group Inc.	149,405	1,833
Miura Co. Ltd.	115,143	1,812
Nichias Corp.	66,039	1,810
Konica Minolta Inc.	538,541	1,791
Tokuyama Corp.	86,582	1,787
Sawai Group Holdings Co. Ltd.	47,648	1,776
Welcia Holdings Co. Ltd.	120,664	1,774
Comforia Residential REIT Inc.	818	1,771
MEITEC Group Holdings Inc.	94,443	1,761
Hisamitsu Pharmaceutical Co. Inc.	71,903	1,744
NOK Corp.	119,529	1,730
Morinaga Milk Industry Co. Ltd.	87,426	1,713
Towa Corp.	29,738	1,713
Fuji Corp.	101,336	1,700
Zeon Corp.	170,114	1,695
Mori Hills REIT Investment Corp.	1,942	1,690
Frontier Real Estate Investment Corp.	580	1,686
Park24 Co. Ltd.	156,012	1,680
Hanwa Co. Ltd.	43,629	1,679
Nippon Shinyaku Co. Ltd.	60,560	1,676
Chugin Financial Group Inc.	199,001	1,676
Penta-Ocean Construction Co. Ltd.	333,475	1,674
House Foods Group Inc.	84,754	1,670
Ito En Ltd.	68,834	1,670
Citizen Watch Co. Ltd.	250,281	1,663
Nihon M&A Center Holdings Inc.	303,824	1,663
Micronics Japan Co. Ltd.	40,347	1,662
Tomy Co. Ltd.	103,786	1,659
Bic Camera Inc.	170,893	1,659
K's Holdings Corp.	170,760	1,639
NSD Co. Ltd.	83,852	1,639
Koei Tecmo Holdings Co. Ltd.	175,486	1,632
Kanematsu Corp.	99,514	1,618

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Furukawa Electric Co. Ltd.	75,473	1,616
	Kakaku.com Inc.	139,669	1,607
*	Mercari Inc.	138,023	1,596
	NET One Systems Co. Ltd.	95,112	1,591
	Toho Holdings Co. Ltd.	66,360	1,590
	Nippon Kayaku Co. Ltd.	194,618	1,585
	Tokai Carbon Co. Ltd.	238,886	1,585
	Daiwa Securities Living Investments Corp.	2,320	1,575
	OKUMA Corp.	35,040	1,574
	Hitachi Zosen Corp.	201,034	1,556
	Denka Co. Ltd.	104,771	1,552
	Ushio Inc.	117,937	1,551
	Takeuchi Manufacturing Co. Ltd.	40,841	1,549
	Ezaki Glico Co. Ltd.	59,958	1,548
	Shikoku Electric Power Co. Inc.	186,525	1,546
	Hokkaido Electric Power Co. Inc.	214,870	1,527
	Canon Marketing Japan Inc.	55,389	1,522
	Toyoda Gosei Co. Ltd.	78,559	1,521
	Mitsubishi Estate Logistics REIT Investment Corp.	593	1,520
	Sotetsu Holdings Inc.	94,538	1,507
	Osaka Soda Co. Ltd.	25,619	1,503
	Morinaga & Co. Ltd.	92,920	1,502
	Japan Petroleum Exploration Co. Ltd.	35,537	1,499
	Fujimi Inc.	69,030	1,497
	Harmonic Drive Systems Inc.	59,520	1,487
	Nippon Shokubai Co. Ltd.	155,408	1,477
	Inaba Denki Sangyo Co. Ltd.	63,260	1,476
	San-In Godo Bank Ltd.	188,198	1,466
	Hulic REIT Inc.	1,532	1,464
	Topcon Corp.	124,414	1,461
	Kandenko Co. Ltd.	129,914	1,449
	Yaoko Co. Ltd.	26,801	1,449
	Nishi-Nippon Railroad Co. Ltd.	92,847	1,446
	Mori Trust REIT Inc.	3,112	1,444
	OBIC Business Consultants Co. Ltd.	35,306	1,443
	Organo Corp.	31,372	1,439
	TS Tech Co. Ltd.	116,722	1,437
	Daihen Corp.	23,607	1,435
	Ship Healthcare Holdings Inc.	96,010	1,428
	Daishi Hokuetsu Financial Group Inc.	49,648	1,423
*	PeptiDream Inc.	111,130	1,416
	Shiga Bank Ltd.	54,464	1,409
	Sangetsu Corp.	66,105	1,405
	Aica Kogyo Co. Ltd.	60,555	1,404
	Takara Holdings Inc.	212,479	1,396
	Suruga Bank Ltd.	228,483	1,394
[1]	Hokuetsu Corp.	164,856	1,390
	Seven Bank Ltd.	776,872	1,389
	Yoshinoya Holdings Co. Ltd.	75,502	1,383
	Hazama Ando Corp.	184,159	1,373
		Shares	Market Value• ($000)
	Nikkon Holdings Co. Ltd.	69,553	1,365
	NEC Networks & System Integration Corp.	81,985	1,362
[1]	Workman Co. Ltd.	55,081	1,353
	OSG Corp.	103,997	1,341
	Toagosei Co. Ltd.	133,314	1,341
	Okumura Corp.	42,585	1,332
	NTT UD REIT Investment Corp.	1,738	1,332
	Tsubakimoto Chain Co.	38,544	1,327
*	Sharp Corp.	251,415	1,320
	Nakanishi Inc.	84,834	1,303
	CKD Corp.	69,645	1,302
	Kyoritsu Maintenance Co. Ltd.	60,976	1,300
	NS Solutions Corp.	39,748	1,295
	Okamura Corp.	85,323	1,292
	Japan Elevator Service Holdings Co. Ltd.	83,100	1,291
	Resorttrust Inc.	77,194	1,278
	Ain Holdings Inc.	33,507	1,268
	Japan Excellent Inc.	1,530	1,250
	Mirait One Corp.	102,038	1,246
	Aeon Mall Co. Ltd.	108,901	1,245
	Toridoll Holdings Corp.	51,400	1,235
*	SHIFT Inc.	13,400	1,233
[1]	Mitsui E&S Co. Ltd.	112,757	1,222
	Nipro Corp.	151,048	1,222
	Daiwa Office Investment Corp.	334	1,218
	Mitsui High-Tec Inc.	27,188	1,217
	NIPPON REIT Investment Corp.	536	1,211
	Juroku Financial Group Inc.	40,237	1,209
	Nisshinbo Holdings Inc.	158,311	1,200
	DTS Corp.	43,712	1,193
	Pilot Corp.	44,584	1,193
	Hokuriku Electric Power Co.	203,642	1,191
	Tokyu REIT Inc.	1,157	1,190
	Acom Co. Ltd.	460,226	1,187
	Anritsu Corp.	154,853	1,181
	Pigeon Corp.	129,395	1,179
[1]	Nomura Micro Science Co. Ltd.	36,800	1,177
	Colowide Co. Ltd.	85,437	1,164
	Rakus Co. Ltd.	115,201	1,164
	AEON Financial Service Co. Ltd.	139,731	1,163
	Mizuno Corp.	23,715	1,151
	Kotobuki Spirits Co. Ltd.	111,565	1,149
	GMO internet group Inc.	69,812	1,146
	PALTAC Corp.	37,852	1,146
	ARE Holdings Inc.	88,316	1,142
	Nitto Boseki Co. Ltd.	31,769	1,139
	Nippon Soda Co. Ltd.	30,972	1,136
	Jaccs Co. Ltd.	31,584	1,135
	Daiichikosho Co. Ltd.	96,114	1,122
	Heiwa Real Estate Co. Ltd.	40,535	1,121
	Hoshino Resorts REIT Inc.	320	1,120
	Relo Group Inc.	128,416	1,116
	Kureha Corp.	62,578	1,116
	Meidensha Corp.	50,315	1,115
	Izumi Co. Ltd.	47,915	1,113

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Monex Group Inc.	215,118	1,112
	Takuma Co. Ltd.	88,652	1,109
	Lintec Corp.	55,467	1,106
	UACJ Corp.	35,869	1,096
	Okasan Securities Group Inc.	227,756	1,091
	Tadano Ltd.	135,666	1,089
	Glory Ltd.	60,343	1,087
*	JSR Corp.	39,569	1,085
	Wacoal Holdings Corp.	49,567	1,085
	Aichi Financial Group Inc.	57,343	1,082
	DeNA Co. Ltd.	107,035	1,080
	H2O Retailing Corp.	95,400	1,078
	Toyota Boshoku Corp.	72,926	1,078
	Kusuri no Aoki Holdings Co. Ltd.	57,678	1,075
	Kumagai Gumi Co. Ltd.	40,637	1,071
	Ferrotec Holdings Corp.	56,341	1,070
	SKY Perfect JSAT Holdings Inc.	180,830	1,064
	Yodogawa Steel Works Ltd.	33,870	1,063
	DCM Holdings Co. Ltd.	114,362	1,059
	Seria Co. Ltd.	62,457	1,059
	Sanken Electric Co. Ltd.	24,496	1,058
	Daiseki Co. Ltd.	55,584	1,056
	Arcs Co. Ltd.	53,641	1,053
	Hyakugo Bank Ltd.	255,638	1,051
	Heiwa Real Estate REIT Inc.	1,171	1,050
	Aiful Corp.	359,642	1,045
	Star Asia Investment Corp.	2,667	1,040
	Descente Ltd.	45,588	1,028
	Ryoyo Ryosan Holdings Inc.	57,476	1,013
	Saizeriya Co. Ltd.	29,981	1,012
	Duskin Co. Ltd.	48,595	1,010
	Taikisha Ltd.	34,167	1,008
	Kissei Pharmaceutical Co. Ltd.	43,952	1,007
[1]	Toei Animation Co. Ltd.	60,750	1,005
	Riken Keiki Co. Ltd.	41,040	1,004
	Fuji Kyuko Co. Ltd.	46,793	999
	Makino Milling Machine Co. Ltd.	24,913	999
	Nisshin Oillio Group Ltd.	31,090	999
	Tokai Tokyo Financial Holdings Inc.	270,534	991
	TBS Holdings Inc.	37,937	989
	EDION Corp.	95,557	987
	Joyful Honda Co. Ltd.	69,214	984
	Sumitomo Warehouse Co. Ltd.	59,336	983
	NTN Corp.	493,817	980
	Fukuoka REIT Corp.	908	975
	Inabata & Co. Ltd.	47,798	974
	Dentsu Soken Inc.	29,292	970
	North Pacific Bank Ltd.	336,493	968
	Japan Material Co. Ltd.	68,536	967
*	Hino Motors Ltd.	329,056	961
	Japan Securities Finance Co. Ltd.	94,281	956
	H.U. Group Holdings Inc.	62,842	955
	Leopalace21 Corp.	288,676	955
	Nojima Corp.	79,900	955
	Nishimatsu Construction Co. Ltd.	33,021	955
		Shares	Market Value• ($000)
	Fancl Corp.	81,368	950
	As One Corp.	57,568	948
	Paramount Bed Holdings Co. Ltd.	55,622	948
	Sumitomo Osaka Cement Co. Ltd.	38,026	944
	Round One Corp.	212,303	933
	Tokyo Steel Manufacturing Co. Ltd.	87,449	928
	Financial Partners Group Co. Ltd.	66,218	928
*	Nxera Pharma Co. Ltd.	98,600	912
	Toei Co. Ltd.	38,340	910
	Senko Group Holdings Co. Ltd.	123,910	908
	JVCKenwood Corp.	178,575	908
	Tokyo Kiraboshi Financial Group Inc.	30,565	907
	Monogatari Corp.	33,226	898
	Japan Aviation Electronics Industry Ltd.	55,791	896
	Max Co. Ltd.	40,018	893
	Toyo Tanso Co. Ltd.	18,035	890
	SWCC Corp.	33,699	889
	Kato Sangyo Co. Ltd.	30,499	884
	FP Corp.	54,786	882
	Kiyo Bank Ltd.	76,500	879
	Nippn Corp.	56,863	878
	SMS Co. Ltd.	63,168	874
	Sakata Seed Corp.	37,850	872
	C Uyemura & Co. Ltd.	13,300	871
	Nihon Parkerizing Co. Ltd.	113,051	869
	ARCLANDS Corp.	70,476	868
	Mani Inc.	74,815	867
	Global One Real Estate Investment Corp.	1,274	867
	Fujitsu General Ltd.	67,040	865
	Tri Chemical Laboratories Inc.	31,100	865
	Taiyo Holdings Co. Ltd.	41,940	855
	Hokkoku Financial Holdings Inc.	26,584	853
*	Sansan Inc.	92,785	852
	Kaga Electronics Co. Ltd.	21,518	848
	San-Ai Obbli Co. Ltd.	64,542	847
	Nippon Light Metal Holdings Co. Ltd.	71,134	844
	Nichiha Corp.	35,968	839
	Kaken Pharmaceutical Co. Ltd.	38,539	838
	Seiko Group Corp.	31,593	836
	Noritake Co. Ltd.	31,680	832
	Fukuyama Transporting Co. Ltd.	34,345	830
	Pola Orbis Holdings Inc.	90,452	830
	Kitz Corp.	97,388	829
	Create Restaurants Holdings Inc.	120,076	828
	Open Up Group Inc.	65,374	828
	Musashino Bank Ltd.	42,151	825
[1]	Sakura Internet Inc.	22,000	821
	TOKAI Holdings Corp.	132,975	818
	Itoham Yonekyu Holdings Inc.	31,127	812

49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Pencil Co. Ltd.	53,192	811
	Fuji Oil Holdings Inc.	54,890	808
	Tokyo Electron Device Ltd.	22,516	808
	Seiren Co. Ltd.	48,382	806
	Meiko Electronics Co. Ltd.	24,718	806
[1]	Namura Shipbuilding Co. Ltd.	64,300	802
	Topre Corp.	49,712	802
*	Appier Group Inc.	96,500	795
	Shoei Co. Ltd.	61,800	792
*	M&A Research Institute Holdings Inc.	25,065	792
	Heiwa Corp.	62,956	789
	TKC Corp.	34,164	786
	Maruha Nichiro Corp.	40,232	785
	Senshu Ikeda Holdings Inc.	308,364	785
	Trusco Nakayama Corp.	47,418	784
	Valor Holdings Co. Ltd.	51,025	782
	Nextage Co. Ltd.	44,500	781
	Mitsuboshi Belting Ltd.	25,401	779
	Iino Kaiun Kaisha Ltd.	96,795	778
	Digital Garage Inc.	44,048	777
	KYB Corp.	22,727	776
	Starts Corp. Inc.	34,360	775
	Daiei Kankyo Co. Ltd.	46,400	775
	Funai Soken Holdings Inc.	51,156	774
	Awa Bank Ltd.	45,223	771
	Megmilk Snow Brand Co. Ltd.	47,706	770
	Hankyu Hanshin REIT Inc.	859	769
	Nippon Paper Industries Co. Ltd.	110,409	768
	Nitto Kogyo Corp.	28,477	764
*	Atom Corp.	132,951	761
	Komeri Co. Ltd.	31,370	761
	Kohnan Shoji Co. Ltd.	26,877	759
	JMDC Inc.	37,500	759
	Toyo Ink SC Holdings Co. Ltd.	40,822	757
	Royal Holdings Co. Ltd.	48,379	756
	Chudenko Corp.	37,382	754
	Mitsui-Soko Holdings Co. Ltd.	25,500	752
	Arata Corp.	33,898	751
	Tamron Co. Ltd.	16,127	750
	Bunka Shutter Co. Ltd.	69,448	749
	Mitsubishi Logisnext Co. Ltd.	75,961	749
	Mitsubishi Shokuhin Co. Ltd.	21,135	749
	ASKUL Corp.	49,510	748
	Autobacs Seven Co. Ltd.	73,914	747
	Tokai Rika Co. Ltd.	54,070	736
	Nishimatsuya Chain Co. Ltd.	52,880	733
	Showa Sangyo Co. Ltd.	32,686	733
	Hosiden Corp.	58,434	730
	Toyobo Co. Ltd.	102,292	726
	Raiznext Corp.	56,423	725
	SBI Sumishin Net Bank Ltd.	48,400	724
	Ichibanya Co. Ltd.	104,120	719
		Shares	Market Value• ($000)
	Oki Electric Industry Co. Ltd.	100,410	718
	Nippon Pillar Packing Co. Ltd.	18,200	717
	Sanki Engineering Co. Ltd.	50,998	716
	Bank of Nagoya Ltd.	16,018	715
[1]	Kura Sushi Inc.	22,910	711
	Katitas Co. Ltd.	59,000	711
	Ichigo Office REIT Investment Corp.	1,379	707
	Tocalo Co. Ltd.	61,156	705
	Yuasa Trading Co. Ltd.	19,226	703
	Fukuda Denshi Co. Ltd.	16,942	703
	Ai Holdings Corp.	45,636	702
	Justsystems Corp.	40,242	701
	Eizo Corp.	21,810	701
	Mixi Inc.	45,742	698
	Totetsu Kogyo Co. Ltd.	34,770	695
	Nanto Bank Ltd.	36,121	694
	Shochiku Co. Ltd.	11,456	694
	SOSiLA Logistics REIT Inc.	881	694
	Yokogawa Bridge Holdings Corp.	38,159	692
	Ariake Japan Co. Ltd.	21,117	688
	Sinfonia Technology Co. Ltd.	32,378	687
	Raito Kogyo Co. Ltd.	52,688	685
	CRE Logistics REIT Inc.	715	684
	Adastria Co. Ltd.	31,372	683
	Takara Standard Co. Ltd.	55,881	682
	Daio Paper Corp.	94,966	680
	Exedy Corp.	36,963	677
	Toyo Construction Co. Ltd.	83,170	674
	JAFCO Group Co. Ltd.	59,565	672
	Ichigo Inc.	249,443	672
	UT Group Co. Ltd.	31,700	665
	Transcosmos Inc.	30,577	661
	KOMEDA Holdings Co. Ltd.	40,058	658
	Ohsho Food Service Corp.	13,250	657
	MOS Food Services Inc.	29,486	652
	Advance Logistics Investment Corp.	844	651
	Yamazen Corp.	73,992	650
	Fuji Seal International Inc.	50,503	649
	Amvis Holdings Inc.	47,391	647
	Chugoku Marine Paints Ltd.	49,336	646
	Japan Lifeline Co. Ltd.	87,608	643
	Ogaki Kyoritsu Bank Ltd.	44,919	643
[1]	Npr Riken Corp.	34,720	639
	Keiyo Bank Ltd.	129,753	638
	Central Automotive Products Ltd.	17,400	637
	JCU Corp.	26,498	633
	Noevir Holdings Co. Ltd.	19,127	633
	Fuji Media Holdings Inc.	53,084	631
	KH Neochem Co. Ltd.	41,037	630
	Gunze Ltd.	18,422	624
	MCJ Co. Ltd.	71,408	623
	Restar Corp.	32,827	621
	San-A Co. Ltd.	20,616	619
	Premium Group Co. Ltd.	44,100	619

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Create SD Holdings Co. Ltd.	28,599	618
	TOMONY Holdings Inc.	233,708	618
	Okinawa Cellular Telephone Co.	28,756	618
	Totech Corp.	31,200	617
	Hiday Hidaka Corp.	34,349	611
	Sakata INX Corp.	60,106	610
	Shibuya Corp.	27,104	606
	Mirai Corp.	2,114	605
*	Medley Inc.	26,400	605
	Matsui Securities Co. Ltd.	118,023	604
	en japan Inc.	36,300	603
*	HIS Co. Ltd.	54,148	602
	Shibaura Machine Co. Ltd.	26,893	602
	Nichicon Corp.	70,814	599
	Hyakujushi Bank Ltd.	32,678	599
	Toshiba TEC Corp.	29,687	597
	FP Partner Inc.	18,746	597
	Dai-Dan Co. Ltd.	33,638	596
	Aida Engineering Ltd.	104,934	594
	PAL GROUP Holdings Co. Ltd.	49,804	594
	Nagawa Co. Ltd.	12,700	593
	Menicon Co. Ltd.	61,384	592
	Maruzen Showa Unyu Co. Ltd.	19,738	591
	Bando Chemical Industries Ltd.	51,903	587
	Fukushima Galilei Co. Ltd.	14,648	586
	Tsurumi Manufacturing Co. Ltd.	25,904	585
	Sinko Industries Ltd.	22,909	582
	FCC Co. Ltd.	40,838	581
	Fuso Chemical Co. Ltd.	22,612	581
	Hogy Medical Co. Ltd.	24,596	581
[1]	Token Corp.	8,466	581
	Systena Corp.	346,920	578
	Riso Kagaku Corp.	30,883	576
	Life Corp.	22,810	570
	Simplex Holdings Inc.	35,100	567
	KFC Holdings Japan Ltd.	17,434	565
	Nippon Densetsu Kogyo Co. Ltd.	41,038	563
	Itochu Enex Co. Ltd.	57,888	560
	Tosei Corp.	35,873	560
	Kyorin Pharmaceutical Co. Ltd.	47,987	559
	ZERIA Pharmaceutical Co. Ltd.	42,105	558
	Nagaileben Co. Ltd.	37,383	558
	Nitta Corp.	21,611	558
	Mochida Pharmaceutical Co. Ltd.	27,580	556
	Integrated Design & Engineering Holdings Co. Ltd.	18,735	556
	Pacific Industrial Co. Ltd.	53,792	555
	Itoki Corp.	46,300	553
	GungHo Online Entertainment Inc.	37,634	553
	SAMTY Co. Ltd.	32,400	553
	Senshu Electric Co. Ltd.	15,862	553
	Kanamoto Co. Ltd.	32,775	551
		Shares	Market Value• ($000)
	Kumiai Chemical Industry Co. Ltd.	108,137	551
	Wacom Co. Ltd.	143,531	551
	Fuji Co. Ltd.	45,016	549
	Ricoh Leasing Co. Ltd.	16,137	548
	Idec Corp.	30,979	547
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	547
	Ryobi Ltd.	31,477	547
	T Hasegawa Co. Ltd.	27,999	547
	Sekisui Jushi Corp.	33,371	545
	Toa Corp.	78,872	545
	Infomart Corp.	233,532	545
	Taihei Dengyo Kaisha Ltd.	19,330	544
	Towa Pharmaceutical Co. Ltd.	30,180	543
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	540
	Fujimori Kogyo Co. Ltd.	19,930	539
	Japan Wool Textile Co. Ltd.	62,300	538
	Heiwado Co. Ltd.	34,762	536
*	Sumitomo Pharma Co. Ltd.	211,962	535
	Okamoto Industries Inc.	17,029	534
	Wakita & Co. Ltd.	53,799	534
	Nikkiso Co. Ltd.	66,720	533
	Aoyama Trading Co. Ltd.	51,782	532
	Musashi Seimitsu Industry Co. Ltd.	50,204	532
	Maeda Kosen Co. Ltd.	24,300	532
	Morita Holdings Corp.	44,916	529
	Nippon Seiki Co. Ltd.	58,191	529
	Oiles Corp.	34,971	529
	Valqua Ltd.	18,831	526
	IDOM Inc.	59,153	525
*	RENOVA Inc.	55,600	522
*	Anycolor Inc.	37,800	520
	Star Micronics Co. Ltd.	43,443	516
[1]	Tokyotokeiba Co. Ltd.	18,730	516
	TPR Co. Ltd.	34,872	515
	Nishio Holdings Co. Ltd.	20,133	514
	One REIT Inc.	305	513
	Toho Bank Ltd.	238,250	512
*	PKSHA Technology Inc.	18,588	512
	U-Next Holdings Co. Ltd.	18,294	511
	Furuya Metal Co. Ltd.	7,200	504
	AZ-COM Maruwa Holdings Inc.	65,188	500
	Belc Co. Ltd.	10,458	499
	Hamakyorex Co. Ltd.	20,029	494
	Prima Meat Packers Ltd.	33,765	494
	Nissha Co. Ltd.	45,728	492
	Kisoji Co. Ltd.	30,700	490
	Sintokogio Ltd.	61,578	490
	Eiken Chemical Co. Ltd.	38,456	489
	Konishi Co. Ltd.	57,560	489
	Nittetsu Mining Co. Ltd.	15,544	489
	Nippon Signal Company Ltd.	75,521	489
	Marusan Securities Co. Ltd.	75,429	487
	Shinmaywa Industries Ltd.	63,829	487
	Nomura Co. Ltd.	90,340	486
	Noritsu Koki Co. Ltd.	24,705	485

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	YAMABIKO Corp.	36,647	485
	Takara Leben Real Estate Investment Corp.	749	485
	Daiichi Jitsugyo Co. Ltd.	36,871	484
[1]	Tsuburaya Fields Holdings Inc.	42,442	484
	Kosaido Holdings Co. Ltd.	104,700	483
	Yellow Hat Ltd.	36,966	481
	Orient Corp.	73,474	480
*	Chiyoda Corp.	173,308	478
	West Holdings Corp.	28,614	477
	Yamae Group Holdings Co. Ltd.	29,000	477
	Ringer Hut Co. Ltd.	32,398	476
	Onward Holdings Co. Ltd.	123,059	474
	Zojirushi Corp.	48,598	474
	Infocom Corp.	27,715	474
	Nichireki Co. Ltd.	31,000	473
	Central Glass Co. Ltd.	26,516	471
	Nippon Yakin Kogyo Co. Ltd.	15,931	471
[1]	Sumiseki Holdings Inc.	56,300	471
	Hioki EE Corp.	11,759	469
	Nachi-Fujikoshi Corp.	21,713	469
	TSI Holdings Co. Ltd.	83,984	469
	Elecom Co. Ltd.	49,422	468
	Konoike Transport Co. Ltd.	32,259	468
	Strike Co. Ltd.	16,730	468
	Roland DG Corp.	13,246	467
	Nissan Shatai Co. Ltd.	72,210	467
	Noritz Corp.	41,141	465
	Sanyo Denki Co. Ltd.	9,859	465
	Aeon Delight Co. Ltd.	19,514	462
	Torishima Pump Manufacturing Co. Ltd.	25,601	462
*	Outsourcing Inc.	41,821	462
	Earth Corp.	16,539	460
	Piolax Inc.	26,988	458
	Modec Inc.	23,209	458
	Tachi-S Co. Ltd.	36,071	458
	Joshin Denki Co. Ltd.	28,314	457
	Krosaki Harima Corp.	21,124	457
[1]	Toyo Gosei Co. Ltd.	8,900	457
	Iriso Electronics Co. Ltd.	23,307	456
	Mitsuuroko Group Holdings Co. Ltd.	52,800	452
	Tachibana Eletech Co. Ltd.	23,700	452
	Nippon Carbon Co. Ltd.	12,751	450
	Shin-Etsu Polymer Co. Ltd.	45,932	448
	Doutor Nichires Holdings Co. Ltd.	33,471	448
	Vital KSK Holdings Inc.	57,342	448
	Keihanshin Building Co. Ltd.	44,531	446
	Kurabo Industries Ltd.	18,904	445
	Futaba Industrial Co. Ltd.	75,529	443
	Maxell Ltd.	44,602	440
	Meisei Industrial Co. Ltd.	51,784	440
	Tokyu Construction Co. Ltd.	81,780	440
	Press Kogyo Co. Ltd.	89,393	440
		Shares	Market Value• ($000)
	Retail Partners Co. Ltd.	41,000	439
	Hirata Corp.	9,815	439
	Tsugami Corp.	50,662	437
	Uchida Yoko Co. Ltd.	9,859	437
[1]	Enplas Corp.	8,051	436
	Mitani Sekisan Co. Ltd.	11,900	436
	Sumitomo Mitsui Construction Co. Ltd.	168,532	434
	Optex Group Co. Ltd.	36,968	434
	Shibaura Mechatronics Corp.	11,400	434
	Furukawa Co. Ltd.	34,147	433
	Bell System24 Holdings Inc.	43,748	430
	ASAHI YUKIZAI Corp.	13,744	429
	Ishihara Sangyo Kaisha Ltd.	37,039	429
	Sun Corp.	20,300	429
	Argo Graphics Inc.	16,700	428
	Sun Frontier Fudousan Co. Ltd.	34,404	428
	Doshisha Co. Ltd.	30,897	426
	Axial Retailing Inc.	63,736	426
	Furuno Electric Co. Ltd.	31,889	424
	Milbon Co. Ltd.	21,514	423
	ASKA Pharmaceutical Holdings Co. Ltd.	28,704	423
	S Foods Inc.	21,836	422
	Kyoei Steel Ltd.	29,602	421
	CTI Engineering Co. Ltd.	13,800	420
	Hakuto Co. Ltd.	12,145	419
	Hibiya Engineering Ltd.	22,195	418
	Takasago International Corp.	18,833	418
	MEC Co. Ltd.	15,946	418
	Sumitomo Densetsu Co. Ltd.	18,535	416
	Oita Bank Ltd.	22,329	415
	Future Corp.	41,032	414
	Megachips Corp.	17,817	413
	Torii Pharmaceutical Co. Ltd.	16,542	413
	Nafco Co. Ltd.	22,600	413
	CI Takiron Corp.	99,320	412
	Shizuoka Gas Co. Ltd.	67,138	411
	eGuarantee Inc.	37,600	411
	Zuken Inc.	15,635	409
	Starts Proceed Investment Corp.	312	409
	Kamei Corp.	31,696	408
	Mitsui DM Sugar Holdings Co. Ltd.	20,929	407
	Teikoku Sen-I Co. Ltd.	27,103	407
	Tama Home Co. Ltd.	14,700	407
	BML Inc.	22,003	406
	Prestige International Inc.	94,806	405
	Tsukishima Holdings Co. Ltd.	43,437	405
	Mandom Corp.	49,027	404
	Yokorei Co. Ltd.	61,227	404
	Shoei Foods Corp.	14,741	403
	Okinawa Financial Group Inc.	23,580	400
	Kameda Seika Co. Ltd.	15,138	399
	Sanyo Special Steel Co. Ltd.	29,477	399
	Procrea Holdings Inc.	34,010	399

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	VT Holdings Co. Ltd.	120,094	397
	Dip Corp.	23,406	396
	Plus Alpha Consulting Co. Ltd.	31,089	395
	Godo Steel Ltd.	11,758	394
	ESPEC Corp.	21,112	394
	Mimasu Semiconductor Industry Co. Ltd.	17,034	393
	KeePer Technical Laboratory Co. Ltd.	13,826	393
	Nippon Ceramic Co. Ltd.	22,910	392
	Shikoku Kasei Holdings Corp.	34,644	390
	Yurtec Corp.	42,051	390
	Ehime Bank Ltd.	52,141	389
	DyDo Group Holdings Inc.	22,439	388
	Nippon Kanzai Holdings Co. Ltd.	23,525	387
	Altech Corp.	22,100	385
	Siix Corp.	37,236	384
	Fukui Bank Ltd.	31,896	384
	Union Tool Co.	13,256	384
	Okinawa Electric Power Co. Inc.	51,144	382
	Bank of the Ryukyus Ltd.	51,042	381
	Nohmi Bosai Ltd.	25,000	381
	TOA ROAD Corp.	46,245	381
	Shin Nippon Air Technologies Co. Ltd.	15,000	379
	Asanuma Corp.	15,900	378
	Yamanashi Chuo Bank Ltd.	33,156	377
	Osaka Organic Chemical Industry Ltd.	18,200	377
	Mirai Industry Co. Ltd.	14,395	377
	Komori Corp.	48,087	376
	Health Care & Medical Investment Corp.	450	376
	SIGMAXYZ Holdings Inc.	37,800	376
[1]	Septeni Holdings Co. Ltd.	129,300	376
	Nissin Corp.	18,949	375
	Sala Corp.	75,100	375
	Roland Corp.	13,800	375
	Riken Vitamin Co. Ltd.	21,728	374
	I'll Inc.	21,900	374
	TV Asahi Holdings Corp.	28,400	372
	Shikoku Bank Ltd.	51,636	372
	Matsuyafoods Holdings Co. Ltd.	10,463	371
	JCR Pharmaceuticals Co. Ltd.	71,932	370
*,1	euglena Co. Ltd.	112,708	370
	Avex Inc.	44,755	368
	Obara Group Inc.	14,045	367
	Mitsuba Corp.	39,939	367
	Geo Holdings Corp.	29,064	366
	United Super Markets Holdings Inc.	64,135	366
	Aeon Hokkaido Corp.	62,300	366
	Itochu-Shokuhin Co. Ltd.	7,676	363
	Genky DrugStores Co. Ltd.	9,900	363
	Chofu Seisakusho Co. Ltd.	25,011	362
	Eagle Industry Co. Ltd.	31,176	362
		Shares	Market Value• ($000)
	Sanyo Chemical Industries Ltd.	13,852	362
	JINS Holdings Inc.	17,230	362
	Tosei REIT Investment Corp.	410	361
	JBCC Holdings Inc.	17,000	360
	United Arrows Ltd.	31,178	359
	Hosokawa Micron Corp.	12,842	359
	Pack Corp.	15,446	359
	Curves Holdings Co. Ltd.	76,368	359
	Starzen Co. Ltd.	20,632	357
	Takara Bio Inc.	55,186	357
	WingArc1st Inc.	21,100	357
	Kurimoto Ltd.	13,345	355
	Daiwa Industries Ltd.	34,777	353
	Giken Ltd.	28,437	353
	Shinnihon Corp.	35,182	353
	Arisawa Manufacturing Co. Ltd.	36,500	353
	Bank of Iwate Ltd.	22,624	352
	Shima Seiki Manufacturing Ltd.	39,468	352
	Toenec Corp.	10,268	352
*	Nippon Sheet Glass Co. Ltd.	105,282	351
	Kawada Technologies Inc.	18,440	351
	METAWATER Co. Ltd.	28,096	350
	Anest Iwata Corp.	40,950	349
	Seikitokyu Kogyo Co. Ltd.	30,800	349
	Sato Holdings Corp.	25,093	348
	Katakura Industries Co. Ltd.	28,300	346
	Yonex Co. Ltd.	43,428	346
	San ju San Financial Group Inc.	26,173	346
	OSAKA Titanium Technologies Co. Ltd.	22,114	345
*	Fujita Kanko Inc.	8,165	344
	Anicom Holdings Inc.	91,336	344
	Shinagawa Refractories Co. Ltd.	28,162	343
	Cawachi Ltd.	18,946	342
	JM Holdings Co. Ltd.	20,400	342
	Miyazaki Bank Ltd.	17,571	341
	Trancom Co. Ltd.	9,372	341
	Sumitomo Riko Co. Ltd.	40,933	341
	Topy Industries Ltd.	20,118	341
	Daikyonishikawa Corp.	74,245	341
	Happinet Corp.	17,534	340
	Kanto Denka Kogyo Co. Ltd.	49,787	340
	Sakai Moving Service Co. Ltd.	19,318	340
	Sumida Corp.	42,955	339
	ESCON Japan REIT Investment Corp.	419	339
	Hokuetsu Industries Co. Ltd.	26,500	339
	Vision Inc.	46,213	338
	Oyo Corp.	21,602	336
	SBS Holdings Inc.	19,400	334
	Tenma Corp.	23,334	334
	Aisan Industry Co. Ltd.	35,651	333
	Toho Titanium Co. Ltd.	38,650	333
	Pasona Group Inc.	23,720	333

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	332
	NS United Kaiun Kaisha Ltd.	10,955	332
	Takamatsu Construction Group Co. Ltd.	19,629	331
	Mirarth Holdings Inc.	107,912	331
	Koa Corp.	32,069	331
	Samty Residential Investment Corp.	479	330
	Saibu Gas Holdings Co. Ltd.	26,392	329
	Japan Pulp & Paper Co. Ltd.	9,449	328
	Sinanen Holdings Co. Ltd.	10,360	328
*	Raksul Inc.	57,900	328
	Tanseisha Co. Ltd.	58,649	327
	K&O Energy Group Inc.	15,136	327
	World Co. Ltd.	24,800	327
	TOC Co. Ltd.	65,192	325
	Fujibo Holdings Inc.	12,249	324
	AOKI Holdings Inc.	45,823	323
	GLOBERIDE Inc.	25,400	323
	Tokai Corp.	24,018	320
	Broadleaf Co. Ltd.	87,826	320
	Comture Corp.	26,100	320
	G-Tekt Corp.	23,304	318
	HI-LEX Corp.	32,500	318
	Aiphone Co. Ltd.	16,645	317
	Nippon Denko Co. Ltd.	160,576	317
	Sumitomo Seika Chemicals Co. Ltd.	9,959	317
	Asahi Diamond Industrial Co. Ltd.	54,260	316
	Chori Co. Ltd.	14,152	316
	Lifedrink Co. Inc.	9,961	316
	Halows Co. Ltd.	10,661	313
	Tamura Corp.	76,147	313
	Yahagi Construction Co. Ltd.	33,286	313
	Oriental Shiraishi Corp.	130,529	313
	Alconix Corp.	35,820	312
	Kyokuto Securities Co. Ltd.	31,200	311
	Raysum Co. Ltd.	13,500	311
	T-Gaia Corp.	23,004	310
	Unipres Corp.	41,920	310
	BRONCO BILLY Co. Ltd.	12,559	310
	Daito Pharmaceutical Co. Ltd.	19,415	310
	RS Technologies Co. Ltd.	15,600	310
	ES-Con Japan Ltd.	46,800	308
	Canon Electronics Inc.	21,516	307
	J-Oil Mills Inc.	24,516	307
	Sanyo Electric Railway Co. Ltd.	23,223	306
	Sankei Real Estate Inc.	528	306
	Denyo Co. Ltd.	20,229	304
	Digital Arts Inc.	11,256	302
	Computer Engineering & Consulting Ltd.	26,028	300
	Nippon Thompson Co. Ltd.	72,394	300
	Chubu Steel Plate Co. Ltd.	20,300	298
		Shares	Market Value• ($000)
	J Trust Co. Ltd.	104,143	296
	Mars Group Holdings Corp.	14,458	296
	Transaction Co. Ltd.	26,100	296
	Teikoku Electric Manufacturing Co. Ltd.	18,718	295
	TRE Holdings Corp.	36,600	295
	Komehyo Holdings Co. Ltd.	12,500	295
	Stella Chemifa Corp.	12,059	294
	Hochiki Corp.	19,100	293
	Qol Holdings Co. Ltd.	26,127	293
	Benefit One Inc.	21,380	292
	Chubu Shiryo Co. Ltd.	37,979	290
	Cybozu Inc.	28,688	290
	Daikokutenbussan Co. Ltd.	5,677	290
	MARUKA FURUSATO Corp.	18,900	290
	Koshidaka Holdings Co. Ltd.	52,768	289
[1]	Daikoku Denki Co. Ltd.	12,500	286
	Riken Technos Corp.	44,493	285
	Yondoshi Holdings Inc.	23,618	284
	Alpen Co. Ltd.	21,428	282
	Change Holdings Inc.	37,700	282
[1]	PHC Holdings Corp.	38,900	281
	Hokkaido Gas Co. Ltd.	14,349	280
	Okabe Co. Ltd.	55,111	280
	JAC Recruitment Co. Ltd.	58,136	280
	Yokowo Co. Ltd.	26,240	279
	Nissei ASB Machine Co. Ltd.	8,463	278
	Aichi Steel Corp.	12,647	277
	Proto Corp.	31,300	277
*	SRE Holdings Corp.	11,383	277
	Japan Transcity Corp.	60,076	276
	Fixstars Corp.	22,100	276
	France Bed Holdings Co. Ltd.	35,898	275
	Hokuto Corp.	23,605	274
	Fujicco Co. Ltd.	22,701	273
	GMO Financial Holdings Inc.	57,100	273
	Cosel Co. Ltd.	29,197	272
	Matsuya Co. Ltd.	47,819	272
	JSB Co. Ltd.	14,600	271
	Icom Inc.	13,200	267
	Akatsuki Inc.	18,300	267
	Universal Entertainment Corp.	25,490	267
	Nichiden Corp.	16,540	266
	COLOPL Inc.	68,882	266
	TechMatrix Corp.	25,100	266
	Shibusawa Warehouse Co. Ltd.	13,756	265
	Daiki Aluminium Industry Co. Ltd.	31,435	265
	Ryoden Corp.	15,740	264
	Goldcrest Co. Ltd.	16,326	263
	Yamagata Bank Ltd.	35,358	263
	Nippon Road Co. Ltd.	21,770	261
	Sakai Chemical Industry Co. Ltd.	20,028	261
	Tokyo Energy & Systems Inc.	30,510	261

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tonami Holdings Co. Ltd.	8,569	261
*	Kappa Create Co. Ltd.	25,493	260
	Hodogaya Chemical Co. Ltd.	8,773	259
	Base Co. Ltd.	11,700	259
	Dai Nippon Toryo Co. Ltd.	34,186	258
	Inageya Co. Ltd.	31,865	258
	Seika Corp.	9,954	257
	Ichikoh Industries Ltd.	74,944	254
	Sparx Group Co. Ltd.	22,080	254
	Kyokuyo Co. Ltd.	11,057	253
	Tekken Corp.	13,742	251
	Elan Corp.	43,800	251
	Fudo Tetra Corp.	16,871	250
	Ines Corp.	24,888	250
	Okuwa Co. Ltd.	41,777	250
	Toyo Corp.	25,895	250
	NEC Capital Solutions Ltd.	10,266	250
	Ki-Star Real Estate Co. Ltd.	10,300	250
	Marudai Food Co. Ltd.	24,196	249
	Tsubaki Nakashima Co. Ltd.	46,402	249
	Carta Holdings Inc.	22,300	249
	Shinko Shoji Co. Ltd.	37,530	247
	Nippon Fine Chemical Co. Ltd.	16,000	246
*	Fujio Food Group Inc.	26,800	245
	Weathernews Inc.	8,274	243
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	243
	Akita Bank Ltd.	18,324	242
	Fukuda Corp.	6,976	242
	Moriroku Holdings Co. Ltd.	14,100	242
	Aichi Corp.	35,882	241
	Neturen Co. Ltd.	35,940	241
	Sagami Holdings Corp.	25,411	241
	St. Marc Holdings Co. Ltd.	17,934	241
	G-7 Holdings Inc.	27,200	241
	Tochigi Bank Ltd.	105,942	238
	Towa Bank Ltd.	55,647	238
	Matsuda Sangyo Co. Ltd.	13,643	237
	Osaka Steel Co. Ltd.	15,548	236
	Toyo Kanetsu KK	8,460	235
	Pressance Corp.	20,263	235
	Bank of Saga Ltd.	16,844	234
	Tayca Corp.	24,788	234
	KPP Group Holdings Co. Ltd.	49,771	234
	Onoken Co. Ltd.	19,930	233
	gremz Inc.	17,300	233
	Toa Corp. (XTKS)	31,897	232
	Gree Inc.	77,839	230
	Fujiya Co. Ltd.	14,551	229
	Elematec Corp.	18,728	229
	LITALICO Inc.	19,800	229
	Key Coffee Inc.	17,722	228
	Belluna Co. Ltd.	56,377	227
	Genki Sushi Co. Ltd.	12,093	227
	Sodick Co. Ltd.	48,714	226
*	Istyle Inc.	67,576	226
	Kansai Food Market Ltd.	18,112	225
		Shares	Market Value• ($000)
[1]	Shin Nippon Biomedical Laboratories Ltd.	23,210	225
	Gakken Holdings Co. Ltd.	38,512	224
*	Nippon Chemi-Con Corp.	22,196	224
	Hoosiers Holdings Co. Ltd.	32,400	224
	Insource Co. Ltd.	46,200	224
	Vector Inc.	26,594	223
	Okura Industrial Co. Ltd.	11,164	222
	Miroku Jyoho Service Co. Ltd.	20,512	221
	Shinwa Co. Ltd.	12,349	220
	eRex Co. Ltd.	41,761	219
	Koatsu Gas Kogyo Co. Ltd.	39,573	217
	Mie Kotsu Group Holdings Inc.	57,836	217
	Nittoku Co. Ltd.	17,600	217
	Xebio Holdings Co. Ltd.	33,598	215
*,1	Oisix ra daichi Inc.	28,354	215
	JP-Holdings Inc.	73,645	212
[1]	Rock Field Co. Ltd.	21,512	212
	Feed One Co. Ltd.	32,468	212
	Kenko Mayonnaise Co. Ltd.	14,738	211
	YAKUODO Holdings Co. Ltd.	11,552	210
	Wellneo Sugar Co. Ltd.	14,900	208
	SB Technology Corp.	11,200	208
	Nihon Chouzai Co. Ltd.	21,238	207
	DKS Co. Ltd.	10,000	207
	Management Solutions Co. Ltd.	19,126	207
	Nippon Parking Development Co. Ltd.	166,310	204
	Mitsubishi Research Institute Inc.	6,571	204
	M&A Capital Partners Co. Ltd.	15,144	204
	Avant Group Corp.	25,000	204
	Seikagaku Corp.	42,722	202
	Rheon Automatic Machinery Co. Ltd.	21,186	201
	Nitto Kohki Co. Ltd.	12,950	200
*,1	W-Scope Corp.	61,783	200
	CMK Corp.	52,181	199
	Nihon Nohyaku Co. Ltd.	41,781	198
	Zenrin Co. Ltd.	35,095	198
	FULLCAST Holdings Co. Ltd.	20,596	197
	SRA Holdings	7,868	197
	Komatsu Matere Co. Ltd.	40,843	196
	Taki Chemical Co. Ltd.	7,800	194
	Fuji Pharma Co. Ltd.	18,900	190
	ZIGExN Co. Ltd.	56,500	189
	Kyosan Electric Manufacturing Co. Ltd.	57,883	188
	Toho Zinc Co. Ltd.	28,438	188
	Daido Metal Co. Ltd.	47,634	187
	Chiyoda Integre Co. Ltd.	10,546	186
	Tokushu Tokai Paper Co. Ltd.	7,860	186
*	giftee Inc.	24,741	185
	Honeys Holdings Co. Ltd.	17,130	184

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Osaki Electric Co. Ltd.	41,910	182
[1]	Takatori Corp.	7,112	182
	Rokko Butter Co. Ltd.	19,544	181
	LEC Inc.	25,884	181
	Macromill Inc.	38,887	181
[1]	Gamecard-Joyco Holdings Inc.	12,500	181
[1]	Riso Kyoiku Co. Ltd.	102,400	179
	Hokkan Holdings Ltd.	15,555	178
	Tomoku Co. Ltd.	10,856	178
[1]	Abalance Corp.	13,900	178
	WDB Holdings Co. Ltd.	12,376	177
	FIDEA Holdings Co. Ltd.	17,890	174
[1]	YA-MAN Ltd.	28,870	174
	Daiho Corp.	8,224	172
*	Demae-Can Co. Ltd.	99,700	172
	Nagatanien Holdings Co. Ltd.	11,448	169
	Softcreate Holdings Corp.	14,396	169
	Nakayama Steel Works Ltd.	29,029	168
*	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	167
	JSP Corp.	11,248	166
	Kanaden Corp.	16,616	164
	Link & Motivation Inc.	51,600	164
	Sankyo Seiko Co. Ltd.	33,535	162
	Ichiyoshi Securities Co. Ltd.	30,738	159
	MTI Ltd.	32,978	157
	Sanoh Industrial Co. Ltd.	21,898	157
	Tsutsumi Jewelry Co. Ltd.	11,100	157
	Maxvalu Tokai Co. Ltd.	8,000	157
	Yukiguni Maitake Co. Ltd.	25,000	157
	Futaba Corp.	52,900	156
	Inaba Seisakusho Co. Ltd.	13,563	155
	DKK Co. Ltd.	11,646	155
	m-up Holdings Inc.	23,400	155
	Nippon Rietec Co. Ltd.	18,500	154
	V Technology Co. Ltd.	9,458	152
	Chiyoda Co. Ltd.	27,087	151
*,1	PIA Corp.	7,671	151
	Nichiban Co. Ltd.	12,500	151
	EM Systems Co. Ltd.	35,600	150
	Advan Group Co. Ltd.	20,987	149
	Kyodo Printing Co. Ltd.	7,165	149
	Shindengen Electric Manufacturing Co. Ltd.	7,964	149
	Alpha Systems Inc.	7,367	148
	Iseki & Co. Ltd.	22,631	148
	Kintetsu Department Store Co. Ltd.	10,658	148
	Nihon Tokushu Toryo Co. Ltd.	16,700	148
	Takaoka Toko Co. Ltd.	10,552	148
	Nippon Coke & Engineering Co. Ltd.	177,722	146
	Pharma Foods International Co. Ltd.	27,406	146
	Shimizu Bank Ltd.	14,663	145
	World Holdings Co. Ltd.	9,600	144
	Sankyo Tateyama Inc.	27,877	143
	Ebase Co. Ltd.	33,400	143
		Shares	Market Value• ($000)
	Marvelous Inc.	33,169	142
	Remixpoint Inc.	145,184	142
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	141
	Kojima Co. Ltd.	26,993	139
*	KNT-CT Holdings Co. Ltd.	17,349	139
	CTS Co. Ltd.	29,491	138
	Melco Holdings Inc.	6,359	138
*	Sourcenext Corp.	119,100	136
[1]	Ministop Co. Ltd.	13,744	135
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	134
*,1	Pacific Metals Co. Ltd.	16,133	133
	JDC Corp.	40,500	133
	Pole To Win Holdings Inc.	41,200	130
	Maezawa Kyuso Industries Co. Ltd.	15,816	129
	S-Pool Inc.	67,060	129
*	Optim Corp.	22,782	129
	CAC Holdings Corp.	10,247	128
	ValueCommerce Co. Ltd.	18,600	127
	Studio Alice Co. Ltd.	9,656	125
	Artnature Inc.	25,906	125
	Hisaka Works Ltd.	18,202	124
	Nippon Sharyo Ltd.	8,068	123
	Yorozu Corp.	20,213	123
	Solasto Corp.	38,900	123
	Midac Holdings Co. Ltd.	13,435	121
	Intage Holdings Inc.	12,950	120
	ST Corp.	12,249	119
	Optorun Co. Ltd.	9,700	119
	Airtrip Corp.	13,100	118
	Sanshin Electronics Co. Ltd.	8,300	116
	Central Security Patrols Co. Ltd.	6,802	115
	Yamashin-Filter Corp.	42,099	114
*	TerraSky Co. Ltd.	8,390	113
	Taisei Lamick Co. Ltd.	6,174	112
	Asahi Co. Ltd.	12,343	112
	Aeon Fantasy Co. Ltd.	7,870	111
	Furukawa Battery Co. Ltd.	16,763	111
	Chuo Spring Co. Ltd.	15,928	109
	WATAMI Co. Ltd.	18,418	108
	Arakawa Chemical Industries Ltd.	15,422	107
	Tv Tokyo Holdings Corp.	5,674	106
	FAN Communications Inc.	39,703	102
	Pronexus Inc.	13,931	101
	Achilles Corp.	10,030	101
	Digital Holdings Inc.	14,700	101
	BrainPad Inc.	13,140	100
	GMO GlobalSign Holdings KK	5,811	99
	Fuso Pharmaceutical Industries Ltd.	6,867	97
*,1	Japan Display Inc.	729,539	97
	Inui Global Logistics Co. Ltd.	13,803	96
	Amuse Inc.	9,354	95
	Sekisui Kasei Co. Ltd.	30,382	95
	Oro Co. Ltd.	5,700	94
	SBI ARUHI Corp.	16,800	91
	I-PEX Inc.	7,966	90

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nihon Trim Co. Ltd.	3,879	88
	Fukui Computer Holdings Inc.	5,669	88
[1]	Shimojima Co. Ltd.	11,000	88
	Medical Data Vision Co. Ltd.	23,826	87
	Nisso Holdings Co. Ltd.	16,400	86
[1]	Snow Peak Inc.	10,600	83
*	Jamco Corp.	11,855	82
	Corona Corp.	13,240	81
	Central Sports Co. Ltd.	5,146	80
	Cleanup Corp.	16,030	76
	IR Japan Holdings Ltd.	10,000	76
	Taiho Kogyo Co. Ltd.	13,235	75
	Yushin Precision Equipment Co. Ltd.	16,804	74
	MedPeer Inc.	16,688	72
*	FDK Corp.	14,764	71
	Kitanotatsujin Corp.	62,600	71
	Hito Communications Holdings Inc.	11,053	70
	Ohara Inc.	8,300	70
	Daisyo Corp.	8,858	69
	Kamakura Shinsho Ltd.	20,300	69
	Fibergate Inc.	9,826	69
*	Kourakuen Holdings Corp.	8,557	68
	LIFULL Co. Ltd.	63,939	67
*	Gunosy Inc.	14,300	67
*	Net Protections Holdings Inc.	48,500	67
	Tosho Co. Ltd.	15,231	66
	Tess Holdings Co. Ltd.	23,700	65
	Gecoss Corp.	9,850	64
	Media Do Co. Ltd.	7,430	64
*,1	Open Door Inc.	13,600	62
*	Gurunavi Inc.	29,884	58
	Takamiya Co. Ltd.	16,400	55
	Kanamic Network Co. Ltd.	16,700	55
	Airport Facilities Co. Ltd.	13,515	53
*	RPA Holdings Inc.	33,822	53
	Tokyo Individualized Educational Institute Inc.	20,004	52
	Japan Medical Dynamic Marketing Inc.	11,155	48
*	Atrae Inc.	15,976	44
*	CHIMNEY Co. Ltd.	5,300	43
	Ubicom Holdings Inc.	5,800	43
	Wowow Inc.	5,849	41
	Direct Marketing MiX Inc.	24,000	39
	Robot home Inc.	21,000	20
			5,847,578
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	696,803	11,670
	Auckland International Airport Ltd.	1,596,880	7,382
	Infratil Ltd.	1,007,091	6,466
	Spark New Zealand Ltd.	2,202,842	6,190
	Meridian Energy Ltd.	1,499,937	5,290
	Contact Energy Ltd.	961,151	4,907
	EBOS Group Ltd.	192,923	3,976
	Mainfreight Ltd.	97,725	3,906
*	a2 Milk Co. Ltd.	866,216	3,412
		Shares	Market Value• ($000)
	Mercury NZ Ltd.	828,046	3,108
	Fletcher Building Ltd.	938,897	2,101
	Summerset Group Holdings Ltd.	277,580	1,812
	Goodman Property Trust	1,313,344	1,761
*	Ryman Healthcare Ltd.	727,707	1,737
	Precinct Properties Group	1,647,583	1,134
	Freightways Group Ltd.	208,216	1,030
	SKYCITY Entertainment Group Ltd.	953,787	1,000
	Kiwi Property Group Ltd.	1,990,800	948
	Genesis Energy Ltd.	646,504	886
	Vital Healthcare Property Trust	602,655	774
	Vector Ltd.	306,993	674
	Argosy Property Ltd.	973,275	644
	Air New Zealand Ltd.	1,917,991	621
	Stride Property Group	577,512	425
	Oceania Healthcare Ltd.	846,602	299
	SKY Network Television Ltd.	155,561	267
	Scales Corp. Ltd.	132,271	265
*	Synlait Milk Ltd.	75,362	21
			72,706
Singapore (3.0%)
	DBS Group Holdings Ltd.	2,438,384	62,075
	Oversea-Chinese Banking Corp. Ltd.	4,319,997	44,848
	United Overseas Bank Ltd.	1,489,190	33,046
	Singapore Telecommunications Ltd.	9,269,215	16,075
	CapitaLand Integrated Commercial Trust	6,190,371	8,824
	Keppel Ltd.	1,691,060	8,459
	CapitaLand Ascendas REIT	4,347,010	8,234
	Singapore Airlines Ltd.	1,677,283	8,003
	Singapore Exchange Ltd.	997,218	6,803
	Capitaland Investment Ltd.	3,164,805	6,120
	Wilmar International Ltd.	2,542,816	5,977
	Singapore Technologies Engineering Ltd.	1,865,630	5,480
	Genting Singapore Ltd.	7,076,394	4,723
	Sembcorp Industries Ltd.	1,112,168	4,346
	Mapletree Logistics Trust	4,267,672	4,188
	Mapletree Industrial Trust	2,399,821	3,974
	Thai Beverage PCL	9,912,400	3,589
*	Seatrium Ltd.	48,830,363	3,488
	Venture Corp. Ltd.	321,716	3,409
	ComfortDelGro Corp. Ltd.	2,452,704	2,668
	UOL Group Ltd.	595,497	2,543
	City Developments Ltd.	566,517	2,539
	Mapletree Pan Asia Commercial Trust	2,756,437	2,526
	Frasers Logistics & Commercial Trust	3,430,656	2,485
	Jardine Cycle & Carriage Ltd.	121,327	2,341
	NetLink NBN Trust	3,554,800	2,225
	Frasers Centrepoint Trust	1,302,343	2,063

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Suntec REIT	2,604,766	2,054
	CapitaLand Ascott Trust	3,028,033	2,011
*	SATS Ltd.	1,094,166	2,009
	Keppel REIT	3,039,634	1,952
	Keppel DC REIT	1,541,078	1,922
	Keppel Infrastructure Trust	4,792,509	1,663
	ESR-LOGOS REIT	7,555,335	1,604
	Golden Agri-Resources Ltd.	7,266,093	1,461
	Parkway Life REIT	470,654	1,235
	Olam Group Ltd.	1,412,600	1,216
	iFAST Corp. Ltd.	198,800	1,070
	Sheng Siong Group Ltd.	835,399	947
	Capitaland India Trust	1,230,434	899
	Raffles Medical Group Ltd.	1,150,937	843
	PARAGON REIT	1,317,838	816
	Lendlease Global Commercial REIT	1,951,100	776
	Hutchison Port Holdings Trust	6,003,366	768
	CDL Hospitality Trusts	1,069,000	761
	Starhill Global REIT	2,022,901	703
	AIMS APAC REIT	712,701	657
	CapitaLand China Trust	1,350,430	656
	Cromwell European REIT	403,380	641
	First Resources Ltd.	613,389	632
	StarHub Ltd.	731,770	626
	AEM Holdings Ltd.	349,200	598
	Singapore Post Ltd.	1,759,429	579
	OUE Commercial REIT	2,849,016	561
	Digital Core REIT Management Pte. Ltd.	863,200	526
	UMS Holdings Ltd.	532,300	523
	Far East Hospitality Trust	1,139,089	513
	SIA Engineering Co. Ltd.	298,209	492
	Riverstone Holdings Ltd.	621,700	356
	First REIT	1,617,408	291
	Bumitama Agri Ltd.	313,047	160
	Silverlake Axis Ltd.	762,789	145
*	Manulife US REIT	2,020,275	144
	Keppel Pacific Oak US REIT	975,100	133
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	111
	Nanofilm Technologies International Ltd.	213,000	101
	Prime US REIT	797,008	88
*,1,3	Ezra Holdings Ltd.	1,786,900	14
*,3	Eagle Hospitality Trust	700,500	—
			294,308
South Korea (12.1%)
	Samsung Electronics Co. Ltd. (XKRX)	5,843,169	324,802
	SK Hynix Inc.	660,892	81,558
	Hyundai Motor Co.	169,212	30,437
	Celltrion Inc.	205,290	27,875
	POSCO Holdings Inc.	91,759	26,489
	KB Financial Group Inc.	468,012	25,384
	Kia Corp.	299,351	25,362
	NAVER Corp.	176,780	23,317
	Shinhan Financial Group Co. Ltd.	605,493	20,343
	Samsung SDI Co. Ltd. (XKRX)	64,488	19,957
		Shares	Market Value• ($000)
	LG Chem Ltd. (XKRX)	58,071	16,687
*	LG Energy Solution Ltd.	49,051	13,647
	Hana Financial Group Inc.	320,364	13,512
	Hyundai Mobis Co. Ltd.	81,707	13,367
	Kakao Corp.	369,972	12,849
*,2	Samsung Biologics Co. Ltd.	21,719	12,207
	Samsung C&T Corp.	102,255	11,026
*	HLB Inc.	131,153	10,479
	Ecopro BM Co. Ltd.	56,025	9,523
	Samsung Fire & Marine Insurance Co. Ltd.	40,188	8,995
	Ecopro Co. Ltd.	117,520	8,883
	LG Electronics Inc. (XKRX)	127,281	8,477
	Woori Financial Group Inc.	803,386	8,233
	KT&G Corp.	122,493	7,893
	Samsung Electro-Mechanics Co. Ltd.	68,876	7,683
	POSCO Future M Co. Ltd.	34,496	6,940
*	SK Square Co. Ltd.	116,366	6,393
*	Doosan Enerbility Co. Ltd.	527,777	6,373
	Hanwha Aerospace Co. Ltd.	41,855	6,358
	Meritz Financial Group Inc.	108,278	6,191
	LG Corp.	108,461	6,189
*	Krafton Inc.	35,784	6,159
*	SK Innovation Co. Ltd.	72,089	5,719
	Samsung Life Insurance Co. Ltd.	90,486	5,702
*	Samsung Heavy Industries Co. Ltd.	798,359	5,409
*	Alteogen Inc.	41,357	5,269
	SK Inc.	43,404	5,172
	Hanmi Semiconductor Co. Ltd.	53,830	5,126
	Samsung SDS Co. Ltd.	44,542	5,117
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	52,205	4,929
	KakaoBank Corp.	265,233	4,757
	Korea Electric Power Corp.	308,322	4,707
	HD Hyundai Electric Co Ltd.	26,683	4,707
	Korea Zinc Co. Ltd.	13,220	4,404
	Amorepacific Corp.	35,483	4,325
	HMM Co. Ltd.	357,572	4,082
	Hankook Tire & Technology Co. Ltd.	90,550	3,842
	HYBE Co. Ltd.	25,932	3,762
	DB Insurance Co. Ltd.	53,619	3,761
*	Samsung Engineering Co. Ltd.	192,608	3,652
	L&F Co. Ltd.	30,521	3,570
	Yuhan Corp.	67,901	3,532
	Korean Air Lines Co. Ltd.	225,381	3,399
	Industrial Bank of Korea	332,300	3,341
	Korea Aerospace Industries Ltd.	84,910	3,162
	LG Display Co. Ltd.	394,558	2,986
	LG H&H Co. Ltd. (XKRX)	9,855	2,969

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Glovis Co. Ltd.	22,615	2,961
*	CosmoAM&T Co. Ltd.	27,183	2,936
*	Hanwha Ocean Co. Ltd.	126,920	2,923
	Coway Co. Ltd.	69,689	2,792
*	Kum Yang Co. Ltd.	41,243	2,767
	LG Innotek Co. Ltd.	17,374	2,762
	S-Oil Corp.	50,173	2,620
	HD Hyundai Co. Ltd.	51,046	2,471
	NCSoft Corp.	19,393	2,450
	LS Electric Co. Ltd.	18,936	2,390
	Hyundai Rotem Co. Ltd.	87,707	2,352
	Hyundai Steel Co.	100,483	2,333
	Hanwha Solutions Corp.	126,926	2,310
*	Hyundai Heavy Industries Co. Ltd.	23,046	2,279
	Doosan Bobcat Inc.	59,459	2,222
	Korea Investment Holdings Co. Ltd.	45,921	2,220
	Hyundai Engineering & Construction Co. Ltd.	86,845	2,212
*	SK Biopharmaceuticals Co. Ltd.	35,030	2,204
	CJ CheilJedang Corp. (XKRX)	8,912	2,160
	Hanmi Pharm Co. Ltd.	9,409	2,143
	Samsung Securities Co. Ltd.	75,601	2,068
	LS Corp.	20,715	2,047
	LEENO Industrial Inc.	11,360	2,024
	BNK Financial Group Inc.	334,224	2,018
	Kumho Petrochemical Co. Ltd.	20,109	2,000
	Posco DX Co. Ltd.	64,675	1,879
*	Enchem Co. Ltd.	9,114	1,864
	LG Uplus Corp.	261,541	1,858
	Posco International Corp.	55,780	1,840
	Fila Holdings Corp.	61,632	1,814
*	SKC Co. Ltd.	22,853	1,806
	GS Holdings Corp.	55,293	1,788
	Mirae Asset Securities Co. Ltd.	325,409	1,774
*	Celltrion Pharm Inc.	25,675	1,772
	Orion Corp.Republic of Korea	26,451	1,770
	Hyosung Heavy Industries Corp.	7,840	1,750
	Lotte Chemical Corp.	22,121	1,709
	Hanjin Kal Corp.	38,952	1,672
	Eo Technics Co. Ltd.	9,805	1,665
	JB Financial Group Co. Ltd.	173,259	1,662
	JYP Entertainment Corp.	34,014	1,627
	Hotel Shilla Co. Ltd.	37,796	1,619
	Hyundai Marine & Fire Insurance Co. Ltd.	71,023	1,603
	IsuPetasys Co. Ltd.	56,923	1,597
	NH Investment & Securities Co. Ltd.	164,990	1,483
	LIG Nex1 Co. Ltd.	12,812	1,483
	KIWOOM Securities Co. Ltd.	15,575	1,479
*	LegoChem Biosciences Inc.	30,043	1,470
	CJ Corp.	15,295	1,403
	Kangwon Land Inc.	126,822	1,401
*	Hyundai Mipo Dockyard Co. Ltd.	25,718	1,385
		Shares	Market Value• ($000)
	Hansol Chemical Co. Ltd.	9,818	1,362
*,2	SK IE Technology Co. Ltd.	31,862	1,349
	OCI Holdings Co. Ltd.	18,646	1,270
*	HLB Life Science Co. Ltd.	101,539	1,256
*	SK Bioscience Co. Ltd.	29,550	1,245
*	Sam Chun Dang Pharm Co. Ltd.	16,447	1,238
*	Rainbow Robotics	9,516	1,202
	DB HiTek Co. Ltd.	39,589	1,170
*	Hanall Biopharma Co. Ltd.	44,337	1,149
	Cheil Worldwide Inc.	83,623	1,141
	HL Mando Co. Ltd.	39,648	1,118
	DL E&C Co. Ltd.	41,511	1,113
*,3	ISU Specialty Chemical	4,536	1,113
	Dongjin Semichem Co. Ltd.	35,951	1,111
	DGB Financial Group Inc.	180,669	1,104
	WONIK IPS Co. Ltd.	41,457	1,104
	NongShim Co. Ltd.	3,831	1,100
	HPSP Co. Ltd.	39,022	1,093
	Samyang Foods Co. Ltd.	5,129	1,091
	Samsung Card Co. Ltd.	38,223	1,077
	E-MART Inc.	23,426	1,074
	Soulbrain Co. Ltd.	4,954	1,069
	Hanwha Corp. (XKRX)	54,384	1,067
	Poongsan Corp.	22,308	1,042
	Hyundai Doosan Infracore Co. Ltd.	174,403	1,038
*,2	Netmarble Corp.	25,737	1,031
	Shinsung Delta Tech Co. Ltd.	17,440	1,023
	Jusung Engineering Co. Ltd.	41,264	1,022
	Hanwha Systems Co. Ltd.	71,716	1,013
*	Lunit Inc.	25,190	1,013
	Youngone Corp.	36,047	998
	S-1 Corp.	22,961	989
*	Hugel Inc.	6,376	975
	Hyosung Advanced Materials Corp.	3,692	974
	Shinsegae Inc.	8,125	973
	BGF retail Co. Ltd.	10,024	945
	Hyosung TNC Corp.	3,565	945
*	SOLUM Co. Ltd.	49,929	941
*	Pearl Abyss Corp.	39,755	914
	KCC Corp.	5,035	911
	Cosmax Inc.	9,026	911
*	Oscotec Inc.	41,336	909
	F&F Co. Ltd.	19,014	900
	GS Engineering & Construction Corp.	75,874	899
	Hyundai Autoever Corp.	8,141	898
	Hanwha Life Insurance Co. Ltd.	422,243	896
	Douzone Bizon Co. Ltd.	20,670	887
	CS Wind Corp.	23,467	879
	Lotte Energy Materials Corp.	26,802	872
	CJ Logistics Corp.	9,835	868
	Pan Ocean Co. Ltd.	292,489	865
	Korean Reinsurance Co.	144,074	852
	Classys Inc.	31,144	848
	Hana Micron Inc.	42,857	831

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Wia Corp.	19,883	828
	Koh Young Technology Inc.	69,857	815
*	Kumho Tire Co. Inc.	159,017	805
	SM Entertainment Co. Ltd.	13,930	793
*	Lake Materials Co. Ltd.	48,287	790
	Hyundai Elevator Co. Ltd.	26,794	781
	Advanced Nano Products Co. Ltd.	9,346	781
	Daejoo Electronic Materials Co. Ltd.	11,574	776
	Hanon Systems	192,952	773
*	Kakao Games Corp.	49,290	770
*	Cosmochemical Co. Ltd.	32,923	753
	Doosan Co. Ltd.	6,849	748
	TCC Steel	19,709	744
	AfreecaTV Co. Ltd.	9,123	738
*	HLB Therapeutics Co. Ltd.	89,875	728
*	W Scope Chungju Plant Co. Ltd.	27,594	726
	Dentium Co. Ltd.	7,768	725
	Hanmi Science Co. Ltd.	29,638	724
	AMOREPACIFIC Group	29,758	718
	Sebang Global Battery Co. Ltd.	9,670	711
*	Daewoo Engineering & Construction Co. Ltd.	257,466	709
	Kolmar Korea Co. Ltd.	19,467	703
	ST Pharm Co. Ltd.	10,408	701
	KEPCO Engineering & Construction Co. Inc.	14,795	698
	KEPCO Plant Service & Engineering Co. Ltd.	27,455	697
	Wemade Co. Ltd.	20,567	697
	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	686
	LX Semicon Co. Ltd.	12,989	684
	ISC Co. Ltd.	13,022	682
	GS Retail Co. Ltd.	47,460	680
	Lotte Corp.	33,927	676
*	CJ ENM Co. Ltd.	12,195	667
	Lotte Shopping Co. Ltd.	13,301	667
	Chong Kun Dang Pharmaceutical Corp.	8,848	664
	Kolon Industries Inc.	22,886	659
	Hyundai Department Store Co. Ltd.	17,370	657
	PharmaResearch Co. Ltd.	7,117	652
	Daeduck Electronics Co. Ltd.	39,208	651
*	Hyundai Bioscience Co. Ltd.	44,537	649
*	Taihan Electric Wire Co. Ltd.	64,997	643
	Ecopro HN Co. Ltd.	13,072	642
*	Kakaopay Corp.	25,316	638
*	Chabiotech Co. Ltd.	51,203	630
	People & Technology Inc.	21,840	626
	Medytox Inc.	6,445	624
*	Korea Gas Corp.	30,624	609
	Eugene Technology Co. Ltd.	15,949	607
		Shares	Market Value• ($000)
	Sam-A Aluminum Co. Ltd.	10,341	578
	LOTTE Fine Chemical Co. Ltd.	17,718	575
*	Bioneer Corp.	26,189	571
	Hana Tour Service Inc.	12,633	565
	S&S Tech Corp.	18,811	565
	Park Systems Corp.	5,265	560
	Hite Jinro Co. Ltd.	36,636	555
	Hyundai Construction Equipment Co. Ltd.	14,065	553
	Paradise Co. Ltd.	50,943	552
	LX International Corp.	27,226	548
	DL Holdings Co. Ltd.	14,176	544
	Green Cross Corp.	6,626	544
*	Synopex Inc.	86,807	544
*	Creative & Innovative System	66,155	543
*	Mezzion Pharma Co. Ltd.	19,919	540
	ESR Kendall Square REIT Co. Ltd.	162,311	539
*	ABLBio Inc.	28,738	537
	SK REITs Co. Ltd.	179,618	537
	Seegene Inc.	33,456	534
	Ottogi Corp.	1,729	520
	SK Chemicals Co. Ltd.	11,808	513
	Dongsuh Cos. Inc.	37,125	510
*	Doosan Fuel Cell Co. Ltd.	35,643	509
	HAESUNG DS Co. Ltd.	14,045	502
*	Fadu Inc.	35,469	482
[1]	SIMMTECH Co. Ltd.	21,950	479
	HK inno N Corp.	16,621	464
*	Jeisys Medical Inc.	66,137	459
*	Peptron Inc.	21,862	454
	Daewoong Pharmaceutical Co. Ltd.	5,567	449
	NEXTIN Inc.	9,532	449
	SK Networks Co. Ltd.	122,684	445
	JR Global REIT	152,671	444
	Hyosung Corp.	10,198	443
	SL Corp.	18,195	439
	Tokai Carbon Korea Co. Ltd.	4,972	436
	Lotte Chilsung Beverage Co. Ltd.	4,671	427
	Innocean Worldwide Inc.	26,042	427
	JW Pharmaceutical Corp.	19,165	426
	Green Cross Holdings Corp.	36,137	418
	Doosan Tesna Inc.	11,865	414
*	Seojin System Co. Ltd.	23,157	410
	Korea Electric Terminal Co. Ltd.	8,788	408
	Foosung Co. Ltd.	73,118	407
	SK Gas Ltd.	3,372	402
	SD Biosensor Inc.	52,656	400
*	KMW Co. Ltd.	36,170	399
	Solus Advanced Materials Co. Ltd.	31,150	398
	SK Discovery Co. Ltd.	12,103	397
	Hankook & Co. Co. Ltd.	33,909	396
*	Duk San Neolux Co. Ltd.	14,368	396

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	395
	Hanssem Co. Ltd.	9,683	393
	Daou Technology Inc.	27,398	390
	Youngone Holdings Co. Ltd.	6,352	390
	YG Entertainment Inc.	12,790	389
	SFA Engineering Corp.	20,927	388
	Intellian Technologies Inc.	8,455	387
	MegaStudyEdu Co. Ltd.	8,789	384
	OCI Co. Ltd.	5,619	380
	DoubleUGames Co. Ltd.	12,016	379
	Shinhan Alpha REIT Co. Ltd.	81,559	373
*	Naturecell Co. Ltd.	57,257	372
	Daishin Securities Co. Ltd.	32,577	369
	Sungwoo Hitech Co. Ltd.	54,259	367
	Youlchon Chemical Co. Ltd.	14,975	361
	Daesang Corp.	22,688	359
	Advanced Process Systems Corp.	14,177	355
	BH Co. Ltd.	28,372	355
*	Dawonsys Co. Ltd.	36,610	355
*	Eubiologics Co. Ltd.	36,652	355
*,1	SK oceanplant Co. Ltd.	37,514	354
	Hanwha General Insurance Co. Ltd.	96,810	352
	Samyang Holdings Corp.	6,943	350
	Myoung Shin Industrial Co. Ltd.	33,248	350
	Innox Advanced Materials Co. Ltd.	15,086	349
	TKG Huchems Co. Ltd.	23,711	338
*	SFA Semicon Co. Ltd.	84,193	337
*	GemVax & Kael Co. Ltd.	39,573	337
*	Sungeel Hitech Co. Ltd.	5,866	337
	NHN Corp.	19,507	333
*	Hanwha Investment & Securities Co. Ltd.	135,832	330
	Daewoong Co. Ltd.	24,126	328
	Han Kuk Carbon Co. Ltd.	39,991	327
[1]	Posco M-Tech Co. Ltd.	22,139	324
	Com2uSCorp	11,226	322
	Dongkuk Steel Mill Co. Ltd.	37,851	321
	Lotte Rental Co. Ltd.	16,276	319
	Korea Petrochemical Ind Co. Ltd.	3,241	318
	Samwha Capacitor Co. Ltd.	8,722	314
	Hancom Inc.	18,237	313
	Nexen Tire Corp.	46,368	312
	DongKook Pharmaceutical Co. Ltd.	26,207	311
*	Asiana Airlines Inc.	39,127	310
	LOTTE REIT Co. Ltd.	135,321	310
*	CJ CGV Co. Ltd.	74,551	309
	KCC Glass Corp.	10,673	309
	Ahnlab Inc.	6,702	307
*	Jeju Air Co. Ltd.	38,073	307
*	Amicogen Inc.	55,210	305
	IS Dongseo Co. Ltd.	15,718	304
	i-SENS Inc.	21,550	304
		Shares	Market Value• ($000)
[1]	Taekwang Industrial Co. Ltd.	615	297
	KC Tech Co. Ltd.	11,245	295
	NICE Information Service Co. Ltd.	37,896	290
*	CMG Pharmaceutical Co. Ltd.	190,800	290
	Dong-A Socio Holdings Co. Ltd.	3,626	289
*	Lotte Tour Development Co. Ltd.	40,137	288
	SNT Motiv Co. Ltd.	8,590	287
	Caregen Co. Ltd.	18,232	287
*	Shinsung E&G Co. Ltd.	185,585	287
	Partron Co. Ltd.	49,241	285
	Seoul Semiconductor Co. Ltd.	40,069	282
	Soulbrain Holdings Co. Ltd.	6,857	282
	Unid Co. Ltd.	4,057	281
	Boryung	34,542	277
	Binggrae Co. Ltd.	5,346	275
	Chunbo Co. Ltd.	4,924	274
*,1	Nexon Games Co. Ltd.	28,206	273
	InBody Co. Ltd.	12,567	270
	INTOPS Co. Ltd.	13,914	267
	Lotte Wellfood Co. Ltd.	2,706	262
	Mcnex Co. Ltd.	14,132	260
	Orion Holdings Corp.	24,323	259
*	Pharmicell Co. Ltd.	61,237	259
*	NEPES Corp.	20,292	258
	KISWIRE Ltd.	13,894	258
*	STCUBE	53,974	255
	TES Co. Ltd.	14,748	255
	Hanjin Transportation Co. Ltd.	16,755	252
*	BNC Korea Co. Ltd.	54,351	252
*	Ananti Inc.	54,823	251
*	Binex Co. Ltd.	24,961	251
	GC Cell Corp.	9,045	250
	LX Holdings Corp.	49,338	248
	PI Advanced Materials Co. Ltd.	16,375	247
	Solid Inc.	59,157	246
	Dong-A ST Co. Ltd.	5,041	245
	NHN KCP Corp.	29,181	245
	HDC Holdings Co. Ltd.	38,508	244
	Hyundai Home Shopping Network Corp.	6,080	240
	Huons Co. Ltd.	9,566	238
	LX Hausys Ltd.	7,559	235
	Eugene Investment & Securities Co. Ltd.	73,834	232
	KISCO Corp.	26,910	231
	Hansae Co. Ltd.	14,725	229
*	Sambu Engineering & Construction Co. Ltd.	198,925	227
	Handsome Co. Ltd.	15,955	226
*	HLB Global Co. Ltd.	46,581	225
	LF Corp.	20,082	224
	Harim Holdings Co. Ltd.	47,103	224
*	Il Dong Pharmaceutical Co. Ltd.	20,038	224
*	Enplus Co. Ltd.	86,494	224
	Modetour Network Inc.	18,313	222
[1]	KH Vatec Co. Ltd.	19,909	221
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	219

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Namyang Dairy Products Co. Ltd.	582	217
*	Studio Dragon Corp.	7,069	217
	RFHIC Corp.	19,184	216
*	Korea Line Corp.	166,738	215
*	DIO Corp.	14,318	212
*	Genexine Inc.	39,179	212
	Grand Korea Leisure Co. Ltd.	20,311	208
	HL Holdings Corp.	8,367	205
	L&C Bio Co. Ltd.	14,070	205
	Webzen Inc.	17,380	204
	NICE Holdings Co. Ltd.	22,737	202
	Neowiz	12,785	200
	ENF Technology Co. Ltd.	9,876	198
	Yunsung F&C Co. Ltd.	3,881	197
*	Danal Co. Ltd.	70,056	196
	Yuanta Securities Korea Co. Ltd.	97,416	195
	Dongwon F&B Co. Ltd.	6,916	194
	Seah Besteel Holdings Corp.	12,109	194
*	AbClon Inc.	15,847	189
	Humedix Co. Ltd.	7,749	188
	Hanil Cement Co. Ltd.	19,888	188
*	Humasis Co. Ltd.	141,036	188
	Tongyang Life Insurance Co. Ltd.	48,705	187
	Korea United Pharm Inc.	10,554	187
*	Bukwang Pharmaceutical Co. Ltd.	40,483	186
	Songwon Industrial Co. Ltd.	17,802	185
	SK Securities Co. Ltd.	412,921	179
	GOLFZON Co. Ltd.	3,185	179
	Korea Asset In Trust Co. Ltd.	80,223	178
	Samyang Corp.	4,819	176
	UniTest Inc.	16,989	176
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	175
	E1 Corp.	3,491	173
*,1	Wysiwyg Studios Co. Ltd.	112,204	172
*	MedPacto Inc.	24,390	170
[1]	Young Poong Corp.	576	169
	Samchully Co. Ltd.	2,506	166
	Sung Kwang Bend Co. Ltd.	19,737	163
	iNtRON Biotechnology Inc.	32,431	162
	Shinsegae International Inc.	12,573	162
*	Cafe24 Corp.	14,838	161
	Hansol Paper Co. Ltd.	20,610	160
*	Daea TI Co. Ltd.	69,968	155
	Chongkundang Holdings Corp.	3,470	154
*	Helixmith Co. Ltd.	48,162	153
	Hyundai Green Food	17,445	153
	Gradiant Corp.	12,966	152
	Hankook Shell Oil Co. Ltd.	777	152
*	Yungjin Pharmaceutical Co. Ltd.	98,804	151
		Shares	Market Value• ($000)
*,3	Cellivery Therapeutics Inc.	31,208	151
*	GeneOne Life Science Inc.	84,701	150
	Ilyang Pharmaceutical Co. Ltd.	14,932	149
	KC Co. Ltd.	9,355	148
*	Insun ENT Co. Ltd.	31,364	148
[1]	Seobu T&D	26,948	148
	iMarketKorea Inc.	24,253	148
	Daehan Flour Mill Co. Ltd.	1,465	145
	Dongwon Industries Co. Ltd.	5,318	145
	HS Industries Co. Ltd.	48,529	144
	Tongyang Inc.	214,451	143
*	CrystalGenomics Invites Co. Ltd.	65,836	143
	Vieworks Co. Ltd.	7,236	143
	Toptec Co. Ltd.	23,613	140
*	Namsun Aluminum Co. Ltd.	100,935	140
*	Hanwha Galleria Corp.	138,277	139
*	Com2uS Holdings Corp.	6,385	137
	Daol Investment & Securities Co. Ltd.	57,828	133
	TK Corp.	14,479	130
*	Komipharm International Co. Ltd.	43,177	129
	SPC Samlip Co. Ltd.	3,026	128
	Hansol Technics Co. Ltd.	31,255	126
	Able C&C Co. Ltd.	24,606	126
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	125
*	Samsung Pharmaceutical Co. Ltd.	96,945	120
*	Hyosung Chemical Corp.	2,700	118
*	OliX Pharmaceuticals Inc.	10,430	118
*	Interflex Co. Ltd.	11,070	116
	LOTTE Himart Co. Ltd.	16,760	116
	Aekyung Industrial Co. Ltd.	7,793	116
	Hyundai GF Holdings	33,062	115
	Zinus Inc.	12,694	115
	Hyundai Corp.	9,252	114
	Cuckoo Homesys Co. Ltd.	6,811	114
	Daeduck Co. Ltd.	24,912	113
*	Enzychem Lifesciences Corp.	78,426	111
	Namhae Chemical Corp.	21,157	109
	Woongjin Thinkbig Co. Ltd.	70,470	109
*,3	NKMax Co. Ltd.	72,996	107
*	ITM Semiconductor Co. Ltd.	7,554	107
	Nature Holdings Co. Ltd.	10,411	106
	Maeil Dairies Co. Ltd.	3,566	105
	Dongkuk CM Co. Ltd.	20,598	102
*	KUMHOE&C Co. Ltd.	32,875	101
	CJ Freshway Corp.	5,910	98
	Jeil Pharmaceutical Co. Ltd.	8,035	96
*	Ace Technologies Corp.	64,921	96
	Sangsangin Co. Ltd.	40,163	95

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Inscobee Inc.	103,073	91
*	Medipost Co. Ltd.	17,235	88
	Kolon Corp.	7,213	85
	Huons Global Co. Ltd.	5,419	84
*	Wonik Holdings Co. Ltd.	30,516	78
	Eusu Holdings Co. Ltd.	14,744	60
*	HJ Shipbuilding & Construction Co. Ltd.	26,489	60
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	58
*	Dongsung Pharmaceutical Co. Ltd.	11,554	43
*	Homecast Co. Ltd.	17,543	37
	Hyundai Bioland Co. Ltd.	5,229	34
	Hansol Holdings Co. Ltd.	15,419	31
	OptoElectronics Solutions Co. Ltd.	2,831	26
*	Giantstep Inc.	3,532	23
*	Telcon RF Pharmaceutical Inc.	38,499	22
	DB Financial Investment Co. Ltd.	5,815	18
	Cuckoo Holdings Co. Ltd.	356	5
			1,184,380
Total Common Stocks (Cost $9,461,625)			9,631,482
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,008,924	47,108
	Hyundai Motor Co. Preference Shares (XKRX)	42,991	4,912
	Hyundai Motor Co. Preference Shares	25,838	2,940
	LG Chem Ltd. Preference Shares	9,382	1,801
	LG Electronics Inc. Preference Shares	37,326	1,154
	LG H&H Co. Ltd. Preference Shares	6,557	885
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,897	511
	Amorepacific Corp. (XKRX) Preference Shares	13,095	440
	CJ CheilJedang Corp. Preference Shares	3,996	425
		Shares	Market Value• ($000)
	Hanwha Corp. Preference Shares	32,516	349
	Daishin Securities Co. Ltd. Preference Shares	24,865	268
	Samsung SDI Co. Ltd. Preference Shares	1,460	255
Total Preferred Stocks (Cost $37,401)			61,048
Warrants (0.0%)
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	11,660	—
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	28,618	—
Total Warrants (Cost $—)			—
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $29,032)	290,456	29,043
Total Investments (99.4%) (Cost $9,528,058)			9,721,573
Other Assets and Liabilities—Net (0.6%)			54,427
Net Assets (100%)			9,776,000
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,073,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $42,691,000, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $28,911,000 was received for securities on loan, of which $28,635,000 is held in Vanguard Market Liquidity Fund and $276,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

63

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	June 2024	139	9,239	164
S&P ASX 200 Index	June 2024	164	20,411	(165)
Topix Index	June 2024	294	51,207	1,052
				1,051

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/20/24	AUD	19,468	USD	12,729	—	(99)
Standard Chartered Bank	6/20/24	AUD	9,782	USD	6,360	—	(14)
UBS AG	6/20/24	JPY	5,016,139	USD	34,447	—	(2,393)
BNP Paribas	6/20/24	JPY	1,053,757	USD	7,044	—	(310)
Morgan Stanley Capital Services Inc.	6/20/24	JPY	527,907	USD	3,591	—	(218)
Citibank, N.A.	6/20/24	KRW	3,644,742	USD	2,641	—	(4)
State Street Bank & Trust Co.	6/20/24	KRW	3,367,694	USD	2,578	—	(142)
State Street Bank & Trust Co.	6/20/24	USD	1,515	AUD	2,284	33	—
State Street Bank & Trust Co.	6/20/24	USD	586	HKD	4,575	1	—
UBS AG	6/20/24	USD	36,124	JPY	5,400,000	1,618	—
Deutsche Bank AG	6/20/24	USD	6,449	JPY	982,454	171	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	4,514	JPY	691,608	94	—
BNP Paribas	6/20/24	USD	4,397	JPY	673,868	91	—
UBS AG	6/20/24	USD	5,314	KRW	7,102,712	177	—
State Street Bank & Trust Co.	6/20/24	USD	3,208	KRW	4,373,270	45	—
HSBC Bank plc	6/20/24	USD	3,329	SGD	4,410	90	—
						2,320	(3,180)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,499,026)	9,692,530
Affiliated Issuers (Cost $29,032)	29,043
Total Investments in Securities	9,721,573
Investment in Vanguard	304
Cash	276
Cash Collateral Pledged—Futures Contracts	4,928
Cash Collateral Pledged—Forward Currency Contracts	1,020
Foreign Currency, at Value (Cost $9,167)	9,105
Receivables for Investment Securities Sold	5,558
Receivables for Accrued Income	59,450
Receivables for Capital Shares Issued	536
Variation Margin Receivable—Futures Contracts	1,308
Unrealized Appreciation—Forward Currency Contracts	2,320
Other Assets	4,303
Total Assets	9,810,681
Liabilities
Due to Custodian	84
Payables for Investment Securities Purchased	1,135
Collateral for Securities on Loan	28,911
Payables for Capital Shares Redeemed	1,033
Payables to Vanguard	338
Unrealized Depreciation—Forward Currency Contracts	3,180
Total Liabilities	34,681
Net Assets	9,776,000
1 Includes $25,073,000 of securities on loan.
65

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	10,253,564
Total Distributable Earnings (Loss)	(477,564)
Net Assets	9,776,000

Investor Shares—Net Assets
Applicable to 356,090 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,922
Net Asset Value Per Share—Investor Shares	$13.82

ETF Shares—Net Assets
Applicable to 95,002,971 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,886,960
Net Asset Value Per Share—ETF Shares	$72.49

Admiral Shares—Net Assets
Applicable to 27,070,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,427,869
Net Asset Value Per Share—Admiral Shares	$89.69

Institutional Shares—Net Assets
Applicable to 33,248,067 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	456,249
Net Asset Value Per Share—Institutional Shares	$13.72

See accompanying Notes, which are an integral part of the Financial Statements.
66

Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	128,414
Interest[2]	643
Securities Lending—Net	2,038
Total Income	131,095
Expenses
The Vanguard Group—Note B
Investment Advisory Services	305
Management and Administrative—Investor Shares	6
Management and Administrative—ETF Shares	1,939
Management and Administrative—Admiral Shares	991
Management and Administrative—Institutional Shares	104
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	142
Marketing and Distribution—Admiral Shares	46
Marketing and Distribution—Institutional Shares	7
Custodian Fees	310
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	193
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Institutional Shares	36
Trustees’ Fees and Expenses	3
Other Expenses	19
Total Expenses	4,115
Expenses Paid Indirectly	(13)
Net Expenses	4,102
Net Investment Income	126,993
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(20,306)
Futures Contracts	5,159
Forward Currency Contracts	1,180
Foreign Currencies	(504)
Realized Net Gain (Loss)	(14,471)
67

Pacific Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,179,177
Futures Contracts	4,469
Forward Currency Contracts	(80)
Foreign Currencies	(1,922)
Change in Unrealized Appreciation (Depreciation)	1,181,644
Net Increase (Decrease) in Net Assets Resulting from Operations	1,294,166
1	Dividends are net of foreign withholding taxes of $11,245,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $460,000, $18,000, less than $1,000, and ($18,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $64,412,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
68

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,993	255,454
Realized Net Gain (Loss)	(14,471)	(24,354)
Change in Unrealized Appreciation (Depreciation)	1,181,644	747,040
Net Increase (Decrease) in Net Assets Resulting from Operations	1,294,166	978,140
Distributions
Investor Shares	(118)	(183)
ETF Shares	(152,104)	(180,303)
Admiral Shares	(52,514)	(67,424)
Institutional Shares	(9,319)	(10,276)
Total Distributions	(214,055)	(258,186)
Capital Share Transactions
Investor Shares	(2,085)	(351)
ETF Shares	(40,780)	397,056
Admiral Shares	6,559	(123,698)
Institutional Shares	30,935	57,414
Net Increase (Decrease) from Capital Share Transactions	(5,371)	330,421
Total Increase (Decrease)	1,074,740	1,050,375
Net Assets
Beginning of Period	8,701,260	7,650,885
End of Period	9,776,000	8,701,260

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.30	$11.21	$15.40	$12.79	$13.01	$12.24
Investment Operations
Net Investment Income[1]	.165	.350	.386	.349	.283	.309
Net Realized and Unrealized Gain (Loss) on Investments	1.646	1.097	(4.175)	2.600	(.209)	.801
Total from Investment Operations	1.811	1.447	(3.789)	2.949	.074	1.110
Distributions
Dividends from Net Investment Income	(.291)	(.357)	(.401)	(.339)	(.294)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.291)	(.357)	(.401)	(.339)	(.294)	(.340)
Net Asset Value, End of Period	$13.82	$12.30	$11.21	$15.40	$12.79	$13.01
Total Return[2]	14.80%	12.83%	-25.08%	23.09%	0.52%	9.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$6	$6	$12	$10	$11
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%[3]	0.23%[3]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.71%	2.87%	2.25%	2.28%	2.50%
Portfolio Turnover Rate[4]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$64.49	$58.78	$80.80	$67.11	$68.25	$64.24
Investment Operations
Net Investment Income[1]	.942	1.944	2.158	1.993	1.577	1.823
Net Realized and Unrealized Gain (Loss) on Investments	8.644	5.738	(21.961)	13.594	(1.091)	4.071
Total from Investment Operations	9.586	7.682	(19.803)	15.587	.486	5.894
Distributions
Dividends from Net Investment Income	(1.586)	(1.972)	(2.217)	(1.897)	(1.626)	(1.884)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.586)	(1.972)	(2.217)	(1.897)	(1.626)	(1.884)
Net Asset Value, End of Period	$72.49	$64.49	$58.78	$80.80	$67.11	$68.25
Total Return	14.94%	13.00%	-24.99%	23.27%	0.68%	9.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,887	$6,162	$5,276	$5,463	$3,630	$3,708
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.88%	3.11%	2.45%	2.42%	2.80%
Portfolio Turnover Rate[3]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$79.79	$72.71	$99.94	$83.00	$84.41	$79.43
Investment Operations
Net Investment Income[1]	1.158	2.378	2.648	2.399	1.938	2.251
Net Realized and Unrealized Gain (Loss) on Investments	10.696	7.124	(27.155)	16.866	(1.354)	5.031
Total from Investment Operations	11.854	9.502	(24.507)	19.265	.584	7.282
Distributions
Dividends from Net Investment Income	(1.954)	(2.422)	(2.723)	(2.325)	(1.994)	(2.302)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.954)	(2.422)	(2.723)	(2.325)	(1.994)	(2.302)
Net Asset Value, End of Period	$89.69	$79.79	$72.71	$99.94	$83.00	$84.41
Total Return[2]	14.93%	12.98%	-25.01%	23.25%	0.66%	9.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,428	$2,154	$2,072	$2,834	$2,279	$2,493
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.85%	3.06%	2.39%	2.40%	2.80%
Portfolio Turnover Rate[4]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.21	$11.13	$15.29	$12.70	$12.91	$12.15
Investment Operations
Net Investment Income[1]	.181	.367	.405	.366	.296	.346
Net Realized and Unrealized Gain (Loss) on Investments	1.629	1.086	(4.146)	2.582	(.199)	.770
Total from Investment Operations	1.810	1.453	(3.741)	2.948	.097	1.116
Distributions
Dividends from Net Investment Income	(.300)	(.373)	(.419)	(.358)	(.307)	(.356)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.300)	(.373)	(.419)	(.358)	(.307)	(.356)
Net Asset Value, End of Period	$13.72	$12.21	$11.13	$15.29	$12.70	$12.91
Total Return	14.90%	12.97%	-24.96%	23.25%	0.72%	9.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$456	$379	$297	$416	$400	$508
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.87%	3.06%	2.39%	2.40%	2.81%
Portfolio Turnover Rate[3]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
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clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $304,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
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Pacific Stock Index Fund
D.Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,013	9,626,729	3,740	9,631,482
Preferred Stocks	—	61,048	—	61,048
Warrants	—	—	—	—
Temporary Cash Investments	29,043	—	—	29,043
Total	30,056	9,687,777	3,740	9,721,573
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,216	—	—	1,216
Forward Currency Contracts	—	2,320	—	2,320
Total	1,216	2,320	—	3,536
Liabilities
Futures Contracts[1]	165	—	—	165
Forward Currency Contracts	—	3,180	—	3,180
Total	165	3,180	—	3,345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Pacific Stock Index Fund
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,216	—	1,216
Unrealized Appreciation—Forward Currency Contracts	—	2,320	2,320
Total Assets	1,216	2,320	3,536

Unrealized Depreciation—Futures Contracts[1]	165	—	165
Unrealized Depreciation—Forward Currency Contracts	—	3,180	3,180
Total Liabilities	165	3,180	3,345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,159	—	5,159
Forward Currency Contracts	—	1,180	1,180
Realized Net Gain (Loss) on Derivatives	5,159	1,180	6,339
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,469	—	4,469
Forward Currency Contracts	—	(80)	(80)
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,469	(80)	4,389
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,645,637
Gross Unrealized Appreciation	1,776,525
Gross Unrealized Depreciation	(1,700,398)
Net Unrealized Appreciation (Depreciation)	76,127
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $575,483,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Pacific Stock Index Fund
G.	During the six months ended April 30, 2024, the fund purchased $227,590,000 of investment securities and sold $234,746,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $81,365,000 and $168,425,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	159	11	804	63
Issued in Lieu of Cash Distributions	118	9	183	14
Redeemed	(2,362)	(179)	(1,338)	(104)
Net Increase (Decrease)—Investor Shares	(2,085)	(159)	(351)	(27)
ETF Shares
Issued	153,293	2,152	774,413	11,495
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(194,073)	(2,700)	(377,357)	(5,700)
Net Increase (Decrease)—ETF Shares	(40,780)	(548)	397,056	5,795
Admiral Shares
Issued	124,332	1,397	165,208	1,972
Issued in Lieu of Cash Distributions	42,612	488	54,639	662
Redeemed	(160,385)	(1,809)	(343,545)	(4,136)
Net Increase (Decrease)—Admiral Shares	6,559	76	(123,698)	(1,502)
Institutional Shares
Issued	40,386	2,908	91,584	7,026
Issued in Lieu of Cash Distributions	7,420	556	7,844	618
Redeemed	(16,871)	(1,245)	(42,014)	(3,297)
Net Increase (Decrease)—Institutional Shares	30,935	2,219	57,414	4,347
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
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Pacific Stock Index Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
81

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
82

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
83

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
84

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q722 062024

Semiannual Report   |   April 30, 2024
Vanguard Total World Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	97
Liquidity Risk Management	98

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,192.10	$0.38
Admiral™ Shares	1,000.00	1,192.10	0.55
Institutional Shares	1,000.00	1,192.10	0.44
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

Total World Stock Index Fund
Fund Allocation
As of April 30, 2024
United States	61.7%
Japan	6.1
United Kingdom	3.7
China	2.8
Canada	2.7
France	2.6
India	2.3
Switzerland	2.0
Taiwan	2.0
Germany	1.9
Australia	1.8
South Korea	1.3
Netherlands	1.1
Other	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (1.8%)
	BHP Group Ltd.	2,949,278	80,887
	Commonwealth Bank of Australia	985,581	72,213
	CSL Ltd.	283,083	50,297
	National Australia Bank Ltd.	1,833,346	39,742
	Westpac Banking Corp.	2,029,803	33,708
	ANZ Group Holdings Ltd.	1,745,709	31,499
	Wesfarmers Ltd.	657,876	28,183
	Macquarie Group Ltd.	212,298	25,420
	Goodman Group	1,086,333	21,944
	Woodside Energy Group Ltd.	1,105,547	19,808
	Rio Tinto Ltd.	218,462	18,181
	Fortescue Ltd.	931,481	15,439
	Transurban Group	1,839,925	14,772
	Woolworths Group Ltd.	715,590	14,682
	QBE Insurance Group Ltd.	895,347	10,242
	Aristocrat Leisure Ltd.	393,858	10,051
	Santos Ltd.	1,931,643	9,479
*	James Hardie Industries plc GDR	261,193	8,979
	Suncorp Group Ltd.	777,137	8,300
	Coles Group Ltd.	777,075	8,104
	Cochlear Ltd.	38,766	8,087
	Brambles Ltd.	850,447	8,001
	Amcor plc GDR	854,144	7,595
*	Xero Ltd.	88,811	6,895
	Scentre Group	3,356,220	6,797
	Origin Energy Ltd.	1,023,453	6,459
	Northern Star Resources Ltd.	673,988	6,389
	South32 Ltd.	2,799,446	6,387
	Computershare Ltd. (XASX)	351,108	6,168
	Insurance Australia Group Ltd.	1,487,279	6,162
	WiseTech Global Ltd.	95,526	5,628
	Telstra Group Ltd.	2,233,116	5,276
	Sonic Healthcare Ltd.	284,739	4,893
	Mineral Resources Ltd.	104,552	4,743
	Stockland	1,629,129	4,616
	CAR Group Ltd.	207,877	4,508
	ASX Ltd.	108,463	4,431
	Pilbara Minerals Ltd.	1,705,931	4,343
	Lottery Corp. Ltd.	1,292,750	4,033
	APA Group	747,536	3,989
	BlueScope Steel Ltd.	269,415	3,932
*	NEXTDC Ltd.	351,842	3,735
	Treasury Wine Estates Ltd.	476,415	3,695
	Medibank Pvt Ltd.	1,582,266	3,626
	Dexus	779,117	3,539
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	100,236	3,360
	REA Group Ltd.	29,138	3,340
	Ampol Ltd.	140,872	3,327
	Mirvac Group	2,420,245	3,171
	Orica Ltd.	269,685	3,123
	SEEK Ltd.	199,308	3,079
	Washington H Soul Pattinson & Co. Ltd.	144,458	3,023
	GPT Group	1,077,525	2,898
	Altium Ltd.	68,164	2,880
	Evolution Mining Ltd.	1,091,559	2,815
	Qube Holdings Ltd.	1,266,706	2,695
	Endeavour Group Ltd.	767,673	2,640
	Worley Ltd.	271,230	2,618
	Vicinity Ltd.	2,053,341	2,514
	Aurizon Holdings Ltd.	975,539	2,396
	JB Hi-Fi Ltd.	59,670	2,328
	ALS Ltd.	273,522	2,287
	Cleanaway Waste Management Ltd.	1,314,516	2,274
	Atlas Arteria Ltd.	663,248	2,209
*	Lynas Rare Earths Ltd.	521,947	2,182
	Reece Ltd.	119,675	2,123
	AGL Energy Ltd.	344,214	2,096
	Seven Group Holdings Ltd.	85,744	2,084
	Steadfast Group Ltd.	569,103	2,071
	Pro Medicus Ltd.	28,933	2,067
	Whitehaven Coal Ltd.	412,320	2,040
	Charter Hall Group	261,844	1,989
	Incitec Pivot Ltd.	1,075,007	1,930
	IGO Ltd.	386,223	1,924
	Technology One Ltd.	180,183	1,866
	Bendigo & Adelaide Bank Ltd.	295,466	1,852
*	Qantas Airways Ltd.	475,959	1,796
[1]	IDP Education Ltd.	156,994	1,637
*	Telix Pharmaceuticals Ltd.	164,507	1,579
	Lendlease Corp. Ltd.	381,359	1,573
	Reliance Worldwide Corp. Ltd.	469,290	1,540
*	Paladin Energy Ltd.	167,671	1,488
*	Sandfire Resources Ltd.	244,443	1,472
	BWP Trust	639,643	1,464
	CSR Ltd.	255,294	1,456
*	Alumina Ltd.	1,404,638	1,443
	Bank of Queensland Ltd.	351,976	1,390
	Ansell Ltd.	80,814	1,329
	Metcash Ltd.	521,415	1,322
[2]	Viva Energy Group Ltd.	599,021	1,312
	Breville Group Ltd.	78,907	1,299
	nib holdings Ltd.	263,080	1,256
	Flight Centre Travel Group Ltd.	91,266	1,241
		Shares	Market Value• ($000)
	Iluka Resources Ltd.	245,222	1,192
	Champion Iron Ltd.	251,589	1,140
	Perseus Mining Ltd.	765,998	1,120
*	Webjet Ltd.	213,221	1,119
	Downer EDI Ltd.	367,065	1,102
	AMP Ltd.	1,553,146	1,093
	ARB Corp. Ltd.	44,466	1,092
	Ventia Services Group Pty. Ltd.	464,690	1,082
	Challenger Ltd.	243,545	1,049
	Charter Hall Long Wale REIT	473,635	1,024
	Charter Hall Retail REIT	478,914	1,022
	Beach Energy Ltd.	990,822	1,015
	Orora Ltd.	723,443	1,014
	AUB Group Ltd.	52,894	959
	Domino's Pizza Enterprises Ltd.	37,445	945
	Perpetual Ltd.	61,958	942
	National Storage REIT	681,822	940
*,2	Life360 Inc. GDR	102,710	898
	Premier Investments Ltd.	46,619	897
	Nickel Industries Ltd.	1,456,859	875
	Harvey Norman Holdings Ltd.	296,900	872
*	De Grey Mining Ltd.	1,018,188	847
	Eagers Automotive Ltd.	105,029	846
	HUB24 Ltd.	32,779	842
	Sigma Healthcare Ltd.	1,030,184	839
	Nine Entertainment Co. Holdings Ltd.	858,041	836
	Ramelius Resources Ltd.	630,328	836
	New Hope Corp. Ltd.	287,133	835
	Region RE Ltd.	593,940	833
	Super Retail Group Ltd.	84,088	782
	Centuria Industrial REIT	382,499	781
*	Neuren Pharmaceuticals Ltd.	63,248	777
*	Boss Energy Ltd.	243,147	765
	Ingenia Communities Group	252,668	749
*	Megaport Ltd.	85,492	732
	Deterra Royalties Ltd.	227,707	721
	HomeCo Daily Needs REIT	898,252	704
	Boral Ltd.	190,362	700
*,1	Liontown Resources Ltd.	892,153	700
*	Karoon Energy Ltd.	559,674	691
	HMC Capital Ltd.	170,028	689
	Lovisa Holdings Ltd.	34,054	686
[3]	Bapcor Ltd.	182,563	684
*	Bellevue Gold Ltd.	597,654	675
3

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nufarm Ltd.	200,238	662
*	Genesis Minerals Ltd.	585,608	655
	Sims Ltd.	85,247	653
	GrainCorp Ltd. Class A	115,293	634
	Gold Road Resources Ltd.	605,940	627
[1]	Yancoal Australia Ltd.	173,161	618
	Corporate Travel Management Ltd.	62,290	610
	Waypoint REIT Ltd.	402,946	605
*	Capricorn Metals Ltd.	190,001	601
	EVT Ltd.	76,887	588
	TPG Telecom Ltd.	201,437	582
*	Adbri Ltd.	286,010	580
	Netwealth Group Ltd.	44,941	566
*	PEXA Group Ltd.	71,558	557
	Tabcorp Holdings Ltd.	1,184,950	556
*	IRESS Ltd.	101,554	555
	Brickworks Ltd.	32,053	552
*	Regis Resources Ltd.	391,667	552
*	Emerald Resources NL	243,908	549
	GUD Holdings Ltd.	83,265	547
	Insignia Financial Ltd.	347,434	544
	Bega Cheese Ltd.	203,972	541
*	Red 5 Ltd.	1,869,932	536
	NRW Holdings Ltd.	282,625	504
	Data#3 Ltd.	101,966	502
	Lifestyle Communities Ltd.	65,814	502
	Inghams Group Ltd.	205,852	487
	Dexus Industria REIT	254,739	479
	Codan Ltd.	67,411	475
	Helia Group Ltd.	179,466	461
*	Audinate Group Ltd.	38,055	457
[1]	GQG Partners Inc. GDR	308,698	456
*	West African Resources Ltd.	534,086	453
	Link Administration Holdings Ltd.	308,166	445
	Johns Lyng Group Ltd.	121,385	435
*	Deep Yellow Ltd.	469,792	433
	Arena REIT	182,201	430
*	Temple & Webster Group Ltd.	58,920	430
*	SiteMinder Ltd.	117,620	429
	McMillan Shakespeare Ltd.	35,729	426
	Monadelphous Group Ltd.	49,373	424
*	Silver Lake Resources Ltd.	456,787	422
	Magellan Financial Group Ltd.	73,758	419
*	PolyNovo Ltd.	321,279	417
	Imdex Ltd.	309,856	416
	Centuria Capital Group	375,430	413
	Elders Ltd.	75,733	411
*	Fleetpartners Group Ltd.	172,186	399
*	MMA Offshore Ltd.	235,517	397
*	Zip Co. Ltd.	504,026	395
	Kelsian Group Ltd.	110,932	394
	IPH Ltd.	95,011	382
	Collins Foods Ltd.	59,424	381
		Shares	Market Value• ($000)
	Centuria Office REIT	493,450	376
*	Aussie Broadband Ltd.	157,532	376
*	Star Entertainment Group Ltd.	1,426,946	368
	Pinnacle Investment Management Group Ltd.	51,131	366
*,1	Mesoblast Ltd.	570,519	362
*	Silex Systems Ltd.	109,538	356
*	Macquarie Technology Group Ltd.	6,342	334
	Service Stream Ltd.	403,873	333
	Austal Ltd.	224,126	332
*	Resolute Mining Ltd.	1,218,737	331
	oOh!media Ltd.	303,040	328
	Rural Funds Group	248,430	322
	Westgold Resources Ltd.	221,239	316
	Growthpoint Properties Australia Ltd.	203,498	311
	Hotel Property Investments Ltd.	147,109	308
	GDI Property Group Partnership	793,163	307
	Perenti Ltd.	499,424	307
[2]	Coronado Global Resources Inc. GDR	383,982	305
	Jumbo Interactive Ltd.	29,317	298
	Ridley Corp. Ltd.	198,995	290
	Credit Corp. Group Ltd.	27,193	285
	G8 Education Ltd.	359,410	282
	Domain Holdings Australia Ltd.	145,704	275
*,1	Tietto Minerals Ltd.	628,624	273
*	Healius Ltd.	352,684	272
	Stanmore Resources Ltd.	126,289	270
	Myer Holdings Ltd.	545,572	267
*	Azure Minerals Ltd.	112,521	266
*	Alpha HPA Ltd.	378,587	263
	Charter Hall Social Infrastructure REIT	160,628	262
*	Superloop Ltd.	293,545	254
	PWR Holdings Ltd.	33,484	253
	Vulcan Steel Ltd.	49,991	244
*	Nanosonics Ltd.	125,228	232
	Hansen Technologies Ltd.	76,538	232
	Accent Group Ltd.	185,939	226
	Abacus Storage King	309,567	226
*,1	Weebit Nano Ltd.	108,201	218
	Nick Scali Ltd.	21,686	217
	MyState Ltd.	93,253	216
*,3	Leo Lithium Ltd.	657,986	215
*	Judo Capital Holdings Ltd.	250,833	215
	SmartGroup Corp. Ltd.	34,915	214
	Infomedia Ltd.	200,382	213
*	Cettire Ltd.	110,751	211
*,1	Imugene Ltd.	3,809,649	210
	Platinum Asset Management Ltd.	304,070	209
	Clinuvel Pharmaceuticals Ltd.	21,474	207
		Shares	Market Value• ($000)
*	Mayne Pharma Group Ltd.	45,285	203
	Abacus Group	272,036	203
*	Strike Energy Ltd.	1,411,792	200
	Cromwell Property Group	766,822	199
*	Bravura Solutions Ltd.	220,350	195
	Dicker Data Ltd.	28,127	194
	Australian Ethical Investment Ltd.	63,690	192
*	Wildcat Resources Ltd.	578,880	191
	HealthCo REIT	246,383	190
*	Select Harvests Ltd.	83,420	188
	Kogan.com Ltd.	56,062	182
	GWA Group Ltd.	108,684	180
*	Australian Agricultural Co. Ltd.	198,343	176
*	Cooper Energy Ltd.	1,339,382	176
*	Latin Resources Ltd.	1,228,628	176
	Regis Healthcare Ltd.	66,335	169
*,1	Vulcan Energy Resources Ltd.	78,229	168
	Navigator Global Investments Ltd. (XASX)	137,284	164
*	Nuix Ltd.	116,761	155
*,1	Chalice Mining Ltd.	194,712	148
*,3	AVZ Minerals Ltd.	1,173,611	148
*	Alkane Resources Ltd.	333,352	133
*	Omni Bridgeway Ltd.	163,346	131
*,1	ioneer Ltd.	1,046,875	130
*	Carnarvon Energy Ltd.	970,363	122
*,1	Syrah Resources Ltd.	360,281	119
*,1	Arafura Rare Earths Ltd.	932,307	119
	Emeco Holdings Ltd.	242,499	113
	APM Human Services International Ltd.	142,484	111
*	OFX Group Ltd.	100,137	107
	Southern Cross Media Group Ltd.	159,131	98
*	Opthea Ltd.	237,716	95
	Cedar Woods Properties Ltd.	29,986	92
	Australian Clinical Labs Ltd.	57,771	91
*,1	Sayona Mining Ltd.	4,246,210	91
*,1	Core Lithium Ltd.	981,521	90
	Amcor plc	9,678	87
	Integral Diagnostics Ltd.	51,802	85
*	Mount Gibson Iron Ltd.	286,220	82
	Jupiter Mines Ltd.	422,476	80
*	Calix Ltd.	84,244	80
*	Aurelia Metals Ltd.	605,104	78
*	Tyro Payments Ltd.	124,644	77
	Australian Finance Group Ltd.	79,434	77
*	EML Payments Ltd.	118,258	76
*	Fineos Corp. Ltd. GDR	64,697	75
*,1	BrainChip Holdings Ltd.	407,392	75
*	St Barbara Ltd.	414,057	70
*	Praemium Ltd.	219,272	69
	SG Fleet Group Ltd.	31,301	64
4

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Seven West Media Ltd.	466,784	63
*,1	Novonix Ltd.	104,544	58
	Baby Bunting Group Ltd.	48,163	57
*	29Metals Ltd.	178,050	57
*	Coast Entertainment Holdings Ltd.	176,320	56
*,1	Argosy Minerals Ltd.	669,900	55
	Solvar Ltd.	78,326	49
	PointsBet Holdings Ltd.	105,113	34
*	Australian Strategic Materials Ltd.	51,123	33
[1]	Humm Group Ltd.	96,019	29
*,1	Lake Resources NL	710,462	28
*,3	Firefinch Ltd.	519,107	20
*	Jervois Global Ltd.	198,331	2
*	Paradigm Biopharmaceuticals Ltd.	2,771	1
*	Neometals Ltd.	11,898	1
			843,551
Austria (0.1%)
	Erste Group Bank AG	184,450	8,602
	OMV AG	79,482	3,772
[1]	Verbund AG	39,586	3,024
[2]	BAWAG Group AG	48,423	2,891
	Wienerberger AG	63,524	2,270
	ANDRITZ AG	41,163	2,247
[1]	voestalpine AG	62,879	1,679
	Raiffeisen Bank International AG	72,005	1,330
[1]	DO & Co. AG	5,620	861
[1]	CA Immobilien Anlagen AG	23,167	754
[1]	Telekom Austria AG	76,181	654
[1]	EVN AG	21,054	647
	UNIQA Insurance Group AG	69,446	609
[1]	Oesterreichische Post AG	18,751	597
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	562
[1]	Mayr Melnhof Karton AG	4,365	522
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	401
*	IMMOFINANZ AG	15,378	381
*,1	Lenzing AG	10,800	349
	Strabag SE	7,566	321
[1]	AT&S Austria Technologie & Systemtechnik AG	14,089	313
	Palfinger AG	8,719	196
	Porr AG	10,423	158
*	Eurotelesites AG	19,045	72
	Agrana Beteiligungs AG	3,459	50
			33,262
Belgium (0.3%)
	Anheuser-Busch InBev SA	586,878	35,080
*	Argenx SE	34,831	13,012
	KBC Group NV	145,270	10,791
	UCB SA	73,298	9,720
	Ageas SA	106,990	4,911
	Groupe Bruxelles Lambert NV	53,906	4,001
		Shares	Market Value• ($000)
	Syensqo SA	41,989	3,892
[1]	Umicore SA	133,628	2,960
	D'ieteren Group	13,642	2,943
	Warehouses De Pauw CVA	93,978	2,485
	Lotus Bakeries NV	224	2,252
	Elia Group SA	22,903	2,205
	Ackermans & van Haaren NV	12,825	2,204
	Sofina SA	9,327	2,183
	Aedifica SA	25,758	1,646
	Cofinimmo SA	23,132	1,532
	Azelis Group NV	61,890	1,487
	Colruyt Group NV	28,293	1,309
	Solvay SA	39,404	1,273
	Bekaert SA	20,649	1,033
	Melexis NV	10,729	897
	KBC Ancora	17,674	852
	Shurgard Self Storage Ltd. (XBRU)	18,836	772
	Montea NV	8,868	760
	Proximus SADP	89,316	658
	Fagron	30,361	589
	Deme Group NV	3,612	573
	Barco NV	39,155	543
	VGP NV	4,936	537
	Xior Student Housing NV	17,133	510
*	Ontex Group NV	41,395	417
	Gimv NV	8,579	401
	Retail Estates NV	5,739	401
	Kinepolis Group NV	8,060	343
	Tessenderlo Group SA	11,558	297
[1]	Euronav NV	14,401	240
	bpost SA	44,296	174
			115,883
Brazil (0.4%)
	Vale SA	2,004,014	24,426
	Petroleo Brasileiro SA	1,935,857	16,501
	B3 SA - Brasil Bolsa Balcao	3,348,985	6,959
	Weg SA	858,672	6,540
	Centrais Eletricas Brasileiras SA	763,788	5,569
	Banco Do Brasil SA	1,003,240	5,298
	Ambev SA	2,098,186	4,909
	Banco BTG Pactual SA	762,124	4,902
	Localiza Rent a Car SA (BVMF)	501,667	4,737
	Suzano SA	410,015	4,616
	Petroleo Brasileiro SA ADR	243,945	3,932
	PRIO SA	398,475	3,683
	Itau Unibanco Holding SA ADR	598,242	3,619
	JBS SA	796,798	3,597
	Cia de Saneamento Basico do Estado de Sao Paulo	211,700	3,295
	Raia Drogasil SA	648,608	3,195
	Equatorial Energia SA	505,186	2,976
	Vibra Energia SA	652,148	2,946
*	Rumo SA	727,616	2,825
	Vale SA ADR	230,741	2,808
*	Embraer SA	420,100	2,698
	Banco Bradesco SA ADR	979,393	2,644
		Shares	Market Value• ($000)
[2]	Rede D'Or Sao Luiz SA	494,239	2,475
	BB Seguridade Participacoes SA	395,739	2,454
	Ultrapar Participacoes SA	491,096	2,445
	Telefonica Brasil SA	247,864	2,260
	Klabin SA	485,600	2,155
*	Sendas Distribuidora SA	823,842	2,082
	Banco Bradesco SA	844,294	2,010
	Petroleo Brasileiro SA ADR (XNYS)	117,894	2,001
	Cosan SA	701,452	1,959
*,2	Hapvida Participacoes e Investimentos SA	2,691,712	1,913
	Natura & Co. Holding SA	574,463	1,835
	Itau Unibanco Holding SA	347,671	1,829
	Lojas Renner SA	546,894	1,615
	CCR SA	631,944	1,501
	Xp Malls Fundo Investimentos Imobiliarios	64,233	1,439
	Energisa SA	155,715	1,352
	Totvs SA	253,784	1,346
*	BRF SA	401,545	1,305
	Hypera SA	221,112	1,257
	Ambev SA ADR	532,359	1,235
	TIM SA	356,400	1,209
	Allos SA	298,546	1,200
	Banco Santander Brasil SA	201,300	1,120
*	Eneva SA	458,502	1,093
	Santos Brasil Participacoes SA	391,523	1,024
	3R PETROLEUM OLEO E GAS SA	140,544	898
[2]	GPS Participacoes e Empreendimentos SA	247,500	894
	Kinea Indice de Precos FII	47,661	890
	Engie Brasil Energia SA	112,292	884
	Transmissora Alianca de Energia Eletrica SA	127,327	864
	Gerdau SA ADR	232,056	808
	Caixa Seguridade Participacoes SA	251,300	758
	Cia Paranaense de Energia	465,870	736
	Cia Siderurgica Nacional SA	273,000	732
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	186,098	727
	CPFL Energia SA	116,900	718
	Kinea Renda Imobiliaria FII (BVMF)	22,560	712
	CSHG Logistica FI Imobiliario	22,124	710
	Atacadao SA	323,671	696
	Multiplan Empreendimentos Imobiliarios SA	156,421	690
	Cielo SA	630,700	677
	Xp Malls Fdo Inv Imob Fii	30,103	674
5

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Porto Seguro SA	115,444	666
	Fleury SA	220,636	615
	FII BTLG	30,875	603
	Tres Tentos Agroindustrial SA	274,100	534
	Kinea Rendimentos Imobiliarios FII	25,467	515
*	Magazine Luiza SA	1,931,844	506
	Petroreconcavo SA	117,900	495
	Sao Martinho SA	88,800	489
	YDUQS Participacoes SA	167,700	471
	XP Log FII (BVMF)	23,223	468
	Neoenergia SA	121,642	449
	M Dias Branco SA	67,300	440
	Auren Energia SA	190,520	425
*	Cogna Educacao SA	974,473	407
	Kinea Renda Imobiliaria FII	12,735	402
	SLC Agricola SA	107,976	397
	Direcional Engenharia SA	88,137	396
	Odontoprev SA	167,443	385
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	377
	Grupo Mateus SA	262,500	375
*	IRB Brasil Resseguros SA	45,622	373
*	Marfrig Global Foods SA	204,286	372
	Arezzo Industria e Comercio SA	36,400	364
	Alupar Investimento SA	66,689	358
	Cia de Saneamento do Parana	71,580	355
	Vinci Shopping Centers FII (BVMF)	15,328	355
	AES Brasil Energia SA	192,828	352
	FII Iridium	23,717	346
	TIM SA ADR	19,532	333
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	297
*	Serena Energia SA	185,768	294
	Enauta Participacoes SA	55,045	290
	Capitania Securities II Fii	175,780	290
	Wilson Sons SA	88,400	286
	Hedge Brasil Shopping FII	6,598	283
	Grupo De Moda Soma SA	237,618	278
	Smartfit Escola de Ginastica e Danca SA	59,100	275
	Maxi Renda FII (BVMF)	136,783	275
	CSHG Renda Urbana Fii	10,273	268
	Cury Construtora e Incorporadora SA	68,900	260
	Mills Estruturas e Servicos de Engenharia SA	100,894	258
	CSN Mineracao SA	263,100	250
*	MRV Engenharia e Participacoes SA	193,100	249
	Fii UBS Br Receb Imob	14,598	248
		Shares	Market Value• ($000)
*	Log-in Logistica Intermodal SA	32,900	245
	Tupy SA	48,400	243
	XP Malls Fundo de Investimento Imobiliario FII	10,816	242
	Dexco SA	173,000	241
[2]	Locaweb Servicos de Internet SA	252,037	223
	Vivara Participacoes SA	51,700	221
	Grendene SA	177,800	211
	JHSF Participacoes SA	253,747	210
	EcoRodovias Infraestrutura e Logistica SA	146,153	204
	Iochpe Maxion SA	85,446	202
	Cia Siderurgica Nacional SA ADR	72,877	196
	Fras-Le SA	56,394	196
*	Oncoclinicas do Brasil Servicos Medicos SA	127,900	181
	SIMPAR SA	157,472	175
*	Hidrovias do Brasil SA	195,900	166
	Vulcabras SA	53,500	163
	Minerva SA	135,360	160
	Ambipar Participacoes e Empreendimentos SA	82,600	159
	Ez Tec Empreendimentos e Participacoes SA	58,861	156
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	152
	Camil Alimentos SA	89,500	145
	Pet Center Comercio E Participacoes SA	150,800	137
*	Diagnosticos da America SA	149,678	135
	Mahle-Metal Leve SA	22,500	133
	LOG Commercial Properties e Participacoes SA	29,615	124
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	124
	Grupo SBF SA	51,109	109
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	102
	Movida Participacoes SA	73,800	100
*	Zamp SA	128,544	96
	Kinea Renda Imobiliaria	3,023	95
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	90
*	Anima Holding SA	132,984	87
*	CM Hospitalar SA	82,300	80
	Armac Locacao Logistica E Servicos SA	38,900	78
	Cia Energetica de Minas Gerais	33,346	73
*	Cia Brasileira de Aluminio	68,422	68
		Shares	Market Value• ($000)
*	Grupo Casas Bahia SA	51,412	68
	FII Hectare Ce	10,844	67
*	Cia Brasileira de Distribuicao	114,556	65
	Cosan SA ADR	5,875	65
	Lojas Quero-Quero SA	70,026	56
	Bradespar SA	14,000	52
	Empreendimentos Pague Menos S/A	87,340	43
	Hospital Mater Dei SA	35,300	39
	Blau Farmaceutica SA	17,500	34
			200,792
Canada (2.7%)
	Royal Bank of Canada	817,806	79,122
	Toronto-Dominion Bank	1,045,927	62,050
	Canadian Natural Resources Ltd.	630,724	47,795
*	Shopify Inc. Class A	676,871	47,521
	Enbridge Inc.	1,233,823	43,871
	Canadian National Railway Co.	336,676	40,864
[1]	Bank of Montreal	419,600	37,481
	Brookfield Corp.	879,835	35,292
	Canadian Pacific Kansas City Ltd.	439,207	34,456
	Bank of Nova Scotia	702,337	32,223
	Constellation Software Inc.	11,591	29,842
	Suncor Energy Inc.	767,119	29,272
	Manulife Financial Corp.	1,063,472	24,805
	Canadian Imperial Bank of Commerce	526,716	24,586
	Waste Connections Inc.	150,948	24,474
	Alimentation Couche-Tard Inc.	431,963	23,941
	TC Energy Corp.	601,947	21,565
	Sun Life Financial Inc.	339,896	17,355
	Intact Financial Corp.	105,220	17,294
	Agnico Eagle Mines Ltd.	270,684	17,142
	Barrick Gold Corp.	1,029,202	17,105
	National Bank of Canada	199,001	15,979
	Cenovus Energy Inc.	774,794	15,916
	Nutrien Ltd.	290,102	15,297
	Wheaton Precious Metals Corp.	270,922	14,114
	Fairfax Financial Holdings Ltd.	12,821	13,939
	Restaurant Brands International Inc.	182,154	13,819
	Thomson Reuters Corp.	91,459	13,814
	Franco-Nevada Corp.	112,441	13,536
	Dollarama Inc.	161,090	13,438
	Teck Resources Ltd. Class B	265,703	13,065
*	CGI Inc.	123,087	12,472
	Pembina Pipeline Corp.	338,402	11,907
	Cameco Corp.	256,504	11,703
	Fortis Inc. (XTSE)	287,942	11,307
	WSP Global Inc.	69,928	10,611
	Loblaw Cos. Ltd.	86,700	9,507
6

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Tourmaline Oil Corp.	187,831	9,180
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	8,484
	Power Corp. of Canada	314,899	8,390
	Magna International Inc.	156,398	7,475
	Imperial Oil Ltd.	99,999	6,875
	ARC Resources Ltd.	362,292	6,561
	Metro Inc.	127,473	6,521
	Brookfield Asset Management Ltd. Class A	167,604	6,403
	TFI International Inc.	48,122	6,267
	Open Text Corp.	165,567	5,846
[1]	BCE Inc.	168,498	5,536
[1]	Emera Inc.	155,224	5,235
	Stantec Inc.	64,637	5,146
	George Weston Ltd.	38,587	5,078
[2]	Hydro One Ltd.	181,185	5,075
	Kinross Gold Corp.	751,230	4,846
	First Quantum Minerals Ltd.	380,477	4,831
*	Descartes Systems Group Inc.	49,979	4,636
	RB Global Inc.	64,680	4,628
	Lundin Mining Corp.	399,044	4,557
*	Ivanhoe Mines Ltd. Class A	334,911	4,540
	Great-West Lifeco Inc.	150,804	4,460
	TELUS Corp.	270,626	4,346
	TMX Group Ltd.	156,891	4,154
	Toromont Industries Ltd.	45,065	4,125
	SNC-Lavalin Group Inc.	104,719	4,021
	GFL Environmental Inc.	123,633	3,945
*	MEG Energy Corp.	165,088	3,755
	Pan American Silver Corp.	200,394	3,696
	Element Fleet Management Corp.	225,637	3,601
	iA Financial Corp. Inc.	58,074	3,521
	West Fraser Timber Co. Ltd.	45,694	3,500
	FirstService Corp.	23,569	3,462
	Gildan Activewear Inc.	98,163	3,403
	AltaGas Ltd.	153,365	3,362
	Alamos Gold Inc. Class A	225,573	3,318
[1]	Canadian Tire Corp. Ltd. Class A	33,596	3,246
	Keyera Corp.	125,841	3,229
*	CAE Inc.	164,983	3,183
	Crescent Point Energy Corp.	355,769	3,137
*	Celestica Inc.	68,724	2,976
[1]	RioCan REIT	232,280	2,943
	RB Global Inc. (XTSE)	40,682	2,912
	Canadian Apartment Properties REIT	92,765	2,887
	Onex Corp.	39,162	2,778
	Saputo Inc.	139,972	2,691
	PrairieSky Royalty Ltd.	140,569	2,678
	Finning International Inc.	83,966	2,634
		Shares	Market Value• ($000)
[1]	Whitecap Resources Inc.	345,902	2,623
[1]	Northland Power Inc.	171,381	2,616
	Parkland Corp.	78,293	2,412
	Enerplus Corp.	120,519	2,358
	Algonquin Power & Utilities Corp.	381,777	2,332
	Boyd Group Services Inc.	11,683	2,185
*	Bombardier Inc. Class B	47,520	2,165
*	Capstone Copper Corp.	293,846	2,034
*	NexGen Energy Ltd.	260,433	1,983
[1]	SmartCentres REIT	120,333	1,947
	Stella-Jones Inc.	33,287	1,934
	Colliers International Group Inc.	18,018	1,876
	Methanex Corp.	37,229	1,783
*	Kinaxis Inc.	16,658	1,774
	B2Gold Corp.	701,245	1,773
	Primo Water Corp.	92,839	1,751
	Granite REIT	33,914	1,676
	Capital Power Corp.	63,974	1,670
	Tricon Residential Inc.	143,335	1,606
*	Bausch Health Cos. Inc.	178,909	1,566
	Brookfield Infrastructure Corp. Class A	50,765	1,547
	Osisko Gold Royalties Ltd.	99,337	1,526
*	ATS Corp.	45,413	1,494
*	Air Canada	100,181	1,479
*	Eldorado Gold Corp.	101,624	1,448
	Definity Financial Corp.	42,107	1,404
	Baytex Energy Corp.	368,789	1,366
[1]	Choice Properties REIT	141,110	1,335
	BRP Inc.	19,728	1,327
	Gibson Energy Inc.	80,341	1,318
*	Aritzia Inc.	49,495	1,281
	Premium Brands Holdings Corp.	19,481	1,276
[1]	Allied Properties REIT	100,691	1,238
	Dream Industrial REIT	136,842	1,234
	Boardwalk REIT	23,520	1,211
	Linamar Corp.	24,947	1,175
	TransAlta Corp.	170,309	1,129
[1]	First Capital REIT	104,459	1,121
	Chartwell Retirement Residences	123,353	1,119
[2]	Nuvei Corp.	34,376	1,102
	IGM Financial Inc.	43,965	1,099
	Canadian Western Bank	55,453	1,064
	CI Financial Corp.	89,378	1,056
	Hudbay Minerals Inc.	124,559	1,049
[1]	First Majestic Silver Corp.	156,968	1,047
	Atco Ltd. Class I	38,158	1,041
	H&R REIT	155,946	1,020
	Parex Resources Inc.	58,372	1,018
	Paramount Resources Ltd. Class A	44,840	1,016
[1]	Vermilion Energy Inc.	87,659	1,010
		Shares	Market Value• ($000)
	Brookfield Renewable Corp. Class A	42,581	990
*	Lightspeed Commerce Inc.	70,871	928
	Boralex Inc. Class A	45,472	913
	OceanaGold Corp.	420,973	911
*	IAMGOLD Corp.	253,640	901
	Topaz Energy Corp.	54,284	899
	Quebecor Inc. Class B	42,242	874
	Russel Metals Inc.	30,749	866
*	Equinox Gold Corp.	153,444	830
*,1	BlackBerry Ltd.	291,375	815
	Maple Leaf Foods Inc.	45,846	812
	Lundin Gold Inc.	56,881	773
	North West Co. Inc.	25,906	734
*	Torex Gold Resources Inc.	51,590	727
	Brookfield Renewable Corp. Class A (XTSE)	30,631	712
	Centerra Gold Inc.	115,435	703
	Superior Plus Corp.	98,777	669
	Stelco Holdings Inc.	22,895	664
	SSR Mining Inc.	114,163	612
	Enghouse Systems Ltd.	26,575	575
[1]	Primaris REIT	59,581	571
	Winpak Ltd.	17,729	552
	Brookfield Infrastructure Corp. Class A (XTSE)	16,160	492
	Innergex Renewable Energy Inc.	82,152	479
[1]	NorthWest Healthcare Properties REIT	121,759	447
[1]	Mullen Group Ltd.	46,582	432
	Cargojet Inc.	4,459	398
	Laurentian Bank of Canada	20,915	391
*	Novagold Resources Inc.	131,238	381
	Transcontinental Inc. Class A	36,166	359
	Westshore Terminals Investment Corp.	18,163	349
*,1	Ballard Power Systems Inc.	130,153	342
*	Canfor Corp.	29,993	316
*,1	Cronos Group Inc.	105,313	310
	Cascades Inc.	44,345	298
*,1	Lithium Americas Argentina Corp.	51,144	262
*	Lithium Americas Corp.	51,144	227
	First National Financial Corp.	7,029	196
	Cogeco Communications Inc.	3,793	150
*	Lightspeed Commerce Inc. (XTSE)	4,566	60
*	Bombardier Inc. Class A	299	14
			1,236,101
Chile (0.0%)
	Banco De Chile	26,195,667	2,906
	Empresas COPEC SA	277,882	1,983
7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Banco de Credito e Inversiones SA	56,089	1,636
	Latam Airlines Group SA	100,410,223	1,359
	Cencosud SA	789,631	1,353
	Empresas CMPC SA	679,611	1,342
	Banco Santander Chile	28,450,727	1,289
*	Falabella SA	430,463	1,152
	Enel Americas SA	11,387,896	1,068
	Cia Sud Americana de Vapores SA	10,338,767	807
	Enel Chile SA	12,468,240	740
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	650
	Quinenco SA	168,061	585
	Parque Arauco SA	360,481	543
	Colbun SA	4,091,997	525
	Aguas Andinas SA Class A	1,718,996	491
	Banco Santander Chile ADR	27,100	487
	SMU SA	2,436,207	452
	Cia Cervecerias Unidas SA	70,134	430
	Banco Itau Chile SA	40,256	423
	Cencosud Shopping SA	263,796	409
	Inversiones Aguas Metropolitanas SA	416,351	322
	Empresa Nacional de Telecomunicaciones SA	81,743	281
*	CAP SA	38,966	279
*	Engie Energia Chile SA	332,671	273
	Plaza SA	137,445	200
	Enel Chile SA ADR	65,984	195
	Sociedad de Inversiones Oro Blanco SA	25,993,409	185
	Vina Concha y Toro SA	117,757	157
	Inversiones La Construccion SA	17,724	155
	SONDA SA	316,876	140
	Ripley Corp. SA	580,437	129
			22,946
China (2.8%)
	Tencent Holdings Ltd.	3,632,002	159,384
	Alibaba Group Holding Ltd.	9,986,720	93,506
*	PDD Holdings Inc. ADR	355,255	44,471
*,2	Meituan Class B	3,142,827	42,914
	China Construction Bank Corp. Class H	54,459,026	35,234
	Industrial & Commercial Bank of China Ltd. Class H	44,996,245	24,128
	Bank of China Ltd. Class H	47,834,410	21,453
	JD.com Inc. Class A	1,386,412	19,976
	NetEase Inc.	1,056,655	19,807
*,2	Xiaomi Corp. Class B	8,671,800	18,904
*	Baidu Inc. Class A	1,315,404	17,042
	Ping An Insurance Group Co. of China Ltd. Class H	3,479,466	15,769
*	Trip.com Group Ltd.	311,801	15,187
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class H	548,460	15,035
	Kweichow Moutai Co. Ltd. Class A	51,395	12,050
	PetroChina Co. Ltd. Class H	11,904,000	11,091
*,2	Kuaishou Technology	1,536,400	10,771
	China Merchants Bank Co. Ltd. Class H	2,158,398	9,348
	Yum China Holdings Inc.	236,066	8,837
	ANTA Sports Products Ltd.	750,800	8,500
*	Li Auto Inc. Class A	634,397	8,312
	China Petroleum & Chemical Corp. Class H	13,551,337	8,089
	Agricultural Bank of China Ltd. Class H	17,874,500	7,970
	China Shenhua Energy Co. Ltd. Class H	1,864,000	7,736
	Zijin Mining Group Co. Ltd. Class H	3,279,301	7,154
*	New Oriental Education & Technology Group Inc.	898,460	7,139
	China Resources Land Ltd.	1,723,909	6,199
[2]	Nongfu Spring Co. Ltd. Class H	1,036,400	6,089
	Haier Smart Home Co. Ltd. Class H	1,614,600	5,981
	China Life Insurance Co. Ltd. Class H	4,275,271	5,630
	KE Holdings Inc. ADR	368,218	5,567
	Contemporary Amperex Technology Co. Ltd. Class A	183,832	5,142
	PICC Property & Casualty Co. Ltd. Class H	3,884,330	4,826
	H World Group Ltd.	1,291,170	4,804
*	Tencent Music Entertainment Group ADR	370,026	4,644
	Shenzhou International Group Holdings Ltd.	467,066	4,591
*	BeiGene Ltd.	371,400	4,406
	China Overseas Land & Investment Ltd.	2,386,980	4,389
	CSPC Pharmaceutical Group Ltd.	5,254,000	4,314
*,2	Innovent Biologics Inc.	880,441	4,262
	Geely Automobile Holdings Ltd.	3,506,200	4,220
	China Resources Beer Holdings Co. Ltd.	902,681	4,114
	China Merchants Bank Co. Ltd. Class A	867,849	4,095
	China Mengniu Dairy Co. Ltd.	1,923,236	3,984
	ENN Energy Holdings Ltd.	457,418	3,897
	Kanzhun Ltd. ADR	195,055	3,860
*,1	NIO Inc. Class A	779,997	3,685
*,2	Wuxi Biologics Cayman Inc.	2,106,740	3,650
		Shares	Market Value• ($000)
	CITIC Ltd.	3,831,000	3,626
	Li Ning Co. Ltd.	1,377,250	3,605
	Ping An Insurance Group Co. of China Ltd. Class A	626,458	3,561
	China Pacific Insurance Group Co. Ltd. Class H	1,624,200	3,559
	China Yangtze Power Co. Ltd. Class A	996,894	3,547
	Full Truck Alliance Co. Ltd. ADR	398,579	3,432
	Wuliangye Yibin Co. Ltd. Class A	161,300	3,336
[2]	China Tower Corp. Ltd. Class H	27,584,576	3,229
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,107,000	3,164
	Vipshop Holdings Ltd. ADR	209,581	3,152
*	XPeng Inc. Class A	771,128	3,126
	BYD Co. Ltd. Class A	103,833	3,117
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,280,049	2,950
	Bank of Communications Co. Ltd. Class H	3,983,058	2,868
*	TAL Education Group ADR	233,372	2,810
	China Resources Power Holdings Co. Ltd.	1,101,400	2,739
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	2,694
	China CITIC Bank Corp. Ltd. Class H	4,567,525	2,672
	Yankuang Energy Group Co. Ltd. Class H	1,226,000	2,660
	Tsingtao Brewery Co. Ltd. Class H	363,667	2,621
	Zijin Mining Group Co. Ltd. Class A	1,025,112	2,468
	Agricultural Bank of China Ltd. Class A	3,949,935	2,397
	Weichai Power Co. Ltd. Class H	1,111,400	2,271
*,2	JD Health International Inc.	640,411	2,184
	Sino Biopharmaceutical Ltd.	6,193,250	2,116
	Great Wall Motor Co. Ltd. Class H	1,393,558	2,106
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	49,888	2,095
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	2,064
[2]	CGN Power Co. Ltd. Class H	5,994,832	2,010
*,1	Bilibili Inc. Class Z	157,519	2,000
	China Shenhua Energy Co. Ltd. Class A	360,700	1,981
	Kunlun Energy Co. Ltd.	2,030,000	1,968
	Industrial Bank Co. Ltd. Class A	846,100	1,965
8

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CMOC Group Ltd. Class H	2,049,000	1,922
*	Kingdee International Software Group Co. Ltd.	1,807,000	1,906
	China Hongqiao Group Ltd.	1,373,500	1,895
	China Gas Holdings Ltd.	2,022,274	1,894
	Yangzijiang Shipbuilding Holdings Ltd.	1,475,136	1,893
	Sunny Optical Technology Group Co. Ltd.	390,800	1,891
[2]	Haidilao International Holding Ltd.	835,000	1,884
	CITIC Securities Co. Ltd. Class H	1,142,134	1,818
	Tongcheng-Elong Holdings Ltd.	688,400	1,812
	Sinopharm Group Co. Ltd. Class H	695,800	1,757
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	48,124	1,733
	GCL-Poly Energy Holdings Ltd.	11,595,000	1,717
[2]	Pop Mart International Group Ltd.	392,800	1,681
[2]	Longfor Group Holdings Ltd.	1,115,600	1,652
*,2	Akeso Inc.	270,000	1,652
	Xinyi Solar Holdings Ltd.	2,390,200	1,645
	Foxconn Industrial Internet Co. Ltd. Class A	497,600	1,644
[2]	China Feihe Ltd.	3,003,000	1,642
	PetroChina Co. Ltd. Class A	1,140,400	1,609
	Jiangsu Hengrui Medicine Co. Ltd. Class A	251,616	1,598
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,589
	China Resources Gas Group Ltd.	505,000	1,587
	Bank of Communications Co. Ltd. Class A	1,667,300	1,581
	Kingsoft Corp. Ltd.	482,200	1,567
	China Petroleum & Chemical Corp. Class A	1,770,880	1,549
	Jiangxi Copper Co. Ltd. Class H	750,000	1,527
	Luzhou Laojiao Co. Ltd. Class A	57,900	1,482
	Wanhua Chemical Group Co. Ltd. Class A	120,700	1,479
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	1,474
*	Huaneng Power International Inc. Class H	2,306,000	1,468
	Bank of China Ltd. Class A	2,298,200	1,454
	BYD Electronic International Co. Ltd.	431,000	1,452
		Shares	Market Value• ($000)
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,444
	Brilliance China Automotive Holdings Ltd.	1,712,000	1,422
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,422
	Anhui Conch Cement Co. Ltd. Class H	611,500	1,419
*,2	Zhejiang Leapmotor Technologies Ltd.	411,500	1,414
[2]	Huatai Securities Co. Ltd. Class H	1,167,164	1,380
	Zhaojin Mining Industry Co. Ltd. Class H	852,000	1,372
	Hengan International Group Co. Ltd.	407,230	1,367
	Guangzhou Automobile Group Co. Ltd. Class H	3,299,399	1,363
	Want Want China Holdings Ltd.	2,366,467	1,350
*,1,2	SenseTime Group Inc. Class B	8,641,000	1,325
	CRRC Corp. Ltd. Class H	2,388,000	1,318
[2]	Giant Biogene Holding Co Ltd.	216,000	1,316
	China Coal Energy Co. Ltd. Class H	1,279,000	1,288
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	1,278
	Muyuan Foods Co. Ltd. Class A	211,548	1,272
[2]	Hansoh Pharmaceutical Group Co. Ltd.	568,000	1,255
[2]	Yadea Group Holdings Ltd.	650,000	1,250
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,172,286	1,243
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,239
*	Alibaba Health Information Technology Ltd.	3,270,000	1,221
	China State Construction Engineering Corp. Ltd. Class A	1,648,764	1,218
	China Railway Group Ltd. Class H	2,462,000	1,215
	CITIC Securities Co. Ltd. Class A	459,354	1,197
	Ping An Bank Co. Ltd. Class A	803,300	1,194
*	iQIYI Inc. ADR	244,567	1,186
	China Galaxy Securities Co. Ltd. Class H	2,183,500	1,183
	China State Construction International Holdings Ltd.	1,107,750	1,169
	Qifu Technology Inc. ADR	63,590	1,163
[2]	China Resources Mixc Lifestyle Services Ltd.	326,200	1,148
		Shares	Market Value• ($000)
	Luxshare Precision Industry Co. Ltd. Class A	285,769	1,145
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	1,133
	Haitong Securities Co. Ltd. Class H	2,347,139	1,121
	Tingyi Cayman Islands Holding Corp.	1,006,000	1,110
	SF Holding Co. Ltd. Class A	222,098	1,108
	China Power International Development Ltd.	2,715,851	1,096
	East Money Information Co. Ltd. Class A	599,444	1,075
	MINISO Group Holding Ltd.	190,136	1,073
	Bosideng International Holdings Ltd.	1,850,000	1,071
	Haitian International Holdings Ltd.	326,000	1,062
[2]	Topsports International Holdings Ltd.	1,505,000	1,045
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	290,109	1,040
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	1,031
[2]	WuXi AppTec Co. Ltd. Class H	228,856	1,030
	NARI Technology Co. Ltd. Class A	315,271	1,020
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	187,044	1,010
	China Merchants Port Holdings Co. Ltd.	760,000	1,004
	C&D International Investment Group Ltd.	507,000	1,004
	China CSSC Holdings Ltd. Class A	198,900	999
	Chinasoft International Ltd.	1,650,000	992
	China Pacific Insurance Group Co. Ltd. Class A	278,588	987
[2]	China International Capital Corp. Ltd. Class H	805,200	971
	China National Building Material Co. Ltd. Class H	2,504,750	969
*,2	JD Logistics Inc.	893,027	967
*	ZTE Corp. Class H	424,814	916
	BOE Technology Group Co. Ltd. Class A	1,524,900	915
	RLX Technology Inc. ADR	467,145	906
	NAURA Technology Group Co. Ltd. Class A	20,500	898
[2]	Guotai Junan Securities Co. Ltd. Class H	843,400	897
	Gree Electric Appliances Inc. of Zhuhai Class A	154,000	893
9

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Smoore International Holdings Ltd.	1,018,000	887
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,306,000	886
	Kingboard Holdings Ltd.	399,840	879
	Sinotruk Hong Kong Ltd.	352,000	876
*,1	Zai Lab Ltd.	544,930	876
	Hisense Home Appliances Group Co. Ltd. Class H	209,000	874
	Shenzhen Inovance Technology Co. Ltd. Class A	105,400	864
*	Hollysys Automation Technologies Ltd.	36,808	857
*,2	China Literature Ltd.	236,600	845
	Guangdong Investment Ltd.	1,614,000	843
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	837
	Beijing Kingsoft Office Software Inc. Class A	19,754	837
	Beijing Enterprises Holdings Ltd.	256,000	820
	Sungrow Power Supply Co. Ltd. Class A	57,300	814
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	813
	Fu Shou Yuan International Group Ltd.	1,201,000	813
	Autohome Inc. ADR	31,542	811
	CRRC Corp. Ltd. Class A	842,200	811
*	Seres Group Co. Ltd. Class A	65,100	811
	New China Life Insurance Co. Ltd. Class H	422,234	810
[2]	3SBio Inc.	1,011,000	808
	Bank of Ningbo Co. Ltd. Class A	254,868	805
[1]	China Everbright Bank Co. Ltd. Class H	2,639,000	799
*,1	Genscript Biotech Corp.	542,000	799
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,132,797	794
	China Oilfield Services Ltd. Class H	742,000	793
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	792
	Bank of Jiangsu Co. Ltd. Class A	710,300	792
	China National Nuclear Power Co. Ltd. Class A	616,500	786
	China Railway Group Ltd. Class A	870,300	786
	SAIC Motor Corp. Ltd. Class A	382,099	782
		Shares	Market Value• ($000)
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	55,885	781
	Central China Securities Co. Ltd. Class H	5,498,988	777
[1]	Country Garden Services Holdings Co. Ltd.	1,159,059	773
[1,2]	Hygeia Healthcare Holdings Co. Ltd. Class C	187,132	772
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	771
[1]	China Vanke Co. Ltd. Class H	1,302,889	764
	TravelSky Technology Ltd. Class H	579,000	752
	China Everbright Bank Co. Ltd. Class A	1,726,000	750
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	748
	Far East Horizon Ltd.	1,000,000	742
	China Taiping Insurance Holdings Co. Ltd.	808,659	739
*,1	HengTen Networks Group Ltd.	2,941,200	737
	Shanghai Baosight Software Co. Ltd. Class B	343,940	735
	China Minsheng Banking Corp. Ltd. Class A	1,340,000	731
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	83,000	731
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	730
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	22,198	727
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	55,395	725
	Sany Heavy Industry Co. Ltd. Class A	321,146	722
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	714
	Weichai Power Co. Ltd. Class A	297,000	713
[1]	China Everbright Environment Group Ltd.	1,728,777	701
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,284,000	699
	GF Securities Co. Ltd. Class H	700,000	697
	China Merchants Securities Co. Ltd. Class A	343,700	692
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	681
	Postal Savings Bank of China Co. Ltd. Class A	1,028,400	681
	SDIC Power Holdings Co. Ltd. Class A	307,095	680
		Shares	Market Value• ($000)
	Zhongsheng Group Holdings Ltd.	372,000	678
	Minth Group Ltd.	396,000	675
	Fosun International Ltd.	1,142,464	674
	China United Network Communications Ltd. Class A	1,044,400	674
	ZTE Corp. Class A	170,998	672
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	426,139	669
[2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	664
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	660
[2]	Hua Hong Semiconductor Ltd.	335,084	660
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	392,356	660
	China Oilfield Services Ltd. Class A	267,625	659
	Zhongji Innolight Co. Ltd. Class A	26,000	655
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	649
	Daqin Railway Co. Ltd. Class A	677,500	647
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	645
	Fufeng Group Ltd.	875,000	638
	Tian Lun Gas Holdings Ltd.	970,000	638
*,1	Sunac China Holdings Ltd.	3,628,000	635
	Gushengtang Holdings Ltd.	106,300	630
	China CITIC Bank Corp. Ltd. Class A	660,900	627
	Huaxia Bank Co. Ltd. Class A	676,100	626
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	816,380	620
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	618
	Anhui Conch Cement Co. Ltd. Class A	195,200	618
[1]	China Medical System Holdings Ltd.	691,000	617
	Shenzhen International Holdings Ltd.	763,000	610
*,1	Air China Ltd. Class H	1,202,000	603
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	600
	China Communications Services Corp. Ltd. Class H	1,252,000	599
10

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Transsion Holdings Co. Ltd. Class A	30,181	598
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	590
	Aluminum Corp. of China Ltd. Class A	578,300	590
	Yihai International Holding Ltd.	285,000	587
	Sinotrans Ltd. Class H	1,224,000	587
	Greentown China Holdings Ltd.	669,879	587
	JOYY Inc. ADR	17,845	582
	Zhejiang Expressway Co. Ltd. Class H	880,440	576
	Atour Lifestyle Holdings Ltd. ADR	32,261	575
	Huadian Power International Corp. Ltd. Class H	1,050,000	573
[1]	Flat Glass Group Co. Ltd. Class H	238,000	573
	China Conch Venture Holdings Ltd.	780,998	570
	CMOC Group Ltd. Class A	463,200	570
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,693,800	570
	Shenwan Hongyuan Group Co. Ltd. Class A	878,500	568
	Iflytek Co. Ltd. Class A	91,800	567
[2]	China Resources Pharmaceutical Group Ltd.	872,500	564
[2]	SciClone Pharmaceuticals Holdings Ltd.	247,000	564
	Bank of Beijing Co. Ltd. Class A	731,300	563
[1,2]	Meitu Inc.	1,371,000	563
[1]	Cosco Shipping Ports Ltd.	908,000	557
	Poly Developments and Holdings Group Co. Ltd. Class A	453,699	557
[1]	Beijing Enterprises Water Group Ltd.	2,207,015	557
	Greentown Service Group Co. Ltd.	1,222,825	556
	Kingboard Laminates Holdings Ltd.	645,858	553
	Dongyue Group Ltd.	625,000	551
*	Daqo New Energy Corp. ADR	28,637	550
	Tongwei Co. Ltd. Class A	183,900	550
[1]	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	545
*	Gds Holdings Ltd. Class A	536,711	545
	China Galaxy Securities Co. Ltd. Class A	317,800	543
	JinkoSolar Holding Co. Ltd. ADR	22,367	539
	CSC Financial Co. Ltd. Class A	174,800	537
		Shares	Market Value• ($000)
	Founder Securities Co. Ltd. Class A	428,698	530
	Grand Pharmaceutical Group Ltd.	957,080	528
	Uni-President China Holdings Ltd.	686,800	527
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	601,100	527
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	521
	Shandong Gold Mining Co. Ltd. Class A	131,877	521
	Dongfang Electric Corp. Ltd. Class H	381,200	517
	China Construction Bank Corp. Class A	525,300	516
*	Gaotu Techedu Inc. ADR	78,650	514
	Lens Technology Co. Ltd. Class A	260,400	512
	Bank of Nanjing Co. Ltd. Class A	398,300	512
	Yuexiu Property Co. Ltd.	855,972	511
	Bank of Shanghai Co. Ltd. Class A	503,837	508
	Guangdong Goworld Co. Ltd. Class A	452,800	504
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	500
	China Nonferrous Mining Corp. Ltd.	553,000	500
	Bank of Hangzhou Co. Ltd. Class A	280,300	499
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	497
	Haier Smart Home Co. Ltd. Class A	118,600	493
	Power Construction Corp. of China Ltd. Class A	693,900	486
[2]	CSC Financial Co. Ltd. Class H	633,000	483
*,1,2	East Buy Holding Ltd.	228,000	482
*,1,2	Ping An Healthcare and Technology Co. Ltd.	337,627	477
	Focus Media Information Technology Co. Ltd. Class A	530,900	475
*	Shanghai International Airport Co. Ltd. Class A	91,440	474
*	China Southern Airlines Co. Ltd. Class H	1,312,000	474
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	472
	Eve Energy Co. Ltd. Class A	91,605	467
	Tianli International Holdings Ltd.	657,000	467
		Shares	Market Value• ($000)
	GD Power Development Co. Ltd. Class A	654,899	463
*	Canadian Solar Inc.	28,375	460
*	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	460
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	458
*,1,3	Country Garden Holdings Co. Ltd.	7,333,230	455
*	Alibaba Pictures Group Ltd.	7,640,000	455
	TCL Technology Group Corp. Class A	691,020	454
	Sanan Optoelectronics Co. Ltd. Class A	263,500	454
[1,2]	ZJLD Group Inc.	335,000	453
	SSY Group Ltd.	738,336	449
	Wolong Electric Group Co. Ltd. Class A	235,000	449
	Shandong Lukang Pharma Class A	452,500	445
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	444
	Zhongjin Gold Corp. Ltd. Class A	246,000	443
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	440
[1]	China Overseas Property Holdings Ltd.	722,493	439
*	China Southern Airlines Co. Ltd. Class A	559,800	437
	Guotai Junan Securities Co. Ltd. Class A	229,800	435
	AECC Aviation Power Co. Ltd. Class A	89,200	435
[2]	China Merchants Securities Co. Ltd. Class H	520,132	432
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	432
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	431
	Beijing New Building Materials plc Class A	95,500	431
	Hello Group Inc. ADR	73,822	430
	Lufax Holding Ltd. ADR	97,994	430
*	Cambricon Technologies Corp. Ltd. Class A	18,598	429
*	Xinxiang Chemical Fiber Co. Ltd. Class A	742,600	427
	China Vanke Co. Ltd. Class A	416,700	424
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	424
	Jiangsu Expressway Co. Ltd. Class H	430,000	422
11

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang NHU Co. Ltd. Class A	159,476	422
	Guangdong Haid Group Co. Ltd. Class A	61,077	420
	XCMG Construction Machinery Co. Ltd. Class A	431,000	417
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	417
	China Cinda Asset Management Co. Ltd. Class H	4,614,000	416
*	Huaneng Power International Inc. Class A	315,900	408
	FinVolution Group ADR	85,405	407
	GF Securities Co. Ltd. Class A	223,100	406
*,1	EHang Holdings Ltd. ADR	22,759	406
	Shanghai International Port Group Co. Ltd. Class A	523,300	405
	WuXi AppTec Co. Ltd. Class A	67,184	404
	Jiangsu Expressway Co. Ltd. Class A	261,600	401
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	398
[1]	Onewo Inc. Class H	150,600	397
*,2	Maoyan Entertainment	318,800	394
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	393
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	389
	Yutong Bus Co. Ltd. Class A	110,000	388
	China Water Affairs Group Ltd.	622,000	386
*	Microport Scientific Corp.	484,652	385
	Montage Technology Co. Ltd. Class A	55,380	385
*,1,2	Keymed Biosciences Inc.	89,000	382
[1,2]	Orient Securities Co. Ltd. Class H	920,800	381
	Xtep International Holdings Ltd.	595,000	376
	BOE Technology Group Co. Ltd. Class B	1,145,300	375
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	375
	Beijing Roborock Technology Co. Ltd. Class A	6,379	373
	People's Insurance Co. Group of China Ltd. Class A	514,600	371
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	370
		Shares	Market Value• ($000)
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	368
	Ganfeng Lithium Co. Ltd. Class A	75,080	364
*	Satellite Chemical Co. Ltd. Class A	136,887	364
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	364
*	China High Speed Railway Technology Co. Ltd. Class A	1,205,700	363
*,1,2,3	New Horizon Health Ltd.	201,000	363
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	362
	Shenzhen Topband Co. Ltd. Class A	259,000	362
*,1	Fenbi Ltd.	650,500	359
	Jinko Solar Co. Ltd. Class A	345,119	359
*,2	Cloud Music Inc.	28,700	355
	Anhui Expressway Co. Ltd. Class H	322,000	354
	Poly Property Services Co. Ltd. Class H	87,100	354
	Tsingtao Brewery Co. Ltd. Class A	31,400	354
*	China Eastern Airlines Corp. Ltd. Class A	669,200	354
*	Tellhow Sci-Tech Co. Ltd. Class A	517,900	354
*,2	Luye Pharma Group Ltd.	1,002,500	353
*,2	China Huarong Asset Management Co. Ltd. Class H	7,787,000	350
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	350
	GoerTek Inc. Class A	160,800	349
	Leyard Optoelectronic Co. Ltd. Class A	506,800	349
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	349
	Jiangxi Copper Co. Ltd. Class A	97,300	349
	Sichuan Chuantou Energy Co. Ltd. Class A	150,600	348
	Gemdale Properties & Investment Corp. Ltd.	9,762,000	347
	Lao Feng Xiang Co. Ltd. Class B	86,994	346
	Zhejiang Juhua Co. Ltd. Class A	106,100	346
	Weibo Corp. ADR	40,070	345
	Huadong Medicine Co. Ltd. Class A	76,030	345
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	344
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	344
	Caitong Securities Co. Ltd. Class A	325,168	343
		Shares	Market Value• ($000)
*,1	Golden Solar New Energy Technology Holdings Ltd.	560,000	343
	Yili Chuanning Biotechnology Co. Ltd. Class A	188,900	343
	Hygon Information Technology Co. Ltd. Class A	31,873	343
	China Coal Energy Co. Ltd. Class A	208,800	339
	Everbright Securities Co. Ltd. Class A	148,900	339
	China Suntien Green Energy Corp. Ltd. Class H	824,000	338
	Suzhou TFC Optical Communication Co. Ltd. Class A	15,400	337
	Oriental Pearl Group Co. Ltd. Class A	354,800	337
	Shoucheng Holdings Ltd.	1,871,600	336
	Huatai Securities Co. Ltd. Class A	176,900	335
	Metallurgical Corp. of China Ltd. Class A	742,600	334
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	40,087	332
*	Shandong Humon Smelting Co. Ltd. Class A	198,200	331
	Gongniu Group Co. Ltd. Class A	20,100	331
	Shougang Fushan Resources Group Ltd.	867,524	330
	TBEA Co. Ltd. Class A	169,650	330
	Yangzijiang Financial Holding Ltd.	1,432,536	329
*	Beijing Water Business Doctor Co. Ltd. Class A	488,900	327
	China BlueChemical Ltd. Class H	1,028,000	326
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	212,700	325
	Beijing Tongrentang Co. Ltd. Class A	55,761	325
*	Adicon Holdings Ltd.	218,500	325
	Datang International Power Generation Co. Ltd. Class H	1,648,000	324
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	324
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	323
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	323
	Yankuang Energy Group Co. Ltd. Class A	101,550	323
	Befar Group Co. Ltd. Class A	584,200	323
12

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	322
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	321
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	320
[2]	Jinxin Fertility Group Ltd.	949,500	320
*	Air China Ltd. Class A	314,400	320
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	320
	Tianqi Lithium Corp. Class A (XSEC)	58,648	318
*	Nine Dragons Paper Holdings Ltd.	716,000	316
	Sinolink Securities Co. Ltd. Class A	262,300	316
	Metallurgical Corp. of China Ltd. Class H	1,618,000	315
[2]	Jiumaojiu International Holdings Ltd.	500,000	314
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	314
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	802,000	314
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	313
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	312
*,1	COFCO Joycome Foods Ltd.	1,369,000	311
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	310
*	360 Security Technology Inc. Class A	264,998	310
	Ningbo Tuopu Group Co. Ltd. Class A	36,000	310
	China National Chemical Engineering Co. Ltd. Class A	326,900	310
	Guobo Electronics Co. Ltd. Class A	30,409	309
	China Education Group Holdings Ltd.	545,000	308
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	308
	China Reinsurance Group Corp. Class H	4,331,000	308
*	Ming Yuan Cloud Group Holdings Ltd.	988,000	308
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	50,778	307
		Shares	Market Value• ($000)
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	307
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	307
	Beijing Aerospace Changfeng Co. Ltd. Class A	259,000	306
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	305
	GalaxyCore Inc. Class A	133,842	305
*	National Silicon Industry Group Co. Ltd. Class A	166,391	304
*	Neusoft Corp. Class A	261,300	303
	China Animal Husbandry Industry Co. Ltd. Class A	249,300	303
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	302
	Hainan Mining Co. Ltd. Class A	303,700	302
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	301
	Youngor Group Co. Ltd. Class A	279,400	301
*	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	300
*	ANE Cayman Inc.	450,500	300
	CIMC Enric Holdings Ltd.	302,000	299
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	299
	New China Life Insurance Co. Ltd. Class A	68,800	298
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	298
	Yealink Network Technology Corp. Ltd. Class A	60,942	296
	Shenergy Co. Ltd. Class A	251,500	295
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	295
	Changchun High & New Technology Industry Group Inc. Class A	18,846	293
	Huaneng Lancang River Hydropower Inc. Class A	219,800	290
	Shenzhen Expressway Corp. Ltd. Class H	318,000	289
	Livzon Pharmaceutical Group Inc. Class A	52,281	289
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	289
		Shares	Market Value• ($000)
	Walvax Biotechnology Co. Ltd. Class A	142,600	289
[2]	Angelalign Technology Inc.	28,753	288
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	287
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	286
	CSG Holding Co. Ltd. Class B	936,406	286
	Skyworth Group Ltd.	695,340	286
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	205,600	286
	China Jinmao Holdings Group Ltd.	3,358,000	285
	Guoyuan Securities Co. Ltd. Class A	304,220	285
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	284
*,1,2	Remegen Co. Ltd. Class H	80,500	284
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	284
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	283
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	282
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	282
	Hubei Energy Group Co. Ltd. Class A	354,400	282
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	282
	AVIC Chengdu UAS Co. Ltd. Class A	55,316	281
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	280
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	127,100	280
	Haitong Securities Co. Ltd. Class A	242,200	279
*	Yintai Gold Co. Ltd. Class A	109,560	278
	Zangge Mining Co. Ltd. Class A	70,099	278
[1]	Tianneng Power International Ltd.	360,000	277
*	Hopson Development Holdings Ltd.	582,416	277
	COSCO SHIPPING Holdings Co. Ltd. Class A	169,900	276
*	Guangshen Railway Co. Ltd. Class A	614,800	276
13

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	276
	China International Marine Containers Group Co. Ltd. Class H	325,500	275
*	Hiconics Eco-energy Technology Co. Ltd. Class A	374,100	274
	Nanjing Securities Co. Ltd. Class A	241,400	273
[2]	Sunac Services Holdings Ltd.	1,099,055	273
	Shanghai Industrial Holdings Ltd.	194,000	271
*	New Hope Liuhe Co. Ltd. Class A	220,700	271
*	Hengli Petrochemical Co. Ltd. Class A	126,900	271
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	270
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	174,500	270
	Huaxin Cement Co. Ltd. Class H	302,600	270
	Sinopec Kantons Holdings Ltd.	526,000	269
*,2	Bairong Inc.	215,000	269
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	268
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	268
	Supcon Technology Co. Ltd. Class A	40,692	267
	HLA Group Corp. Ltd. Class A	210,100	264
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	263
	Wens Foodstuffs Group Co. Ltd. Class A	99,060	262
	Huayu Automotive Systems Co. Ltd. Class A	115,600	262
	COFCO Sugar Holding Co. Ltd. Class A	189,700	262
	Yabao Pharmaceutical Group Co. Ltd. Class A	289,000	262
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	261
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	261
	Imeik Technology Development Co. Ltd. Class A	8,820	261
*	Lifan Technology Group Co. Ltd. Class A	590,800	261
*	Spring Airlines Co. Ltd. Class A	33,300	260
	Xi'An Shaangu Power Co. Ltd. Class A	215,000	260
[1,2]	Everbright Securities Co. Ltd. Class H	368,800	259
		Shares	Market Value• ($000)
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	258
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	258
	Hisense Visual Technology Co. Ltd. Class A	67,200	258
*	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	257
[1]	Tianqi Lithium Corp. Class H	66,600	256
	APT Medical Inc. Class A	3,694	256
	Sieyuan Electric Co. Ltd. Class A	28,400	255
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	56,300	254
	Shui On Land Ltd.	2,712,000	253
	LB Group Co. Ltd. Class A	87,600	253
*	Loongson Technology Corp. Ltd. Class A	21,449	253
	CITIC Heavy Industries Co. Ltd. Class A	424,000	253
	ENN Natural Gas Co. Ltd. Class A	101,270	252
	Eoptolink Technology Inc. Ltd. Class A	21,366	251
	Aisino Corp. Class A	214,300	251
	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	250
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	249
	Sun Art Retail Group Ltd.	1,199,500	248
	Guanghui Energy Co. Ltd. Class A	243,700	248
	Yunnan Aluminium Co. Ltd. Class A	125,400	247
	Hexing Electrical Co. Ltd. Class A	39,100	246
	China Energy Engineering Corp. Ltd. Class H	2,456,000	246
	Industrial Securities Co. Ltd. Class A	318,650	245
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	624,100	245
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	245
	Towngas Smart Energy Co. Ltd.	628,000	242
	Great Wall Motor Co. Ltd. Class A	67,131	242
*,1,2	InnoCare Pharma Ltd.	411,000	242
	Digital China Holdings Ltd.	659,499	241
	Concord New Energy Group Ltd.	3,100,000	241
	Henan Pinggao Electric Co. Ltd. Class A	117,700	241
		Shares	Market Value• ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	241
	Qilu Bank Co. Ltd. Class A	366,100	241
*	Lingyuan Iron & Steel Co. Ltd. Class A	1,011,800	241
*	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	241
*	XD Inc.	128,600	240
	Flat Glass Group Co. Ltd. Class A	65,700	240
	Consun Pharmaceutical Group Ltd.	320,000	239
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	239
*	Kunlun Tech Co. Ltd. Class A	43,700	239
	GigaDevice Semiconductor Inc. Class A	22,151	239
*	Seazen Group Ltd.	1,385,754	239
	Mango Excellent Media Co. Ltd. Class A	74,026	238
	NetDragon Websoft Holdings Ltd.	170,000	238
	Canny Elevator Co. Ltd. Class A	247,800	238
*	Tuya Inc. ADR	135,745	238
	Xi'an Bright Laser Technologies Co. Ltd. Class A	22,167	238
	Yuexiu Transport Infrastructure Ltd.	476,000	236
[1]	China Risun Group Ltd.	584,000	235
	Huagong Tech Co. Ltd. Class A	51,100	234
	Maxscend Microelectronics Co. Ltd. Class A	18,772	234
[2]	Asiainfo Technologies Ltd.	258,800	233
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	233
	Shengyi Technology Co. Ltd. Class A	87,300	233
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	233
	Canvest Environmental Protection Group Co. Ltd.	449,000	232
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	232
*	Lifetech Scientific Corp.	1,059,998	232
	Lao Feng Xiang Co. Ltd. Class A	21,700	231
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	231
*	JA Solar Technology Co. Ltd. Class A	117,899	231
	JCET Group Co. Ltd. Class A	65,500	231
	YTO Express Group Co. Ltd. Class A	105,100	230
14

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Baosight Software Co. Ltd. Class A	40,772	230
	Changzheng Engineering Technology Co. Ltd. Class A	126,800	230
*	Juneyao Airlines Co. Ltd. Class A	135,100	229
	Anhui Heli Co. Ltd. Class A	68,800	228
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	36,795	228
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	69,500	227
	Hualan Biological Engineering Inc. Class A	84,275	226
	Chongqing Brewery Co. Ltd. Class A	23,300	226
	Hangcha Group Co. Ltd. Class A	54,500	225
	Fujian Longking Co. Ltd. Class A	118,200	224
*,2	Ascentage Pharma Group International	98,300	223
	Trina Solar Co. Ltd. Class A	76,264	223
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	223
	Xiamen C & D Inc. Class A	161,800	222
	Yonyou Network Technology Co. Ltd. Class A	137,925	221
*	China Eastern Airlines Corp. Ltd. Class H	858,000	221
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	221
	Neway Valve Suzhou Co. Ltd. Class A	85,600	220
	ZhongYeDa Electric Co. Ltd. Class A	188,400	220
*	Beijing Shougang Co. Ltd. Class A	498,800	219
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	219
*	Greenland Holdings Corp. Ltd. Class A	862,700	218
	Huadian Power International Corp. Ltd. Class A	234,000	218
*	Founder Technology Group Corp. Class A	606,400	218
*	Zhejiang Century Huatong Group Co. Ltd. Class A	336,100	217
	Qingdao Hanhe Cable Co. Ltd. Class A	421,600	217
	Hundsun Technologies Inc. Class A	76,751	217
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	216
		Shares	Market Value• ($000)
	Shanghai Environment Group Co. Ltd. Class A	168,200	216
	Shanghai Maling Aquarius Co. Ltd. Class A	246,300	216
	Anjoy Foods Group Co. Ltd. Class A	17,000	216
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	214
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	436,984	214
	PAX Global Technology Ltd.	255,000	213
	Bestsun Energy Co. Ltd. Class A	407,400	213
*	Zhongyu Energy Holdings Ltd.	338,000	211
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	210
	Western Mining Co. Ltd. Class A	76,100	210
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	210
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	209
*,1,2	Yidu Tech Inc.	390,500	208
	China Jushi Co. Ltd. Class A	125,730	207
	Liaoning Cheng Da Co. Ltd. Class A	145,200	207
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	206
	Piotech Inc. Class A	8,271	206
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	205
	Shenzhen Investment Ltd.	1,603,953	204
	West China Cement Ltd.	1,334,000	204
*	Wingtech Technology Co. Ltd. Class A	47,000	203
*	Sinopec Oilfield Service Corp. Class A	787,700	203
	JNBY Design Ltd.	111,500	203
	Shanghai Huayi Group Co. Ltd. Class A	221,800	203
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	202
	AIMA Technology Group Co. Ltd. Class A	41,697	202
	Wangsu Science & Technology Co. Ltd. Class A	154,300	201
	SG Micro Corp. Class A (XSHE)	19,017	201
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	201
	TCL Electronics Holdings Ltd.	304,333	200
[2]	China New Higher Education Group Ltd.	672,000	200
		Shares	Market Value• ($000)
*,1,2	Alphamab Oncology	334,000	200
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	200
*	Kingsoft Cloud Holdings Ltd.	956,010	200
	Servyou Software Group Co. Ltd. Class A	58,000	200
*	Zhihu Inc. ADR	292,368	199
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	198
	Yunnan Energy New Material Co. Ltd. Class A	34,500	198
	CGN Power Co. Ltd. Class A	349,900	198
	Beijing Jingneng Power Co. Ltd. Class A	421,200	198
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	197
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	197
	CIMC Vehicles Group Co. Ltd. Class A	146,400	197
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	197
	Glarun Technology Co. Ltd. Class A	99,600	196
*,1	Xinte Energy Co. Ltd. Class H	175,600	196
*	Vantone Neo Development Group Co. Ltd. Class A	183,800	196
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	195
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	195
*,1,2	Weimob Inc.	1,116,000	195
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	195
	Estun Automation Co. Ltd. Class A (XSEC)	87,500	194
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	194
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	194
[2]	Legend Holdings Corp. Class H	275,100	194
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	64,600	193
	AVIC Industry-Finance Holdings Co. Ltd. Class A	470,300	193
	Shanghai Electric Power Co. Ltd. Class A	152,500	193
15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	193
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	193
	Xinyi Energy Holdings Ltd.	1,372,200	192
	Sichuan Jiuzhou Electric Co. Ltd. Class A	109,500	192
	China International Capital Corp. Ltd. Class A	41,900	192
	Shanghai Huafon Aluminium Corp. Class A	70,200	192
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	192
	First Tractor Co. Ltd. Class H	184,000	191
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	191
	China Lesso Group Holdings Ltd.	453,000	190
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	190
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	189
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	188
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	188
	Beijing Tiantan Biological Products Corp. Ltd. Class A	47,400	188
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	188
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	12,673	187
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	186
	An Hui Wenergy Co. Ltd. Class A	162,200	186
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	186
*	Harbin Hatou Investment Co. Ltd. Class A	256,200	186
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	186
	Hunan Valin Steel Co. Ltd. Class A	257,000	185
*	Sohu.com Ltd. ADR	16,045	185
	Lingyi iTech Guangdong Co. Class A	259,100	185
		Shares	Market Value• ($000)
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	93,500	185
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	185
[2]	Simcere Pharmaceutical Group Ltd.	268,000	184
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	183
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	183
	China Resources Microelectronics Ltd. Class A	36,484	183
	Huaming Power Equipment Co. Ltd. Class A	65,400	183
	China Coal Xinji Energy Co. Ltd. Class A	148,200	183
	CPMC Holdings Ltd.	213,000	182
	Angang Steel Co. Ltd. Class H	1,100,800	181
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	181
	Sailun Group Co. Ltd. Class A	79,000	181
	China Oriental Group Co. Ltd.	1,352,000	180
	Western Securities Co. Ltd. Class A	176,322	180
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,040	180
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	180
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	179
	Bank of Chongqing Co. Ltd. Class H	295,500	179
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	179
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	178
	CNGR Advanced Material Co. Ltd. Class A	24,700	178
	Nanjing Cosmos Chemical Co. Ltd. Class A	16,000	178
	China Shineway Pharmaceutical Group Ltd.	150,000	177
*	Unisplendour Corp. Ltd. Class A	61,740	177
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	228,600	177
	Sanwei Holding Group Co. Ltd. Class A	88,600	177
	China Everbright Ltd.	330,000	176
		Shares	Market Value• ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	176
*	OFILM Group Co. Ltd. Class A	144,400	175
	CECEP Solar Energy Co. Ltd. Class A	245,590	175
*	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	175
	Sinochem International Corp. Class A	309,300	175
	Poly Property Group Co. Ltd.	952,000	174
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	174
	Hesteel Co. Ltd. Class A	577,400	174
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	174
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	173
	Health & Happiness H&H International Holdings Ltd.	133,236	173
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	173
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	172
	Livzon Pharmaceutical Group Inc. Class H	50,106	172
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	172
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	172
*	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	172
[2]	A-Living Smart City Services Co. Ltd.	448,750	171
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	3,830	171
	Meihua Holdings Group Co. Ltd. Class A	111,623	171
	Weaver Network Technology Co. Ltd. Class A	33,900	169
	Sinoma International Engineering Co. Class A	96,700	169
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	170,100	169
	Guosen Securities Co. Ltd. Class A	136,055	168
*	China Grand Automotive Services Group Co. Ltd. Class A	816,100	168
	Hang Zhou Great Star Industrial Co. Ltd. Class A	48,000	167
16

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	167
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	167
*	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	167
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	166
	Anhui Expressway Co. Ltd. Class A	92,100	166
	Orient Securities Co. Ltd. Class A	144,208	166
	Lee & Man Paper Manufacturing Ltd.	549,000	165
	Sonoscape Medical Corp. Class A	29,000	165
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	165
	Accelink Technologies Co. Ltd. Class A	32,100	165
	Shenzhen Aisidi Co. Ltd. Class A	99,300	165
	Sichuan Expressway Co. Ltd. Class A	215,200	165
	Capital Securities Co. Ltd. Class A	51,400	165
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	164
	China Modern Dairy Holdings Ltd.	1,979,500	164
	TongFu Microelectronics Co. Ltd. Class A	57,700	164
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	163
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	162
	People.cn Co. Ltd. Class A	47,600	162
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	162
	Chongqing Chuanyi Automation Co. Ltd. Class A	44,000	162
	Lonking Holdings Ltd.	877,000	161
[2]	AK Medical Holdings Ltd.	216,000	161
*	Wanda Film Holding Co. Ltd. Class A	80,000	161
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	161
	By-health Co. Ltd. Class A	73,300	160
[2]	Medlive Technology Co. Ltd.	152,500	160
	Eastern Air Logistics Co. Ltd. Class A	63,599	160
*,1,2	Haichang Ocean Park Holdings Ltd.	1,564,000	160
		Shares	Market Value• ($000)
	Shanghai United Imaging Healthcare Co. Ltd. Class A	8,782	160
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	160
	China Overseas Grand Oceans Group Ltd.	739,500	159
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	159
	Ningbo Deye Technology Co. Class A	12,348	159
	Jizhong Energy Resources Co. Ltd. Class A	152,500	158
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	158
	Bluestar Adisseo Co. Class A	114,500	158
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	158
	Sunresin New Materials Co. Ltd. Class A	24,525	158
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	158
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	157
*	CSG Smart Science&Technology Co. Ltd. Class A	186,700	157
	Ninestar Corp. Class A	45,100	157
	China Resources Medical Holdings Co. Ltd.	298,090	157
	Hangzhou EZVIZ Network Co. Ltd. Class A	22,683	157
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	51,800	156
	Gansu Energy Chemical Co. Ltd. Class A	321,500	156
	Goldwind Science & Technology Co. Ltd.	387,365	155
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	155
*	Beijing Forever Technology Co. Ltd. Class A	212,400	155
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	155
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	465,900	155
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	155
	Pharmaron Beijing Co. Ltd. Class A	57,019	154
		Shares	Market Value• ($000)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	154
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	147,000	154
	Bank of Xi'an Co. Ltd. Class A	311,700	154
	SDIC Capital Co. Ltd. Class A	174,100	153
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	153
*	New Guomai Digital Culture Co. Ltd. Class A	86,800	153
	CGN New Energy Holdings Co. Ltd.	510,000	152
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	152
	Shenghe Resources Holding Co. Ltd. Class A	111,500	151
*	Taiyuan Heavy Industry Co. Ltd. Class A	504,400	151
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	151
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	150
	Winning Health Technology Group Co. Ltd. Class A	158,600	150
	Datang International Power Generation Co. Ltd. Class A	361,800	150
	Offshore Oil Engineering Co. Ltd. Class A	170,900	150
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	149
	Shenzhen Expressway Corp. Ltd. Class A	106,900	149
*	Chengtun Mining Group Co. Ltd. Class A	221,700	149
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	623,000	149
	Shenzhen Envicool Technology Co. Ltd. Class A	32,600	149
	GEM Co. Ltd. Class A	153,900	148
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	148
	Hunan Gold Corp. Ltd. Class A	68,600	147
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	147
17

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hengtong Optic-electric Co. Ltd. Class A	75,300	147
	Central China Securities Co. Ltd. Class A	282,700	147
*	Bio-Thera Solutions Ltd. Class A	32,280	147
*	Gotion High-tech Co. Ltd. Class A	56,400	146
	GRG Banking Equipment Co. Ltd. Class A	88,897	146
	China National Software & Service Co. Ltd. Class A	35,100	146
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	82,800	146
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	146
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	145
	Liaoning Port Co. Ltd. Class A	729,600	145
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	144
*,1,2	Arrail Group Ltd.	180,000	144
[2]	Pharmaron Beijing Co. Ltd. Class H	116,623	143
	Jiangsu Shagang Co. Ltd. Class A	257,800	142
*,2	CARsgen Therapeutics Holdings Ltd.	186,000	141
*	Willfar Information Technology Co. Ltd. Class A	29,405	141
*	BeiGene Ltd. Class A	7,712	141
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	141
	Mehow Innovative Ltd. Class A	39,900	141
	China Enterprise Co. Ltd. Class A	358,800	140
	Western Superconducting Technologies Co. Ltd. Class A	25,721	140
	Guangdong Shirongzhaoye Co. Ltd. Class A	185,200	140
	JCHX Mining Management Co. Ltd. Class A	18,900	139
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	138
	China Rare Earth Resources And Technology Co. Ltd. Class A	35,700	138
*	Shanghai Electric Group Co. Ltd. Class A	232,100	138
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	138
		Shares	Market Value• ($000)
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	137
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	137
*	Tianshan Aluminum Group Co. Ltd. Class A	131,700	137
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	137
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	137
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	136
	Yuexiu REIT	1,220,817	135
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	135
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	144,232	135
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	14,900	135
	Advanced Technology & Materials Co. Ltd. Class A	110,200	134
*,1	Jinke Smart Services Group Co. Ltd. Class H	115,500	134
	Sinomine Resource Group Co. Ltd. Class A	27,440	134
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	134
	Jointown Pharmaceutical Group Co. Ltd. Class A	117,233	133
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	133
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	133
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	436,700	133
	China Greatwall Technology Group Co. Ltd. Class A	98,400	132
	SooChow Securities Co. Ltd. Class A	140,608	132
	Eastroc Beverage Group Co. Ltd. Class A	4,500	132
	Chervon Holdings Ltd.	54,400	132
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	131
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	131
[2]	Blue Moon Group Holdings Ltd.	466,000	131
*	Jiangxi Ganneng Co. Ltd. Class A	90,200	131
		Shares	Market Value• ($000)
*	IRICO Display Devices Co. Ltd. Class A	117,500	131
	Tiangong International Co. Ltd.	604,000	130
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	130
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	130
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	130
	KPC Pharmaceuticals Inc. Class A	41,500	130
	Haining China Leather Market Co. Ltd. Class A	258,700	130
	China Lilang Ltd.	210,000	128
	Ecovacs Robotics Co. Ltd. Class A	18,800	128
	China World Trade Center Co. Ltd. Class A	39,900	128
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	128
	Dongguan Development Holdings Co. Ltd. Class A	92,200	128
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	128
	Shanxi Coking Co. Ltd. Class A	205,090	128
	Jiangsu Pacific Quartz Co. Ltd.Class A	11,900	128
	Guangzhou Port Co. Ltd. Class A	276,000	128
	BOE Varitronix Ltd.	184,527	127
	Amoy Diagnostics Co. Ltd. Class A	42,200	127
	China Foods Ltd.	332,000	127
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	127
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	127
	CECEP Wind-Power Corp. Class A	293,280	127
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	127
	Sino Biological Inc. Class A	13,097	127
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	127
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	126
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	126
	CNPC Capital Co. Ltd. Class A	155,800	126
18

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Qi An Xin Technology Group Inc. Class A	29,697	126
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	126
	Maanshan Iron & Steel Co. Ltd. Class A	382,200	125
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	125
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	125
	CNOOC Energy Technology & Services Ltd. Class A	221,900	124
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	124
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	124
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	124
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	534,500	123
*	Vnet Group Inc. ADR	72,846	123
	Xiamen Tungsten Co. Ltd. Class A	46,600	123
	Kingnet Network Co. Ltd. Class A	75,700	123
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	123
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	122
	Rongan Property Co. Ltd. Class A	364,100	122
*	ChemPartner PharmaTech Co. Ltd. Class A	168,100	122
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	122
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	122
	Xiangcai Co. Ltd. Class A	126,300	122
*	iRay Technology Co. Ltd. Class A	4,442	122
	China XD Electric Co. Ltd. Class A	125,287	122
	Xiamen Faratronic Co. Ltd. Class A	8,900	121
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	121
	Sino GeoPhysical Co. Ltd. Class A	62,700	121
	Empyrean Technology Co. Ltd. Class A	11,200	121
	China National Accord Medicines Corp. Ltd. Class A	24,700	120
	Zhejiang Supor Co. Ltd. Class A	14,795	120
		Shares	Market Value• ($000)
	Hangzhou First Applied Material Co. Ltd. Class A	32,081	120
	China Yongda Automobiles Services Holdings Ltd.	442,000	120
	Wushang Group Co. Ltd. Class A	114,800	120
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	120
*	Greattown Holdings Ltd. Class A	220,800	120
*	Jilin Yatai Group Co. Ltd. Class A	641,100	120
*	Remegen Co. Ltd. Class A	15,707	120
	Jade Bird Fire Co. Ltd. Class A	59,490	119
	Giant Network Group Co. Ltd. Class A	73,700	119
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	118
*,3	Guolian Securities Co. Ltd. Class A	82,200	118
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	118
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	117
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,553	117
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	117
*	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	116
	Innuovo Technology Co. Ltd. Class A	135,300	116
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	116
	Hangzhou Iron & Steel Co. Class A	166,400	116
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	115
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	115
	Ingenic Semiconductor Co. Ltd. Class A	13,200	115
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	115
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	115
	Jingjin Equipment Inc. Class A	35,880	115
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	114
		Shares	Market Value• ($000)
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	114
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	53,200	114
	Gemdale Corp. Class A	206,200	113
	Maccura Biotechnology Co. Ltd. Class A	62,700	113
	Fujian Funeng Co. Ltd. Class A	82,244	113
	Goldenmax International Group Ltd. Class A	118,600	113
	Unilumin Group Co. Ltd. Class A	144,822	113
*	Talkweb Information System Co. Ltd. Class A	58,700	113
*,2,3	Peijia Medical Ltd.	241,000	113
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	113
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	113
*	FIH Mobile Ltd.	1,002,000	112
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	112
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	112
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	112
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	112
	First Capital Securities Co. Ltd. Class A	141,900	112
	Western Region Gold Co. Ltd. Class A	66,000	112
	Ningbo Shanshan Co. Ltd. Class A	68,800	112
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	63,525	112
	Hainan Haide Capital Management Co. Ltd. Class A	82,100	112
	Kangji Medical Holdings Ltd.	120,500	111
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	111
	Risen Energy Co. Ltd. Class A	62,100	111
*	Nanjing Tanker Corp. Class A	216,800	111
	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	110
	BBMG Corp. Class H	1,331,000	110
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	110
19

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	110
*	Tongkun Group Co. Ltd. Class A	58,000	110
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	110
	Dongxing Securities Co. Ltd. Class A	89,900	109
	Thunder Software Technology Co. Ltd. Class A	16,200	109
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	109
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	109
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	109
	China South Publishing & Media Group Co. Ltd. Class A	65,600	109
	Dongfang Electric Corp. Ltd. Class A	46,700	109
	Ginlong Technologies Co. Ltd. Class A	14,755	109
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	109
*,3	China Dili Group	1,288,303	109
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	109
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	44,500	109
	China Baoan Group Co. Ltd. Class A	74,500	108
	Goldwind Science & Technology Co. Ltd. Class A	102,900	108
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	65,900	108
	Beijing United Information Technology Co. Ltd. Class A	30,196	108
	Bank of Changsha Co. Ltd. Class A	96,300	108
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	113,100	108
	Xiamen Xiangyu Co. Ltd. Class A	116,103	108
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	108
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	196,300	107
*	Guosheng Financial Holding Inc. Class A	65,600	107
*	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	107
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	107
		Shares	Market Value• ($000)
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	107
*	Shandong Hi-Speed New Energy Group Ltd.	432,800	107
	Sanchuan Wisdom Technology Co. Ltd. Class A	219,200	107
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	173,400	107
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	107
	Changjiang Securities Co. Ltd. Class A	135,520	106
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	106
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	106,800	106
	IReader Technology Co. Ltd. Class A	33,200	106
	Ming Yang Smart Energy Group Ltd. Class A	78,400	106
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	106
	Xinjiang Joinworld Co. Ltd. Class A	97,200	106
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	105
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	105
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	105
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	105
	Amlogic Shanghai Co. Ltd. Class A	13,191	105
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	105
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	104
	Weifu High-Technology Group Co. Ltd. Class A	40,800	104
	Shenzhen Energy Group Co. Ltd. Class A	104,400	104
	IKD Co. Ltd. Class A	39,200	104
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	104
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	104
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	104
		Shares	Market Value• ($000)
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	104
	Guangzhou Development Group Inc. Class A	118,600	104
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	103
	DBG Technology Co. Ltd. Class A	33,200	103
	China Meidong Auto Holdings Ltd.	318,000	103
	Shandong Hi-speed Co. Ltd. Class A	85,500	103
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	103
	Ningbo Joyson Electronic Corp. Class A	42,800	103
	Autohome Inc. Class A	16,144	103
	China Wafer Level Csp Co. Class A	42,300	103
	China Kings Resources Group Co. Ltd. Class A	22,540	103
	Jihua Group Corp. Ltd. Class A	268,300	103
	Weifu High-Technology Group Co. Ltd. Class B	70,000	102
	Xiamen ITG Group Corp. Ltd. Class A	100,000	102
*	Yanlord Land Group Ltd.	312,100	102
	Angang Steel Co. Ltd. Class A	308,400	102
*	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	102
	Beijing Strong Biotechnologies Inc. Class A	39,900	102
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	102
*	Dada Nexus Ltd. ADR	49,657	101
	Sinoma Science & Technology Co. Ltd. Class A	47,400	101
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	101
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	101
*	LVGEM China Real Estate Investment Co. Ltd.	982,000	101
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	101
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	101
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	101
20

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	100
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	100
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	100
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	100
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	100
	Xianhe Co. Ltd. Class A	39,900	100
*,1	CMGE Technology Group Ltd.	590,000	100
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,800	100
	Sharetronic Data Technology Co. Ltd. Class A	11,600	100
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	99
[1]	China South City Holdings Ltd.	4,116,000	99
*	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	99
*,2	CanSino Biologics Inc. Class H	43,400	99
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	99
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	99
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	11,198	99
	HUYA Inc. ADR	21,936	98
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	98
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	98
*	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	98
*,2,3	China Renaissance Holdings Ltd.	105,800	98
	Henan Liliang Diamond Co. Ltd. Class A	21,120	98
*	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	98
	Geovis Technology Co. Ltd. Class A	13,256	98
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	98
	Renhe Pharmacy Co. Ltd. Class A	108,300	97
		Shares	Market Value• ($000)
	Sunwoda Electronic Co. Ltd. Class A	46,100	97
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	97
	Songcheng Performance Development Co. Ltd. Class A	64,640	97
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	97
	China Zheshang Bank Co. Ltd. Class A	233,870	97
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	97
	Ningbo Yunsheng Co. Ltd. Class A	117,000	97
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	96
	Luxi Chemical Group Co. Ltd. Class A	60,000	96
	Yunnan Tin Co. Ltd. Class A	42,400	96
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	96
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	96
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	96
[1,2]	Linklogis Inc. Class B	438,000	96
	Inner Mongolia Mining Co. Ltd. Class A	64,396	96
	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	96
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	96
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	96
	Sichuan Changhong Electric Co. Ltd. Class A	125,900	96
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	96
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	100,573	95
*	SOHO China Ltd.	983,000	95
*	Beijing Sinnet Technology Co. Ltd. Class A	73,800	95
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	95
	Xinhu Zhongbao Co. Ltd. Class A	323,300	95
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	95
		Shares	Market Value• ($000)
	Zhongmin Energy Co. Ltd. Class A	152,200	95
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	94
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	94
	AVICOPTER plc Class A	16,400	94
	Digital China Group Co. Ltd. Class A	22,200	94
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	94
*	Beken Corp. Class A	32,300	94
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	94
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	94
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	93
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	93
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	93
*	Yeahka Ltd.	70,800	93
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	93
	Zhuhai Port Co. Ltd. Class A	136,800	93
	Foryou Corp. Class A	21,600	93
	Levima Advanced Materials Corp. Class A	39,400	93
*	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	93
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	93
	Shanghai Bailian Group Co. Ltd. Class B	193,500	92
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	92
[2]	China East Education Holdings Ltd.	306,500	92
	Xuji Electric Co. Ltd. Class A	25,200	92
*	NavInfo Co. Ltd. Class A	89,500	92
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	92
	Tangrenshen Group Co. Ltd. Class A	115,400	92
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	92
[2]	Red Star Macalline Group Corp. Ltd. Class H	463,655	92
21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Porton Pharma Solutions Ltd. Class A	39,997	92
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	91
*	Guangshen Railway Co. Ltd. Class H	336,000	91
	Venustech Group Inc. Class A	33,500	91
	Beijing Enlight Media Co. Ltd. Class A	70,600	91
	Huafon Chemical Co. Ltd. Class A	81,100	91
*	Aotecar New Energy Technology Co. Ltd. Class A	234,200	91
	Hangjin Technology Co. Ltd. Class A	23,800	91
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	91
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	91
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	5,033	91
*	Ningbo Xusheng Group Co. Ltd. Class A	48,438	91
*	DingDong Cayman Ltd. ADR	66,118	91
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	91
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	91
*	Wintime Energy Group Co. Ltd. Class A	490,400	91
	Skshu Paint Co. Ltd. Class A	19,160	90
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	90
*	Fangda Carbon New Material Co. Ltd. Class A	128,935	90
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	90
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	90
*	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	90
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	89
	China CAMC Engineering Co. Ltd. Class A	84,700	89
	China International Marine Containers Group Co. Ltd. Class A	70,800	89
	China Tobacco International HK Co. Ltd.	58,000	89
		Shares	Market Value• ($000)
	TangShan Port Group Co. Ltd. Class A	145,900	89
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	89
	Transfar Zhilian Co. Ltd. Class A	143,400	89
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	89
*	China Railway Materials Co. Class A	244,900	89
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	89
	INESA Intelligent Tech Inc. Class A	49,000	89
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	89
*,2,3	Venus MedTech Hangzhou Inc. Class H	122,500	88
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	88
	Jilin Electric Power Co. Ltd. Class A	135,100	88
*	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	88
	Shenzhen SC New Energy Technology Corp. Class A	9,300	88
*	Pacific Securities Co Ltd./The/China Class A	183,100	88
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	88
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	88
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	88
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	54,886	88
[3]	Jilin Sino-Microelectronics Co. Ltd. Class A	103,300	88
*,1	Agile Group Holdings Ltd.	1,147,500	87
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	87
	Shenzhen SED Industry Co. Ltd. Class A	36,000	87
	Shandong Iron and Steel Co. Ltd. Class A	483,900	87
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	87
*	Guangzhou R&F Properties Co. Ltd. Class H	707,400	86
		Shares	Market Value• ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	86
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	86
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	86
	Sai Micro Electronics Inc. Class A	34,800	86
*,2	Ocumension Therapeutics	94,000	86
	Tibet Mineral Development Co. Class A	28,600	86
	Sineng Electric Co. Ltd. Class A	22,300	86
	Wuxi Autowell Technology Co. Ltd. Class A	6,964	86
	NYOCOR Co. Ltd. Class A	103,900	86
*	Fujian Kuncai Material Technology Co. Ltd. Class A	14,300	86
*,2	Shimao Services Holdings Ltd.	799,000	85
	Sealand Securities Co. Ltd. Class A	182,770	85
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	85
	Southwest Securities Co. Ltd. Class A	155,100	85
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	85
*,1	Canaan Inc. ADR	96,887	85
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	85
*	SICC Co. Ltd. Class A	11,095	85
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	84
	Shenzhen MTC Co. Ltd. Class A	111,700	84
*,2	Microport Cardioflow Medtech Corp.	633,000	84
	Keda Industrial Group Co. Ltd. Class A	60,600	84
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	84
	Cathay Biotech Inc. Class A	11,931	84
	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	84
	Sinotrans Ltd. Class A	102,500	83
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	83
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	83
22

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	93,900	83
	Chongqing Water Group Co. Ltd. Class A	117,945	83
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	83
	Angel Yeast Co. Ltd. Class A	20,300	83
	CTS International Logistics Corp. Ltd. Class A	90,900	83
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	83
*	Shandong Xinchao Energy Corp. Ltd. Class A	280,000	83
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	83
	GCL Energy Technology Co. Ltd. Class A	63,900	83
	Dajin Heavy Industry Co. Ltd. Class A	28,700	83
*	Anyang Iron & Steel Inc. Class A	348,700	83
*	Seazen Holdings Co. Ltd. Class A	60,900	82
	Luoniushan Co. Ltd. Class A	120,110	82
	Yunnan Copper Co. Ltd. Class A	42,400	82
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	82
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	82
	Sichuan Swellfun Co. Ltd. Class A	13,300	82
	StarPower Semiconductor Ltd. Class A	4,300	82
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	82
	Taiji Computer Corp. Ltd. Class A	25,119	81
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	81
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	81
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	81
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	81
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	81
		Shares	Market Value• ($000)
*	J-Yuan Trust Co. Ltd. Class A	193,000	81
	China Conch Environment Protection Holdings Ltd.	848,498	81
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	81
	Shanghai SMI Holding Co. Ltd. Class A	162,900	81
*	Tianma Microelectronics Co. Ltd. Class A	71,200	80
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	80
*	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	80
	Huali Industrial Group Co. Ltd. Class A	8,600	80
	DongFeng Automobile Co. Ltd. Class A	79,200	80
	Harbin Electric Co. Ltd. Class H	246,000	79
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	79
	Jafron Biomedical Co. Ltd. Class A	20,770	79
	Grandblue Environment Co. Ltd. Class A	31,200	79
	Sino-Platinum Metals Co. Ltd. Class A	38,532	79
	Chinalin Securities Co. Ltd. Class A	48,700	79
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	24,200	79
	Beyondsoft Corp. Class A	60,700	79
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	79
*	Sino-Ocean Group Holding Ltd.	1,720,500	78
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	78
	Newland Digital Technology Co. Ltd. Class A	33,399	78
	Baoji Titanium Industry Co. Ltd. Class A	21,028	78
*	Sichuan Hongda Co. Ltd. Class A	89,800	78
	Henan Hengxing Science & Technology Co. Ltd. Class A	216,787	78
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	77
*	Alpha Group Class A	79,000	77
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	77
		Shares	Market Value• ($000)
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	77
	Beijing eGOVA Co. Ltd. Class A	35,592	77
	BOC International China Co. Ltd. Class A	54,800	77
	Bank of Guiyang Co. Ltd. Class A	99,500	77
*	Oriental Energy Co. Ltd. Class A	61,400	77
	Fulin Precision Co. Ltd. Class A	70,650	77
	Zhejiang Tiantie Industry Co. Ltd. Class A	115,064	77
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	77
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	77
	Harbin Boshi Automation Co. Ltd. Class A	36,142	76
	Hubei Dinglong Co. Ltd. Class A	23,400	76
	Kehua Data Co. Ltd. Class A	20,800	76
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	76
	Sichuan Development Lomon Co. Ltd. Class A	77,900	76
	Moon Environment Technology Co. Ltd. Class A	48,600	76
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	40,200	76
	Top Resource Energy Co. Ltd. Class A	92,000	76
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	76
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	76
	Liaoning Energy Industry Co. Ltd. Class A	170,700	76
*	Topchoice Medical Corp. Class A	8,995	75
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	75
[3]	Wanxiang Qianchao Co. Ltd. Class A	105,400	75
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	80,900	75
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	75
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	75
23

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sinofert Holdings Ltd.	668,000	74
*	Visionox Technology Inc. Class A	72,298	74
	Jiangling Motors Corp. Ltd. Class A	20,700	74
	JiuGui Liquor Co. Ltd. Class A	10,500	74
	Shennan Circuits Co. Ltd. Class A	5,740	74
	Joinn Laboratories China Co. Ltd. Class A	32,625	74
	Shenzhen Gas Corp. Ltd. Class A	71,700	74
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	74
*	China Express Airlines Co. Ltd. Class A	81,473	74
	Arcsoft Corp. Ltd. Class A	15,815	74
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	74
*	Jishi Media Co. Ltd. Class A	394,100	74
*	Jinzhou Port Co. Ltd. Class A	222,800	74
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	73
	Kaishan Group Co. Ltd. Class A	40,700	73
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	73
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	73
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	73
*	Jiangxi Special Electric Class A	54,900	73
	Xiamen Bank Co. Ltd. Class A	94,700	73
*	Antong Holdings Co. Ltd. Class A	238,300	73
	Hualan Biological Bacterin Inc. Class A	24,200	73
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	73
*	Baotailong New Materials Co. Ltd. Class A	227,300	73
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	73
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	72
*	China Tianying Inc. Class A	112,100	72
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	72
		Shares	Market Value• ($000)
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	72
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	72
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	72
[2]	Qingdao Port International Co. Ltd. Class H	108,000	71
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	71
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	71
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	71
	China Kepei Education Group Ltd.	376,000	71
	COFCO Capital Holdings Co. Ltd. Class A	62,300	71
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	71
*	Wuxi Taiji Industry Co. Ltd. Class A	82,500	71
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	71
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	71
	3peak Inc. Class A	5,587	71
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	71
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	70
*,3	Chongqing Dima Industry Co. Ltd. Class A	510,600	70
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	70
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	70
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	70
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	69
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	69
*	FAW Jiefang Group Co. Ltd. Class A	55,600	69
	CSSC Science & Technology Co. Ltd. Class A	31,700	69
*	China Film Co. Ltd. Class A	42,300	69
*,2	Mobvista Inc.	200,000	69
		Shares	Market Value• ($000)
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	69
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	69
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	69
	Sichuan Expressway Co. Ltd. Class H	166,000	68
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	68
*	5I5J Holding Group Co. Ltd. Class A	248,654	68
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	68
	Guangdong Hybribio Biotech Co. Ltd. Class A	78,700	68
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	68
	Fujian Sunner Development Co. Ltd. Class A	31,200	67
	YGSOFT Inc. Class A	92,102	67
	CSG Holding Co. Ltd. Class A	86,700	67
	Konfoong Materials International Co. Ltd. Class A	10,100	67
	Intco Medical Technology Co. Ltd. Class A	17,550	67
	Canmax Technologies Co. Ltd. Class A	23,140	67
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	67
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	67
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	66
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	66
	DHC Software Co. Ltd. Class A	87,269	66
	SPIC Industry-Finance Holdings Co. Ltd. Class A	117,800	66
[2]	Midea Real Estate Holding Ltd.	117,800	66
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	66
*	Tongdao Liepin Group	173,000	66
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	66
	China National Medicines Corp. Ltd. Class A	13,800	66
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	66
24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	State Grid Information & Communication Co. Ltd. Class A	27,900	66
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	66
	Jinlei Technology Co. Ltd. Class A	25,300	66
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	66
	Autobio Diagnostics Co. Ltd. Class A	8,300	65
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	65
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	65
	Sinocare Inc. Class A	19,800	65
	Bank of Chengdu Co. Ltd. Class A	32,000	65
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	65
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	65
*	Guangdong Electric Power Development Co. Ltd. Class A	89,200	65
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	65
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	65
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	65
	Helens International Holdings Co. Ltd.	155,000	65
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	64
*	All Winner Technology Co. Ltd. Class A	23,180	64
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	64
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	64
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	64
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	64
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	63
	Shanxi Securities Co. Ltd. Class A	87,770	63
		Shares	Market Value• ($000)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	63
*,2	CStone Pharmaceuticals	565,000	63
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	63
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	63
*	Beijing North Star Co. Ltd. Class A	257,800	63
	Zhongtai Securities Co. Ltd. Class A	69,100	63
	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	63
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	62
	Ovctek China Inc. Class A	23,797	62
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	43,600	62
*	Wonders Information Co. Ltd. Class A	78,300	62
	Norinco International Cooperation Ltd. Class A	37,300	62
	Fujian Boss Software Development Co. Ltd. Class A	34,700	62
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	62
	Andon Health Co. Ltd. Class A	11,200	62
*,3	Shenzhen Zhengtong Electronics Co. Ltd. Class A	54,100	62
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	62
	Eastern Communications Co. Ltd. Class B	175,800	61
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	61
	Laobaixing Pharmacy Chain JSC Class A	13,286	61
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	61
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	61
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	61
*	STO Express Co. Ltd. Class A	48,400	61
*	GCL System Integration Technology Co. Ltd. Class A	181,900	61
		Shares	Market Value• ($000)
	China Great Wall Securities Co. Ltd. Class A	57,800	61
	First Tractor Co. Ltd. Class A	24,600	61
*	Sichuan New Energy Power Co. Ltd. Class A	38,000	61
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	61
	Caida Securities Co. Ltd. Class A	64,300	61
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	60
	Zhefu Holding Group Co. Ltd. Class A	130,600	60
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	60
*	Hengyi Petrochemical Co. Ltd. Class A	58,000	60
	Fibocom Wireless Inc. Class A	25,398	60
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	60
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	60
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	60
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	60
	Yangling Metron New Material Inc. Class A	18,000	60
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	60
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	60
	Hwatsing Technology Co. Ltd. Class A	2,555	60
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	60
*	Q Technology Group Co. Ltd.	144,000	59
	Shanghai Haixin Group Co. Class B	210,800	59
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	59
	Wasu Media Holding Co. Ltd. Class A	56,761	59
*	Genimous Technology Co. Ltd. Class A	64,200	59
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	59
	Hainan Strait Shipping Co. Ltd. Class A	66,924	59
25

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Perfect World Co. Ltd. Class A	42,950	59
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	59
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	59
*	Fangda Special Steel Technology Co. Ltd. Class A	102,800	59
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	59
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	59
	Chengxin Lithium Group Co. Ltd. Class A	24,000	59
*	Roshow Technology Co. Ltd. Class A	72,900	59
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	59
	Shantui Construction Machinery Co. Ltd. Class A	52,700	59
	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	59
*	ASR Microelectronics Co. Ltd. Class A	10,544	59
*,2,3	Redco Properties Group Ltd.	342,000	58
	Beibuwan Port Co. Ltd. Class A	51,700	58
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	58
	Tian Di Science & Technology Co. Ltd. Class A	56,611	58
	China Meheco Co. Ltd. Class A	37,800	58
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	58
	GoodWe Technologies Co. Ltd. Class A	4,505	58
	Shede Spirits Co. Ltd. Class A	5,800	58
	Guangdong Tapai Group Co. Ltd. Class A	59,300	57
*	Do-Fluoride New Materials Co. Ltd. Class A	29,820	57
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	57
	Beijing Originwater Technology Co. Ltd. Class A	84,279	57
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	57
	Bank of Qingdao Co. Ltd. Class A	118,500	57
*	INKON Life Technology Co. Ltd. Class A	49,900	57
		Shares	Market Value• ($000)
	Raytron Technology Co. Ltd. Class A	12,578	57
	Yankershop Food Co. Ltd. Class A	5,400	57
	Qingdao Gaoce Technology Co. Ltd. Class A	14,637	57
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	56
	INESA Intelligent Tech Inc. Class B	98,400	56
*	Focused Photonics Hangzhou Inc. Class A	33,100	56
	Shaanxi International Trust Co. Ltd. Class A	128,100	56
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	56
	Northeast Securities Co. Ltd. Class A	58,700	56
	Guocheng Mining Co. Ltd. Class A	30,854	56
*,1,2	XJ International Holdings Co. Ltd.	1,832,000	56
*	Polaris Bay Group Co. Ltd. Class A	54,100	56
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	56
*	Yonghui Superstores Co. Ltd. Class A	167,200	56
	Shanghai Construction Group Co. Ltd. Class A	170,500	56
	Xinhuanet Co. Ltd. Class A	17,000	56
	Hanwei Electronics Group Corp. Class A	26,800	56
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	56
	Anhui Huaheng Biotechnology Co. Ltd. Class A	3,417	56
*	EGing Photovoltaic Technology Co. Ltd. Class A	116,400	56
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	55
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	55
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	55
	Shanghai Pret Composites Co. Ltd. Class A	38,400	55
	China West Construction Group Co. Ltd. Class A	67,200	55
	Infore Environment Technology Group Co. Ltd. Class A	78,200	55
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	55
	Chongqing Department Store Co. Ltd. Class A	15,300	55
		Shares	Market Value• ($000)
	Jiangsu Azure Corp. Class A	47,400	55
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	55
	Nanjing Gaoke Co. Ltd. Class A	63,000	55
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	55
*	Sinopec Oilfield Service Corp. Class H	806,000	54
	China Merchants Port Group Co. Ltd. Class A	20,700	54
*	Ourpalm Co. Ltd. Class A	77,300	54
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	54
*	Dongjiang Environmental Co. Ltd. Class A	86,300	54
*	Huafu Fashion Co. Ltd. Class A	82,600	54
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	54
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	54
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	54
	Hoymiles Power Electronics Inc. Class A	1,714	54
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	53
*	Hytera Communications Corp. Ltd. Class A	90,200	53
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	53
*	Bohai Leasing Co. Ltd. Class A	154,100	53
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	53
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	53
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	53
	Wencan Group Co. Ltd. Class A	12,900	53
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	53
*	Tianjin Trolia Information Technology Co. Ltd. Class A	143,600	53
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	52
26

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	52
	MLS Co. Ltd. Class A	45,400	52
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	52
	Edifier Technology Co. Ltd. Class A	29,474	52
*	BTG Hotels Group Co. Ltd. Class A	24,600	52
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	52
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,302	52
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	52
	Ligao Foods Co. Ltd. Class A	10,500	52
*	COL Group Co. Ltd. Class A	14,700	52
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	52
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	51
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	51
	Chengzhi Co. Ltd. Class A	47,400	51
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	51
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	51
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	51
	Daheng New Epoch Technology Inc. Class A	46,000	51
	Oppein Home Group Inc. Class A	5,800	50
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	50
	China National Accord Medicines Corp. Ltd. Class B	26,988	50
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	50
	Gaona Aero Material Co. Ltd. Class A	20,320	50
	Zheshang Securities Co. Ltd. Class A	32,100	50
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	50
*	Lakala Payment Co. Ltd. Class A	25,100	50
		Shares	Market Value• ($000)
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	50
*	Youdao Inc. ADR	14,330	50
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	50
	ACM Research Shanghai Inc. Class A	4,414	50
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	50
*	Sinocelltech Group Ltd. Class A	7,322	50
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	50
	Addsino Co. Ltd. Class A	49,300	49
*	Guangdong Golden Dragon Development Inc. Class A	32,500	49
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	49
	Sanquan Food Co. Ltd. Class A	28,160	49
	Electric Connector Technology Co. Ltd. Class A	8,300	49
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	49
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	49
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	49
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	49
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	49
	Bank of Chongqing Co. Ltd. Class A	47,451	49
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	49
	Guizhou Chanhen Chemical Corp. Class A	18,600	49
	Pylon Technologies Co. Ltd. Class A	4,503	49
	Tibet Urban Development and Investment Co. Ltd. Class A	30,600	49
	Appotronics Corp. Ltd. Class A	18,165	49
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	48
	Yotrio Group Co. Ltd. Class A	127,800	48
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	48
		Shares	Market Value• ($000)
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	48
	Huaxi Securities Co. Ltd. Class A	47,000	48
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	48
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	48
	Piesat Information Technology Co. Ltd. Class A	15,556	48
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	2,558	48
	Joyoung Co. Ltd. Class A	29,337	47
*	Shenzhen Airport Co. Ltd. Class A	48,400	47
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	47
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	47
	Baowu Magnesium Technology Co. Ltd. Class A	18,300	47
*	Wondershare Technology Group Co. Ltd. Class A	3,700	47
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	47
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	47
	Goke Microelectronics Co. Ltd. Class A	6,700	47
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	47
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,297	47
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	46
	Wuhu Token Science Co. Ltd. Class A	64,400	46
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	46
	Xiamen Kingdomway Group Co. Class A	21,600	46
	Zhejiang Hailiang Co. Ltd. Class A	36,000	46
	Jinneng Science&Technology Co. Ltd. Class A	49,200	46
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	46
	Rockchip Electronics Co. Ltd. Class A	5,800	46
27

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jenkem Technology Co. Ltd. Class A	4,193	46
*	China Reform Health Management and Services Group Co. Ltd. Class A	36,900	46
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	45
	Shenzhen Desay Battery Technology Co. Class A	14,891	45
*	Leo Group Co. Ltd. Class A	162,800	45
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	45
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	45
	Guangdong Advertising Group Co. Ltd. Class A	61,100	45
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	45
	TRS Information Technology Corp. Ltd. Class A	21,100	45
*	CETC Chips Technology Inc. Class A	26,000	45
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	44
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	44
*	Shengda Resources Co. Ltd. Class A	25,100	44
*	Hwa Create Co. Ltd. Class A	15,600	44
	Longshine Technology Group Co. Ltd. Class A	32,400	44
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	44
	Kunshan Dongwei Technology Co. Ltd. Class A	9,617	44
	Focus Technology Co. Ltd. Class A	9,300	44
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	44
*	Bestechnic Shanghai Co. Ltd. Class A	2,621	44
	Beijing CTJ Information Technology Co. Ltd. Class A	5,400	44
	Fujian Star-net Communication Co. Ltd. Class A	20,600	43
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	43
		Shares	Market Value• ($000)
	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	43
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	43
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	43
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	43
	East Group Co. Ltd. Class A	55,600	43
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	43
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	43
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	43
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	30,100	43
	Riyue Heavy Industry Co. Ltd. Class A	25,200	43
	Zhejiang Medicine Co. Ltd. Class A	31,000	43
	Hoyuan Green Energy Co. Ltd. Class A	14,085	43
	Black Peony Group Co. Ltd. Class A	67,000	43
*	Kidswant Children Products Co. Ltd. Class A	48,900	43
	Beijing SDL Technology Co. Ltd. Class A	49,900	43
	Sichuan Injet Electric Co. Ltd. Class A	6,200	43
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	42
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	42
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	42
*,3	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	83,100	42
	Shanghai AJ Group Co. Ltd. Class A	67,600	42
*	Wuxi NCE Power Co. Ltd. Class A	8,036	42
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	42
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	42
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	42
	Suning Universal Co. Ltd. Class A	142,700	41
		Shares	Market Value• ($000)
*	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	41
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	41
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	41
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	41
*	Guizhou Gas Group Corp. Ltd. Class A	41,100	41
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	41
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	41
*	Gree Real Estate Co. Ltd. Class A	50,900	41
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	41
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	41
	China Tungsten And Hightech Materials Co. Ltd. Class A	27,430	41
	Three's Co. Media Group Co. Ltd. Class A	5,700	41
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	41
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	41
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	41
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	41
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	40
	COFCO Biotechnology Co. Ltd. Class A	46,600	40
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	40
	C&S Paper Co. Ltd. Class A	32,400	40
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	92,500	40
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	40
	Shenzhen Dynanonic Co. Ltd. Class A	8,184	40
	Huaxia Eye Hospital Group Class A	11,200	40
28

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	4,700	40
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	39
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	39
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	39
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	39
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	39
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	39
*	CanSino Biologics Inc. Class A	5,480	39
	Qinhuangdao Port Co. Ltd. Class A	86,400	39
	Youngy Co. Ltd. Class A	7,800	39
	China Science Publishing & Media Ltd. Class A	12,000	39
*	Shanghai Awinic Technology Co. Ltd. Class A	4,934	39
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	39
*	Beijing North Star Co. Ltd. Class H	442,000	38
	Zhejiang Runtu Co. Ltd. Class A	42,200	38
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	38
	ORG Technology Co. Ltd. Class A	59,500	38
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	34,300	38
	Sinofibers Technology Co. Ltd. Class A	11,200	38
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	38
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	38
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	38
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	38
	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	37
		Shares	Market Value• ($000)
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	37
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	37
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	37
	Guangdong South New Media Co. Ltd. Class A	7,200	37
	Bright Dairy & Food Co. Ltd. Class A	30,100	37
	Shanghai M&G Stationery Inc. Class A	7,600	37
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	35,400	37
	City Development Environment Co. Ltd. Class A	22,100	37
	Nuode New Materials Co. Ltd. Class A	63,390	37
*	Blivex Technology Co. Ltd. Class A	518,200	37
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	37
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	36
	Valiant Co. Ltd. Class A	22,500	36
	Yunda Holding Co. Ltd. Class A	33,146	36
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	36
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	36
	Luenmei Quantum Co. Ltd. Class A	43,800	36
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	36
	Windey Energy Technology Group Co. Ltd. Class A	26,300	36
	Hunan Changyuan Lico Co. Ltd. Class A	47,026	36
	Cheng De Lolo Co. Ltd. Class A	27,440	35
	Financial Street Holdings Co. Ltd. Class A	81,700	35
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	35
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	35
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	35
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	35
		Shares	Market Value• ($000)
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	35
	Kingsemi Co. Ltd. Class A	2,813	35
	Suofeiya Home Collection Co. Ltd. Class A	14,600	34
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	34
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	34
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	34
	Daan Gene Co. Ltd. Class A	35,360	34
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	34
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	34
*	Sangfor Technologies Inc. Class A	4,500	34
	Bank of Suzhou Co. Ltd. Class A	32,890	34
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	34
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	34
*	Xian International Medical Investment Co. Ltd. Class A	43,200	34
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	34
	Linktel Technologies Co. Ltd. Class A	3,000	34
*	Fushun Special Steel Co. Ltd. Class A	39,900	34
	Dazhong Transportation Group Co. Ltd. Class B	173,702	33
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	33
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	33
	CETC Digital Technology Co. Ltd. Class A	11,960	33
	Shanghai Belling Co. Ltd. Class A	18,900	33
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	33
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	32
*	Youzu Interactive Co. Ltd. Class A	24,100	32
*	Konka Group Co. Ltd. Class A	75,700	32
29

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	32
	PhiChem Corp. Class A	19,700	32
	Yusys Technologies Co. Ltd. Class A	18,080	32
	Bear Electric Appliance Co. Ltd. Class A	4,000	32
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	32
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	32
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	32
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	32
	Suplet Power Co. Ltd. Class A	25,500	32
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	32
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	31
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	31
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	31
*	Wuxi Boton Technology Co. Ltd. Class A	15,600	31
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	31
	Shanghai AtHub Co. Ltd. Class A	11,956	31
	Camel Group Co. Ltd. Class A	26,910	31
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	31
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	31
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	87,700	31
	B-Soft Co. Ltd. Class A	50,960	30
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	30
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	30
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	30
*	Shanying International Holding Co. Ltd. Class A	119,600	30
		Shares	Market Value• ($000)
	Luyang Energy-Saving Materials Co. Ltd.	16,600	30
	Chengdu RML Technology Co. Ltd. Class A	4,400	30
	Dosilicon Co. Ltd. Class A	9,348	30
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	29
*	Shandong Denghai Seeds Co. Ltd. Class A	21,800	29
	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	29
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	29
	Anker Innovations Technology Co. Ltd. Class A	2,400	29
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	29
*	Zotye Automobile Co. Ltd. Class A	105,700	29
	Suzhou Novosense Microelectronics Co. Ltd. Class A	2,200	29
	Jinzhou Yongshan Lithium Co. Ltd. Class A	28,300	29
	Shanghai Huayi Group Co. Ltd. Class B	63,200	28
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	28
*,3	Holitech Technology Co. Ltd. Class A	160,300	28
*	NanJi E-Commerce Co. Ltd. Class A	66,500	28
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	28
	Era Co. Ltd. Class A	43,700	28
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	28
*	CASIN Real Estate Development Group Co. Ltd. Class A	68,900	28
	Skyworth Digital Co. Ltd. Class A	18,500	27
*	Topsec Technologies Group Inc. Class A	31,400	27
	Foran Energy Group Co. Ltd. Class A	20,538	27
*	Qingdao Rural Commercial Bank Corp. Class A	68,300	27
	Jiajiayue Group Co. Ltd. Class A	18,300	27
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	27
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	27
		Shares	Market Value• ($000)
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	26
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	26
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	26
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	26
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	26
	Shenzhen Leaguer Co. Ltd. Class A	30,200	26
	Beijing Capital Development Co. Ltd. Class A	68,400	26
	ADAMA Ltd. Class A	30,100	26
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	26
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	26
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	25
	Sino Wealth Electronic Ltd. Class A	9,075	25
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	25
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	25
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	25
*	Archermind Technology Nanjing Co. Ltd. Class A	4,700	25
*	Great Chinasoft Technology Co. Ltd. Class A	31,100	25
	Dian Diagnostics Group Co. Ltd. Class A	12,600	24
*	Double Medical Technology Inc. Class A	5,500	24
	Hunan Aihua Group Co. Ltd. Class A	12,000	24
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	24
*	Lancy Co. Ltd. Class A	9,800	24
	Chengdu Bright Eye Hospital Co. Ltd. Class A	3,600	24
	Sumavision Technologies Co. Ltd. Class A	36,400	23
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	23
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	23
30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	23
*	Zhejiang Wanliyang Co. Ltd. Class A	28,300	23
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	23
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	23
	BGI Genomics Co. Ltd. Class A	4,000	23
	Red Star Macalline Group Corp. Ltd. Class A	52,250	23
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	23
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	23
	Sinosoft Co. Ltd. Class A	5,880	23
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	23
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	22
	KBC Corp. Ltd. Class A	4,200	22
*	Jinke Properties Group Co. Ltd. Class A	132,700	21
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	21
	Visual China Group Co. Ltd. Class A	11,100	21
*	Tibet Summit Resources Co. Ltd. Class A	15,000	21
*	Sichuan Teway Food Group Co. Ltd. Class A	10,920	21
	Bafang Electric Suzhou Co. Ltd. Class A	4,340	21
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	21
*	Guangdong Guanghua Sci Tech Class A	14,100	21
*	Offcn Education Technology Co. Ltd. Class A	53,900	20
	Keboda Technology Co. Ltd. Class A	2,000	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	20
*	Hongbo Co. Ltd. Class A	7,900	20
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	19
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	19
		Shares	Market Value• ($000)
	Huapont Life Sciences Co. Ltd. Class A	30,400	19
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	19
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	19
*	YaGuang Technology Group Co. Ltd. Class A	24,900	19
*	Orient Group Inc. Class A	92,500	19
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	19
	QuakeSafe Technologies Co. Ltd. Class A	12,359	19
*	Moody Technology Holdings Ltd.	1,537,487	19
*	Beijing VRV Software Corp. Ltd. Class A	27,800	18
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	18
*	China TransInfo Technology Co. Ltd. Class A	13,400	18
	Juewei Food Co. Ltd. Class A	6,600	18
	Monalisa Group Co. Ltd. Class A	12,415	18
	Hainan Poly Pharm Co. Ltd. Class A	10,725	18
	CMST Development Co. Ltd. Class A	25,600	18
	Shanghai Medicilon Inc. Class A	3,647	18
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	18
	FAWER Automotive Parts Co. Ltd. Class A	21,400	17
*,3	Tech-Bank Food Co. Ltd. Class A	45,920	17
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	17
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	17
	Blue Sail Medical Co. Ltd. Class A	20,400	16
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	16
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	16
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	15
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	15
*	Lier Chemical Co. Ltd. Class A	11,340	15
		Shares	Market Value• ($000)
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	15
	Grinm Advanced Materials Co. Ltd. Class A	11,200	15
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	33,020	15
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	15
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	14
	Beijing Tongtech Co. Ltd. Class A	9,300	14
*	PCI Technology Group Co. Ltd. Class A	23,100	14
	Client Service International Inc. Class A	9,400	14
*	Anhui Genuine New Materials Co. Ltd. Class A	17,360	14
	Hangzhou Onechance Tech Corp. Class A	5,800	14
*	Shenzhen World Union Group Inc. Class A	50,700	13
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	13
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	11
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	11
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	11
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	10
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	10
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
	BBMG Corp. Class A	38,700	10
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	10
	Shandong Head Co. Ltd. Class A	5,200	10
*,2	Archosaur Games Inc.	44,000	9
*	Yatsen Holding Ltd. ADR	1,953	9
	Ausnutria Dairy Corp. Ltd.	28,000	8
	Shandong Publishing & Media Co. Ltd. Class A	5,700	8
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
31

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Yijiahe Technology Co. Ltd. Class A	2,200	6
*	Yuzhou Group Holdings Co. Ltd.	562,836	5
*,3	Yango Group Co. Ltd. Class A	100,500	5
*	Road King Infrastructure Ltd.	20,463	3
*	Niu Technologies ADR	1,054	2
	Qingdao Port International Co. Ltd. Class A	100	—
*,3	China Zhongwang Holdings Ltd.	442,800	—
			1,276,488
Colombia (0.0%)
	Bancolombia SA ADR	59,930	1,961
	Interconexion Electrica SA ESP	258,385	1,192
[1]	Ecopetrol SA ADR	83,085	965
	Ecopetrol SA	971,880	565
	Bancolombia SA	22,068	190
			4,873
Czech Republic (0.0%)
	CEZ A/S	88,953	3,285
*	Komercni banka A/S	38,399	1,415
[2]	Moneta Money Bank A/S	180,939	730
	Colt CZ Group SE	8,390	231
			5,661
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,816,534	232,956
*	Vestas Wind Systems A/S	593,143	15,895
	DSV A/S	102,513	14,564
	Novonesis (Novozymes) Class B	207,157	11,472
	Danske Bank A/S	394,380	11,353
*	Genmab A/S	38,545	10,701
	Coloplast A/S Class B	73,728	8,889
	Carlsberg A/S Class B	55,793	7,505
	Pandora A/S	48,280	7,348
*,2	Orsted A/S	110,725	6,085
	Tryg A/S	197,543	3,910
*	Zealand Pharma A/S	34,412	3,088
	AP Moller - Maersk A/S Class B	2,044	2,962
	AP Moller - Maersk A/S Class A	1,973	2,798
	Ringkjoebing Landbobank A/S	16,134	2,711
*	Demant A/S	54,533	2,604
*	Royal Unibrew A/S	34,293	2,583
*	NKT A/S	31,079	2,578
*	GN Store Nord A/S	81,554	2,200
	Jyske Bank A/S (Registered)	26,755	2,165
	FLSmidth & Co. A/S	34,155	1,705
*	Ambu A/S Class B	105,594	1,688
	ISS A/S	88,063	1,649
	Sydbank A/S	30,987	1,576
	ROCKWOOL A/S Class B	4,726	1,541
*	ALK-Abello A/S	78,249	1,451
	Topdanmark A/S	23,045	961
	Alm Brand A/S	482,224	836
*	Bavarian Nordic A/S	34,336	749
		Shares	Market Value• ($000)
*,2	Netcompany Group A/S	20,129	730
	Spar Nord Bank A/S	40,007	708
	Torm plc Class A	17,275	597
	D/S Norden A/S	13,569	572
	H Lundbeck A/S	114,496	557
	Schouw & Co. A/S	6,327	508
	Dfds A/S	15,232	465
[2]	Scandinavian Tobacco Group A/S	28,791	465
	Chemometec A/S	8,854	375
*	NTG Nordic Transport Group A/S	8,194	332
*	Svitzer A/S	8,034	270
	H Lundbeck A/S Class A	52,636	221
			372,323
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,223,537	1,839
	Talaat Moustafa Group	417,717	446
	Eastern Co. SAE	590,912	272
*	EFG Holding SAE	793,276	245
	ElSewedy Electric Co.	296,180	192
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	183
	Telecom Egypt Co.	127,965	83
	Egypt Kuwait Holding Co. SAE	103,346	71
	Egypt Kuwait Holding Co. SAE (XCAI)	54,479	44
	Madinet Masr For Housing & Development	216,267	14
			3,389
Finland (0.2%)
	Nordea Bank Abp (XHEL)	1,991,333	23,335
	UPM-Kymmene OYJ	322,603	11,306
	Nokia OYJ	3,081,075	11,201
	Sampo OYJ Class A	266,363	10,810
	Kone OYJ Class B	192,994	9,408
	Neste OYJ	244,891	5,552
	Wartsila OYJ Abp	273,975	5,054
	Stora Enso OYJ Class R	367,776	4,899
	Metso OYJ	377,197	4,276
	Elisa OYJ	80,129	3,613
	Fortum OYJ	250,901	3,306
	Kesko OYJ Class B	155,654	2,657
	Valmet OYJ	97,425	2,431
	Orion OYJ Class B	61,265	2,339
	Konecranes OYJ	41,371	2,174
	Huhtamaki OYJ	50,708	1,943
*	Cargotec OYJ Class B	24,362	1,921
	Kemira OYJ	59,389	1,293
	Mandatum OYJ	263,216	1,220
*	Kojamo OYJ	103,130	1,139
	TietoEVRY OYJ (XHEL)	53,670	1,013
*	QT Group OYJ	11,190	862
	Outokumpu OYJ	188,954	764
	Metsa Board OYJ Class B	92,675	667
	Nokian Renkaat OYJ	68,268	595
		Shares	Market Value• ($000)
	Tokmanni Group Corp.	26,264	399
	Revenio Group OYJ	11,637	324
[2]	Terveystalo OYJ	33,738	313
	Sanoma OYJ	33,466	243
	Citycon OYJ	38,860	159
	YIT OYJ	75,612	157
	F-Secure OYJ	66,775	147
*	Finnair OYJ	46,503	146
			115,666
France (2.6%)
	LVMH Moet Hennessy Louis Vuitton SE	145,209	119,280
	TotalEnergies SE	1,214,402	88,164
	Schneider Electric SE	313,422	71,464
	Sanofi SA	638,429	63,072
	Airbus SE	343,299	56,492
	Hermes International SCA	20,017	47,920
	BNP Paribas SA	604,740	43,518
	Safran SA	199,521	43,263
	EssilorLuxottica SA	178,359	38,032
	AXA SA	1,039,128	35,904
*	L'Oreal SA Loyalty Shares	73,741	34,574
	Vinci SA	289,153	33,882
*	Air Liquide SA Loyalty Shares	157,112	30,728
	Danone SA	364,781	22,831
	L'Oreal SA (XPAR)	46,965	22,020
	Cie de Saint-Gobain SA	275,227	21,766
	Capgemini SE	95,490	20,070
	Air Liquide SA (XPAR)	102,058	19,960
	Pernod Ricard SA	120,401	18,210
	Cie Generale des Etablissements Michelin SCA	409,667	15,739
	Legrand SA	153,017	15,725
	Dassault Systemes SE	393,071	15,429
	STMicroelectronics NV	382,375	15,136
	Publicis Groupe SA	135,939	15,000
	Kering SA	42,535	14,907
	Orange SA	1,110,390	12,359
	Societe Generale SA	435,751	11,741
	Veolia Environnement SA	372,297	11,574
	Thales SA	58,586	9,846
	Credit Agricole SA	598,063	9,254
*	Engie SA Loyalty Shares	513,516	8,915
	Edenred SE	151,031	7,167
*	L'Oreal SA	14,952	7,010
*	Engie SA (XPAR)	383,480	6,657
	Renault SA	117,178	5,804
	Carrefour SA	331,425	5,576
	Unibail-Rodamco-Westfield	64,781	5,398
	Bureau Veritas SA	184,566	5,383
*	Air Liquide SA PF 2025	27,088	5,298
	Accor SA	111,115	4,870
	Eiffage SA	45,327	4,836
	Eurofins Scientific SE	72,984	4,473
[2]	Euronext NV	46,806	4,215
	Bouygues SA	110,624	4,077
	Vivendi SE	393,616	4,005
	Getlink SE	225,631	3,841
32

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rexel SA	134,009	3,473
	Arkema SA	31,930	3,295
	Sartorius Stedim Biotech	14,873	3,203
	Bollore SE	492,560	3,197
*	Teleperformance SE	35,169	3,186
	Klepierre SA	113,853	3,057
	Gecina SA	29,053	2,966
*	Air Liquide SA	14,733	2,881
	Gaztransport Et Technigaz SA	20,212	2,817
	SCOR SE	84,811	2,767
[2]	Amundi SA	39,304	2,742
	Dassault Aviation SA	12,699	2,718
	BioMerieux	24,469	2,601
	Alstom SA	163,793	2,583
	SPIE SA	70,292	2,556
	Ipsen SA	19,793	2,408
	Aeroports de Paris SA	18,378	2,334
	Elis SA	96,893	2,175
	Wendel SE	21,110	2,153
[2]	La Francaise des Jeux SAEM	53,803	2,028
	Alten SA	16,225	1,907
	Nexans SA	17,808	1,896
	Rubis SCA	52,714	1,824
	Sopra Steria Group	8,137	1,782
	Technip Energies NV	75,536	1,779
*	Sodexo SA ACT Loyalty Shares	19,950	1,737
*	Vallourec SACA	93,932	1,617
[2]	Verallia SA	41,630	1,603
	Valeo SE	120,814	1,531
*	Pluxee NV	48,983	1,510
	Sodexo SA (XPAR)	17,265	1,503
	IPSOS SA	22,452	1,502
*	Ubisoft Entertainment SA	63,084	1,486
*,2	Worldline SA	141,360	1,466
*	Forvia SE	89,818	1,429
*	Engie SA PF 2025	82,296	1,429
*	SOITEC	14,576	1,425
	Covivio SA	28,084	1,398
*	Eurazeo SE Prime DE Fidelite	13,021	1,173
	Remy Cointreau SA	12,077	1,146
[2]	Neoen SA	37,218	1,139
*	SEB SA Loyalty Shares	8,479	1,001
	SES SA	196,812	955
	Societe BIC SA	13,438	945
	Virbac SACA	2,471	913
*	JCDecaux SE	42,873	895
	Coface SA	56,335	867
*	Eurazeo SE (XPAR)	9,498	856
*	Engie SA	44,619	775
[1]	VusionGroup	4,521	738
	Imerys SA	21,904	704
[2]	ALD SA	105,955	697
*,1	Air France-KLM	66,702	680
	SEB SA (XPAR)	5,652	667
	Trigano SA	4,267	649
*	ID Logistics Group SACA	1,639	605
	Interparfums SA	9,956	505
	Mercialys SA	46,548	504
	Carmila SA	29,973	504
	Television Francaise 1 SA	53,534	489
	Eramet SA	5,023	487
		Shares	Market Value• ($000)
	ICADE	17,514	466
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	463
	Quadient SA	22,802	436
	Metropole Television SA	28,896	408
	ARGAN SA	5,130	403
	Mersen SA	9,320	344
*,1	Eutelsat Communications SACA	83,850	337
	Cie Plastic Omnium SE	26,277	320
*	Sodexo Prime De Fidelite 2027	3,648	318
*	Exclusive Networks SA	14,170	302
	Vicat SACA	8,001	295
	Nexity SA	25,399	285
	Beneteau SACA	20,566	266
*,2	X-Fab Silicon Foundries SE	37,322	258
*	Sodexo SA (Loyalty Line 2025)	2,851	248
*	Eurazeo SE PF 2025	2,591	233
*	Voltalia SA (Registered)	27,548	229
*,1	Valneva SE	62,863	225
	Etablissements Maurel et Prom SA	34,462	218
*	Eurazeo SE	2,236	201
	Fnac Darty SA	5,650	199
	Derichebourg SA	46,656	198
	Altarea SCA	2,278	197
	Lagardere SA	8,464	190
	PEUGEOT INVEST	1,670	188
*	CGG SA	449,141	188
	Vetoquinol SA	1,775	179
*,2	Elior Group SA	62,064	170
	Antin Infrastructure Partners SA	12,772	163
*,1	Atos SE	57,187	122
*	OVH Groupe SAS	16,305	116
*	Believe SA	7,104	114
	Equasens	1,757	110
*	Lisi SA	4,123	108
*	Sodexo SA Loyalty Shares 2025	1,212	106
	Manitou BF SA	3,706	91
*	LISI	3,247	85
	LISI SA (XPAR)	3,158	83
	Jacquet Metals SACA	4,253	82
	GL Events SACA	3,863	78
	Boiron SA	2,097	77
*	Euroapi SA	22,531	71
	Bonduelle SCA	4,520	39
*,2	Aramis Group SAS	1,390	5
			1,176,457
Germany (1.8%)
	SAP SE	643,666	116,225
	Siemens AG (Registered)	437,019	81,868
	Allianz SE (Registered)	229,429	65,109
	Deutsche Telekom AG (Registered)	1,900,688	43,536
	Mercedes-Benz Group AG	502,393	38,001
		Shares	Market Value• ($000)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	80,074	35,217
	BASF SE	520,096	27,251
	Infineon Technologies AG	766,935	26,615
	Deutsche Post AG	580,609	24,310
	adidas AG	96,817	23,331
	Deutsche Boerse AG	107,661	20,756
	Bayerische Motoren Werke AG (XETR)	180,207	19,633
	Deutsche Bank AG (Registered)	1,185,156	18,930
	E.ON SE	1,303,517	17,261
	Bayer AG (Registered)	576,326	16,812
	RWE AG	420,214	14,638
	Rheinmetall AG	25,907	14,276
	Daimler Truck Holding AG	311,096	14,029
	Merck KGaA	76,050	12,084
	Vonovia SE	413,708	11,955
	Commerzbank AG	622,104	9,246
[2]	Siemens Healthineers AG	162,621	9,019
	Hannover Rueck SE	35,786	8,877
	Beiersdorf AG	58,266	8,758
	Heidelberg Materials AG	84,299	8,484
	Symrise AG	77,302	8,286
	MTU Aero Engines AG	32,460	7,820
	Fresenius SE & Co. KGaA	245,561	7,328
	Brenntag SE	83,901	6,696
*	Siemens Energy AG	324,308	6,659
*,2	Covestro AG	110,454	5,532
*	Qiagen NV	123,365	5,151
	Fresenius Medical Care AG	122,033	5,138
	Continental AG	66,034	4,280
*	GEA Group AG	103,908	4,194
*	LEG Immobilien SE (XETR)	44,500	3,778
[2]	Scout24 SE	47,743	3,507
	Henkel AG & Co. KGaA (XTER)	47,051	3,383
*,2	Zalando SE	126,707	3,315
*,2	Delivery Hero SE	117,870	3,298
	CTS Eventim AG & Co. KGaA	33,850	2,993
	Nemetschek SE	32,209	2,846
	Knorr-Bremse AG	37,595	2,790
	Puma SE	58,098	2,682
	Freenet AG	93,612	2,602
*,1	Deutsche Lufthansa AG (Registered)	341,117	2,441
	Volkswagen AG	16,818	2,374
	Evonik Industries AG	110,729	2,308
	Rational AG	2,703	2,306
	Talanx AG	30,157	2,268
	Carl Zeiss Meditec AG (Bearer)	21,299	2,247
	Bechtle AG	45,871	2,214
	Gerresheimer AG	19,414	2,091
	KION Group AG	41,192	1,898
	HUGO BOSS AG	32,706	1,762
[1]	K&S AG (Registered)	107,353	1,606
*,1	MorphoSys AG	22,168	1,565
	LANXESS AG	50,398	1,424
33

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	AIXTRON SE	60,701	1,410
	Hensoldt AG	35,636	1,404
	thyssenkrupp AG	270,455	1,357
	HOCHTIEF AG	12,341	1,300
	Aurubis AG	16,289	1,297
*	Encavis AG	66,201	1,192
*	TAG Immobilien AG	83,342	1,185
	United Internet AG (Registered)	47,431	1,147
*	Nordex SE	80,839	1,138
	Traton SE	31,964	1,135
*,2	TeamViewer SE	85,827	1,132
	Stroeer SE & Co. KGaA	17,364	1,114
	Krones AG	8,014	1,057
*,1	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,040
	FUCHS SE	26,647	974
*,1	Evotec SE	89,530	923
[2]	DWS Group GmbH & Co. KGaA	21,410	903
[1]	Siltronic AG	11,470	894
	Schott Pharma AG & Co. KGaA	20,796	875
	Wacker Chemie AG	8,167	874
	Stabilus SE	13,647	847
	Jenoptik AG	30,842	827
*	Aroundtown SA	380,617	789
*	Hypoport SE	2,713	716
*	Grand City Properties SA	63,161	705
	Duerr AG	27,488	703
	Sixt SE (XETR)	7,207	690
[1]	ProSiebenSat.1 Media SE	88,088	684
[2]	Befesa SA	23,587	674
*	HelloFresh SE	98,648	661
	flatexDEGIRO AG	49,787	651
*	Bilfinger SE	13,827	644
[1]	RTL Group SA	20,134	621
	Fielmann Group AG	13,225	617
*,2	Redcare Pharmacy NV	4,534	613
	CANCOM SE	19,500	609
	Atoss Software AG	2,150	575
	Salzgitter AG	20,762	533
	Deutsche Wohnen SE	27,706	523
[1]	Kontron AG	25,651	516
	1&1 AG	26,956	471
	Suedzucker AG	32,203	460
*	Ionos SE	16,962	434
	CompuGroup Medical SE & Co. KGaA	13,404	402
	KWS Saat SE & Co. KGaA	7,196	396
*	Nagarro SE	5,171	393
	Elmos Semiconductor SE	4,624	383
	METRO AG	71,401	382
	GRENKE AG	16,366	381
*	Deutz AG	59,425	343
	Dermapharm Holding SE	10,219	343
	Takkt AG	24,597	342
	Hornbach Holding AG & Co. KGaA	4,240	333
	Vitesco Technologies Group AG (XETR)	4,756	324
[1]	PNE AG	22,378	320
		Shares	Market Value• ($000)
	Eckert & Ziegler SE	7,527	298
[1,2]	Deutsche Pfandbriefbank AG	61,741	293
	Norma Group SE	14,554	288
*	SMA Solar Technology AG	5,331	280
	Indus Holding AG	9,890	269
*,2	Auto1 Group SE	52,768	269
	Kloeckner & Co. SE	37,015	262
	Energiekontor AG	3,703	254
	Wacker Neuson SE	14,125	253
	Hamburger Hafen und Logistik AG (XETR)	14,037	250
	Verbio SE	11,739	245
*	CECONOMY AG	100,488	231
*	Adtran Networks SE	10,721	228
	GFT Technologies SE	7,748	227
*,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	207
	Deutsche Beteiligungs AG	6,560	193
	Adesso SE	1,624	189
	PATRIZIA SE	20,904	184
	STRATEC SE	3,864	178
*,1	SGL Carbon SE	24,080	172
	Vossloh AG	3,545	172
[1]	BayWa AG	6,589	158
	Sartorius AG	635	148
	Draegerwerk AG & Co. KGaA (XETR)	3,032	141
	Wuestenrot & Wuerttembergische AG	9,451	133
	Deutsche EuroShop AG	6,220	126
*,1	Varta AG	11,869	118
*	About You Holding SE	22,042	106
	Secunet Security Networks AG	527	85
	ElringKlinger AG	11,374	81
	Synlab AG (XETR)	6,503	73
	New Work SE	985	62
	Basler AG	4,914	58
	Hamburger Hafen und Logistik AG	738	13
			852,503
Greece (0.1%)
*	National Bank of Greece SA	428,158	3,446
*	Eurobank Ergasias Services and Holdings SA Class A	1,442,747	3,086
	Mytilineos SA	68,162	2,765
*	Piraeus Financial Holdings SA	598,414	2,397
*	Alpha Services and Holdings SA	1,243,064	2,099
	JUMBO SA	63,594	1,979
	OPAP SA	105,931	1,762
*	Public Power Corp. SA	129,040	1,540
	Motor Oil Hellas Corinth Refineries SA	31,154	904
	Hellenic Telecommunications Organization SA ADR	117,615	880
	Titan Cement International SA	20,498	649
		Shares	Market Value• ($000)
	Hellenic Telecommunications Organization SA	42,205	641
	GEK TERNA SA	34,456	614
	Terna Energy SA	28,979	563
	HELLENiQ ENERGY Holdings SA	51,576	462
*	Aegean Airlines SA	27,412	368
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	248
*	Athens International Airport SA	27,154	241
*	LAMDA Development SA	32,302	237
	Holding Co. ADMIE IPTO SA	98,417	234
	Viohalco SA	35,271	217
	Cenergy Holdings SA	25,268	213
	Sarantis SA	15,818	200
	Intracom Holdings SA (Registered)	49,931	194
	Epsilon Net SA	12,059	154
	Quest Holdings SA	22,944	142
	Fourlis Holdings SA	26,150	115
	Athens Water Supply & Sewage Co. SA	17,663	108
*	Ellaktor SA	37,343	104
	Autohellas Tourist and Trading SA	6,052	83
*	Intrakat Technical & Energy Projects SA	13,321	77
	Ideal Holdings SA	7,133	47
	Piraeus Port Authority SA	1,367	36
*,3	FF Group	12,862	—
			26,805
Hong Kong (0.5%)
	AIA Group Ltd.	6,712,782	49,167
	Hong Kong Exchanges & Clearing Ltd.	745,224	23,679
	Techtronic Industries Co. Ltd.	776,500	10,731
	Sun Hung Kai Properties Ltd.	874,982	8,072
	CLP Holdings Ltd.	998,580	7,855
	CK Hutchison Holdings Ltd.	1,502,391	7,297
	Link REIT	1,560,888	6,688
	BOC Hong Kong Holdings Ltd.	2,104,200	6,450
	Hang Seng Bank Ltd.	469,051	6,185
	Galaxy Entertainment Group Ltd.	1,286,000	5,770
	Lenovo Group Ltd.	4,554,000	5,122
	Hong Kong & China Gas Co. Ltd.	6,077,365	4,621
	CK Asset Holdings Ltd.	1,064,750	4,542
	Power Assets Holdings Ltd.	789,000	4,526
	Jardine Matheson Holdings Ltd.	117,762	4,507
*	Sands China Ltd.	1,482,400	3,496
[2]	WH Group Ltd.	4,527,758	3,291
	Wharf Real Estate Investment Co. Ltd.	994,600	3,086
[2]	Samsonite International SA	749,996	2,637
	MTR Corp. Ltd.	794,826	2,612
	PRADA SpA	303,300	2,473
34

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ASMPT Ltd.	177,122	2,201
	Sino Land Co. Ltd.	1,984,279	2,122
	Henderson Land Development Co. Ltd.	696,896	2,101
	Swire Pacific Ltd. Class A	231,642	1,962
	Hongkong Land Holdings Ltd.	601,000	1,920
	CK Infrastructure Holdings Ltd.	335,500	1,895
[2]	ESR Group Ltd.	1,728,189	1,894
	Wharf Holdings Ltd.	523,600	1,685
[1]	SITC International Holdings Co. Ltd.	740,000	1,605
	Chow Tai Fook Jewellery Group Ltd.	987,200	1,343
[2]	Budweiser Brewing Co. APAC Ltd.	940,900	1,309
	Xinyi Glass Holdings Ltd.	1,169,000	1,249
	AAC Technologies Holdings Inc.	381,000	1,213
	Swire Properties Ltd.	575,380	1,190
	Hang Lung Properties Ltd.	977,000	1,078
	PCCW Ltd.	2,106,112	1,053
	Orient Overseas International Ltd.	72,000	1,050
*	HUTCHMED China Ltd.	268,500	1,027
	Bank of East Asia Ltd.	810,672	1,021
	Pacific Basin Shipping Ltd.	2,885,000	999
[2]	BOC Aviation Ltd.	121,900	970
	Hysan Development Co. Ltd.	574,000	895
	L'Occitane International SA	216,250	891
[1]	New World Development Co. Ltd.	738,306	784
	Wynn Macau Ltd.	814,000	756
	MGM China Holdings Ltd.	443,600	749
	Swire Pacific Ltd. Class B	547,500	744
	Hang Lung Group Ltd.	581,000	689
*,1	MMG Ltd.	1,510,117	685
	Yue Yuen Industrial Holdings Ltd.	361,500	640
	United Laboratories International Holdings Ltd.	542,000	639
	Man Wah Holdings Ltd.	831,600	607
	Kerry Properties Ltd.	302,500	586
	First Pacific Co. Ltd.	1,234,613	577
	VTech Holdings Ltd.	94,600	547
	Cathay Pacific Airways Ltd.	502,090	540
*	Shun Tak Holdings Ltd.	5,320,000	527
*	SJM Holdings Ltd.	1,351,000	496
	Stella International Holdings Ltd.	272,000	496
	Luk Fook Holdings International Ltd.	203,415	488
	NWS Holdings Ltd.	536,500	454
	Fortune REIT	833,923	410
	Shangri-La Asia Ltd.	577,519	403
		Shares	Market Value• ($000)
	Dah Sing Financial Holdings Ltd.	142,144	398
*,1	CGN Mining Co. Ltd.	1,535,000	396
*,1	Cowell e Holdings Inc.	171,000	388
*	NagaCorp Ltd.	719,332	377
	DFI Retail Group Holdings Ltd.	189,800	368
	Vitasoy International Holdings Ltd.	450,332	336
[1]	United Energy Group Ltd.	4,402,000	314
	Johnson Electric Holdings Ltd.	226,750	309
*	Melco International Development Ltd.	399,000	300
	Champion REIT	1,323,332	295
	China Travel International Investment Hong Kong Ltd.	1,772,000	284
*	Sa Sa International Holdings Ltd.	2,523,995	250
	Nexteer Automotive Group Ltd.	459,000	242
	Jinchuan Group International Resources Co. Ltd.	2,457,000	240
	CITIC Telecom International Holdings Ltd.	649,500	220
*,1	Super Hi International Holding Ltd.	117,900	214
*,1	IGG Inc.	504,000	210
	Sunlight REIT	970,000	208
	Cafe de Coral Holdings Ltd.	186,000	193
[1]	Giordano International Ltd.	756,000	193
*,1,2	Everest Medicines Ltd.	59,500	185
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	180
	VSTECS Holdings Ltd.	272,000	173
	Theme International Holdings Ltd.	2,250,000	172
	HKBN Ltd.	537,189	162
[1]	Value Partners Group Ltd.	688,000	157
	Kerry Logistics Network Ltd.	165,500	155
*,1	Mongolian Mining Corp.	117,000	149
*	C-Mer Eye Care Holdings Ltd.	394,000	148
[1]	Chow Sang Sang Holdings International Ltd.	135,000	145
*,1	Vobile Group Ltd.	828,000	145
	EC Healthcare	862,000	143
[1]	Huabao International Holdings Ltd.	407,000	141
	Prosperity REIT	844,000	134
*,2	FIT Hon Teng Ltd.	441,000	126
	K Wah International Holdings Ltd.	490,000	114
[2]	Js Global Lifestyle Co. Ltd.	589,000	114
*	Realord Group Holdings Ltd.	166,000	114
		Shares	Market Value• ($000)
*	Hong Kong Technology Venture Co. Ltd.	560,000	108
	Truly International Holdings Ltd.	976,000	105
*	Texhong International Group Ltd.	173,500	94
	Dah Sing Banking Group Ltd.	113,537	93
	CITIC Resources Holdings Ltd.	1,238,000	83
	SmarTone Telecommunications Holdings Ltd.	172,000	80
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	365,400	79
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	75
	SUNeVision Holdings Ltd.	228,000	72
*	Television Broadcasts Ltd.	151,800	65
	LK Technology Holdings Ltd.	156,502	63
	Guotai Junan International Holdings Ltd.	860,000	62
	Far East Consortium International Ltd.	441,100	60
*	Powerlong Real Estate Holdings Ltd.	660,000	55
*,2	Fosun Tourism Group	110,200	52
[2]	IMAX China Holding Inc.	47,400	43
	Singamas Container Holdings Ltd.	548,000	38
*	OCI International Holdings Ltd.	339,915	38
	Asia Cement China Holdings Corp.	142,500	36
*,2	Frontage Holdings Corp.	226,000	35
*,2	Sirnaomics Ltd.	34,100	30
*	Kingkey Financial International Holdings Ltd.	2,030,000	20
*	Esprit Holdings Ltd.	378,019	11
*	Apollo Future Mobility Group Ltd.	75,200	5
*	Hong Kong Resources Holdings Co. Ltd.	8,340	1
*,3	Real Nutrition	143,000	—
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			227,092
Hungary (0.0%)
	OTP Bank Nyrt	135,871	6,734
	Richter Gedeon Nyrt	87,135	2,219
	MOL Hungarian Oil & Gas plc	249,637	2,046
	Magyar Telekom Telecommunications plc	209,897	529
			11,528
Iceland (0.0%)
	Marel HF	321,007	1,106
[2]	Arion Banki HF	801,307	814
35

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Alvotech SA	44,335	656
	Islandsbanki HF	591,741	436
*	Kvika banki HF	3,643,468	362
	Hagar HF	671,192	356
	Reitir fasteignafelag hf	560,810	299
*	Hampidjan HF	278,398	278
	Festi HF	154,022	209
*	Olgerdin Egill Skallagrims HF	1,484,761	194
	Vatryggingafelag Islands HF	1,478,358	176
	Sjova-Almennar Tryggingar HF	604,301	162
	Eimskipafelag Islands hf	60,545	140
*	Icelandair Group HF	10,559,372	76
	Siminn HF	884,912	63
			5,327
India (2.3%)
	HDFC Bank Ltd.	3,272,078	59,423
	Reliance Industries Ltd.	1,496,878	52,547
	Tata Consultancy Services Ltd.	605,692	27,644
	Infosys Ltd.	1,577,956	26,643
	Bharti Airtel Ltd. (XNSE)	1,317,545	20,855
	ICICI Bank Ltd.	1,425,877	19,647
	Axis Bank Ltd.	1,353,034	18,886
	Larsen & Toubro Ltd.	395,249	16,990
[2]	Reliance Industries Ltd. GDR	224,954	15,863
	Mahindra & Mahindra Ltd.	549,064	14,162
	Hindustan Unilever Ltd.	518,933	13,859
	Maruti Suzuki India Ltd.	80,336	12,325
	NTPC Ltd.	2,821,548	12,262
	Bajaj Finance Ltd.	146,121	12,121
	Sun Pharmaceutical Industries Ltd.	633,414	11,379
	Tata Motors Ltd.	880,426	10,617
	Titan Co. Ltd.	243,492	10,448
	HCL Technologies Ltd.	622,767	10,160
	Tata Steel Ltd.	4,858,242	9,576
*	Zomato Ltd.	3,958,284	9,135
	ITC Ltd.	1,744,526	9,096
	Asian Paints Ltd.	264,295	9,091
	Power Grid Corp. of India Ltd.	2,464,603	8,889
*	Jio Financial Services Ltd.	1,836,963	8,272
	UltraTech Cement Ltd.	67,212	8,016
	Oil & Natural Gas Corp. Ltd.	2,257,136	7,620
	Infosys Ltd. ADR	453,806	7,583
	Adani Enterprises Ltd.	206,041	7,529
	Coal India Ltd.	1,340,232	7,287
	Grasim Industries Ltd.	246,897	7,119
	Adani Ports & Special Economic Zone Ltd.	434,559	6,884
	Hindalco Industries Ltd.	836,473	6,433
	Nestle India Ltd.	210,193	6,309
	JSW Steel Ltd.	589,166	6,207
		Shares	Market Value• ($000)
	Bharat Electronics Ltd.	2,071,569	5,793
	Trent Ltd.	105,944	5,592
	State Bank of India GDR (Registered)	56,855	5,560
	Dr. Reddy's Laboratories Ltd.	72,095	5,350
	Tech Mahindra Ltd.	352,423	5,309
*	Adani Green Energy Ltd.	246,822	5,304
	Hindustan Aeronautics Ltd.	109,996	5,191
	Tata Power Co. Ltd.	956,040	5,131
	Cipla Ltd.	297,592	4,982
	Shriram Finance Ltd.	162,276	4,951
	Indian Oil Corp. Ltd.	2,445,686	4,939
	State Bank of India	497,789	4,917
*	Adani Power Ltd.	669,721	4,899
	Tata Consumer Products Ltd.	366,879	4,858
*,2	Avenue Supermarts Ltd.	87,255	4,815
	Tata Motors Ltd. Class A	587,965	4,796
	Varun Beverages Ltd.	269,244	4,763
*,2	InterGlobe Aviation Ltd.	95,913	4,574
	Eicher Motors Ltd.	81,732	4,500
	Power Finance Corp. Ltd.	850,642	4,484
	REC Ltd.	732,046	4,435
	Bajaj Finserv Ltd.	227,096	4,387
	Bharat Petroleum Corp. Ltd.	593,235	4,317
	Apollo Hospitals Enterprise Ltd.	59,255	4,215
[2]	SBI Life Insurance Co. Ltd.	241,159	4,149
	Hero MotoCorp Ltd.	75,917	4,120
*	Britannia Industries Ltd.	69,701	3,984
	Bajaj Auto Ltd.	37,263	3,978
[2]	HDFC Life Insurance Co. Ltd.	568,725	3,970
	Max Healthcare Institute Ltd.	388,015	3,899
	DLF Ltd.	362,771	3,865
	Gail India Ltd.	1,529,904	3,822
	Vedanta Ltd.	798,592	3,811
*	Yes Bank Ltd.	11,670,916	3,650
	Siemens Ltd.	51,139	3,573
	Divi's Laboratories Ltd.	73,197	3,505
	Cholamandalam Investment and Finance Co. Ltd.	242,768	3,465
	TVS Motor Co. Ltd.	138,167	3,402
*	Suzlon Energy Ltd.	6,814,170	3,377
	Kotak Mahindra Bank Ltd.	172,559	3,354
	Indian Hotels Co. Ltd.	486,477	3,352
	Info Edge India Ltd.	44,452	3,215
	Wipro Ltd. ADR	593,802	3,201
	Pidilite Industries Ltd.	87,761	3,201
	Godrej Consumer Products Ltd.	218,883	3,194
	Cummins India Ltd.	80,812	3,164
	Ambuja Cements Ltd.	421,195	3,123
[2]	LTIMindtree Ltd.	53,019	2,978
	Havells India Ltd.	147,978	2,945
		Shares	Market Value• ($000)
[2]	ICICI Lombard General Insurance Co. Ltd.	140,541	2,872
[2]	HDFC Asset Management Co. Ltd.	58,517	2,728
*	PB Fintech Ltd.	177,405	2,687
	SRF Ltd.	85,621	2,682
	Tube Investments of India Ltd.	59,103	2,651
	Lupin Ltd.	134,169	2,642
*	Adani Energy Solutions Ltd.	206,071	2,633
	Colgate-Palmolive India Ltd.	77,109	2,609
	United Spirits Ltd.	181,598	2,555
	Bharat Heavy Electricals Ltd.	753,850	2,536
	Jindal Steel & Power Ltd.	225,493	2,504
	CG Power & Industrial Solutions Ltd.	373,043	2,470
	MRF Ltd.	1,532	2,439
	ABB India Ltd.	30,949	2,423
	Shree Cement Ltd.	8,182	2,395
	Persistent Systems Ltd.	59,116	2,378
	Voltas Ltd.	129,669	2,287
	Sundaram Finance Ltd.	40,192	2,282
	Indian Railway Catering & Tourism Corp. Ltd.	181,900	2,259
	Torrent Power Ltd.	124,854	2,251
	Supreme Industries Ltd.	36,441	2,207
	Embassy Office Parks REIT	510,924	2,203
	Samvardhana Motherson International Ltd.	1,392,716	2,181
	Phoenix Mills Ltd.	57,336	2,162
	NHPC Ltd.	1,875,482	2,159
	Punjab National Bank	1,278,170	2,156
	Hindustan Petroleum Corp. Ltd.	362,906	2,153
	Coforge Ltd.	35,174	2,142
	Bharat Forge Ltd.	140,188	2,133
*	Indus Towers Ltd.	503,595	2,131
	Aurobindo Pharma Ltd.	154,354	2,130
	Dabur India Ltd.	343,729	2,089
	PI Industries Ltd.	47,653	2,083
	Dixon Technologies India Ltd.	20,806	2,076
	Federal Bank Ltd.	1,066,717	2,072
*	IDFC First Bank Ltd.	2,055,057	2,017
[2]	Macrotech Developers Ltd.	134,676	1,995
	NMDC Ltd.	648,613	1,968
	Bank of Baroda	584,908	1,967
[2]	Indian Railway Finance Corp. Ltd.	1,047,113	1,965
	APL Apollo Tubes Ltd.	104,060	1,938
*	Godrej Properties Ltd.	61,220	1,935
	JSW Energy Ltd.	256,066	1,931
	Container Corp. of India Ltd.	154,688	1,900
	Marico Ltd.	302,008	1,874
	Polycab India Ltd.	27,315	1,854
36

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Max Financial Services Ltd.	151,864	1,838
	Ashok Leyland Ltd.	793,772	1,828
	Torrent Pharmaceuticals Ltd.	56,797	1,794
	Tata Elxsi Ltd.	21,240	1,793
	Steel Authority of India Ltd.	914,975	1,791
	UPL Ltd.	294,478	1,787
	Zydus Lifesciences Ltd.	156,374	1,786
	Adani Total Gas Ltd.	159,647	1,781
	Bharti Airtel Ltd.	157,675	1,767
	Astral Ltd. (XNSE)	67,640	1,712
	Exide Industries Ltd.	295,473	1,672
	Alkem Laboratories Ltd.	28,854	1,671
	Bosch Ltd.	4,704	1,654
	KPIT Technologies Ltd.	92,536	1,650
*	Delhivery Ltd.	306,772	1,649
*	FSN E-Commerce Ventures Ltd.	779,388	1,645
*	Mankind Pharma Ltd.	57,933	1,638
	Union Bank of India Ltd.	877,222	1,617
	SBI Cards & Payment Services Ltd.	185,495	1,615
	Jindal Stainless Ltd. (XNSE)	189,940	1,607
	KEI Industries Ltd.	33,362	1,597
	Petronet LNG Ltd.	426,252	1,582
[2]	Sona Blw Precision Forgings Ltd.	210,880	1,576
	Solar Industries India Ltd.	14,621	1,568
	Canara Bank	210,108	1,562
	Page Industries Ltd.	3,666	1,526
[2]	ICICI Prudential Life Insurance Co. Ltd.	218,545	1,496
	ACC Ltd.	49,382	1,494
[2]	AU Small Finance Bank Ltd.	196,944	1,492
	Bajaj Holdings & Investment Ltd.	14,817	1,439
	Fortis Healthcare Ltd.	272,939	1,436
*	GMR Airports Infrastructure Ltd.	1,400,213	1,424
	Crompton Greaves Consumer Electricals Ltd.	372,844	1,421
	Oil India Ltd.	188,678	1,395
	LIC Housing Finance Ltd.	172,379	1,388
	Tata Communications Ltd.	66,520	1,377
	Balkrishna Industries Ltd.	45,907	1,334
	Tata Chemicals Ltd.	103,115	1,325
	Apollo Tyres Ltd.	215,699	1,315
	Blue Star Ltd.	73,376	1,312
	BSE Ltd.	39,135	1,299
	Ipca Laboratories Ltd.	79,184	1,272
[2]	Laurus Labs Ltd.	234,857	1,265
	Deepak Nitrite Ltd.	43,286	1,260
	Linde India Ltd.	12,703	1,254
	Mphasis Ltd.	44,547	1,230
	Oberoi Realty Ltd.	69,252	1,229
	Oracle Financial Services Software Ltd.	13,503	1,226
		Shares	Market Value• ($000)
	Wipro Ltd.	222,313	1,224
*	Muthoot Finance Ltd.	57,911	1,191
	Glenmark Pharmaceuticals Ltd.	93,013	1,177
	Carborundum Universal Ltd.	68,907	1,172
	360 One Wam Ltd.	123,607	1,161
	Jubilant Foodworks Ltd.	205,894	1,141
*	IDFC Ltd.	783,748	1,140
	Indraprastha Gas Ltd.	201,717	1,132
	Cyient Ltd.	52,414	1,131
	Coromandel International Ltd.	78,055	1,129
	Thermax Ltd.	20,185	1,129
	Schaeffler India Ltd.	25,170	1,108
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,083
	Aarti Industries Ltd.	122,095	1,081
	National Aluminium Co. Ltd.	487,109	1,079
	Rail Vikas Nigam Ltd.	314,408	1,074
	AIA Engineering Ltd.	23,562	1,069
	Indian Bank	161,857	1,062
	Gujarat Fluorochemicals Ltd.	24,328	1,054
	Amara Raja Energy & Mobility Ltd.	79,658	1,048
	JK Cement Ltd.	21,213	1,015
	Bank of India	545,811	1,011
[2]	Bandhan Bank Ltd.	444,748	1,001
	Berger Paints India Ltd.	163,785	998
	Dalmia Bharat Ltd.	45,215	995
	Prestige Estates Projects Ltd.	59,654	985
	Elgi Equipments Ltd.	126,598	985
	Computer Age Management Services Ltd.	25,647	983
	Angel One Ltd.	29,331	975
	Poonawalla Fincorp Ltd.	163,538	957
	United Breweries Ltd.	39,043	952
	Apar Industries Ltd.	10,059	947
	Patanjali Foods Ltd.	52,228	943
	Radico Khaitan Ltd.	44,396	933
	JB Chemicals & Pharmaceuticals Ltd.	40,794	931
*	Star Health & Allied Insurance Co. Ltd.	132,168	905
	Sonata Software Ltd.	108,866	901
	Brigade Enterprises Ltd.	71,580	886
	Biocon Ltd.	245,586	877
	Navin Fluorine International Ltd.	21,400	875
*	One 97 Communications Ltd.	194,528	867
	L&T Finance Holdings Ltd.	432,884	862
	EIH Ltd.	149,751	857
	Motherson Sumi Wiring India Ltd.	1,031,347	852
[2]	RBL Bank Ltd.	273,031	848
*	Zee Entertainment Enterprises Ltd.	475,074	835
		Shares	Market Value• ($000)
	Central Depository Services India Ltd.	33,206	835
	Redington Ltd.	318,505	833
	UNO Minda Ltd.	94,012	830
	Sundram Fasteners Ltd.	61,310	820
	Gujarat Gas Ltd.	122,589	802
	Intellect Design Arena Ltd.	62,018	801
	IIFL Finance Ltd.	163,473	796
[2]	L&T Technology Services Ltd.	14,317	792
	Housing & Urban Development Corp. Ltd.	294,320	789
	Cholamandalam Financial Holdings Ltd.	60,518	781
	Century Textiles & Industries Ltd.	32,386	773
	Great Eastern Shipping Co. Ltd.	58,258	759
	Timken India Ltd.	18,821	753
*	Aditya Birla Capital Ltd.	271,958	753
	Kalpataru Projects International Ltd.	51,121	751
*,2	Krishna Institute of Medical Sciences Ltd.	30,686	748
	IRB Infrastructure Developers Ltd.	917,809	744
	Grindwell Norton Ltd.	29,168	743
*	Vodafone Idea Ltd.	4,718,647	742
[2]	Syngene International Ltd.	89,218	736
	Escorts Kubota Ltd.	18,253	735
	Emami Ltd.	125,311	731
	NBCC India Ltd.	437,665	731
	Piramal Enterprises Ltd.	66,094	730
	Hitachi Energy India Ltd.	6,293	721
	Atul Ltd.	10,044	720
	Hindustan Copper Ltd.	156,415	720
	SKF India Ltd.	12,969	719
	Ajanta Pharma Ltd.	26,964	715
*,2	Lemon Tree Hotels Ltd.	391,721	715
	Honeywell Automation India Ltd.	1,309	706
	Kajaria Ceramics Ltd.	48,902	705
*	PVR Inox Ltd.	42,786	695
	CESC Ltd.	394,390	693
	NCC Ltd.	239,084	692
	Multi Commodity Exchange of India Ltd.	14,019	689
	SJVN Ltd.	430,727	689
	Narayana Hrudayalaya Ltd.	44,644	688
	Manappuram Finance Ltd.	287,238	686
*	Global Health Ltd.	39,593	683
	Natco Pharma Ltd.	56,024	681
[2]	Cochin Shipyard Ltd.	42,991	671
	Birlasoft Ltd.	85,871	666
	Ramco Cements Ltd.	69,931	665
	Hindustan Zinc Ltd.	129,254	659
	EID Parry India Ltd.	88,373	653
37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Data Patterns India Ltd.	18,379	653
	Mahanagar Gas Ltd.	37,727	652
	Ratnamani Metals & Tubes Ltd.	17,242	652
	Lakshmi Machine Works Ltd.	3,214	649
	Castrol India Ltd.	256,622	646
	Bata India Ltd.	39,350	645
	Gujarat State Petronet Ltd.	182,854	645
	Whirlpool of India Ltd.	35,447	640
	KEC International Ltd.	70,552	631
	HFCL Ltd.	524,693	630
	3M India Ltd.	1,726	629
	Indiabulls Housing Finance Ltd.	308,790	628
	Kalyan Jewellers India Ltd.	127,072	628
*	Godrej Industries Ltd.	54,281	624
*	Jaiprakash Power Ventures Ltd.	2,587,897	616
*	Aditya Birla Fashion and Retail Ltd.	193,532	609
	Himadri Speciality Chemical Ltd.	133,456	599
*	Suven Pharmaceuticals Ltd.	74,665	589
[2]	IndiaMart InterMesh Ltd.	18,644	589
	Aegis Logistics Ltd.	70,516	579
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	573
[2]	PowerGrid Infrastructure Investment Trust	484,992	569
	Kirloskar Oil Engines Ltd.	46,169	564
	Karur Vysya Bank Ltd.	228,490	558
	Motilal Oswal Financial Services Ltd.	19,443	553
	Sobha Ltd.	25,879	549
*,2	PNB Housing Finance Ltd. (XNSE)	57,658	549
*	Amber Enterprises India Ltd.	11,943	548
	Finolex Industries Ltd.	169,019	538
[2]	Nippon Life India Asset Management Ltd.	75,895	534
	UTI Asset Management Co. Ltd.	46,881	534
*,2	Tejas Networks Ltd.	38,575	528
	Welspun Corp. Ltd.	77,864	525
	Zensar Technologies Ltd.	71,738	525
	CRISIL Ltd.	10,042	524
	Can Fin Homes Ltd.	57,436	523
*	CreditAccess Grameen Ltd.	28,967	523
*	Aavas Financiers Ltd.	26,692	519
*	NMDC Steel Ltd.	674,943	519
[2]	Dr Lal PathLabs Ltd.	18,193	516
*	Just Dial Ltd.	37,402	515
		Shares	Market Value• ($000)
	Chambal Fertilizers and Chemicals Ltd.	101,353	514
[2]	Mindspace Business Parks REIT	119,626	508
	Praj Industries Ltd.	76,620	503
	BEML Ltd.	12,006	503
	Strides Pharma Science Ltd.	46,763	501
*	Kaynes Technology India Ltd.	15,689	501
*	Piramal Pharma Ltd.	291,020	499
	City Union Bank Ltd.	259,238	498
*	Reliance Power Ltd.	1,529,249	498
	Sanofi India Ltd.	4,933	492
	Bank of Maharashtra	586,753	492
	Infibeam Avenues Ltd. (XNSE)	1,207,451	491
	Finolex Cables Ltd.	38,898	490
	Triveni Turbine Ltd.	75,940	489
	ZF Commercial Vehicle Control Systems India Ltd.	2,983	488
	Bayer CropScience Ltd.	7,372	486
	Granules India Ltd.	95,895	486
	Raymond Ltd.	19,219	483
	Pfizer Ltd.	9,385	479
*	Affle India Ltd.	35,569	476
[2]	Equitas Small Finance Bank Ltd.	407,119	473
	Mazagon Dock Shipbuilders Ltd.	16,577	465
*	Lloyds Metals & Energy Ltd.	52,103	465
	South Indian Bank Ltd.	1,244,749	458
	KPR Mill Ltd.	45,181	458
	Aptus Value Housing Finance India Ltd.	116,689	457
	Sun TV Network Ltd.	57,602	452
	Bharat Dynamics Ltd.	19,141	452
	Voltamp Transformers Ltd.	3,630	451
*	Devyani International Ltd.	226,632	450
[2]	IRCON International Ltd.	150,234	450
	Olectra Greentech Ltd.	21,742	449
	JBM Auto Ltd.	19,510	444
	Ceat Ltd.	14,384	442
	Relaxo Footwears Ltd.	44,286	442
	Anand Rathi Wealth Ltd.	9,252	442
	Jyothy Labs Ltd.	85,006	441
	HBL Power Systems Ltd.	71,591	438
	Poly Medicure Ltd.	22,193	437
	Mastek Ltd.	13,582	437
*	Hindustan Construction Co. Ltd.	965,234	436
	Asahi India Glass Ltd.	60,078	432
	Westlife Foodworld Ltd.	42,368	429
	Engineers India Ltd.	147,079	429
[2]	Endurance Technologies Ltd.	17,985	426
	CMS Info Systems Ltd.	84,849	421
	Ramkrishna Forgings Ltd.	46,347	416
		Shares	Market Value• ($000)
	Tata Investment Corp. Ltd.	5,218	414
*	Indiabulls Real Estate Ltd.	261,087	413
[2]	Indian Energy Exchange Ltd.	220,407	412
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	409
	Kansai Nerolac Paints Ltd.	121,828	407
	Jubilant Ingrevia Ltd.	61,540	407
	Rainbow Children's Medicare Ltd.	24,769	407
*	Sterling and Wilson Renewable	51,707	406
	Sumitomo Chemical India Ltd.	84,403	405
	Tanla Platforms Ltd.	37,034	405
	Jindal Saw Ltd.	61,019	404
[2]	Quess Corp. Ltd.	53,096	396
	Capri Global Capital Ltd.	150,232	396
	Firstsource Solutions Ltd.	155,986	394
	eClerx Services Ltd.	13,192	388
*	India Cements Ltd.	143,258	384
	BASF India Ltd.	8,538	382
*	Chalet Hotels Ltd.	36,907	382
	Craftsman Automation Ltd.	7,135	378
[2]	Aster DM Healthcare Ltd.	90,746	377
*	Restaurant Brands Asia Ltd.	315,551	377
	Electrosteel Castings Ltd.	163,850	376
[2]	ICICI Securities Ltd.	40,951	371
*	Adani Wilmar Ltd.	86,901	371
	Elecon Engineering Co. Ltd.	27,251	370
	Balrampur Chini Mills Ltd.	77,901	369
*	Inox Wind Ltd.	49,498	369
	Swan Energy Ltd.	49,723	369
	Usha Martin Ltd.	81,401	367
	Gujarat Pipavav Port Ltd.	144,949	365
	HEG Ltd.	12,885	364
	GHCL Ltd.	59,253	364
	Blue Dart Express Ltd.	4,807	363
	Vedant Fashions Ltd.	31,767	363
	JK Tyre & Industries Ltd.	71,530	360
	Jubilant Pharmova Ltd.	44,430	358
	Jammu & Kashmir Bank Ltd.	216,079	353
	Jupiter Wagons Ltd.	72,009	352
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	351
*	Sapphire Foods India Ltd.	20,601	351
[2]	New India Assurance Co. Ltd.	118,334	350
	Edelweiss Financial Services Ltd.	370,357	347
	Bombay Burmah Trading Co.	18,422	344
	NLC India Ltd.	118,592	343
	VIP Industries Ltd.	51,550	338
38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Supreme Petrochem Ltd.	41,282	338
	Safari Industries India Ltd.	13,246	335
	V-Guard Industries Ltd.	80,619	331
	ION Exchange India Ltd.	48,802	331
	CIE Automotive India Ltd.	56,317	330
	Cera Sanitaryware Ltd.	3,790	326
	PTC India Ltd.	121,115	325
*	Medplus Health Services Ltd.	38,784	324
	PNC Infratech Ltd.	59,998	322
	Vardhman Textiles Ltd.	60,171	321
*	Rajesh Exports Ltd.	83,961	319
	Trident Ltd.	679,166	319
	DCM Shriram Ltd.	26,845	310
	Happiest Minds Technologies Ltd.	31,684	308
	JK Lakshmi Cement Ltd.	32,258	307
	Balaji Amines Ltd.	11,748	307
	TVS Holdings Ltd.	2,947	307
*	Reliance Infrastructure Ltd.	143,985	306
*	Nuvama Wealth Management Ltd.	4,896	306
	Titagarh Rail System Ltd.	24,074	305
	Route Mobile Ltd.	16,654	304
	BLS International Services Ltd.	72,612	304
*	Nuvoco Vistas Corp. Ltd.	74,717	303
	Newgen Software Technologies Ltd.	27,271	302
	Alembic Pharmaceuticals Ltd.	25,190	301
	Tamilnad Mercantile Bank Ltd.	51,470	300
	Mahindra Lifespace Developers Ltd.	39,289	299
	Fine Organic Industries Ltd.	5,648	297
	Welspun India Ltd.	165,376	296
[2]	Metropolis Healthcare Ltd.	13,609	296
	Graphite India Ltd.	36,497	295
	IDBI Bank Ltd.	271,860	294
	Care Ratings Ltd.	20,479	293
	Rhi Magnesita India Ltd.	37,741	293
	Mangalore Refinery & Petrochemicals Ltd.	97,251	291
	Neuland Laboratories Ltd.	3,191	291
	EPL Ltd.	133,127	289
	GMM Pfaudler Ltd.	16,739	286
	Rain Industries Ltd.	136,140	284
	Maharashtra Seamless Ltd.	26,258	284
	CCL Products India Ltd.	39,319	279
*	TeamLease Services Ltd.	6,983	277
*	KSB Ltd.	5,108	276
	Vinati Organics Ltd.	14,035	275
		Shares	Market Value• ($000)
	DCB Bank Ltd.	163,334	273
*	Tata Teleservices Maharashtra Ltd.	277,414	273
	Karnataka Bank Ltd.	98,208	272
	Nexus Select Trust	164,459	263
	Bajaj Electricals Ltd.	22,908	260
	Clean Science & Technology Ltd.	16,468	260
	Procter & Gamble Health Ltd.	4,346	256
	Archean Chemical Industries Ltd.	31,677	247
[2]	General Insurance Corp. of India	59,413	246
	NOCIL Ltd.	76,124	245
	Garware Technical Fibres Ltd.	6,316	245
	KNR Constructions Ltd.	76,589	243
	Arvind Ltd.	64,248	241
	Zydus Wellness Ltd.	12,043	240
	JM Financial Ltd.	223,256	237
	Rallis India Ltd.	74,494	237
	Syrma SGS Technology Ltd.	40,235	235
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	232
	NIIT Learning Systems Ltd.	38,592	230
[2]	IRB InvIT Fund	279,757	229
*	Alok Industries Ltd.	698,351	228
*	Borosil Renewables Ltd.	36,359	228
*	MTAR Technologies Ltd.	10,067	227
*	IFCI Ltd.	409,822	222
*	Wockhardt Ltd.	32,831	222
*	Sheela Foam Ltd.	20,446	221
*	Nazara Technologies Ltd.	28,380	218
	Gateway Distriparks Ltd.	168,614	216
	Century Plyboards India Ltd.	27,829	212
	Birla Corp. Ltd.	12,063	208
	Gokaldas Exports Ltd.	19,709	208
*	Shree Renuka Sugars Ltd.	381,665	204
*	Chemplast Sanmar Ltd.	32,661	195
	TTK Prestige Ltd.	22,481	189
	Avanti Feeds Ltd.	29,194	186
	Godawari Power and Ispat Ltd.	17,496	186
	Orient Electric Ltd.	70,738	185
	Saregama India Ltd.	35,469	183
	AstraZeneca Pharma India Ltd.	2,814	180
	Akzo Nobel India Ltd.	5,907	173
	Metro Brands Ltd.	13,450	173
[2]	Godrej Agrovet Ltd.	25,053	163
	Sterlite Technologies Ltd.	98,550	162
*	Brightcom Group Ltd.	961,390	161
	JK Paper Ltd.	35,100	160
*	Allcargo Logistics Ltd.	177,663	156
	Galaxy Surfactants Ltd.	4,894	151
*	V-Mart Retail Ltd.	5,403	140
		Shares	Market Value• ($000)
	Alkyl Amines Chemicals Ltd.	5,678	139
	Bajaj Consumer Care Ltd.	47,271	137
[2]	Dilip Buildcon Ltd.	24,359	137
	KRBL Ltd.	37,104	131
	Vaibhav Global Ltd.	25,010	124
*	Campus Activewear Ltd.	41,160	122
*	TV18 Broadcast Ltd.	188,630	104
	Kaveri Seed Co. Ltd.	9,329	97
*	Sun Pharma Advanced Research Co. Ltd.	32,065	89
*	Dhani Services Ltd.	139,298	87
	Symphony Ltd.	6,976	81
	Vakrangee Ltd.	236,119	75
	Polyplex Corp. Ltd.	6,575	73
	NIIT Ltd.	40,043	51
*	Jai Balaji Industries Ltd.	708	9
			1,042,451
Indonesia (0.2%)
	Bank Central Asia Tbk PT	32,450,720	19,512
	Bank Rakyat Indonesia Persero Tbk PT	41,601,442	12,593
	Bank Mandiri Persero Tbk PT	25,757,664	10,887
	Telkom Indonesia Persero Tbk PT	28,210,140	5,469
	Astra International Tbk PT	11,430,730	3,607
	Bank Negara Indonesia Persero Tbk PT	8,889,260	2,860
*	Amman Mineral Internasional PT	3,741,800	2,228
*	GoTo Gojek Tokopedia Tbk PT	556,976,700	2,142
	Sumber Alfaria Trijaya Tbk PT	10,824,700	1,947
	United Tractors Tbk PT	853,760	1,301
*	Merdeka Copper Gold Tbk PT	7,949,900	1,280
	Charoen Pokphand Indonesia Tbk PT	4,090,700	1,245
	Adaro Energy Indonesia Tbk PT	6,972,400	1,159
	Kalbe Farma Tbk PT	11,495,200	1,029
	Indofood Sukses Makmur Tbk PT	2,391,500	918
	Barito Pacific Tbk PT	13,857,332	866
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	847
	Indofood CBP Sukses Makmur Tbk PT	1,249,200	835
*	Bumi Resources Minerals Tbk PT	66,721,482	626
	Indosat Tbk PT	875,400	592
	Semen Indonesia Persero Tbk PT	2,056,694	590
	Unilever Indonesia Tbk PT	3,601,300	580
*	Bumi Resources Tbk PT	93,363,165	568
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	527
	Sarana Menara Nusantara Tbk PT	10,600,800	524
39

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Aneka Tambang Tbk	4,856,300	488
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	485
	AKR Corporindo Tbk PT	4,222,200	434
	Indocement Tunggal Prakarsa Tbk PT	871,700	415
	Medco Energi Internasional Tbk PT	4,933,581	405
	Dayamitra Telekomunikasi PT	11,275,900	395
	Mitra Adiperkasa Tbk PT	3,978,800	385
	Jasa Marga Persero Tbk PT	1,144,417	380
	Ciputra Development Tbk PT	4,964,830	368
	Bukit Asam Tbk PT	1,937,900	361
	Pakuwon Jati Tbk PT	14,553,500	359
	XL Axiata Tbk PT	2,360,946	358
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	354
	Tower Bersama Infrastructure Tbk PT	2,882,359	350
	Indo Tambangraya Megah Tbk PT	221,200	343
	Elang Mahkota Teknologi Tbk PT	14,286,300	338
*	Bumi Serpong Damai Tbk PT	5,776,200	329
	LEG Immobilien SE	1,972,881	320
	Avia Avian Tbk PT	9,290,900	291
*	Smartfren Telecom Tbk PT	92,173,411	283
	Map Aktif Adiperkasa PT	5,841,700	283
	Vale Indonesia Tbk PT	1,071,800	280
	Gudang Garam Tbk PT	237,600	266
*	Bukalapak.com PT Tbk	33,476,000	266
	Surya Esa Perkasa Tbk PT	5,478,700	262
	Bank Tabungan Negara Persero Tbk PT	3,224,980	261
	BFI Finance Indonesia Tbk PT	4,032,300	260
	Summarecon Agung Tbk PT	8,115,166	256
	Trimegah Bangun Persada Tbk PT	4,237,600	252
	Mayora Indah Tbk PT	1,663,000	245
*	Japfa Comfeed Indonesia Tbk PT	3,336,200	235
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	227
*	Panin Financial Tbk PT	12,408,800	223
	Ace Hardware Indonesia Tbk PT	3,765,500	216
*	Bank Bukopin Tbk PT (XIDX)	52,916,014	215
	Bank BTPN Syariah Tbk PT	1,919,700	143
*	Bank Pan Indonesia Tbk PT	2,092,200	143
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	139
		Shares	Market Value• ($000)
*	Global Mediacom Tbk PT	8,690,900	125
	Media Nusantara Citra Tbk PT	6,116,100	118
*,3	Waskita Karya Persero Tbk PT	9,251,808	115
	Matahari Department Store Tbk PT	1,013,000	99
	Surya Citra Media Tbk PT	11,298,100	89
*	Lippo Karawaci Tbk PT	19,524,292	78
*	MNC Digital Entertainment Tbk PT	436,450	78
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	76
	Astra Agro Lestari Tbk PT	170,855	68
	Timah Tbk PT	1,216,300	68
*	Bank Neo Commerce Tbk PT	4,158,400	63
*	Alam Sutera Realty Tbk PT	6,013,500	49
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	39
	Bank Danamon Indonesia Tbk PT	189,500	32
*	Bank Raya Indonesia Tbk PT	1,853,845	29
	Ramayana Lestari Sentosa Tbk PT	544,200	16
*	Wijaya Karya Persero Tbk PT	951,745	10
			87,497
Ireland (0.1%)
	Kingspan Group plc	90,540	8,053
	Kerry Group plc Class A	92,664	7,975
	Bank of Ireland Group plc	627,737	6,698
	AIB Group plc	897,960	4,648
	Glanbia plc (XDUB)	95,241	1,808
	Dalata Hotel Group plc	120,798	543
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			29,725
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	665,687	9,310
*	Nice Ltd.	38,337	8,573
	Bank Hapoalim BM	786,550	7,086
	Bank Leumi Le-Israel BM	870,789	6,785
	Israel Discount Bank Ltd. Class A	713,082	3,658
*	Nova Ltd.	16,883	2,857
	Mizrahi Tefahot Bank Ltd.	77,660	2,828
	Elbit Systems Ltd.	13,522	2,753
	ICL Group Ltd.	460,277	2,161
*	Tower Semiconductor Ltd.	63,761	2,063
	First International Bank of Israel Ltd.	40,829	1,621
	Azrieli Group Ltd.	22,234	1,431
		Shares	Market Value• ($000)
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,391
	Camtek Ltd.	16,097	1,310
*	Big Shopping Centers Ltd.	10,525	1,083
*	Enlight Renewable Energy Ltd.	64,635	1,039
	Shufersal Ltd.	148,318	977
	Amot Investments Ltd.	213,947	897
	Melisron Ltd.	12,802	878
	Phoenix Holdings Ltd.	88,122	842
	Mivne Real Estate KD Ltd.	339,594	816
*	Clal Insurance Enterprises Holdings Ltd.	36,645	611
*	Airport City Ltd.	37,952	583
	Fox Wizel Ltd.	6,819	541
	Alony Hetz Properties & Investments Ltd.	82,522	533
	Harel Insurance Investments & Financial Services Ltd.	57,896	528
	Delek Group Ltd.	4,481	526
	Energix-Renewable Energies Ltd.	140,935	525
	Sapiens International Corp. NV	16,420	507
	Strauss Group Ltd.	27,341	502
*	Shapir Engineering and Industry Ltd.	91,917	501
	Paz Oil Co. Ltd.	4,895	488
	Israel Corp. Ltd.	2,043	487
*	Fattal Holdings 1998 Ltd.	3,383	410
	REIT 1 Ltd.	101,213	407
*	Shikun & Binui Ltd.	177,799	382
	Hilan Ltd.	6,811	382
	FIBI Holdings Ltd.	9,088	378
	Formula Systems 1985 Ltd.	5,169	376
	Oil Refineries Ltd.	1,298,336	376
	Israel Canada T.R Ltd.	100,438	370
	Kenon Holdings Ltd.	16,357	369
*	OPC Energy Ltd.	47,279	355
	Matrix IT Ltd.	17,238	348
*	Equital Ltd.	12,512	347
	Electra Ltd.	897	341
*	Partner Communications Co. Ltd.	72,295	338
	Isracard Ltd.	92,515	338
	Migdal Insurance & Financial Holdings Ltd.	263,851	334
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	326
*	Perion Network Ltd.	25,241	315
*	Ashtrom Group Ltd.	20,230	278
	Mega Or Holdings Ltd.	10,570	273
	One Software Technologies Ltd.	19,326	268
	Summit Real Estate Holdings Ltd.	20,728	250
	Danel Adir Yeoshua Ltd.	2,713	245
40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Menora Mivtachim Holdings Ltd.	9,950	240
	Delta Galil Ltd.	5,243	233
	Sella Capital Real Estate Ltd.	112,637	227
*	Cellcom Israel Ltd.	51,535	215
	Maytronics Ltd.	22,147	189
	Delek Automotive Systems Ltd.	26,913	152
	AudioCodes Ltd.	13,457	148
	Elco Ltd.	4,366	134
*	G City Ltd.	45,132	131
*	AFI Properties Ltd.	3,182	129
	Ashdod Refinery Ltd.	4,895	110
	Gav-Yam Lands Corp. Ltd.	13,562	96
*	Kamada Ltd.	16,638	88
	IDI Insurance Co. Ltd.	2,463	70
			76,659
Italy (0.7%)
	UniCredit SpA	977,222	35,868
	Intesa Sanpaolo SpA	9,376,450	35,096
	Enel SpA	4,558,121	29,958
	Ferrari NV	69,362	28,527
	Stellantis NV	1,252,580	27,715
	Eni SpA	1,260,852	20,251
	Assicurazioni Generali SpA	723,239	17,634
	Prysmian SpA	164,948	8,950
	Moncler SpA	121,912	8,300
	Terna - Rete Elettrica Nazionale	850,804	6,817
	Snam SpA	1,305,558	5,973
	FinecoBank Banca Fineco SpA	376,852	5,773
	Mediobanca Banca di Credito Finanziario SpA	398,323	5,659
	Leonardo SpA	232,768	5,349
[1]	Banco BPM SpA	787,899	5,173
[2]	Poste Italiane SpA	259,772	3,300
	BPER Banca	618,121	3,210
	Tenaris SA	187,395	3,112
	Davide Campari-Milano NV	299,687	3,006
	Recordati Industria Chimica e Farmaceutica SpA	54,929	2,923
*,2	Nexi SpA	485,972	2,827
	Banca Monte dei Paschi di Siena SpA	526,922	2,541
	Amplifon SpA	73,578	2,457
[2]	Infrastrutture Wireless Italiane SpA	207,133	2,220
	Unipol Gruppo SpA	234,263	2,100
	Brunello Cucinelli SpA	20,285	2,070
	Interpump Group SpA	45,602	1,986
	Reply SpA	14,467	1,889
	A2A SpA	899,938	1,775
[2]	Pirelli & C SpA	275,708	1,743
	Buzzi SpA	48,067	1,732
	Banca Popolare di Sondrio SpA	203,897	1,704
	Azimut Holding SpA	59,029	1,556
	Hera SpA	429,690	1,551
	Banca Mediolanum SpA	137,953	1,493
		Shares	Market Value• ($000)
*,1	Telecom Italia SpA (MTAA)	6,279,446	1,489
	Italgas SpA	265,764	1,473
	Iveco Group NV	114,795	1,439
*	Saipem SpA	612,686	1,406
	Tenaris SA ADR	41,830	1,380
	De' Longhi SpA	38,782	1,272
	Banca Generali SpA	31,446	1,232
[2]	BFF Bank SpA	95,638	1,227
	DiaSorin SpA	12,064	1,218
	Brembo NV	92,593	1,178
	ERG SpA	32,477	875
	Iren SpA	407,360	819
	SOL SpA	21,228	817
	Maire Tecnimont SpA	87,046	721
[2]	Technogym SpA	75,176	709
*	Technoprobe SpA	84,106	670
[2]	Enav SpA	156,225	642
	Saras SpA	340,148	639
[2]	Carel Industries SpA	27,743	562
	Lottomatica Group SpA	47,969	556
	UnipolSai Assicurazioni SpA	186,630	534
[2]	Anima Holding SpA	108,107	507
	Tamburi Investment Partners SpA	48,617	472
	Credito Emiliano SpA	42,857	453
	Sesa SpA	4,305	448
	ACEA SpA	22,675	393
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	391
	Salvatore Ferragamo SpA	38,396	381
	Sanlorenzo SpA	8,234	361
	Webuild SpA (MTAA)	139,245	350
[2]	RAI Way SpA	60,677	345
	MFE-MediaForEurope NV Class A	117,220	344
	Salcef Group SpA	12,297	339
	Gruppo MutuiOnline SpA	8,773	328
	Banca IFIS SpA	13,418	299
	El.En. SpA	23,497	295
	Ariston Holding NV	56,751	292
	Piaggio & C SpA	90,492	264
*,2	GVS SpA	39,763	231
*,1	Fincantieri SpA	278,463	211
	Cementir Holding NV	19,613	208
*	Tod's SpA	4,506	207
	Arnoldo Mondadori Editore SpA	74,965	179
	Zignago Vetro SpA	13,478	179
	MARR SpA	13,886	178
[1]	Italmobiliare SpA	4,572	168
	Tinexta SpA	7,571	143
*,1	Juventus Football Club SpA	54,556	103
	Biesse SpA	6,496	84
	MFE-MediaForEurope NV Class B	20,801	84
	Alerion Cleanpower SpA	3,159	59
	Datalogic SpA	8,753	53
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	33
			321,478
	Shares	Market Value• ($000)
Japan (6.1%)
Toyota Motor Corp.	7,004,340	159,759
Mitsubishi UFJ Financial Group Inc.	6,547,460	65,222
Sony Group Corp.	723,100	59,765
Tokyo Electron Ltd.	257,200	56,416
Keyence Corp.	115,332	50,720
Mitsubishi Corp.	2,214,300	50,640
Hitachi Ltd.	520,452	48,017
Shin-Etsu Chemical Co. Ltd.	1,116,280	43,210
Sumitomo Mitsui Financial Group Inc.	740,148	42,043
Mitsui & Co. Ltd.	859,000	41,469
Daiichi Sankyo Co. Ltd.	1,103,100	37,128
Recruit Holdings Co. Ltd.	840,027	36,178
ITOCHU Corp.	778,928	35,141
Tokio Marine Holdings Inc.	1,086,456	34,339
Honda Motor Co. Ltd.	2,843,523	32,352
Nintendo Co. Ltd.	611,560	29,825
Mizuho Financial Group Inc.	1,484,610	28,696
SoftBank Group Corp.	569,040	27,986
KDDI Corp.	906,100	25,143
Fast Retailing Co. Ltd.	90,500	23,663
Takeda Pharmaceutical Co. Ltd.	891,639	23,434
Hoya Corp.	200,151	23,205
Daikin Industries Ltd.	156,463	21,356
Denso Corp.	1,199,700	20,447
Mitsubishi Electric Corp.	1,153,840	20,111
Softbank Corp.	1,594,433	19,232
Japan Tobacco Inc.	688,982	18,535
Murata Manufacturing Co. Ltd.	1,000,122	18,274
Nippon Telegraph & Telephone Corp.	16,472,100	17,784
Oriental Land Co. Ltd.	634,100	17,496
Seven & i Holdings Co. Ltd.	1,350,500	17,450
SMC Corp.	32,400	17,022
Sumitomo Corp.	646,300	16,996
Marubeni Corp.	949,528	16,917
FANUC Corp.	565,455	16,748
Fujitsu Ltd.	1,060,400	16,381
Mitsui Fudosan Co. Ltd.	1,589,100	16,172
Komatsu Ltd.	539,950	16,121
Canon Inc.	553,600	14,983
Mitsubishi Heavy Industries Ltd.	1,662,970	14,869
MS&AD Insurance Group Holdings Inc.	803,568	14,447
Terumo Corp.	850,356	14,426
Nidec Corp.	307,096	14,382
Bridgestone Corp.	323,304	14,266
ORIX Corp.	694,560	14,214
Disco Corp.	49,000	13,957
Renesas Electronics Corp.	851,423	13,823
41

Total World Stock Index Fund
	Shares	Market Value• ($000)
Advantest Corp.	435,356	13,627
FUJIFILM Holdings Corp.	624,000	13,274
Dai-ichi Life Holdings Inc.	548,300	12,699
Suzuki Motor Corp.	1,081,084	12,590
Central Japan Railway Co.	539,695	12,342
Mitsubishi Estate Co. Ltd.	662,791	12,145
Otsuka Holdings Co. Ltd.	282,400	12,075
Chugai Pharmaceutical Co. Ltd.	379,500	12,070
East Japan Railway Co.	652,815	11,965
NEC Corp.	154,400	11,179
Kao Corp.	269,448	11,115
Panasonic Holdings Corp.	1,254,459	10,949
Lasertec Corp.	50,300	10,850
Sompo Holdings Inc.	542,625	10,739
Nippon Steel Corp.	478,458	10,727
Nomura Holdings Inc.	1,827,200	10,397
Daiwa House Industry Co. Ltd.	368,200	10,361
Ajinomoto Co. Inc.	275,700	10,251
Astellas Pharma Inc.	1,067,700	10,248
Japan Post Holdings Co. Ltd.	1,054,252	10,124
TDK Corp.	217,760	9,714
Kubota Corp.	601,700	9,651
Olympus Corp.	678,100	9,446
Asahi Group Holdings Ltd.	275,652	9,430
Toyota Industries Corp.	96,000	9,123
Aeon Co. Ltd.	420,100	8,784
Sumitomo Mitsui Trust Holdings Inc.	417,092	8,769
Toyota Tsusho Corp.	132,700	8,437
Japan Post Bank Co. Ltd.	826,836	8,393
Kyocera Corp.	688,400	8,391
Resona Holdings Inc.	1,302,589	8,237
Sumitomo Realty & Development Co. Ltd.	235,946	8,165
Subaru Corp.	365,500	8,161
Secom Co. Ltd.	115,987	8,057
Sekisui House Ltd.	337,100	7,747
Inpex Corp.	515,900	7,728
Nippon Yusen KK	270,800	7,688
ENEOS Holdings Inc.	1,647,707	7,613
Japan Exchange Group Inc.	317,700	7,441
Sumitomo Electric Industries Ltd.	467,900	7,232
Nitto Denko Corp.	87,400	7,227
Shimano Inc.	44,400	7,216
Shionogi & Co. Ltd.	153,800	7,183
Unicharm Corp.	231,600	6,882
Bandai Namco Holdings Inc.	358,800	6,704
Kikkoman Corp.	555,750	6,622
Yaskawa Electric Corp.	159,163	6,558
Daiwa Securities Group Inc.	876,000	6,438
Kirin Holdings Co. Ltd.	441,000	6,438
		Shares	Market Value• ($000)
	Eisai Co. Ltd.	154,800	6,357
	Shiseido Co. Ltd.	235,300	6,299
	Kansai Electric Power Co. Inc.	419,000	6,276
	Mitsui OSK Lines Ltd.	195,717	6,212
	Nomura Research Institute Ltd.	248,269	6,008
*	Tokyo Electric Power Co. Holdings Inc.	944,600	5,876
	Nitori Holdings Co. Ltd.	43,800	5,862
	NTT Data Group Corp.	373,000	5,833
	Pan Pacific International Holdings Corp.	244,300	5,738
	West Japan Railway Co.	295,664	5,612
	Sysmex Corp.	344,502	5,509
	Chubu Electric Power Co. Inc.	407,670	5,233
	Osaka Gas Co. Ltd.	229,300	5,099
	JFE Holdings Inc.	340,900	5,088
	Tokyo Gas Co. Ltd.	222,900	4,999
	SCREEN Holdings Co. Ltd.	47,800	4,932
	Obic Co. Ltd.	38,100	4,895
	Asahi Kasei Corp.	688,100	4,798
	Obayashi Corp.	426,000	4,754
	Minebea Mitsumi Inc.	253,684	4,752
	T&D Holdings Inc.	291,100	4,750
	Yamaha Motor Co. Ltd.	507,800	4,736
	Mitsubishi Chemical Group Corp.	793,684	4,630
	Kajima Corp.	241,500	4,626
	Fuji Electric Co. Ltd.	71,377	4,440
	Sumitomo Metal Mining Co. Ltd.	132,600	4,430
	Idemitsu Kosan Co. Ltd.	653,070	4,425
	Ebara Corp.	53,000	4,369
	Asics Corp.	100,600	4,312
	Isuzu Motors Ltd.	338,520	4,290
	Toray Industries Inc.	931,700	4,259
	Nissan Motor Co. Ltd.	1,156,701	4,233
	Shimadzu Corp.	152,000	4,130
	Dai Nippon Printing Co. Ltd.	139,600	4,066
	Makita Corp.	138,500	4,010
*	Rakuten Group Inc.	823,500	3,961
	Tokyu Corp.	331,900	3,929
	Daito Trust Construction Co. Ltd.	36,552	3,918
	Nippon Paint Holdings Co. Ltd.	608,453	3,895
	Ono Pharmaceutical Co. Ltd.	262,900	3,787
	Omron Corp.	108,800	3,734
	AGC Inc.	99,800	3,690
	Taisei Corp.	100,699	3,687
	Mazda Motor Corp.	325,500	3,684
	Sojitz Corp.	141,759	3,650
	TOPPAN Holdings Inc.	153,500	3,642
	Niterra Co. Ltd.	110,800	3,634
	Aisin Corp.	95,500	3,632
	LY Corp.	1,477,800	3,551
		Shares	Market Value• ($000)
	Kawasaki Kisen Kaisha Ltd.	251,391	3,542
	Konami Group Corp.	57,600	3,475
	Capcom Co. Ltd.	209,000	3,441
	Daifuku Co. Ltd.	166,500	3,411
	Yakult Honsha Co. Ltd.	174,176	3,407
	SBI Holdings Inc.	138,140	3,363
	Chiba Bank Ltd.	395,600	3,342
	Concordia Financial Group Ltd.	611,779	3,296
	Nexon Co. Ltd.	210,624	3,284
	Nippon Building Fund Inc.	859	3,282
	MEIJI Holdings Co. Ltd.	145,068	3,246
	Sekisui Chemical Co. Ltd.	220,300	3,205
	Toyo Suisan Kaisha Ltd.	51,200	3,202
	Trend Micro Inc.	64,600	3,183
	Dentsu Group Inc.	116,349	3,148
	Hankyu Hanshin Holdings Inc.	119,500	3,133
	Socionext Inc.	106,100	3,102
	MatsukiyoCocokara & Co.	216,440	3,069
	Nissin Foods Holdings Co. Ltd.	113,100	3,018
	Nippon Sanso Holdings Corp.	101,300	3,009
	Yokogawa Electric Corp.	133,900	2,959
	Keisei Electric Railway Co. Ltd.	79,400	2,958
	Isetan Mitsukoshi Holdings Ltd.	210,200	2,952
	Kyoto Financial Group Inc.	164,000	2,919
	SG Holdings Co. Ltd.	248,700	2,911
	Ricoh Co. Ltd.	331,500	2,860
	M3 Inc.	268,638	2,842
	Mitsui Chemicals Inc.	99,700	2,838
	Mitsubishi HC Capital Inc. (XTKS)	435,850	2,823
	TIS Inc.	131,900	2,817
	SUMCO Corp.	186,326	2,779
	Fujikura Ltd.	157,900	2,713
	Rohm Co. Ltd.	188,400	2,708
	Hamamatsu Photonics KK	73,200	2,682
	Kawasaki Heavy Industries Ltd.	86,200	2,669
	Kintetsu Group Holdings Co. Ltd.	101,800	2,617
	Shizuoka Financial Group Inc.	279,900	2,613
	Nissan Chemical Corp.	75,500	2,574
	MISUMI Group Inc.	158,200	2,572
[1]	KDX Realty Investment Corp.	2,557	2,522
	Japan Real Estate Investment Corp.	739	2,506
	Kurita Water Industries Ltd.	63,100	2,499
	Seiko Epson Corp.	150,600	2,477
	Nippon Prologis REIT Inc.	1,433	2,473
	Nomura Real Estate Master Fund Inc.	2,576	2,462
	Sumitomo Forestry Co. Ltd.	79,700	2,456
42

Total World Stock Index Fund
	Shares	Market Value• ($000)
Yamato Holdings Co. Ltd.	185,500	2,450
Ibiden Co. Ltd.	64,400	2,448
Tokyu Fudosan Holdings Corp.	329,986	2,418
Kyushu Electric Power Co. Inc.	257,800	2,392
Mitsubishi Gas Chemical Co. Inc.	134,300	2,376
Brother Industries Ltd.	133,600	2,363
Fukuoka Financial Group Inc.	88,864	2,360
Tobu Railway Co. Ltd.	118,300	2,347
Otsuka Corp.	117,800	2,343
Kyowa Kirin Co. Ltd.	139,400	2,341
Hikari Tsushin Inc.	14,300	2,324
Kobe Steel Ltd.	186,800	2,280
Japan Metropolitan Fund Investment	3,762	2,271
Daiwa House REIT Investment Corp.	1,335	2,243
Suntory Beverage & Food Ltd.	68,900	2,242
Cosmo Energy Holdings Co. Ltd.	46,852	2,240
TOTO Ltd.	81,900	2,217
Yamaha Corp.	103,600	2,183
Ryohin Keikaku Co. Ltd.	134,470	2,166
Hoshizaki Corp.	62,764	2,163
Resonac Holdings Corp.	99,488	2,157
Tosoh Corp.	154,790	2,134
McDonald's Holdings Co. Japan Ltd.	48,400	2,129
Rohto Pharmaceutical Co. Ltd.	109,000	2,127
Horiba Ltd.	21,700	2,105
Toho Co. Ltd.	62,800	2,104
Zensho Holdings Co. Ltd.	53,800	2,085
Tohoku Electric Power Co. Inc.	269,000	2,077
GLP J-Reit	2,544	2,069
Yokohama Rubber Co. Ltd.	78,800	2,063
Shimizu Corp.	331,500	2,053
Azbil Corp.	72,800	2,033
Kuraray Co. Ltd.	182,500	2,022
Hulic Co. Ltd.	217,271	2,002
Inaba Denki Sangyo Co. Ltd.	85,000	1,983
Odakyu Electric Railway Co. Ltd.	175,400	1,972
Mebuki Financial Group Inc.	556,150	1,967
Japan Post Insurance Co. Ltd.	103,278	1,939
Amada Co. Ltd.	177,400	1,938
NGK Insulators Ltd.	141,000	1,921
Sanrio Co. Ltd.	113,076	1,907
NIPPON EXPRESS HOLDINGS Inc.	37,200	1,903
Oji Holdings Corp.	480,900	1,884
Taiyo Yuden Co. Ltd.	80,300	1,881
NSK Ltd.	338,700	1,863
Seibu Holdings Inc.	119,588	1,861
Nisshin Seifun Group Inc.	142,620	1,860
NH Foods Ltd.	56,300	1,852
	Shares	Market Value• ($000)
Sumitomo Heavy Industries Ltd.	66,300	1,848
Hirose Electric Co. Ltd.	17,121	1,817
Invincible Investment Corp.	4,056	1,817
Kyushu Railway Co.	84,424	1,816
Nikon Corp.	173,800	1,797
Tokyo Tatemono Co. Ltd.	107,100	1,782
Skylark Holdings Co. Ltd.	124,647	1,776
Sanwa Holdings Corp.	108,100	1,765
IHI Corp.	73,600	1,762
Medipal Holdings Corp.	112,000	1,757
Santen Pharmaceutical Co. Ltd.	181,800	1,756
NOF Corp.	130,800	1,755
Square Enix Holdings Co. Ltd.	48,400	1,750
Hitachi Construction Machinery Co. Ltd.	60,800	1,737
Sumitomo Chemical Co. Ltd.	810,192	1,731
USS Co. Ltd.	223,800	1,710
Credit Saison Co. Ltd.	92,400	1,706
Kobe Bussan Co. Ltd.	78,800	1,702
Kinden Corp.	89,100	1,700
Koito Manufacturing Co. Ltd.	124,500	1,675
MonotaRO Co. Ltd.	139,144	1,668
Asahi Intecc Co. Ltd.	113,800	1,667
Ulvac Inc.	27,800	1,662
ANA Holdings Inc.	87,230	1,657
Hachijuni Bank Ltd.	246,900	1,647
Nomura Real Estate Holdings Inc.	58,600	1,641
Orix JREIT Inc.	1,539	1,622
Yamazaki Baking Co. Ltd.	66,500	1,610
BayCurrent Consulting Inc.	75,570	1,609
Tokyo Ohka Kogyo Co. Ltd.	60,600	1,607
Advance Residence Investment Corp.	740	1,600
Haseko Corp.	132,200	1,597
DMG Mori Co. Ltd.	59,500	1,591
Keio Corp.	63,900	1,563
Iwatani Corp.	27,400	1,556
COMSYS Holdings Corp.	66,298	1,552
CyberAgent Inc.	247,168	1,540
United Urban Investment Corp.	1,604	1,537
Air Water Inc.	101,800	1,529
Japan Hotel REIT Investment Corp.	2,909	1,529
Electric Power Development Co. Ltd.	89,100	1,514
Lixil Corp.	140,400	1,508
THK Co. Ltd.	68,900	1,503
Marui Group Co. Ltd.	97,800	1,494
SCSK Corp.	81,800	1,487
Kyushu Financial Group Inc.	219,970	1,472
		Shares	Market Value• ($000)
	Japan Airlines Co. Ltd.	81,345	1,441
	Taiheiyo Cement Corp.	62,600	1,432
	Toyo Seikan Group Holdings Ltd.	91,200	1,410
	Oracle Corp. Japan	18,700	1,403
	Shinko Electric Industries Co. Ltd.	39,900	1,401
	Stanley Electric Co. Ltd.	79,100	1,400
	Tokyo Seimitsu Co. Ltd.	21,200	1,380
	DIC Corp.	73,200	1,368
	Nichirei Corp.	54,300	1,359
	Gunma Bank Ltd.	222,600	1,355
	Sapporo Holdings Ltd.	37,500	1,355
	Japan Airport Terminal Co. Ltd.	38,000	1,343
	Daicel Corp.	144,400	1,341
	Hisamitsu Pharmaceutical Co. Inc.	55,200	1,339
	Tokyo Century Corp.	134,480	1,339
	Nagoya Railroad Co. Ltd.	102,500	1,337
	Alfresa Holdings Corp.	89,400	1,325
[1]	Aozora Bank Ltd.	85,290	1,325
	Kansai Paint Co. Ltd.	101,400	1,320
	Persol Holdings Co. Ltd.	946,000	1,309
	ZOZO Inc.	60,400	1,301
	Toho Gas Co. Ltd.	50,500	1,297
	Lion Corp.	141,800	1,272
	Mitsubishi Materials Corp.	64,934	1,269
	Tsuruha Holdings Inc.	20,100	1,269
	Sumitomo Rubber Industries Ltd.	104,472	1,268
	Rinnai Corp.	58,400	1,265
	Sankyo Co. Ltd.	114,500	1,244
	J Front Retailing Co. Ltd.	141,600	1,233
	Goldwin Inc.	20,300	1,231
	ADEKA Corp.	58,900	1,224
	Shimamura Co. Ltd.	24,600	1,213
	Macnica Holdings Inc.	27,200	1,199
	Exedy Corp.	65,200	1,194
	Open House Group Co. Ltd.	39,000	1,186
	Hakuhodo DY Holdings Inc.	127,300	1,184
	Takashimaya Co. Ltd.	83,400	1,182
	Kewpie Corp.	58,400	1,178
	Chugoku Electric Power Co. Inc.	171,300	1,176
	Kobayashi Pharmaceutical Co. Ltd.	33,100	1,173
	77 Bank Ltd.	41,400	1,170
	Suzuken Co. Ltd.	39,260	1,159
	Yamaguchi Financial Group Inc.	114,400	1,156
	JGC Holdings Corp.	119,700	1,154
	Kagome Co. Ltd.	44,500	1,138
[1]	Sekisui House REIT Inc.	2,213	1,134
	Keihan Holdings Co. Ltd.	53,900	1,127
43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nankai Electric Railway Co. Ltd.	64,600	1,125
	Industrial & Infrastructure Fund Investment Corp.	1,353	1,119
	INFRONEER Holdings Inc.	125,752	1,114
	Casio Computer Co. Ltd.	133,500	1,112
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,111
	Nishi-Nippon Financial Holdings Inc.	87,900	1,111
	Keikyu Corp.	139,500	1,109
	TPR Co. Ltd.	74,900	1,107
	Food & Life Cos. Ltd.	58,500	1,106
	GS Yuasa Corp.	58,300	1,100
	Nippon Kanzai Holdings Co. Ltd.	66,900	1,100
	GMO Payment Gateway Inc.	24,006	1,098
	Nifco Inc.	45,202	1,093
	Iyogin Holdings Inc.	143,200	1,093
	Japan Prime Realty Investment Corp.	504	1,091
	Sundrug Co. Ltd.	37,500	1,089
	Sega Sammy Holdings Inc.	83,200	1,089
	Mitsubishi Motors Corp.	343,000	1,087
	Nihon Kohden Corp.	39,700	1,079
	Sawai Group Holdings Co. Ltd.	28,700	1,070
	Alps Alpine Co. Ltd.	117,267	1,059
	BIPROGY Inc.	36,400	1,059
	UBE Corp.	57,500	1,051
	Zenkoku Hosho Co. Ltd.	29,800	1,046
	EXEO Group Inc.	95,600	1,042
	Fujitec Co. Ltd.	42,100	1,038
	Takasago Thermal Engineering Co. Ltd.	30,900	1,036
	Daido Steel Co. Ltd.	93,500	1,031
*	Rakuten Bank Ltd.	50,800	1,030
	Mitsubishi Logistics Corp.	30,700	1,019
	Fuji Soft Inc.	26,000	1,017
	Dowa Holdings Co. Ltd.	27,100	1,015
	Nabtesco Corp.	61,500	1,014
	Activia Properties Inc.	408	1,013
	Nippon Accommodations Fund Inc.	243	1,012
	Hirogin Holdings Inc.	140,600	1,012
	Kyudenko Corp.	24,100	1,000
	Nippn Corp.	64,300	992
	Mabuchi Motor Co. Ltd.	64,000	991
	LaSalle Logiport REIT	988	991
	JTEKT Corp.	127,900	990
	Maruwa Co. Ltd.	4,700	990
	TechnoPro Holdings Inc.	58,100	990
	Kamigumi Co. Ltd.	45,800	989
	Jeol Ltd.	24,900	987
	Takara Holdings Inc.	149,900	985
	Toyo Tire Corp.	51,900	982
		Shares	Market Value• ($000)
	Sumitomo Bakelite Co. Ltd.	34,400	980
	Nippon Gas Co. Ltd.	59,800	975
	Internet Initiative Japan Inc.	57,400	971
	Kose Corp.	18,800	969
	Taisei Lamick Co. Ltd.	53,500	968
	Iida Group Holdings Co. Ltd.	75,097	959
	Dexerials Corp.	25,600	959
	Kadokawa Corp.	52,272	955
	Sohgo Security Services Co. Ltd.	171,000	951
	SHO-BOND Holdings Co. Ltd.	24,600	950
	Teijin Ltd.	97,100	947
	ABC-Mart Inc.	47,400	944
	Nichias Corp.	34,400	943
	Nippon Electric Glass Co. Ltd.	38,000	940
	Nissui Corp.	156,400	938
	Mitsui Mining & Smelting Co. Ltd.	29,800	934
	Tsumura & Co.	38,500	928
	Maruichi Steel Tube Ltd.	35,900	924
	Seino Holdings Co. Ltd.	68,300	915
	Yamada Holdings Co. Ltd.	316,572	906
	Rorze Corp.	5,200	902
	Matsui Securities Co. Ltd.	176,200	902
*,1	JSR Corp.	32,835	901
	Tokuyama Corp.	43,300	893
	Cosmos Pharmaceutical Corp.	9,600	883
	Hokkaido Electric Power Co. Inc.	122,800	873
	NOK Corp.	60,300	873
	Penta-Ocean Construction Co. Ltd.	173,400	870
	Yamato Kogyo Co. Ltd.	16,200	870
*	Money Forward Inc.	24,994	870
	Citizen Watch Co. Ltd.	130,100	864
	Sankyu Inc.	24,800	860
	AEON REIT Investment Corp.	957	837
	Rengo Co. Ltd.	111,500	836
	Toyoda Gosei Co. Ltd.	43,100	834
	Kenko Mayonnaise Co. Ltd.	58,200	832
	Toda Corp.	127,200	831
	Fuji Corp.	49,100	824
	Kaneka Corp.	31,800	824
	Tomy Co. Ltd.	51,500	823
	Nippon Shinyaku Co. Ltd.	29,700	822
	Zeon Corp.	82,300	820
	Mitsui Fudosan Logistics Park Inc.	285	818
	Kakaku.com Inc.	70,968	816
	Park24 Co. Ltd.	75,600	814
	Ushio Inc.	61,400	808
	Japan Steel Works Ltd.	33,200	806
	Calbee Inc.	36,900	806
		Shares	Market Value• ($000)
	Nagase & Co. Ltd.	46,500	804
	Japan Logistics Fund Inc.	451	804
	Morinaga Milk Industry Co. Ltd.	41,000	803
	NHK Spring Co. Ltd.	79,200	803
	Mizuho Leasing Co. Ltd.	112,000	800
	Shikoku Electric Power Co. Inc.	95,600	792
	Daiwa Securities Living Investments Corp.	1,166	792
	Micronics Japan Co. Ltd.	19,100	787
	Miura Co. Ltd.	49,900	785
	Fuyo General Lease Co. Ltd.	9,100	780
	Sugi Holdings Co. Ltd.	53,100	779
	Daiwabo Holdings Co. Ltd.	44,700	776
	Welcia Holdings Co. Ltd.	52,500	772
	Konica Minolta Inc.	231,600	770
	House Foods Group Inc.	39,000	768
	Mori Hills REIT Investment Corp.	883	768
	Kandenko Co. Ltd.	68,800	767
	Harmonic Drive Systems Inc.	30,638	765
	Hokuhoku Financial Group Inc.	61,700	757
	NET One Systems Co. Ltd.	45,000	753
	Koei Tecmo Holdings Co. Ltd.	80,924	753
	Topcon Corp.	63,800	749
	Nihon M&A Center Holdings Inc.	136,400	747
	Towa Corp.	12,951	746
*	Mercari Inc.	64,518	746
	Daishi Hokuetsu Financial Group Inc.	25,850	741
	Nippon Kayaku Co. Ltd.	90,800	740
	Sangetsu Corp.	34,800	740
	Kokuyo Co. Ltd.	43,100	736
	Frontier Real Estate Investment Corp.	253	735
	MEITEC Group Holdings Inc.	39,300	733
	Amano Corp.	30,400	731
	Toho Holdings Co. Ltd.	30,500	731
	Organo Corp.	15,900	729
	K's Holdings Corp.	75,568	725
	Hanwa Co. Ltd.	18,800	723
	OKUMA Corp.	16,100	723
	Mitsubishi Estate Logistics REIT Investment Corp.	282	723
	Fujimi Inc.	33,300	722
[1]	Ito En Ltd.	29,700	721
	Comforia Residential REIT Inc.	332	719
	CKD Corp.	38,300	716
	Chiyoda Integre Co. Ltd.	40,425	715
	Kanematsu Corp.	44,000	715
	Aeon Mall Co. Ltd.	62,272	712
44

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sotetsu Holdings Inc.	44,200	705
	Furukawa Electric Co. Ltd.	32,900	704
	Bic Camera Inc.	72,500	704
	Osaka Soda Co. Ltd.	11,900	698
	NSD Co. Ltd.	35,680	697
	Chugin Financial Group Inc.	82,200	692
	OBIC Business Consultants Co. Ltd.	16,789	686
	Denka Co. Ltd.	46,000	682
	Tokai Carbon Co. Ltd.	102,700	681
	Yoshinoya Holdings Co. Ltd.	37,100	679
[1]	Hokuetsu Corp.	79,000	666
	Hulic REIT Inc.	694	663
[1]	Toridoll Holdings Corp.	27,500	661
	Takeuchi Manufacturing Co. Ltd.	17,400	660
	Japan Petroleum Exploration Co. Ltd.	15,200	641
	Suruga Bank Ltd.	104,000	634
*	Sharp Corp.	120,129	631
	Ezaki Glico Co. Ltd.	24,300	627
	Hitachi Zosen Corp.	81,000	627
	Hazama Ando Corp.	83,800	625
	Wacoal Holdings Corp.	28,300	619
	Japan Elevator Service Holdings Co. Ltd.	39,800	619
	Takuma Co. Ltd.	49,400	618
	DTS Corp.	22,600	617
	NIPPON REIT Investment Corp.	273	617
	Feed One Co. Ltd.	94,380	616
	Shiga Bank Ltd.	23,700	613
	Canon Marketing Japan Inc.	22,100	607
	Ship Healthcare Holdings Inc.	40,700	606
	Anritsu Corp.	78,700	600
	NS Solutions Corp.	18,400	599
	Mori Trust REIT Inc.	1,291	599
[1]	NTT UD REIT Investment Corp.	778	596
	Kotobuki Spirits Co. Ltd.	57,800	595
	Nisshinbo Holdings Inc.	78,200	593
	Riken Keiki Co. Ltd.	24,200	592
	Nippon Shokubai Co. Ltd.	61,600	586
	TS Tech Co. Ltd.	47,600	586
	Lintec Corp.	29,300	584
*	SHIFT Inc.	6,300	580
	Meidensha Corp.	26,100	578
*	PeptiDream Inc.	45,300	577
	Morinaga & Co. Ltd.	35,600	575
	OSG Corp.	44,600	575
	San-In Godo Bank Ltd.	73,700	574
[1]	Mitsui E&S Co. Ltd.	52,800	572
	Daihen Corp.	9,400	571
	Kyoritsu Maintenance Co. Ltd.	26,744	570
	Nishi-Nippon Railroad Co. Ltd.	36,500	569
		Shares	Market Value• ($000)
	SKY Perfect JSAT Holdings Inc.	96,700	569
[1]	Workman Co. Ltd.	23,112	568
	PALTAC Corp.	18,700	566
	Okumura Corp.	18,000	563
	Toagosei Co. Ltd.	55,900	562
	Yaoko Co. Ltd.	10,400	562
	Mitsui High-Tec Inc.	12,500	560
	Taikisha Ltd.	19,000	560
	Monex Group Inc.	107,900	558
	Nakanishi Inc.	36,187	556
	Juroku Financial Group Inc.	18,300	550
	Aica Kogyo Co. Ltd.	23,700	549
	Aiful Corp.	188,000	546
	Jaccs Co. Ltd.	15,200	546
	Nitto Boseki Co. Ltd.	15,200	545
	Seven Bank Ltd.	304,900	545
	NEC Networks & System Integration Corp.	32,600	542
	Tsubakimoto Chain Co.	15,700	541
	Rakus Co. Ltd.	53,500	541
	Bank of Nagoya Ltd.	12,100	540
	UACJ Corp.	17,600	538
	Japan Excellent Inc.	656	536
	Fancl Corp.	45,800	535
	Tokyo Kiraboshi Financial Group Inc.	17,949	533
[1]	Ain Holdings Inc.	14,000	530
	SWCC Corp.	20,000	527
	Aichi Financial Group Inc.	27,951	527
	Resorttrust Inc.	31,800	526
	Relo Group Inc.	60,053	522
	Pigeon Corp.	57,060	520
	Fukuoka REIT Corp.	484	520
	Hokuriku Electric Power Co.	88,700	519
	Mirait One Corp.	42,400	518
	Okasan Securities Group Inc.	107,200	514
	Tokyu REIT Inc.	500	514
[1]	Nomura Micro Science Co. Ltd.	16,000	512
	Izumi Co. Ltd.	21,700	504
	DCM Holdings Co. Ltd.	54,400	504
[1]	Hoshino Resorts REIT Inc.	144	504
	Tokai Tokyo Financial Holdings Inc.	136,700	501
	Fukuyama Transporting Co. Ltd.	20,700	500
	Sinfonia Technology Co. Ltd.	23,500	499
	Nipro Corp.	61,500	498
	Nishimatsu Construction Co. Ltd.	17,200	497
	Hokkoku Financial Holdings Inc.	15,400	494
	Descente Ltd.	21,700	489
	Daiwa Office Investment Corp.	134	489
	Nippon Soda Co. Ltd.	13,300	488
	Takamatsu Construction Group Co. Ltd.	28,900	487
		Shares	Market Value• ($000)
	Okamura Corp.	31,900	483
	AEON Financial Service Co. Ltd.	57,900	482
	GMO internet group Inc.	29,300	481
	Nikkon Holdings Co. Ltd.	24,500	481
	Acom Co. Ltd.	186,200	480
	San-Ai Obbli Co. Ltd.	36,400	478
	Tri Chemical Laboratories Inc.	17,168	478
[1]	Toei Animation Co. Ltd.	28,830	477
	Kureha Corp.	26,700	476
	Heiwa Real Estate REIT Inc.	530	475
	Totech Corp.	24,000	475
	TBS Holdings Inc.	18,100	472
	Japan Securities Finance Co. Ltd.	46,400	470
	Senshu Ikeda Holdings Inc.	184,500	470
	Global One Real Estate Investment Corp.	687	467
	H2O Retailing Corp.	41,200	466
	Round One Corp.	105,600	464
	Paramount Bed Holdings Co. Ltd.	27,200	463
	Inabata & Co. Ltd.	22,600	461
	Kato Sangyo Co. Ltd.	15,900	461
	Pilot Corp.	17,200	460
	Itoham Yonekyu Holdings Inc.	17,614	460
	Nisshin Oillio Group Ltd.	14,300	459
	Kusuri no Aoki Holdings Co. Ltd.	24,600	459
	Ferrotec Holdings Corp.	24,165	459
	Glory Ltd.	25,400	458
	Japan Aviation Electronics Industry Ltd.	28,200	453
	Saizeriya Co. Ltd.	13,400	452
	Hankyu Hanshin REIT Inc.	505	452
	Fuji Oil Holdings Inc.	30,600	450
	Digital Garage Inc.	25,400	448
	Fuji Kyuko Co. Ltd.	21,000	448
	DeNA Co. Ltd.	44,300	447
	Sanken Electric Co. Ltd.	10,300	445
	Seria Co. Ltd.	26,222	444
	Colowide Co. Ltd.	32,500	443
	Hyakugo Bank Ltd.	107,800	443
	H.U. Group Holdings Inc.	29,100	442
	Nishimatsuya Chain Co. Ltd.	31,800	441
	Duskin Co. Ltd.	21,200	441
*	JMDC Inc.	21,800	441
	Heiwa Real Estate Co. Ltd.	15,900	440
	Toyota Boshoku Corp.	29,700	439
	Yodogawa Steel Works Ltd.	14,000	439
	Makino Milling Machine Co. Ltd.	10,900	437
	Trusco Nakayama Corp.	26,400	437
	ARE Holdings Inc.	33,700	436
45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kitz Corp.	50,800	432
	Tadano Ltd.	53,700	431
	Arata Corp.	19,400	430
	Toei Co. Ltd.	18,000	427
	Nippon Paper Industries Co. Ltd.	61,400	427
	Daiichikosho Co. Ltd.	36,400	425
	Daiseki Co. Ltd.	22,320	424
	Fujitsu General Ltd.	32,800	423
	Sumitomo Osaka Cement Co. Ltd.	17,000	422
	Financial Partners Group Co. Ltd.	30,100	422
	Heiwa Corp.	33,600	421
	Ryoyo Ryosan Holdings Inc.	23,896	421
	Toyo Tanso Co. Ltd.	8,500	419
	JP-Holdings Inc.	145,000	417
[1]	Senshu Electric Co. Ltd.	11,942	416
	Tokyo Steel Manufacturing Co. Ltd.	39,100	415
	Open Up Group Inc.	32,700	414
*,1	Atom Corp.	72,049	412
	NTN Corp.	207,800	412
	Arcs Co. Ltd.	21,000	412
*	Sansan Inc.	44,692	410
	Transcosmos Inc.	18,900	409
	Kaken Pharmaceutical Co. Ltd.	18,700	406
	SMS Co. Ltd.	29,300	405
	Max Co. Ltd.	18,100	404
[1]	Sakura Internet Inc.	10,800	403
	As One Corp.	24,400	402
	UT Group Co. Ltd.	19,100	401
	EDION Corp.	38,700	400
	Nojima Corp.	33,400	399
	Japan Material Co. Ltd.	28,300	399
	Star Asia Investment Corp.	1,023	399
	Ariake Japan Co. Ltd.	12,200	398
	Japan Wool Textile Co. Ltd.	46,100	398
*	M&A Research Institute Holdings Inc.	12,586	398
[1]	Namura Shipbuilding Co. Ltd.	31,800	397
	Mani Inc.	34,100	395
	Tokai Rika Co. Ltd.	29,000	395
	Seiren Co. Ltd.	23,600	393
*	Hino Motors Ltd.	134,200	392
	Dentsu Soken Inc.	11,800	391
	Leopalace21 Corp.	118,100	391
	North Pacific Bank Ltd.	135,700	390
	Fuji Seal International Inc.	30,300	389
	Mizuno Corp.	8,000	388
	Toyo Ink SC Holdings Co. Ltd.	20,900	387
	JVCKenwood Corp.	76,200	387
	Awa Bank Ltd.	22,600	385
	SOSiLA Logistics REIT Inc.	489	385
	Iino Kaiun Kaisha Ltd.	47,600	383
	Nippon Pillar Packing Co. Ltd.	9,700	382
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	396	379
*	Nxera Pharma Co. Ltd.	40,900	378
	Musashino Bank Ltd.	19,200	376
	Advance Logistics Investment Corp.	486	375
	Komeri Co. Ltd.	15,400	373
	KOMEDA Holdings Co. Ltd.	22,600	371
	Sakata Seed Corp.	16,000	369
	Taiyo Holdings Co. Ltd.	18,000	367
	JAFCO Group Co. Ltd.	32,400	366
	Senko Group Holdings Co. Ltd.	50,000	366
	Sumitomo Warehouse Co. Ltd.	22,000	364
[1]	Kanamoto Co. Ltd.	21,600	363
	FP Corp.	22,500	362
	Topre Corp.	22,400	362
	Monogatari Corp.	13,416	362
	Fukuda Denshi Co. Ltd.	8,737	362
*	Appier Group Inc.	43,900	362
	Meisei Industrial Co. Ltd.	42,400	360
	Mitsubishi Pencil Co. Ltd.	23,600	360
	Toyobo Co. Ltd.	50,700	360
	ARCLANDS Corp.	28,976	357
	Hyakujushi Bank Ltd.	19,500	357
	Kiyo Bank Ltd.	30,807	354
	C Uyemura & Co. Ltd.	5,400	353
	MOS Food Services Inc.	15,900	352
	Nichicon Corp.	41,600	352
	TOKAI Holdings Corp.	57,300	352
	Kumagai Gumi Co. Ltd.	13,300	351
	Sakata INX Corp.	34,500	350
	KH Neochem Co. Ltd.	22,700	349
	Totetsu Kogyo Co. Ltd.	17,400	348
	Mixi Inc.	22,824	348
	Mitsubishi Logisnext Co. Ltd.	35,000	345
	SBI Sumishin Net Bank Ltd.	23,000	344
	Adastria Co. Ltd.	15,740	343
	Takara Leben Real Estate Investment Corp.	530	343
	Meiko Electronics Co. Ltd.	10,489	342
	Autobacs Seven Co. Ltd.	33,600	340
	Funai Soken Holdings Inc.	22,450	340
	Kissei Pharmaceutical Co. Ltd.	14,748	338
	Mitsuboshi Belting Ltd.	11,000	337
	Kohnan Shoji Co. Ltd.	11,900	336
	Nanto Bank Ltd.	17,500	336
	ASKUL Corp.	22,200	335
		Shares	Market Value• ($000)
	Tokyo Electron Device Ltd.	9,300	334
	Create Restaurants Holdings Inc.	48,400	334
	Joyful Honda Co. Ltd.	23,488	334
	Daiei Kankyo Co. Ltd.	20,000	334
	Bando Chemical Industries Ltd.	29,400	333
	Mitsui-Soko Holdings Co. Ltd.	11,300	333
[1]	Ichigo Office REIT Investment Corp.	649	333
	Keiyo Bank Ltd.	67,600	332
	Oki Electric Industry Co. Ltd.	46,400	332
	Nippon Light Metal Holdings Co. Ltd.	27,830	330
	Pola Orbis Holdings Inc.	36,000	330
	Uchida Yoko Co. Ltd.	7,400	328
	Noritake Co. Ltd.	12,400	326
	Roland DG Corp.	9,200	325
	Pacific Industrial Co. Ltd.	31,500	325
	Shoei Co. Ltd.	25,400	325
	Simplex Holdings Inc.	20,100	325
	San-A Co. Ltd.	10,800	324
	Nippon Seiki Co. Ltd.	35,600	324
	Seiko Group Corp.	12,200	323
	Bunka Shutter Co. Ltd.	29,900	322
	Raito Kogyo Co. Ltd.	24,600	320
	Justsystems Corp.	18,300	319
	Nextage Co. Ltd.	18,100	318
	Megmilk Snow Brand Co. Ltd.	19,600	317
	Nichireki Co. Ltd.	20,800	317
	Aoyama Trading Co. Ltd.	30,800	316
	Mitsubishi Shokuhin Co. Ltd.	8,900	316
	TKC Corp.	13,700	315
	Ichibanya Co. Ltd.	45,500	314
	Valor Holdings Co. Ltd.	20,500	314
	Noevir Holdings Co. Ltd.	9,500	314
	Tamron Co. Ltd.	6,700	312
	Nitto Kogyo Corp.	11,600	311
	Nippon Densetsu Kogyo Co. Ltd.	22,500	309
	Nippon Carbon Co. Ltd.	8,700	307
	Torishima Pump Manufacturing Co. Ltd.	17,000	307
	ZERIA Pharmaceutical Co. Ltd.	22,900	304
[1]	Kumiai Chemical Industry Co. Ltd.	59,363	303
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	303
	FP Partner Inc.	9,473	302
	Zojirushi Corp.	30,900	301
	KYB Corp.	8,800	300
	Nippon Coke & Engineering Co. Ltd.	362,300	298
	Takara Standard Co. Ltd.	24,400	298
	Npr Riken Corp.	16,200	298
46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Vital KSK Holdings Inc.	38,100	297
	Katitas Co. Ltd.	24,600	296
	Raiznext Corp.	23,000	296
	Showa Sangyo Co. Ltd.	13,200	296
	Sun Corp.	14,000	296
	Kaga Electronics Co. Ltd.	7,500	295
	Daio Paper Corp.	41,200	295
	JCU Corp.	12,300	294
	Heiwado Co. Ltd.	19,000	293
*	PKSHA Technology Inc.	10,652	293
	Marusan Securities Co. Ltd.	45,200	292
	Nippon Yakin Kogyo Co. Ltd.	9,849	291
	Fuso Chemical Co. Ltd.	11,300	290
	Toa Corp.	42,000	290
	Kyokuto Securities Co. Ltd.	29,100	290
	Itoki Corp.	24,200	289
	Hosiden Corp.	23,100	288
[1]	Token Corp.	4,200	288
	SAMTY Co. Ltd.	16,700	285
	PAL GROUP Holdings Co. Ltd.	23,800	284
	Strike Co. Ltd.	10,143	284
	Ichigo Inc.	105,200	283
	Nikkiso Co. Ltd.	35,300	282
*,1	Anycolor Inc.	20,500	282
	Asahi Diamond Industrial Co. Ltd.	48,200	281
	Royal Holdings Co. Ltd.	18,000	281
	One REIT Inc.	167	281
	Konishi Co. Ltd.	33,000	280
	Shochiku Co. Ltd.	4,600	279
[1]	Tosei REIT Investment Corp.	315	278
	Nippon Signal Company Ltd.	42,800	277
	Sun Frontier Fudousan Co. Ltd.	22,300	277
	Vision Inc.	37,700	276
	BML Inc.	14,900	275
	Maruha Nichiro Corp.	14,100	275
*	Medley Inc.	11,900	273
	Towa Pharmaceutical Co. Ltd.	15,100	272
	Toyo Construction Co. Ltd.	33,600	272
	Fuji Media Holdings Inc.	22,800	271
	Megachips Corp.	11,700	271
	Nihon Parkerizing Co. Ltd.	35,200	271
	Iriso Electronics Co. Ltd.	13,800	270
	Toshiba TEC Corp.	13,400	270
	Infomart Corp.	115,800	270
	Okinawa Cellular Telephone Co.	12,501	269
*	Chiyoda Corp.	97,300	268
	Ogaki Kyoritsu Bank Ltd.	18,700	268
	Chugoku Marine Paints Ltd.	20,400	267
	Eizo Corp.	8,300	267
	Tocalo Co. Ltd.	23,200	267
		Shares	Market Value• ($000)
	GungHo Online Entertainment Inc.	18,170	267
	Shibaura Machine Co. Ltd.	11,900	266
	Maxell Ltd.	26,800	264
	Furuno Electric Co. Ltd.	19,800	263
	Nichiha Corp.	11,300	263
	Riso Kagaku Corp.	14,100	263
	Oita Bank Ltd.	14,100	262
	Asanuma Corp.	11,000	262
	Amvis Holdings Inc.	19,211	262
	Plus Alpha Consulting Co. Ltd.	20,602	262
	Oyo Corp.	16,800	261
	Seika Corp.	10,100	261
	Central Automotive Products Ltd.	7,100	260
	Stella Chemifa Corp.	10,600	258
	Sanki Engineering Co. Ltd.	18,400	258
	Computer Engineering & Consulting Ltd.	22,326	257
	Kanamic Network Co. Ltd.	78,300	257
[1]	Starts Proceed Investment Corp.	196	257
[1]	Kura Sushi Inc.	8,200	255
	Star Micronics Co. Ltd.	21,500	255
	Geo Holdings Corp.	20,200	254
[1]	Mirai Corp.	888	254
	Aisan Industry Co. Ltd.	27,100	253
*	HIS Co. Ltd.	22,800	253
	JBCC Holdings Inc.	11,900	252
	Modec Inc.	12,700	251
	TOMONY Holdings Inc.	95,000	251
	Premium Group Co. Ltd.	17,900	251
	Life Corp.	10,000	250
	Wacom Co. Ltd.	64,900	249
	Bank of the Ryukyus Ltd.	33,200	248
	Starzen Co. Ltd.	14,300	247
	San ju San Financial Group Inc.	18,680	247
	en japan Inc.	14,800	246
	Health Care & Medical Investment Corp.	295	246
	Chudenko Corp.	12,100	244
	Shizuoka Gas Co. Ltd.	39,700	243
	Ryobi Ltd.	14,000	243
	U-Next Holdings Co. Ltd.	8,681	243
	Create SD Holdings Co. Ltd.	11,200	242
	United Arrows Ltd.	20,900	241
	Onward Holdings Co. Ltd.	62,700	241
	Hirata Corp.	5,380	241
	Menicon Co. Ltd.	25,000	241
	SIGMAXYZ Holdings Inc.	24,200	241
	MCJ Co. Ltd.	27,500	240
	TOC Co. Ltd.	48,000	239
	Mirarth Holdings Inc.	77,300	237
	Ringer Hut Co. Ltd.	16,100	237
		Shares	Market Value• ($000)
	Tekken Corp.	13,000	237
	Saibu Gas Holdings Co. Ltd.	18,900	236
	Yamazen Corp.	26,800	235
	Kosaido Holdings Co. Ltd.	51,000	235
	Orient Corp.	35,850	234
	Sanyo Special Steel Co. Ltd.	17,300	234
	Tanseisha Co. Ltd.	41,700	233
[1]	Sumiseki Holdings Inc.	27,600	231
	TOA ROAD Corp.	27,960	230
	Aida Engineering Ltd.	40,500	229
	IDOM Inc.	25,800	229
	Takasago International Corp.	10,300	229
	Digital Arts Inc.	8,500	228
	Bank of Iwate Ltd.	14,600	227
	Hokkaido Gas Co. Ltd.	11,600	226
	Shinnihon Corp.	22,500	226
	TechMatrix Corp.	21,300	226
	Osaka Organic Chemical Industry Ltd.	10,900	226
	Sinanen Holdings Co. Ltd.	7,100	225
	Shinagawa Refractories Co. Ltd.	18,467	225
	Sumitomo Mitsui Construction Co. Ltd.	86,920	224
	Okura Industrial Co. Ltd.	11,300	224
	Starts Corp. Inc.	9,900	223
	Yuasa Trading Co. Ltd.	6,100	223
	Comture Corp.	18,200	223
	Okinawa Financial Group Inc.	13,180	223
	Akita Bank Ltd.	16,800	222
*	Sumitomo Pharma Co. Ltd.	88,000	222
	Kyoei Steel Ltd.	15,600	222
[1]	Fixstars Corp.	17,800	222
	Futaba Industrial Co. Ltd.	37,700	221
	Fukui Bank Ltd.	18,300	220
	Sanyo Chemical Industries Ltd.	8,400	220
	Hokuetsu Industries Co. Ltd.	17,200	220
	Aichi Steel Corp.	10,000	219
*	RENOVA Inc.	23,300	219
	Aichi Corp.	32,400	218
	Systena Corp.	130,400	217
	Shibaura Mechatronics Corp.	5,700	217
	Fukushima Galilei Co. Ltd.	5,400	216
	Elecom Co. Ltd.	22,800	216
	CAC Holdings Corp.	17,100	214
	KFC Holdings Japan Ltd.	6,600	214
	Kameda Seika Co. Ltd.	8,049	212
	Ai Holdings Corp.	13,700	211
	Mirai Industry Co. Ltd.	8,072	211
47

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Canon Electronics Inc.	14,700	210
	Central Glass Co. Ltd.	11,800	210
	Kyokuyo Co. Ltd.	9,200	210
	Daido Metal Co. Ltd.	53,300	209
	Achilles Corp.	20,800	209
	Nitta Corp.	8,100	209
	I'll Inc.	12,200	209
	Nihon Tokushu Toryo Co. Ltd.	23,400	208
	JINS Holdings Inc.	9,900	208
	Mie Kotsu Group Holdings Inc.	55,400	208
	AZ-COM Maruwa Holdings Inc.	27,064	207
	RS Technologies Co. Ltd.	10,400	207
*	RPA Holdings Inc.	131,063	207
[1]	Enplas Corp.	3,800	206
	Hokuto Corp.	17,800	206
	Sakai Chemical Industry Co. Ltd.	15,800	206
	Dai Nippon Toryo Co. Ltd.	27,200	205
	Oiles Corp.	13,560	205
	St. Marc Holdings Co. Ltd.	15,200	204
	Wellneo Sugar Co. Ltd.	14,600	204
	LEC Inc.	29,000	203
[1]	Tsuburaya Fields Holdings Inc.	17,682	202
	Earth Corp.	7,200	200
	KeePer Technical Laboratory Co. Ltd.	7,029	200
	Milbon Co. Ltd.	10,100	199
	Morita Holdings Corp.	16,900	199
	Nippon Thompson Co. Ltd.	48,100	199
	Tsurumi Manufacturing Co. Ltd.	8,800	199
	Nafco Co. Ltd.	10,900	199
	FCC Co. Ltd.	13,900	198
	Fukuda Corp.	5,700	198
	Sankyo Seiko Co. Ltd.	40,900	197
	Sinko Industries Ltd.	7,759	197
	Base Co. Ltd.	8,900	197
*	Outsourcing Inc.	17,754	196
	Daiki Aluminium Industry Co. Ltd.	23,221	196
	Fuji Pharma Co. Ltd.	19,400	195
	Nagatanien Holdings Co. Ltd.	13,200	195
	Sodick Co. Ltd.	42,200	195
	Tayca Corp.	20,661	195
	Nippon Fine Chemical Co. Ltd.	12,700	195
	Japan Lifeline Co. Ltd.	26,400	194
	Okamoto Industries Inc.	6,200	194
	Shikoku Bank Ltd.	27,000	194
	Mochida Pharmaceutical Co. Ltd.	9,542	192
	eGuarantee Inc.	17,600	192
	West Holdings Corp.	11,464	191
	Nagawa Co. Ltd.	4,100	191
	Gunze Ltd.	5,600	190
		Shares	Market Value• ($000)
	Hakuto Co. Ltd.	5,492	190
	Fuji Co. Ltd.	15,400	188
	Sumitomo Riko Co. Ltd.	22,600	188
	Nihon Chouzai Co. Ltd.	19,300	188
	Nippon Ceramic Co. Ltd.	10,900	187
	T Hasegawa Co. Ltd.	9,600	187
	Musashi Seimitsu Industry Co. Ltd.	17,600	186
*	Nippon Sheet Glass Co. Ltd.	55,474	185
	Press Kogyo Co. Ltd.	37,600	185
	Toyo Gosei Co. Ltd.	3,600	185
	Infocom Corp.	10,759	184
	Ohsho Food Service Corp.	3,700	183
	Shibuya Corp.	8,200	183
	Toho Bank Ltd.	85,400	183
	Yokogawa Bridge Holdings Corp.	10,100	183
	Moriroku Holdings Co. Ltd.	10,600	182
	Tsugami Corp.	21,000	181
	MEC Co. Ltd.	6,883	181
	Sanyo Denki Co. Ltd.	3,800	179
	Maeda Kosen Co. Ltd.	8,200	179
	Fujiya Co. Ltd.	11,300	178
	Nissha Co. Ltd.	16,500	178
	Sanyo Electric Railway Co. Ltd.	13,481	178
	Pronexus Inc.	24,300	177
	Idec Corp.	10,000	177
	Qol Holdings Co. Ltd.	15,800	177
*,1	euglena Co. Ltd.	54,000	177
	WingArc1st Inc.	10,400	176
	Lifedrink Co. Inc.	5,539	176
	Nichiban Co. Ltd.	14,500	175
	Towa Bank Ltd.	40,900	175
	Zuken Inc.	6,700	175
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,300	175
	Furuya Metal Co. Ltd.	2,500	175
	Procrea Holdings Inc.	14,900	175
	Future Corp.	17,200	174
	Okinawa Electric Power Co. Inc.	23,312	174
	Kyorin Pharmaceutical Co. Ltd.	14,900	174
	YAKUODO Holdings Co. Ltd.	9,600	174
	Chiyoda Co. Ltd.	31,000	173
	Sekisui Jushi Corp.	10,600	173
	Shimizu Bank Ltd.	17,400	173
	CTI Engineering Co. Ltd.	5,700	173
	Altech Corp.	9,900	172
	Tonami Holdings Co. Ltd.	5,600	171
	Asahi Co. Ltd.	18,900	171
	Yamanashi Chuo Bank Ltd.	14,900	169
	Avant Group Corp.	20,800	169
	Godo Steel Ltd.	5,000	168
	Hodogaya Chemical Co. Ltd.	5,700	168
	Mitsuba Corp.	18,300	168
		Shares	Market Value• ($000)
	Nisso Holdings Co. Ltd.	32,000	168
	Belc Co. Ltd.	3,500	167
	Komori Corp.	21,300	166
	Daiichi Jitsugyo Co. Ltd.	12,600	165
	Hogy Medical Co. Ltd.	7,000	165
	Mitani Sekisan Co. Ltd.	4,500	165
	Hiday Hidaka Corp.	9,236	164
	Key Coffee Inc.	12,800	164
	Krosaki Harima Corp.	7,600	164
	Yamae Group Holdings Co. Ltd.	10,000	164
	JCR Pharmaceuticals Co. Ltd.	31,800	163
	Nittetsu Mining Co. Ltd.	5,200	163
	Noritsu Koki Co. Ltd.	8,300	163
	KPP Group Holdings Co. Ltd.	34,716	163
	Argo Graphics Inc.	6,300	162
	Kyosan Electric Manufacturing Co. Ltd.	49,900	162
	Valqua Ltd.	5,800	162
	Torii Pharmaceutical Co. Ltd.	6,500	162
	Noritz Corp.	14,300	161
	Shinmaywa Industries Ltd.	21,100	161
	Sumida Corp.	20,434	161
	Broadleaf Co. Ltd.	44,300	161
	Inaba Seisakusho Co. Ltd.	14,000	160
	Fujimori Kogyo Co. Ltd.	5,900	160
*	Fujita Kanko Inc.	3,800	160
	Nachi-Fujikoshi Corp.	7,400	160
	Optex Group Co. Ltd.	13,600	160
	DKS Co. Ltd.	7,700	160
	Samty Residential Investment Corp.	233	160
	Fuso Pharmaceutical Industries Ltd.	11,200	159
	Koatsu Gas Kogyo Co. Ltd.	28,900	159
	Dai-Dan Co. Ltd.	9,000	159
	Tosei Corp.	10,200	159
	Cosel Co. Ltd.	16,900	158
	Marudai Food Co. Ltd.	15,400	158
	Riken Technos Corp.	24,700	158
	Yonex Co. Ltd.	19,800	158
	Konoike Transport Co. Ltd.	10,900	158
	Shin-Etsu Polymer Co. Ltd.	16,100	157
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	157
[1]	TSI Holdings Co. Ltd.	28,200	157
	gremz Inc.	11,700	157
	Teikoku Electric Manufacturing Co. Ltd.	9,900	156
	Insource Co. Ltd.	32,200	156
[1]	Septeni Holdings Co. Ltd.	53,500	156
	Happinet Corp.	8,000	155
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	155
48

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nissan Shatai Co. Ltd.	24,000	155
*	Tatsuta Electric Wire & Cable Co. Ltd.	34,300	155
	Yamagata Bank Ltd.	20,800	155
	Nomura Co. Ltd.	28,600	154
	NS United Kaiun Kaisha Ltd.	5,100	154
	Topy Industries Ltd.	9,100	154
	Japan Pulp & Paper Co. Ltd.	4,400	153
	Kanto Denka Kogyo Co. Ltd.	22,400	153
	Mitsuuroko Group Holdings Co. Ltd.	17,900	153
	SBS Holdings Inc.	8,900	153
	Yurtec Corp.	16,500	153
	Hioki EE Corp.	3,800	152
	Hibiya Engineering Ltd.	8,100	152
	Rokko Butter Co. Ltd.	16,400	152
	Tamura Corp.	37,000	152
	Maruzen Showa Unyu Co. Ltd.	5,000	150
	Tokyu Construction Co. Ltd.	27,800	150
	Ricoh Leasing Co. Ltd.	4,400	150
[1]	Shoei Foods Corp.	5,500	150
	Prima Meat Packers Ltd.	10,200	149
	Taihei Dengyo Kaisha Ltd.	5,300	149
	Sankei Real Estate Inc.	258	149
	Itochu Enex Co. Ltd.	15,300	148
	Piolax Inc.	8,700	148
	Kurabo Industries Ltd.	6,300	148
	Tachi-S Co. Ltd.	11,500	146
	Anicom Holdings Inc.	38,700	146
	Restar Corp.	7,700	146
	ESCON Japan REIT Investment Corp.	180	146
	Hosokawa Micron Corp.	5,200	145
	Ishihara Sangyo Kaisha Ltd.	12,500	145
	Studio Alice Co. Ltd.	11,200	145
	Ministop Co. Ltd.	14,800	145
	S Foods Inc.	7,500	145
	Hokkan Holdings Ltd.	12,600	144
*	WATAMI Co. Ltd.	24,600	144
	Koshidaka Holdings Co. Ltd.	26,304	144
	CMK Corp.	37,500	143
	Sankyo Tateyama Inc.	27,800	143
	Yushin Precision Equipment Co. Ltd.	32,400	143
	Zenrin Co. Ltd.	25,250	143
	Yokowo Co. Ltd.	13,495	143
	Nippon Rietec Co. Ltd.	17,000	142
	CTS Co. Ltd.	30,179	141
	Yukiguni Maitake Co. Ltd.	22,400	141
	ESPEC Corp.	7,500	140
	Axial Retailing Inc.	20,796	139
	OSAKA Titanium Technologies Co. Ltd.	8,900	139
*	Benefit One Inc.	10,200	139
		Shares	Market Value• ($000)
*	Raksul Inc.	24,500	139
	Nihon Trim Co. Ltd.	6,100	138
	Nippon Road Co. Ltd.	11,500	138
	YAMABIKO Corp.	10,400	138
	ASAHI YUKIZAI Corp.	4,400	137
	Ehime Bank Ltd.	18,400	137
	Aeon Delight Co. Ltd.	5,800	137
	Retail Partners Co. Ltd.	12,800	137
	Dip Corp.	8,100	137
	Keihanshin Building Co. Ltd.	13,600	136
	Yellow Hat Ltd.	10,500	136
	FAN Communications Inc.	52,800	136
	Tama Home Co. Ltd.	4,900	136
	Matsuyafoods Holdings Co. Ltd.	3,802	135
	Sekisui Kasei Co. Ltd.	42,900	135
	Eiken Chemical Co. Ltd.	10,500	134
	Furukawa Co. Ltd.	10,600	134
	Kisoji Co. Ltd.	8,400	134
	Toho Titanium Co. Ltd.	15,500	134
*	Kourakuen Holdings Corp.	16,700	133
	Nishio Holdings Co. Ltd.	5,200	133
	Wakita & Co. Ltd.	13,400	133
[1]	Change Holdings Inc.	17,800	133
	Tokyotokeiba Co. Ltd.	4,800	132
[1]	United Super Markets Holdings Inc.	23,160	132
	Yamashin-Filter Corp.	48,551	132
[1]	Komehyo Holdings Co. Ltd.	5,600	132
	Hamakyorex Co. Ltd.	5,300	131
	Katakura Industries Co. Ltd.	10,700	131
	Nippon Denko Co. Ltd.	66,600	131
	m-up Holdings Inc.	19,900	131
	J Trust Co. Ltd.	45,600	130
	Koa Corp.	12,600	130
	Union Tool Co.	4,500	130
	Roland Corp.	4,800	130
	Nohmi Bosai Ltd.	8,500	129
	Shin Nippon Air Technologies Co. Ltd.	5,100	129
	Prestige International Inc.	30,000	128
	DyDo Group Holdings Inc.	7,400	128
	Takara Bio Inc.	19,800	128
	V Technology Co. Ltd.	7,900	127
	ST Corp.	13,100	127
	Sintokogio Ltd.	15,900	127
	Sala Corp.	25,500	127
	Daiho Corp.	6,000	126
	Daiwa Industries Ltd.	12,400	126
	Universal Entertainment Corp.	12,041	126
	JSB Co. Ltd.	6,800	126
	Shikoku Kasei Holdings Corp.	11,100	125
	K&O Energy Group Inc.	5,800	125
		Shares	Market Value• ($000)
	Aiphone Co. Ltd.	6,500	124
	Cybozu Inc.	12,300	124
	Nagaileben Co. Ltd.	8,300	124
	Tsukishima Holdings Co. Ltd.	13,300	124
	Halows Co. Ltd.	4,200	123
	Toenec Corp.	3,600	123
	Doutor Nichires Holdings Co. Ltd.	9,200	123
	Curves Holdings Co. Ltd.	26,104	123
	Goldcrest Co. Ltd.	7,500	121
	Sumitomo Densetsu Co. Ltd.	5,400	121
	Genky DrugStores Co. Ltd.	3,300	121
	TRE Holdings Corp.	15,000	121
	Siix Corp.	11,600	120
	Sagami Holdings Corp.	12,700	120
	Sanshin Electronics Co. Ltd.	8,600	120
	Avex Inc.	14,500	119
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	119
	Teikoku Sen-I Co. Ltd.	7,900	119
*	Net Protections Holdings Inc.	85,300	119
	Daikokutenbussan Co. Ltd.	2,300	118
	Doshisha Co. Ltd.	8,500	117
	Anest Iwata Corp.	13,700	117
	Tachibana Eletech Co. Ltd.	6,100	116
	Eagle Industry Co. Ltd.	9,900	115
	BRONCO BILLY Co. Ltd.	4,600	114
	Tokyo Individualized Educational Institute Inc.	43,400	113
	Miyazaki Bank Ltd.	5,800	113
[1]	PHC Holdings Corp.	15,700	113
	Seikitokyu Kogyo Co. Ltd.	10,000	113
[1]	Daikoku Denki Co. Ltd.	4,900	112
	Nissei ASB Machine Co. Ltd.	3,400	112
*	Istyle Inc.	33,400	112
	Daikyonishikawa Corp.	24,500	112
	VT Holdings Co. Ltd.	33,400	111
	Denyo Co. Ltd.	7,400	111
	Nissin Corp.	5,600	111
	Aeon Hokkaido Corp.	18,800	111
	GMO Financial Holdings Inc.	23,000	110
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	109
	T-Gaia Corp.	8,000	108
	Tochigi Bank Ltd.	48,000	108
	SRA Holdings	4,300	108
	Bell System24 Holdings Inc.	11,000	108
	Melco Holdings Inc.	4,900	107
	France Bed Holdings Co. Ltd.	14,000	107
	Daito Pharmaceutical Co. Ltd.	6,710	107
49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Airport Facilities Co. Ltd.	27,041	106
	Bank of Saga Ltd.	7,600	106
	Sakai Moving Service Co. Ltd.	6,000	106
	Furukawa Battery Co. Ltd.	15,950	106
	MARUKA FURUSATO Corp.	6,900	106
	Gakken Holdings Co. Ltd.	18,000	105
	Sato Holdings Corp.	7,600	105
	Kurimoto Ltd.	3,900	104
	Tenma Corp.	7,300	104
	Hoosiers Holdings Co. Ltd.	15,000	104
	Kanagawa Chuo Kotsu Co. Ltd.	5,300	103
	Shima Seiki Manufacturing Ltd.	11,600	103
*	Fujio Food Group Inc.	11,300	103
	G-Tekt Corp.	7,500	102
*,1	eRex Co. Ltd.	19,400	102
	Pressance Corp.	8,700	101
	Joshin Denki Co. Ltd.	6,200	100
	Toyo Kanetsu KK	3,600	100
	Yokorei Co. Ltd.	15,100	100
	Nittoku Co. Ltd.	8,100	100
	Mimasu Semiconductor Industry Co. Ltd.	4,300	99
	Osaki Electric Co. Ltd.	22,800	99
	Fujibo Holdings Inc.	3,700	98
	Riken Vitamin Co. Ltd.	5,700	98
	Unipres Corp.	13,300	98
	Proto Corp.	11,100	98
*	Kappa Create Co. Ltd.	9,500	97
	Kamei Corp.	7,500	97
	Mandom Corp.	11,800	97
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	97
*	Nippon Chemi-Con Corp.	9,600	97
	Shinko Shoji Co. Ltd.	14,700	97
	Vector Inc.	11,600	97
	Raysum Co. Ltd.	4,200	97
	Shinwa Co. Ltd.	5,400	96
	Sumitomo Seika Chemicals Co. Ltd.	3,000	96
	Transaction Co. Ltd.	8,500	96
	Itochu-Shokuhin Co. Ltd.	2,000	95
	Yondoshi Holdings Inc.	7,900	95
	Tokushu Tokai Paper Co. Ltd.	4,000	95
	Chubu Steel Plate Co. Ltd.	6,500	95
	Toyo Corp.	9,800	94
	Pasona Group Inc.	6,700	94
	ZIGExN Co. Ltd.	28,100	94
	Carta Holdings Inc.	8,300	93
	GLOBERIDE Inc.	7,200	92
	Futaba Corp.	31,400	92
	HI-LEX Corp.	9,400	92
	Obara Group Inc.	3,500	91
	Komatsu Matere Co. Ltd.	18,900	91
	Trancom Co. Ltd.	2,500	91
		Shares	Market Value• ($000)
	JAC Recruitment Co. Ltd.	18,800	91
	Nippon Parking Development Co. Ltd.	73,400	90
	Macromill Inc.	19,300	90
	Chubu Shiryo Co. Ltd.	11,600	89
	Fujicco Co. Ltd.	7,400	89
	Kojima Co. Ltd.	17,300	89
	Hisaka Works Ltd.	12,900	88
	Okabe Co. Ltd.	17,300	88
	Rheon Automatic Machinery Co. Ltd.	9,280	88
*	KNT-CT Holdings Co. Ltd.	10,900	87
	Alconix Corp.	10,019	87
	Softcreate Holdings Corp.	7,442	87
	Ki-Star Real Estate Co. Ltd.	3,600	87
	Ryoden Corp.	5,100	86
	Gree Inc.	29,100	86
	Kawada Technologies Inc.	4,500	86
	SBI ARUHI Corp.	15,956	86
	TV Asahi Holdings Corp.	6,500	85
*,1	PIA Corp.	4,300	85
	Wowow Inc.	12,100	84
	Osaka Steel Co. Ltd.	5,500	84
	Shimojima Co. Ltd.	10,500	84
	Pack Corp.	3,600	84
*,1	W-Scope Corp.	25,900	84
*,1	Oisix ra daichi Inc.	11,100	84
[1]	Takatori Corp.	3,306	84
	Giken Ltd.	6,700	83
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	83
	FIDEA Holdings Co. Ltd.	8,590	83
*,1	giftee Inc.	11,127	83
	Kansai Food Market Ltd.	6,600	82
	Mars Group Holdings Corp.	4,000	82
	Tokai Corp.	6,200	82
	Alpen Co. Ltd.	6,200	82
	Sparx Group Co. Ltd.	7,140	82
*	SRE Holdings Corp.	3,360	82
	Nihon Nohyaku Co. Ltd.	17,100	81
	Kyodo Printing Co. Ltd.	3,900	81
	Management Solutions Co. Ltd.	7,467	81
*,1	Demae-Can Co. Ltd.	46,700	81
	METAWATER Co. Ltd.	6,400	80
[1]	Rock Field Co. Ltd.	8,000	79
[1]	Abalance Corp.	6,200	79
	Ichiyoshi Securities Co. Ltd.	15,000	78
	Neturen Co. Ltd.	11,600	78
	Chofu Seisakusho Co. Ltd.	5,300	77
	FULLCAST Holdings Co. Ltd.	8,066	77
	Hochiki Corp.	5,000	77
	Yahagi Construction Co. Ltd.	8,200	77
		Shares	Market Value• ($000)
	Belluna Co. Ltd.	18,900	76
	Elematec Corp.	6,200	76
	Matsuya Co. Ltd.	13,300	76
	ValueCommerce Co. Ltd.	11,100	76
	Tsubaki Nakashima Co. Ltd.	14,100	76
	Intage Holdings Inc.	8,100	75
	Matsuda Sangyo Co. Ltd.	4,300	75
*	Toho Zinc Co. Ltd.	11,300	75
	Oriental Shiraishi Corp.	31,300	75
	Ines Corp.	7,400	74
	JM Holdings Co. Ltd.	4,400	74
	World Co. Ltd.	5,500	73
	Akatsuki Inc.	4,989	73
	Cawachi Ltd.	4,000	72
*	Remixpoint Inc.	73,169	72
	Okuwa Co. Ltd.	11,800	71
	Toa Corp. (XTKS)	9,800	71
	EM Systems Co. Ltd.	16,900	71
	Maxvalu Tokai Co. Ltd.	3,600	71
	LITALICO Inc.	6,100	71
	ES-Con Japan Ltd.	10,700	70
	J-Oil Mills Inc.	5,600	70
	Miroku Jyoho Service Co. Ltd.	6,500	70
	Nitto Kohki Co. Ltd.	4,500	70
	Japan Transcity Corp.	15,200	70
	LIFULL Co. Ltd.	67,200	70
	Nichiden Corp.	4,300	69
	Takaoka Toko Co. Ltd.	4,900	69
[1]	YA-MAN Ltd.	11,400	69
*	Pacific Metals Co. Ltd.	8,200	68
	Mitsubishi Research Institute Inc.	2,200	68
	Honeys Holdings Co. Ltd.	6,260	67
	COLOPL Inc.	17,400	67
	SB Technology Corp.	3,600	67
*	Jamco Corp.	9,600	66
	Fudo Tetra Corp.	4,400	65
	Arisawa Manufacturing Co. Ltd.	6,700	65
[1]	Riso Kyoiku Co. Ltd.	36,600	64
	Shibusawa Warehouse Co. Ltd.	3,300	64
	Ebase Co. Ltd.	15,000	64
	Icom Inc.	3,100	63
	Inageya Co. Ltd.	7,747	63
	Shin Nippon Biomedical Laboratories Ltd.	6,500	63
	Yorozu Corp.	10,300	63
	NEC Capital Solutions Ltd.	2,600	63
	AOKI Holdings Inc.	8,800	62
	Sanoh Industrial Co. Ltd.	8,600	62
	Central Security Patrols Co. Ltd.	3,519	60
	Kanaden Corp.	6,100	60
	DKK Co. Ltd.	4,400	59
	M&A Capital Partners Co. Ltd.	4,400	59
	Elan Corp.	10,200	59
	BrainPad Inc.	7,710	59
50

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Midac Holdings Co. Ltd.	6,500	59
	Advan Group Co. Ltd.	8,200	58
	Ichikoh Industries Ltd.	17,000	58
	Seikagaku Corp.	12,300	58
*,1	Japan Display Inc.	434,300	58
[1]	Gamecard-Joyco Holdings Inc.	4,000	58
	Taiho Kogyo Co. Ltd.	10,100	57
	Solasto Corp.	18,000	57
	Chuo Spring Co. Ltd.	8,200	56
	Maezawa Kyuso Industries Co. Ltd.	6,900	56
	Onoken Co. Ltd.	4,800	56
	Tv Tokyo Holdings Corp.	3,000	56
	MTI Ltd.	11,600	55
	Kintetsu Department Store Co. Ltd.	4,000	55
	Taki Chemical Co. Ltd.	2,200	55
	World Holdings Co. Ltd.	3,700	55
	WDB Holdings Co. Ltd.	3,740	54
	Ubicom Holdings Inc.	7,300	54
	Nippon Sharyo Ltd.	3,483	53
	Medical Data Vision Co. Ltd.	14,500	53
	Amuse Inc.	5,000	51
	Tokyo Energy & Systems Inc.	6,000	51
	Alpha Systems Inc.	2,500	50
	Weathernews Inc.	1,700	50
	Takamiya Co. Ltd.	14,800	50
	Optorun Co. Ltd.	4,100	50
	Airtrip Corp.	5,625	50
	Corona Corp.	8,100	49
	Ohara Inc.	5,800	49
	Link & Motivation Inc.	15,500	49
	Genki Sushi Co. Ltd.	2,583	49
	Pharma Foods International Co. Ltd.	9,100	48
	Arakawa Chemical Industries Ltd.	6,800	47
	Central Sports Co. Ltd.	3,050	47
	Xebio Holdings Co. Ltd.	7,400	47
*	Gurunavi Inc.	24,200	47
*	Optim Corp.	8,298	47
	Aeon Fantasy Co. Ltd.	3,300	46
	G-7 Holdings Inc.	5,200	46
	Shindengen Electric Manufacturing Co. Ltd.	2,400	45
	Pole To Win Holdings Inc.	14,200	45
	Chori Co. Ltd.	1,900	42
	S-Pool Inc.	21,565	42
	CI Takiron Corp.	10,000	41
	JDC Corp.	12,200	40
	Tomoku Co. Ltd.	2,400	39
*	CHIMNEY Co. Ltd.	4,600	38
	GMO GlobalSign Holdings KK	2,222	38
	Daisyo Corp.	4,500	35
		Shares	Market Value• ($000)
	Fukui Computer Holdings Inc.	2,200	34
	JSP Corp.	2,300	34
	Digital Holdings Inc.	4,895	34
	Artnature Inc.	7,000	34
*	Snow Peak Inc.	4,350	34
*	FDK Corp.	6,800	33
	Marvelous Inc.	7,600	33
	Tsutsumi Jewelry Co. Ltd.	2,300	33
	Tosho Co. Ltd.	7,200	31
	Hito Communications Holdings Inc.	4,700	30
	Iseki & Co. Ltd.	4,400	29
	Nakayama Steel Works Ltd.	5,000	29
	MedPeer Inc.	6,711	29
*	Sourcenext Corp.	24,700	28
[1]	Kitanotatsujin Corp.	22,900	26
	Cleanup Corp.	5,000	24
	IR Japan Holdings Ltd.	3,100	23
*,1	Open Door Inc.	4,800	22
	Gecoss Corp.	3,200	21
	I-PEX Inc.	1,800	20
	Oro Co. Ltd.	1,142	19
	Fibergate Inc.	2,603	18
*	TerraSky Co. Ltd.	1,312	18
	Inui Global Logistics Co. Ltd.	2,647	18
	Japan Medical Dynamic Marketing Inc.	3,957	17
	Direct Marketing MiX Inc.	10,200	17
	Media Do Co. Ltd.	1,830	16
	Robot home Inc.	15,300	15
*	Atrae Inc.	5,000	14
	Kamakura Shinsho Ltd.	3,700	12
	Tess Holdings Co. Ltd.	4,400	12
*	Gunosy Inc.	1,500	7
			2,804,805
Kuwait (0.1%)
	National Bank of Kuwait SAKP	4,847,797	13,586
	Kuwait Finance House KSCP	5,817,336	13,571
	Mobile Telecommunications Co. KSCP	1,376,767	2,176
	Boubyan Bank KSCP	873,462	1,666
	Mabanee Co. KPSC	366,078	937
	Gulf Bank KSCP	1,115,071	932
	Agility Public Warehousing Co. KSC	902,851	923
	National Industries Group Holding SAK	921,145	640
	Humansoft Holding Co. KSC	63,728	600
*	Kuwait Projects Co. Holding KSCP	1,240,897	510
*	Warba Bank KSCP	719,966	440
	Boubyan Petrochemicals Co. KSCP	185,530	413
	Kuwait International Bank KSCP	618,012	322
		Shares	Market Value• ($000)
	Integrated Holding Co. KCSC	194,892	319
	Kuwait Telecommunications Co.	172,303	306
	Burgan Bank SAK	518,660	304
	Boursa Kuwait Securities Co. KPSC	45,883	298
	Salhia Real Estate Co. KSCP	206,279	292
	Jazeera Airways Co. KSCP	48,664	184
*	National Real Estate Co. KPSC	540,105	176
*	Alimtiaz Investment Group KSC	502,896	77
*,3	Agility Global plc	1,805,702	44
			38,716
Malaysia (0.2%)
	Malayan Banking Bhd.	4,300,581	8,763
	Public Bank Bhd.	8,301,630	7,160
	CIMB Group Holdings Bhd.	4,613,352	6,376
	Tenaga Nasional Bhd.	2,144,274	5,369
	Petronas Chemicals Group Bhd.	1,756,589	2,493
	Press Metal Aluminium Holdings Bhd.	2,117,260	2,380
	Ihh Healthcare Bhd.	1,766,920	2,343
	CELCOMDIGI Bhd.	2,290,800	1,988
	Petronas Gas Bhd.	504,400	1,901
	Sime Darby Plantation Bhd.	2,024,775	1,891
	MISC Bhd.	1,134,121	1,890
	YTL Corp. Bhd.	2,646,612	1,711
	Gamuda Bhd.	1,434,400	1,594
	Axiata Group Bhd.	2,504,351	1,483
	Kuala Lumpur Kepong Bhd.	305,000	1,473
	Hong Leong Bank Bhd.	360,300	1,455
	IOI Corp. Bhd.	1,677,940	1,428
	YTL Power International Bhd.	1,486,600	1,425
	Maxis Bhd.	1,773,800	1,362
	Sime Darby Bhd.	2,256,875	1,321
	Malaysia Airports Holdings Bhd.	627,900	1,314
	AMMB Holdings Bhd.	1,482,673	1,303
	PPB Group Bhd.	375,940	1,238
	RHB Bank Bhd.	1,047,650	1,206
	Inari Amertron Bhd.	1,844,275	1,189
	Dialog Group Bhd.	2,279,748	1,148
	Genting Bhd.	1,202,800	1,137
	IJM Corp. Bhd.	1,974,620	998
	Nestle Malaysia Bhd.	35,200	937
	Petronas Dagangan Bhd.	204,400	929
[2]	MR DIY Group M Bhd.	2,661,150	870
	Telekom Malaysia Bhd.	645,500	837
	QL Resources Bhd.	592,690	796
	Genting Malaysia Bhd.	1,395,000	770
	KPJ Healthcare Bhd.	1,748,200	738
	Frontken Corp. Bhd.	863,300	710
51

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fraser & Neave Holdings Bhd.	102,400	678
	TIME dotCom Bhd.	613,900	664
	Yinson Holdings Bhd.	1,277,120	655
*	Hartalega Holdings Bhd.	995,100	583
	My EG Services Bhd.	2,904,500	568
*	Top Glove Corp. Bhd.	2,903,100	535
	Alliance Bank Malaysia Bhd.	622,400	498
	Bursa Malaysia Bhd.	301,750	471
	United Plantations Bhd.	89,000	470
	Hong Leong Financial Group Bhd.	131,542	461
	HAP Seng Consolidated Bhd.	484,900	450
	IOI Properties Group Bhd.	951,400	430
*	Chin Hin Group Bhd.	330,800	408
	Kossan Rubber Industries Bhd.	869,600	401
	CTOS Digital Bhd.	1,210,400	357
	SP Setia Bhd. Group	1,141,200	347
	Bank Islam Malaysia Bhd	613,100	328
	Axis REIT	812,000	327
	Malaysian Pacific Industries Bhd.	47,200	298
	VS Industry Bhd.	1,525,200	290
	BerMaz Auto Bhd.	575,020	278
	Scientex Bhd.	313,200	275
	D&O Green Technologies Bhd.	387,200	268
	Pentamaster Corp. Bhd.	286,500	255
*	Bumi Armada Bhd.	2,007,550	246
*	Berjaya Corp. Bhd.	3,770,560	229
*	Malaysia Building Society Bhd.	1,361,200	225
*	Greatech Technology Bhd.	218,100	205
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	197
	UEM Sunrise Bhd.	780,000	174
	Cahya Mata Sarawak Bhd.	742,200	171
	Hibiscus Petroleum Bhd.	300,760	170
	Malaysian Resources Corp. Bhd.	1,216,600	170
	British American Tobacco Malaysia Bhd.	94,900	166
	Velesto Energy Bhd.	2,852,563	161
	FGV Holdings Bhd.	539,000	156
*	UWC Bhd.	206,100	133
	Supermax Corp. Bhd.	719,433	128
	Padini Holdings Bhd.	151,000	113
*	Dagang NeXchange Bhd.	1,278,800	105
	DRB-Hicom Bhd.	333,800	98
*,2	Lotte Chemical Titan Holding Bhd.	424,800	98
	Sports Toto Bhd.	283,099	84
*	PMB Technology Bhd.	109,983	62
	WCT Holdings Bhd.	339,641	37
	Astro Malaysia Holdings Bhd.	557,587	36
			85,385
		Shares	Market Value• ($000)
Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV Class O	1,711,103	16,935
	America Movil SAB de CV Series B	13,658,275	13,004
	Fomento Economico Mexicano SAB de CV	1,078,266	12,614
	Grupo Mexico SAB de CV Series B	1,881,983	11,629
	Wal-Mart de Mexico SAB de CV	3,044,559	11,360
*	Cemex SAB de CV	9,111,902	7,218
	Grupo Bimbo SAB de CV Series A	1,306,000	5,472
	Grupo Aeroportuario del Pacifico SAB de CV Class B	222,030	4,044
	Grupo Aeroportuario del Sureste SAB de CV Class B	113,861	3,911
*	Grupo Financiero Inbursa SAB de CV Class O	1,186,200	3,287
	Coca-Cola Femsa SAB de CV	296,660	2,943
	Arca Continental SAB de CV	253,500	2,473
	Fibra Uno Administracion SA de CV	1,603,873	2,302
	Gruma SAB de CV Class B	112,940	2,218
	Grupo Elektra SAB de CV	33,034	2,132
	Grupo Bimbo SAB de CV Series A1	252,867	1,989
	Grupo Comercial Chedraui SA de CV	267,559	1,977
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,744
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,727
	Prologis Property Mexico SA de CV	407,975	1,609
[2]	Banco del Bajio SA	425,238	1,568
	Alfa SAB de CV Class A	2,059,400	1,515
	Promotora y Operadora de Infraestructura SAB de CV	122,906	1,235
	Regional SAB de CV	135,400	1,223
*	Alsea SAB de CV	290,800	1,218
	TF Administradora Industrial S de RL de CV	473,746	1,165
	Qualitas Controladora SAB de CV	87,764	1,148
	GCC SAB de CV	99,200	1,129
*	Industrias Penoles SAB de CV	71,778	1,042
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	1,013
	El Puerto de Liverpool SAB de CV Class C1	118,800	948
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	848
	Orbia Advance Corp. SAB de CV	512,958	843
		Shares	Market Value• ($000)
	Gentera SAB de CV	525,200	842
	Grupo Televisa SAB Series CPO	1,334,134	789
[2]	FIBRA Macquarie Mexico	434,428	782
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	792,800	652
	Becle SAB de CV	286,000	581
	La Comer SAB de CV	270,574	579
	Bolsa Mexicana de Valores SAB de CV	274,000	515
*,2	Grupo Traxion SAB de CV	280,535	472
	Megacable Holdings SAB de CV	146,462	426
	Genomma Lab Internacional SAB de CV Class B	388,063	379
*,2	Nemak SAB de CV	1,469,999	254
*	Ollamani SAB	81,707	167
*	Alpek SAB de CV	188,017	140
	Concentradora Fibra Danhos SA de CV	111,508	134
	Grupo Rotoplas SAB de CV	71,921	122
*	Sitios Latinoamerica SAB de CV	81,476	25
			132,342
Netherlands (1.1%)
	ASML Holding NV	231,510	201,648
	ING Groep NV	1,995,882	31,555
	Prosus NV	891,255	29,821
	Wolters Kluwer NV	144,148	21,580
*,2	Adyen NV	17,343	20,777
	ASM International NV	27,497	17,297
	Koninklijke Ahold Delhaize NV	561,569	17,046
	Heineken NV	164,862	16,044
	Universal Music Group NV	436,092	12,828
	Koninklijke Philips NV	465,151	12,353
	DSM-Firmenich AG	103,083	11,561
	NN Group NV	159,481	7,357
	ArcelorMittal SA	292,898	7,317
	Koninklijke KPN NV	1,971,921	7,166
[1]	Akzo Nobel NV	103,536	6,831
	Aegon Ltd.	1,040,126	6,478
	EXOR NV	57,862	6,317
[1]	Heineken Holding NV	75,093	6,041
[1]	BE Semiconductor Industries NV	45,179	5,994
*	IMCD NV	35,849	5,409
	ASR Nederland NV	82,485	4,128
[1,2]	ABN AMRO Bank NV	253,685	4,064
	Randstad NV	61,499	3,084
	Arcadis NV	41,030	2,534
	Aalberts NV	52,699	2,506
[2]	Signify NV	71,909	1,961
*	InPost SA	118,134	1,897
[1]	Fugro NV	65,283	1,583
	Koninklijke Vopak NV	36,924	1,466
	JDE Peet's NV	65,177	1,448
	OCI NV	53,613	1,442
*,2	Just Eat Takeaway.com NV	93,652	1,368
	SBM Offshore NV	90,405	1,336
	Allfunds Group plc	183,774	1,155
*	TKH Group NV	21,594	930
[1,2]	CTP NV	54,036	917
*,1	Galapagos NV	28,777	814
52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Corbion NV	33,842	735
	Van Lanschot Kempen NV	19,828	702
[1]	APERAM SA	22,041	641
*,1,2	Basic-Fit NV	27,444	601
	Eurocommercial Properties NV	25,151	572
*,2	Alfen NV	12,865	554
	Koninklijke BAM Groep NV	130,608	532
	Wereldhave NV	26,723	371
	AMG Critical Materials NV	15,733	369
	NSI NV	15,668	297
	Sligro Food Group NV	19,031	289
	PostNL NV	207,848	280
	Flow Traders Ltd.	12,164	250
*,2	Just Eat Takeaway.com NV (XLON)	16,170	235
[1]	Vastned Retail NV	10,192	228
	Brunel International NV	20,680	224
*	TomTom NV	34,247	204
[2]	B&S Group Sarl	5,733	31
			491,168
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	357,159	5,982
	Auckland International Airport Ltd.	772,998	3,574
	Infratil Ltd.	502,985	3,229
	Spark New Zealand Ltd.	1,024,774	2,880
	Meridian Energy Ltd.	693,073	2,444
	Contact Energy Ltd.	445,291	2,273
[1]	EBOS Group Ltd.	93,903	1,935
	Mainfreight Ltd.	47,820	1,911
*	a2 Milk Co. Ltd.	446,696	1,759
	Mercury NZ Ltd.	379,901	1,426
	Fletcher Building Ltd.	426,263	954
	Summerset Group Holdings Ltd.	139,748	912
*	Ryman Healthcare Ltd.	338,359	808
	Goodman Property Trust	575,791	772
	Freightways Group Ltd.	105,864	523
	Kiwi Property Group Ltd.	1,021,980	487
	Precinct Properties Group	675,233	465
	Genesis Energy Ltd.	322,597	442
	SKYCITY Entertainment Group Ltd.	397,584	417
	Vital Healthcare Property Trust	312,625	402
	Argosy Property Ltd.	530,244	350
	Vector Ltd.	132,396	291
	Air New Zealand Ltd.	830,223	269
	Stride Property Group	344,664	254
	SKY Network Television Ltd.	112,768	193
	Scales Corp. Ltd.	90,087	180
	Oceania Healthcare Ltd.	327,119	116
		Shares	Market Value• ($000)
*	Synlait Milk Ltd.	27,685	8
			35,256
Norway (0.2%)
	Equinor ASA	516,582	13,745
	DNB Bank ASA	600,076	10,459
	Norsk Hydro ASA	823,840	5,063
	Mowi ASA	271,052	4,759
	Aker BP ASA	179,367	4,350
	Telenor ASA	353,011	4,059
	Kongsberg Gruppen ASA	42,261	2,983
	Orkla ASA	430,979	2,932
	Yara International ASA	101,715	2,899
	Salmar ASA	36,608	2,303
	Storebrand ASA	228,232	2,191
*	Subsea 7 SA	132,866	2,138
	Frontline plc	84,123	1,993
	Bakkafrost P/F	30,000	1,822
	TOMRA Systems ASA	144,184	1,766
	Gjensidige Forsikring ASA	104,045	1,668
*	Adevinta ASA	151,717	1,543
	Schibsted ASA Class B	54,068	1,511
	Var Energi ASA	456,917	1,483
	Schibsted ASA Class A	48,144	1,376
	SpareBank 1 SR-Bank ASA	101,213	1,226
*	Nordic Semiconductor ASA	109,824	1,201
	SpareBank 1 SMN	86,574	1,138
	Golden Ocean Group Ltd.	73,036	1,029
	Hafnia Ltd.	132,527	999
	Borregaard ASA	56,681	971
*,2	AutoStore Holdings Ltd.	647,251	917
	TGS ASA	73,210	826
	Protector Forsikring ASA	37,325	755
	Aker ASA Class A	12,925	718
*	Borr Drilling Ltd.	134,644	712
	Leroy Seafood Group ASA	160,405	707
	Hoegh Autoliners ASA	63,116	663
	Veidekke ASA	63,125	660
[2]	BW LPG Ltd.	45,242	653
	Wallenius Wilhelmsen ASA	62,865	633
	Stolt-Nielsen Ltd.	13,940	594
*	Cadeler A/S	121,015	574
	Atea ASA	42,801	546
*,2	Europris ASA	84,603	532
	Aker Solutions ASA	140,416	529
*,2	Scatec ASA	61,320	448
	FLEX LNG Ltd.	16,706	439
*,1	NEL ASA	943,855	436
	DNO ASA	463,294	429
	MPC Container Ships ASA	239,008	384
*,2	Crayon Group Holding ASA	51,018	375
	Austevoll Seafood ASA	43,237	345
[2]	Elkem ASA	194,024	339
*,2	Entra ASA	35,351	325
		Shares	Market Value• ($000)
	Wilh Wilhelmsen Holding ASA Class A	6,785	237
	Bonheur ASA	9,928	225
	Grieg Seafood ASA	26,579	173
*	Aker Carbon Capture ASA	203,126	127
*	Hexagon Composites ASA	82,358	125
*	BW Energy Ltd.	47,294	124
	BW Offshore Ltd.	39,903	100
			92,257
Pakistan (0.0%)
	Lucky Cement Ltd.	120,498	362
	Fauji Fertilizer Co. Ltd.	469,991	246
	Engro Corp. Ltd.	173,226	230
	Oil & Gas Development Co. Ltd.	428,242	206
	Hub Power Co. Ltd.	384,498	183
	Systems Ltd.	111,174	154
	Habib Bank Ltd.	345,659	145
	Pakistan State Oil Co. Ltd.	171,596	110
	Pakistan Petroleum Ltd.	260,712	108
	Engro Fertilizers Ltd.	189,840	107
	Millat Tractors Ltd.	44,227	95
	Pakistan Oilfields Ltd.	53,810	86
	United Bank Ltd.	95,600	67
*	TRG Pakistan	249,819	57
			2,156
Philippines (0.1%)
	International Container Terminal Services Inc.	634,770	3,631
	Bdo Unibank Inc.	1,353,702	3,470
	SM Prime Holdings Inc.	6,087,350	2,941
	Bank of the Philippine Islands	1,236,406	2,729
	Ayala Land Inc.	4,281,000	2,122
	Ayala Corp.	179,945	1,913
	Metropolitan Bank & Trust Co.	1,030,859	1,247
	PLDT Inc.	50,085	1,166
	Manila Electric Co.	157,675	1,007
	Jollibee Foods Corp.	241,810	983
	JG Summit Holdings Inc.	1,637,123	956
	Universal Robina Corp.	488,300	872
[2]	Monde Nissin Corp.	4,179,000	771
	GT Capital Holdings Inc.	57,715	638
	Globe Telecom Inc.	19,369	595
*	Cebu Air Inc.	1,118,140	553
	DMCI Holdings Inc.	2,550,100	488
	San Miguel Corp.	256,410	466
	Century Pacific Food Inc.	702,400	461
*	Bloomberry Resorts Corp.	2,414,100	434
	Semirara Mining & Power Corp.	750,736	428
	LT Group Inc.	1,831,100	322
	ACEN Corp.	4,479,188	321
	AREIT Inc.	526,000	316
	Robinson's Land Corp.	899,361	242
53

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wilcon Depot Inc.	800,800	231
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	215
	Puregold Price Club Inc.	511,480	210
	Megaworld Corp.	4,417,900	140
	Alliance Global Group Inc.	658,300	115
	First Gen Corp.	286,238	95
	D&L Industries Inc.	751,700	81
			30,159
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	494,802	7,346
	ORLEN SA	335,520	5,470
	Powszechny Zaklad Ubezpieczen SA	325,702	4,099
	Bank Polska Kasa Opieki SA	92,688	3,837
	KGHM Polska Miedz SA	89,373	3,073
*,2	Allegro.eu SA	329,597	2,748
*,2	Dino Polska SA	28,460	2,727
	Santander Bank Polska SA	19,650	2,693
	LPP SA	647	2,493
	Alior Bank SA	63,218	1,610
	Budimex SA	7,178	1,214
*	mBank SA	7,012	1,178
	KRUK SA	9,690	1,101
	CD Projekt SA	37,534	1,092
	Grupa Kety SA	5,269	1,092
	Orange Polska SA	415,849	804
*	PGE Polska Grupa Energetyczna SA	515,663	769
*	Bank Millennium SA	335,488	764
*	CCC SA	27,798	644
	Asseco Poland SA	31,073	611
	Benefit Systems SA	879	596
	Bank Handlowy w Warszawie SA	15,710	433
*	Tauron Polska Energia SA	581,627	417
*	Pepco Group NV	76,976	363
*	Enea SA	142,764	298
*,1	Cyfrowy Polsat SA	96,348	237
*,1	Jastrzebska Spolka Weglowa SA	31,151	235
*	AmRest Holdings SE	34,400	223
*	Grupa Azoty SA	36,965	200
	Warsaw Stock Exchange	14,040	155
			48,522
Portugal (0.0%)
*	EDP - Energias de Portugal SA	1,822,383	6,843
	Galp Energia SGPS SA	266,702	5,729
	Jeronimo Martins SGPS SA	160,775	3,307
	EDP Renovaveis SA	160,641	2,199
*	Banco Comercial Portugues SA Class R	4,841,376	1,690
	NOS SGPS SA	243,439	841
	Sonae SGPS SA	501,344	502
	Navigator Co. SA	112,017	495
		Shares	Market Value• ($000)
	REN - Redes Energeticas Nacionais SGPS SA	197,664	477
	CTT-Correios de Portugal SA	84,886	399
*	Greenvolt-Energias Renovaveis SA	33,724	299
	Corticeira Amorim SGPS SA	20,927	214
	Mota-Engil SGPS SA	44,604	193
	Altri SGPS SA	31,778	175
	Semapa-Sociedade de Investimento e Gestao	5,989	102
			23,465
Qatar (0.1%)
	Qatar National Bank QPSC	2,604,015	9,914
	Qatar Islamic Bank SAQ	1,060,417	5,325
	Industries Qatar QSC	907,918	3,046
	Masraf Al Rayan QSC	3,918,419	2,700
	Commercial Bank PSQC	1,944,588	2,216
	Qatar International Islamic Bank QSC	695,236	1,919
	Mesaieed Petrochemical Holding Co.	3,374,196	1,778
	Qatar Gas Transport Co. Ltd.	1,596,055	1,750
	Qatar Navigation QSC	583,045	1,691
	Qatar Fuel QSC	346,556	1,374
	Ooredoo QPSC	461,773	1,267
	Qatar Electricity & Water Co. QSC	276,718	1,161
	Dukhan Bank	1,056,822	1,118
	Barwa Real Estate Co.	1,118,388	862
	Vodafone Qatar QSC	1,348,214	656
	Doha Bank QPSC	1,482,769	609
	Qatar Aluminum Manufacturing Co.	1,449,416	562
	Gulf International Services QSC	464,828	353
	United Development Co. QSC	853,995	258
	Al Meera Consumer Goods Co. QSC	71,449	258
*	Ezdan Holding Group QSC	889,166	198
			39,015
Romania (0.0%)
	Banca Transilvania SA	408,129	2,482
	OMV Petrom SA	9,464,459	1,400
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,305
	Societatea Nationala Nuclearelectrica SA	32,736	345
	Societatea Energetica Electrica SA	79,303	226
*	MED Life SA	240,516	213
	One United Properties SA	1,062,086	199
*	Teraplast SA	521,432	63
			6,233
		Shares	Market Value• ($000)
Russia (0.0%)
[3]	Inter Rao Ues PJSC	21,942,572	—
*,3	MMC Norilsk Nickel PJSC ADR	41,515	—
[3]	Sberbank of Russia PJSC	4,728,611	—
*,3	Mobile TeleSystems PJSC ADR	8,900	—
[3]	Moscow Exchange MICEX-RTS PJSC	658,425	—
[3]	MMC Norilsk Nickel PJSC	1,936,300	—
*,3	LUKOIL PJSC ADR	7,567	—
*,3	Gazprom PJSC ADR	313,870	—
*,3	Surgutneftegas PJSC ADR	47,140	—
*,3	Tatneft PJSC ADR	21,112	—
[3]	Alrosa PJSC	1,231,670	—
[3]	PhosAgro PJSC (MISX)	15,783	—
*,2,3	Detsky Mir PJSC	260,150	—
*,3	United Co. Rusal International PJSC	1,172,328	—
*,3	Unipro PJSC	4,599,900	—
[3]	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	TGC-1 PJSC	1,082,800,000	—
[3]	RusHydro PJSC	48,994,242	—
*,3	Aeroflot PJSC	460,151	—
[3]	Rostelecom PJSC	423,403	—
*,3	Mechel PJSC	111,128	—
[3]	Tatneft PJSC	225,781	—
[3]	LSR Group PJSC	8,952	—
*,3	Novolipetsk Steel PJSC	493,984	—
[3]	Mobile TeleSystems PJSC	325,942	—
[3]	Magnit PJSC	21,158	—
[3]	Novatek PJSC	475,632	—
*,3	Gazprom PJSC	4,172,369	—
[3]	Mosenergo PJSC	4,418,467	—
*,3	Federal Grid Co. - Rosseti PJSC	169,995,138	—
[3]	Lukoil PJSC	169,538	—
*,3	M Video PJSC	64,788	—
[3]	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	2,095,416,403	—
*,3	EL5-ENERO PJSC	10,241,000	—
[3]	Sistema AFK PAO	1,740,320	—
[3]	Severstal PAO PJSC	82,549	—
[3]	Surgutneftegas PJSC	3,687,540	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
[3]	Sovcomflot PJSC	170,280	—
*,3	Gruppa Kompanii Samolyot PAO	3,481	—
[3]	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
[3]	Bank St. Petersburg PJSC	83,530	—
[3]	IDGC of Centre and Volga Region PJSC	41,250,000	—
[3]	Cherkizovo Group PJSC	224	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
54

Total World Stock Index Fund
		Shares	Market Value• ($000)
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,151,142	24,484
	Saudi National Bank	1,715,140	17,169
[2]	Saudi Arabian Oil Co.	1,810,007	14,503
	ACWA Power Co.	121,945	12,967
	Saudi Basic Industries Corp.	521,096	11,740
	Saudi Telecom Co.	1,035,141	10,387
*	Saudi Arabian Mining Co.	713,601	9,620
	Riyad Bank	858,904	6,333
	Alinma Bank	707,765	6,278
	Saudi Awwal Bank	566,576	6,148
	SABIC Agri-Nutrients Co.	140,288	4,323
	Dr Sulaiman Al Habib Medical Services Group Co.	47,729	3,947
	Elm Co.	14,814	3,606
	Bank AlBilad	362,561	3,446
	Banque Saudi Fransi	338,876	3,307
	Arab National Bank	386,205	3,174
	Etihad Etisalat Co.	220,577	3,053
	Bupa Arabia for Cooperative Insurance Co.	42,871	2,760
	Saudi Electricity Co.	451,823	2,239
	Almarai Co. JSC	142,572	2,157
	Savola Group	154,270	2,073
	Mouwasat Medical Services Co.	57,252	2,048
	Saudi Tadawul Group Holding Co.	28,839	2,035
	Sahara International Petrochemical Co.	201,890	1,845
	Co. for Cooperative Insurance	43,895	1,742
	Yanbu National Petrochemical Co.	151,940	1,570
*	Saudi Research & Media Group	22,649	1,448
	Arabian Internet & Communications Services Co.	14,822	1,371
*	Bank Al-Jazira	303,842	1,310
	Saudi Investment Bank	289,938	1,302
	Saudi Industrial Investment Group	209,456	1,293
	Nahdi Medical Co.	32,545	1,198
	Jarir Marketing Co.	327,500	1,181
*	Dar Al Arkan Real Estate Development Co.	315,938	1,119
	Saudi Aramco Base Oil Co.	27,242	1,097
*	Saudi Kayan Petrochemical Co.	428,866	1,070
*	Al Rajhi Co. for Co-operative Insurance	29,743	1,046
	Dallah Healthcare Co.	22,635	988
	Aldrees Petroleum and Transport Services Co.	22,038	984
	Mobile Telecommunications Co. Saudi Arabia	275,878	888
	Advanced Petrochemical Co.	77,019	878
	Astra Industrial Group	18,575	860
	Saudi Airlines Catering Co.	25,356	853
		Shares	Market Value• ($000)
	Leejam Sports Co. JSC	15,151	846
	Abdullah Al Othaim Markets Co.	253,510	841
	Saudia Dairy & Foodstuff Co.	8,576	836
	Riyadh Cables Group Co.	32,873	826
*	National Agriculture Development Co.	87,369	815
*	Seera Group Holding	110,208	802
	Power & Water Utility Co. for Jubail & Yanbu	43,801	756
	Al Hammadi Holding	49,256	728
	Arabian Centres Co. Ltd.	107,522	717
*	Saudi Ground Services Co.	49,207	716
*	National Industrialization Co. Class C	182,812	680
*	Middle East Healthcare Co.	25,278	612
	National Medical Care Co.	12,250	600
	Arabian Drilling Co.	14,428	588
	United Electronics Co.	21,699	573
*	Saudi Real Estate Co.	94,116	565
	Saudi Cement Co.	42,890	525
	Saudi Chemical Co. Holding	222,770	477
	Arabian Contracting Services Co.	8,162	475
	Yamama Cement Co.	50,972	471
	Al-Dawaa Medical Services Co.	18,308	466
*	Rabigh Refining & Petrochemical Co.	230,070	461
	National Gas & Industrialization Co.	19,590	443
	BinDawood Holding Co.	175,250	442
*	Emaar Economic City	207,358	429
	United International Transportation Co.	18,517	412
	Qassim Cement Co.	25,752	405
	Arriyadh Development Co.	64,810	404
	Southern Province Cement Co.	37,373	398
	Al Masane Al Kobra Mining Co.	23,180	368
*	Saudi Public Transport Co.	66,419	358
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	330
	City Cement Co.	56,779	314
	Yanbu Cement Co.	38,524	300
	Bawan Co.	20,681	261
*	Saudi Ceramic Co.	25,479	240
	Eastern Province Cement Co.	22,602	201
	Northern Region Cement Co.	76,004	198
	Arabian Cement Co.	23,203	189
*	Methanol Chemicals Co.	25,649	115
*	Fawaz Abdulaziz Al Hokair & Co.	36,674	112
		Shares	Market Value• ($000)
*	Sinad Holding Co	28,158	100
*	Zamil Industrial Investment Co.	17,264	94
*	Najran Cement Co.	28,468	75
	Herfy Food Services Co.	7,093	60
			202,464
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,159,925	29,529
	Oversea-Chinese Banking Corp. Ltd.	2,063,438	21,422
	United Overseas Bank Ltd.	711,500	15,789
	Singapore Telecommunications Ltd.	4,611,600	7,998
	CapitaLand Ascendas REIT	2,423,013	4,590
	CapitaLand Integrated Commercial Trust	2,947,117	4,201
	Keppel Ltd.	807,313	4,038
	Singapore Airlines Ltd.	761,436	3,633
	Singapore Exchange Ltd.	449,010	3,063
*	Capitaland Investment Ltd.	1,484,400	2,871
	Wilmar International Ltd.	1,206,537	2,836
	Singapore Technologies Engineering Ltd.	928,400	2,727
	Genting Singapore Ltd.	3,410,300	2,276
	Sembcorp Industries Ltd.	543,831	2,125
	Venture Corp. Ltd.	190,800	2,022
	Mapletree Industrial Trust	1,082,692	1,793
	Mapletree Logistics Trust	1,784,315	1,751
	Thai Beverage PCL	4,728,500	1,712
[1]	City Developments Ltd.	370,900	1,662
*,1	Seatrium Ltd.	22,568,471	1,612
	ComfortDelGro Corp. Ltd.	1,166,300	1,269
	Frasers Logistics & Commercial Trust	1,555,376	1,127
	NetLink NBN Trust	1,766,900	1,106
	UOL Group Ltd.	257,255	1,098
[1]	Mapletree Pan Asia Commercial Trust	1,197,059	1,097
[1]	Jardine Cycle & Carriage Ltd.	54,888	1,059
	Frasers Centrepoint Trust	609,452	965
	Suntec REIT	1,200,700	947
	Keppel REIT	1,404,690	902
	CapitaLand Ascott Trust	1,340,015	890
*	SATS Ltd.	480,336	882
	Keppel DC REIT	702,988	877
	ESR-LOGOS REIT	3,671,580	779
	Keppel Infrastructure Trust	2,207,766	766
	Golden Agri-Resources Ltd.	3,488,800	702
	Parkway Life REIT	247,986	651
	Bumitama Agri Ltd.	1,123,700	575
55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Olam Group Ltd.	607,300	523
	iFAST Corp. Ltd.	95,400	513
	Lendlease Global Commercial REIT	1,127,814	449
	PARAGON REIT	703,313	435
	Sheng Siong Group Ltd.	381,500	432
	Capitaland India Trust	556,590	407
	CDL Hospitality Trusts	523,279	372
	Far East Hospitality Trust	820,200	369
	Starhill Global REIT	1,044,000	363
	Raffles Medical Group Ltd.	493,400	361
	AIMS APAC REIT	383,363	354
	Hutchison Port Holdings Trust	2,735,500	350
[1]	Singapore Post Ltd.	1,025,300	338
	StarHub Ltd.	384,200	328
	First Resources Ltd.	293,100	302
	AEM Holdings Ltd.	175,500	300
	CapitaLand China Trust	599,068	291
	Cromwell European REIT	166,820	265
	OUE Commercial REIT	1,210,175	238
	Digital Core REIT Management Pte. Ltd.	391,500	238
	UMS Holdings Ltd.	215,800	212
	First REIT	1,043,136	187
	Riverstone Holdings Ltd.	320,000	183
	SIA Engineering Co. Ltd.	98,500	163
	Keppel Pacific Oak US REIT	462,700	63
*	Manulife US REIT	783,584	56
	Prime US REIT	421,740	47
*	COSCO Shipping International Singapore Co. Ltd.	379,700	38
	Nanofilm Technologies International Ltd.	74,400	35
	Silverlake Axis Ltd.	142,579	27
*,1,3	Ezra Holdings Ltd.	344,056	3
*,3	Eagle Hospitality Trust	242,300	—
			141,584
South Africa (0.3%)
	Naspers Ltd. Class N	107,449	20,563
	FirstRand Ltd.	2,998,700	10,352
	Gold Fields Ltd.	518,182	8,383
	Standard Bank Group Ltd.	809,373	7,601
	Capitec Bank Holdings Ltd.	50,180	6,210
	Anglogold Ashanti plc	253,985	5,841
	MTN Group Ltd.	1,093,946	5,243
	Bid Corp. Ltd.	196,153	4,485
	Shoprite Holdings Ltd.	277,253	3,699
	Sanlam Ltd.	992,511	3,590
	Absa Group Ltd.	458,903	3,539
	Nedbank Group Ltd.	259,242	3,152
	Harmony Gold Mining Co. Ltd.	321,386	2,782
	Aspen Pharmacare Holdings Ltd.	224,127	2,670
		Shares	Market Value• ($000)
[1]	Bidvest Group Ltd.	193,638	2,525
	Sasol Ltd.	338,297	2,377
	NEPI Rockcastle NV	336,367	2,261
	Clicks Group Ltd.	141,388	2,200
	Impala Platinum Holdings Ltd.	469,334	2,089
	Discovery Ltd.	299,345	1,907
	Remgro Ltd.	283,325	1,846
	Sibanye Stillwater Ltd.	1,577,837	1,801
	Reinet Investments SCA	75,135	1,762
	Woolworths Holdings Ltd.	514,024	1,646
	Vodacom Group Ltd.	334,653	1,601
[1]	Old Mutual Ltd.	2,655,980	1,560
	Mr Price Group Ltd.	154,796	1,434
	Exxaro Resources Ltd.	141,825	1,359
	Northam Platinum Holdings Ltd.	204,034	1,352
*	Multichoice Group	191,162	1,222
[1]	Anglo American Platinum Ltd.	32,196	1,122
	Growthpoint Properties Ltd.	1,835,540	1,067
[2]	Pepkor Holdings Ltd.	1,116,140	1,053
	Outsurance Group Ltd.	485,937	1,045
	Foschini Group Ltd.	194,024	1,024
	Investec Ltd.	156,347	998
	Tiger Brands Ltd.	87,155	948
	Sappi Ltd.	311,190	836
[1]	Momentum Metropolitan Holdings	767,927	836
	AVI Ltd.	179,120	825
	Redefine Properties Ltd.	3,743,410	783
	Truworths International Ltd.	192,912	771
[1]	Kumba Iron Ore Ltd.	30,338	744
	Motus Holdings Ltd.	159,606	707
*	SPAR Group Ltd.	126,055	649
	African Rainbow Minerals Ltd.	60,755	628
[1]	Thungela Resources Ltd.	73,464	515
	Fortress Real Estate Investments Ltd. Class B	628,691	492
	Netcare Ltd.	772,623	468
	Barloworld Ltd.	100,195	460
	Life Healthcare Group Holdings Ltd.	732,028	418
	Vukile Property Fund Ltd.	502,898	403
[1]	Resilient REIT Ltd.	157,411	369
[1,2]	Dis-chem Pharmacies Ltd.	207,475	361
	Santam Ltd.	21,925	350
	Coronation Fund Managers Ltd.	206,818	335
	Super Group Ltd.	216,350	320
	Hyprop Investments Ltd.	188,081	289
	Equites Property Fund Ltd.	436,346	285
	Reunert Ltd.	77,073	270
	Attacq Ltd.	475,772	254
*	MAS plc	280,278	248
	Ninety One Ltd.	117,635	243
		Shares	Market Value• ($000)
	AECI Ltd.	45,345	226
	Pick n Pay Stores Ltd.	208,642	223
	Omnia Holdings Ltd.	78,627	223
*	Telkom SA SOC Ltd.	152,632	193
	DataTec Ltd.	96,451	186
	DRDGOLD Ltd.	235,199	186
	Sun International Ltd.	95,252	186
*	Astral Foods Ltd.	21,408	168
*	KAP Ltd.	1,215,044	166
	JSE Ltd.	33,129	151
	Burstone Group Ltd.	400,652	146
	Curro Holdings Ltd.	249,842	143
*	We Buy Cars Pty. Ltd.	94,241	100
*	Transaction Capital Ltd.	288,393	42
			139,507
South Korea (1.2%)
	Samsung Electronics Co. Ltd. (XKRX)	2,795,113	155,371
	SK Hynix Inc.	315,249	38,903
	Hyundai Motor Co.	75,039	13,498
	Celltrion Inc.	98,590	13,387
	POSCO Holdings Inc.	42,093	12,151
	Kia Corp.	141,653	12,001
	NAVER Corp.	84,044	11,085
	KB Financial Group Inc.	186,084	10,093
	Shinhan Financial Group Co. Ltd.	281,945	9,473
	Samsung SDI Co. Ltd. (XKRX)	29,388	9,095
	LG Chem Ltd. (XKRX)	27,255	7,832
	Hana Financial Group Inc.	157,674	6,650
*	LG Energy Solution Ltd.	23,486	6,534
	Hyundai Mobis Co. Ltd.	39,807	6,512
	Kakao Corp.	176,771	6,139
*,2	Samsung Biologics Co. Ltd.	10,202	5,734
	Samsung C&T Corp.	48,293	5,208
*	HLB Inc.	63,298	5,058
*	Ecopro BM Co. Ltd.	26,837	4,562
	Samsung Fire & Marine Insurance Co. Ltd.	19,111	4,278
*,1	Ecopro Co. Ltd.	56,175	4,246
	LG Electronics Inc. (XKRX)	61,525	4,098
	Woori Financial Group Inc.	375,756	3,851
	KT&G Corp.	58,962	3,799
	Samsung Electro-Mechanics Co. Ltd.	33,447	3,731
[1]	POSCO Future M Co. Ltd.	16,757	3,371
	Hanwha Aerospace Co. Ltd.	20,345	3,090
	Meritz Financial Group Inc.	53,776	3,075
*	SK Square Co. Ltd.	55,274	3,037
	LG Corp.	52,482	2,995
*	Doosan Enerbility Co. Ltd.	238,204	2,876
*	Krafton Inc.	16,391	2,821
*	SK Innovation Co. Ltd.	34,041	2,701
56

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Samsung Life Insurance Co. Ltd.	42,765	2,695
*	Samsung Heavy Industries Co. Ltd.	386,937	2,622
*	Alteogen Inc.	20,127	2,564
	Samsung SDS Co. Ltd.	22,032	2,531
	SK Inc.	21,206	2,527
	Hanmi Semiconductor Co. Ltd.	25,770	2,454
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,027	2,363
	KakaoBank Corp.	131,263	2,354
	HD Hyundai Electric Co Ltd.	12,779	2,254
	Korea Electric Power Corp.	144,086	2,200
	KB Financial Group Inc. ADR (XNYS)	39,869	2,152
	Korea Zinc Co. Ltd.	5,972	1,989
	HMM Co. Ltd.	171,893	1,963
	Amorepacific Corp.	15,862	1,933
	DB Insurance Co. Ltd.	26,486	1,858
	HYBE Co. Ltd.	12,682	1,840
	Hankook Tire & Technology Co. Ltd.	41,595	1,765
*	L&F Co. Ltd.	14,686	1,718
*	Samsung Engineering Co. Ltd.	88,614	1,680
	Yuhan Corp.	32,022	1,666
	Industrial Bank of Korea	162,267	1,631
	Hyundai Glovis Co. Ltd.	12,215	1,599
	LG H&H Co. Ltd. (XKRX)	5,185	1,562
	Korean Air Lines Co. Ltd.	102,013	1,538
*	LG Display Co. Ltd.	196,099	1,484
	Korea Aerospace Industries Ltd.	39,190	1,459
*	CosmoAM&T Co. Ltd.	13,240	1,430
*	Kum Yang Co. Ltd.	20,076	1,347
*	Hanwha Ocean Co. Ltd.	57,433	1,322
	Coway Co. Ltd.	32,664	1,309
	Korea Investment Holdings Co. Ltd.	26,089	1,261
	LG Innotek Co. Ltd.	7,826	1,244
	S-Oil Corp.	23,011	1,201
	NCSoft Corp.	9,398	1,187
	Hyundai Engineering & Construction Co. Ltd.	44,303	1,129
	Doosan Bobcat Inc.	29,777	1,113
	HD Hyundai Co. Ltd.	22,665	1,097
	CJ CheilJedang Corp. (XKRX)	4,475	1,085
	Hyundai Rotem Co. Ltd.	39,725	1,065
	Hanmi Pharm Co. Ltd.	4,634	1,056
	Hanwha Solutions Corp.	57,891	1,054
	LS Electric Co. Ltd.	8,310	1,049
	Hyundai Steel Co.	45,148	1,048
		Shares	Market Value• ($000)
*	Hyundai Heavy Industries Co. Ltd.	10,578	1,046
*	SK Biopharmaceuticals Co. Ltd.	15,913	1,001
	LEENO Industrial Inc.	5,543	988
	LS Corp.	9,531	942
	Samsung Securities Co. Ltd.	33,931	928
	Kumho Petrochemical Co. Ltd.	8,991	894
	Hotel Shilla Co. Ltd.	20,831	892
	Fila Holdings Corp.	30,205	889
*,1	Enchem Co. Ltd.	4,244	868
	LG Uplus Corp.	121,959	866
	BNK Financial Group Inc.	143,194	865
[1]	Posco DX Co. Ltd.	29,436	855
	Posco International Corp.	25,417	838
*	SKC Co. Ltd.	10,566	835
	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	820
	Lotte Chemical Corp.	10,586	818
	NH Investment & Securities Co. Ltd.	89,658	806
*	LegoChem Biosciences Inc.	16,326	799
	GS Holdings Corp.	24,674	798
	Orion Corp.Republic of Korea	11,930	798
*	Celltrion Pharm Inc.	11,407	787
	IsuPetasys Co. Ltd.	28,046	787
	Hyosung Heavy Industries Corp.	3,500	781
	JB Financial Group Co. Ltd.	80,396	771
	CJ Corp.	8,191	751
	LIG Nex1 Co. Ltd.	6,458	748
	KIWOOM Securities Co. Ltd.	7,824	743
	JYP Entertainment Corp.	15,420	738
	Hanjin Kal Corp.	17,043	731
	Mirae Asset Securities Co. Ltd.	133,954	730
	Eo Technics Co. Ltd.	4,302	730
	Kangwon Land Inc.	57,100	631
*	Sam Chun Dang Pharm Co. Ltd.	7,881	593
*	HLB Life Science Co. Ltd.	47,886	592
*,2	SK IE Technology Co. Ltd.	13,993	592
	Hansol Chemical Co. Ltd.	4,231	587
*	Hyundai Mipo Dockyard Co. Ltd.	10,819	583
[1]	Soulbrain Co. Ltd.	2,606	563
	Green Cross Corp.	6,798	559
	DB HiTek Co. Ltd.	18,856	557
	HL Mando Co. Ltd.	19,684	555
	OCI Holdings Co. Ltd.	8,114	553
*	SK Bioscience Co. Ltd.	13,099	552
*	Hanall Biopharma Co. Ltd.	21,177	549
*,3	ISU Specialty Chemical	2,231	547
		Shares	Market Value• ($000)
	Hanwha Corp. (XKRX)	27,321	536
	Poongsan Corp.	11,418	534
	Hanwha Systems Co. Ltd.	37,816	534
*	Rainbow Robotics	4,213	532
	Hyosung TNC Corp.	1,998	529
*	Lunit Inc.	13,146	529
	Cheil Worldwide Inc.	38,524	525
	Youngone Corp.	18,817	521
	NongShim Co. Ltd.	1,810	520
	E-MART Inc.	11,201	514
*,2	Netmarble Corp.	12,685	508
	POSCO Holdings Inc. (XNYS) ADR	7,060	505
	DGB Financial Group Inc.	82,047	501
	Shinsung Delta Tech Co. Ltd.	8,477	497
	Jusung Engineering Co. Ltd.	19,828	491
	Dongjin Semichem Co. Ltd.	15,849	490
	HPSP Co. Ltd.	17,433	488
*	WONIK IPS Co. Ltd.	18,108	482
*	Hugel Inc.	3,040	465
	Samyang Foods Co. Ltd.	2,187	465
*	Amicogen Inc.	83,328	460
	Samsung Card Co. Ltd.	16,192	456
	Koh Young Technology Inc.	39,103	456
	S-1 Corp.	10,560	455
	DL E&C Co. Ltd.	16,399	440
	Shinsegae Inc.	3,622	434
	Pan Ocean Co. Ltd.	146,753	434
	Cosmax Inc.	4,295	433
*	Kumho Tire Co. Inc.	85,471	433
	Hyosung Advanced Materials Corp.	1,626	429
	Hyundai Doosan Infracore Co. Ltd.	71,866	428
	Sebang Global Battery Co. Ltd.	5,794	426
	Green Cross Holdings Corp.	36,790	426
	Hyundai Wia Corp.	10,205	425
	Hanwha Life Insurance Co. Ltd.	200,116	424
	F&F Co. Ltd.	8,915	422
*	Pharmicell Co. Ltd.	98,664	418
*	Pearl Abyss Corp.	17,941	412
	BGF retail Co. Ltd.	4,319	407
	CS Wind Corp.	10,815	405
*	SOLUM Co. Ltd.	21,402	403
	Hana Micron Inc.	20,818	403
	SM Entertainment Co. Ltd.	7,005	399
	Hyundai Elevator Co. Ltd.	13,632	397
	Hyundai Autoever Corp.	3,593	397
	DongKook Pharmaceutical Co. Ltd.	33,125	393
	KCC Corp.	2,168	392
*	GS Engineering & Construction Corp.	32,813	389
	CJ Logistics Corp.	4,399	388
	Douzone Bizon Co. Ltd.	8,988	386
57

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Advanced Process Systems Corp.	15,122	379
	Advanced Nano Products Co. Ltd.	4,508	377
	Lotte Shopping Co. Ltd.	7,496	376
	Paradise Co. Ltd.	34,477	374
	Doosan Co. Ltd.	3,387	370
	Classys Inc.	13,558	369
	Dentium Co. Ltd.	3,940	368
	TCC Steel	9,727	367
	Lotte Energy Materials Corp.	11,227	365
	Korean Reinsurance Co.	61,215	362
*	Oscotec Inc.	16,434	362
	AfreecaTV Co. Ltd.	4,462	361
*	Kakao Games Corp.	23,142	361
	GS Retail Co. Ltd.	25,046	359
*	Korea Gas Corp.	17,814	354
*	Daewoo Engineering & Construction Co. Ltd.	128,480	354
	Hanon Systems	88,115	353
	AMOREPACIFIC Group	14,537	351
	ISC Co. Ltd.	6,564	344
*	Daejoo Electronic Materials Co. Ltd.	5,071	340
*	Lake Materials Co. Ltd.	20,511	336
	PharmaResearch Co. Ltd.	3,641	334
*	Synopex Inc.	52,890	332
*	HLB Therapeutics Co. Ltd.	40,844	331
	Chong Kun Dang Pharmaceutical Corp.	4,392	330
	KEPCO Engineering & Construction Co. Inc.	7,001	330
*	Wemade Co. Ltd.	9,687	328
	S&S Tech Corp.	10,826	325
*	Creative & Innovative System	39,334	323
	Eugene Technology Co. Ltd.	8,350	318
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	316
*	CJ ENM Co. Ltd.	5,763	315
*	Cosmochemical Co. Ltd.	13,762	315
	Hanmi Science Co. Ltd.	12,822	313
	Kolmar Korea Co. Ltd.	8,611	311
*	W Scope Chungju Plant Co. Ltd.	11,680	307
	LOTTE Fine Chemical Co. Ltd.	9,334	303
	LX Semicon Co. Ltd.	5,715	301
[1]	Daeduck Electronics Co. Ltd.	18,162	301
	Ecopro HN Co. Ltd.	6,106	300
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	299
*	Kakaopay Corp.	11,810	298
	SK REITs Co. Ltd.	98,664	295
	Medytox Inc.	3,003	291
		Shares	Market Value• ($000)
*	People & Technology Inc.	10,131	291
	HDC Hyundai Development Co-Engineering & Construction Class E	22,781	289
	Dongsuh Cos. Inc.	20,882	287
	Innocean Worldwide Inc.	17,506	287
*	Hyundai Bioscience Co. Ltd.	19,652	286
	Lotte Corp.	14,118	281
	Daou Technology Inc.	19,687	280
	SK Chemicals Co. Ltd.	6,442	280
	SIMMTECH Co. Ltd.	12,556	274
*	Bioneer Corp.	12,524	273
*	Fadu Inc.	19,989	272
*	ABLBio Inc.	14,103	264
*	Mezzion Pharma Co. Ltd.	9,718	263
*	Chabiotech Co. Ltd.	21,371	263
	Park Systems Corp.	2,424	258
	Sam-A Aluminum Co. Ltd.	4,619	258
	ST Pharm Co. Ltd.	3,818	257
	SK Networks Co. Ltd.	70,592	256
	Hyundai Construction Equipment Co. Ltd.	6,479	255
	HAESUNG DS Co. Ltd.	7,122	255
	DL Holdings Co. Ltd.	6,552	251
	LX International Corp.	12,485	251
*	Taihan Electric Wire Co. Ltd.	25,243	250
	Kolon Industries Inc.	8,682	250
	Hite Jinro Co. Ltd.	16,354	248
	ESR Kendall Square REIT Co. Ltd.	73,044	243
	Daewoong Pharmaceutical Co. Ltd.	3,006	242
	Hanwha General Insurance Co. Ltd.	66,514	242
*	Foosung Co. Ltd.	43,488	242
	JR Global REIT	82,399	240
	Hyundai Department Store Co. Ltd.	6,181	234
	Taekwang Industrial Co. Ltd.	481	232
*	Doosan Fuel Cell Co. Ltd.	16,064	230
*	Seojin System Co. Ltd.	12,648	224
	BH Co. Ltd.	17,644	220
	Seegene Inc.	13,628	218
	Hanssem Co. Ltd.	5,339	217
	Hankook Shell Oil Co. Ltd.	1,097	214
	NHN Corp.	12,518	214
	HK inno N Corp.	7,555	211
	OCI Co. Ltd.	3,110	211
	Posco M-Tech Co. Ltd.	14,440	211
	Partron Co. Ltd.	36,101	209
	HL Holdings Corp.	8,477	208
	Hansol Paper Co. Ltd.	26,412	206
*	Eubiologics Co. Ltd.	21,312	206
		Shares	Market Value• ($000)
	Ottogi Corp.	679	204
	Doosan Tesna Inc.	5,820	203
	Hana Tour Service Inc.	4,494	201
*	Jeisys Medical Inc.	28,755	199
	SFA Engineering Corp.	10,655	198
*	Peptron Inc.	9,519	198
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	198
	GC Cell Corp.	7,163	198
	Shinhan Financial Group Co. Ltd. ADR	5,816	196
	LX Holdings Corp.	38,930	196
*	Duk San Neolux Co. Ltd.	7,056	194
	Hyundai Green Food	22,101	194
*	Asiana Airlines Inc.	24,040	190
	Han Kuk Carbon Co. Ltd.	23,265	190
	JW Pharmaceutical Corp.	8,446	188
	YG Entertainment Inc.	5,887	179
	Youlchon Chemical Co. Ltd.	7,162	173
*	SD Biosensor Inc.	22,765	173
	NICE Information Service Co. Ltd.	22,233	170
	Tokai Carbon Korea Co. Ltd.	1,930	169
	NEXTIN Inc.	3,543	167
	Hankook & Co. Co. Ltd.	14,228	166
*	GemVax & Kael Co. Ltd.	19,522	166
	INTOPS Co. Ltd.	8,598	165
*	Lotte Tour Development Co. Ltd.	22,998	165
	Sungwoo Hitech Co. Ltd.	24,178	164
	Unid Co. Ltd.	2,363	164
*	SFA Semicon Co. Ltd.	40,560	162
	SL Corp.	6,678	161
	Korea Petrochemical Ind Co. Ltd.	1,618	159
	Intellian Technologies Inc.	3,402	156
*	Naturecell Co. Ltd.	23,800	154
	Binggrae Co. Ltd.	2,977	153
	Shinhan Alpha REIT Co. Ltd.	33,379	153
	Youngone Holdings Co. Ltd.	2,479	152
	Hancom Inc.	8,867	152
	SK Gas Ltd.	1,264	151
	LOTTE REIT Co. Ltd.	64,933	149
	Samyang Holdings Corp.	2,925	147
*	Sungeel Hitech Co. Ltd.	2,563	147
*	Il Dong Pharmaceutical Co. Ltd.	13,165	147
	Daewoong Co. Ltd.	10,718	146
	Korea Electric Terminal Co. Ltd.	3,118	145
*	Hanwha Investment & Securities Co. Ltd.	59,216	144
58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	KCC Glass Corp.	4,931	143
	Solus Advanced Materials Co. Ltd.	11,130	142
[1]	MegaStudyEdu Co. Ltd.	3,258	142
	Solid Inc.	33,987	142
	Lotte Chilsung Beverage Co. Ltd.	1,540	141
*	Jeju Air Co. Ltd.	16,749	135
	Daesang Corp.	8,390	133
	Innox Advanced Materials Co. Ltd.	5,711	132
*	Dawonsys Co. Ltd.	13,580	132
	DoubleUGames Co. Ltd.	4,184	132
	Myoung Shin Industrial Co. Ltd.	12,556	132
*	KMW Co. Ltd.	11,857	131
	Hanjin Transportation Co. Ltd.	8,540	128
	SK Discovery Co. Ltd.	3,913	128
	Nexen Tire Corp.	19,052	128
	Caregen Co. Ltd.	8,119	128
	Dongkuk Steel Mill Co. Ltd.	15,002	127
*	STCUBE	26,717	126
*	Shinsung E&G Co. Ltd.	81,277	126
	Hyosung Corp.	2,867	125
*	CJ CGV Co. Ltd.	30,053	124
	i-SENS Inc.	8,808	124
	Samwha Capacitor Co. Ltd.	3,429	123
	Seoul Semiconductor Co. Ltd.	17,246	122
*	Samsung Pharmaceutical Co. Ltd.	98,938	122
*	SK oceanplant Co. Ltd.	12,959	122
	L&C Bio Co. Ltd.	8,321	121
*	Sangsangin Co. Ltd.	50,577	120
	InBody Co. Ltd.	5,601	120
*	Chunbo Co. Ltd.	2,163	120
	Com2uSCorp	4,149	119
	Tongyang Inc.	175,206	117
	Hansae Co. Ltd.	7,440	116
*	PI Advanced Materials Co. Ltd.	7,673	116
*	GeneOne Life Science Inc.	65,440	116
*	Nexon Games Co. Ltd.	12,037	116
	Lotte Rental Co. Ltd.	5,834	114
	Ahnlab Inc.	2,466	113
*	Enplus Co. Ltd.	42,880	111
	Orion Holdings Corp.	10,345	110
	KISCO Corp.	12,779	110
	IS Dongseo Co. Ltd.	5,641	109
	TKG Huchems Co. Ltd.	7,579	108
	TES Co. Ltd.	6,231	108
*	Insun ENT Co. Ltd.	22,663	107
	KC Tech Co. Ltd.	4,074	107
	Nature Holdings Co. Ltd.	10,247	105
*	DIO Corp.	6,970	103
*	Cafe24 Corp.	9,349	102
	Soulbrain Holdings Co. Ltd.	2,470	102
*	Binex Co. Ltd.	10,090	101
		Shares	Market Value• ($000)
	SNT Motiv Co. Ltd.	3,039	101
	Yunsung F&C Co. Ltd.	1,988	101
	KISWIRE Ltd.	5,342	99
	Daeduck Co. Ltd.	21,502	98
	Mcnex Co. Ltd.	5,314	98
	Korea United Pharm Inc.	5,473	97
	Seah Besteel Holdings Corp.	6,003	96
	Aekyung Industrial Co. Ltd.	6,362	95
*,1	Wysiwyg Studios Co. Ltd.	61,836	95
	SPC Samlip Co. Ltd.	2,239	94
	Boryung	11,701	94
	Gradiant Corp.	7,973	93
	ENF Technology Co. Ltd.	4,657	93
*	Humasis Co. Ltd.	70,056	93
	Songwon Industrial Co. Ltd.	8,840	92
*	Sambu Engineering & Construction Co. Ltd.	80,762	92
*	NEPES Corp.	7,196	91
	GOLFZON Co. Ltd.	1,620	91
*	BNC Korea Co. Ltd.	19,712	91
	iMarketKorea Inc.	14,356	88
*	AbClon Inc.	7,364	88
*	CrystalGenomics Invites Co. Ltd.	40,355	87
	LX Hausys Ltd.	2,811	87
	Dong-A Socio Holdings Co. Ltd.	1,084	86
	Neowiz	5,514	86
	Harim Holdings Co. Ltd.	18,041	86
*	Korea Line Corp.	65,526	85
	Dongwon F&B Co. Ltd.	2,980	84
	HDC Holdings Co. Ltd.	13,059	83
*	Ananti Inc.	17,951	82
	Eugene Investment & Securities Co. Ltd.	26,002	82
	Seobu T&D	15,002	82
	Grand Korea Leisure Co. Ltd.	8,051	82
*	HLB Global Co. Ltd.	16,503	80
	Hanil Cement Co. Ltd.	8,300	78
	Able C&C Co. Ltd.	15,248	78
	Hyundai Home Shopping Network Corp.	1,970	78
	Yuanta Securities Korea Co. Ltd.	38,496	77
	Dong-A ST Co. Ltd.	1,589	77
	LOTTE Himart Co. Ltd.	11,111	77
	Lotte Wellfood Co. Ltd.	794	77
	NHN KCP Corp.	9,232	77
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	77
	Tongyang Life Insurance Co. Ltd.	19,837	76
	Handsome Co. Ltd.	5,208	74
*	CMG Pharmaceutical Co. Ltd.	48,693	74
		Shares	Market Value• ($000)
	Webzen Inc.	6,293	74
	RFHIC Corp.	6,535	74
	SK Securities Co. Ltd.	167,425	73
	Samchully Co. Ltd.	1,099	73
	UniTest Inc.	7,083	73
*	Bukwang Pharmaceutical Co. Ltd.	15,591	72
	KH Vatec Co. Ltd.	6,489	72
	Dongwon Industries Co. Ltd.	2,506	68
	Modetour Network Inc.	5,632	68
	Namyang Dairy Products Co. Ltd.	180	67
*	HJ Shipbuilding & Construction Co. Ltd.	29,450	67
*	Danal Co. Ltd.	23,723	67
*	Genexine Inc.	12,258	66
	NICE Holdings Co. Ltd.	7,180	64
	Young Poong Corp.	219	64
*	Studio Dragon Corp.	2,043	63
	Huons Co. Ltd.	2,533	63
*	Daea TI Co. Ltd.	27,911	62
	Eusu Holdings Co. Ltd.	15,160	62
	Korea Asset In Trust Co. Ltd.	27,936	62
*,3	NKMax Co. Ltd.	42,604	62
*	MedPacto Inc.	8,845	62
*	Hanwha Galleria Corp.	61,692	62
	Humedix Co. Ltd.	2,506	61
*	Dongsung Pharmaceutical Co. Ltd.	16,201	61
	Sung Kwang Bend Co. Ltd.	7,218	60
*	Komipharm International Co. Ltd.	20,136	60
	HS Industries Co. Ltd.	19,810	59
	Vieworks Co. Ltd.	2,977	59
	Hyundai GF Holdings	16,214	57
	iNtRON Biotechnology Inc.	11,424	57
*,3	Cellivery Therapeutics Inc.	11,508	56
	LF Corp.	4,969	55
	Hansol Technics Co. Ltd.	12,925	52
	Samyang Corp.	1,434	52
	Maeil Dairies Co. Ltd.	1,786	52
*	Inscobee Inc.	57,676	51
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	51
*	Yungjin Pharmaceutical Co. Ltd.	33,594	51
*	Medipost Co. Ltd.	9,896	51
	Chongkundang Holdings Corp.	1,116	50
	Daehan Flour Mill Co. Ltd.	505	50
*	Com2uS Holdings Corp.	2,319	50
*	Hyosung Chemical Corp.	1,134	49
59

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	OliX Pharmaceuticals Inc.	4,338	49
	Hyundai Corp.	3,860	48
	TK Corp.	5,206	47
	Ilyang Pharmaceutical Co. Ltd.	4,628	46
	Shinsegae International Inc.	3,565	46
	E1 Corp.	906	45
*	Wonik Holdings Co. Ltd.	17,538	45
	Namhae Chemical Corp.	8,782	45
	Dongkuk CM Co. Ltd.	9,042	45
	Jeil Pharmaceutical Co. Ltd.	3,563	43
	Cuckoo Homesys Co. Ltd.	2,535	42
*	Helixmith Co. Ltd.	13,268	42
	Toptec Co. Ltd.	6,950	41
	Zinus Inc.	4,478	41
	Daol Investment & Securities Co. Ltd.	17,627	40
	Hansol Holdings Co. Ltd.	18,630	38
*	Namsun Aluminum Co. Ltd.	27,772	38
	Kolon Corp.	3,096	37
*	Enzychem Lifesciences Corp.	24,522	35
	CJ Freshway Corp.	2,037	34
*	ITM Semiconductor Co. Ltd.	2,429	34
*	Interflex Co. Ltd.	3,142	33
	Huons Global Co. Ltd.	2,154	33
	KC Co. Ltd.	2,009	32
*	Ace Technologies Corp.	20,197	30
*	Woongjin Thinkbig Co. Ltd.	19,007	29
*	KUMHOE&C Co. Ltd.	8,282	25
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
*	Homecast Co. Ltd.	6,761	14
*	Telcon RF Pharmaceutical Inc.	21,967	12
	Hyundai Bioland Co. Ltd.	1,767	12
	Cuckoo Holdings Co. Ltd.	166	2
	Daishin Securities Co. Ltd.	12	—
			563,918
Spain (0.6%)
	Banco Santander SA	9,369,562	45,589
	Iberdrola SA (XMAD)	3,481,118	42,684
	Banco Bilbao Vizcaya Argentaria SA	3,442,914	37,232
	Industria de Diseno Textil SA	615,124	28,007
	Amadeus IT Group SA	263,692	16,738
	Telefonica SA	2,955,477	13,239
	CaixaBank SA	2,223,730	11,727
	Repsol SA	736,829	11,565
*,2	Cellnex Telecom SA	332,357	10,986
	Ferrovial SE	304,785	10,962
[2]	Aena SME SA	43,096	7,854
		Shares	Market Value• ($000)
	Banco de Sabadell SA	3,057,380	5,840
	ACS Actividades de Construccion y Servicios SA	137,631	5,512
	Redeia Corp. SA	258,660	4,318
	Endesa SA	182,974	3,337
	Bankinter SA	385,171	3,044
	Merlin Properties Socimi SA	180,182	2,027
	Enagas SA	136,415	2,001
	Naturgy Energy Group SA	77,327	1,956
*	Grifols SA	204,877	1,875
	Fluidra SA	81,734	1,730
	Acciona SA	12,914	1,493
	Indra Sistemas SA	75,273	1,439
	Vidrala SA (XMAD)	13,520	1,422
	Viscofan SA	22,090	1,404
	Mapfre SA	553,170	1,335
	Acerinox SA	105,259	1,134
[2]	Unicaja Banco SA	867,593	1,133
	Laboratorios Farmaceuticos Rovi SA	12,507	1,122
	Inmobiliaria Colonial Socimi SA	183,639	1,074
	Applus Services SA	76,701	1,037
	Cia de Distribucion Integral Logista Holdings SA	34,694	944
	Sacyr SA	214,123	744
	CIE Automotive SA	24,936	659
	Corp. ACCIONA Energias Renovables SA	31,129	632
	Faes Farma SA	157,969	573
*	Melia Hotels International SA	70,054	545
	Almirall SA	55,183	504
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	492
*	Solaria Energia y Medio Ambiente SA	44,568	453
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	384
[1]	Fomento de Construcciones y Contratas SA	22,509	305
*	Tecnicas Reunidas SA	28,520	283
[2]	Neinor Homes SA	21,926	246
[2]	Gestamp Automocion SA	80,894	242
	Pharma Mar SA	7,305	236
	Ence Energia y Celulosa SA	65,595	234
*	Lar Espana Real Estate Socimi SA	30,983	225
[2]	Global Dominion Access SA	47,418	177
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	168
[1]	Prosegur Cia de Seguridad SA	62,000	110
*	Distribuidora Internacional de Alimentacion SA	6,034,792	83
		Shares	Market Value• ($000)
	Banco Santander SA ADR	16,687	80
[2]	Prosegur Cash SA	110,532	61
*	NH Hotel Group SA	7,857	34
			289,230
Sweden (0.8%)
	Atlas Copco AB Class A	1,598,058	27,992
	Volvo AB Class B	897,737	22,850
	Investor AB Class B	818,377	20,044
	Assa Abloy AB Class B	573,679	15,157
	Hexagon AB Class B	1,241,001	12,982
	Sandvik AB	630,886	12,576
[2]	Evolution AB	108,509	11,989
	Swedbank AB Class A	588,804	11,259
	Atlas Copco AB Class B	742,978	11,140
	EQT AB	370,117	9,986
	Skandinaviska Enskilda Banken AB Class A	747,113	9,785
	Investor AB Class A (XSTO)	394,303	9,604
	Essity AB Class B	362,514	9,045
	Telefonaktiebolaget LM Ericsson Class B	1,730,077	8,780
	Alfa Laval AB	175,832	7,486
	Svenska Handelsbanken AB Class A	860,132	7,376
	H & M Hennes & Mauritz AB Class B	362,636	5,764
	Epiroc AB Class B	343,390	5,692
	Boliden AB	169,309	5,564
	SKF AB Class B	239,236	4,918
	Epiroc AB Class A	257,561	4,762
	Trelleborg AB Class B	132,465	4,668
	Saab AB Class B	54,615	4,324
	Nibe Industrier AB Class B	862,935	3,982
	Indutrade AB	165,967	3,818
	Industrivarden AB Class C	117,708	3,784
	Telia Co. AB	1,611,683	3,687
	Svenska Cellulosa AB SCA Class B	250,194	3,667
	Volvo AB Class A	137,393	3,618
	Skanska AB Class B	203,316	3,493
	Beijer Ref AB	232,015	3,270
*	Swedish Orphan Biovitrum AB	126,062	3,254
	Lifco AB Class B	133,908	3,244
*	Castellum AB	245,628	2,919
	Tele2 AB Class B	302,007	2,817
	L E Lundbergforetagen AB Class B	56,430	2,781
	Securitas AB Class B	271,643	2,722
	AddTech AB Class B	130,027	2,703
	Getinge AB Class B	127,366	2,681
	AAK AB	97,248	2,501
	Sagax AB Class B	92,441	2,315
*	Fastighets AB Balder Class B	347,425	2,190
	Industrivarden AB Class A	65,328	2,104
	SSAB AB Class B	352,217	1,971
	Investment AB Latour Class B	78,099	1,882
60

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Kinnevik AB Class B	172,082	1,791
	Holmen AB Class B	44,698	1,741
	Sectra AB Class B	87,975	1,731
	Nordnet AB publ	95,392	1,696
	Fortnox AB	284,235	1,656
	Axfood AB	61,773	1,598
[2]	Thule Group AB	56,572	1,597
	Lagercrantz Group AB Class B	107,765	1,581
	Mycronic AB	45,303	1,577
	Hexpol AB	137,650	1,558
	Husqvarna AB Class B	190,795	1,548
	Avanza Bank Holding AB	69,634	1,492
[2]	Munters Group AB	73,143	1,458
	Elekta AB Class B	197,036	1,403
	Svenska Cellulosa AB SCA Class A	95,046	1,381
[2]	Dometic Group AB	178,644	1,277
	Wihlborgs Fastigheter AB	150,131	1,257
*,1	Embracer Group AB	495,839	1,238
	Hemnet Group AB	45,425	1,181
	Sweco AB Class B	107,142	1,148
	Fabege AB	141,077	1,079
*	Volvo Car AB Class B	344,289	1,069
	Loomis AB	41,240	1,054
*	Electrolux AB Class B	116,040	1,009
	Sagax AB Class D	350,256	971
	SSAB AB Class A	168,737	947
	Bure Equity AB	29,419	921
	Billerud Aktiebolag	110,439	916
	Vitec Software Group AB Class B	18,607	890
	Wallenstam AB Class B	196,589	869
	Nyfosa AB	98,624	853
	Catena AB	19,196	840
*	Camurus AB	18,670	837
	AddNode Group AB	78,875	812
	Pandox AB	52,139	806
	AFRY AB	51,008	801
*,2	Sinch AB	348,671	788
	Lindab International AB	38,159	767
	Electrolux Professional AB Class B	114,725	741
[2]	Bravida Holding AB	109,084	738
[1]	NCAB Group AB	111,573	725
	Granges AB	58,280	688
	Betsson AB Class B	60,095	664
	Alleima AB	106,123	660
	Peab AB Class B	104,588	638
	Medicover AB Class B	40,455	634
	AddLife AB Class B	66,485	612
	Vitrolife AB	40,430	604
	HMS Networks AB	16,203	601
	Hufvudstaden AB Class A	51,408	597
	Arjo AB Class B	138,679	582
	JM AB	34,146	578
	Nolato AB Class B	108,647	533
*	Better Collective A/S	19,341	518
	Bufab AB	16,727	509
	NCC AB Class B	40,700	495
	Biotage AB	32,349	488
*	Modern Times Group MTG AB Class B	56,767	486
		Shares	Market Value• ($000)
	Mips AB	14,060	472
*	Sdiptech AB Class B	18,509	472
	Bilia AB Class A	37,365	469
	Troax Group AB	21,517	433
	Instalco AB	121,521	428
	Atrium Ljungberg AB Class B	23,563	416
	Storskogen Group AB Class B	773,923	415
*,1,2	Scandic Hotels Group AB	76,153	399
*,2	Boozt AB	34,648	395
	Cibus Nordic Real Estate AB publ	30,270	394
[1]	Svenska Handelsbanken AB Class B	36,460	391
*	Beijer Alma AB	20,006	379
	INVISIO AB	15,780	345
	MEKO AB	32,413	330
	Hexatronic Group AB	108,348	330
*	OX2 AB	91,332	329
	Dios Fastigheter AB	42,250	323
[1]	Truecaller AB Class B	100,726	320
	Clas Ohlson AB Class B	26,096	315
*,2	BioArctic AB	17,661	311
	Corem Property Group AB Class B	417,564	310
	Ratos AB Class B	88,996	309
	Investment AB Oresund	29,831	295
	Platzer Fastigheter Holding AB Class B	34,923	282
[2]	Attendo AB	73,439	277
	NP3 Fastigheter AB	12,702	266
*	Stillfront Group AB	258,261	245
	Systemair AB	34,023	231
*	Fagerhult Group AB	35,407	227
	SkiStar AB	15,371	213
[1]	Samhallsbyggnadsbolaget i Norden AB	524,544	188
	Cloetta AB Class B	124,219	185
	Volati AB	18,176	170
*	Norion Bank AB	39,722	147
	Skandinaviska Enskilda Banken AB Class C	9,487	126
[2]	Resurs Holding AB	76,489	115
	Husqvarna AB Class A	13,494	110
	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	93
[1]	Intrum AB	36,295	85
	NCC AB Class A	2,835	35
	Telefonaktiebolaget LM Ericsson Class A	5,482	28
*,3	Ow Bunker A/S	3,210	—
			378,978
Switzerland (2.0%)
	Nestle SA (Registered)	1,570,753	157,704
	Novartis AG (Registered)	1,213,623	117,791
	Roche Holding AG	348,657	83,543
	UBS Group AG (Registered)	1,767,456	46,419
		Shares	Market Value• ($000)
	Cie Financiere Richemont SA Class A (Registered)	311,888	43,111
	ABB Ltd. (Registered)	878,337	42,677
	Zurich Insurance Group AG	83,810	40,568
	Holcim AG	304,154	25,460
	Sika AG (Registered)	89,273	25,395
	Lonza Group AG (Registered)	42,860	23,658
	Alcon Inc.	288,509	22,122
	Givaudan SA (Registered)	4,694	20,075
	Swiss Re AG	167,479	18,206
	Roche Holding AG (Bearer)	68,528	18,027
	Partners Group Holding AG	12,980	16,700
	Swiss Life Holding AG (Registered)	17,868	12,057
[1]	Geberit AG (Registered)	19,568	10,445
	Sandoz Group AG	251,156	8,536
	Straumann Holding AG (Registered)	63,548	8,448
	Sonova Holding AG (Registered)	29,969	8,284
	Kuehne & Nagel International AG (Registered)	30,003	7,930
[1]	Swisscom AG (Registered)	14,288	7,838
[2]	VAT Group AG	15,296	7,615
	SGS SA (Registered)	85,793	7,555
	Logitech International SA (Registered)	92,675	7,215
[1]	Chocoladefabriken Lindt & Spruengli AG	604	6,957
	Schindler Holding AG (XSWX)	27,619	6,884
	Julius Baer Group Ltd.	123,038	6,602
	Chocoladefabriken Lindt & Spruengli AG (Registered)	56	6,463
[1]	Baloise Holding AG (Registered)	30,280	4,576
	Swatch Group AG (Bearer)	20,296	4,264
	SIG Group AG	194,165	3,880
	Swiss Prime Site AG (Registered)	41,151	3,800
	Adecco Group AG (Registered)	101,399	3,547
	Barry Callebaut AG (Registered)	2,137	3,453
	EMS-Chemie Holding AG (Registered)	3,997	3,189
[1]	Georg Fischer AG (Registered)	45,690	3,189
	PSP Swiss Property AG (Registered)	25,510	3,154
	Helvetia Holding AG (Registered)	23,216	3,037
*	Clariant AG (Registered)	172,589	2,582
[1]	Tecan Group AG (Registered)	7,308	2,578
	Belimo Holding AG (Registered)	5,208	2,410
	Avolta AG	61,282	2,318
61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Temenos AG (Registered)	35,349	2,199
	Siegfried Holding AG (Registered)	2,256	2,156
[1]	Flughafen Zurich AG (Registered)	10,766	2,155
	Accelleron Industries AG	55,027	2,139
[2]	Galenica AG	27,651	2,116
	Schindler Holding AG (Registered)	7,704	1,877
	Valiant Holding AG (Registered)	14,199	1,658
[1]	Banque Cantonale Vaudoise (Registered)	15,689	1,641
	BKW AG	10,345	1,536
	Inficon Holding AG (Registered)	1,070	1,488
[1]	Bachem Holding AG	16,897	1,466
	Swissquote Group Holding SA (Registered)	5,296	1,432
[1]	Allreal Holding AG (Registered)	8,655	1,398
[1]	Bucher Industries AG (Registered)	3,590	1,379
	Burckhardt Compression Holding AG	2,096	1,335
	Comet Holding AG (Registered)	4,112	1,298
	DKSH Holding AG	19,739	1,286
[1]	Cembra Money Bank AG	16,523	1,263
	Mobimo Holding AG (Registered)	4,188	1,172
	Softwareone Holding AG	66,463	1,130
	Sulzer AG (Registered)	9,040	1,095
[1]	SFS Group AG	9,216	1,093
	Emmi AG (Registered)	1,094	1,064
*	Aryzta AG	548,265	1,038
[1]	Interroll Holding AG (Registered)	320	1,030
	dormakaba Holding AG	1,882	1,002
	Stadler Rail AG	32,278	958
	Landis & Gyr Group AG	12,811	948
	St. Galler Kantonalbank AG (Registered)	1,716	883
	Kardex Holding AG (Registered)	3,213	850
[1]	Vontobel Holding AG (Registered)	15,042	844
	VZ Holding AG	7,270	838
	Daetwyler Holding AG	3,974	823
	OC Oerlikon Corp. AG (Registered)	176,103	762
	Huber and Suhner AG (Registered)	8,927	710
	Ypsomed Holding AG (Registered)	1,899	677
	Forbo Holding AG (Registered)	584	675
	Swatch Group AG (Registered)	16,004	664
*	ams-OSRAM AG	513,224	616
	EFG International AG	48,862	568
		Shares	Market Value• ($000)
	Zehnder Group AG	9,390	547
	SKAN Group AG	5,856	523
*	DocMorris AG	5,577	492
[1]	Komax Holding AG (Registered)	2,676	460
	ALSO Holding AG (Registered)	1,790	441
[2]	Medacta Group SA	3,604	436
*,1,2	Sensirion Holding AG	6,307	414
	LEM Holding SA (Registered)	241	410
	COSMO Pharmaceuticals NV	5,142	404
	Intershop Holding AG	2,915	391
*,1	Arbonia AG	29,171	384
	Autoneum Holding AG	2,328	372
	Bystronic AG	797	354
	u-blox Holding AG	3,709	343
[1]	Bossard Holding AG (Registered) Class A	1,395	317
*	Basilea Pharmaceutica AG (Registered)	6,878	295
	Implenia AG (Registered)	7,694	281
	Schweiter Technologies AG	619	278
	APG SGA SA	1,157	261
*,2	PolyPeptide Group AG	7,414	245
	Investis Holding SA	2,249	241
*,2	Montana Aerospace AG	11,959	231
	Bell Food Group AG (Registered)	785	228
[1]	Vetropack Holding AG (Registered)	6,482	219
*,2	Medartis Holding AG	2,471	215
[2]	Medmix AG	12,792	210
[1]	PIERER Mobility AG	5,140	203
*	Meyer Burger Technology AG	13,623,126	169
	Leonteq AG	6,314	166
	Rieter Holding AG (Registered)	1,063	149
*,1	Idorsia Ltd.	62,337	123
	VP Bank AG Class A	742	74
			919,400
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	14,085,413	337,258
	Hon Hai Precision Industry Co. Ltd.	6,996,118	33,304
	MediaTek Inc.	876,766	26,436
	Delta Electronics Inc.	1,257,311	12,313
	Quanta Computer Inc.	1,556,690	12,217
	CTBC Financial Holding Co. Ltd.	10,727,715	11,197
[1]	United Microelectronics Corp.	6,732,468	10,344
	Fubon Financial Holding Co. Ltd.	4,557,218	9,641
	ASE Technology Holding Co. Ltd.	2,014,262	9,061
	Cathay Financial Holding Co. Ltd.	5,349,710	8,273
		Shares	Market Value• ($000)
	Mega Financial Holding Co. Ltd.	6,672,100	8,176
	E.Sun Financial Holding Co. Ltd.	8,895,007	7,474
	Uni-President Enterprises Corp.	2,835,992	6,652
	Yuanta Financial Holding Co. Ltd.	7,017,684	6,583
	Novatek Microelectronics Corp.	341,025	6,444
	Nan Ya Plastics Corp.	3,321,545	5,768
[1]	Wistron Corp.	1,677,152	5,743
	China Steel Corp.	7,480,678	5,699
	Chunghwa Telecom Co. Ltd.	1,440,000	5,473
	Asustek Computer Inc.	415,677	5,451
	First Financial Holding Co. Ltd.	6,203,987	5,201
	Taiwan Cooperative Financial Holding Co. Ltd.	6,173,778	4,961
	Yageo Corp.	238,851	4,556
	SinoPac Financial Holdings Co. Ltd.	6,681,458	4,495
	Realtek Semiconductor Corp.	284,420	4,487
	Formosa Plastics Corp.	2,130,089	4,475
	Hua Nan Financial Holdings Co. Ltd. Class C	6,131,654	4,442
	Accton Technology Corp.	312,000	4,371
	Chailease Holding Co. Ltd.	808,271	4,263
	Unimicron Technology Corp.	764,000	4,225
	Largan Precision Co. Ltd.	61,020	4,067
	Alchip Technologies Ltd.	41,882	3,950
[1]	Lite-On Technology Corp.	1,266,030	3,832
	Taiwan Cement Corp.	3,871,524	3,806
*	China Development Financial Holding Corp.	9,103,685	3,806
	Taishin Financial Holding Co. Ltd.	6,721,414	3,701
	Hotai Motor Co. Ltd.	193,455	3,671
	Pegatron Corp.	1,202,954	3,588
	Wiwynn Corp.	50,000	3,557
[1]	Evergreen Marine Corp. Taiwan Ltd.	584,608	3,397
	Formosa Chemicals & Fibre Corp.	1,989,551	3,382
	Taiwan Mobile Co. Ltd.	1,027,800	3,280
	Asia Vital Components Co. Ltd.	166,234	3,279
	Advantech Co. Ltd.	272,015	3,164
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,084
	Shanghai Commercial & Savings Bank Ltd.	2,143,850	3,053
	E Ink Holdings Inc.	452,272	2,891
	President Chain Store Corp.	343,137	2,886
62

Total World Stock Index Fund
		Shares	Market Value• ($000)
	eMemory Technology Inc.	41,000	2,756
	Airtac International Group	77,804	2,755
	Compal Electronics Inc.	2,411,323	2,630
	Silergy Corp.	198,000	2,630
[1]	Gigabyte Technology Co. Ltd.	291,000	2,624
	Catcher Technology Co. Ltd.	371,310	2,480
*,1	Tatung Co. Ltd.	1,239,789	2,480
	Far EasTone Telecommunications Co. Ltd.	997,421	2,474
	Inventec Corp.	1,521,554	2,441
	Synnex Technology International Corp.	935,498	2,287
	Elite Material Co. Ltd.	183,000	2,279
	WPG Holdings Ltd.	843,440	2,278
[1]	Acer Inc.	1,639,551	2,256
	Chang Hwa Commercial Bank Ltd.	3,992,851	2,233
	Chicony Electronics Co. Ltd.	355,231	2,199
	Innolux Corp.	4,988,542	2,170
	Global Unichip Corp.	51,000	2,118
	Powertech Technology Inc.	395,000	2,104
*	Shin Kong Financial Holdings Co. Ltd.	7,836,851	2,071
	Phison Electronics Corp.	94,000	2,007
	Micro-Star International Co. Ltd.	406,000	1,975
	Globalwafers Co. Ltd.	124,000	1,970
	Lotes Co. Ltd.	43,807	1,919
	King Yuan Electronics Co. Ltd.	647,000	1,883
	Eclat Textile Co. Ltd.	119,166	1,875
	Asia Cement Corp.	1,377,264	1,847
	Far Eastern New Century Corp.	1,837,279	1,833
	Chroma ATE Inc.	224,000	1,819
[1]	Sino-American Silicon Products Inc.	303,000	1,804
	International Games System Co. Ltd. Class C	59,000	1,804
	Taiwan Business Bank	3,454,227	1,793
	Fortune Electric Co. Ltd.	69,478	1,790
	Pou Chen Corp.	1,572,524	1,741
	Formosa Petrochemical Corp.	782,140	1,728
	Voltronic Power Technology Corp.	36,322	1,719
[1]	Walsin Lihwa Corp.	1,515,873	1,712
[1]	Yang Ming Marine Transport Corp.	1,060,632	1,696
	Tripod Technology Corp.	277,000	1,662
	Eva Airways Corp.	1,513,817	1,646
	Jentech Precision Industrial Co. Ltd.	54,598	1,624
	ASPEED Technology Inc.	17,300	1,620
		Shares	Market Value• ($000)
	Radiant Opto-Electronics Corp.	264,314	1,611
	Cheng Shin Rubber Industry Co. Ltd.	1,083,379	1,564
*	Compeq Manufacturing Co. Ltd.	654,000	1,541
	Feng TAY Enterprise Co. Ltd.	300,370	1,493
	Shihlin Electric & Engineering Corp.	166,989	1,491
	WT Microelectronics Co. Ltd.	317,159	1,448
	Makalot Industrial Co. Ltd.	119,985	1,437
	AUO Corp.	2,545,400	1,423
[1]	King Slide Works Co. Ltd.	38,000	1,413
[1]	Winbond Electronics Corp.	1,735,810	1,377
*,1	Powerchip Semiconductor Manufacturing Corp.	1,925,000	1,345
	Chung-Hsin Electric & Machinery Manufacturing Corp.	237,000	1,328
[1]	Vanguard International Semiconductor Corp.	501,000	1,313
	ASMedia Technology Inc.	22,000	1,301
[1]	Nanya Technology Corp.	641,324	1,294
	Simplo Technology Co. Ltd.	95,640	1,277
	Lien Hwa Industrial Holdings Corp.	618,984	1,261
	Teco Electric and Machinery Co. Ltd.	721,000	1,225
	Giant Manufacturing Co. Ltd.	178,170	1,192
	Hiwin Technologies Corp.	168,188	1,189
*,1	PharmaEssentia Corp.	132,000	1,187
	Zhen Ding Technology Holding Ltd.	331,700	1,174
	Foxconn Technology Co. Ltd.	620,514	1,170
	TA Chen Stainless Pipe	1,036,214	1,167
	Taichung Commercial Bank Co. Ltd.	2,142,545	1,163
	United Integrated Services Co. Ltd.	93,200	1,125
	Highwealth Construction Corp.	824,037	1,120
	Faraday Technology Corp.	125,465	1,116
	Ruentex Development Co. Ltd.	946,729	1,114
	Sinbon Electronics Co. Ltd.	128,499	1,107
	Qisda Corp.	866,000	1,094
	Wistron NeWeb Corp.	238,445	1,094
*	Gold Circuit Electronics Ltd.	178,100	1,064
		Shares	Market Value• ($000)
	Nien Made Enterprise Co. Ltd.	90,000	1,052
[1]	China Airlines Ltd.	1,631,000	1,044
	Taiwan High Speed Rail Corp.	1,137,000	1,042
	Win Semiconductors Corp.	226,151	1,005
	Tong Yang Industry Co. Ltd.	269,000	979
[1]	Oneness Biotech Co. Ltd.	198,800	963
	Goldsun Building Materials Co. Ltd. Class C	646,137	952
	Sanyang Motor Co. Ltd.	363,000	935
	King's Town Bank Co. Ltd.	537,000	925
	Merida Industry Co. Ltd.	128,400	923
[1]	AP Memory Technology Corp.	79,700	921
	AURAS Technology Co. Ltd.	38,000	919
*	IBF Financial Holdings Co. Ltd.	2,011,678	898
	Parade Technologies Ltd.	39,000	885
	Chipbond Technology Corp.	369,000	859
[1]	Macronix International Co. Ltd.	1,007,903	851
	Auo Corp. ADR	152,313	830
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	798
	Elan Microelectronics Corp.	158,400	797
[1]	Wan Hai Lines Ltd.	507,305	788
[1]	Via Technologies Inc.	201,000	782
	Topco Scientific Co. Ltd.	101,908	779
	Taiwan Union Technology Corp.	135,000	757
[1]	Bora Pharmaceuticals Co. Ltd.	32,276	756
	YFY Inc.	789,000	750
	Tung Ho Steel Enterprise Corp.	330,110	742
	Taiwan Fertilizer Co. Ltd.	370,000	741
	Run Long Construction Co. Ltd.	212,000	740
	L&K Engineering Co. Ltd.	89,160	736
	Ennoconn Corp.	72,976	730
	Lotus Pharmaceutical Co. Ltd.	73,000	722
	China Motor Corp.	163,800	717
[1]	Mitac Holdings Corp.	511,589	706
	Capital Securities Corp.	924,220	704
	Yulon Finance Corp.	154,834	701
	Yulon Motor Co. Ltd.	333,094	699
[1]	Getac Holdings Corp.	217,000	696
	Huaku Development Co. Ltd.	136,000	693
	Poya International Co. Ltd.	45,131	691
	Fusheng Precision Co. Ltd.	80,000	686
[1]	Walsin Technology Corp.	200,968	681
63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Great Wall Enterprise Co. Ltd.	386,553	678
	Century Iron & Steel Industrial Co. Ltd.	99,000	676
[1]	Nan Ya Printed Circuit Board Corp.	118,000	672
	Taiwan Secom Co. Ltd.	169,675	669
	Supreme Electronics Co. Ltd.	248,401	669
	Coretronic Corp.	210,400	662
	Ruentex Industries Ltd.	359,019	662
	Far Eastern Department Stores Ltd.	635,115	661
	Taiwan Surface Mounting Technology Corp.	176,250	644
	Fitipower Integrated Technology Inc.	85,691	643
*,1	China Petrochemical Development Corp.	1,832,488	632
	Silicon Integrated Systems Corp.	333,669	626
	Sigurd Microelectronics Corp.	275,781	624
*	Nan Kang Rubber Tire Co. Ltd.	340,493	614
	MPI Corp.	45,000	604
	Bizlink Holding Inc.	85,014	599
	Kinik Co.	76,000	590
	Genius Electronic Optical Co. Ltd.	43,911	590
	VisEra Technologies Co. Ltd.	71,000	590
	Ardentec Corp.	263,903	589
	CTCI Corp.	369,000	585
	Center Laboratories Inc.	435,672	581
	Nan Pao Resins Chemical Co. Ltd.	53,000	576
	Allis Electric Co. Ltd.	129,000	575
*,1	HTC Corp.	440,491	573
[1]	Jinan Acetate Chemical Co. Ltd.	22,820	570
[1]	Orient Semiconductor Electronics Ltd.	290,605	563
	Far Eastern International Bank	1,174,395	552
[1]	momo.com Inc.	40,844	552
[1]	Kaori Heat Treatment Co. Ltd.	41,625	548
	Ta Ya Electric Wire & Cable	313,752	547
	Primax Electronics Ltd.	184,000	545
	Shinkong Synthetic Fibers Corp.	1,036,000	544
	Wisdom Marine Lines Co. Ltd.	260,196	544
	TXC Corp.	158,000	542
*	Chicony Power Technology Co. Ltd.	102,000	542
[1]	Machvision Inc.	37,404	534
[1]	Gloria Material Technology Corp.	320,000	531
	Merry Electronics Co. Ltd.	143,309	530
		Shares	Market Value• ($000)
	Arcadyan Technology Corp.	100,099	528
	Tong Hsing Electronic Industries Ltd.	114,942	517
	Sitronix Technology Corp.	60,000	512
[1]	Sercomm Corp.	135,000	511
	EVERGREEN Steel Corp.	112,000	509
[1]	Gudeng Precision Industrial Co. Ltd.	39,029	502
	Sakura Development Co. Ltd.	215,000	499
	Shin Zu Shing Co. Ltd.	93,691	497
	Eternal Materials Co. Ltd.	511,973	497
	Charoen Pokphand Enterprise	150,400	490
	Ennostar Inc.	369,278	484
	Grape King Bio Ltd.	100,000	480
	BES Engineering Corp.	887,000	480
	President Securities Corp.	565,670	479
	Visual Photonics Epitaxy Co. Ltd.	101,250	477
	Pegavision Corp.	29,457	472
	Transcend Information Inc.	162,000	465
[1]	Feng Hsin Steel Co. Ltd.	214,000	462
*	Taiwan Glass Industry Corp.	862,842	454
[1]	AcBel Polytech Inc.	370,449	450
	Depo Auto Parts Ind Co. Ltd.	73,000	440
	ChipMOS Technologies Inc.	312,682	438
	Foxsemicon Integrated Technology Inc.	46,900	433
	Yieh Phui Enterprise Co. Ltd.	916,292	432
	Raydium Semiconductor Corp.	33,000	430
	FLEXium Interconnect Inc.	153,154	429
	Hotai Finance Co. Ltd.	116,600	427
	ADATA Technology Co. Ltd.	139,688	425
	Farglory Land Development Co. Ltd.	187,000	421
[1]	Microbio Co. Ltd.	328,219	420
	Formosa Taffeta Co. Ltd.	596,000	418
	Kinsus Interconnect Technology Corp.	142,000	414
	M31 Technology Corp.	11,132	405
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	403
*	Advanced Wireless Semiconductor Co.	94,437	398
[1]	United Microelectronics Corp. ADR	51,487	396
	Tainan Spinning Co. Ltd.	650,543	394
	O-Bank Co. Ltd.	1,279,000	391
		Shares	Market Value• ($000)
	Everlight Electronics Co. Ltd.	202,000	390
	Cheng Loong Corp.	432,000	387
	Wah Lee Industrial Corp.	100,260	386
	U-Ming Marine Transport Corp.	232,000	386
	Yankey Engineering Co. Ltd.	33,000	385
	Taiwan Cogeneration Corp.	260,585	380
	Kuo Toong International Co. Ltd.	148,374	380
	RDC Semiconductor Co. Ltd.	36,690	380
	Cathay Real Estate Development Co. Ltd.	319,200	375
*	HannStar Display Corp.	1,170,265	370
	Hsin Kuang Steel Co. Ltd.	204,000	367
*	Polaris Group	175,000	365
	Elite Semiconductor Microelectronics Technology Inc.	134,000	363
	ITEQ Corp.	108,244	361
	Kinpo Electronics	806,000	361
	Nuvoton Technology Corp.	91,000	360
[1]	Episil Technologies Inc.	167,334	358
	Marketech International Corp.	74,000	357
[1]	Egis Technology Inc.	47,000	354
*	Mercuries Life Insurance Co. Ltd.	2,011,528	354
	Pan Jit International Inc.	202,800	351
*	Phihong Technology Co. Ltd.	214,603	351
	Systex Corp.	91,000	348
	Shinkong Insurance Co. Ltd.	117,000	346
	Cheng Uei Precision Industry Co. Ltd.	243,000	346
	Chong Hong Construction Co. Ltd.	87,152	343
*	EirGenix Inc.	137,000	343
	XinTec Inc.	96,000	342
	Ability Enterprise Co. Ltd.	268,000	333
	Ambassador Hotel	157,000	333
	ITE Technology Inc.	65,000	330
	Taiwan Sakura Corp.	118,994	328
	Dynamic Holding Co. Ltd.	157,760	328
	Solar Applied Materials Technology Corp.	240,571	327
	Kenda Rubber Industrial Co. Ltd.	319,203	326
	Allied Supreme Corp.	25,000	325
*	Taiwan TEA Corp.	469,000	323
[1]	Taiwan Semiconductor Co. Ltd.	145,000	322
	Greatek Electronics Inc.	170,000	318
	Brighton-Best International Taiwan Inc.	295,000	315
64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TPK Holding Co. Ltd.	267,958	314
	Wafer Works Corp.	257,601	311
	United Renewable Energy Co. Ltd.	838,502	311
	Taiwan Paiho Ltd.	159,000	310
	USI Corp.	635,645	309
*	TaiMed Biologics Inc.	118,018	309
*	CMC Magnetics Corp.	739,855	305
	China Metal Products	209,000	304
	Chang Wah Technology Co. Ltd.	245,000	304
	Cleanaway Co. Ltd.	51,000	303
	China Steel Chemical Corp.	87,000	301
	Sporton International Inc.	39,446	301
	Global Mixed Mode Technology Inc.	34,000	299
	Swancor Holding Co. Ltd.	65,000	298
	FocalTech Systems Co. Ltd.	115,655	298
	Pan-International Industrial Corp.	283,000	296
*	Radium Life Tech Co. Ltd.	807,978	295
[1]	Co-Tech Development Corp.	148,000	295
	Sunplus Technology Co. Ltd.	310,000	294
	Innodisk Corp.	32,659	293
	Taiwan-Asia Semiconductor Corp	245,312	291
[1]	Chung Hung Steel Corp.	409,000	291
	Pixart Imaging Inc.	60,000	290
	Advanced Energy Solution Holding Co. Ltd.	15,000	288
[1]	Quanta Storage Inc.	105,000	287
*	Lung Yen Life Service Corp.	209,000	282
	Syncmold Enterprise Corp.	99,750	282
[1]	Unitech Printed Circuit Board Corp.	350,689	281
	Oriental Union Chemical Corp.	528,000	281
	Kindom Development Co. Ltd.	161,700	279
	Standard Foods Corp.	236,400	278
	Evergreen International Storage & Transport Corp.	269,000	278
*	Shining Building Business Co. Ltd.	730,915	274
	Universal Vision Biotechnology Co. Ltd.	34,927	274
	SDI Corp.	85,000	274
	WinWay Technology Co. Ltd.	10,787	274
	Hannstar Board Corp.	159,059	272
	YungShin Global Holding Corp.	181,350	272
	Chin-Poon Industrial Co. Ltd.	214,000	270
		Shares	Market Value• ($000)
	Fulgent Sun International Holding Co. Ltd.	73,029	270
[1]	TSEC Corp.	314,543	268
	Shiny Chemical Industrial Co. Ltd.	50,000	266
	Great Tree Pharmacy Co. Ltd.	30,702	265
	TSRC Corp.	357,925	264
	Thinking Electronic Industrial Co. Ltd.	54,000	261
[1]	Chenbro Micom Co. Ltd.	30,000	261
	Formosa International Hotels Corp.	36,058	260
	Xxentria Technology Materials Corp.	115,500	259
	Global Brands Manufacture Ltd.	115,640	258
*	Kuo Yang Construction Co. Ltd.	293,000	255
	Acter Group Corp. Ltd.	39,576	253
	Holy Stone Enterprise Co. Ltd.	84,210	251
	Hu Lane Associate Inc.	52,575	250
	TCI Co. Ltd.	56,022	248
[1]	Andes Technology Corp.	21,000	248
	Etron Technology Inc.	169,338	247
	Universal Cement Corp.	229,000	247
	Altek Corp.	206,600	246
[1]	LuxNet Corp.	67,000	246
	Dynapack International Technology Corp.	82,000	244
[1]	Wowprime Corp.	33,716	243
[1]	Channel Well Technology Co. Ltd.	103,892	240
*	Rich Development Co. Ltd.	594,000	238
[1]	Zyxel Group Corp.	186,467	236
	Nichidenbo Corp.	126,000	234
	IEI Integration Corp.	96,605	233
	Continental Holdings Corp.	200,000	233
	Sinon Corp.	185,000	230
	Jess-Link Products Co. Ltd.	51,750	227
	ASROCK Inc.	33,000	227
*	Medigen Vaccine Biologics Corp.	142,287	225
	Soft-World International Corp.	50,000	224
	KMC Kuei Meng International Inc.	50,000	223
	General Interface Solution Holding Ltd.	118,000	221
	Test Research Inc.	68,000	220
	Grand Pacific Petrochemical	524,183	217
	Kung Long Batteries Industrial Co. Ltd.	51,000	216
	Taiwan Mask Corp.	105,158	216
*	OBI Pharma Inc.	114,225	215
	Formosan Rubber Group Inc.	259,101	212
		Shares	Market Value• ($000)
	Evergreen Aviation Technologies Corp.	63,000	212
	Topkey Corp.	35,000	211
*	Adimmune Corp.	251,485	210
*	Foresee Pharmaceuticals Co. Ltd.	71,575	210
	St. Shine Optical Co. Ltd.	36,000	207
	Dimerco Express Corp.	71,892	207
	Ho Tung Chemical Corp.	748,141	206
	Wei Chuan Foods Corp.	354,000	206
*	RichWave Technology Corp.	36,518	204
	ZillTek Technology Corp.	17,621	202
	Synmosa Biopharma Corp.	170,689	202
	Taiflex Scientific Co. Ltd.	126,800	200
	UPI Semiconductor Corp.	24,000	200
	TTY Biopharm Co. Ltd.	83,541	198
*	CSBC Corp. Taiwan	355,001	198
	Chang Wah Electromaterials Inc.	144,000	197
	Weikeng Industrial Co. Ltd.	188,000	197
	Chia Hsin Cement Corp.	347,820	196
	Hota Industrial Manufacturing Co. Ltd.	116,940	195
	Flytech Technology Co. Ltd.	74,853	195
	Darfon Electronics Corp.	101,000	195
[1]	Waffer Technology Corp.	66,990	193
	CyberPower Systems Inc.	24,000	192
[1]	D-Link Corp.	348,475	191
*	Elitegroup Computer Systems Co. Ltd.	201,000	189
	Sensortek Technology Corp.	18,000	188
	Huang Hsiang Construction Corp.	105,000	187
	Advanced Ceramic X Corp.	27,000	182
*	Globe Union Industrial Corp.	320,141	181
	TaiDoc Technology Corp.	38,000	180
	Sinyi Realty Inc.	177,358	180
[1]	Darwin Precisions Corp.	347,000	180
	Career Technology MFG. Co. Ltd.	293,547	179
	International CSRC Investment Holdings Co.	323,447	178
	Ton Yi Industrial Corp.	389,000	178
	Anpec Electronics Corp.	28,000	173
*	Mercuries & Associates Holding Ltd.	397,414	172
	Namchow Holdings Co. Ltd.	92,000	172
65

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Infortrend Technology Inc.	258,000	169
	Nantex Industry Co. Ltd.	164,000	168
	Chun Yuan Steel Industry Co. Ltd.	244,000	168
	Longchen Paper & Packaging Co. Ltd.	349,309	167
	Hong Pu Real Estate Development Co. Ltd.	140,000	160
	Actron Technology Corp.	28,132	160
	AmTRAN Technology Co. Ltd.	335,853	157
	Asia Optical Co. Inc.	80,000	157
	Posiflex Technology Inc.	42,169	155
	Hung Sheng Construction Ltd.	181,912	152
	Bank of Kaohsiung Co. Ltd.	412,867	147
	Chief Telecom Inc.	13,200	147
	Gamania Digital Entertainment Co. Ltd.	62,000	146
	91APP Inc.	54,000	146
	UPC Technology Corp.	344,265	145
*	Lealea Enterprise Co. Ltd.	488,800	143
	Dyaco International Inc.	151,852	143
[1]	Formosa Sumco Technology Corp.	26,000	140
[1]	Ichia Technologies Inc.	138,000	140
*,1	Yeong Guan Energy Technology Group Co. Ltd.	94,639	139
	TYC Brother Industrial Co. Ltd.	90,000	138
	T3EX Global Holdings Corp.	44,000	138
	Bioteque Corp.	36,000	134
	Weltrend Semiconductor	70,599	133
	China Bills Finance Corp.	283,000	132
	Elite Advanced Laser Corp.	67,412	130
	Sunny Friend Environmental Technology Co. Ltd.	41,604	130
	China Electric Manufacturing Corp.	246,360	129
	Chlitina Holding Ltd.	22,400	129
	Nidec Chaun-Choung Technology Corp.	13,000	128
	LandMark Optoelectronics Corp.	30,600	128
	Johnson Health Tech Co. Ltd.	49,105	125
	VIA Labs Inc.	21,000	125
	Cub Elecparts Inc.	35,854	123
	AGV Products Corp.	327,440	121
*	China Man-Made Fiber Corp.	516,602	121
	Savior Lifetec Corp.	182,096	119
	Adlink Technology Inc.	59,584	118
		Shares	Market Value• ($000)
	ScinoPharm Taiwan Ltd.	133,245	117
[1]	PharmaEngine Inc.	40,038	115
	Firich Enterprises Co. Ltd.	126,880	112
	Holtek Semiconductor Inc.	60,000	110
	Taiwan Styrene Monomer	271,450	110
	WUS Printed Circuit Co. Ltd.	73,457	110
	Chung Hwa Pulp Corp.	152,421	108
	Sampo Corp.	121,600	108
	YC INOX Co. Ltd.	137,692	107
*	Rexon Industrial Corp. Ltd.	69,000	107
[1]	Alpha Networks Inc.	107,772	107
	Everlight Chemical Industrial Corp.	170,240	106
	Advanced International Multitech Co. Ltd.	46,000	106
	Taiyen Biotech Co. Ltd.	100,000	105
*	Tyntek Corp.	194,000	104
	China General Plastics Corp.	184,895	104
	KEE TAI Properties Co. Ltd.	212,000	104
	Genesys Logic Inc.	36,000	104
	Lingsen Precision Industries Ltd.	151,000	103
[1]	Gemtek Technology Corp.	102,000	103
*	Federal Corp.	170,612	103
	CHC Healthcare Group	60,268	103
	Panion & BF Biotech Inc.	35,023	103
	Taiwan PCB Techvest Co. Ltd.	83,000	102
	Rechi Precision Co. Ltd.	120,000	102
	FSP Technology Inc.	54,000	102
	Apex International Co. Ltd.	80,000	102
	Amazing Microelectronic Corp.	33,290	102
	Sonix Technology Co. Ltd.	65,000	101
	Zeng Hsing Industrial Co. Ltd.	33,304	101
	Chunghwa Precision Test Tech Co. Ltd.	7,000	101
*	First Steamship Co. Ltd.	419,936	100
	Sincere Navigation Corp.	124,790	99
*,1	CyberTAN Technology Inc.	148,000	98
*	Ritek Corp.	417,257	98
	Asia Polymer Corp.	163,556	97
	Senao International Co. Ltd.	80,893	97
	China Chemical & Pharmaceutical Co. Ltd.	143,000	96
[1]	Motech Industries Inc.	115,929	95
*	Gigastorage Corp.	141,195	91
	Tung Thih Electronic Co. Ltd.	26,000	90
		Shares	Market Value• ($000)
	Speed Tech Corp.	46,000	88
	Iron Force Industrial Co. Ltd.	29,000	87
	Kaimei Electronic Corp.	42,400	82
	Tong-Tai Machine & Tool Co. Ltd.	106,560	81
	Gourmet Master Co. Ltd.	28,245	79
*	Medigen Biotechnology Corp.	65,000	77
*	Gigasolar Materials Corp.	15,519	75
	Ultra Chip Inc.	29,000	74
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	69
	Brogent Technologies Inc.	17,529	68
	TA-I Technology Co. Ltd.	45,750	66
	Basso Industry Corp.	48,200	62
*,1	ALI Corp.	86,811	61
*	Li Peng Enterprise Co. Ltd.	240,600	60
	Sheng Yu Steel Co. Ltd.	56,000	50
*	HannsTouch Holdings Co.	200,133	49
*	Newmax Technology Co. Ltd.	47,000	43
*	PChome Online Inc.	43,630	42
	Fittech Co. Ltd.	25,781	42
	Yulon Nissan Motor Co. Ltd.	10,000	40
	Nan Liu Enterprise Co. Ltd.	16,000	35
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	34
	Cyberlink Corp.	11,000	30
*	Zinwell Corp.	43,000	26
*	Li Cheng Enterprise Co. Ltd.	28,407	15
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			896,132
Thailand (0.2%)
	PTT PCL	8,721,380	7,904
	CP ALL PCL	3,726,800	5,760
	Bangkok Dusit Medical Services PCL Class F	6,311,000	4,928
	Airports of Thailand PCL	2,400,050	4,214
	Kasikornbank PCL	988,535	3,470
	Advanced Info Service PCL	638,500	3,392
	PTT Exploration & Production PCL	768,081	3,213
	Delta Electronics Thailand PCL	1,601,700	2,987
	Central Pattana PCL	1,719,700	2,933
	SCB X PCL	915,200	2,621
	Bumrungrad Hospital PCL	323,500	2,135
	Minor International PCL	2,355,332	2,088
	Gulf Energy Development PCL	1,622,380	1,752
66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Siam Cement PCL (Registered)	240,406	1,611
	Charoen Pokphand Foods PCL	2,790,000	1,488
	Central Retail Corp. PCL	1,536,600	1,421
	TMBThanachart Bank PCL	28,810,070	1,404
	Bangkok Bank PCL (Registered)	367,148	1,355
	Krung Thai Bank PCL	2,873,375	1,300
	Tisco Financial Group PCL	475,200	1,246
*	True Corp. PCL	5,886,976	1,214
	Siam Cement PCL NVDR	162,800	1,091
	PTT Global Chemical PCL	1,072,115	1,057
	Bangkok Expressway & Metro PCL	4,180,457	933
	Home Product Center PCL	3,260,298	910
	Thai Oil PCL	610,732	890
	Intouch Holdings PCL Class F	453,931	818
	Krungthai Card PCL	689,000	794
[1]	BTS Group Holdings PCL	4,648,511	793
[1]	Land & Houses PCL (Registered)	3,947,025	792
	Energy Absolute PCL (XBKK)	949,000	780
	CP Axtra PCL	867,477	757
	PTT Oil & Retail Business PCL	1,456,000	731
	Siam Global House PCL	1,564,668	680
	Bangchak Corp. PCL	599,500	675
	Banpu PCL (Registered)	4,503,604	672
	Carabao Group PCL Class F	359,400	660
	Indorama Ventures PCL	986,000	633
	Thai Union Group PCL Class F	1,523,480	611
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	599
	SCG Packaging PCL	670,100	583
	Srisawad Corp. PCL	517,405	567
[1]	Global Power Synergy PCL Class F	421,593	553
	Electricity Generating PCL	168,600	510
	WHA Corp. PCL	3,748,102	504
	Asset World Corp. PCL	4,257,800	503
	Thanachart Capital PCL	371,200	490
	Thonburi Healthcare Group PCL	451,600	487
	Kiatnakin Bank PCL	331,900	465
	AP Thailand PCL	1,566,000	455
	Gunkul Engineering PCL	6,486,799	450
	Ratch Group PCL	575,824	446
	KCE Electronics PCL	412,300	432
[1]	Ngern Tid Lor PCL	738,769	414
	Osotspa PCL	714,800	413
	Sansiri PCL	9,041,700	413
		Shares	Market Value• ($000)
	Hana Microelectronics PCL	389,200	403
[1]	Berli Jucker PCL	602,984	398
	Muangthai Capital PCL	321,700	392
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	357
	B Grimm Power PCL	515,100	355
	Central Plaza Hotel PCL	290,900	352
	CH Karnchang PCL	575,000	351
	Supalai PCL	616,000	328
	3BB Internet Infrastructure Fund Class F	2,076,500	325
	Thai Life Insurance PCL	1,314,300	324
	Thaicom PCL	912,400	313
	Bangkok Chain Hospital PCL	566,200	307
	IRPC PCL	5,512,400	292
	Krung Thai Bank PCL NVDR	633,000	286
	Quality Houses PCL	4,710,983	277
	Com7 PCL Class F	547,600	268
	Taokaenoi Food & Marketing PCL Class F	951,300	265
[1]	JMT Network Services PCL	472,664	261
	TOA Paint Thailand PCL	375,300	255
*,1	Jaymart Group Holdings PCL	664,500	248
	Sino-Thai Engineering & Construction PCL	850,400	245
	Thailand Future Fund	1,480,400	245
	CK Power PCL	2,330,445	244
	Betagro PCL	369,700	238
	Dhipaya Group Holdings PCL	288,000	236
*	Jasmine Technology Solution PCL	173,400	235
	Amata Corp. PCL	383,249	234
	I-TAIL Corp. PCL	391,500	234
	MK Restaurants Group PCL	228,200	229
	Sri Trang Agro-Industry PCL	466,196	219
	Bangkok Airways PCL	457,000	215
*	Star Petroleum Refining PCL	1,003,500	215
	TTW PCL	870,200	211
	GFPT PCL	584,200	203
	TPI Polene Power PCL	2,253,400	202
	TPI Polene PCL	5,354,300	198
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	1,222,600	198
[1]	BEC World PCL	1,509,700	197
	Dohome PCL (XBKK)	678,873	197
	Esso Thailand PCL	819,400	195
	Mega Lifesciences PCL	176,300	194
	Chularat Hospital PCL Class F	2,340,180	183
		Shares	Market Value• ($000)
	Thoresen Thai Agencies PCL	1,064,852	180
	Major Cineplex Group PCL	448,400	179
	Jasmine International PCL	2,023,300	174
*	Bangkok Land PCL	9,266,000	170
	Plan B Media PCL Class F	726,116	163
	AEON Thana Sinsap Thailand PCL	36,100	157
[1]	Ratchthani Leasing PCL	2,406,470	155
	Sri Trang Gloves Thailand PCL	578,400	144
	BCPG PCL	785,514	143
	VGI PCL	3,130,323	143
	Bangkok Life Assurance PCL NVDR	269,040	130
[1]	Thai Vegetable Oil PCL	227,040	121
	Ramkhamhaeng Hospital PCL Class F	144,201	121
	LPN Development PCL	1,259,200	118
*	Beyond Securities PCL	1,359,300	114
[1]	Precious Shipping PCL	533,800	113
	Tipco Asphalt PCL	257,200	111
	Vibhavadi Medical Center PCL	1,827,379	110
[1]	Forth Corp. PCL	241,400	106
	Siam City Cement PCL	27,700	104
[1]	Singer Thailand PCL	372,900	100
	MBK PCL	201,158	92
	Banpu Power PCL	215,100	83
[1]	TQM Alpha PCL	123,600	83
	Origin Property PCL Class F	389,400	74
	SPCG PCL	240,000	73
	Thaifoods Group PCL Class F	649,700	67
	Pruksa Holding PCL	195,300	61
*	Super Energy Corp. PCL	7,111,700	59
	Thanachart Capital PCL NDVR	38,600	51
	PTG Energy PCL	190,400	45
	SCB X PCL NVDR	14,100	40
	BTS Group Holdings PCL NDVR	222,000	38
	Workpoint Entertainment PCL	143,796	34
*	Pruksa Real Estate PCL	210,700	33
*	Italian-Thai Development PCL	1,562,400	31
	Land & Houses PCL NVDR	146,275	29
*,3	Thai Airways International PCL	300,774	21
	Kasikornbank PCL NVDR	2,990	10
	Bangkok Life Assurance PCL	16,500	8
	Ratch Group PCL NDVR	9,776	8
			95,917
67

Total World Stock Index Fund
		Shares	Market Value• ($000)
Turkey (0.1%)
	KOC Holding A/S	511,321	3,569
	Akbank TAS	1,813,541	3,338
*	Turk Hava Yollari AO	323,253	3,251
	Turkiye Petrol Rafinerileri A/S	527,762	3,186
	BIM Birlesik Magazalar A/S	254,849	3,045
*	Haci Omer Sabanci Holding A/S	733,711	2,094
	Yapi ve Kredi Bankasi A/S	1,942,262	1,945
	Turkiye Is Bankasi A/S Class C	4,506,102	1,907
	Turkcell Iletisim Hizmetleri A/S	659,147	1,641
	Turkiye Sise ve Cam Fabrikalari A/S	906,294	1,408
	Eregli Demir ve Celik Fabrikalari TAS	929,152	1,233
	Aselsan Elektronik Sanayi Ve Ticaret A/S	652,330	1,224
	Enka Insaat ve Sanayi A/S	1,016,217	1,204
	Ford Otomotiv Sanayi A/S	33,920	1,168
*	Pegasus Hava Tasimaciligi A/S	30,642	976
*	Sasa Polyester Sanayi A/S	693,876	883
	Turkiye Garanti Bankasi A/S	331,217	846
	Coca-Cola Icecek A/S	34,564	775
	Migros Ticaret A/S	52,515	716
	AG Anadolu Grubu Holding A/S	66,673	668
	Arcelik A/S	118,554	633
*	TAV Havalimanlari Holding A/S	91,757	622
	Turk Traktor ve Ziraat Makineleri A/S	20,887	593
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	578
	Tofas Turk Otomobil Fabrikasi A/S	66,237	563
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	804,482	510
	Dogus Otomotiv Servis ve Ticaret A/S	50,702	444
*	Petkim Petrokimya Holding A/S	692,904	443
*	Turk Telekomunikasyon A/S	352,454	439
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	145,336	414
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	869,893	408
	Koza Altin Isletmeleri A/S	539,784	388
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	388
*,2	MLP Saglik Hizmetleri A/S	52,339	378
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	377
		Shares	Market Value• ($000)
*	EGE Endustri VE Ticaret A/S	681	368
	Sok Marketler Ticaret A/S	201,164	361
*	Anadolu Anonim Turk Sigorta Sirketi	125,693	350
*	Ulker Biskuvi Sanayi A/S	96,625	340
	Nuh Cimento Sanayi A/S	34,418	325
	Is Yatirim Menkul Degerler A/S	279,695	323
	Kontrolmatik Enerji Ve Muhendislik A/S	43,955	320
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	108,241	313
	Turkiye Sigorta A/S	152,202	311
*	Oyak Cimento Fabrikalari A/S	160,978	301
	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	293
	Alarko Holding A/S	79,397	285
*	Hektas Ticaret TAS	601,994	282
	Borusan Yatirim ve Pazarlama A/S	2,679	267
	Politeknik Metal Sanayi ve Ticaret A/S	465	266
*,2	Enerjisa Enerji A/S	116,815	245
	Aksa Akrilik Kimya Sanayii A/S	66,895	241
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	240
*	MIA Teknoloji A/S	136,914	237
*	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	82,412	233
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	179,970	233
	Katilimevim Tasarruf Finansman A/S	44,261	228
*	Investco Holding A/S	22,977	226
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	214
*	Baticim Bati Anadolu Cimento Sanayii A/S	50,567	213
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	199,529	208
*	Gubre Fabrikalari TAS	43,129	205
	Kocaer Celik Sanayi Ve Ticaret AS	113,744	204
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	204
*	Kiler Holding AS	147,065	201
*	Akfen Yenilenebilir Enerji A/S	265,928	197
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	194
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	192
*	YEO Teknoloji Enerji VE Endustri A/S	29,565	191
	Aygaz A/S	31,182	189
*	Konya Cimento Sanayii A/S	530	188
		Shares	Market Value• ($000)
	Bera Holding A/S	308,280	181
	Dogan Sirketler Grubu Holding A/S	389,279	175
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	174
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	172
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	170
*	Zorlu Enerji Elektrik Uretim A/S	820,667	167
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	164
*	Can2 Termik A/S	289,825	164
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	201,973	162
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	160
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	34,321	158
	Aksa Enerji Uretim A/S	132,529	157
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	148
*	Albaraka Turk Katilim Bankasi A/S	959,185	148
	Alfa Solar Enerji Sanayi VE Ticaret AS	51,880	144
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	15,825	141
	Kayseri Seker Fabrikasi A/S	137,098	141
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	93,337	137
*	Vestel Elektronik Sanayi ve Ticaret A/S	52,309	135
	AKIS Gayrimenkul Yatirimi A/S	237,116	134
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	132
*	Izmir Demir Celik Sanayi A/S	559,166	126
*	Turkiye Halk Bankasi A/S	242,994	122
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	122
*	Izdemir Enerji Elektrik Uretim A/S	148,949	121
	Tekfen Holding A/S	74,320	119
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	115
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	114
	Ebebek Magazacilik A/S	74,455	112
68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	111
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	76,316	106
	Akcansa Cimento A/S	20,940	98
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	98
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	95
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	95
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	94
*	NET Holding A/S	95,198	91
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	55,246	90
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	89
	Iskenderun Demir ve Celik A/S	77,436	88
*	Tukas Gida Sanayi ve Ticaret A/S	314,904	88
	Global Yatirim Holding A/S	208,100	87
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	85
	Bursa Cimento Fabrikasi A/S	316,197	83
*	Oyak Yatirim Menkul Degerler A/S	58,742	83
*	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	82
*	Sekerbank Turk A/S	539,277	81
*	Qua Granite Hayal	627,176	80
	Galata Wind Enerji A/S	87,783	77
*	Aksigorta A/S	330,403	76
	Kimteks Poliuretan Sanayi VE Ticaret AS	38,018	75
	LDR Turizm AS	30,310	69
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	61
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	60
*	Aydem Yenilenebilir Enerji A/S	68,323	60
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	56
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	55
	Polisan Holding A/S	134,933	54
*	Peker Gayrimenkul Yatirim Ortakligi A/S	218,845	54
*	Is Finansal Kiralama A/S	144,080	51
*	Europen Endustri Insaat Sanayi VE Ticaret AS	106,633	51
		Shares	Market Value• ($000)
	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	51
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	49
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	47
*	Tat Gida Sanayi A/S	52,706	44
*	Imas Makina Sanayi AS	62,743	42
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	25,870	41
*	Kordsa Teknik Tekstil A/S	12,974	40
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	33
	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	33
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	20
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	15
			58,596
United Arab Emirates (0.2%)
[3]	Emirates Telecommunications Group Co. PJSC	2,055,885	9,508
*	Emaar Properties PJSC	3,958,925	8,853
	First Abu Dhabi Bank PJSC	2,588,017	8,799
	Emirates NBD Bank PJSC	1,047,659	4,851
	Abu Dhabi Commercial Bank PJSC	1,716,621	3,898
	Dubai Electricity & Water Authority PJSC	5,029,533	3,216
	Aldar Properties PJSC	2,127,477	3,162
*	Alpha Dhabi Holding PJSC	794,608	3,054
	Abu Dhabi Islamic Bank PJSC	848,300	2,579
	Dubai Islamic Bank PJSC	1,650,675	2,499
*	Multiply Group PJSC	2,759,644	1,726
	Abu Dhabi National Oil Co. for Distribution PJSC	1,711,235	1,625
*	Americana Restaurants International plc (XADS)	1,683,046	1,524
	Borouge plc	1,930,468	1,287
*	Emaar Development PJSC	517,192	1,175
	Salik Co. PJSC	1,091,464	1,027
	Air Arabia PJSC	1,297,193	944
*	Q Holding PJSC	1,176,134	943
	ADNOC Drilling Co. PJSC	878,598	923
	ADNOC Logistics & Services	778,173	847
	National Marine Dredging Co.	115,252	836
*	Abu Dhabi Ports Co. PJSC	484,731	767
		Shares	Market Value• ($000)
	Dubai Investments PJSC	1,234,573	734
*	Pure Health Holding PJSC	595,822	635
	Emirates Central Cooling Systems Corp.	1,421,237	615
	Dana Gas PJSC	3,054,526	574
	Fertiglobe plc	727,424	551
	Sharjah Islamic Bank	891,987	543
*	Aramex PJSC	656,426	462
	GFH Financial Group BSC	1,509,337	444
	AL Yah Satellite Communications Co-PJSC-Yah Sat	570,234	372
	Dubai Financial Market PJSC	886,014	332
*	AL Seer Marine Supplies & Equipment Co LLC	181,709	239
	RAK Properties PJSC	627,592	209
*	Ghitha Holding PJSC	20,925	203
*	Apex Investments Co. PSC	244,199	118
*,3	Arabtec Holding PJSC	245,437	35
*,3	Drake & Scull International PJSC	114,862	—
			70,109
United Kingdom (3.7%)
	Shell plc (XLON)	3,815,817	135,647
	AstraZeneca plc	867,156	131,156
	HSBC Holdings plc	11,217,413	97,232
	Unilever plc (XLON)	1,458,180	75,433
	BP plc	9,793,053	63,122
	GSK plc	2,358,899	48,940
	RELX plc	1,109,683	45,593
	Diageo plc	1,295,933	44,787
	Rio Tinto plc	638,090	43,174
	Glencore plc	7,150,787	41,607
	British American Tobacco plc	1,189,074	34,907
	CRH plc (SGMX)	406,437	31,475
	London Stock Exchange Group plc	274,045	30,211
	BAE Systems plc	1,786,619	29,715
	National Grid plc	2,149,979	28,202
	Compass Group plc	1,003,864	27,921
	Ferguson plc	120,481	25,404
*	Rolls-Royce Holdings plc	4,934,977	25,307
	Lloyds Banking Group plc	37,386,988	24,129
	Reckitt Benckiser Group plc	419,801	23,470
	Anglo American plc	708,474	23,151
	Barclays plc	8,810,508	22,214
	Experian plc	539,953	21,778
	3i Group plc	558,045	19,937
*	Flutter Entertainment plc	103,996	19,266
	Ashtead Group plc	258,734	18,787
	Haleon plc	3,873,046	16,357
	Tesco plc	4,158,400	15,353
	Prudential plc (XLON)	1,615,501	14,051
	SSE plc	643,519	13,376
	Imperial Brands plc	533,813	12,198
	NatWest Group plc	3,221,666	12,160
	Standard Chartered plc	1,300,494	11,173
69

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Vodafone Group plc	12,770,762	10,770
	Legal & General Group plc	3,533,918	10,374
	InterContinental Hotels Group plc	98,138	9,572
	Aviva plc	1,631,175	9,471
	Sage Group plc	602,475	8,736
	Segro plc	813,884	8,561
	Informa plc	843,351	8,349
	Next plc	73,892	8,288
	Rentokil Initial plc	1,493,065	7,537
	Bunzl plc	193,782	7,431
	Smurfit Kappa Group plc	156,623	6,806
	WPP plc	648,681	6,502
	Halma plc	235,296	6,449
	Smith & Nephew plc	524,382	6,353
	Associated British Foods plc	191,254	6,330
	Melrose Industries plc (XLON)	787,927	6,190
	Admiral Group plc	180,365	6,139
	Intertek Group plc	99,192	6,105
	United Utilities Group plc	427,568	5,573
	Antofagasta plc	197,296	5,412
	Mondi plc	281,274	5,331
	Centrica plc	3,222,978	5,145
	Spirax-Sarco Engineering plc	45,655	5,024
	Pearson plc	413,958	5,023
	Whitbread plc	126,085	4,969
	Croda International plc	86,749	4,969
[2]	Auto Trader Group plc	560,902	4,863
	BT Group plc	3,766,879	4,817
	Smiths Group plc	236,386	4,766
	Severn Trent plc	153,558	4,733
*	Wise plc Class A	446,959	4,295
	Intermediate Capital Group plc	163,684	4,266
	Taylor Wimpey plc	2,313,053	3,790
	B&M European Value Retail SA	581,602	3,753
	DCC plc	54,905	3,749
	Weir Group plc	146,844	3,747
	Entain plc	381,555	3,723
	Coca-Cola HBC AG	115,188	3,718
	Marks & Spencer Group plc	1,155,425	3,681
	Kingfisher plc	1,175,999	3,622
	Barratt Developments plc	634,548	3,585
	Berkeley Group Holdings plc	58,949	3,462
	Diploma plc	75,747	3,424
	Land Securities Group plc	421,294	3,405
	Howden Joinery Group plc	310,241	3,377
	J Sainsbury plc	1,003,312	3,291
	DS Smith plc	748,556	3,261
	Burberry Group plc	222,273	3,180
	Rightmove plc	495,378	3,173
	Beazley plc	382,287	3,163
	IMI plc	145,180	3,162
	Persimmon plc	192,843	3,123
	M&G plc	1,192,311	2,985
*	Vistry Group plc	197,561	2,935
	Hiscox Ltd.	188,363	2,889
[2]	ConvaTec Group plc	920,118	2,863
		Shares	Market Value• ($000)
	LondonMetric Property plc	1,163,435	2,840
	Johnson Matthey plc	123,115	2,696
	Schroders plc	596,756	2,616
	RS Group plc	269,280	2,467
	Phoenix Group Holdings plc	403,090	2,455
	British Land Co. plc	500,381	2,413
	Games Workshop Group plc	19,336	2,390
	Spectris plc	56,305	2,329
	Investec plc	347,405	2,201
	UNITE Group plc	187,311	2,165
	Hikma Pharmaceuticals plc	89,246	2,143
	Abrdn plc	1,162,793	2,120
	Hargreaves Lansdown plc	209,615	2,118
	Endeavour Mining plc	99,591	2,109
	Man Group plc	650,492	2,086
	Inchcape plc	205,392	2,047
	Bellway plc	64,713	2,034
	JD Sports Fashion plc	1,405,869	2,013
*	International Consolidated Airlines Group SA	917,637	2,000
	Tritax Big Box REIT plc	1,017,364	1,922
	IG Group Holdings plc	202,766	1,892
	Tate & Lyle plc	230,071	1,886
	ITV plc	2,123,304	1,863
	Greggs plc	54,628	1,849
	Virgin Money UK plc	691,458	1,838
	Rotork plc	455,240	1,830
*	TUI AG	252,830	1,776
	Direct Line Insurance Group plc	747,363	1,735
	Britvic plc	154,517	1,704
*	Darktrace plc	226,689	1,692
	St. James's Place plc	306,220	1,657
	Derwent London plc	64,339	1,649
*	Ocado Group plc	360,986	1,580
	Cranswick plc	29,263	1,572
	Pennon Group plc	181,562	1,510
	Drax Group plc	223,761	1,449
	Balfour Beatty plc	313,400	1,421
	Shaftesbury Capital plc	845,255	1,415
	easyJet plc	209,446	1,403
	Softcat plc	70,640	1,383
	Bank of Georgia Group plc	20,589	1,379
	Big Yellow Group plc	101,125	1,360
*	Indivior plc	75,198	1,350
	Harbour Energy plc	375,765	1,343
*,2	Network International Holdings plc	273,362	1,342
	Serco Group plc	577,013	1,316
	Plus500 Ltd.	48,084	1,301
	Grafton Group plc GDR	110,181	1,296
	QinetiQ Group plc	300,301	1,282
	4imprint Group plc	16,592	1,282
	Grainger plc	401,129	1,280
	TBC Bank Group plc	29,570	1,276
*	International Distributions Services plc	362,388	1,221
		Shares	Market Value• ($000)
	Computacenter plc	38,025	1,219
	Energean plc	85,843	1,177
	Travis Perkins plc	125,625	1,176
	Renishaw plc	22,664	1,169
	TP ICAP Group plc	449,469	1,163
	Savills plc	85,366	1,154
	Hill & Smith plc	48,854	1,147
	OSB Group plc	223,375	1,144
	Redrow plc	142,135	1,143
	Mitie Group plc	779,578	1,131
	Safestore Holdings plc	115,998	1,118
*,2	Deliveroo plc	659,597	1,100
[2]	Quilter plc	804,144	1,100
*	Playtech plc	166,317	1,099
	SSP Group plc	438,648	1,073
	Hays plc	927,829	1,065
	Lancashire Holdings Ltd.	139,966	1,060
[2]	JTC plc	97,924	1,047
*	Carnival plc	77,246	1,036
	Paragon Banking Group plc	114,753	1,023
	Pagegroup plc	181,484	1,008
*,2	Trainline plc	270,092	1,004
	WH Smith plc	72,176	987
	IWG plc	426,290	984
	Centamin plc	649,502	981
	Bodycote plc	106,208	914
	Coats Group plc	902,039	913
	Domino's Pizza Group plc	224,866	912
	Pets at Home Group plc	249,082	909
	Oxford Instruments plc	31,568	886
	Babcock International Group plc	139,818	885
*	Ascential plc	226,563	881
	Assura plc	1,643,261	841
	Chemring Group plc	178,853	836
	Dunelm Group plc	66,284	835
[2]	Airtel Africa plc	604,029	834
	Firstgroup plc	408,106	827
	Spirent Communications plc	339,577	821
	Primary Health Properties plc	711,324	814
	Sirius Real Estate Ltd.	663,975	808
	Genus plc	35,791	805
	Morgan Sindall Group plc	28,045	791
	Telecom Plus plc	36,145	784
	Breedon Group plc	173,872	781
	Victrex plc	49,122	775
	Genuit Group plc	141,475	765
	Fresnillo plc	109,812	761
	Just Group plc	590,632	760
	Moneysupermarket.com Group plc	280,455	751
	Hammerson plc	2,204,086	748
	Premier Foods plc	360,487	724
	Dowlais Group plc	709,624	721
	Ashmore Group plc	294,449	710
	Supermarket Income REIT plc	777,045	702
*	John Wood Group plc	365,461	674
*	Frasers Group plc	66,118	673
	Keller Group plc	47,802	656
70

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bytes Technology Group plc (XLON)	106,051	645
	Vesuvius plc	105,248	628
	Clarkson plc	12,919	626
	AJ Bell plc	155,058	625
	Rathbones Group plc	29,669	604
	IntegraFin Holdings plc	161,795	603
	Kainos Group plc	48,566	595
[2]	Spire Healthcare Group plc	188,279	579
*	Helios Towers plc	472,518	577
*,2	Watches of Switzerland Group plc	136,495	573
	Volution Group plc	106,024	572
	Future plc	68,165	563
	Morgan Advanced Materials plc	142,816	558
	Hilton Food Group plc	48,855	556
	Redde Northgate plc	112,792	539
	Great Portland Estates plc	107,092	522
	Elementis plc	281,773	495
	Close Brothers Group plc	83,578	475
	Rhi Magnesita NV	10,453	470
*,2	Trustpilot Group plc	197,632	467
*	J D Wetherspoon plc	50,210	453
*	Mitchells & Butlers plc	145,120	437
	Workspace Group plc	70,681	437
*	Oxford Nanopore Technologies plc	355,978	437
	Senior plc	213,364	434
	Ninety One plc	208,119	433
	C&C Group plc	209,451	429
*	THG plc	544,316	429
*	Molten Ventures plc	121,550	423
[2]	Bridgepoint Group plc	148,109	419
*	Currys plc	516,854	399
	Marshalls plc	117,118	391
*	Greencore Group plc	232,499	380
[2]	Petershill Partners plc	144,420	370
[2]	Ibstock plc	192,672	355
	Essentra plc	156,794	345
	NCC Group plc	202,648	343
	AG Barr plc	48,232	343
*	PureTech Health plc	127,491	343
	Crest Nicholson Holdings plc	147,185	340
	Diversified Energy Co. plc	24,091	335
[2]	TI Fluid Systems plc	183,305	315
	IP Group plc	521,288	312
*	Hochschild Mining plc	158,826	307
	Balanced Commercial Property Trust Ltd.	313,967	306
*,2	Aston Martin Lagonda Global Holdings plc	160,219	296
	Wickes Group plc	163,541	295
	UK Commercial Property REIT Ltd.	349,353	293
	Liontrust Asset Management plc	33,946	286
*	Tullow Oil plc	619,593	280
	Dr. Martens plc	288,620	274
		Shares	Market Value• ($000)
*	Moonpig Group plc	136,784	266
	Picton Property Income Ltd.	307,086	253
*	Auction Technology Group plc	40,365	250
*	AO World plc	187,807	247
	Halfords Group plc	124,590	234
*	888 Holdings plc	214,674	226
*	Alphawave IP Group plc	139,594	222
*	Synthomer plc	60,515	196
	Mobico Group plc	268,836	185
*,3	Home REIT plc	383,901	183
	FDM Group Holdings plc	41,177	179
*	Capita plc	1,041,842	174
	S4 Capital plc	280,007	171
	Jupiter Fund Management plc	173,949	168
[2]	CMC Markets plc	46,417	152
	Helical plc	55,409	141
*,1	ASOS plc	33,993	141
	PZ Cussons plc	110,790	140
*	Rank Group plc	100,345	104
*	SIG plc	283,997	93
	Ithaca Energy plc	61,004	90
*	Ferrexpo plc	135,795	86
	Vanquis Banking Group plc	130,180	78
	CLS Holdings plc	71,863	74
[2]	Bakkavor Group plc	46,001	69
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,692,177
United States (61.2%)
	Microsoft Corp.	4,367,244	1,700,299
	Apple Inc.	8,554,601	1,457,105
	NVIDIA Corp.	1,394,507	1,204,882
*	Amazon.com Inc.	5,286,995	925,224
	Alphabet Inc. Class A	3,548,923	577,694
	Meta Platforms Inc. Class A	1,297,917	558,325
	Alphabet Inc. Class C	2,884,469	474,899
	Eli Lilly & Co.	496,452	387,779
*	Berkshire Hathaway Inc. Class B	901,875	357,801
	Broadcom Inc.	252,949	328,902
	JPMorgan Chase & Co.	1,692,445	324,509
*	Tesla Inc.	1,618,580	296,653
	Exxon Mobil Corp.	2,346,654	277,539
	UnitedHealth Group Inc.	545,149	263,689
	Visa Inc. Class A	934,663	251,060
	Procter & Gamble Co.	1,378,047	224,897
	Mastercard Inc. Class A	486,599	219,553
	Johnson & Johnson	1,413,804	204,422
	Home Depot Inc.	586,112	195,890
	Merck & Co. Inc.	1,490,227	192,567
	Costco Wholesale Corp.	259,684	187,726
	AbbVie Inc.	1,034,467	168,246
	Chevron Corp.	1,008,007	162,561
	Bank of America Corp.	4,035,097	149,339
	Walmart Inc.	2,509,784	148,956
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	940,136	148,899
	Salesforce Inc.	549,081	147,670
	PepsiCo Inc.	808,488	142,221
	Coca-Cola Co.	2,281,488	140,928
*	Netflix Inc.	250,513	137,942
	Thermo Fisher Scientific Inc.	226,037	128,552
	Wells Fargo & Co.	2,113,651	125,382
	Linde plc	284,080	125,268
*	Adobe Inc.	264,965	122,634
	Walt Disney Co.	1,073,455	119,261
	McDonald's Corp.	427,265	116,660
	Accenture plc Class A	370,467	111,477
	Cisco Systems Inc.	2,372,525	111,461
	QUALCOMM Inc.	653,850	108,441
	Abbott Laboratories	1,014,357	107,491
	General Electric Co.	635,862	102,895
	Oracle Corp.	904,559	102,894
	Intuit Inc.	160,175	100,209
	Caterpillar Inc.	299,372	100,161
	Applied Materials Inc.	490,057	97,350
	Verizon Communications Inc.	2,465,131	97,348
	Danaher Corp.	386,285	95,266
	Texas Instruments Inc.	532,501	93,944
	International Business Machines Corp.	531,925	88,406
	ConocoPhillips	702,879	88,296
	Comcast Corp. Class A	2,313,830	88,180
	Philip Morris International Inc.	908,759	86,278
	Amgen Inc.	313,266	85,816
	RTX Corp.	843,420	85,624
	Pfizer Inc.	3,313,321	84,887
	Union Pacific Corp.	356,871	84,636
*	ServiceNow Inc.	119,496	82,850
	NextEra Energy Inc.	1,203,664	80,609
	American Express Co.	339,957	79,560
	Goldman Sachs Group Inc.	184,907	78,902
	S&P Global Inc.	185,850	77,282
	Lowe's Cos. Inc.	338,407	77,153
*	Uber Technologies Inc.	1,154,141	76,485
*	Intuitive Surgical Inc.	205,048	75,995
	Intel Corp.	2,476,566	75,461
	Honeywell International Inc.	389,392	75,048
	Eaton Corp. plc	233,282	74,244
	Elevance Health Inc.	138,896	73,418
	Micron Technology Inc.	640,889	72,395
	Progressive Corp.	342,759	71,380
	AT&T Inc.	4,197,705	70,899
	Booking Holdings Inc.	20,473	70,673
	Stryker Corp.	208,201	70,060
	Lam Research Corp.	77,286	69,125
	Citigroup Inc.	1,118,480	68,596
*	Berkshire Hathaway Inc. Class A	111	66,545
	BlackRock Inc.	87,145	65,763
	Charles Schwab Corp.	870,255	64,355
71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NIKE Inc. Class B	690,607	63,715
	TJX Cos. Inc.	668,629	62,911
	United Parcel Service Inc. Class B (XNYS)	423,698	62,487
	Morgan Stanley	687,235	62,428
	Medtronic plc	777,654	62,399
*	Boston Scientific Corp.	856,189	61,534
	Cigna Group	168,966	60,328
*	Vertex Pharmaceuticals Inc.	150,986	59,309
	Deere & Co.	151,424	59,269
	Chubb Ltd.	237,477	59,046
	Lockheed Martin Corp.	126,810	58,958
	Analog Devices Inc.	292,657	58,710
	Automatic Data Processing Inc.	241,936	58,522
	Starbucks Corp.	653,062	57,789
	Marsh & McLennan Cos. Inc.	289,116	57,658
	Mondelez International Inc. Class A	795,132	57,202
*	Boeing Co.	331,640	55,662
	Prologis Inc.	539,184	55,024
	KLA Corp.	79,472	54,779
*	Regeneron Pharmaceuticals Inc.	60,024	53,461
*	Fiserv Inc.	349,734	53,394
*	Palo Alto Networks Inc.	182,126	52,979
	Bristol-Myers Squibb Co.	1,193,687	52,451
*	Chipotle Mexican Grill Inc.	16,100	50,870
	CVS Health Corp.	749,981	50,781
	Waste Management Inc.	237,632	49,432
	Blackstone Inc.	417,351	48,667
	Gilead Sciences Inc.	733,992	47,856
*	Synopsys Inc.	89,335	47,400
	T-Mobile US Inc.	287,002	47,117
	American Tower Corp.	273,245	46,878
	Southern Co.	636,562	46,787
	Altria Group Inc.	1,040,352	45,578
	EOG Resources Inc.	343,678	45,410
	Duke Energy Corp.	449,010	44,120
	Colgate-Palmolive Co.	479,535	44,079
	CME Group Inc.	210,169	44,060
*	Cadence Design Systems Inc.	158,905	43,799
	Target Corp.	269,853	43,441
*	PayPal Holdings Inc.	635,609	43,171
	Zoetis Inc.	271,096	43,169
	Illinois Tool Works Inc.	174,692	42,644
	Intercontinental Exchange Inc.	330,783	42,592
	Trane Technologies plc	133,565	42,386
	McKesson Corp.	78,190	42,004
	Freeport-McMoRan Inc.	838,717	41,886
	Sherwin-Williams Co.	139,442	41,778
	Amphenol Corp. Class A	340,528	41,126
	General Dynamics Corp.	142,785	40,992
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	74,647	40,676
	Northrop Grumman Corp.	83,252	40,380
	Schlumberger NV	838,624	39,818
	Becton Dickinson & Co.	169,430	39,748
*	MercadoLibre Inc.	27,174	39,639
	Marathon Petroleum Corp.	216,615	39,363
	Equinix Inc.	54,853	39,007
	NXP Semiconductors NV	152,123	38,972
	TransDigm Group Inc.	31,034	38,731
*	Airbnb Inc. Class A	242,868	38,512
	CSX Corp.	1,152,780	38,295
*	Arista Networks Inc.	147,029	37,722
	Phillips 66	258,543	37,026
	US Bancorp	909,817	36,966
*	Crowdstrike Holdings Inc. Class A	125,378	36,678
	Pioneer Natural Resources Co.	136,141	36,665
	KKR & Co. Inc.	389,722	36,271
	HCA Healthcare Inc.	116,935	36,229
	Emerson Electric Co.	334,531	36,056
	PNC Financial Services Group Inc.	232,400	35,618
	FedEx Corp.	135,833	35,558
*	O'Reilly Automotive Inc.	34,645	35,104
	Constellation Energy Corp.	188,238	35,001
	Moody's Corp.	93,041	34,456
	Marriott International Inc. Class A	141,001	33,295
	Cintas Corp.	50,570	33,292
	Apollo Global Management Inc.	307,000	33,273
	Marvell Technology Inc.	502,478	33,118
	Ecolab Inc.	145,313	32,863
	Aon plc Class A (XNYS)	116,161	32,759
	Motorola Solutions Inc.	96,563	32,749
	Capital One Financial Corp.	221,762	31,807
	Valero Energy Corp.	198,949	31,806
	PACCAR Inc.	299,215	31,750
	Roper Technologies Inc.	61,808	31,612
	American International Group Inc.	411,544	30,993
	3M Co.	320,861	30,966
	Air Products and Chemicals Inc.	130,094	30,746
	Welltower Inc.	322,537	30,731
	Norfolk Southern Corp.	132,800	30,586
	General Motors Co.	679,544	30,260
*	Edwards Lifesciences Corp.	355,058	30,063
*	AutoZone Inc.	10,161	30,040
	Carrier Global Corp.	486,477	29,913
	Arthur J Gallagher & Co.	124,897	29,312
	Truist Financial Corp.	780,169	29,295
		Shares	Market Value• ($000)
	Hilton Worldwide Holdings Inc.	146,845	28,970
*	DexCom Inc.	227,235	28,947
	Microchip Technology Inc.	314,675	28,944
*	Workday Inc. Class A	117,449	28,743
	Aflac Inc.	342,658	28,663
*	Snowflake Inc. Class A	184,646	28,657
	Travelers Cos. Inc.	133,479	28,319
	Ford Motor Co.	2,292,256	27,851
	Williams Cos. Inc.	718,163	27,549
*	Copart Inc.	503,043	27,320
	ONEOK Inc.	339,522	26,863
*	Autodesk Inc.	125,817	26,780
	Occidental Petroleum Corp.	403,948	26,717
	Simon Property Group Inc.	189,552	26,638
	Kimberly-Clark Corp.	195,028	26,627
	United Rentals Inc.	39,786	26,577
	American Electric Power Co. Inc.	306,303	26,351
	Allstate Corp.	153,904	26,173
	MetLife Inc.	366,788	26,071
	TE Connectivity Ltd.	183,540	25,967
	Realty Income Corp.	483,024	25,861
	Johnson Controls International plc	397,369	25,857
	Sempra	360,539	25,825
	Hess Corp.	163,387	25,732
	DR Horton Inc.	178,398	25,420
*	Super Micro Computer Inc.	29,568	25,393
	Bank of New York Mellon Corp.	447,018	25,252
	Ross Stores Inc.	194,577	25,207
	Dominion Energy Inc.	491,346	25,049
*	IQVIA Holdings Inc.	107,661	24,953
*	Palantir Technologies Inc. Class A	1,128,837	24,801
	Digital Realty Trust Inc.	176,640	24,514
*	GE Vernova Inc.	158,747	24,401
	Ameriprise Financial Inc.	59,125	24,347
	Nucor Corp.	144,403	24,336
*	Fortinet Inc.	379,532	23,979
	WW Grainger Inc.	25,976	23,933
	Constellation Brands Inc. Class A	93,992	23,823
	General Mills Inc.	337,015	23,746
*	IDEXX Laboratories Inc.	48,141	23,722
	Public Storage	91,417	23,718
	L3Harris Technologies Inc.	110,767	23,710
	Crown Castle Inc.	252,548	23,684
	Agilent Technologies Inc.	172,716	23,669
*	Block Inc. (XNYS)	324,214	23,668
	Fidelity National Information Services Inc.	347,522	23,604
	Dow Inc.	414,130	23,564
	AMETEK Inc.	134,662	23,520
*	Lululemon Athletica Inc.	65,182	23,505
*	DoorDash Inc. Class A	181,707	23,487
	Cencora Inc.	97,974	23,421
72

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Monster Beverage Corp.	437,966	23,409
	Prudential Financial Inc.	210,211	23,224
	Yum! Brands Inc.	163,391	23,079
*	Spotify Technology SA	82,037	23,006
	Republic Services Inc.	119,820	22,969
*	Centene Corp.	312,730	22,848
	Fastenal Co.	334,268	22,710
	Corteva Inc.	416,887	22,566
	Cummins Inc.	79,822	22,549
	Paychex Inc.	188,056	22,343
	Ingersoll Rand Inc. (XYNS)	239,403	22,341
	Cheniere Energy Inc.	140,631	22,194
	Quanta Services Inc.	84,567	21,866
	Humana Inc.	72,241	21,823
	Otis Worldwide Corp.	239,076	21,804
	Exelon Corp.	580,150	21,802
	Sysco Corp.	292,703	21,754
	Lennar Corp. Class A	143,125	21,701
*	CoStar Group Inc.	236,845	21,678
*	Trade Desk Inc. Class A	259,595	21,507
*	Moderna Inc.	194,960	21,506
	Martin Marietta Materials Inc.	36,422	21,382
	Diamondback Energy Inc.	106,052	21,330
	Kinder Morgan Inc.	1,158,074	21,170
	Kroger Co.	381,708	21,139
	Old Dominion Freight Line Inc.	116,276	21,129
	MSCI Inc.	45,093	21,004
	Newmont Corp. (XNYS)	505,877	20,559
*	Coinbase Global Inc. Class A	100,507	20,496
*	Datadog Inc. Class A	163,214	20,483
	PG&E Corp.	1,193,306	20,417
	Electronic Arts Inc.	158,645	20,119
	Vulcan Materials Co.	77,906	20,071
	Halliburton Co.	533,409	19,987
	Public Service Enterprise Group Inc.	288,766	19,948
	Estee Lauder Cos. Inc. Class A	135,713	19,910
*	Arch Capital Group Ltd.	210,134	19,656
	Cognizant Technology Solutions Corp. Class A	297,738	19,555
	Devon Energy Corp.	378,188	19,356
	Baker Hughes Co.	592,868	19,339
*	Royal Caribbean Cruises Ltd.	137,264	19,166
	CDW Corp.	79,174	19,149
	Keurig Dr Pepper Inc.	565,331	19,052
	Consolidated Edison Inc.	199,708	18,852
	Vertiv Holdings Co. Class A	201,374	18,728
	GE Healthcare Inc.	244,559	18,645
	Discover Financial Services	147,079	18,639
	Global Payments Inc.	151,487	18,598
	DuPont de Nemours Inc.	255,697	18,538
*	Gartner Inc.	44,673	18,432
		Shares	Market Value• ($000)
	ResMed Inc.	85,616	18,321
	Rockwell Automation Inc.	67,524	18,296
	Archer-Daniels-Midland Co.	311,862	18,294
	Xylem Inc.	139,420	18,222
	Verisk Analytics Inc.	83,234	18,142
*	Biogen Inc.	84,439	18,139
	Kraft Heinz Co.	469,701	18,135
	Monolithic Power Systems Inc.	27,002	18,073
	Dollar General Corp.	128,408	17,873
	PPG Industries Inc.	138,431	17,858
*	ON Semiconductor Corp.	253,100	17,757
	Tractor Supply Co.	63,987	17,474
	Xcel Energy Inc.	323,444	17,379
	VICI Properties Inc.	604,591	17,261
	Hartford Financial Services Group Inc.	176,258	17,078
	Hershey Co.	87,834	17,033
*	Veeva Systems Inc. Class A	85,674	17,011
	Westinghouse Air Brake Technologies Corp.	104,826	16,885
*	ANSYS Inc.	51,337	16,678
	Extra Space Storage Inc.	122,979	16,514
*	HubSpot Inc.	27,216	16,462
*	Fair Isaac Corp.	14,269	16,171
	eBay Inc.	308,609	15,906
	Vistra Corp.	208,777	15,834
	AvalonBay Communities Inc.	83,337	15,798
	Equifax Inc.	71,693	15,786
	Edison International	221,443	15,736
*	Mettler-Toledo International Inc.	12,748	15,676
	Church & Dwight Co. Inc.	145,178	15,663
*	CBRE Group Inc. Class A	179,964	15,637
*	Atlassian Corp. Class A	90,686	15,625
	Fortive Corp.	207,030	15,583
	West Pharmaceutical Services Inc.	43,485	15,545
*	Keysight Technologies Inc.	104,149	15,408
	Willis Towers Watson plc	60,887	15,291
	Targa Resources Corp.	132,784	15,145
	Cardinal Health Inc.	146,534	15,099
	LyondellBasell Industries NV Class A	150,918	15,087
*	Charter Communications Inc. Class A	58,875	15,068
	WEC Energy Group Inc.	182,288	15,064
	Corning Inc.	449,193	14,994
	Howmet Aerospace Inc.	224,542	14,988
*	Cloudflare Inc. Class A	171,421	14,982
	Zimmer Biomet Holdings Inc.	124,172	14,935
*	NU Holdings Ltd. Class A	1,371,922	14,899
		Shares	Market Value• ($000)
	Dover Corp.	81,722	14,653
	Fifth Third Bancorp	399,444	14,564
*	Coupang Inc.	644,750	14,507
*	MongoDB Inc.	39,719	14,505
	T Rowe Price Group Inc.	131,490	14,407
*	Dollar Tree Inc.	121,468	14,364
	PulteGroup Inc.	128,251	14,290
*	ICON plc	47,850	14,254
	M&T Bank Corp.	98,658	14,245
	HP Inc.	506,460	14,226
	Equity Residential	220,839	14,222
	American Water Works Co. Inc.	114,554	14,012
*	Take-Two Interactive Software Inc.	96,985	13,850
	Raymond James Financial Inc.	111,699	13,627
*	Western Digital Corp.	190,149	13,468
	Iron Mountain Inc.	173,480	13,448
	Broadridge Financial Solutions Inc.	69,041	13,353
	Entergy Corp.	125,047	13,339
	DTE Energy Co.	118,831	13,109
*	Builders FirstSource Inc.	71,664	13,102
	Weyerhaeuser Co.	431,011	13,004
*	Axon Enterprise Inc.	41,432	12,996
	State Street Corp.	179,216	12,991
	Nasdaq Inc.	215,964	12,925
	Hewlett Packard Enterprise Co.	757,631	12,880
	Ares Management Corp. Class A	96,623	12,860
	Garmin Ltd.	88,994	12,857
*	NVR Inc.	1,726	12,839
	Ball Corp.	183,467	12,764
	International Flavors & Fragrances Inc.	150,238	12,718
	Genuine Parts Co.	80,683	12,684
*	Align Technology Inc.	44,897	12,678
*	Corpay Inc.	41,961	12,678
	NetApp Inc.	123,514	12,624
	Eversource Energy	206,896	12,542
*	Deckers Outdoor Corp.	15,109	12,366
	Invitation Homes Inc.	361,571	12,366
	FirstEnergy Corp.	317,442	12,171
	Coterra Energy Inc.	443,788	12,142
*	PTC Inc.	68,365	12,131
	Veralto Corp.	129,362	12,119
	Baxter International Inc.	298,683	12,058
	LPL Financial Holdings Inc.	44,541	11,987
	PPL Corp.	434,016	11,918
	STERIS plc	58,091	11,883
	SBA Communications Corp.	63,591	11,836
	Hubbell Inc.	31,903	11,821
	Steel Dynamics Inc.	90,395	11,762
	Entegris Inc.	88,378	11,747
*	Molina Healthcare Inc.	34,272	11,724
*	Ulta Beauty Inc.	28,811	11,664
	Alexandria Real Estate Equities Inc.	100,603	11,657
	Huntington Bancshares Inc.	865,335	11,656
	Brown & Brown Inc.	141,539	11,541
*	Pinterest Inc. Class A	343,610	11,494
73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	81,757	11,464
*	Illumina Inc.	92,996	11,443
*	Tyler Technologies Inc.	24,679	11,391
*	Markel Group Inc.	7,807	11,386
*	Aptiv plc	159,798	11,346
	Principal Financial Group Inc.	142,893	11,309
	Ameren Corp.	152,509	11,266
	McCormick & Co. Inc.	147,732	11,236
	Booz Allen Hamilton Holding Corp.	76,050	11,230
	Cboe Global Markets Inc.	61,599	11,159
*	First Solar Inc.	62,594	11,035
	Domino's Pizza Inc.	20,761	10,988
	Carlisle Cos. Inc.	28,272	10,977
	Darden Restaurants Inc.	71,184	10,920
	Teradyne Inc.	93,592	10,887
	Omnicom Group Inc.	117,056	10,867
	Clorox Co.	73,186	10,822
	First Citizens BancShares Inc. Class A	6,413	10,817
	Synchrony Financial	245,646	10,804
	Williams-Sonoma Inc.	37,640	10,794
*	Waters Corp.	34,782	10,749
	Regions Financial Corp.	555,522	10,705
	Jacobs Solutions Inc.	74,453	10,686
	CenterPoint Energy Inc.	365,904	10,662
*	Expedia Group Inc.	79,095	10,649
	Avery Dennison Corp.	48,961	10,638
*	Teledyne Technologies Inc.	27,868	10,631
*	Hologic Inc.	138,743	10,513
	Seagate Technology Holdings plc	121,942	10,476
	Cincinnati Financial Corp.	90,524	10,473
*	Alnylam Pharmaceuticals Inc.	72,654	10,459
	Ventas Inc.	234,397	10,379
*	GoDaddy Inc. Class A	84,452	10,335
	Laboratory Corp. of America Holdings	51,023	10,275
*	DraftKings Inc. Class A	246,897	10,261
	Cooper Cos. Inc.	115,196	10,259
	CMS Energy Corp.	168,678	10,224
	IDEX Corp.	46,086	10,160
	Textron Inc.	119,371	10,098
	Atmos Energy Corp.	85,449	10,074
	Tyson Foods Inc. Class A	165,548	10,040
	Skyworks Solutions Inc.	94,141	10,034
	Northern Trust Corp.	120,852	9,957
	EMCOR Group Inc.	27,555	9,842
*	Roblox Corp. Class A	276,339	9,827
*	AerCap Holdings NV	115,684	9,774
	NRG Energy Inc.	134,254	9,756
*	Avantor Inc.	399,413	9,678
	Reliance Inc.	33,956	9,668
	Expeditors International of Washington Inc.	86,687	9,649
		Shares	Market Value• ($000)
	Citizens Financial Group Inc.	281,998	9,619
	Marathon Oil Corp.	357,610	9,602
	Las Vegas Sands Corp.	215,335	9,552
*	Zebra Technologies Corp. Class A	30,276	9,524
*	Warner Bros Discovery Inc.	1,287,047	9,473
	Essex Property Trust Inc.	38,458	9,470
	FactSet Research Systems Inc.	22,498	9,379
	Everest Group Ltd.	25,410	9,310
	Masco Corp.	135,577	9,280
	Quest Diagnostics Inc.	67,137	9,277
*,1	MicroStrategy Inc. Class A	8,643	9,205
*	Zoom Video Communications Inc. Class A	149,613	9,141
	Mid-America Apartment Communities Inc.	70,082	9,111
*	VeriSign Inc.	53,486	9,065
*	BioMarin Pharmaceutical Inc.	112,182	9,060
	Celanese Corp.	58,945	9,055
	CF Industries Holdings Inc.	114,269	9,024
	Kellanova	155,717	9,010
*	Akamai Technologies Inc.	89,009	8,984
*	Trimble Inc.	149,318	8,970
*	Zscaler Inc.	51,812	8,960
	Watsco Inc.	20,011	8,959
	W R Berkley Corp.	116,034	8,931
	Owens Corning	53,052	8,924
	Nordson Corp.	34,332	8,864
	HEICO Corp.	42,692	8,854
	Bunge Global SA	86,460	8,798
	Conagra Brands Inc.	285,061	8,774
	Packaging Corp. of America	50,720	8,774
*	Carnival Corp.	591,459	8,765
	Jabil Inc.	73,939	8,677
	Lennox International Inc.	18,697	8,665
*	Nutanix Inc. Class A	142,346	8,640
*	Pure Storage Inc. Class A	170,351	8,586
	Loews Corp.	114,101	8,575
	Coca-Cola Europacific Partners plc	119,025	8,572
	EQT Corp.	212,372	8,514
	Best Buy Co. Inc.	115,282	8,489
*	Enphase Energy Inc.	77,712	8,452
*	Check Point Software Technologies Ltd.	56,311	8,414
	Albemarle Corp.	69,812	8,399
*	AppLovin Corp. Class A	118,344	8,352
*	Okta Inc.	89,713	8,342
	TransUnion	114,266	8,341
	Snap-on Inc.	31,003	8,308
*	Liberty Media Corp. - Liberty Formula One Class C	118,127	8,265
*	Live Nation Entertainment Inc.	92,841	8,254
		Shares	Market Value• ($000)
	RPM International Inc.	77,108	8,244
	SS&C Technologies Holdings Inc.	133,115	8,238
	Stanley Black & Decker Inc.	89,978	8,224
	Pool Corp.	22,675	8,220
	Viatris Inc.	708,124	8,193
	Graco Inc.	100,942	8,096
	KeyCorp.	557,679	8,081
	Sun Communities Inc.	72,488	8,069
	JB Hunt Transport Services Inc.	49,134	7,988
*	Neurocrine Biosciences Inc.	58,077	7,988
	Host Hotels & Resorts Inc.	422,153	7,966
	Pentair plc	100,199	7,925
	Ovintiv Inc. (XNYS)	152,890	7,846
	UDR Inc.	205,887	7,840
	Healthpeak Properties Inc.	417,979	7,779
*	EPAM Systems Inc.	32,827	7,723
	Fidelity National Financial Inc.	155,177	7,681
	Equitable Holdings Inc.	206,873	7,636
	Revvity Inc.	74,447	7,629
*	Manhattan Associates Inc.	36,974	7,619
*	TopBuild Corp.	18,812	7,613
	Alliant Energy Corp.	152,840	7,611
	Walgreens Boots Alliance Inc.	425,260	7,540
	Toll Brothers Inc.	63,186	7,526
	Kimco Realty Corp.	398,715	7,428
*	Flex Ltd.	259,149	7,425
	AECOM	79,533	7,346
	Westrock Co.	152,780	7,327
	AES Corp.	409,305	7,327
	Newmont Corp. GDR	179,576	7,271
*	XPO Inc.	67,613	7,266
	International Paper Co.	207,397	7,246
	NiSource Inc.	259,588	7,232
	Lamb Weston Holdings Inc.	86,709	7,226
	Evergy Inc.	136,647	7,167
	Jack Henry & Associates Inc.	44,024	7,162
	Interpublic Group of Cos. Inc.	234,775	7,147
	Reinsurance Group of America Inc.	38,223	7,147
	Lincoln Electric Holdings Inc.	32,544	7,144
	American Homes 4 Rent Class A	198,918	7,121
	J M Smucker Co.	61,866	7,105
*	Insulet Corp.	40,843	7,023
*	Shockwave Medical Inc.	21,229	7,010
*	Charles River Laboratories International Inc.	30,434	6,969
	Interactive Brokers Group Inc. Class A	60,386	6,952
*	Qorvo Inc.	59,351	6,935
	Credicorp Ltd.	41,714	6,908
*	Burlington Stores Inc.	38,305	6,893
74

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Casey's General Stores Inc.	21,552	6,888
	nVent Electric plc	95,542	6,886
	Eastman Chemical Co.	72,804	6,876
*	Dynatrace Inc.	151,626	6,870
*	Floor & Decor Holdings Inc. Class A	62,255	6,869
	Dick's Sporting Goods Inc.	33,940	6,820
*	Sarepta Therapeutics Inc.	53,580	6,786
	APA Corp.	215,604	6,779
*	Tenet Healthcare Corp.	60,316	6,773
	WP Carey Inc.	123,445	6,770
	Juniper Networks Inc.	194,036	6,756
	Chesapeake Energy Corp.	75,079	6,748
*	DocuSign Inc.	118,940	6,732
	Tradeweb Markets Inc. Class A	66,060	6,719
	Wingstop Inc.	17,438	6,710
*	US Foods Holding Corp.	133,325	6,700
	Gen Digital Inc. (XNGS)	331,184	6,670
	ITT Inc.	51,541	6,666
	Huntington Ingalls Industries Inc.	24,054	6,661
	Rollins Inc.	149,140	6,646
	TechnipFMC plc	259,161	6,640
	Gaming and Leisure Properties Inc.	155,144	6,629
	LKQ Corp.	153,704	6,629
	RenaissanceRe Holdings Ltd.	30,182	6,617
*	MGM Resorts International	166,603	6,571
	Camden Property Trust	65,883	6,567
	Equity LifeStyle Properties Inc.	108,759	6,557
	Allegion plc	53,641	6,521
*	CNH Industrial NV	571,796	6,518
	Texas Roadhouse Inc.	40,501	6,512
	Comfort Systems USA Inc.	20,968	6,488
*	CarMax Inc.	94,475	6,421
	East West Bancorp Inc.	85,740	6,387
	Regal Rexnord Corp.	39,231	6,331
	Texas Pacific Land Corp.	10,971	6,323
*	United Therapeutics Corp.	26,893	6,302
	Advanced Drainage Systems Inc.	40,064	6,290
*	Exact Sciences Corp.	105,364	6,253
	A O Smith Corp.	75,412	6,247
	Service Corp. International	87,090	6,245
*	Robinhood Markets Inc. Class A	377,335	6,222
*	Saia Inc.	15,666	6,217
*	Grab Holdings Ltd. Class A	1,766,638	6,183
	Bentley Systems Inc. Class B	117,386	6,166
		Shares	Market Value• ($000)
	Royalty Pharma plc Class A	222,580	6,165
	Tetra Tech Inc.	31,541	6,142
	Mosaic Co.	194,759	6,113
	Bath & Body Works Inc.	134,260	6,098
*	Celsius Holdings Inc.	85,364	6,084
	Universal Health Services Inc. Class B	35,666	6,079
*	Performance Food Group Co.	89,515	6,076
	Curtiss-Wright Corp.	23,904	6,058
	Regency Centers Corp.	101,918	6,036
*	F5 Inc.	36,250	5,992
	Hormel Foods Corp.	168,227	5,982
*	Catalent Inc.	106,775	5,963
	Bio-Techne Corp.	94,323	5,962
	News Corp. Class A	249,422	5,936
*	Twilio Inc. Class A	99,102	5,934
	Ally Financial Inc.	154,379	5,920
*	CyberArk Software Ltd.	24,696	5,909
*	Natera Inc.	63,153	5,866
	Boston Properties Inc.	94,679	5,860
	Teleflex Inc.	28,054	5,856
	Paycom Software Inc.	31,116	5,849
	Lamar Advertising Co. Class A	50,310	5,828
*	Trex Co. Inc.	65,558	5,805
*	BJ's Wholesale Club Holdings Inc.	77,626	5,797
	Unum Group	113,811	5,770
	Amdocs Ltd.	68,585	5,760
*	Incyte Corp.	110,583	5,756
	Fortune Brands Innovations Inc.	78,605	5,746
	Southern Copper Corp.	48,840	5,698
	Churchill Downs Inc.	44,137	5,694
	Molson Coors Beverage Co. Class B	99,408	5,692
*	Clean Harbors Inc.	29,999	5,683
	Wynn Resorts Ltd.	61,943	5,677
*	Core & Main Inc. Class A	100,444	5,672
*	Antero Resources Corp.	166,729	5,670
	Woodward Inc.	34,709	5,635
*	Lattice Semiconductor Corp.	81,647	5,601
	Tapestry Inc.	139,186	5,556
	Toro Co.	63,236	5,539
*	Guidewire Software Inc.	50,161	5,538
*	Henry Schein Inc.	79,862	5,533
	Annaly Capital Management Inc.	293,371	5,498
*	Dayforce Inc.	88,804	5,450
	Autoliv Inc.	45,403	5,439
	Carlyle Group Inc.	120,724	5,408
	Crown Holdings Inc.	65,727	5,394
*	Repligen Corp.	32,805	5,387
	AptarGroup Inc.	37,280	5,382
*	Onto Innovation Inc.	28,960	5,372
	Rexford Industrial Realty Inc.	124,890	5,347
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	13,753	5,341
	Eagle Materials Inc.	21,292	5,338
	Assurant Inc.	30,326	5,289
	American Financial Group Inc.	41,378	5,286
	Pinnacle West Capital Corp.	71,266	5,249
	Brown-Forman Corp. Class B	109,073	5,219
*	Solventum Corp.	80,093	5,207
*	WEX Inc.	24,642	5,206
*	Skechers USA Inc. Class A	78,724	5,200
*	e.l.f. Beauty Inc.	31,703	5,153
	CubeSmart	126,966	5,135
	Gentex Corp.	148,928	5,108
*	Weatherford International plc	41,324	5,108
*	Toast Inc. Class A	215,502	5,092
	Essential Utilities Inc.	138,479	5,066
	BWX Technologies Inc.	52,862	5,063
	HF Sinclair Corp.	93,260	5,059
*	Cleveland-Cliffs Inc.	298,078	5,038
	Tempur Sealy International Inc.	99,980	5,005
	Delta Air Lines Inc.	99,726	4,993
	KBR Inc.	76,844	4,990
*	Carvana Co.	60,125	4,986
	Hasbro Inc.	81,186	4,977
*	Southwestern Energy Co.	664,231	4,975
*	CACI International Inc. Class A	12,347	4,966
	Campbell Soup Co.	108,467	4,958
	TD SYNNEX Corp.	42,031	4,953
	CH Robinson Worldwide Inc.	69,699	4,949
*	Match Group Inc.	160,119	4,935
*	Jones Lang LaSalle Inc.	27,288	4,931
	Donaldson Co. Inc.	68,066	4,914
	First Horizon Corp.	329,389	4,914
	Range Resources Corp.	136,836	4,914
	MKS Instruments Inc.	41,027	4,881
*	API Group Corp.	126,480	4,878
	Albertsons Cos. Inc. Class A	237,880	4,853
*	Five Below Inc.	33,025	4,833
*	Generac Holdings Inc.	35,432	4,817
*	Elastic NV	47,112	4,816
	Chemed Corp.	8,441	4,794
*	Etsy Inc.	69,729	4,788
	Federal Realty Investment Trust	45,968	4,788
	United States Steel Corp.	130,579	4,766
	Bruker Corp.	61,051	4,763
	HEICO Corp. Class A	28,650	4,752
	Aramark	150,788	4,751
*	Light & Wonder Inc.	53,138	4,743
	Encompass Health Corp.	56,775	4,734
*	Norwegian Cruise Line Holdings Ltd.	250,232	4,734
	Murphy USA Inc.	11,407	4,720
75

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BorgWarner Inc. (XNYS)	143,905	4,716
	Kinsale Capital Group Inc.	12,973	4,712
	Stifel Financial Corp.	58,066	4,641
	Oshkosh Corp.	41,252	4,631
	Royal Gold Inc.	38,352	4,607
	Lear Corp.	36,350	4,575
	Graphic Packaging Holding Co.	176,341	4,558
	EastGroup Properties Inc.	29,248	4,544
	Universal Display Corp.	28,621	4,522
	Chord Energy Corp.	25,492	4,512
	Jefferies Financial Group Inc.	104,748	4,510
*	Caesars Entertainment Inc.	124,844	4,472
*	Exelixis Inc.	190,488	4,469
	Acuity Brands Inc.	17,914	4,448
	FMC Corp.	75,322	4,445
	Permian resources Corp.	264,227	4,426
*	Arrow Electronics Inc.	34,541	4,410
*	Globant SA	24,545	4,383
	Vail Resorts Inc.	23,127	4,380
	Old Republic International Corp.	146,183	4,365
	Cognex Corp.	104,726	4,350
*	ATI Inc.	72,826	4,348
	Commerce Bancshares Inc.	79,218	4,332
*	Crocs Inc.	34,657	4,310
	Primerica Inc.	20,291	4,299
*	DaVita Inc.	30,901	4,296
	Webster Financial Corp.	97,722	4,283
*	Middleby Corp.	30,810	4,282
	MarketAxess Holdings Inc.	21,323	4,267
	Ingredion Inc.	37,193	4,262
	Morningstar Inc.	15,050	4,254
*	Zillow Group Inc. Class C	99,638	4,242
*	Axalta Coating Systems Ltd.	134,913	4,242
	Omega Healthcare Investors Inc.	139,215	4,234
*	Roku Inc.	73,439	4,234
	AGCO Corp.	36,971	4,222
*	Penumbra Inc.	21,486	4,221
	MSA Safety Inc.	23,389	4,219
	Simpson Manufacturing Co. Inc.	24,247	4,216
*	Affirm Holdings Inc.	132,086	4,211
*	UiPath Inc. Class A	220,851	4,190
*	FTI Consulting Inc.	19,510	4,172
*	Coherent Corp.	76,280	4,167
*	WillScot Mobile Mini Holdings Corp.	112,654	4,164
*	BellRing Brands Inc.	75,482	4,164
*	Jazz Pharmaceuticals plc	37,474	4,150
	NOV Inc.	223,730	4,137
	Knight-Swift Transportation Holdings Inc.	89,387	4,132
*	Intra-Cellular Therapies Inc.	57,508	4,130
		Shares	Market Value• ($000)
*	Unity Software Inc.	169,260	4,108
	Robert Half Inc.	59,332	4,102
	Lithia Motors Inc.	16,095	4,094
	NNN REIT Inc.	100,920	4,090
	H&R Block Inc.	86,292	4,076
*	RBC Bearings Inc.	16,575	4,053
*	Inspire Medical Systems Inc.	16,739	4,045
*	Ciena Corp.	87,395	4,040
	Matador Resources Co.	64,757	4,034
	WESCO International Inc.	26,399	4,032
	FTAI Aviation Ltd.	57,308	4,024
*	HealthEquity Inc.	50,953	4,021
	First Industrial Realty Trust Inc.	88,481	4,019
	Landstar System Inc.	23,041	4,019
*	Darling Ingredients Inc.	94,803	4,017
	Applied Industrial Technologies Inc.	21,896	4,012
	Globe Life Inc.	52,512	4,000
*,1	On Holding AG Class A	125,120	3,973
*	SiteOne Landscape Supply Inc.	25,286	3,967
	Berry Global Group Inc.	69,948	3,962
	New York Times Co. Class A	91,533	3,939
	XP Inc. Class A	192,295	3,936
	Science Applications International Corp.	30,456	3,920
	Voya Financial Inc.	57,384	3,911
	Franklin Resources Inc.	170,642	3,897
	Dentsply Sirona Inc.	129,791	3,895
*	Duolingo Inc.	17,253	3,895
	Allison Transmission Holdings Inc.	52,941	3,894
	Crane Co.	27,756	3,886
	Paramount Global Class B	340,201	3,875
	Ralph Lauren Corp.	23,638	3,868
*	Sprouts Farmers Market Inc.	58,265	3,847
*	Acadia Healthcare Co. Inc.	51,746	3,826
*	Elanco Animal Health Inc. (XNYS)	290,661	3,825
	Popular Inc.	44,875	3,814
	OGE Energy Corp.	109,746	3,803
	Murphy Oil Corp.	85,071	3,798
*	AZEK Co. Inc.	83,064	3,791
	UFP Industries Inc.	33,476	3,773
	Fox Corp. Class B	131,175	3,762
*	Wix.com Ltd.	31,646	3,762
	Hyatt Hotels Corp. Class A	25,248	3,757
*	Bill Holdings Inc.	59,899	3,735
	Comerica Inc.	74,392	3,732
	AGNC Investment Corp.	406,995	3,724
*	SoFi Technologies Inc.	549,042	3,723
	PVH Corp.	34,191	3,720
	Atkore Inc.	21,192	3,715
	Ensign Group Inc.	31,258	3,700
*	Paylocity Holding Corp.	23,827	3,697
*	Kirby Corp.	33,857	3,695
		Shares	Market Value• ($000)
*	Mohawk Industries Inc.	32,016	3,692
*	Mattel Inc.	201,333	3,688
	Wyndham Hotels & Resorts Inc.	50,171	3,688
	ChampionX Corp.	109,856	3,688
	Vontier Corp.	90,387	3,672
	SEI Investments Co.	55,554	3,664
	Olin Corp.	69,874	3,653
*	Chart Industries Inc.	25,353	3,652
	Essent Group Ltd.	68,839	3,646
	AAON Inc.	38,532	3,625
	Ryman Hospitality Properties Inc.	34,313	3,619
*	Fabrinet	20,878	3,613
	Evercore Inc. Class A	19,903	3,612
*	SPS Commerce Inc.	20,777	3,612
	Alcoa Corp.	102,663	3,608
*	Vaxcyte Inc.	59,517	3,604
	Brixmor Property Group Inc.	162,990	3,602
	Western Alliance Bancorp	63,303	3,598
	Commercial Metals Co.	66,806	3,590
	Houlihan Lokey Inc.	28,131	3,586
	Brunswick Corp.	44,264	3,569
*	Liberty Broadband Corp. Class C	71,697	3,565
	MGIC Investment Corp.	175,012	3,549
*	Rivian Automotive Inc. Class A	398,729	3,549
	Cullen/Frost Bankers Inc.	33,989	3,546
	Sensata Technologies Holding plc	92,473	3,543
	Americold Realty Trust Inc.	160,929	3,536
*	Bright Horizons Family Solutions Inc.	34,062	3,533
	Selective Insurance Group Inc.	34,743	3,532
*	Ionis Pharmaceuticals Inc.	85,585	3,531
*	Beacon Roofing Supply Inc.	35,823	3,530
	SouthState Corp.	46,222	3,499
	Mueller Industries Inc.	62,669	3,498
*	Qualys Inc.	21,335	3,497
	Wintrust Financial Corp.	36,161	3,495
	Littelfuse Inc.	15,133	3,490
	Flowserve Corp.	73,656	3,474
	Corebridge Financial Inc.	130,402	3,463
	PBF Energy Inc. Class A	64,941	3,459
*	Valvoline Inc.	81,102	3,448
*	Rambus Inc.	62,790	3,442
	STAG Industrial Inc.	99,885	3,435
*	Dropbox Inc. Class A	147,759	3,422
	Esab Corp.	32,251	3,415
	Meritage Homes Corp.	20,542	3,405
*	Globus Medical Inc. Class A	68,192	3,395
	FNB Corp.	254,405	3,394
	Genpact Ltd.	110,402	3,394
	SM Energy Co.	69,982	3,393
76

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Cytokinetics Inc.	55,087	3,378
	TKO Group Holdings Inc.	35,686	3,378
*	Abercrombie & Fitch Co. Class A	27,777	3,375
*	Bio-Rad Laboratories Inc. Class A	12,512	3,375
*	MACOM Technology Solutions Holdings Inc.	33,064	3,371
	Zions Bancorp NA	82,660	3,371
	Equitrans Midstream Corp.	248,886	3,367
*	Masimo Corp.	24,802	3,334
	Civitas Resources Inc.	46,290	3,331
*	MasTec Inc.	37,521	3,328
	Sonoco Products Co.	59,345	3,326
*	Frontier Communications Parent Inc.	143,192	3,313
*	GXO Logistics Inc.	66,630	3,309
	Installed Building Products Inc.	13,955	3,290
	Pinnacle Financial Partners Inc.	42,808	3,283
	DT Midstream Inc.	52,452	3,263
*	Taylor Morrison Home Corp.	58,210	3,260
*	Fluor Corp.	80,525	3,248
	OneMain Holdings Inc.	62,225	3,243
	Portland General Electric Co.	74,873	3,237
	Old National Bancorp	195,172	3,228
*	Lyft Inc. Class A	205,660	3,217
*	Procore Technologies Inc.	46,917	3,210
	Synovus Financial Corp.	89,566	3,206
	RLI Corp.	22,660	3,203
	Healthcare Realty Trust Inc.	224,946	3,201
	Apartment Income REIT Corp.	83,231	3,194
	Fox Corp. Class A	102,938	3,192
*	Liberty Global Ltd. Class C	194,976	3,192
	Invesco Ltd.	224,975	3,188
*	Novanta Inc.	20,297	3,176
	Whirlpool Corp.	33,355	3,164
	Jackson Financial Inc. Class A	46,118	3,151
	Watts Water Technologies Inc. Class A	15,874	3,150
	Element Solutions Inc.	135,621	3,137
*	NEXTracker Inc. Class A	73,205	3,132
	Timken Co.	35,073	3,129
	Badger Meter Inc.	17,050	3,119
	Starwood Property Trust Inc.	163,671	3,105
*	Post Holdings Inc.	29,231	3,103
*	Blueprint Medicines Corp.	33,938	3,100
	Agree Realty Corp.	54,168	3,099
	Cabot Corp.	33,962	3,098
*	Planet Fitness Inc. Class A	51,629	3,089
		Shares	Market Value• ($000)
*	Confluent Inc. Class A	109,697	3,085
*	Tenable Holdings Inc.	68,225	3,068
*	Aspen Technology Inc.	15,583	3,068
*	SPX Technologies Inc.	25,108	3,058
	Hexcel Corp.	47,540	3,053
	Affiliated Managers Group Inc.	19,541	3,050
	Ryder System Inc.	24,954	3,041
	Nexstar Media Group Inc.	18,962	3,035
	Franklin Electric Co. Inc.	31,465	3,029
	Polaris Inc.	35,561	3,028
	UGI Corp.	118,422	3,027
	Rithm Capital Corp.	270,569	3,009
*	REVOLUTION Medicines Inc.	80,320	2,994
	Prosperity Bancshares Inc.	48,239	2,989
*	SentinelOne Inc. Class A	141,190	2,983
*	Insight Enterprises Inc.	16,266	2,970
	First American Financial Corp.	55,414	2,969
	Boise Cascade Co.	22,213	2,938
*	Halozyme Therapeutics Inc.	76,666	2,921
	Southwest Gas Holdings Inc.	39,079	2,916
	Moog Inc. Class A	18,316	2,914
	Thor Industries Inc.	29,204	2,903
*	Cirrus Logic Inc.	32,749	2,901
	Radian Group Inc.	96,930	2,895
	Cadence Bank	104,421	2,889
	Air Lease Corp.	57,262	2,877
	Organon & Co.	153,468	2,856
	Macy's Inc.	154,721	2,852
*	Smartsheet Inc. Class A	75,352	2,851
*	Option Care Health Inc.	94,817	2,834
	Terreno Realty Corp.	52,131	2,833
	Home BancShares Inc.	119,406	2,828
*	Casella Waste Systems Inc. Class A	31,217	2,822
*	Gitlab Inc. Class A	53,631	2,814
	Noble Corp. plc	63,292	2,809
*	Mr Cooper Group Inc.	36,375	2,808
	Western Union Co.	208,045	2,796
	Maximus Inc.	34,805	2,794
	Axis Capital Holdings Ltd.	45,548	2,793
*	Euronet Worldwide Inc.	27,156	2,788
	SLM Corp.	130,921	2,774
	Armstrong World Industries Inc.	24,138	2,773
	Sealed Air Corp.	88,005	2,770
	Ryan Specialty Holdings Inc.	56,071	2,767
	Ashland Inc.	28,923	2,757
*	Lantheus Holdings Inc.	41,274	2,746
*	Modine Manufacturing Co.	29,512	2,734
	Federal Signal Corp.	33,584	2,730
		Shares	Market Value• ($000)
	Black Hills Corp.	49,485	2,717
*	Haemonetics Corp.	29,516	2,714
*	ZoomInfo Technologies Inc.	170,793	2,709
	Exponent Inc.	29,444	2,706
*	ExlService Holdings Inc.	93,218	2,703
*	Monday.com Ltd.	14,263	2,700
	U-Haul Holding Co.	44,006	2,698
	HB Fuller Co.	35,817	2,676
	Bank OZK	59,902	2,675
	Harley-Davidson Inc.	77,757	2,674
	Louisiana-Pacific Corp.	36,375	2,662
*	Kyndryl Holdings Inc.	135,367	2,661
*	Glaukos Corp.	27,670	2,656
*	Varonis Systems Inc.	60,714	2,656
	Westlake Corp.	18,020	2,655
*	AutoNation Inc.	16,417	2,646
*	Arcadium Lithium plc	599,842	2,639
	Lincoln National Corp.	96,589	2,634
	Vornado Realty Trust	101,140	2,633
*	CommVault Systems Inc.	25,659	2,629
*	Summit Materials Inc. Class A	67,557	2,628
*	Freshpet Inc.	24,649	2,615
	MDU Resources Group Inc.	105,876	2,615
*	Coty Inc. Class A	227,398	2,601
	Hanover Insurance Group Inc.	20,026	2,600
*	ASGN Inc.	26,941	2,598
	Dolby Laboratories Inc. Class A	33,363	2,591
	KB Home	39,933	2,586
	White Mountains Insurance Group Ltd.	1,453	2,584
	Zurn Elkay Water Solutions Corp.	82,505	2,581
	IDACORP Inc.	27,171	2,575
	Huntsman Corp.	107,806	2,572
	Kite Realty Group Trust	117,980	2,572
*	Ollie's Bargain Outlet Holdings Inc.	35,161	2,572
*	StoneCo. Ltd. Class A	164,800	2,571
*	Apellis Pharmaceuticals Inc.	58,046	2,565
	Advance Auto Parts Inc.	35,047	2,558
	National Fuel Gas Co.	48,121	2,555
	Lazard Inc.	66,201	2,549
	Flowers Foods Inc.	102,176	2,548
	Magnolia Oil & Gas Corp. Class A	101,472	2,544
	Antero Midstream Corp.	183,499	2,540
	GATX Corp.	20,719	2,535
*	AeroVironment Inc.	15,855	2,533
*	Altair Engineering Inc. Class A	31,438	2,529
	Academy Sports & Outdoors Inc.	43,334	2,526
*	Knife River Corp.	32,263	2,523
	Balchem Corp.	17,837	2,522
77

Total World Stock Index Fund
		Shares	Market Value• ($000)
	First Financial Bankshares Inc.	85,310	2,522
	Perrigo Co. plc	77,020	2,515
	American Equity Investment Life Holding Co.	44,566	2,501
*	Five9 Inc.	43,335	2,495
	United Bankshares Inc.	76,877	2,495
	Rayonier Inc.	83,809	2,486
	American Eagle Outfitters Inc.	102,255	2,481
*	United Airlines Holdings Inc.	48,196	2,480
	Signet Jewelers Ltd.	25,253	2,476
*	Tidewater Inc.	26,921	2,473
*	Wayfair Inc. Class A	49,305	2,473
*	Appfolio Inc. Class A	10,885	2,469
	VF Corp.	197,455	2,460
	Avnet Inc.	50,195	2,453
	Assured Guaranty Ltd.	31,836	2,442
*	Stericycle Inc.	54,495	2,438
*	DoubleVerify Holdings Inc.	83,190	2,437
*	Itron Inc.	26,419	2,434
*	Asbury Automotive Group Inc.	11,561	2,431
	Valmont Industries Inc.	11,847	2,426
	Encore Wire Corp.	8,661	2,420
	FirstCash Holdings Inc.	21,360	2,413
*	Merit Medical Systems Inc.	32,482	2,407
*	CRISPR Therapeutics AG	45,425	2,407
*	Shake Shack Inc. Class A	22,710	2,404
	Kilroy Realty Corp.	69,730	2,357
	MSC Industrial Direct Co. Inc. Class A	25,798	2,354
	Iridium Communications Inc.	76,092	2,343
*	Valaris Ltd.	35,858	2,333
*	Dycom Industries Inc.	16,640	2,330
	Gap Inc.	113,503	2,329
*,1	GLOBALFOUNDRIES Inc.	47,531	2,323
*	Alkermes plc	94,566	2,321
	Janus Henderson Group plc	74,113	2,314
	Carpenter Technology Corp.	26,965	2,311
	Glacier Bancorp Inc.	63,884	2,311
*	Roivant Sciences Ltd.	211,309	2,303
	Group 1 Automotive Inc.	7,830	2,302
	Hamilton Lane Inc. Class A	20,602	2,302
	Herc Holdings Inc.	16,094	2,302
	New Jersey Resources Corp.	52,547	2,296
*	DXC Technology Co.	117,407	2,288
	Associated Banc-Corp.	108,150	2,279
	Southwest Airlines Co.	87,760	2,276
*	Capri Holdings Ltd.	64,124	2,275
	Essential Properties Realty Trust Inc.	86,232	2,271
	Chemours Co.	84,831	2,269
*	IAC Inc.	47,633	2,265
		Shares	Market Value• ($000)
*	Skyline Champion Corp.	30,196	2,264
	Brink's Co.	25,858	2,262
*	Workiva Inc.	28,438	2,241
	Hancock Whitney Corp.	49,206	2,233
	SharkNinja Inc.	34,731	2,233
	Alpha Metallurgical Resources Inc.	6,796	2,223
	Coca-Cola Consolidated Inc.	2,686	2,219
*	RH	8,948	2,211
*	Impinj Inc.	13,837	2,205
*	Silicon Laboratories Inc.	18,112	2,200
	Advanced Energy Industries Inc.	22,910	2,196
*	Spirit AeroSystems Holdings Inc. Class A	68,382	2,188
	Amkor Technology Inc.	67,190	2,174
*	Alight Inc. Class A	240,929	2,173
	Patterson-UTI Energy Inc.	200,190	2,166
*	CCC Intelligent Solutions Holdings Inc.	193,020	2,166
	ManpowerGroup Inc.	28,690	2,165
	Columbia Banking System Inc.	114,819	2,160
*	Grand Canyon Education Inc.	16,580	2,156
	Phillips Edison & Co. Inc.	65,816	2,152
	Lancaster Colony Corp.	11,268	2,150
	Boyd Gaming Corp.	40,038	2,142
*	Prestige Consumer Healthcare Inc.	29,853	2,142
	Insperity Inc.	20,758	2,137
	Terex Corp.	38,021	2,131
	Power Integrations Inc.	31,906	2,129
*	Box Inc. Class A	81,764	2,128
	California Resources Corp.	40,096	2,119
	Liberty Energy Inc.	95,925	2,110
	Silgan Holdings Inc.	45,191	2,109
	Helmerich & Payne Inc.	53,474	2,103
	EnerSys	23,155	2,094
*	Marathon Digital Holdings Inc.	130,314	2,093
	Avient Corp.	48,917	2,075
	Piper Sandler Cos.	10,582	2,072
*	Envista Holdings Corp.	105,305	2,072
*	Liberty Media Corp. - Liberty SiriusXM Class C	85,896	2,067
	Warrior Met Coal Inc.	30,017	2,052
*	GMS Inc.	22,154	2,050
*	Teradata Corp.	55,227	2,049
	Northern Oil & Gas Inc.	50,208	2,048
	Arcosa Inc.	26,857	2,042
*	CNX Resources Corp.	86,706	2,039
	Otter Tail Corp.	23,838	2,035
*	ACI Worldwide Inc.	59,651	2,034
*	Ultragenyx Pharmaceutical Inc.	47,756	2,032
		Shares	Market Value• ($000)
	Kemper Corp.	34,814	2,030
	First BanCorp (XNYS)	117,091	2,020
*	Integer Holdings Corp.	18,099	2,020
	Choice Hotels International Inc.	17,064	2,018
*	iRhythm Technologies Inc.	18,296	2,005
	Marriott Vacations Worldwide Corp.	20,838	2,003
*	Wolfspeed Inc.	74,037	2,001
	CSW Industrials Inc.	8,389	1,993
*	Madison Square Garden Sports Corp.	10,715	1,992
*	Axcelis Technologies Inc.	19,203	1,988
*	Transocean Ltd. (XNYS)	380,838	1,988
	UMB Financial Corp.	24,902	1,984
*	Synaptics Inc.	22,034	1,982
*	SolarEdge Technologies Inc.	33,632	1,973
	Kontoor Brands Inc.	31,654	1,964
	ONE Gas Inc.	30,301	1,955
*	FormFactor Inc.	43,827	1,954
*	Krystal Biotech Inc.	12,760	1,954
*	Blackbaud Inc.	25,030	1,950
*	Alarm.com Holdings Inc.	29,147	1,938
*	Simply Good Foods Co.	53,049	1,934
*	Tri Pointe Homes Inc.	52,473	1,934
*	Enstar Group Ltd.	6,652	1,932
*	CBIZ Inc.	27,127	1,931
*	Hilton Grand Vacations Inc.	46,223	1,925
	Park Hotels & Resorts Inc.	119,199	1,923
	Scorpio Tankers Inc.	27,218	1,915
*	Sanmina Corp.	31,306	1,899
*	MakeMyTrip Ltd.	28,639	1,896
*	Verra Mobility Corp.	80,099	1,889
*	Blackline Inc.	32,489	1,886
	Belden Inc.	23,180	1,884
	Sabra Health Care REIT Inc.	135,273	1,883
*	Diodes Inc.	25,782	1,882
	Hillenbrand Inc.	39,423	1,881
*	SpringWorks Therapeutics Inc.	40,189	1,876
*	Insmed Inc.	75,845	1,875
	Wendy's Co.	93,538	1,870
	Cousins Properties Inc.	81,424	1,868
	NewMarket Corp.	3,538	1,864
	ALLETE Inc.	31,389	1,859
	TriNet Group Inc.	18,447	1,852
	SL Green Realty Corp.	37,129	1,850
*	Evolent Health Inc. Class A	66,631	1,848
	Blackstone Mortgage Trust Inc. Class A	104,472	1,843
	Cactus Inc. Class A	37,124	1,843
	Valley National Bancorp	262,811	1,842
*	Goodyear Tire & Rubber Co.	153,966	1,841
	Independence Realty Trust Inc.	116,706	1,840
*	Axonics Inc.	27,509	1,831
78

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	LivaNova plc	32,773	1,827
	Kadant Inc.	6,671	1,826
*	Clarivate plc	269,171	1,820
*	Xenon Pharmaceuticals Inc.	44,411	1,805
	Four Corners Property Trust Inc.	76,862	1,802
	PNM Resources Inc.	48,622	1,802
*	Fortrea Holdings Inc.	49,227	1,801
*	Brighthouse Financial Inc.	37,186	1,794
	Select Medical Holdings Corp.	63,110	1,790
*	M/I Homes Inc.	15,343	1,783
*	HashiCorp Inc. Class A	54,916	1,783
*	Boot Barn Holdings Inc.	16,736	1,782
*	Envestnet Inc.	28,602	1,775
*	Masonite International Corp.	13,391	1,775
	Ameris Bancorp	37,337	1,773
*	Credit Acceptance Corp.	3,452	1,773
*,1	GameStop Corp. Class A	159,912	1,773
*	Azenta Inc.	33,777	1,772
*	Cavco Industries Inc.	4,859	1,770
	Apple Hospitality REIT Inc.	119,840	1,769
*	Lumentum Holdings Inc.	40,355	1,766
	PotlatchDeltic Corp.	44,064	1,763
	Moelis & Co. Class A	35,791	1,757
	Travel & Leisure Co.	40,269	1,753
*	YETI Holdings Inc.	48,879	1,746
*	Liberty Media Corp. - Liberty SiriusXM Class A	72,489	1,744
*	Q2 Holdings Inc.	33,879	1,741
	Ormat Technologies Inc. (XNYS)	27,206	1,737
	Sensient Technologies Corp.	23,722	1,737
	TPG Inc.	40,262	1,735
*	Shift4 Payments Inc. Class A	29,960	1,733
	Korn Ferry	28,520	1,732
*	Global-e Online Ltd.	51,664	1,732
*	Amicus Therapeutics Inc.	172,932	1,728
	Columbia Sportswear Co.	21,698	1,728
*	Parsons Corp.	21,957	1,724
*	Madrigal Pharmaceuticals Inc.	8,445	1,723
*	Bridgebio Pharma Inc.	67,137	1,720
	Mueller Water Products Inc. Class A	108,445	1,718
	Walker & Dunlop Inc.	18,696	1,713
	Enpro Inc.	11,401	1,712
*	Amedisys Inc.	18,553	1,708
	United Community Banks Inc.	67,482	1,703
	CareTrust REIT Inc.	68,849	1,702
	WD-40 Co.	7,527	1,702
	Spectrum Brands Holdings Inc.	20,751	1,699
	Highwoods Properties Inc.	64,711	1,695
		Shares	Market Value• ($000)
*	Gates Industrial Corp. plc	96,073	1,693
	Spire Inc.	27,277	1,685
[1]	Medical Properties Trust Inc.	365,138	1,680
*	TransMedics Group Inc.	17,800	1,676
*	Visteon Corp.	15,104	1,671
	Arch Resources Inc.	10,527	1,671
*	Cerevel Therapeutics Holdings Inc.	39,051	1,668
	Leggett & Platt Inc.	91,919	1,661
	Cogent Communications Holdings Inc.	25,828	1,658
	Macerich Co.	120,463	1,658
	Newell Brands Inc.	208,615	1,656
	Penske Automotive Group Inc.	10,828	1,656
	Crane NXT Co.	27,202	1,654
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	65,912	1,648
	ServisFirst Bancshares Inc.	27,931	1,647
	Scotts Miracle-Gro Co.	24,009	1,646
	Atlantic Union Bankshares Corp.	51,672	1,642
	MGE Energy Inc.	20,925	1,639
*	Doximity Inc. Class A	67,319	1,635
*	Iovance Biotherapeutics Inc.	138,550	1,632
	Golar LNG Ltd.	66,451	1,629
	Steven Madden Ltd.	40,211	1,625
*	JFrog Ltd.	40,698	1,623
	Northwestern Energy Group Inc.	32,154	1,622
	California Water Service Group	32,955	1,619
	CNO Financial Group Inc.	61,140	1,610
	National Storage Affiliates Trust	45,836	1,606
	Hecla Mining Co.	338,000	1,599
*	Freshworks Inc. Class A	89,330	1,595
*	TripAdvisor Inc.	60,520	1,593
	John Bean Technologies Corp.	17,810	1,587
*	Resideo Technologies Inc.	81,177	1,585
*	Axos Financial Inc.	31,111	1,575
*	RingCentral Inc. Class A	53,161	1,575
	ABM Industries Inc.	36,017	1,574
	Innovative Industrial Properties Inc.	15,156	1,567
	EPR Properties	38,561	1,565
*	Biohaven Ltd.	40,293	1,563
	Vishay Intertechnology Inc.	67,518	1,562
*	Genworth Financial Inc. Class A	262,372	1,556
	International Bancshares Corp.	27,964	1,556
	BGC Group Inc. Class A	198,110	1,551
*	Adient plc	51,904	1,550
	Innospec Inc.	12,881	1,546
*	Plexus Corp.	15,284	1,544
		Shares	Market Value• ($000)
*	Enovis Corp.	27,954	1,544
	Tanger Inc.	54,154	1,535
*	Rapid7 Inc.	33,978	1,522
*	Arrowhead Pharmaceuticals Inc.	67,263	1,521
*	10X Genomics Inc. Class A	51,828	1,518
	Rush Enterprises Inc. Class A	34,449	1,513
	Griffon Corp.	23,052	1,510
	ArcBest Corp.	13,534	1,501
	InterDigital Inc.	15,194	1,500
	TEGNA Inc.	109,728	1,497
*	Yelp Inc.	37,124	1,494
*	Marqeta Inc. Class A	269,186	1,494
*	Texas Capital Bancshares Inc.	25,980	1,491
*	Axsome Therapeutics Inc.	20,187	1,489
*	Neogen Corp.	120,298	1,483
*	Boston Beer Co. Inc. Class A	5,322	1,482
	Fulton Financial Corp.	89,413	1,480
*	Kratos Defense & Security Solutions Inc.	83,005	1,479
	Nomad Foods Ltd.	81,833	1,478
	Kohl's Corp.	61,401	1,470
	WSFS Financial Corp.	34,375	1,469
	Broadstone Net Lease Inc.	100,742	1,467
	Avista Corp.	40,666	1,463
	DigitalBridge Group Inc.	89,016	1,463
	Artisan Partners Asset Management Inc. Class A	35,727	1,462
	Kulicke & Soffa Industries Inc.	31,492	1,457
*	Grocery Outlet Holding Corp.	56,082	1,456
*	Kosmos Energy Ltd.	254,343	1,442
*	Urban Outfitters Inc.	36,983	1,441
*	Constellium SE	73,167	1,441
	Granite Construction Inc.	25,944	1,440
	Archrock Inc.	74,984	1,439
	Carter's Inc.	20,846	1,426
	Hub Group Inc. Class A	35,462	1,426
	CONSOL Energy Inc.	17,217	1,425
	Peabody Energy Corp.	64,844	1,423
	Quaker Chemical Corp.	7,623	1,422
	Dun & Bradstreet Holdings Inc.	155,694	1,417
*	Remitly Global Inc.	79,263	1,413
	ESCO Technologies Inc.	13,921	1,412
*	Penn Entertainment Inc.	85,250	1,410
	McGrath RentCorp.	13,206	1,409
*	Progyny Inc.	43,864	1,406
	COPT Defense Properties	58,596	1,405
	First Hawaiian Inc.	66,634	1,405
*	Allegro MicroSystems Inc.	47,203	1,401
	American States Water Co.	19,747	1,399
	Avangrid Inc.	38,308	1,399
79

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Semtech Corp.	37,156	1,398
	BOK Financial Corp.	15,734	1,396
	Strategic Education Inc.	12,125	1,392
*	American Airlines Group Inc.	102,968	1,391
	LCI Industries	13,367	1,390
	Pegasystems Inc.	23,355	1,388
	Primoris Services Corp.	29,748	1,386
*	AAR Corp.	19,983	1,382
	Concentrix Corp.	25,286	1,382
	Premier Inc. Class A	66,142	1,381
	First Financial Bancorp	62,079	1,373
*	Sprout Social Inc. Class A	27,196	1,372
*	frontdoor Inc.	44,231	1,357
*	IPG Photonics Corp.	16,159	1,357
*	Seadrill Ltd.	27,976	1,357
	SITE Centers Corp.	100,467	1,355
	National Health Investors Inc.	21,383	1,348
	Red Rock Resorts Inc. Class A	25,354	1,347
*	PagSeguro Digital Ltd. Class A	108,222	1,347
*	Brinker International Inc.	24,898	1,335
*	NMI Holdings Inc. Class A	43,198	1,333
	Materion Corp.	11,578	1,331
*	Cargurus Inc.	59,220	1,330
	Cathay General Bancorp	38,607	1,330
*	Dorman Products Inc.	14,960	1,308
	Sunstone Hotel Investors Inc.	128,281	1,308
	Albany International Corp. Class A	16,360	1,305
	EVERTEC Inc.	34,686	1,302
*	AMN Healthcare Services Inc.	21,671	1,300
	LXP Industrial Trust	154,925	1,294
	Bloomin' Brands Inc.	50,152	1,293
*	Tandem Diabetes Care Inc.	35,177	1,291
	News Corp. Class B	52,508	1,289
	Tennant Co.	11,014	1,283
*	Ziff Davis Inc.	25,566	1,281
*	O-I Glass Inc.	85,585	1,280
*	PTC Therapeutics Inc.	39,784	1,279
*	CorVel Corp.	5,331	1,273
	Outfront Media Inc.	80,042	1,269
*	Howard Hughes Holdings Inc.	19,469	1,269
	Graham Holdings Co. Class B	1,808	1,268
	Trinity Industries Inc.	48,636	1,266
*	Oceaneering International Inc.	55,072	1,262
*	Topgolf Callaway Brands Corp.	78,687	1,261
[1]	Arbor Realty Trust Inc.	98,221	1,260
*	Verint Systems Inc.	41,551	1,258
	Sylvamo Corp.	20,049	1,253
	UniFirst Corp.	7,777	1,245
	Cal-Maine Foods Inc.	22,468	1,243
		Shares	Market Value• ($000)
	Chesapeake Utilities Corp.	11,732	1,242
*	Sunrun Inc.	120,571	1,241
*	Helen of Troy Ltd.	13,390	1,241
*	RXO Inc.	65,527	1,239
*	Bloom Energy Corp. Class A	110,933	1,235
	First Interstate BancSystem Inc. Class A	46,225	1,234
	Urban Edge Properties	73,703	1,233
*	Masterbrand Inc.	73,725	1,229
	Minerals Technologies Inc.	16,804	1,225
*	U-Haul Holding Co. (XNYS)	19,357	1,224
*	OSI Systems Inc.	9,315	1,224
*	Braze Inc. Class A	29,132	1,221
	Bank of Hawaii Corp.	21,459	1,217
*	STAAR Surgical Co.	26,477	1,217
*	LiveRamp Holdings Inc.	37,843	1,215
	Werner Enterprises Inc.	35,263	1,206
*	QuidelOrtho Corp.	29,702	1,204
	CONMED Corp.	17,690	1,203
	Cable One Inc.	3,050	1,201
*	Equity Commonwealth	64,177	1,201
*	Flywire Corp.	58,606	1,201
	AZZ Inc.	16,743	1,199
*	DigitalOcean Holdings Inc.	36,456	1,198
	Inter Parfums Inc.	10,281	1,197
	Community Bank System Inc.	27,674	1,196
	Edgewell Personal Care Co.	31,788	1,196
	Independent Bank Corp. (XNGS)	23,744	1,193
	Eastern Bankshares Inc.	94,974	1,193
	Vestis Corp.	64,529	1,189
	Century Communities Inc.	14,974	1,188
	First Commonwealth Financial Corp.	90,047	1,188
	Douglas Emmett Inc.	86,613	1,187
	Nordstrom Inc.	62,456	1,187
*	LGI Homes Inc.	13,177	1,185
	Patterson Cos. Inc.	46,403	1,182
	CVB Financial Corp.	72,255	1,181
*	Riot Platforms Inc.	116,775	1,181
	Energizer Holdings Inc.	41,068	1,179
*	Sonos Inc.	69,737	1,179
	Patrick Industries Inc.	11,270	1,178
	International Game Technology plc	59,480	1,174
*	nCino Inc.	40,221	1,173
*	Teladoc Health Inc.	91,784	1,170
	Pacific Premier Bancorp Inc.	54,292	1,167
	Standex International Corp.	6,750	1,167
*	Adtalem Global Education Inc.	23,481	1,165
	Enerpac Tool Group Corp.	32,660	1,164
*	Squarespace Inc. Class A	33,351	1,163
		Shares	Market Value• ($000)
	Progress Software Corp.	23,218	1,157
	Papa John's International Inc.	18,718	1,155
	Simmons First National Corp. Class A	67,434	1,152
*	Surgery Partners Inc.	46,048	1,149
*	Privia Health Group Inc.	62,371	1,148
*	Gibraltar Industries Inc.	16,042	1,146
*	TG Therapeutics Inc.	83,843	1,145
	Seacoast Banking Corp. of Florida	49,520	1,142
	PennyMac Financial Services Inc.	13,324	1,141
*	ACADIA Pharmaceuticals Inc.	68,178	1,139
*	Guardant Health Inc.	62,922	1,133
*	Vista Outdoor Inc.	32,265	1,132
*	Dave & Buster's Entertainment Inc.	21,134	1,129
*	Integra LifeSciences Holdings Corp.	38,531	1,124
*	Denali Therapeutics Inc.	72,540	1,120
	Kennametal Inc.	47,559	1,119
	St. Joe Co.	19,549	1,118
*	Certara Inc.	65,219	1,116
	BankUnited Inc.	41,724	1,115
	PriceSmart Inc.	13,822	1,114
	WaFd Inc.	40,974	1,110
*	Inari Medical Inc.	29,732	1,110
	J & J Snack Foods Corp.	8,070	1,108
	HNI Corp.	26,375	1,106
*	Agios Pharmaceuticals Inc.	33,945	1,103
*	Rogers Corp.	9,252	1,102
*	Cinemark Holdings Inc.	64,058	1,098
	New York Community Bancorp Inc.	414,415	1,098
*	Corcept Therapeutics Inc.	46,527	1,085
	Lennar Corp. Class B	7,706	1,082
	Avis Budget Group Inc.	11,266	1,075
*	NeoGenomics Inc.	76,938	1,071
*	ICU Medical Inc.	10,922	1,069
*	ViaSat Inc.	67,008	1,066
	Tronox Holdings plc	62,756	1,066
*	Owens & Minor Inc.	42,932	1,062
*	GEO Group Inc.	71,428	1,061
*	Palomar Holdings Inc.	13,482	1,061
*,1	Lucid Group Inc.	415,804	1,060
*	Alaska Air Group Inc.	24,547	1,056
*	United Parks & Resorts Inc.	20,717	1,053
*	Hayward Holdings Inc.	77,538	1,053
	BancFirst Corp.	11,786	1,051
*	Central Garden & Pet Co. Class A	29,630	1,050
*	Nuvalent Inc. Class A	15,216	1,048
	Star Bulk Carriers Corp.	43,035	1,047
*	Intellia Therapeutics Inc.	48,798	1,044
*	R1 RCM Inc.	84,956	1,044
*	Myriad Genetics Inc.	52,975	1,037
80

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Virtu Financial Inc. Class A	47,708	1,035
*	TreeHouse Foods Inc.	27,431	1,030
*	Array Technologies Inc.	83,508	1,030
	MillerKnoll Inc.	40,252	1,024
*	QuantumScape Corp.	188,659	1,023
*	Ingevity Corp.	19,988	1,022
*	Under Armour Inc. Class C	155,939	1,017
*,1	C3.ai Inc. Class A	45,160	1,017
*	Ambarella Inc.	21,963	1,010
	DiamondRock Hospitality Co.	112,212	999
	Laureate Education Inc.	68,662	996
*	PagerDuty Inc.	49,922	996
	Acushnet Holdings Corp.	16,284	993
*	Twist Bioscience Corp.	31,800	993
*	Zillow Group Inc. Class A	23,645	993
	First Merchants Corp.	29,661	991
	Bread Financial Holdings Inc.	26,822	990
	Phinia Inc.	25,363	989
	Park National Corp.	7,480	985
	Heartland Financial USA Inc.	23,359	984
*,1	Tilray Brands Inc.	397,172	981
	Cheesecake Factory Inc.	28,386	980
	ADT Inc.	150,777	980
*	Coeur Mining Inc.	216,038	976
	Winnebago Industries Inc.	15,851	976
*	Gentherm Inc.	19,104	966
*	Huron Consulting Group Inc.	10,335	964
*	Atlanta Braves Holdings Inc. Class C	25,739	963
*	JELD-WEN Holding Inc.	46,686	957
	Virtus Investment Partners Inc.	4,348	954
*	Legalzoom.com Inc.	79,666	952
*	Amphastar Pharmaceuticals Inc.	23,009	949
	RLJ Lodging Trust	86,206	948
*	Beam Therapeutics Inc.	44,660	948
	Barnes Group Inc.	27,216	945
	Stepan Co.	11,384	945
	Delek US Holdings Inc.	34,551	944
	Foot Locker Inc.	45,244	943
*	DNOW Inc.	66,829	943
*	OPENLANE Inc.	54,712	940
	Trustmark Corp.	31,772	940
	New Fortress Energy Inc.	35,778	937
	Towne Bank	36,142	935
*	Viavi Solutions Inc.	118,378	935
	Pebblebrook Hotel Trust	64,134	932
	SJW Group	17,125	932
*	ODP Corp.	18,312	932
	Upbound Group Inc.	30,007	931
*	Triumph Financial Inc.	13,229	931
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	96,351	928
	Cohen & Steers Inc.	13,454	925
*	Cushman & Wakefield plc	95,865	925
*	NCR Voyix Corp.	75,357	923
	Clearway Energy Inc. Class C	39,420	922
	Bank of NT Butterfield & Son Ltd.	27,051	920
	Six Flags Entertainment Corp.	38,712	913
	Worthington Enterprises Inc.	15,924	910
*,1	Upstart Holdings Inc.	40,967	907
*	Madison Square Garden Entertainment Corp.	23,110	905
*	Liberty Media Corp. - Liberty Live Class C	24,183	903
*	CoreCivic Inc.	60,562	902
	Dillard's Inc. Class A	2,055	900
	Xenia Hotels & Resorts Inc.	64,863	900
*	MP Materials Corp.	55,986	896
*	Fox Factory Holding Corp.	22,961	894
*	MaxLinear Inc.	42,962	893
*	Hanesbrands Inc.	195,019	889
*	American Woodmark Corp.	9,636	887
*	agilon health Inc.	160,994	885
*	Calix Inc.	31,745	880
*	Arvinas Inc.	27,655	879
	Vector Group Ltd.	84,052	870
*	Immunovant Inc.	31,659	869
*	Perficient Inc.	18,346	867
*	Pilgrim's Pride Corp.	23,919	862
	NBT Bancorp Inc.	24,602	861
	PROG Holdings Inc.	25,911	861
	Horace Mann Educators Corp.	23,238	857
	CSG Systems International Inc.	18,080	854
*	Sitime Corp.	9,567	853
*	Leonardo DRS Inc.	39,542	851
	Dana Inc.	68,318	849
	Greenbrier Cos. Inc.	17,081	844
	WK Kellogg Co.	36,111	843
	JBG SMITH Properties	56,021	841
	Oxford Industries Inc.	7,794	840
	Chimera Investment Corp.	203,653	839
*	Fastly Inc. Class A	66,356	839
	Telephone and Data Systems Inc.	53,248	833
	John Wiley & Sons Inc. Class A	22,173	833
*	Knowles Corp.	52,304	828
	Xerox Holdings Corp.	62,127	826
*	Kymera Therapeutics Inc.	24,582	826
	Renasant Corp.	28,383	825
*	Cimpress plc	9,615	820
*	Upwork Inc.	69,965	819
*	Appian Corp. Class A	21,838	818
		Shares	Market Value• ($000)
	Mercury General Corp.	15,539	812
	H&E Equipment Services Inc.	16,789	811
	Banner Corp.	18,562	810
	PennyMac Mortgage Investment Trust	58,260	807
	Uniti Group Inc.	140,265	807
*	Sotera Health Co.	72,019	807
*	PROS Holdings Inc.	24,621	806
	Helios Technologies Inc.	17,768	801
*	Mercury Systems Inc.	28,308	798
*	National Vision Holdings Inc.	45,747	797
	WesBanco Inc.	29,512	797
	SFL Corp. Ltd.	59,677	795
*	Shoals Technologies Group Inc. Class A	94,052	795
	World Kinect Corp.	33,704	792
	Greif Inc. Class A	12,895	790
*	NetScout Systems Inc.	40,951	789
*	TTM Technologies Inc.	52,762	788
	Reynolds Consumer Products Inc.	27,487	787
*	Veracyte Inc.	40,067	784
*	Extreme Networks Inc.	69,861	782
	Clear Secure Inc. Class A	44,542	778
	Acadia Realty Trust	44,815	774
*	Everbridge Inc.	22,251	773
*,1	Ginkgo Bioworks Holdings Inc.	866,156	772
	Navient Corp.	51,355	771
	City Holding Co.	7,602	768
	Retail Opportunity Investments Corp.	62,589	768
*,1	IonQ Inc.	89,357	764
*	Supernus Pharmaceuticals Inc.	25,267	761
*	Jamf Holding Corp.	39,083	761
*	Green Brick Partners Inc.	14,039	760
	Nelnet Inc. Class A	8,072	760
	Kaiser Aluminum Corp.	8,370	757
*	Victoria's Secret & Co.	42,903	756
*	Cannae Holdings Inc.	38,628	751
*	Schrodinger Inc.	30,607	746
*	Informatica Inc. Class A	24,050	745
*	Coursera Inc.	72,838	744
	CTS Corp.	16,235	743
	Universal Corp.	14,409	741
*	Rocket Pharmaceuticals Inc.	34,227	737
*	Dlocal Ltd.	51,770	736
	Global Net Lease Inc.	105,586	734
*	Inmode Ltd.	42,661	733
	Hilltop Holdings Inc.	24,955	730
	Veris Residential Inc.	50,610	729
	ARMOUR Residential REIT Inc.	40,054	728
	Northwest Natural Holding Co.	19,007	725
	Lindsay Corp.	6,230	724
81

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Apogee Enterprises Inc.	11,679	722
*	Apartment Investment and Management Co. Class A	90,237	722
	La-Z-Boy Inc.	21,962	721
	Newmark Group Inc. Class A	74,316	711
*	Akero Therapeutics Inc.	35,596	708
	Buckle Inc.	18,855	705
	Independent Bank Group Inc.	18,855	702
*	Pacira BioSciences Inc.	26,715	701
	Jack in the Box Inc.	12,176	695
*	Sally Beauty Holdings Inc.	63,979	694
	Employers Holdings Inc.	16,198	690
*	Novocure Ltd.	56,379	690
	Stock Yards Bancorp Inc.	15,398	686
	Orion SA	28,976	686
*,1	Plug Power Inc.	296,270	684
*	NCR Atleos Corp.	34,165	681
	Cracker Barrel Old Country Store Inc.	11,668	679
*	Liberty Media Corp. - Liberty Formula One Class A	10,897	679
	Northwest Bancshares Inc.	62,829	666
*	Asana Inc. Class A	44,728	665
*	Phreesia Inc.	31,922	662
*	Lumen Technologies Inc.	554,880	660
	Live Oak Bancshares Inc.	20,379	659
	Steelcase Inc. Class A	54,228	652
	Atlantica Sustainable Infrastructure plc	33,338	652
	Ladder Capital Corp.	60,561	650
	MGP Ingredients Inc.	8,268	649
	WisdomTree Inc.	72,856	648
*	Magnite Inc.	72,914	644
*	Omnicell Inc.	23,913	641
	Two Harbors Investment Corp.	50,507	638
	Elme Communities	41,667	632
*	Xencor Inc.	29,920	627
*	G-III Apparel Group Ltd.	22,021	620
	Schneider National Inc. Class B	29,984	620
	Kennedy-Wilson Holdings Inc.	71,907	618
*	AtriCure Inc.	25,570	617
	Benchmark Electronics Inc.	20,340	614
*	Matterport Inc.	133,297	613
*	Paycor HCM Inc.	35,214	612
*	Fluence Energy Inc.	34,280	612
*	Sphere Entertainment Co.	15,722	611
	S&T Bancorp Inc.	20,199	609
	Empire State Realty Trust Inc. Class A	66,796	608
*	National Beverage Corp.	13,663	608
		Shares	Market Value• ($000)
*	Ligand Pharmaceuticals Inc.	8,681	607
*	Opendoor Technologies Inc.	304,396	606
	LTC Properties Inc.	18,224	603
*,1	Freedom Holding Corp.	8,766	596
*	Aurora Innovation Inc.	214,711	596
	Provident Financial Services Inc.	40,462	594
	Getty Realty Corp.	21,889	593
	Hawaiian Electric Industries Inc.	60,018	591
*	Recursion Pharmaceuticals Inc. Class A	75,465	590
*,1	ZIM Integrated Shipping Services Ltd.	44,502	590
*	Bumble Inc. Class A	58,280	589
*	Lions Gate Entertainment Corp. Class B	62,313	588
	TriMas Corp.	22,469	584
	Hope Bancorp Inc.	58,146	583
*	Peloton Interactive Inc. Class A	187,206	582
*	SiriusPoint Ltd.	49,132	579
*	Innoviva Inc.	38,167	577
*	Harmony Biosciences Holdings Inc.	18,578	574
	Deluxe Corp.	28,989	573
	Westamerica BanCorp	12,320	573
	Alexander & Baldwin Inc.	34,669	571
*	Ironwood Pharmaceuticals Inc.	73,711	571
*	Rocket Lab USA Inc.	149,992	564
	Krispy Kreme Inc.	44,341	561
	Astec Industries Inc.	13,262	554
	CNA Financial Corp.	12,477	548
	Adeia Inc.	55,584	547
*	Under Armour Inc. Class A	81,107	546
	Scholastic Corp.	15,298	545
	Safehold Inc.	29,718	542
*	PRA Group Inc.	22,729	541
*	Sabre Corp.	188,085	540
	Fresh Del Monte Produce Inc.	20,959	536
	CVR Energy Inc.	17,535	533
	Clearway Energy Inc. Class A	24,569	533
	Shutterstock Inc.	12,488	533
*	ScanSource Inc.	12,784	532
	Service Properties Trust	86,692	531
*	Liberty Global Ltd. Class A	33,426	531
	Safety Insurance Group Inc.	6,602	525
*,1	Cassava Sciences Inc.	23,658	524
	Comstock Resources Inc.	51,950	523
*	AdaptHealth Corp.	51,584	508
*	PowerSchool Holdings Inc. Class A	29,332	508
		Shares	Market Value• ($000)
	Weis Markets Inc.	8,005	505
*	Liberty Media Corp. - Liberty Live Class A	14,069	505
	Mativ Holdings Inc.	27,549	503
*	N-Able Inc.	40,920	502
*	Trupanion Inc.	22,238	500
*,1	Joby Aviation Inc.	98,916	500
	MFA Financial Inc. REIT	47,099	499
*	Beyond Inc.	24,662	496
	Matthews International Corp. Class A	18,223	492
*	Encore Capital Group Inc.	11,915	490
	Worthington Steel Inc.	15,924	490
	American Assets Trust Inc.	22,751	486
*,1	Enovix Corp.	77,494	485
*	Herbalife Ltd.	55,447	480
*	Maravai LifeSciences Holdings Inc. Class A	58,501	480
*	Lemonade Inc.	27,733	478
*	Century Aluminum Co.	27,189	472
	1st Source Corp.	9,494	471
*	Proto Labs Inc.	15,451	471
*	Prothena Corp. plc	23,174	471
	Sturm Ruger & Co. Inc.	10,139	469
	Centerspace	6,961	468
*	American Axle & Manufacturing Holdings Inc.	63,676	467
*	Sana Biotechnology Inc.	51,853	467
*,1	Sigma Lithium Corp.	32,429	466
*	Kornit Digital Ltd.	29,962	462
	Guess? Inc.	17,200	461
	Monro Inc.	16,837	459
	Brightsphere Investment Group Inc.	20,577	458
	Core Laboratories Inc.	28,855	456
*	Driven Brands Holdings Inc.	31,744	455
	Sandy Spring Bancorp Inc.	22,079	452
	Brightspire Capital Inc.	71,625	451
	Piedmont Office Realty Trust Inc. Class A	64,527	445
*	IMAX Corp.	27,661	443
	Berkshire Hills Bancorp Inc.	20,730	442
*	Leslie's Inc.	112,466	442
*	MoonLake Immunotherapeutics	10,795	442
*	AMC Entertainment Holdings Inc. Class A	150,809	442
*	E2open Parent Holdings Inc.	90,458	439
*	BioCryst Pharmaceuticals Inc.	105,582	436
	Paramount Group Inc.	93,677	435
[1]	Sirius XM Holdings Inc.	147,172	433
82

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Arcus Biosciences Inc.	28,112	428
*	Liberty Broadband Corp. Class A	8,298	416
	Sempra Energy	5,597	416
*	Vicor Corp.	12,760	413
*	Avanos Medical Inc.	22,265	403
	Brandywine Realty Trust	87,996	400
	Matson Inc.	3,700	399
*	Aurinia Pharmaceuticals Inc.	77,558	395
*	TechTarget Inc.	14,031	386
*	Sage Therapeutics Inc.	27,533	384
	eXp World Holdings Inc.	38,327	382
*	Stratasys Ltd.	39,056	380
*	Vir Biotechnology Inc.	44,740	379
*,1	Fiverr International Ltd.	18,434	378
*	Figs Inc. Class A	73,788	377
*	Ameresco Inc. Class A	17,829	373
*	Lions Gate Entertainment Corp. Class A	36,635	370
	F&G Annuities & Life Inc.	9,738	368
*	Pediatrix Medical Group Inc.	41,186	365
*	Air Transport Services Group Inc.	28,409	364
	Brookline Bancorp Inc.	43,535	361
	Marcus & Millichap Inc.	11,387	361
*	REGENXBIO Inc.	23,324	358
*	Liberty Latin America Ltd. Class C	47,071	355
*	Liberty Latin America Ltd. Class A	46,654	352
*	LifeStance Health Group Inc.	57,025	352
*	Zentalis Pharmaceuticals Inc.	30,940	342
*	Hertz Global Holdings Inc.	73,316	334
*	Chegg Inc.	64,356	333
*,1	ChargePoint Holdings Inc.	249,737	332
	Embecta Corp.	32,424	328
	Republic Bancorp Inc. Class A	6,430	326
*	Hain Celestial Group Inc.	52,717	324
*	Relay Therapeutics Inc.	49,685	324
	Nu Skin Enterprises Inc. Class A	27,398	322
	Capitol Federal Financial Inc.	66,793	319
	TFS Financial Corp.	26,397	317
	Shenandoah Telecommunications Co.	24,144	310
*	Varex Imaging Corp.	18,948	308
	Ardagh Metal Packaging SA	76,458	302
	Forward Air Corp.	13,626	300
	Redwood Trust Inc.	53,093	294
		Shares	Market Value• ($000)
	SolarWinds Corp.	26,159	288
*	Anywhere Real Estate Inc.	59,030	287
*	Mister Car Wash Inc.	41,799	280
*	United Natural Foods Inc.	31,101	278
	Gray Television Inc.	47,450	273
*,1	OPKO Health Inc.	220,125	269
*	Columbia Financial Inc.	16,116	268
*	Sunnova Energy International Inc.	59,347	250
	Alexander's Inc.	1,178	249
*	Alignment Healthcare Inc.	48,333	249
*	Open Lending Corp. Class A	47,490	242
	Heartland Express Inc.	24,180	240
*	Pacific Biosciences of California Inc.	143,942	238
	Ubiquiti Inc.	2,181	235
*	3D Systems Corp.	69,731	234
*	USANA Health Sciences Inc.	5,489	228
*,1	Luminar Technologies Inc.	153,284	225
	Ormat Technologies Inc.	3,442	218
*	Fulgent Genetics Inc.	10,541	215
	Methode Electronics Inc.	17,484	213
*	JetBlue Airways Corp.	36,310	206
	Compass Minerals International Inc.	16,311	203
*	Cerence Inc.	21,241	194
	Saul Centers Inc.	5,132	187
	NET Lease Office Properties	7,984	183
	Gen Digital Inc.	8,363	168
*	Taro Pharmaceutical Industries Ltd.	3,800	161
*	Atlanta Braves Holdings Inc. Class A	3,936	159
*	Virgin Galactic Holdings Inc.	179,487	156
*	Multiplan Corp.	219,116	142
*	iRobot Corp.	15,203	130
*	Thoughtworks Holding Inc.	53,094	123
*	Olaplex Holdings Inc.	79,962	111
*,1	CureVac NV	37,664	95
	Allegiant Travel Co.	1,626	89
*	SunPower Corp.	42,263	87
	TTEC Holdings Inc.	9,745	71
	Spirit Airlines Inc.	15,045	53
*	Amylyx Pharmaceuticals Inc.	26,269	48
*	Mural Oncology plc	8,870	33
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $320)	30,534	23
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			28,192,631
Total Common Stocks (Cost $32,659,238)			45,558,579
		Shares	Market Value• ($000)
Preferred Stocks (0.3%)
	Petroleo Brasileiro SA Preference Shares	2,788,892	22,569
	Samsung Electronics Co. Ltd. Preference Shares	480,951	22,456
	Volkswagen AG Preference Shares	116,878	14,318
	Itau Unibanco Holding SA Preference Shares	2,167,283	13,089
	Henkel AG & Co. KGaA Preference Shares	107,875	8,570
	Itausa SA Preference Shares	3,098,186	5,704
	Banco Bradesco SA Preference Shares	2,056,654	5,545
[1]	Sartorius AG Preference Shares	15,063	4,503
	Hyundai Motor Co. Preference Shares (XKRX)	33,489	3,827
	Bayerische Motoren Werke AG Preference Shares	33,723	3,465
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	65,774	3,004
	Gerdau SA Preference Shares	529,314	1,861
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,813
	FUCHS SE Preference Shares	33,354	1,558
	Companhia Paranaense de Energia Preference Shares Class B	757,000	1,325
	Centrais Eletricas Brasileiras SA Preference Shares Class B	160,615	1,286
	LG Chem Ltd. Preference Shares	5,241	1,006
*	Grifols SA Preference Shares Class B (XMAD)	136,201	869
*	Telecom Italia SpA Preference Shares	3,390,499	835
	Hyundai Motor Co. Preference Shares	6,607	752
	Sixt SE Preference Shares	9,946	688
	Metalurgica Gerdau SA Preference Shares	319,700	651
	Samsung SDI Co. Ltd. Preference Shares	3,718	650
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	119,349	574
	Embotelladora Andina SA Preference Shares Class B	200,900	568
	Bradespar SA Preference Shares	136,359	523
	Marcopolo SA Preference Shares	376,571	478
83

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	407
*	Braskem SA Preference Shares Class A	96,180	394
	Raizen SA Preference Shares	614,403	362
	LG Electronics Inc. Preference Shares	11,659	361
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	360
	Banco Pan SA Preference Shares	204,700	360
	LG H&H Co. Ltd. Preference Shares	2,662	359
	Danieli & C Officine Meccaniche SpA Preference Shares	13,477	346
	Amorepacific Corp. (XKRX) Preference Shares	10,116	340
	Daishin Securities Co. Ltd. Preference Shares	31,405	338
	Cia de Saneamento do Parana Preference Shares	328,900	326
*	Azul SA Preference Shares	164,136	308
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	281
	Unipar Carbocloro SA Preference Shares Class B	27,309	278
*	Alpargatas SA Preference Shares	146,361	267
	Randon SAImplementos E Participacoes Preference Shares	124,764	257
	Banco ABC Brasil SA Preference Shares	46,900	209
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	160
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	54,755	144
	Bancolombia SA Preference Shares	14,574	119
		Shares	Market Value• ($000)
	Hanwha Corp. Preference Shares	10,942	117
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	107
	Corem Property Group AB Preference Shares	4,687	99
	Taurus Armas SA Preference Shares	29,900	71
*	Gol Linhas Aereas Inteligentes SA Preference Shares	267,328	68
	CJ CheilJedang Corp. Preference Shares	91	10
	Iguatemi SA Preference Shares	292	1
*,3	Mechel PJSC Preference Shares	45,248	—
[3]	Rosseti Lenenergo PJSC Preference Shares	65,770	—
[3]	Transneft PJSC Preference Shares	66,500	—
[3]	Tatneft PJSC Preference Shares	206,884	—
[3]	Bashneft PJSC Preference Shares	5,732	—
[3]	Surgutneftegas PJSC Preference Shares	3,000,000	—
Total Preferred Stocks (Cost $134,659)			128,936
Rights (0.0%)
*,1,3	AHL Strom-Munksjo OYJ	4,033	77
*	IIFL Finance Ltd. Exp. 5/14/24	18,163	21
*	Smartfren Telecom Tbk PT Exp. 5/6/24	38,837,111	2
*	Drake & Scull International PJSC Exp. 5/10/24	257,405	—
Total Rights (Cost $63)			100
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	12,600	12
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	3
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	2
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	97,620	—
*	Velesto Energy Bhd. Exp. 10/18/24	467,368	—
		Shares	Market Value• ($000)
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
*	BTS Group Holdings PCL (XBKK) Exp.11/7/24	22,200	—
*	JMT Network Services PCL Exp. 12/7/24	14,435	—
*	Tfg W4 Exp. 4/29/25	64,970	—
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	5,203	—
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	5,250	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			17
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.394% (Cost $524,830)	5,249,578	524,905
Total Investments (100.3%) (Cost $33,318,790)			46,212,537
Other Assets and Liabilities—Net (-0.3%)			(154,086)
Net Assets (100%)			46,058,451
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,473,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $441,915,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $23,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $251,699,000 was received for securities on loan, of which $249,362,000 is held in Vanguard Market Liquidity Fund and $2,337,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
84

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	260	25,813	(1,191)
E-mini S&P 500 Index	June 2024	817	206,987	(5,215)
MSCI EAFE Index	June 2024	801	90,813	(2,360)
MSCI Emerging Markets Index	June 2024	942	49,078	(142)
S&P TSX 60 Index	June 2024	46	8,725	(111)
				(9,019)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	CAD	5,076	USD	3,771	—	(81)
JPMorgan Chase Bank, N.A.	6/20/24	INR	1,251,216	USD	15,062	—	(102)
Morgan Stanley Capital Services Inc.	6/20/24	INR	1,251,216	USD	15,048	—	(88)
State Street Bank & Trust Co.	6/20/24	USD	2,965	AUD	4,470	65	—
Citibank, N.A.	6/20/24	USD	3,388	BRL	17,025	126	—
State Street Bank & Trust Co.	6/20/24	USD	14,032	CHF	12,172	714	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	3,615	DKK	24,524	96	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	12,259	EUR	11,167	316	—
UBS AG	6/20/24	USD	3,922	GBP	3,070	85	—
State Street Bank & Trust Co.	6/20/24	USD	3,371	HKD	26,298	4	—
BNP Paribas	6/20/24	USD	19,671	JPY	2,940,170	883	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	3,591	JPY	536,761	161	—
State Street Bank & Trust Co.	6/20/24	USD	3,537	JPY	528,750	158	—
UBS AG	6/20/24	USD	3,146	JPY	458,182	219	—
State Street Bank & Trust Co.	6/20/24	USD	7,065	KRW	9,229,921	389	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	2,763	TWD	86,328	116	—
						3,332	(271)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,112,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
85

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $32,793,960)	45,687,632
Affiliated Issuers (Cost $524,830)	524,905
Total Investments in Securities	46,212,537
Investment in Vanguard	1,412
Cash	2,337
Cash Collateral Pledged—Futures Contracts	18,347
Cash Collateral Pledged—Forward Currency Contracts	20
Foreign Currency, at Value (Cost $92,365)	90,820
Receivables for Investment Securities Sold	58,263
Receivables for Accrued Income	99,695
Receivables for Capital Shares Issued	5,545
Unrealized Appreciation—Forward Currency Contracts	3,332
Total Assets	46,492,308
Liabilities
Due to Custodian	55,652
Payables for Investment Securities Purchased	2,775
Collateral for Securities on Loan	251,699
Payables for Capital Shares Redeemed	69,125
Payables to Vanguard	1,895
Variation Margin Payable—Futures Contracts	6,669
Unrealized Depreciation—Forward Currency Contracts	271
Deferred Foreign Capital Gains Taxes	45,771
Total Liabilities	433,857
Net Assets	46,058,451
1 Includes $228,473,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	34,582,304
Total Distributable Earnings (Loss)	11,476,147
Net Assets	46,058,451

ETF Shares—Net Assets
Applicable to 326,024,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,719,582
Net Asset Value Per Share—ETF Shares	$106.49

Admiral Shares—Net Assets
Applicable to 179,102,119 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,757,011
Net Asset Value Per Share—Admiral Shares	$37.73

Institutional Shares—Net Assets
Applicable to 21,067,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,581,858
Net Asset Value Per Share—Institutional Shares	$217.49
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	422,855
Interest[2]	8,098
Securities Lending—Net	3,605
Total Income	434,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,382
Management and Administrative— ETF Shares	8,820
Management and Administrative— Admiral Shares	2,666
Management and Administrative— Institutional Shares	1,505
Marketing and Distribution— ETF Shares	553
Marketing and Distribution— Admiral Shares	173
Marketing and Distribution— Institutional Shares	87
Custodian Fees	894
Shareholders’ Reports—ETF Shares	216
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	16
Other Expenses	37
Total Expenses	16,386
Expenses Paid Indirectly	(45)
Net Expenses	16,341
Net Investment Income	418,217
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(61,780)
Futures Contracts	35,891
Forward Currency Contracts	(120)
Foreign Currencies	(1,017)
Realized Net Gain (Loss)	(27,026)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	6,759,303
Futures Contracts	11,717
Forward Currency Contracts	1,394
Foreign Currencies	(1,399)
Change in Unrealized Appreciation (Depreciation)	6,771,015
Net Increase (Decrease) in Net Assets Resulting from Operations	7,162,206
1	Dividends are net of foreign withholding taxes of $23,700,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,534,000, ($29,000), $2,000, and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes ($24,000) of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $23,452,000.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	418,217	781,096
Realized Net Gain (Loss)	(27,026)	(315,856)
Change in Unrealized Appreciation (Depreciation)	6,771,015	2,736,494
Net Increase (Decrease) in Net Assets Resulting from Operations	7,162,206	3,201,734
Distributions
ETF Shares	(384,170)	(574,881)
Admiral Shares	(74,134)	(113,352)
Institutional Shares	(53,798)	(88,703)
Total Distributions	(512,102)	(776,936)
Capital Share Transactions
ETF Shares	2,373,559	3,152,670
Admiral Shares	344,639	447,436
Institutional Shares	(96,132)	(478,640)
Net Increase (Decrease) from Capital Share Transactions	2,622,066	3,121,466
Total Increase (Decrease)	9,272,170	5,546,264
Net Assets
Beginning of Period	36,786,281	31,240,017
End of Period	46,058,451	36,786,281

See accompanying Notes, which are an integral part of the Financial Statements.
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Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.39	$83.80	$106.94	$78.87	$76.83	$69.96
Investment Operations
Net Investment Income[1]	.994	1.998	2.010	1.838	1.556	1.801
Net Realized and Unrealized Gain (Loss) on Investments	16.328	6.571	(23.107)	27.954	2.078	6.825
Total from Investment Operations	17.322	8.569	(21.097)	29.792	3.634	8.626
Distributions
Dividends from Net Investment Income	(1.222)	(1.979)	(2.043)	(1.722)	(1.594)	(1.756)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.222)	(1.979)	(2.043)	(1.722)	(1.594)	(1.756)
Net Asset Value, End of Period	$106.49	$90.39	$83.80	$106.94	$78.87	$76.83
Total Return	19.21%	10.22%	-19.91%	37.99%	4.87%	12.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,720	$27,389	$22,483	$25,166	$14,070	$12,122
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.16%	2.12%	1.84%	2.03%	2.48%
Portfolio Turnover Rate[3]	1%	4%	4%	6%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	February 7, 2019[1] to October 31,	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$32.02	$29.69	$37.89	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.346	.699	.701	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	5.792	2.322	(8.188)	9.908	.732	2.173
Total from Investment Operations	6.138	3.021	(7.487)	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.428)	(.691)	(.713)	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.428)	(.691)	(.713)	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$37.73	$32.02	$29.69	$37.89	$27.94	$27.22
Total Return[3]	19.21%	10.16%	-19.93%	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,757	$5,432	$4,624	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%[4]	0.10%[4]	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to Average Net Assets	1.88%	2.13%	2.09%	1.82%	2.02%	2.53%[5]
Portfolio Turnover Rate[6]	1%	4%	4%	6%	6%	7%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$184.60	$171.14	$218.40	$161.08	$156.89	$142.87
Investment Operations
Net Investment Income[1]	2.011	4.053	4.097	3.694	3.176	3.702
Net Realized and Unrealized Gain (Loss) on Investments	33.364	13.428	(47.209)	57.129	4.265	13.907
Total from Investment Operations	35.375	17.481	(43.112)	60.823	7.441	17.609
Distributions
Dividends from Net Investment Income	(2.485)	(4.021)	(4.148)	(3.503)	(3.251)	(3.589)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.485)	(4.021)	(4.148)	(3.503)	(3.251)	(3.589)
Net Asset Value, End of Period	$217.49	$184.60	$171.14	$218.40	$161.08	$156.89
Total Return	19.21%	10.20%	-19.91%	37.97%	4.87%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,582	$3,965	$4,134	$3,883	$3,107	$2,924
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.15%	2.14%	1.83%	2.03%	2.49%
Portfolio Turnover Rate[3]	1%	4%	4%	6%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
90

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their
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Total World Stock Index Fund
obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
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Total World Stock Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,412,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $45,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Total World Stock Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	29,778,160	11,525	—	29,789,685
Common Stocks—Other	103,377	15,651,861	13,656	15,768,894
Preferred Stocks	62,805	66,131	—	128,936
Rights	23	—	77	100
Warrants	5	—	12	17
Temporary Cash Investments	524,905	—	—	524,905
Total	30,469,275	15,729,517	13,745	46,212,537
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	3,332	—	3,332
Liabilities
Futures Contracts[1]	9,019	—	—	9,019
Forward Currency Contracts	—	271	—	271
Total	9,019	271	—	9,290
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	3,332	3,332
Total Assets	—	3,332	3,332

Unrealized Depreciation—Futures Contracts[1]	9,019	—	9,019
Unrealized Depreciation—Forward Currency Contracts	—	271	271
Total Liabilities	9,019	271	9,290
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	35,891	—	35,891
Forward Currency Contracts	—	(120)	(120)
Realized Net Gain (Loss) on Derivatives	35,891	(120)	35,771
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	11,717	—	11,717
Forward Currency Contracts	—	1,394	1,394
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,717	1,394	13,111
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Total World Stock Index Fund
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,514,603
Gross Unrealized Appreciation	15,525,435
Gross Unrealized Depreciation	(2,833,459)
Net Unrealized Appreciation (Depreciation)	12,691,976
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $1,264,329,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $1,283,977,000 of investment securities and sold $542,910,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,772,713,000 and $33,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were  $33,824,000 and sales were $28,065,000, resulting in net realized loss of $8,220,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,373,559	23,022	3,243,970	35,723
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(91,300)	(1,000)
Net Increase (Decrease)—ETF Shares	2,373,559	23,022	3,152,670	34,723
Admiral Shares
Issued	899,894	24,620	1,425,629	43,864
Issued in Lieu of Cash Distributions	63,868	1,744	97,839	3,008
Redeemed	(619,123)	(16,903)	(1,076,032)	(32,967)
Net Increase (Decrease)—Admiral Shares	344,639	9,461	447,436	13,905
Institutional Shares
Issued	547,617	2,605	1,017,257	5,383
Issued in Lieu of Cash Distributions	49,529	234	83,115	446
Redeemed	(693,278)	(3,249)	(1,579,012)	(8,505)
Net Increase (Decrease)—Institutional Shares	(96,132)	(410)	(478,640)	(2,676)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be
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Total World Stock Index Fund
leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
96

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
he board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
97

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total World Stock Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
98

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6282 062024

Semiannual Report   |   April 30, 2024
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
FTSE All-World ex-US Index Fund	3
FTSE All-World ex-US Small-Cap Index Fund	53
Trustees Approve Advisory Arrangements	108
Liquidity Risk Management	109

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,164.00	$0.38
Admiral™ Shares	1,000.00	1,163.90	0.59
Institutional Shares	1,000.00	1,163.90	0.43
Institutional Plus Shares	1,000.00	1,164.20	0.32
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,158.00	$0.38
Admiral Shares	1,000.00	1,157.50	0.86
Institutional Shares	1,000.00	1,157.80	0.59

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Admiral Shares	1,000.00	1,024.07	0.81
Institutional Shares	1,000.00	1,024.32	0.55
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.07% for ETF Shares, 0.16% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

FTSE All-World ex-US Index Fund
Fund Allocation
As of April 30, 2024
Japan	16.3%
United Kingdom	9.7
China	7.5
France	7.2
Canada	6.3
India	5.8
Switzerland	5.5
Germany	5.3
Australia	4.8
Taiwan	4.8
South Korea	3.4
Netherlands	3.0
Denmark	2.2
Sweden	2.0
Italy	1.8
Spain	1.7
Brazil	1.5
Hong Kong	1.4
Saudi Arabia	1.2
Other	8.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Australia (4.8%)
	BHP Group Ltd.	10,028,072	275,031
	Commonwealth Bank of Australia	3,361,210	246,274
	CSL Ltd.	960,089	170,585
	National Australia Bank Ltd.	6,254,705	135,586
	Westpac Banking Corp.	6,959,807	115,577
	ANZ Group Holdings Ltd.	5,986,101	108,013
	Wesfarmers Ltd.	2,258,479	96,751
	Macquarie Group Ltd.	724,884	86,797
	Goodman Group	3,681,659	74,368
	Woodside Energy Group Ltd.	3,769,043	67,530
	Rio Tinto Ltd.	740,635	61,639
	Fortescue Ltd.	3,171,111	52,559
	Woolworths Group Ltd.	2,433,015	49,918
	Transurban Group	6,146,975	49,351
	QBE Insurance Group Ltd.	2,969,001	33,962
	Aristocrat Leisure Ltd.	1,294,889	33,046
	Santos Ltd.	6,483,349	31,816
*	James Hardie Industries plc GDR	869,922	29,906
	Coles Group Ltd.	2,596,360	27,078
	Suncorp Group Ltd.	2,528,029	27,000
	Cochlear Ltd.	128,244	26,753
	Brambles Ltd.	2,777,281	26,128
	Amcor plc GDR	2,889,755	25,694
*	Xero Ltd.	298,974	23,212
	Origin Energy Ltd.	3,440,428	21,714
	Northern Star Resources Ltd.	2,242,223	21,253
	Computershare Ltd. (XASX)	1,192,582	20,952
	Scentre Group	10,340,951	20,941
	South32 Ltd.	9,108,091	20,780
	Insurance Australia Group Ltd.	4,807,578	19,918
	Telstra Group Ltd.	8,059,516	19,041
	WiseTech Global Ltd.	322,169	18,980
	Sonic Healthcare Ltd.	950,241	16,331
	ASX Ltd.	386,211	15,777
	CAR Group Ltd.	722,518	15,667
	Mineral Resources Ltd.	338,642	15,362
	Pilbara Minerals Ltd.	5,727,049	14,580
	Lottery Corp. Ltd.	4,446,887	13,872
	APA Group	2,573,332	13,733
	Stockland	4,767,775	13,508
	BlueScope Steel Ltd.	880,091	12,845
*	NEXTDC Ltd.	1,198,795	12,726
	Medibank Pvt Ltd.	5,492,830	12,589
	Treasury Wine Estates Ltd.	1,609,817	12,484
	Ramsay Health Care Ltd.	348,818	11,692
		Shares	Market Value• ($000)
	REA Group Ltd.	100,619	11,534
	Ampol Ltd.	474,807	11,212
	Orica Ltd.	950,820	11,009
	SEEK Ltd.	699,915	10,812
	Mirvac Group	7,918,331	10,375
	GPT Group	3,853,348	10,363
	Washington H Soul Pattinson & Co. Ltd.	484,539	10,140
	Altium Ltd.	235,201	9,937
	Dexus	2,130,306	9,676
	Evolution Mining Ltd.	3,682,557	9,496
	Endeavour Group Ltd.	2,720,443	9,355
	Vicinity Ltd.	7,507,810	9,194
	Worley Ltd.	942,767	9,101
	Aurizon Holdings Ltd.	3,512,383	8,627
	JB Hi-Fi Ltd.	217,431	8,485
	ALS Ltd.	963,960	8,060
	Steadfast Group Ltd.	2,180,747	7,937
*	Lynas Rare Earths Ltd.	1,837,012	7,681
	Cleanaway Waste Management Ltd.	4,401,605	7,615
	Reece Ltd.	426,515	7,566
	Atlas Arteria Ltd.	2,255,175	7,511
	Pro Medicus Ltd.	101,667	7,264
	AGL Energy Ltd.	1,181,127	7,194
	Charter Hall Group	938,855	7,130
	Qube Holdings Ltd.	3,339,601	7,104
	Bendigo & Adelaide Bank Ltd.	1,119,821	7,019
	Seven Group Holdings Ltd.	284,734	6,919
	Whitehaven Coal Ltd.	1,387,968	6,866
	Incitec Pivot Ltd.	3,814,869	6,850
*	Qantas Airways Ltd.	1,659,233	6,260
	IGO Ltd.	1,221,017	6,081
	IDP Education Ltd.	559,824	5,837
	Lendlease Corp. Ltd.	1,375,711	5,673
	CSR Ltd.	949,745	5,417
[1]	Bank of Queensland Ltd.	1,307,496	5,165
*	Alumina Ltd.	4,976,587	5,113
	Metcash Ltd.	1,946,192	4,935
	Ansell Ltd.	291,482	4,792
	Flight Centre Travel Group Ltd.	313,202	4,257
	Iluka Resources Ltd.	849,910	4,133
	Downer EDI Ltd.	1,345,298	4,039
	AMP Ltd.	5,616,956	3,953
	Challenger Ltd.	888,038	3,826
	Orora Ltd.	2,687,730	3,767
	Beach Energy Ltd.	3,468,658	3,552
	Harvey Norman Holdings Ltd.	1,177,616	3,458
	Perpetual Ltd.	223,476	3,398
	Region RE Ltd.	2,343,115	3,285
	Domino's Pizza Enterprises Ltd.	124,985	3,153
	New Hope Corp. Ltd.	995,866	2,897
		Shares	Market Value• ($000)
	Deterra Royalties Ltd.	844,260	2,672
	Nufarm Ltd.	773,641	2,557
[1]	Boral Ltd.	669,024	2,462
	Sims Ltd.	319,372	2,448
*,1	Liontown Resources Ltd.	3,044,917	2,390
[1]	Yancoal Australia Ltd.	634,940	2,267
	TPG Telecom Ltd.	736,846	2,130
	Tabcorp Holdings Ltd.	4,528,357	2,125
	Insignia Financial Ltd.	1,289,573	2,018
*	Adbri Ltd.	914,595	1,855
	Magellan Financial Group Ltd.	275,389	1,564
*	Star Entertainment Group Ltd.	5,213,197	1,344
	Domain Holdings Australia Ltd.	494,305	934
			2,591,108
Austria (0.1%)
	Erste Group Bank AG	611,320	28,509
	OMV AG	282,639	13,412
[1]	Verbund AG	130,801	9,992
	ANDRITZ AG	137,610	7,511
	voestalpine AG	221,809	5,923
	Raiffeisen Bank International AG	260,252	4,807
	Telekom Austria AG	181,094	1,555
			71,709
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,998,003	119,428
*	Argenx SE	117,869	44,032
	KBC Group NV	489,007	36,325
	UCB SA	241,559	32,033
	Ageas SA	327,390	15,028
*	Syensqo SA	141,706	13,135
	Groupe Bruxelles Lambert NV	171,555	12,734
	D'ieteren Group	44,695	9,642
[1]	Umicore SA	403,138	8,930
	Warehouses De Pauw CVA	332,231	8,786
	Lotus Bakeries NV	802	8,063
	Sofina SA	34,303	8,030
	Ackermans & van Haaren NV	44,546	7,657
	Elia Group SA	75,493	7,268
	Solvay SA	139,191	4,496
			335,587
Brazil (1.2%)
	Vale SA	6,026,145	73,450
	Petroleo Brasileiro SA	5,212,043	44,426
	Petroleo Brasileiro SA ADR	2,720,699	43,858
	Itau Unibanco Holding SA ADR	5,649,707	34,181
	B3 SA - Brasil Bolsa Balcao	11,160,345	23,191
	Weg SA	2,962,668	22,565
	Vale SA ADR	1,622,568	19,747

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Centrais Eletricas Brasileiras SA	2,633,025	19,198
	Banco Do Brasil SA	3,425,388	18,088
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	17,132
	Banco BTG Pactual SA	2,630,937	16,923
	Banco Bradesco SA ADR	6,137,158	16,570
	Localiza Rent a Car SA (BVMF)	1,692,383	15,980
	Suzano SA	1,410,949	15,885
	Ambev SA	5,451,182	12,755
	PRIO SA	1,346,219	12,444
	JBS SA	2,695,203	12,166
	Raia Drogasil SA	2,227,446	10,973
	Cia de Saneamento Basico do Estado de Sao Paulo	680,650	10,594
	Equatorial Energia SA	1,752,386	10,323
	Vibra Energia SA	2,241,914	10,129
*	Rumo SA	2,499,899	9,706
*	Embraer SA	1,468,052	9,429
	BB Seguridade Participacoes SA	1,342,018	8,322
	Ultrapar Participacoes SA	1,662,792	8,278
	Ambev SA ADR	3,433,419	7,966
[2]	Rede D'Or Sao Luiz SA	1,541,166	7,717
	Klabin SA	1,618,280	7,180
*,2	Hapvida Participacoes e Investimentos SA	9,485,262	6,740
	Cosan SA	2,382,215	6,652
	Banco Bradesco SA	2,710,802	6,453
	Natura & Co. Holding SA	1,923,262	6,145
	Telefonica Brasil SA	670,924	6,117
	Lojas Renner SA	1,890,488	5,581
*	Sendas Distribuidora SA	2,158,570	5,454
	CCR SA	2,230,751	5,297
	TIM SA	1,501,430	5,092
	Totvs SA	891,491	4,728
	Itau Unibanco Holding SA	891,123	4,689
	Hypera SA	798,383	4,539
*	BRF SA	1,309,359	4,256
	Energisa SA	486,524	4,226
	Banco Santander Brasil SA	721,653	4,016
	Gerdau SA ADR	1,118,408	3,892
	Allos SA	936,400	3,765
[2]	GPS Participacoes e Empreendimentos SA	831,700	3,003
	Transmissora Alianca de Energia Eletrica SA	424,156	2,877
*	Eneva SA	1,138,739	2,715
	Engie Brasil Energia SA	344,010	2,710
	Caixa Seguridade Participacoes SA	890,200	2,685
	Cia Paranaense de Energia	1,612,365	2,546
	Cielo SA	2,241,476	2,404
	Multiplan Empreendimentos Imobiliarios SA	525,917	2,318
	Atacadao SA	1,052,012	2,263
	CPFL Energia SA	362,900	2,229
		Shares	Market Value• ($000)
	Porto Seguro SA	365,424	2,108
	Telefonica Brasil SA ADR	210,181	1,942
	Cia Energetica de Minas Gerais ADR	754,318	1,810
*	Magazine Luiza SA	6,810,882	1,784
	Cia Paranaense de Energia ADR (XYNS)	252,531	1,778
	Sao Martinho SA	321,500	1,770
	Cia Siderurgica Nacional SA	636,951	1,708
	Neoenergia SA	445,700	1,646
	Auren Energia SA	724,984	1,618
	M Dias Branco SA	244,686	1,599
	Cia Siderurgica Nacional SA ADR	562,004	1,512
	SLC Agricola SA	397,340	1,461
*,1	Sendas Distribuidora SA ADR	102,821	1,309
	Alupar Investimento SA	216,008	1,158
	Grupo Mateus SA	809,900	1,157
	Smartfit Escola de Ginastica e Danca SA	231,000	1,076
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	746,852	1,023
	CSN Mineracao SA	1,007,100	958
	Dexco SA	673,002	937
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	610
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	505
*,1	Braskem SA Class A ADR	60,561	497
*	Diagnosticos da America SA	545,290	494
*	Cia Paranaense de Energia ADR	63,132	398
	TIM SA ADR	21,923	373
	Cia Energetica de Minas Gerais	127,394	281
	Bradespar SA	33,240	123
			664,203
Canada (6.2%)
	Royal Bank of Canada	2,792,099	270,134
	Toronto-Dominion Bank	3,533,615	209,632
	Canadian Natural Resources Ltd.	2,131,878	161,550
*	Shopify Inc. Class A	2,285,101	160,429
	Enbridge Inc.	4,182,158	148,706
	Canadian Pacific Kansas City Ltd.	1,850,669	145,187
	Canadian National Railway Co.	1,139,402	138,294
	Bank of Montreal	1,435,604	128,236
	Brookfield Corp.	2,992,594	120,039
	Bank of Nova Scotia	2,401,310	110,171
	Constellation Software Inc.	39,474	101,629
	Suncor Energy Inc.	2,594,192	98,989
	Manulife Financial Corp.	3,625,632	84,567
	Canadian Imperial Bank of Commerce	1,799,113	83,980
		Shares	Market Value• ($000)
	Waste Connections Inc.	511,640	82,954
	Alimentation Couche-Tard Inc.	1,470,857	81,521
	TC Energy Corp.	2,052,440	73,531
	Sun Life Financial Inc.	1,167,689	59,621
	Intact Financial Corp.	355,440	58,421
	Agnico Eagle Mines Ltd.	911,653	57,733
	National Bank of Canada	667,686	53,613
	Cenovus Energy Inc.	2,606,654	53,548
	Nutrien Ltd.	983,925	51,882
	Wheaton Precious Metals Corp.	902,048	46,994
	Fairfax Financial Holdings Ltd.	43,046	46,800
	Thomson Reuters Corp.	308,108	46,537
	Restaurant Brands International Inc.	612,101	46,437
	Franco-Nevada Corp.	379,561	45,691
	Dollarama Inc.	533,959	44,543
	Teck Resources Ltd. Class B	901,635	44,334
*	CGI Inc.	408,755	41,417
	Barrick Gold Corp.	2,466,001	40,985
	Cameco Corp.	861,443	39,304
	Pembina Pipeline Corp.	1,096,972	38,599
	Fortis Inc. (XTSE)	965,390	37,910
	Loblaw Cos. Ltd.	292,440	32,068
	Tourmaline Oil Corp.	638,397	31,200
	Power Corp. of Canada	1,038,804	27,678
	Magna International Inc.	532,018	25,429
	Imperial Oil Ltd.	325,911	22,408
	Metro Inc.	415,662	21,262
	Brookfield Asset Management Ltd. Class A	539,959	20,627
	BCE Inc.	603,083	19,814
[2]	Hydro One Ltd.	630,765	17,668
	George Weston Ltd.	131,280	17,277
	Barrick Gold Corp. (XLON)	1,025,962	17,141
	Great-West Lifeco Inc.	545,333	16,127
	TELUS Corp.	963,836	15,480
	Saputo Inc.	483,518	9,297
*	Shopify Inc. Class A (XTSE)	16,487	1,157
	Enbridge Inc. (XTSE)	30,400	1,080
			3,349,631
Chile (0.1%)
	Banco De Chile	87,651,533	9,723
	Empresas COPEC SA	979,027	6,986
	Banco de Credito e Inversiones SA	190,744	5,563
[1]	Sociedad Quimica y Minera de Chile SA ADR	116,020	5,301
	Empresas CMPC SA	2,407,819	4,755
*	Latam Airlines Group SA	338,751,068	4,584
	Cencosud SA	2,655,369	4,550
*	Falabella SA	1,585,131	4,243
	Banco Santander Chile ADR	228,101	4,101
	Enel Americas SA	38,073,692	3,569

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Cia Sud Americana de Vapores SA	35,780,426	2,792
	Enel Chile SA	34,176,284	2,029
	Quinenco SA	537,243	1,872
	Colbun SA	14,394,990	1,849
	Cia Cervecerias Unidas SA	268,292	1,646
	Aguas Andinas SA Class A	5,650,240	1,613
	Banco Itau Chile SA	149,477	1,573
	Cencosud Shopping SA	967,439	1,499
	Banco Santander Chile	29,997,292	1,359
	Enel Chile SA ADR	323,893	956
	Plaza SA	619,015	900
	Sociedad de Inversiones Oro Blanco SA	98,650,962	702
			72,165
China (7.4%)
	Tencent Holdings Ltd.	12,299,004	539,719
	Alibaba Group Holding Ltd.	33,880,440	317,225
*	PDD Holdings Inc. ADR	1,205,536	150,909
*,2	Meituan Class B	10,663,978	145,612
	China Construction Bank Corp. Class H	184,106,517	119,115
	Industrial & Commercial Bank of China Ltd. Class H	157,694,655	84,560
	Bank of China Ltd. Class H	165,046,284	74,022
	JD.com Inc. Class A	4,702,913	67,761
	NetEase Inc.	3,586,882	67,235
*,2	Xiaomi Corp. Class B	29,279,368	63,827
*	Baidu Inc. Class A	4,466,112	57,861
	Ping An Insurance Group Co. of China Ltd. Class H	12,292,862	55,712
	BYD Co. Ltd. Class H	1,909,155	52,335
*	Trip.com Group Ltd.	1,055,885	51,429
	Kweichow Moutai Co. Ltd. Class A	176,159	41,301
	PetroChina Co. Ltd. Class H	41,738,969	38,890
*,2	Kuaishou Technology	5,235,100	36,702
	China Merchants Bank Co. Ltd. Class H	7,631,341	33,050
	Yum China Holdings Inc.	783,443	29,329
	China Petroleum & Chemical Corp. Class H	48,802,731	29,130
	ANTA Sports Products Ltd.	2,500,873	28,312
	China Shenhua Energy Co. Ltd. Class H	6,810,860	28,268
*	Li Auto Inc. Class A	2,147,773	28,140
	Agricultural Bank of China Ltd. Class H	60,237,835	26,861
	Zijin Mining Group Co. Ltd. Class H	11,070,882	24,151
*	New Oriental Education & Technology Group Inc.	3,031,850	24,091
[2]	Nongfu Spring Co. Ltd. Class H	3,481,000	20,451
		Shares	Market Value• ($000)
	China Resources Land Ltd.	5,477,816	19,697
	China Life Insurance Co. Ltd. Class H	14,812,183	19,507
	KE Holdings Inc. ADR	1,252,468	18,937
	Contemporary Amperex Technology Co. Ltd. Class A	618,199	17,290
	PICC Property & Casualty Co. Ltd. Class H	13,446,470	16,706
	Haier Smart Home Co. Ltd. Class H	4,487,101	16,620
	H World Group Ltd.	4,218,110	15,694
*	Tencent Music Entertainment Group ADR	1,249,087	15,676
	Shenzhou International Group Holdings Ltd.	1,495,449	14,699
*	BeiGene Ltd.	1,232,600	14,622
	China Resources Beer Holdings Co. Ltd.	3,111,630	14,183
	China Overseas Land & Investment Ltd.	7,639,629	14,048
*,2	Innovent Biologics Inc.	2,873,847	13,912
	CSPC Pharmaceutical Group Ltd.	16,606,869	13,636
	China Merchants Bank Co. Ltd. Class A	2,829,009	13,348
	Geely Automobile Holdings Ltd.	10,790,097	12,987
	ENN Energy Holdings Ltd.	1,509,318	12,860
	Kanzhun Ltd. ADR	646,997	12,804
	China Mengniu Dairy Co. Ltd.	6,103,504	12,643
*,1	NIO Inc. Class A	2,613,759	12,349
*,2	Wuxi Biologics Cayman Inc.	7,090,112	12,282
	China Yangtze Power Co. Ltd. Class A	3,415,989	12,153
	CITIC Ltd.	12,731,697	12,049
	Li Ning Co. Ltd.	4,441,802	11,628
	China Pacific Insurance Group Co. Ltd. Class H	5,212,625	11,421
	Full Truck Alliance Co. Ltd. ADR	1,325,968	11,417
	Wuliangye Yibin Co. Ltd. Class A	547,908	11,331
	China CITIC Bank Corp. Ltd. Class H	19,129,749	11,192
[2]	China Tower Corp. Ltd. Class H	93,669,053	10,965
[2]	Postal Savings Bank of China Co. Ltd. Class H	20,833,351	10,795
	Bank of Communications Co. Ltd. Class H	14,979,099	10,786
*	XPeng Inc. Class A	2,557,616	10,369
	Vipshop Holdings Ltd. ADR	682,016	10,258
	Ping An Insurance Group Co. of China Ltd. Class A	1,714,938	9,748
*	TAL Education Group ADR	777,066	9,356
		Shares	Market Value• ($000)
	Yankuang Energy Group Co. Ltd. Class H	4,274,291	9,273
	China Resources Power Holdings Co. Ltd.	3,721,843	9,256
	BYD Co. Ltd. Class A	298,007	8,947
	Tsingtao Brewery Co. Ltd. Class H	1,197,057	8,626
	Agricultural Bank of China Ltd. Class A	13,787,629	8,369
	Weichai Power Co. Ltd. Class H	3,922,334	8,015
	Zijin Mining Group Co. Ltd. Class A	3,296,774	7,937
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,115,990	7,913
	Industrial & Commercial Bank of China Ltd. Class A	10,310,813	7,723
[2]	CGN Power Co. Ltd. Class H	22,963,536	7,700
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,243,165	7,443
	CMOC Group Ltd. Class H	7,827,984	7,344
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	172,165	7,229
	Great Wall Motor Co. Ltd. Class H	4,735,216	7,156
	Kunlun Energy Co. Ltd.	7,329,356	7,105
*,2	JD Health International Inc.	2,051,873	6,999
	Industrial Bank Co. Ltd. Class A	2,944,000	6,838
[2]	Haidilao International Holding Ltd.	3,007,237	6,785
*,1	Bilibili Inc. Class Z	526,283	6,683
	Sino Biopharmaceutical Ltd.	19,429,718	6,639
	Yangzijiang Shipbuilding Holdings Ltd.	5,097,996	6,544
	Sunny Optical Technology Group Co. Ltd.	1,297,018	6,275
	Sinopharm Group Co. Ltd. Class H	2,477,306	6,256
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	173,560	6,251
	China Hongqiao Group Ltd.	4,476,067	6,176
*	Tongcheng-Elong Holdings Ltd.	2,340,918	6,161
*	Kingdee International Software Group Co. Ltd.	5,819,303	6,140
	GCL-Poly Energy Holdings Ltd.	40,659,000	6,022
*,2	Akeso Inc.	977,000	5,978
	Anhui Conch Cement Co. Ltd. Class H	2,521,937	5,851
	Xinyi Solar Holdings Ltd.	8,492,220	5,843
[2]	Pop Mart International Group Ltd.	1,363,000	5,833

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Foxconn Industrial Internet Co. Ltd. Class A	1,761,800	5,821
[2]	Longfor Group Holdings Ltd.	3,928,835	5,819
	Jiangsu Hengrui Medicine Co. Ltd. Class A	902,518	5,731
	Kingsoft Corp. Ltd.	1,728,723	5,617
	China Resources Gas Group Ltd.	1,769,589	5,562
	Wanhua Chemical Group Co. Ltd. Class A	450,700	5,521
	CITIC Securities Co. Ltd. Class H	3,432,265	5,465
*	Huaneng Power International Inc. Class H	8,564,226	5,451
	People's Insurance Co. Group of China Ltd. Class H	16,567,882	5,438
	China Gas Holdings Ltd.	5,795,792	5,427
	Aluminum Corp. of China Ltd. Class H	8,129,642	5,392
	Luzhou Laojiao Co. Ltd. Class A	209,800	5,370
	China Shenhua Energy Co. Ltd. Class A	956,356	5,253
	BYD Electronic International Co. Ltd.	1,531,091	5,158
	China Minsheng Banking Corp. Ltd. Class H	13,612,669	4,981
	Bank of Communications Co. Ltd. Class A	5,222,320	4,953
	Want Want China Holdings Ltd.	8,552,807	4,878
*,2	Giant Biogene Holding Co Ltd.	784,400	4,779
*,2	SenseTime Group Inc. Class B	30,745,000	4,714
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	4,667
	CRRC Corp. Ltd. Class H	8,410,000	4,642
	PetroChina Co. Ltd. Class A	3,290,097	4,642
	China Longyuan Power Group Corp. Ltd. Class H	6,619,086	4,637
	Muyuan Foods Co. Ltd. Class A	769,037	4,624
	Hengan International Group Co. Ltd.	1,376,793	4,622
	Jiangxi Copper Co. Ltd. Class H	2,226,392	4,534
	Bank of China Ltd. Class A	7,145,203	4,521
*,1,2	Zhejiang Leapmotor Technologies Ltd.	1,312,500	4,510
	China Coal Energy Co. Ltd. Class H	4,414,041	4,446
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	4,443
[2]	Yadea Group Holdings Ltd.	2,272,000	4,371
[2]	China Feihe Ltd.	7,956,745	4,351
		Shares	Market Value• ($000)
	Zhaojin Mining Industry Co. Ltd. Class H	2,698,637	4,346
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	4,319
*	iQIYI Inc. ADR	881,391	4,275
*,1	Alibaba Health Information Technology Ltd.	11,446,719	4,273
	Qifu Technology Inc. ADR	230,764	4,221
	CITIC Securities Co. Ltd. Class A	1,614,194	4,208
	China Railway Group Ltd. Class H	8,502,299	4,196
	Anhui Gujing Distillery Co. Ltd. Class B	255,539	4,189
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,894,608	4,187
	China Galaxy Securities Co. Ltd. Class H	7,574,617	4,103
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	4,101
	Haier Smart Home Co. Ltd. Class A	983,596	4,092
	East Money Information Co. Ltd. Class A	2,278,414	4,087
	China Power International Development Ltd.	10,121,326	4,084
	Bosideng International Holdings Ltd.	7,044,931	4,078
	Ping An Bank Co. Ltd. Class A	2,742,700	4,076
	China Petroleum & Chemical Corp. Class A	4,634,610	4,053
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,080,914	4,044
	Tingyi Cayman Islands Holding Corp.	3,650,367	4,029
[2]	China Resources Mixc Lifestyle Services Ltd.	1,139,600	4,011
	MINISO Group Holding Ltd.	698,152	3,938
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,081,225	3,875
[2]	Topsports International Holdings Ltd.	5,561,209	3,862
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	3,775
	China State Construction International Holdings Ltd.	3,555,767	3,752
	Haitian International Holdings Ltd.	1,147,947	3,739
	NARI Technology Co. Ltd. Class A	1,146,187	3,707
	China Oilfield Services Ltd. Class H	3,450,706	3,690
*,2	JD Logistics Inc.	3,357,917	3,634
		Shares	Market Value• ($000)
[2]	China International Capital Corp. Ltd. Class H	2,990,827	3,606
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,563
	China National Building Material Co. Ltd. Class H	8,951,670	3,464
	SF Holding Co. Ltd. Class A	686,595	3,425
*	ZTE Corp. Class H	1,554,712	3,351
[2]	Huatai Securities Co. Ltd. Class H	2,817,585	3,332
	Haitong Securities Co. Ltd. Class H	6,962,410	3,325
	China Merchants Port Holdings Co. Ltd.	2,494,229	3,294
	Sinotruk Hong Kong Ltd.	1,316,384	3,276
	NAURA Technology Group Co. Ltd. Class A	74,500	3,262
	RLX Technology Inc. ADR	1,681,448	3,262
	Gree Electric Appliances Inc. of Zhuhai Class A	560,523	3,252
	China CSSC Holdings Ltd. Class A	646,800	3,250
[1]	Kingboard Holdings Ltd.	1,472,813	3,237
	China Pacific Insurance Group Co. Ltd. Class A	911,200	3,230
	WuXi AppTec Co. Ltd. Class A	530,821	3,190
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,649,946	3,153
	C&D International Investment Group Ltd.	1,580,759	3,131
	Shandong Gold Mining Co. Ltd. Class A	787,563	3,114
[1,2]	Smoore International Holdings Ltd.	3,566,350	3,106
	China National Nuclear Power Co. Ltd. Class A	2,418,100	3,083
	CRRC Corp. Ltd. Class A	3,195,885	3,077
	Hisense Home Appliances Group Co. Ltd. Class H	734,000	3,070
	Beijing Enterprises Holdings Ltd.	958,588	3,069
	Guangdong Investment Ltd.	5,850,664	3,056
	Shenzhen Inovance Technology Co. Ltd. Class A	372,600	3,056
*,1	Zai Lab Ltd.	1,901,210	3,056
	Shanghai Baosight Software Co. Ltd. Class B	1,424,630	3,043
	New China Life Insurance Co. Ltd. Class H	1,573,189	3,017
	Sungrow Power Supply Co. Ltd. Class A	211,762	3,007
	Autohome Inc. ADR	115,446	2,967

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	287,562	2,950
	Bank of Ningbo Co. Ltd. Class A	930,970	2,939
	China Everbright Environment Group Ltd.	7,208,484	2,923
[2]	3SBio Inc.	3,632,269	2,903
*	Genscript Biotech Corp.	1,957,596	2,887
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	217,000	2,840
[1,2]	Hygeia Healthcare Holdings Co. Ltd. Class C	683,267	2,820
*,2	China Literature Ltd.	788,429	2,816
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,802
[1]	Country Garden Services Holdings Co. Ltd.	4,177,727	2,787
	Bank of Jiangsu Co. Ltd. Class A	2,499,990	2,787
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,371,306	2,781
	Far East Horizon Ltd.	3,731,301	2,770
[1]	China Vanke Co. Ltd. Class H	4,709,139	2,762
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	3,936,993	2,759
	China Taiping Insurance Holdings Co. Ltd.	2,992,872	2,736
	Beijing Kingsoft Office Software Inc. Class A	64,563	2,735
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	2,719
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,712
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,712
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,641
*	Seres Group Co. Ltd. Class A	209,100	2,606
	China Everbright Bank Co. Ltd. Class A	5,949,326	2,587
*,1	HengTen Networks Group Ltd.	10,315,840	2,584
	Fosun International Ltd.	4,347,788	2,565
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,537
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,534
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	2,526
	China Minsheng Banking Corp. Ltd. Class A	4,589,400	2,502
		Shares	Market Value• ($000)
	Postal Savings Bank of China Co. Ltd. Class A	3,778,936	2,501
	China United Network Communications Ltd. Class A	3,875,200	2,499
	Guangzhou Automobile Group Co. Ltd. Class H	5,868,058	2,424
	TravelSky Technology Ltd. Class H	1,862,759	2,420
	Zhongji Innolight Co. Ltd. Class A	95,298	2,402
	Bank of Beijing Co. Ltd. Class A	3,106,900	2,392
	Zhongsheng Group Holdings Ltd.	1,303,104	2,377
	BOE Technology Group Co. Ltd. Class A	3,956,100	2,375
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	2,364
	Minth Group Ltd.	1,383,714	2,359
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	168,774	2,358
	GF Securities Co. Ltd. Class H	2,360,597	2,352
	China Construction Bank Corp. Class A	2,389,900	2,347
	SAIC Motor Corp. Ltd. Class A	1,145,915	2,346
[2]	Guotai Junan Securities Co. Ltd. Class H	2,204,331	2,343
[2]	WuXi AppTec Co. Ltd. Class H	520,098	2,341
	China Railway Group Ltd. Class A	2,587,818	2,337
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	2,336
*,2	Hua Hong Semiconductor Ltd.	1,182,633	2,331
	China Communications Services Corp. Ltd. Class H	4,857,205	2,322
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,320
[1]	China Everbright Bank Co. Ltd. Class H	7,526,063	2,280
	SDIC Power Holdings Co. Ltd. Class A	1,029,583	2,278
[1]	Flat Glass Group Co. Ltd. Class H	945,649	2,278
	Shenzhen Transsion Holdings Co. Ltd. Class A	115,047	2,278
	Shenzhen International Holdings Ltd.	2,766,160	2,212
	Shenwan Hongyuan Group Co. Ltd. Class A	3,417,031	2,211
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,207
		Shares	Market Value• ($000)
[1]	China Medical System Holdings Ltd.	2,469,850	2,205
	Weichai Power Co. Ltd. Class A	918,988	2,205
[2]	China Resources Pharmaceutical Group Ltd.	3,402,732	2,200
	Zhejiang Expressway Co. Ltd. Class H	3,287,629	2,150
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	2,120
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,107
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,757,115	2,093
	Greentown China Holdings Ltd.	2,386,797	2,093
*,1	Air China Ltd. Class H	4,146,019	2,079
	ZTE Corp. Class A	525,479	2,065
	China Conch Venture Holdings Ltd.	2,808,415	2,049
	Daqin Railway Co. Ltd. Class A	2,121,700	2,027
[1]	Beijing Enterprises Water Group Ltd.	8,027,390	2,025
[2]	Ganfeng Lithium Group Co. Ltd. Class H	689,190	2,021
	Huaxia Bank Co. Ltd. Class A	2,175,898	2,014
	Iflytek Co. Ltd. Class A	325,000	2,009
[2]	Shandong Gold Mining Co. Ltd. Class H	922,366	1,993
*	Daqo New Energy Corp. ADR	103,095	1,979
	Sinotrans Ltd. Class H	4,101,064	1,966
	CSC Financial Co. Ltd. Class A	637,538	1,957
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,950
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,943
	Yihai International Holding Ltd.	942,418	1,942
	Tongwei Co. Ltd. Class A	648,500	1,938
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,933
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,906
	Bank of Nanjing Co. Ltd. Class A	1,464,065	1,883
	GD Power Development Co. Ltd. Class A	2,655,496	1,877
[1]	Yuexiu Property Co. Ltd.	3,141,853	1,875
	China Merchants Securities Co. Ltd. Class A	927,367	1,868
	JOYY Inc. ADR	56,621	1,847
[1]	Kingboard Laminates Holdings Ltd.	2,153,118	1,844

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,844
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,827
	China Energy Engineering Corp. Ltd. Class A (XSSC)	6,020,099	1,825
	AECC Aviation Power Co. Ltd. Class A	373,300	1,819
*	Shanghai International Airport Co. Ltd. Class A	347,598	1,803
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,143,566	1,795
	Uni-President China Holdings Ltd.	2,337,604	1,793
	Huadian Power International Corp. Ltd. Class H	3,269,550	1,785
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	202,600	1,784
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,776
*,1,2	East Buy Holding Ltd.	826,000	1,746
[2]	CSC Financial Co. Ltd. Class H	2,274,748	1,736
	Henan Shuanghui Investment & Development Co. Ltd. Class A	460,300	1,712
	Ganfeng Lithium Co. Ltd. Class A	352,700	1,710
	Huatai Securities Co. Ltd. Class A	901,600	1,705
	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	1,705
	TCL Technology Group Corp. Class A	2,578,950	1,695
	Aluminum Corp. of China Ltd. Class A	1,656,400	1,691
	Fuyao Glass Industry Group Co. Ltd. Class A	243,900	1,677
[1]	Dongfeng Motor Group Co. Ltd. Class H	4,580,643	1,661
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	1,654
	CMOC Group Ltd. Class A	1,344,791	1,653
*	Alibaba Pictures Group Ltd.	27,622,294	1,645
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,640
*,3	Country Garden Holdings Co. Ltd.	26,416,793	1,638
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,636
	China Galaxy Securities Co. Ltd. Class A	950,803	1,626
		Shares	Market Value• ($000)
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,609
	Anhui Conch Cement Co. Ltd. Class A	507,000	1,606
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,600
	Haitong Securities Co. Ltd. Class A	1,375,726	1,586
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,557
*,1,2	Ping An Healthcare and Technology Co. Ltd.	1,095,208	1,548
[1]	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,545
*,1	China Southern Airlines Co. Ltd. Class H	4,243,237	1,534
*	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,512
*	Gds Holdings Ltd. Class A	1,468,727	1,492
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,490
	Guotai Junan Securities Co. Ltd. Class A	785,500	1,487
	Lufax Holding Ltd. ADR	338,473	1,486
[1]	Cosco Shipping Ports Ltd.	2,397,097	1,471
	Eve Energy Co. Ltd. Class A	288,064	1,469
	Xtep International Holdings Ltd.	2,316,500	1,464
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,230,700	1,442
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,440
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,433
*,1	Microport Scientific Corp.	1,798,074	1,430
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,422
*,1,2	China Huarong Asset Management Co. Ltd. Class H	31,371,000	1,412
	Lens Technology Co. Ltd. Class A	717,500	1,410
	Jiangxi Copper Co. Ltd. Class A	391,000	1,402
	Founder Securities Co. Ltd. Class A	1,131,695	1,398
*	Nine Dragons Paper Holdings Ltd.	3,151,072	1,392
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,392
	TBEA Co. Ltd. Class A	712,660	1,388
	Ningbo Tuopu Group Co. Ltd. Class A	161,100	1,386
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,381
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,167,796	1,360
*,1,2	ZJLD Group Inc.	1,001,000	1,353
	Shougang Fushan Resources Group Ltd.	3,524,303	1,343
	Shenzhen Expressway Corp. Ltd. Class H	1,471,782	1,339
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,337
	Metallurgical Corp. of China Ltd. Class H	6,867,030	1,337
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	1,334
*	Cambricon Technologies Corp. Ltd. Class A	57,815	1,334
	GF Securities Co. Ltd. Class A	722,484	1,314
*,2	Luye Pharma Group Ltd.	3,681,461	1,297
	BOE Technology Group Co. Ltd. Class B	3,944,215	1,290
	Tsingtao Brewery Co. Ltd. Class A	112,711	1,272
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	577,700	1,271
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,265
	Zhejiang Juhua Co. Ltd. Class A	387,549	1,264
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	1,256
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	1,255
	Tianqi Lithium Corp. Class A (XSEC)	231,384	1,255
	Weibo Corp. ADR	145,392	1,253
	Great Wall Motor Co. Ltd. Class A	346,880	1,251
[2]	BAIC Motor Corp. Ltd. Class H	4,387,436	1,244
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,244
	Shanghai Industrial Holdings Ltd.	888,512	1,240
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,227
*	Satellite Chemical Co. Ltd. Class A	460,380	1,223
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,220

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Suzhou TFC Optical Communication Co. Ltd. Class A	55,500	1,216
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,502,940	1,204
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	1,200
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,077,353	1,193
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,190
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	1,692,000	1,189
	Zhongjin Gold Corp. Ltd. Class A	660,300	1,189
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,187
	Sanan Optoelectronics Co. Ltd. Class A	687,700	1,185
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,181
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,179
*	360 Security Technology Inc. Class A	1,000,799	1,171
	China Vanke Co. Ltd. Class A	1,147,500	1,168
*	Shanghai Electric Group Co. Ltd. Class H	5,733,404	1,166
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,164
*	Huaneng Power International Inc. Class A	901,200	1,163
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,159
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	1,155
	Orient Securities Co. Ltd. Class A	1,002,057	1,151
	Datang International Power Generation Co. Ltd. Class H	5,821,035	1,146
	China Jinmao Holdings Group Ltd.	13,517,706	1,145
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,142
	Zhejiang NHU Co. Ltd. Class A	428,628	1,134
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,131
*	China Eastern Airlines Corp. Ltd. Class A	2,137,929	1,131
*	China Southern Airlines Co. Ltd. Class A	1,436,797	1,122
		Shares	Market Value• ($000)
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	1,118
[2]	Jiumaojiu International Holdings Ltd.	1,769,000	1,111
	Huadong Medicine Co. Ltd. Class A	244,100	1,109
	Montage Technology Co. Ltd. Class A	159,095	1,105
	Poly Property Services Co. Ltd. Class H	271,246	1,102
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	1,101
	New China Life Insurance Co. Ltd. Class A	250,347	1,083
*	Hainan Airlines Holding Co. Ltd. Class A	5,742,618	1,083
	Yangzijiang Financial Holding Ltd.	4,680,796	1,077
	Hygon Information Technology Co. Ltd. Class A	99,464	1,070
	Beijing New Building Materials plc Class A	236,796	1,069
	GoerTek Inc. Class A	492,220	1,069
	GigaDevice Semiconductor Inc. Class A	99,071	1,069
	Yutong Bus Co. Ltd. Class A	302,400	1,068
	Everbright Securities Co. Ltd. Class A	467,695	1,065
	China CITIC Bank Corp. Ltd. Class A	1,122,735	1,064
	Beijing Roborock Technology Co. Ltd. Class A	18,185	1,062
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,233,400	1,060
*,2	Jinxin Fertility Group Ltd.	3,099,161	1,045
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	1,043
*	Spring Airlines Co. Ltd. Class A	133,300	1,043
*	Yintai Gold Co. Ltd. Class A	410,040	1,040
	Eoptolink Technology Inc. Ltd. Class A	88,700	1,040
	Dongfang Electric Corp. Ltd. Class H	765,491	1,038
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,035
*	Hengli Petrochemical Co. Ltd. Class A	480,400	1,026
*,1,2	Remegen Co. Ltd. Class H	290,500	1,025
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	665,173	1,016
		Shares	Market Value• ($000)
	Hisense Home Appliances Group Co. Ltd. Class A	190,300	1,013
	Jinko Solar Co. Ltd. Class A	972,878	1,011
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	1,010
*,1	China Eastern Airlines Corp. Ltd. Class H	3,897,171	1,006
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,006
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,005
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	1,001
*	Hopson Development Holdings Ltd.	2,102,947	999
	People's Insurance Co. Group of China Ltd. Class A	1,384,900	999
	Towngas Smart Energy Co. Ltd.	2,573,307	991
	LB Group Co. Ltd. Class A	340,500	984
	Huayu Automotive Systems Co. Ltd. Class A	430,169	977
*	Air China Ltd. Class A	958,326	974
	Imeik Technology Development Co. Ltd. Class A	32,760	969
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	963
	Sailun Group Co. Ltd. Class A	420,800	962
	ENN Natural Gas Co. Ltd. Class A	385,400	960
	China Reinsurance Group Corp. Class H	13,486,206	960
	China Coal Energy Co. Ltd. Class A	589,138	956
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	559,819	952
	China Jushi Co. Ltd. Class A	575,453	946
[2]	China Merchants Securities Co. Ltd. Class H	1,132,113	941
	Guanghui Energy Co. Ltd. Class A	916,800	932
*,1	Seazen Group Ltd.	5,389,639	930
	Trina Solar Co. Ltd. Class A	316,234	925
*	Kunlun Tech Co. Ltd. Class A	169,000	922
	Gongniu Group Co. Ltd. Class A	55,895	921
	Yunnan Aluminium Co. Ltd. Class A	466,000	920
*	JA Solar Technology Co. Ltd. Class A	469,089	920
	JCET Group Co. Ltd. Class A	260,200	917

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sieyuan Electric Co. Ltd. Class A	101,500	911
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	908
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	907
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	905
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	302,900	904
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,623,558	900
	Western Mining Co. Ltd. Class A	326,300	900
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	899
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	895
	Beijing Tiantan Biological Products Corp. Ltd. Class A	225,800	894
	CSG Holding Co. Ltd. Class B	2,916,352	891
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	891
[2]	Angelalign Technology Inc.	88,767	889
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	884
	China Everbright Ltd.	1,656,662	883
	Yankuang Energy Group Co. Ltd. Class A	276,354	880
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	876
	Industrial Securities Co. Ltd. Class A	1,135,810	873
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	872
	Changchun High & New Technology Industry Group Inc. Class A	55,882	869
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	869
*	Kuang-Chi Technologies Co. Ltd. Class A	322,300	868
	Lee & Man Paper Manufacturing Ltd.	2,857,583	860
	Guosen Securities Co. Ltd. Class A	693,581	858
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	855
*	Guangshen Railway Co. Ltd. Class H	3,142,100	853
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A	264,729	852
	YTO Express Group Co. Ltd. Class A	389,000	851
	Huadian Power International Corp. Ltd. Class A	910,700	849
	China Oilfield Services Ltd. Class A	344,089	848
	China National Chemical Engineering Co. Ltd. Class A	891,800	847
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	178,920	846
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	845
	Maxscend Microelectronics Co. Ltd. Class A	67,008	835
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	829
	Sun Art Retail Group Ltd.	4,005,500	827
	Dongfang Electric Corp. Ltd. Class A	355,984	827
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	824
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	821
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	817
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	815
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	815
	GalaxyCore Inc. Class A	356,844	814
	Metallurgical Corp. of China Ltd. Class A	1,786,900	805
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	132,679	803
	China Lesso Group Holdings Ltd.	1,910,883	801
*	Tuya Inc. ADR	454,387	795
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	791
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	791
*	Wingtech Technology Co. Ltd. Class A	180,800	782
	Shenergy Co. Ltd. Class A	663,000	778
*	New Hope Liuhe Co. Ltd. Class A	630,900	776
	Hundsun Technologies Inc. Class A	274,442	775
		Shares	Market Value• ($000)
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	772
	Shengyi Technology Co. Ltd. Class A	288,700	770
*,2	China Bohai Bank Co. Ltd. Class H	5,854,083	769
	Yealink Network Technology Corp. Ltd. Class A	157,595	767
*	Isoftstone Information Technology Group Co. Ltd. Class A	133,300	767
[2]	Legend Holdings Corp. Class H	1,083,979	766
	Yonyou Network Technology Co. Ltd. Class A	477,962	765
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	764
[2]	Orient Securities Co. Ltd. Class H	1,836,835	760
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	753
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	752
	Shandong Sun Paper Industry JSC Ltd. Class A	350,000	751
	HLA Group Corp. Ltd. Class A	598,053	751
*	Hainan Airport Infrastructure Co. Ltd. Class A	1,541,723	744
	China Energy Engineering Corp. Ltd. Class H	7,418,000	743
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	730
	Hualan Biological Engineering Inc. Class A	267,864	719
	Ningbo Deye Technology Co. Class A	55,850	719
	China Resources Microelectronics Ltd. Class A	143,162	719
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	718
[1]	Tianqi Lithium Corp. Class H	185,600	715
	SG Micro Corp. Class A (XSHE)	67,275	711
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	757,218	709
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	708
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	706
	Youngor Group Co. Ltd. Class A	655,000	706
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	698

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	694
	Hisense Visual Technology Co. Ltd. Class A	180,100	692
	Lingyi iTech Guangdong Co. Class A	966,500	691
	Wens Foodstuffs Group Co. Ltd. Class A	259,880	688
	Supcon Technology Co. Ltd. Class A	104,832	687
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	686
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	685
	Yunnan Energy New Material Co. Ltd. Class A	119,210	683
*	National Silicon Industry Group Co. Ltd. Class A	373,782	682
	Ninestar Corp. Class A	195,225	679
	Western Securities Co. Ltd. Class A	662,694	675
	Chongqing Brewery Co. Ltd. Class A	69,400	673
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	435,350	672
	Flat Glass Group Co. Ltd. Class A	183,400	671
	Hubei Energy Group Co. Ltd. Class A	842,208	669
	Caitong Securities Co. Ltd. Class A	630,577	665
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	664
	China XD Electric Co. Ltd. Class A	683,722	663
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	655
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	655
*	Loongson Technology Corp. Ltd. Class A	55,361	652
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	650
	GEM Co. Ltd. Class A	677,098	649
	Shenzhen Energy Group Co. Ltd. Class A	651,220	649
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	648
	Huafon Chemical Co. Ltd. Class A	577,800	648
	Zangge Mining Co. Ltd. Class A	163,196	647
		Shares	Market Value• ($000)
*,1	Kingsoft Cloud Holdings Ltd.	3,088,995	645
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	299,800	645
*	Tongkun Group Co. Ltd. Class A	339,000	643
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	641
*	Gotion High-tech Co. Ltd. Class A	247,900	640
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	640
	Shanghai Baosight Software Co. Ltd. Class A	112,920	638
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	634
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	632
	Hunan Valin Steel Co. Ltd. Class A	874,300	629
	Huagong Tech Co. Ltd. Class A	137,159	628
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	628
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	452,000	624
	Hengtong Optic-electric Co. Ltd. Class A	320,200	623
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	612,082	622
	Lao Feng Xiang Co. Ltd. Class A	58,369	621
	CNOOC Energy Technology & Services Ltd. Class A	1,098,700	616
	Sinoma International Engineering Co. Class A	349,900	612
	SooChow Securities Co. Ltd. Class A	645,606	608
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	167,800	608
	Xuji Electric Co. Ltd. Class A	166,500	607
	CNGR Advanced Material Co. Ltd. Class A	84,080	607
	TongFu Microelectronics Co. Ltd. Class A	212,100	604
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	604
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	603
	Shenzhen Investment Ltd.	4,731,151	601
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	599
		Shares	Market Value• ($000)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	598
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	598
	China Greatwall Technology Group Co. Ltd. Class A	442,000	593
	Guoyuan Securities Co. Ltd. Class A	631,751	593
	Sinolink Securities Co. Ltd. Class A	492,400	593
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	590
	Xiamen C & D Inc. Class A	428,300	587
	Meihua Holdings Group Co. Ltd. Class A	382,100	585
*	OFILM Group Co. Ltd. Class A	479,400	582
	Eastroc Beverage Group Co. Ltd. Class A	19,800	581
	Jinduicheng Molybdenum Co. Ltd. Class A	369,700	578
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	575
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	575
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	573
	Pharmaron Beijing Co. Ltd. Class A	210,878	571
	Jointown Pharmaceutical Group Co. Ltd. Class A	502,934	569
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	567
	Bank of Changsha Co. Ltd. Class A	500,900	564
*	Wanda Film Holding Co. Ltd. Class A	279,999	564
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	560
*	Shenzhen Longsys Electronics Co. Ltd. Class A	42,600	558
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	554
	China International Capital Corp. Ltd. Class A	120,800	554
	Changjiang Securities Co. Ltd. Class A	706,986	552
	Offshore Oil Engineering Co. Ltd. Class A	627,100	550
	Nanjing Securities Co. Ltd. Class A	486,400	549
	SDIC Capital Co. Ltd. Class A	621,600	548

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	79,200	546
	Ecovacs Robotics Co. Ltd. Class A	80,000	545
	Ingenic Semiconductor Co. Ltd. Class A	62,500	544
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	542
*	Juneyao Airlines Co. Ltd. Class A	319,218	541
	Tian Di Science & Technology Co. Ltd. Class A	529,200	541
*	IRICO Display Devices Co. Ltd. Class A	485,500	540
	GRG Banking Equipment Co. Ltd. Class A	328,787	539
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	538
	China Rare Earth Resources And Technology Co. Ltd. Class A	139,300	538
	China Zheshang Bank Co. Ltd. Class A	1,301,950	538
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	538
	Dongxing Securities Co. Ltd. Class A	442,092	536
	China National Software & Service Co. Ltd. Class A	128,697	536
*	Wintime Energy Group Co. Ltd. Class A	2,881,900	536
	Hangzhou First Applied Material Co. Ltd. Class A	142,766	534
	Shanghai Electric Power Co. Ltd. Class A	422,000	534
	Huaxin Cement Co. Ltd. Class H	599,700	534
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	534
	Guobo Electronics Co. Ltd. Class A	52,600	534
	People.cn Co. Ltd. Class A	155,681	531
*	Jinke Smart Services Group Co. Ltd. Class H	459,100	531
	Eastern Air Logistics Co. Ltd. Class A	210,498	530
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	528
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	526
*	Unisplendour Corp. Ltd. Class A	183,037	524
		Shares	Market Value• ($000)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	869,600	524
	Cathay Biotech Inc. Class A	74,263	524
	Zhejiang Longsheng Group Co. Ltd. Class A	414,800	523
*	Shenzhen Goodix Technology Co. Ltd. Class A	61,800	522
[2]	Everbright Securities Co. Ltd. Class H	743,870	522
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	522
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	521
	Jiangsu Pacific Quartz Co. Ltd.Class A	48,200	520
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	519
	By-health Co. Ltd. Class A	237,266	518
	Sinoma Science & Technology Co. Ltd. Class A	241,600	517
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	516
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	515
	China National Accord Medicines Corp. Ltd. Class B	275,659	513
	Songcheng Performance Development Co. Ltd. Class A	342,320	512
	Ningbo Shanshan Co. Ltd. Class A	314,000	512
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	647,800	511
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	510
	Anjoy Foods Group Co. Ltd. Class A	40,100	509
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	507
	Weifu High-Technology Group Co. Ltd. Class B	347,462	504
	Piotech Inc. Class A	20,279	504
	First Capital Securities Co. Ltd. Class A	636,700	503
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	503
	Shenzhen MTC Co. Ltd. Class A	671,146	502
	Yunnan Tin Co. Ltd. Class A	221,500	502
		Shares	Market Value• ($000)
	Angel Yeast Co. Ltd. Class A	121,700	500
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	499
	China Baoan Group Co. Ltd. Class A	342,200	496
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	496
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	495
	Xiamen Tungsten Co. Ltd. Class A	187,399	494
	Zhejiang Supor Co. Ltd. Class A	60,776	493
	Sunwoda Electronic Co. Ltd. Class A	235,400	493
	Beijing Enlight Media Co. Ltd. Class A	382,000	492
	China National Medicines Corp. Ltd. Class A	102,700	492
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	489
	TangShan Port Group Co. Ltd. Class A	801,200	489
	Western Superconducting Technologies Co. Ltd. Class A	89,566	489
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	488
	Southwest Securities Co. Ltd. Class A	893,700	488
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	488
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	199,000	488
	Sichuan Changhong Electric Co. Ltd. Class A	638,000	488
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	485
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	485
[2]	Pharmaron Beijing Co. Ltd. Class H	394,027	483
	Yunnan Copper Co. Ltd. Class A	250,500	483
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	483
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	482
	Amlogic Shanghai Co. Ltd. Class A	60,336	480
	CNPC Capital Co. Ltd. Class A	594,191	480
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	479

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	478
	Jizhong Energy Resources Co. Ltd. Class A	461,603	477
	Ningbo Joyson Electronic Corp. Class A	197,500	477
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	475
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	472
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	471
[2]	Blue Moon Group Holdings Ltd.	1,677,000	470
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	469
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	469
	Goldwind Science & Technology Co. Ltd. Class A	445,497	468
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	466
	Central China Securities Co. Ltd. Class H	3,288,621	465
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	465
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	464
	CGN Power Co. Ltd. Class A	818,000	464
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	463
*	Hengyi Petrochemical Co. Ltd. Class A	448,600	463
	Wangsu Science & Technology Co. Ltd. Class A	352,300	458
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,488,503	458
	CSSC Science & Technology Co. Ltd. Class A	208,600	457
*	Tianfeng Securities Co. Ltd. Class A	1,138,700	457
	Goldwind Science & Technology Co. Ltd.	1,140,261	456
	Kingnet Network Co. Ltd. Class A	279,500	453
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	452
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	451
*	SICC Co. Ltd. Class A	59,095	451
		Shares	Market Value• ($000)
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	450
	AVICOPTER plc Class A	78,400	450
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	449
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	449
	Giant Network Group Co. Ltd. Class A	277,700	449
	Shede Spirits Co. Ltd. Class A	44,800	449
*	Pacific Securities Co Ltd./The/China Class A	928,800	448
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	446
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	445
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	445
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	445
	Walvax Biotechnology Co. Ltd. Class A	218,600	443
*	Yanlord Land Group Ltd.	1,342,387	440
*	Beijing Shougang Co. Ltd. Class A	1,001,600	440
	Ming Yang Smart Energy Group Ltd. Class A	326,600	440
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	308,600	440
	Xiamen Faratronic Co. Ltd. Class A	32,300	439
*	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	439
	Angang Steel Co. Ltd. Class H	2,658,568	438
*	Seazen Holdings Co. Ltd. Class A	321,597	436
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	436
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	436
	Liaoning Port Co. Ltd. Class A	2,183,500	434
	StarPower Semiconductor Ltd. Class A	22,700	434
	Sunresin New Materials Co. Ltd. Class A	67,300	433
	Sinomine Resource Group Co. Ltd. Class A	88,480	433
		Shares	Market Value• ($000)
	Capital Securities Co. Ltd. Class A	134,200	432
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	431
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	430
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	430
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	428
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	426
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	425
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	424
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	424
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	421
	Shenzhen Gas Corp. Ltd. Class A	408,000	421
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	420
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	420
	BBMG Corp. Class H	5,067,085	419
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	417
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	417
	China Great Wall Securities Co. Ltd. Class A	395,400	417
	Shenzhen SC New Energy Technology Corp. Class A	44,100	417
	Shanghai United Imaging Healthcare Co. Ltd. Class A	22,829	417
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	104,120	414
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	412
*,3	Guolian Securities Co. Ltd. Class A	286,300	412
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	412
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	412
	Hwatsing Technology Co. Ltd. Class A	17,578	412

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	411
	Shandong Hi-speed Co. Ltd. Class A	338,700	409
*	Tianma Microelectronics Co. Ltd. Class A	364,666	407
	Sinotrans Ltd. Class A	502,200	406
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	406
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	404
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	403
	Hesteel Co. Ltd. Class A	1,336,700	403
*	China Film Co. Ltd. Class A	245,666	403
*	Qi An Xin Technology Group Inc. Class A	94,732	403
	Jafron Biomedical Co. Ltd. Class A	105,984	402
	Sichuan Swellfun Co. Ltd. Class A	64,700	401
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	400
*	Guosheng Financial Holding Inc. Class A	244,600	400
	Ginlong Technologies Co. Ltd. Class A	54,314	400
	Oriental Pearl Group Co. Ltd. Class A	416,700	396
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	396
	Huaan Securities Co. Ltd. Class A	594,900	396
	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	396
*	Remegen Co. Ltd. Class A	51,741	396
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	395
	Bank of Guiyang Co. Ltd. Class A	508,200	395
	Empyrean Technology Co. Ltd. Class A	36,230	391
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	390
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	389
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	388
	Hunan Gold Corp. Ltd. Class A	180,700	386
*	BTG Hotels Group Co. Ltd. Class A	182,796	386
	Guangzhou Development Group Inc. Class A	438,700	385
		Shares	Market Value• ($000)
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	384
	China South Publishing & Media Group Co. Ltd. Class A	230,100	384
	Shenzhen SED Industry Co. Ltd. Class A	159,100	384
	Luxi Chemical Group Co. Ltd. Class A	238,800	381
*	Yonghui Superstores Co. Ltd. Class A	1,138,600	381
*	Topchoice Medical Corp. Class A	45,378	380
*	Vanchip Tianjin Technology Co. Ltd. Class A	51,044	380
*	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	379
*	Beiqi Foton Motor Co. Ltd. Class A	1,048,800	379
	Keda Industrial Group Co. Ltd. Class A	270,600	377
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	84,889	376
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	376
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	375
	CECEP Wind-Power Corp. Class A	864,890	374
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	373
	Beijing United Information Technology Co. Ltd. Class A	104,255	372
	COFCO Sugar Holding Co. Ltd. Class A	266,900	369
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	368
	Thunder Software Technology Co. Ltd. Class A	54,800	367
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	367
*	FAW Jiefang Group Co. Ltd. Class A	296,300	367
	Datang International Power Generation Co. Ltd. Class A	882,200	367
	Minmetals Capital Co. Ltd. Class A	580,800	366
*	Fujian Kuncai Material Technology Co. Ltd. Class A	60,700	366
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	365
*	Sinopec Oilfield Service Corp. Class H	5,410,803	364
		Shares	Market Value• ($000)
	ACM Research Shanghai Inc. Class A	32,367	364
	CECEP Solar Energy Co. Ltd. Class A	509,880	363
	Xiangcai Co. Ltd. Class A	374,600	361
	Huaxin Cement Co. Ltd. Class A	187,800	360
*	Greenland Holdings Corp. Ltd. Class A	1,423,000	360
*	NavInfo Co. Ltd. Class A	350,596	360
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	360
	Wuxi Autowell Technology Co. Ltd. Class A	28,953	360
	Hoymiles Power Electronics Inc. Class A	11,533	360
*	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	359
	Jiangsu Financial Leasing Co. Ltd. Class A	505,000	358
	Livzon Pharmaceutical Group Inc. Class A	64,500	357
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	357
*	Dada Nexus Ltd. ADR	175,137	356
	Shanghai Rural Commercial Bank Co. Ltd. Class A	382,189	356
	Gemdale Corp. Class A	649,600	355
*	Shandong Humon Smelting Co. Ltd. Class A	212,176	354
*	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	354
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	352
	Kingfa Sci & Tech Co. Ltd. Class A	340,600	350
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	349
	Beijing Originwater Technology Co. Ltd. Class A	516,100	348
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	347
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	347
	Bank of Chengdu Co. Ltd. Class A	169,900	347
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	346
*	Sichuan New Energy Power Co. Ltd. Class A	216,500	346
	Fujian Sunner Development Co. Ltd. Class A	160,100	345

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huali Industrial Group Co. Ltd. Class A	37,300	345
	Sealand Securities Co. Ltd. Class A	740,740	343
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	341
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	340
[3]	Wanxiang Qianchao Co. Ltd. Class A	479,233	340
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	339
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	339
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	337
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	337
*	Beijing Sinnet Technology Co. Ltd. Class A	261,100	336
	An Hui Wenergy Co. Ltd. Class A	291,400	335
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	334
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	334
	Canmax Technologies Co. Ltd. Class A	114,920	334
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	332
	JiuGui Liquor Co. Ltd. Class A	47,100	331
	Wolong Electric Group Co. Ltd. Class A	172,500	330
	Shanxi Securities Co. Ltd. Class A	455,390	329
	Newland Digital Technology Co. Ltd. Class A	140,399	328
*	GCL System Integration Technology Co. Ltd. Class A	974,100	328
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	327
*	BeiGene Ltd. Class A	17,882	327
	Zheshang Securities Co. Ltd. Class A	209,900	326
*,1,2	CanSino Biologics Inc. Class H	141,859	323
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	321
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	321
		Shares	Market Value• ($000)
	Shenghe Resources Holding Co. Ltd. Class A	237,500	321
[2]	Joinn Laboratories China Co. Ltd. Class H	305,563	321
	Zhefu Holding Group Co. Ltd. Class A	694,800	320
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	320
	Intco Medical Technology Co. Ltd. Class A	83,610	318
	Skshu Paint Co. Ltd. Class A	67,788	317
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	317
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	314
	Xiamen ITG Group Corp. Ltd. Class A	308,000	313
*	Polaris Bay Group Co. Ltd. Class A	304,100	313
	Glarun Technology Co. Ltd. Class A	159,000	313
	CITIC Heavy Industries Co. Ltd. Class A	525,500	313
	Ovctek China Inc. Class A	120,520	312
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	311
*	Jiangxi Special Electric Class A	232,600	311
	China Meidong Auto Holdings Ltd.	960,000	310
	China Meheco Co. Ltd. Class A	202,720	310
	Hangzhou Iron & Steel Co. Class A	443,600	310
	Hainan Mining Co. Ltd. Class A	310,500	309
	Northeast Securities Co. Ltd. Class A	324,100	307
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	306
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	306
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	67,634	306
	State Grid Yingda Co. Ltd. Class A	464,906	306
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	305
	Bank of Qingdao Co. Ltd. Class A	636,280	305
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	305
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	304
		Shares	Market Value• ($000)
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	303
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	303
	Shanghai M&G Stationery Inc. Class A	62,300	303
	Harbin Boshi Automation Co. Ltd. Class A	142,800	302
	Hongta Securities Co. Ltd. Class A	304,100	302
	Xinhu Zhongbao Co. Ltd. Class A	1,026,100	302
	DHC Software Co. Ltd. Class A	399,300	301
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	299
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	299
	China World Trade Center Co. Ltd. Class A	93,200	299
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	298
	Zhongtai Securities Co. Ltd. Class A	321,300	295
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	294
	Angang Steel Co. Ltd. Class A	884,100	293
*	Do-Fluoride New Materials Co. Ltd. Class A	153,020	291
	Kaishan Group Co. Ltd. Class A	163,044	291
	Bright Dairy & Food Co. Ltd. Class A	234,200	291
	Laobaixing Pharmacy Chain JSC Class A	62,608	289
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	288
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	59,600	287
	Chengxin Lithium Group Co. Ltd. Class A	115,200	285
*	ASR Microelectronics Co. Ltd. Class A	50,660	285
	AVIC Chengdu UAS Co. Ltd. Class A	56,215	285
	Sany Heavy Energy Co. Ltd. Class A	71,906	285
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	284
*	iRay Technology Co. Ltd. Class A	10,374	284
	Eyebright Medical Technology Beijing Co. Ltd. Class A	13,885	284

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	282
	Winning Health Technology Group Co. Ltd. Class A	298,080	282
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	281
	Shennan Circuits Co. Ltd. Class A	21,938	281
	Shanghai Construction Group Co. Ltd. Class A	851,600	281
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	281
	Shaanxi International Trust Co. Ltd. Class A	645,800	280
	Taiji Computer Corp. Ltd. Class A	86,698	280
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	280
	Aisino Corp. Class A	239,300	280
	Fujian Funeng Co. Ltd. Class A	202,540	279
	Beijing Jingneng Power Co. Ltd. Class A	588,800	276
	Huaxi Securities Co. Ltd. Class A	270,300	275
	Suofeiya Home Collection Co. Ltd. Class A	116,200	274
	BBMG Corp. Class A	1,057,400	273
*	Shenzhen Airport Co. Ltd. Class A	282,616	272
	Liaoning Cheng Da Co. Ltd. Class A	190,500	272
*	Bestechnic Shanghai Co. Ltd. Class A	16,276	272
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	272
	CMST Development Co. Ltd. Class A	379,200	271
	DongFeng Automobile Co. Ltd. Class A	266,800	271
*	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	270
*	Sinopec Oilfield Service Corp. Class A	1,051,000	270
*	Oriental Energy Co. Ltd. Class A	214,100	270
	ORG Technology Co. Ltd. Class A	414,500	267
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	267
	Jiangling Motors Corp. Ltd. Class A	74,254	267
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	267
	Oppein Home Group Inc. Class A	30,762	264
	Wangfujing Group Co. Ltd. Class A	139,900	263
		Shares	Market Value• ($000)
*	Shandong Xinchao Energy Corp. Ltd. Class A	886,900	263
	Yangling Metron New Material Inc. Class A	78,900	263
*	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	262
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	262
*	Ourpalm Co. Ltd. Class A	375,000	262
	Goke Microelectronics Co. Ltd. Class A	37,300	262
*	STO Express Co. Ltd. Class A	207,099	261
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	261
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	261
	China Enterprise Co. Ltd. Class A	666,255	261
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	260
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	260
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	260
	Raytron Technology Co. Ltd. Class A	57,119	260
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	257
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	257
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	257
	GoodWe Technologies Co. Ltd. Class A	20,088	257
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	78,300	256
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	255
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	254
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	253
*	Shanghai Awinic Technology Co. Ltd. Class A	31,562	252
*	All Winner Technology Co. Ltd. Class A	90,420	251
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	250
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	249
		Shares	Market Value• ($000)
[2]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	249
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	248
	Bank of Xi'an Co. Ltd. Class A	502,500	248
	Zhejiang Hailiang Co. Ltd. Class A	193,600	246
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	245
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	245
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	582,730	245
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	244
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	244
	Pylon Technologies Co. Ltd. Class A	22,358	244
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	243
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	243
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	242
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	242
*	Leo Group Co. Ltd. Class A	873,400	240
	Keboda Technology Co. Ltd. Class A	24,000	239
	Levima Advanced Materials Corp. Class A	101,600	239
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	238
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	237
	Sinochem International Corp. Class A	418,000	237
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	236
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	236
	Range Intelligent Computing Technology Group Co. Ltd. Class A	54,500	235
[2]	Qingdao Port International Co. Ltd. Class H	355,433	233
	Jiangsu Expressway Co. Ltd. Class A	152,175	233

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	233
	Chongqing Water Group Co. Ltd. Class A	330,700	232
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	230
	Chinalin Securities Co. Ltd. Class A	141,500	229
	Financial Street Holdings Co. Ltd. Class A	536,890	228
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	128,600	228
*	Tianshan Aluminum Group Co. Ltd. Class A	218,800	228
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	227
*	Alpha Group Class A	233,900	227
*	Guangshen Railway Co. Ltd. Class A	505,300	227
	Leyard Optoelectronic Co. Ltd. Class A	328,500	226
	Triangle Tyre Co. Ltd. Class A	94,400	224
	Perfect World Co. Ltd. Class A	161,300	222
*	Fushun Special Steel Co. Ltd. Class A	263,500	222
	Longshine Technology Group Co. Ltd. Class A	161,400	221
	Anhui Xinhua Media Co. Ltd. Class A	220,000	221
	Baoji Titanium Industry Co. Ltd. Class A	59,223	220
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	217
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	217
	Anker Innovations Technology Co. Ltd. Class A	18,200	216
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	216
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	216
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	215
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	213
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	212
	Weifu High-Technology Group Co. Ltd. Class A	82,500	211
		Shares	Market Value• ($000)
*	Lakala Payment Co. Ltd. Class A	106,100	211
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	415,500	211
	Shanghai Jahwa United Co. Ltd. Class A	72,900	210
*	Guangdong Golden Dragon Development Inc. Class A	136,800	208
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	208
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	208
	Hoyuan Green Energy Co. Ltd. Class A	68,500	208
*	China Grand Automotive Services Group Co. Ltd. Class A	1,009,400	208
	Rockchip Electronics Co. Ltd. Class A	26,300	208
	Shenzhen Dynanonic Co. Ltd. Class A	41,632	206
	Caida Securities Co. Ltd. Class A	215,500	206
	Guangzhou Port Co. Ltd. Class A	444,900	206
	Shanghai Huayi Group Co. Ltd. Class A	223,700	205
	Suzhou Novosense Microelectronics Co. Ltd. Class A	15,419	205
	China Southern Power Grid Energy Storage Co. Ltd. Class A	149,300	205
	Shandong Publishing & Media Co. Ltd. Class A	145,100	204
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	204
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	204
	Addsino Co. Ltd. Class A	205,500	203
	Dongguan Development Holdings Co. Ltd. Class A	145,600	203
	East Group Co. Ltd. Class A	263,800	202
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	202
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	201
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	200
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	199
	Luenmei Quantum Co. Ltd. Class A	244,900	199
		Shares	Market Value• ($000)
	Tianjin Port Co. Ltd. Class A	322,500	198
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	196
	Shanghai AJ Group Co. Ltd. Class A	315,233	196
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	196
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	195
	C&S Paper Co. Ltd. Class A	158,800	195
	China International Marine Containers Group Co. Ltd. Class A	155,340	194
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	193
	Bank of Suzhou Co. Ltd. Class A	184,760	192
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	192
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	191
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	188
	3peak Inc. Class A	14,710	188
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	187
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	187
	Shanghai Huayi Group Co. Ltd. Class B	421,647	186
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	186
*	Hytera Communications Corp. Ltd. Class A	316,800	185
*	China TransInfo Technology Co. Ltd. Class A	137,600	185
	Daan Gene Co. Ltd. Class A	192,016	185
*	Neusoft Corp. Class A	159,000	185
	Jihua Group Corp. Ltd. Class A	482,300	185
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	184
	Bluestar Adisseo Co. Class A	133,700	184
*	Harbin Hatou Investment Co. Ltd. Class A	253,629	184
	Valiant Co. Ltd. Class A	115,600	183

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Youngy Co. Ltd. Class A	36,300	183
	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	182
*	Shandong Denghai Seeds Co. Ltd. Class A	135,400	182
	China National Accord Medicines Corp. Ltd. Class A	37,310	181
	Yunda Holding Co. Ltd. Class A	167,770	181
	Zhejiang Medicine Co. Ltd. Class A	131,900	181
	Chongqing Department Store Co. Ltd. Class A	50,200	180
	BOC International China Co. Ltd. Class A	127,700	180
	Dian Diagnostics Group Co. Ltd. Class A	92,200	179
	Jiajiayue Group Co. Ltd. Class A	121,900	179
*	Sangfor Technologies Inc. Class A	23,400	176
	Shenzhen Expressway Corp. Ltd. Class A	126,300	176
	Tianneng Battery Group Co. Ltd. Class A	44,341	176
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	175
	Autobio Diagnostics Co. Ltd. Class A	22,100	174
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	174
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	172
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	37,397	172
*	Sichuan Teway Food Group Co. Ltd. Class A	89,244	172
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	172
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	170
*	Deppon Logistics Co. Ltd. Class A	73,700	169
	Autohome Inc. Class A	26,424	169
	Porton Pharma Solutions Ltd. Class A	73,195	169
	Camel Group Co. Ltd. Class A	148,270	168
*	OPT Machine Vision Tech Co. Ltd. Class A	16,155	168
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	166
		Shares	Market Value• ($000)
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	166
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	165
	Zhejiang Runtu Co. Ltd. Class A	181,405	165
	Visual China Group Co. Ltd. Class A	87,900	165
	Huapont Life Sciences Co. Ltd. Class A	257,600	165
	Central China Securities Co. Ltd. Class A	316,700	165
*	Shanying International Holding Co. Ltd. Class A	647,200	164
*	Rising Nonferrous Metals Share Co. Ltd. Class A	41,800	162
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	161
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	161
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	161
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	160
*	Xinfengming Group Co. Ltd. Class A	81,300	160
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	160
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	158
	Cinda Real Estate Co. Ltd. Class A	318,983	158
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	157
*	Huaihe Energy Group Co. Ltd. Class A	391,900	157
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	156
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	155
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	154
	Joyoung Co. Ltd. Class A	95,700	153
*	Far East Smarter Energy Co. Ltd. Class A	280,600	153
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	152
	Guangdong South New Media Co. Ltd. Class A	29,300	152
		Shares	Market Value• ($000)
	Beijing Gehua CATV Network Co. Ltd. Class A	154,600	151
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	150
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	150
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	150
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	149
*	CanSino Biologics Inc. Class A	21,240	149
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	148
*	Hunan Corun New Energy Co. Ltd. Class A	246,100	148
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	147
	Shanghai Bailian Group Co. Ltd. Class B	308,716	146
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	146
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	146
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	146
*	Wonders Information Co. Ltd. Class A	183,400	146
	Shanghai Environment Group Co. Ltd. Class A	112,800	145
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	143
	Huaxia Eye Hospital Group Class A	39,500	142
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	384,200	141
*	Topsec Technologies Group Inc. Class A	163,600	140
	Qingdao Port International Co. Ltd. Class A	125,700	140
	Shenzhen Aisidi Co. Ltd. Class A	83,700	139
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	139
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	138
	Anhui Expressway Co. Ltd. Class A	76,200	137

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Digital China Information Service Co. Ltd. Class A	72,800	136
	Easyhome New Retail Group Co. Ltd.Class A	323,400	136
	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	135
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	135
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	135
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	134
	Qinhuangdao Port Co. Ltd. Class A	294,000	134
*	NanJi E-Commerce Co. Ltd. Class A	314,099	133
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	132
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	132
	KingClean Electric Co. Ltd. Class A	35,714	130
	Beijing Capital Development Co. Ltd. Class A	340,513	130
	Skyworth Digital Co. Ltd. Class A	88,700	128
	Shanghai Bailian Group Co. Ltd. Class A	104,700	128
	Winner Medical Co. Ltd. Class A	29,540	128
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	127
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	127
	China Merchants Port Group Co. Ltd. Class A	48,600	126
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	126
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	125
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	125
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	125
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	125
*,3	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	124
	Rizhao Port Co. Ltd. Class A	319,600	124
*	Greattown Holdings Ltd. Class A	227,200	123
		Shares	Market Value• ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	121
	Opple Lighting Co. Ltd. Class A	47,874	120
	Hunan Changyuan Lico Co. Ltd. Class A	158,590	120
	Jiangling Motors Corp. Ltd. Class B	105,836	119
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	119
	Suning Universal Co. Ltd. Class A	420,023	119
	MGI Tech Co. Ltd. Class A	14,830	119
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	118
	Joinn Laboratories China Co. Ltd. Class A	51,828	117
	ADAMA Ltd. Class A	134,900	117
	Yuneng Technology Co. Ltd. Class A	12,152	117
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	115
*	Qingdao Rural Commercial Bank Corp. Class A	289,500	113
	Sinosoft Co. Ltd. Class A	28,393	113
*	Tibet Summit Resources Co. Ltd. Class A	79,600	112
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	112
	Guizhou Zhenhua E Chem Inc. Class A	62,464	111
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	105
	BGI Genomics Co. Ltd. Class A	18,391	104
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	570,100	104
	Maccura Biotechnology Co. Ltd. Class A	55,900	101
*	Offcn Education Technology Co. Ltd. Class A	277,400	101
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	59,800	100
	Guangdong Marubi Biotechnology Co. Ltd. Class A	23,989	100
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	99
*	Youzu Interactive Co. Ltd. Class A	74,000	99
	Juewei Food Co. Ltd. Class A	34,894	98
*	Beijing Haixin Energy Technology Co. Ltd. Class A	292,200	95
		Shares	Market Value• ($000)
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	92
	Transfar Zhilian Co. Ltd. Class A	144,000	89
*	North China Pharmaceutical Co. Ltd. Class A	122,700	88
*	Double Medical Technology Inc. Class A	19,400	86
	Rongan Property Co. Ltd. Class A	245,300	82
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	81
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	143,300	80
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	113,100	80
	Blue Sail Medical Co. Ltd. Class A	99,100	77
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	76
	Shanghai SMI Holding Co. Ltd. Class A	154,200	76
	Bestore Co. Ltd. Class A	35,300	73
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	72
*,3	Holitech Technology Co. Ltd. Class A	399,600	70
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	70
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	68
*	Autel Intelligent Technology Corp. Ltd. Class A	18,295	68
	Toly Bread Co. Ltd. Class A	76,654	65
*	Huayi Brothers Media Corp. Class A	235,000	65
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	64
*	Jilin Yatai Group Co. Ltd. Class A	336,000	63
	Three Squirrels Inc. Class A	18,000	61
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	60
	Sansure Biotech Inc. Class A	20,483	58
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	405,203	53
*	China Fortune Land Development Co. Ltd. Class A	319,200	53
	Xiamen Intretech Inc. Class A	26,180	52
	Red Star Macalline Group Corp. Ltd. Class A	107,580	47

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China West Construction Group Co. Ltd. Class A	50,600	41
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	33
*,3	Yango Group Co. Ltd. Class A	522,797	27
	Contec Medical Systems Co. Ltd. Class A	11,700	26
	CSG Holding Co. Ltd. Class A	30,500	24
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	22,736	10
			4,034,320
Colombia (0.0%)
	Bancolombia SA ADR	220,486	7,214
	Interconexion Electrica SA ESP	882,001	4,069
	Ecopetrol SA	5,689,719	3,307
[1]	Ecopetrol SA ADR	180,683	2,098
			16,688
Czech Republic (0.0%)
	CEZ A/S	314,323	11,609
*	Komercni banka A/S	150,625	5,550
[2]	Moneta Money Bank A/S	670,223	2,702
	Colt CZ Group SE	14,222	391
			20,252
Denmark (2.1%)
	Novo Nordisk A/S Class B	6,164,050	790,491
*	Vestas Wind Systems A/S	2,002,063	53,652
	DSV A/S	347,212	49,328
	Novonesis (Novozymes) Class B	693,387	38,397
	Danske Bank A/S	1,320,880	38,024
*	Genmab A/S	129,877	36,058
	Coloplast A/S Class B	247,333	29,820
	Pandora A/S	165,139	25,134
	Carlsberg A/S Class B	182,962	24,611
*,2	Orsted A/S	377,283	20,735
	Tryg A/S	676,720	13,394
	AP Moller - Maersk A/S Class B	8,724	12,642
*	Demant A/S	188,016	8,978
	AP Moller - Maersk A/S Class A	4,532	6,427
	ROCKWOOL A/S Class B	17,362	5,660
	H Lundbeck A/S	499,913	2,431
*	Svitzer A/S	26,512	891
	H Lundbeck A/S Class A	124,308	523
			1,157,196
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,461,788	6,705
	Telecom Egypt Co.	670,733	433
	Egypt Kuwait Holding Co. SAE (XCAI)	437,682	355
		Shares	Market Value• ($000)
	Egypt Kuwait Holding Co. SAE	229,221	157
			7,650
Finland (0.6%)
	Nordea Bank Abp	5,225,418	60,742
	Nokia OYJ	10,418,868	37,876
	UPM-Kymmene OYJ	1,062,966	37,252
	Sampo OYJ Class A	887,973	36,037
	Kone OYJ Class B	650,331	31,702
	Neste OYJ	832,193	18,865
	Wartsila OYJ Abp	969,060	17,877
	Nordea Bank Abp (XHEL)	1,417,270	16,608
	Stora Enso OYJ Class R	1,146,595	15,273
	Metso OYJ	1,275,653	14,462
	Elisa OYJ	283,624	12,788
	Fortum OYJ	867,378	11,430
	Kesko OYJ Class B	539,000	9,202
	Valmet OYJ	328,767	8,203
	Orion OYJ Class B	207,917	7,939
			336,256
France (7.1%)
	LVMH Moet Hennessy Louis Vuitton SE	492,873	404,864
	TotalEnergies SE	4,108,910	298,302
	Schneider Electric SE	1,063,338	242,455
	Sanofi SA	2,168,507	214,233
	Airbus SE	1,166,880	192,019
	L'Oreal SA Loyalty Shares	348,321	163,311
	Hermes International SCA	68,104	163,040
	Safran SA	678,942	147,216
	BNP Paribas SA	2,040,558	146,842
	Air Liquide SA Loyalty Shares	681,893	133,364
	EssilorLuxottica SA	606,209	129,263
	AXA SA	3,537,225	122,217
	Vinci SA	972,516	113,956
	Danone SA	1,241,456	77,699
	Cie de Saint-Gobain SA	915,329	72,387
	Capgemini SE	321,383	67,549
	Pernod Ricard SA	403,378	61,008
	Air Liquide SA (XPAR)	302,516	59,166
	Cie Generale des Etablissements Michelin SCA	1,394,703	53,583
	L'Oreal SA (XPAR)	112,374	52,687
	Dassault Systemes SE	1,334,431	52,379
	Legrand SA	506,350	52,036
	STMicroelectronics NV	1,296,721	51,331
	Publicis Groupe SA	455,071	50,216
	Kering SA	142,833	50,059
	Orange SA	3,808,249	42,387
	Societe Generale SA	1,448,493	39,030
	Veolia Environnement SA	1,236,039	38,426
*	Engie SA Loyalty Shares	2,201,433	38,218
	Thales SA	194,549	32,697
	Credit Agricole SA	2,000,759	30,958
	Edenred SE	498,827	23,670
*	Engie SA (XPAR)	1,156,736	20,082
	Renault SA	383,856	19,014
	Bureau Veritas SA	632,138	18,437
	Carrefour SA	1,072,134	18,037
		Shares	Market Value• ($000)
*	Unibail-Rodamco-Westfield	205,195	17,099
	Eiffage SA	155,281	16,568
	Eurofins Scientific SE	258,715	15,856
	Accor SA	351,882	15,421
[2]	Euronext NV	162,240	14,610
	Bouygues SA	360,590	13,290
	Vivendi SE	1,233,628	12,551
	Rexel SA	472,962	12,259
	Getlink SE	696,931	11,864
	Arkema SA	114,815	11,847
	Bollore SE	1,725,626	11,201
	Klepierre SA	406,671	10,920
*	Teleperformance SE	120,213	10,889
	Sartorius Stedim Biotech	50,505	10,877
	Gecina SA	102,649	10,481
	SCOR SE	298,947	9,754
	Dassault Aviation SA	44,959	9,623
[1]	Alstom SA	572,955	9,034
	BioMerieux	84,757	9,010
	Ipsen SA	68,378	8,317
	Aeroports de Paris SA	63,989	8,128
[2]	Amundi SA	113,389	7,910
*	Air Liquide SA	38,749	7,578
[2]	La Francaise des Jeux SAEM	199,163	7,505
*	Sodexo SA ACT Loyalty Shares	71,094	6,190
	Valeo SE	435,272	5,516
	Wendel SE	54,082	5,515
*	Pluxee NV	172,338	5,313
	Covivio SA	104,306	5,192
*	Eurazeo SE Prime DE Fidelite	56,737	5,111
*,2	Worldline SA	482,694	5,007
*	SOITEC	49,557	4,846
	Sodexo SA (XPAR)	52,858	4,603
	Remy Cointreau SA	45,195	4,288
[2]	Neoen SA	136,550	4,179
	SEB SA Loyalty Shares	31,871	3,762
*	Sodexo SA Loyalty Shares 2025	38,129	3,320
*	JCDecaux SE	145,668	3,040
[2]	ALD SA	392,999	2,585
*	Eurazeo SE (XPAR)	26,655	2,401
*	Engie SA	127,790	2,218
	SEB SA (XPAR)	16,823	1,986
*	Eurazeo SE PF 2025	11,587	1,044
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	548
*	Sodexo SA (Loyalty Line 2025)	5,047	439
			3,841,833
Germany (5.0%)
	SAP SE	2,185,531	394,635
	Siemens AG (Registered)	1,485,192	278,226
	Allianz SE (Registered)	777,698	220,699
	Deutsche Telekom AG (Registered)	6,430,715	147,299
	Mercedes-Benz Group AG	1,712,505	129,535
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	271,232	119,290

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	BASF SE	1,773,333	92,917
	Infineon Technologies AG	2,599,840	90,222
	Deutsche Post AG	1,977,090	82,781
	adidas AG	329,148	79,319
	Deutsche Boerse AG	366,194	70,599
	Bayerische Motoren Werke AG (XETR)	615,379	67,045
	Deutsche Bank AG (Registered)	4,055,310	64,773
	E.ON SE	4,414,111	58,451
	Bayer AG (Registered)	1,955,011	57,029
	RWE AG	1,418,649	49,419
	Daimler Truck Holding AG	1,067,936	48,160
	Rheinmetall AG	86,349	47,582
	Merck KGaA	257,170	40,865
	Vonovia SE	1,390,495	40,180
	Commerzbank AG	2,073,956	30,823
[2]	Siemens Healthineers AG	550,901	30,552
	Beiersdorf AG	198,866	29,890
	Hannover Rueck SE	119,470	29,634
	Heidelberg Materials AG	278,313	28,008
	Symrise AG	260,175	27,889
	MTU Aero Engines AG	107,463	25,890
	Fresenius SE & Co. KGaA	821,890	24,525
*	Siemens Energy AG	1,077,856	22,132
	Brenntag SE	264,607	21,117
*,2	Covestro AG	368,706	18,466
*	Qiagen NV	426,396	17,803
	Fresenius Medical Care AG	405,022	17,053
	Henkel AG & Co. KGaA (XTER)	199,310	14,332
	Continental AG	216,093	14,005
*	GEA Group AG	345,014	13,925
*	LEG Immobilien SE (XETR)	146,624	12,447
*,2	Zalando SE	438,549	11,475
*,2	Delivery Hero SE	392,662	10,986
[2]	Scout24 SE	148,778	10,929
	CTS Eventim AG & Co. KGaA	117,941	10,429
	Knorr-Bremse AG	130,921	9,715
	Nemetschek SE	107,093	9,464
	Puma SE	197,226	9,106
*	Deutsche Lufthansa AG (Registered)	1,192,710	8,536
	Evonik Industries AG	404,386	8,428
	Talanx AG	108,806	8,184
[1]	Volkswagen AG	57,915	8,176
	Rational AG	9,498	8,102
	Bechtle AG	165,082	7,967
	Carl Zeiss Meditec AG (Bearer)	73,392	7,744
	KION Group AG	144,261	6,649
	thyssenkrupp AG	966,661	4,851
	HOCHTIEF AG	42,772	4,504
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,577
	Traton SE	99,322	3,527
[2]	DWS Group GmbH & Co. KGaA	82,198	3,468
	Wacker Chemie AG	30,213	3,234
	Sixt SE (XETR)	29,253	2,801
	FUCHS SE	65,390	2,390
		Shares	Market Value• ($000)
	RTL Group SA	75,999	2,343
	Fielmann Group AG	48,517	2,262
	Deutsche Wohnen SE	97,797	1,845
	Sartorius AG	4,596	1,073
			2,729,282
Greece (0.2%)
*	National Bank of Greece SA	1,493,548	12,020
*	Eurobank Ergasias Services and Holdings SA Class A	5,101,659	10,914
	Mytilineos SA	204,100	8,280
*	Piraeus Financial Holdings SA	2,034,210	8,149
*	Alpha Services and Holdings SA	4,290,090	7,244
	JUMBO SA	219,025	6,817
	OPAP SA	382,293	6,360
	Hellenic Telecommunications Organization SA	336,221	5,108
*	Public Power Corp. SA	413,150	4,931
	Motor Oil Hellas Corinth Refineries SA	114,884	3,333
	Titan Cement International SA	78,526	2,486
	Terna Energy SA	108,095	2,101
	GEK TERNA SA	108,841	1,939
	HELLENiQ ENERGY Holdings SA	183,456	1,645
*	LAMDA Development SA	163,159	1,197
*	Aegean Airlines SA	76,910	1,032
*	Athens International Airport SA	93,774	832
	Sarantis SA	58,908	744
	Holding Co. ADMIE IPTO SA	240,220	570
	Cenergy Holdings SA	67,379	569
	Epsilon Net SA	43,467	557
*	Intrakat Technical & Energy Projects SA	94,003	540
	Autohellas Tourist and Trading SA	37,932	518
	Viohalco SA	79,412	488
	Athens Water Supply & Sewage Co. SA	79,168	483
*	Ellaktor SA	165,836	463
	Quest Holdings SA	49,530	306
	Piraeus Port Authority SA	11,411	302
*,3	FF Group	60,219	—
			89,928
Hong Kong (1.4%)
	AIA Group Ltd.	22,665,011	166,007
	Hong Kong Exchanges & Clearing Ltd.	2,537,255	80,620
	Techtronic Industries Co. Ltd.	2,614,274	36,127
	Sun Hung Kai Properties Ltd.	2,829,994	26,107
	CLP Holdings Ltd.	3,288,871	25,870
	CK Hutchison Holdings Ltd.	5,311,599	25,797
	BOC Hong Kong Holdings Ltd.	7,161,030	21,949
	Link REIT	5,083,030	21,780
		Shares	Market Value• ($000)
	Galaxy Entertainment Group Ltd.	4,320,061	19,384
	Hang Seng Bank Ltd.	1,434,337	18,914
	Lenovo Group Ltd.	15,350,809	17,266
	Hong Kong & China Gas Co. Ltd.	21,755,110	16,542
	CK Asset Holdings Ltd.	3,835,938	16,362
	Power Assets Holdings Ltd.	2,715,404	15,576
	Jardine Matheson Holdings Ltd.	391,632	14,987
*	Sands China Ltd.	4,807,904	11,340
[2]	WH Group Ltd.	15,486,502	11,256
	Wharf Real Estate Investment Co. Ltd.	3,082,420	9,563
	MTR Corp. Ltd.	2,838,672	9,329
*,2	Samsonite International SA	2,590,003	9,106
	PRADA SpA	1,011,635	8,250
	Henderson Land Development Co. Ltd.	2,605,302	7,855
	ASMPT Ltd.	620,900	7,716
	Swire Pacific Ltd. Class A	884,852	7,494
	Sino Land Co. Ltd.	6,914,520	7,393
	Hongkong Land Holdings Ltd.	2,208,054	7,055
	CK Infrastructure Holdings Ltd.	1,165,059	6,582
	Wharf Holdings Ltd.	1,898,643	6,109
[1,2]	ESR Group Ltd.	5,387,314	5,904
[1]	SITC International Holdings Co. Ltd.	2,555,534	5,542
	Chow Tai Fook Jewellery Group Ltd.	3,479,497	4,734
[2]	Budweiser Brewing Co. APAC Ltd.	3,335,133	4,640
	Xinyi Glass Holdings Ltd.	4,272,583	4,566
	Swire Properties Ltd.	2,114,292	4,373
	AAC Technologies Holdings Inc.	1,339,337	4,263
	PCCW Ltd.	8,228,776	4,114
[1]	Hang Lung Properties Ltd.	3,598,140	3,971
	Orient Overseas International Ltd.	260,500	3,799
*	HUTCHMED China Ltd.	971,500	3,714
	Bank of East Asia Ltd.	2,692,052	3,390
	L'Occitane International SA	817,105	3,367
[2]	BOC Aviation Ltd.	419,326	3,335
[1]	New World Development Co. Ltd.	2,711,554	2,880
*	Wynn Macau Ltd.	2,848,520	2,645
	Yue Yuen Industrial Holdings Ltd.	1,423,824	2,521
	MGM China Holdings Ltd.	1,453,723	2,454
	Kerry Properties Ltd.	1,183,233	2,294
*	MMG Ltd.	4,931,627	2,236
	Man Wah Holdings Ltd.	3,020,053	2,204
[1]	Cathay Pacific Airways Ltd.	2,037,730	2,194
	First Pacific Co. Ltd.	4,527,139	2,117

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Swire Pacific Ltd. Class B	1,558,588	2,117
	Hang Lung Group Ltd.	1,738,040	2,062
	Hysan Development Co. Ltd.	1,190,877	1,856
	VTech Holdings Ltd.	319,820	1,849
*,1	SJM Holdings Ltd.	4,726,143	1,735
*	Shangri-La Asia Ltd.	2,180,616	1,521
*	NagaCorp Ltd.	2,750,565	1,442
	NWS Holdings Ltd.	1,657,079	1,401
	Vitasoy International Holdings Ltd.	1,612,957	1,204
*	Melco International Development Ltd.	1,601,675	1,203
	DFI Retail Group Holdings Ltd.	599,214	1,163
	United Energy Group Ltd.	15,262,205	1,089
	Johnson Electric Holdings Ltd.	725,143	989
	Nexteer Automotive Group Ltd.	1,648,541	869
	China Travel International Investment Hong Kong Ltd.	5,292,794	849
	Champion REIT	3,668,530	817
[1]	Huabao International Holdings Ltd.	1,942,849	671
*,2	FIT Hon Teng Ltd.	2,240,242	642
*	Super Hi International Holding Ltd.	323,523	586
	Dah Sing Banking Group Ltd.	658,505	538
	Kerry Logistics Network Ltd.	532,965	499
			738,695
Hungary (0.1%)
	OTP Bank Nyrt	459,831	22,792
	Richter Gedeon Nyrt	291,949	7,433
	MOL Hungarian Oil & Gas plc	867,908	7,113
	Magyar Telekom Telecommunications plc	714,128	1,801
			39,139
Iceland (0.0%)
	Marel HF	1,145,201	3,946
[2]	Arion Banki HF	2,802,963	2,846
*	Alvotech SA	163,521	2,419
	Islandsbanki HF	2,261,037	1,664
	Hagar HF	2,087,422	1,106
*	Kvika banki HF	9,511,130	945
	Festi HF	604,369	821
	Reitir fasteignafelag hf	1,431,854	765
*	Hampidjan HF	699,413	700
	Eimskipafelag Islands hf	220,481	509
*	Icelandair Group HF	48,100,311	346
			16,067
India (5.7%)
	Reliance Industries Ltd.	6,719,886	235,897
	HDFC Bank Ltd.	11,168,531	202,827
	Tata Consultancy Services Ltd.	2,066,062	94,295
	Bharti Airtel Ltd. (XNSE)	4,803,802	76,038
	ICICI Bank Ltd.	4,886,951	67,337
		Shares	Market Value• ($000)
	Axis Bank Ltd.	4,552,857	63,549
	Infosys Ltd.	3,561,828	60,140
	Larsen & Toubro Ltd.	1,346,496	57,880
	Infosys Ltd. ADR	3,289,598	54,969
	Mahindra & Mahindra Ltd.	1,875,764	48,383
	Hindustan Unilever Ltd.	1,773,083	47,354
	Tata Motors Ltd.	3,586,780	43,253
	Maruti Suzuki India Ltd.	275,270	42,232
	Bajaj Finance Ltd.	500,008	41,477
	NTPC Ltd.	9,461,947	41,121
	Sun Pharmaceutical Industries Ltd.	2,169,783	38,981
	Titan Co. Ltd.	832,755	35,731
	State Bank of India	3,569,440	35,259
	HCL Technologies Ltd.	2,116,150	34,525
	Tata Steel Ltd.	16,755,072	33,027
*	Zomato Ltd.	13,550,694	31,274
	ITC Ltd.	5,967,209	31,114
	Asian Paints Ltd.	902,072	31,029
	Power Grid Corp. of India Ltd.	8,354,734	30,134
*	Jio Financial Services Ltd.	6,315,960	28,442
	UltraTech Cement Ltd.	229,079	27,321
	Oil & Natural Gas Corp. Ltd.	7,754,536	26,177
	Adani Enterprises Ltd.	701,653	25,639
	Coal India Ltd.	4,526,691	24,611
	Grasim Industries Ltd.	837,414	24,145
	Adani Ports & Special Economic Zone Ltd.	1,486,594	23,551
	Hindalco Industries Ltd.	2,814,319	21,644
	Nestle India Ltd.	716,870	21,519
	JSW Steel Ltd.	2,002,865	21,102
	Bharat Electronics Ltd.	7,122,144	19,916
	Trent Ltd.	362,989	19,160
	Tech Mahindra Ltd.	1,215,216	18,306
*	Adani Green Energy Ltd.	839,711	18,044
	Hindustan Aeronautics Ltd.	379,067	17,889
	Tata Power Co. Ltd.	3,310,145	17,765
	Cipla Ltd.	1,022,103	17,110
	Shriram Finance Ltd.	557,007	16,994
*	Adani Power Ltd.	2,313,329	16,922
	Tata Consumer Products Ltd.	1,262,971	16,725
	Indian Oil Corp. Ltd.	8,189,689	16,538
*,2	Avenue Supermarts Ltd.	299,520	16,528
	Varun Beverages Ltd.	932,012	16,487
*,2	InterGlobe Aviation Ltd.	327,420	15,613
	Eicher Motors Ltd.	278,363	15,325
	Power Finance Corp. Ltd.	2,905,109	15,314
	REC Ltd.	2,498,212	15,133
	Bajaj Finserv Ltd.	766,786	14,812
	Bajaj Auto Ltd.	136,087	14,528
	Bharat Petroleum Corp. Ltd.	1,993,571	14,506
		Shares	Market Value• ($000)
[2]	SBI Life Insurance Co. Ltd.	839,737	14,447
	Hero MotoCorp Ltd.	261,271	14,180
	Apollo Hospitals Enterprise Ltd.	198,307	14,105
[2]	HDFC Life Insurance Co. Ltd.	1,980,295	13,823
*	Britannia Industries Ltd.	238,493	13,631
	Max Healthcare Institute Ltd.	1,325,379	13,319
	DLF Ltd.	1,244,970	13,265
	Gail India Ltd.	5,270,195	13,166
	Dr. Reddy's Laboratories Ltd.	174,098	12,919
	Vedanta Ltd.	2,672,057	12,753
	Siemens Ltd.	179,334	12,530
*	Yes Bank Ltd.	39,987,925	12,507
	Divi's Laboratories Ltd.	255,637	12,240
*	Suzlon Energy Ltd.	23,694,210	11,741
	Cholamandalam Investment and Finance Co. Ltd.	822,281	11,737
	TVS Motor Co. Ltd.	473,454	11,658
	Kotak Mahindra Bank Ltd.	594,114	11,547
	Indian Hotels Co. Ltd.	1,657,247	11,420
	Pidilite Industries Ltd.	306,481	11,179
	Info Edge India Ltd.	154,189	11,152
	Ambuja Cements Ltd.	1,463,635	10,851
	Cummins India Ltd.	272,264	10,660
	Godrej Consumer Products Ltd.	729,967	10,653
[2]	LTIMindtree Ltd.	185,067	10,394
[2]	ICICI Lombard General Insurance Co. Ltd.	485,554	9,924
	Havells India Ltd.	484,041	9,634
	Lupin Ltd.	482,700	9,504
[2]	HDFC Asset Management Co. Ltd.	202,047	9,419
*	PB Fintech Ltd.	620,980	9,405
*	Adani Energy Solutions Ltd.	710,921	9,083
	Colgate-Palmolive India Ltd.	267,052	9,037
	Tube Investments of India Ltd.	200,439	8,991
[1]	Wipro Ltd. ADR	1,651,373	8,901
	SRF Ltd.	283,188	8,870
	Bharat Heavy Electricals Ltd.	2,592,947	8,722
	Jindal Steel & Power Ltd.	783,233	8,699
	MRF Ltd.	5,463	8,696
	CG Power & Industrial Solutions Ltd.	1,289,850	8,541
	Samvardhana Motherson International Ltd.	5,403,862	8,463
	ABB India Ltd.	106,870	8,368
	United Spirits Ltd.	581,748	8,184
	Voltas Ltd.	463,308	8,171
	Persistent Systems Ltd.	201,358	8,100
	Shree Cement Ltd.	27,388	8,018
	Torrent Power Ltd.	435,356	7,849

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Supreme Industries Ltd.	129,071	7,817
	Bharat Forge Ltd.	507,051	7,715
	Sundaram Finance Ltd.	134,302	7,626
	Tata Motors Ltd. Class A	926,886	7,560
	Embassy Office Parks REIT	1,751,120	7,551
	Indian Railway Catering & Tourism Corp. Ltd.	608,023	7,550
	Punjab National Bank	4,399,010	7,419
	Aurobindo Pharma Ltd.	531,423	7,334
	Hindustan Petroleum Corp. Ltd.	1,220,376	7,239
	Coforge Ltd.	118,487	7,215
	Dixon Technologies India Ltd.	71,876	7,173
	Dabur India Ltd.	1,175,465	7,145
	Phoenix Mills Ltd.	189,145	7,134
	PI Industries Ltd.	162,709	7,111
*	Indus Towers Ltd.	1,668,741	7,063
	Bank of Baroda	2,081,028	6,997
	NMDC Ltd.	2,300,866	6,982
	Federal Bank Ltd.	3,580,411	6,954
	NHPC Ltd.	5,978,792	6,883
	Container Corp. of India Ltd.	552,693	6,789
*	IDFC First Bank Ltd.	6,905,343	6,777
[2]	Indian Railway Finance Corp. Ltd.	3,565,078	6,690
	Ashok Leyland Ltd.	2,901,768	6,683
[2]	Macrotech Developers Ltd.	450,870	6,679
	Wipro Ltd.	1,199,674	6,607
*	Godrej Properties Ltd.	207,909	6,571
	JSW Energy Ltd.	870,467	6,565
	Marico Ltd.	1,049,769	6,515
	UPL Ltd.	1,072,431	6,509
	Polycab India Ltd.	95,765	6,499
	APL Apollo Tubes Ltd.	339,733	6,327
	Torrent Pharmaceuticals Ltd.	195,988	6,191
	Adani Total Gas Ltd.	554,072	6,181
	Bosch Ltd.	17,413	6,122
	Astral Ltd. (XNSE)	238,445	6,035
	Alkem Laboratories Ltd.	103,366	5,985
	Tata Elxsi Ltd.	69,700	5,884
*	Max Financial Services Ltd.	482,681	5,841
	KPIT Technologies Ltd.	326,217	5,816
	Zydus Lifesciences Ltd.	504,736	5,765
*	FSN E-Commerce Ventures Ltd.	2,726,092	5,755
	Steel Authority of India Ltd.	2,904,446	5,686
	Jindal Stainless Ltd. (XNSE)	670,804	5,674
	Petronet LNG Ltd.	1,506,934	5,593
*	Mankind Pharma Ltd.	194,164	5,489
	Union Bank of India Ltd.	2,965,483	5,466
	Canara Bank	731,356	5,436
[2]	ICICI Prudential Life Insurance Co. Ltd.	777,199	5,321
		Shares	Market Value• ($000)
[2]	Sona Blw Precision Forgings Ltd.	710,553	5,311
	Exide Industries Ltd.	938,673	5,310
	Bajaj Holdings & Investment Ltd.	53,937	5,239
	Solar Industries India Ltd.	48,355	5,185
	SBI Cards & Payment Services Ltd.	591,390	5,150
	Dr Reddy's Laboratories Ltd. ADR	69,033	5,072
	Page Industries Ltd.	12,157	5,061
*	GMR Airports Infrastructure Ltd.	4,896,277	4,980
[2]	AU Small Finance Bank Ltd.	656,240	4,972
	LIC Housing Finance Ltd.	613,727	4,943
	ACC Ltd.	163,339	4,943
	Oil India Ltd.	666,162	4,925
	Balkrishna Industries Ltd.	164,470	4,779
	Tata Communications Ltd.	227,611	4,711
	Mphasis Ltd.	164,573	4,545
*	Muthoot Finance Ltd.	216,821	4,460
	Ipca Laboratories Ltd.	274,594	4,410
	Linde India Ltd.	43,195	4,264
[2]	Laurus Labs Ltd.	783,518	4,220
	Oberoi Realty Ltd.	237,016	4,205
	Oracle Financial Services Software Ltd.	46,009	4,177
	Thermax Ltd.	73,356	4,102
	Deepak Nitrite Ltd.	139,573	4,062
	Jubilant Foodworks Ltd.	729,057	4,039
	Indraprastha Gas Ltd.	702,859	3,943
	Rail Vikas Nigam Ltd.	1,151,548	3,932
	Glenmark Pharmaceuticals Ltd.	306,104	3,874
	Mahindra & Mahindra Financial Services Ltd.	1,192,800	3,724
	Dalmia Bharat Ltd.	167,987	3,697
	Berger Paints India Ltd.	594,424	3,621
	Coromandel International Ltd.	250,291	3,619
	Prestige Estates Projects Ltd.	219,132	3,617
	Schaeffler India Ltd.	82,096	3,613
	Indian Bank	545,264	3,578
[2]	Bandhan Bank Ltd.	1,585,222	3,569
	Aarti Industries Ltd.	397,765	3,522
	AIA Engineering Ltd.	77,136	3,501
	Gujarat Fluorochemicals Ltd.	79,922	3,464
	Patanjali Foods Ltd.	191,307	3,455
	Bank of India	1,848,589	3,423
	L&T Finance Holdings Ltd.	1,691,406	3,368
	United Breweries Ltd.	136,493	3,328
	Biocon Ltd.	918,476	3,282
	Poonawalla Fincorp Ltd.	543,756	3,183
		Shares	Market Value• ($000)
*	One 97 Communications Ltd.	699,263	3,117
*	Star Health & Allied Insurance Co. Ltd.	448,705	3,073
[2]	L&T Technology Services Ltd.	53,603	2,966
	UNO Minda Ltd.	332,852	2,938
*	Zee Entertainment Enterprises Ltd.	1,663,192	2,923
[2]	RBL Bank Ltd.	902,847	2,805
*	Aditya Birla Capital Ltd.	999,519	2,768
[2]	Syngene International Ltd.	322,162	2,656
	Piramal Enterprises Ltd.	240,192	2,653
	Gujarat Gas Ltd.	403,569	2,640
*	Vodafone Idea Ltd.	16,737,513	2,631
	Castrol India Ltd.	984,699	2,480
	Emami Ltd.	423,817	2,473
	Honeywell Automation India Ltd.	4,462	2,408
	Hindustan Zinc Ltd.	470,755	2,402
	SJVN Ltd.	1,460,206	2,334
	Whirlpool of India Ltd.	122,218	2,206
	Kalyan Jewellers India Ltd.	438,126	2,166
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	2,103
	Bata India Ltd.	126,624	2,074
[2]	Nippon Life India Asset Management Ltd.	294,239	2,072
	3M India Ltd.	5,542	2,021
[2]	Dr Lal PathLabs Ltd.	69,923	1,985
	Mazagon Dock Shipbuilders Ltd.	63,270	1,776
	Bayer CropScience Ltd.	25,215	1,663
*	Godrej Industries Ltd.	137,564	1,581
	Relaxo Footwears Ltd.	142,301	1,419
	Kansai Nerolac Paints Ltd.	410,094	1,371
*	Adani Wilmar Ltd.	316,631	1,353
	Sun TV Network Ltd.	172,302	1,351
	Vedant Fashions Ltd.	118,238	1,350
[2]	New India Assurance Co. Ltd.	428,789	1,267
	IDBI Bank Ltd.	1,143,785	1,236
	Mangalore Refinery & Petrochemicals Ltd.	392,134	1,174
*	Rajesh Exports Ltd.	278,548	1,057
	NLC India Ltd.	362,007	1,047
*	Tata Teleservices Maharashtra Ltd.	1,003,654	986
[2]	General Insurance Corp. of India	193,929	802
	Metro Brands Ltd.	52,998	681
	Bharti Airtel Ltd.	16,803	188
			3,114,541
Indonesia (0.5%)
	Bank Central Asia Tbk PT	110,291,143	66,316
	Bank Rakyat Indonesia Persero Tbk PT	139,790,303	42,315

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank Mandiri Persero Tbk PT	88,364,944	37,350
	Telkom Indonesia Persero Tbk PT	92,533,324	17,938
	Astra International Tbk PT	40,445,888	12,763
	Bank Negara Indonesia Persero Tbk PT	29,752,274	9,572
*	Amman Mineral Internasional PT	12,597,000	7,501
*	GoTo Gojek Tokopedia Tbk PT	1,878,785,900	7,226
	Sumber Alfaria Trijaya Tbk PT	37,326,200	6,713
	Charoen Pokphand Indonesia Tbk PT	14,846,364	4,517
	United Tractors Tbk PT	2,956,012	4,505
*	Merdeka Copper Gold Tbk PT	24,830,200	3,999
	Adaro Energy Indonesia Tbk PT	20,867,063	3,468
	Indofood Sukses Makmur Tbk PT	9,013,705	3,461
	Kalbe Farma Tbk PT	37,308,737	3,339
	Barito Pacific Tbk PT	50,377,650	3,148
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	3,062
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,177,000	2,980
	Semen Indonesia Persero Tbk PT	6,731,719	1,931
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	1,914
	Indosat Tbk PT	2,829,800	1,912
	Sarana Menara Nusantara Tbk PT	38,036,200	1,879
	Unilever Indonesia Tbk PT	11,057,850	1,781
	Jasa Marga Persero Tbk PT	4,570,619	1,516
	Bukit Asam Tbk PT	7,901,955	1,471
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,431
	XL Axiata Tbk PT	8,660,805	1,314
	Dayamitra Telekomunikasi PT	35,884,200	1,257
	Elang Mahkota Teknologi Tbk PT	52,238,600	1,236
	Mayora Indah Tbk PT	7,227,000	1,066
	Gudang Garam Tbk PT	944,386	1,057
	Vale Indonesia Tbk PT	3,962,262	1,035
*	Bumi Serpong Damai Tbk PT	17,903,540	1,021
	LEG Immobilien SE	6,279,561	1,017
	Trimegah Bangun Persada Tbk PT	15,976,400	951
*	Smartfren Telecom Tbk PT	300,421,300	923
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	910
	Avia Avian Tbk PT	28,633,900	897
	Tower Bersama Infrastructure Tbk PT	7,069,780	858
*	MNC Digital Entertainment Tbk PT	1,798,094	321
		Shares	Market Value• ($000)
	Astra Agro Lestari Tbk PT	800,525	320
	Bank Danamon Indonesia Tbk PT	1,646,227	277
			268,468
Ireland (0.2%)
	Kingspan Group plc	302,745	26,929
	Kerry Group plc Class A	304,925	26,241
	Bank of Ireland Group plc	2,119,046	22,609
	AIB Group plc	3,085,137	15,969
	Glanbia plc (XDUB)	355,325	6,746
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			98,494
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	2,219,634	31,042
*	Nice Ltd.	127,186	28,440
	Bank Hapoalim BM	2,672,868	24,078
	Bank Leumi Le-Israel BM	3,019,913	23,532
	Israel Discount Bank Ltd. Class A	2,475,281	12,696
	Mizrahi Tefahot Bank Ltd.	271,310	9,880
	Elbit Systems Ltd.	48,350	9,842
*	Nova Ltd.	57,486	9,728
*	Tower Semiconductor Ltd.	218,563	7,073
	ICL Group Ltd.	1,447,598	6,795
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,085,227	5,062
	Azrieli Group Ltd.	73,209	4,710
	Camtek Ltd.	53,929	4,388
	First International Bank of Israel Ltd.	101,407	4,025
*	Enlight Renewable Energy Ltd.	232,789	3,742
	Melisron Ltd.	49,670	3,407
	Mivne Real Estate KD Ltd.	1,289,135	3,099
	Phoenix Holdings Ltd.	323,839	3,094
*	Big Shopping Centers Ltd.	27,385	2,817
*	Airport City Ltd.	135,260	2,078
	Harel Insurance Investments & Financial Services Ltd.	216,694	1,976
	Energix-Renewable Energies Ltd.	527,626	1,966
	Strauss Group Ltd.	98,899	1,817
	Delek Group Ltd.	15,319	1,799
	Amot Investments Ltd.	419,777	1,761
	Israel Corp. Ltd.	7,068	1,684
*	Fattal Holdings 1998 Ltd.	13,246	1,607
*	Shapir Engineering and Industry Ltd.	282,168	1,539
	Electra Ltd.	3,602	1,370
	Gav-Yam Lands Corp. Ltd.	55,428	394
*	Shikun & Binui Ltd.	1	—
*	OPC Energy Ltd.	1	—
			215,441
		Shares	Market Value• ($000)
Italy (1.8%)
	UniCredit SpA	3,308,148	121,423
	Intesa Sanpaolo SpA	32,144,838	120,318
	Enel SpA	15,466,373	101,652
	Ferrari NV	235,784	96,972
	Eni SpA	4,203,877	67,521
	Assicurazioni Generali SpA	2,476,342	60,379
	Stellantis NV	2,528,418	55,945
	Stellantis NV (XNYS)	1,726,792	38,222
	Prysmian SpA	546,256	29,639
	Moncler SpA	408,171	27,789
	Terna - Rete Elettrica Nazionale	2,817,907	22,577
	Snam SpA	4,555,689	20,843
	FinecoBank Banca Fineco SpA	1,217,927	18,658
	Leonardo SpA	797,215	18,322
	Mediobanca Banca di Credito Finanziario SpA	1,284,405	18,249
[1]	Banco BPM SpA	2,726,854	17,904
	Tenaris SA	793,616	13,180
[2]	Poste Italiane SpA	901,281	11,449
	Recordati Industria Chimica e Farmaceutica SpA	192,663	10,252
*,2	Nexi SpA	1,647,213	9,584
[1]	Davide Campari-Milano NV	948,013	9,507
[1]	Amplifon SpA	254,806	8,507
[2]	Infrastrutture Wireless Italiane SpA	704,704	7,552
	Brunello Cucinelli SpA	67,619	6,901
	Interpump Group SpA	156,785	6,830
	Buzzi SpA	172,147	6,202
[2]	Pirelli & C SpA	973,842	6,158
	A2A SpA	3,094,371	6,103
	Reply SpA	45,549	5,947
	Hera SpA	1,546,313	5,583
	Italgas SpA	974,632	5,403
	Banca Mediolanum SpA	486,581	5,266
*,1	Telecom Italia SpA (MTAA)	21,558,642	5,111
	DiaSorin SpA	42,834	4,326
	UnipolSai Assicurazioni SpA	823,243	2,357
	Tenaris SA ADR	59,951	1,978
			974,609
Japan (16.1%)
	Toyota Motor Corp.	23,796,435	542,763
	Mitsubishi UFJ Financial Group Inc.	22,161,654	220,760
	Sony Group Corp.	2,456,584	203,040
	Tokyo Electron Ltd.	874,620	191,844
	Mitsubishi Corp.	7,537,116	172,371
	Keyence Corp.	388,274	170,751
	Hitachi Ltd.	1,762,336	162,594
	Shin-Etsu Chemical Co. Ltd.	3,799,085	147,059
	Sumitomo Mitsui Financial Group Inc.	2,496,181	141,792
	Mitsui & Co. Ltd.	2,899,770	139,988
	Daiichi Sankyo Co. Ltd.	3,745,069	126,050

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Recruit Holdings Co. Ltd.	2,840,214	122,321
ITOCHU Corp.	2,638,528	119,036
Tokio Marine Holdings Inc.	3,691,410	116,672
Honda Motor Co. Ltd.	9,552,539	108,685
Nintendo Co. Ltd.	2,074,250	101,159
Mizuho Financial Group Inc.	5,049,570	97,604
SoftBank Group Corp.	1,929,907	94,914
KDDI Corp.	3,076,324	85,364
Fast Retailing Co. Ltd.	307,086	80,293
Hoya Corp.	681,509	79,014
Takeda Pharmaceutical Co. Ltd.	2,999,055	78,821
Daikin Industries Ltd.	527,931	72,058
Denso Corp.	4,088,436	69,680
Mitsubishi Electric Corp.	3,875,226	67,545
Softbank Corp.	5,464,139	65,907
Japan Tobacco Inc.	2,358,675	63,452
Murata Manufacturing Co. Ltd.	3,348,165	61,178
Nippon Telegraph & Telephone Corp.	55,755,725	60,197
Seven & i Holdings Co. Ltd.	4,598,377	59,417
Oriental Land Co. Ltd.	2,146,925	59,237
SMC Corp.	111,131	58,385
Marubeni Corp.	3,244,427	57,804
Sumitomo Corp.	2,178,827	57,297
FANUC Corp.	1,898,830	56,242
Fujitsu Ltd.	3,546,890	54,793
Komatsu Ltd.	1,822,309	54,407
Mitsui Fudosan Co. Ltd.	5,333,855	54,283
Mitsubishi Heavy Industries Ltd.	5,683,850	50,820
Canon Inc.	1,872,840	50,689
Bridgestone Corp.	1,115,102	49,206
Terumo Corp.	2,856,062	48,451
Nidec Corp.	1,032,569	48,358
MS&AD Insurance Group Holdings Inc.	2,656,644	47,764
ORIX Corp.	2,315,721	47,392
Disco Corp.	165,833	47,237
Renesas Electronics Corp.	2,884,856	46,838
Advantest Corp.	1,466,764	45,911
FUJIFILM Holdings Corp.	2,123,278	45,167
Dai-ichi Life Holdings Inc.	1,837,725	42,564
Suzuki Motor Corp.	3,610,588	42,048
Central Japan Railway Co.	1,807,085	41,324
Chugai Pharmaceutical Co. Ltd.	1,295,221	41,193
Otsuka Holdings Co. Ltd.	956,900	40,914
Mitsubishi Estate Co. Ltd.	2,162,383	39,625
East Japan Railway Co.	2,160,157	39,593
Kao Corp.	904,883	37,328
		Shares	Market Value• ($000)
	Panasonic Holdings Corp.	4,251,884	37,112
	NEC Corp.	510,884	36,989
	Lasertec Corp.	170,340	36,743
	Nippon Steel Corp.	1,625,340	36,438
	Sompo Holdings Inc.	1,826,763	36,152
	Astellas Pharma Inc.	3,585,316	34,411
	Ajinomoto Co. Inc.	911,786	33,902
	Nomura Holdings Inc.	5,957,780	33,900
	Japan Post Holdings Co. Ltd.	3,521,225	33,815
	Daiwa House Industry Co. Ltd.	1,196,029	33,655
	TDK Corp.	716,692	31,972
	Olympus Corp.	2,248,279	31,318
	Kubota Corp.	1,951,070	31,295
	Asahi Group Holdings Ltd.	900,650	30,810
	Toyota Industries Corp.	319,604	30,371
	Sumitomo Mitsui Trust Holdings Inc.	1,411,796	29,683
	Aeon Co. Ltd.	1,414,485	29,574
	Japan Post Bank Co. Ltd.	2,876,870	29,201
	Kyocera Corp.	2,381,484	29,027
	Secom Co. Ltd.	409,173	28,422
	Toyota Tsusho Corp.	443,087	28,171
	Resona Holdings Inc.	4,375,551	27,670
	Sumitomo Realty & Development Co. Ltd.	786,190	27,205
	Subaru Corp.	1,200,244	26,800
	ENEOS Holdings Inc.	5,598,124	25,865
	Inpex Corp.	1,701,898	25,494
	Nippon Yusen KK	896,944	25,465
	Sekisui House Ltd.	1,090,379	25,057
	Shimano Inc.	151,260	24,582
	Japan Exchange Group Inc.	1,038,119	24,313
	Nitto Denko Corp.	281,687	23,291
	Sumitomo Electric Industries Ltd.	1,493,780	23,088
	Shionogi & Co. Ltd.	489,397	22,855
	Unicharm Corp.	766,478	22,774
	Bandai Namco Holdings Inc.	1,162,730	21,726
	Kansai Electric Power Co. Inc.	1,447,801	21,687
	Eisai Co. Ltd.	527,974	21,683
	Kikkoman Corp.	1,816,265	21,642
	Kirin Holdings Co. Ltd.	1,477,514	21,568
	Yaskawa Electric Corp.	513,759	21,168
	Mitsui OSK Lines Ltd.	664,295	21,084
	Shiseido Co. Ltd.	776,184	20,777
	Daiwa Securities Group Inc.	2,793,602	20,530
	Nomura Research Institute Ltd.	833,638	20,172
	Nitori Holdings Co. Ltd.	148,994	19,940
	NTT Data Group Corp.	1,257,809	19,669
*	Tokyo Electric Power Co. Holdings Inc.	3,106,986	19,326
	Pan Pacific International Holdings Corp.	798,105	18,744
	Sysmex Corp.	1,135,654	18,160
		Shares	Market Value• ($000)
	Chubu Electric Power Co. Inc.	1,389,815	17,840
	Osaka Gas Co. Ltd.	787,191	17,504
	JFE Holdings Inc.	1,172,651	17,503
	West Japan Railway Co.	918,298	17,431
	Asahi Kasei Corp.	2,467,378	17,203
	Obic Co. Ltd.	132,269	16,992
	Yamaha Motor Co. Ltd.	1,775,052	16,556
	Tokyo Gas Co. Ltd.	730,792	16,390
	SCREEN Holdings Co. Ltd.	158,142	16,317
	Kajima Corp.	847,987	16,245
	T&D Holdings Inc.	990,159	16,157
	Sumitomo Metal Mining Co. Ltd.	472,446	15,784
	Fuji Electric Co. Ltd.	250,466	15,580
	Minebea Mitsumi Inc.	814,656	15,259
	Idemitsu Kosan Co. Ltd.	2,217,615	15,025
	Ebara Corp.	182,097	15,011
	Obayashi Corp.	1,342,323	14,981
	Mitsubishi Chemical Group Corp.	2,534,178	14,784
	Asics Corp.	341,935	14,656
	Shimadzu Corp.	534,814	14,530
	Isuzu Motors Ltd.	1,142,744	14,482
	Nissan Motor Co. Ltd.	3,869,499	14,161
	Makita Corp.	488,185	14,133
	Tokyu Corp.	1,183,410	14,009
	Toray Industries Inc.	3,034,706	13,871
	Dai Nippon Printing Co. Ltd.	475,769	13,857
*	Rakuten Group Inc.	2,768,038	13,313
	Aisin Corp.	343,255	13,056
	AGC Inc.	351,591	13,000
	Nippon Paint Holdings Co. Ltd.	2,019,221	12,925
	Mazda Motor Corp.	1,137,692	12,878
	LY Corp.	5,203,822	12,503
	TOPPAN Holdings Inc.	527,007	12,503
	Omron Corp.	362,503	12,442
	Taisei Corp.	339,266	12,421
	Daito Trust Construction Co. Ltd.	113,975	12,217
	Ono Pharmaceutical Co. Ltd.	817,582	11,776
	Kawasaki Kisen Kaisha Ltd.	835,500	11,772
	SBI Holdings Inc.	482,853	11,757
	Nippon Building Fund Inc.	3,068	11,722
	Capcom Co. Ltd.	705,540	11,615
	Daifuku Co. Ltd.	565,396	11,581
	Concordia Financial Group Ltd.	2,145,284	11,559
	Konami Group Corp.	189,419	11,429
	Niterra Co. Ltd.	347,802	11,407
	MEIJI Holdings Co. Ltd.	509,478	11,399
	Sojitz Corp.	442,505	11,393
	Hankyu Hanshin Holdings Inc.	432,325	11,335
	Yakult Honsha Co. Ltd.	579,196	11,329
	Sekisui Chemical Co. Ltd.	772,381	11,237

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Toyo Suisan Kaisha Ltd.	179,641	11,234
Chiba Bank Ltd.	1,323,646	11,181
Trend Micro Inc.	226,090	11,141
Dentsu Group Inc.	408,420	11,049
Nexon Co. Ltd.	691,972	10,789
Nissin Foods Holdings Co. Ltd.	402,566	10,743
Nippon Sanso Holdings Corp.	359,156	10,668
Yokogawa Electric Corp.	472,093	10,431
Socionext Inc.	356,300	10,417
Mitsubishi HC Capital Inc. (XTKS)	1,600,133	10,363
MatsukiyoCocokara & Co.	722,225	10,242
Keisei Electric Railway Co. Ltd.	273,331	10,182
Kyoto Financial Group Inc.	562,868	10,019
SUMCO Corp.	667,153	9,949
SG Holdings Co. Ltd.	838,125	9,810
Ricoh Co. Ltd.	1,128,395	9,735
Isetan Mitsukoshi Holdings Ltd.	691,749	9,716
TIS Inc.	449,780	9,606
Mitsui Chemicals Inc.	336,054	9,565
Hamamatsu Photonics KK	256,112	9,384
Kintetsu Group Holdings Co. Ltd.	358,281	9,211
Rohm Co. Ltd.	638,972	9,185
Fujikura Ltd.	529,800	9,104
Shizuoka Financial Group Inc.	966,828	9,024
Kawasaki Heavy Industries Ltd.	288,847	8,942
Japan Real Estate Investment Corp.	2,634	8,932
M3 Inc.	841,411	8,901
MISUMI Group Inc.	545,344	8,866
Nissan Chemical Corp.	256,753	8,752
Tokyu Fudosan Holdings Corp.	1,191,870	8,732
Nomura Real Estate Master Fund Inc.	8,993	8,597
Kurita Water Industries Ltd.	217,002	8,594
Sumitomo Forestry Co. Ltd.	275,270	8,481
Kyushu Electric Power Co. Inc.	911,068	8,452
Fukuoka Financial Group Inc.	317,712	8,439
Seiko Epson Corp.	512,058	8,423
Nippon Prologis REIT Inc.	4,849	8,367
Japan Metropolitan Fund Investment	13,778	8,318
Kyowa Kirin Co. Ltd.	492,282	8,267
Ibiden Co. Ltd.	213,860	8,130
Brother Industries Ltd.	458,128	8,104
Otsuka Corp.	405,382	8,062
KDX Realty Investment Corp.	8,170	8,058
Suntory Beverage & Food Ltd.	247,315	8,046
Kobe Steel Ltd.	657,767	8,028
Tobu Railway Co. Ltd.	401,986	7,976
Hikari Tsushin Inc.	48,811	7,933
	Shares	Market Value• ($000)
Hoshizaki Corp.	225,852	7,783
TOTO Ltd.	285,692	7,732
Cosmo Energy Holdings Co. Ltd.	161,326	7,712
Hulic Co. Ltd.	830,064	7,649
Ryohin Keikaku Co. Ltd.	472,246	7,607
Resonac Holdings Corp.	350,836	7,607
McDonald's Holdings Co. Japan Ltd.	172,300	7,579
Tosoh Corp.	545,542	7,521
Horiba Ltd.	77,395	7,509
GLP J-Reit	9,157	7,447
Rohto Pharmaceutical Co. Ltd.	381,050	7,434
Kuraray Co. Ltd.	664,279	7,360
Toho Co. Ltd.	218,107	7,307
Daiwa House REIT Investment Corp.	4,337	7,285
Tohoku Electric Power Co. Inc.	943,280	7,282
Amada Co. Ltd.	654,985	7,154
Yamato Holdings Co. Ltd.	541,376	7,150
Odakyu Electric Railway Co. Ltd.	624,500	7,021
Shimizu Corp.	1,129,634	6,997
Japan Post Insurance Co. Ltd.	372,039	6,985
Azbil Corp.	247,110	6,902
Yokohama Rubber Co. Ltd.	262,863	6,880
Oji Holdings Corp.	1,738,273	6,809
Zensho Holdings Co. Ltd.	175,628	6,807
Mebuki Financial Group Inc.	1,901,673	6,727
NIPPON EXPRESS HOLDINGS Inc.	131,181	6,711
Tokyo Tatemono Co. Ltd.	400,821	6,670
NGK Insulators Ltd.	487,441	6,640
Nisshin Seifun Group Inc.	504,904	6,586
Sumitomo Chemical Co. Ltd.	2,998,130	6,405
Yamaha Corp.	303,352	6,393
NH Foods Ltd.	193,878	6,378
Seibu Holdings Inc.	409,808	6,378
Sanrio Co. Ltd.	376,700	6,351
Mitsubishi Gas Chemical Co. Inc.	358,479	6,343
Sanwa Holdings Corp.	386,072	6,305
Sumitomo Heavy Industries Ltd.	223,801	6,237
Hirose Electric Co. Ltd.	58,660	6,227
Skylark Holdings Co. Ltd.	436,364	6,218
Nikon Corp.	598,699	6,190
Haseko Corp.	511,702	6,182
IHI Corp.	257,324	6,161
USS Co. Ltd.	800,342	6,114
ANA Holdings Inc.	321,534	6,107
Kyushu Railway Co.	281,788	6,063
Nomura Real Estate Holdings Inc.	215,819	6,042
Hitachi Construction Machinery Co. Ltd.	210,839	6,022
	Shares	Market Value• ($000)
Invincible Investment Corp.	13,434	6,019
Kobe Bussan Co. Ltd.	276,088	5,963
Credit Saison Co. Ltd.	321,090	5,927
Medipal Holdings Corp.	373,557	5,859
Koito Manufacturing Co. Ltd.	431,552	5,805
NOF Corp.	428,950	5,755
Yamazaki Baking Co. Ltd.	237,270	5,743
Ulvac Inc.	95,546	5,713
Santen Pharmaceutical Co. Ltd.	591,400	5,712
Tokyo Ohka Kogyo Co. Ltd.	215,234	5,708
Advance Residence Investment Corp.	2,640	5,708
Hachijuni Bank Ltd.	855,177	5,705
Iwatani Corp.	100,300	5,695
BayCurrent Consulting Inc.	266,400	5,671
United Urban Investment Corp.	5,912	5,665
Asahi Intecc Co. Ltd.	384,267	5,631
Taiyo Yuden Co. Ltd.	240,250	5,627
Square Enix Holdings Co. Ltd.	154,864	5,598
Keio Corp.	227,099	5,556
Electric Power Development Co. Ltd.	326,406	5,545
MonotaRO Co. Ltd.	460,756	5,522
Marui Group Co. Ltd.	361,463	5,521
Orix JREIT Inc.	5,228	5,511
Lixil Corp.	510,576	5,484
DMG Mori Co. Ltd.	204,365	5,463
SCSK Corp.	295,109	5,365
Air Water Inc.	354,214	5,319
Taiheiyo Cement Corp.	229,946	5,259
THK Co. Ltd.	238,621	5,206
Japan Airlines Co. Ltd.	292,365	5,180
Nichirei Corp.	204,720	5,125
CyberAgent Inc.	819,468	5,106
Nagoya Railroad Co. Ltd.	381,458	4,976
COMSYS Holdings Corp.	211,289	4,946
Kyushu Financial Group Inc.	733,876	4,910
Oracle Corp. Japan	65,051	4,882
Mitsubishi Materials Corp.	249,600	4,878
Tokyo Century Corp.	490,044	4,878
Japan Hotel REIT Investment Corp.	9,214	4,842
Tokyo Seimitsu Co. Ltd.	74,200	4,828
Persol Holdings Co. Ltd.	3,469,610	4,800
Japan Airport Terminal Co. Ltd.	135,683	4,795
Kansai Paint Co. Ltd.	367,702	4,787
Toyo Seikan Group Holdings Ltd.	303,938	4,698
Kinden Corp.	245,940	4,693
ZOZO Inc.	216,956	4,673
NSK Ltd.	836,358	4,599

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tsuruha Holdings Inc.	72,851	4,599
	Shinko Electric Industries Co. Ltd.	130,800	4,592
	Toho Gas Co. Ltd.	176,468	4,532
	Alfresa Holdings Corp.	304,213	4,508
	Suzuken Co. Ltd.	152,309	4,498
	Daicel Corp.	481,323	4,471
	Sapporo Holdings Ltd.	123,519	4,465
	Lion Corp.	490,170	4,396
	Rinnai Corp.	202,248	4,382
	Sumitomo Rubber Industries Ltd.	358,443	4,351
	J Front Retailing Co. Ltd.	494,656	4,308
	Shimamura Co. Ltd.	87,334	4,305
	Hirogin Holdings Inc.	596,784	4,295
	Open House Group Co. Ltd.	140,683	4,278
	Hakuhodo DY Holdings Inc.	457,998	4,260
	Goldwin Inc.	70,001	4,246
[1]	Sekisui House REIT Inc.	8,270	4,238
	EXEO Group Inc.	387,838	4,227
	Yamaguchi Financial Group Inc.	413,057	4,173
	Kewpie Corp.	206,653	4,169
	Mitsubishi Logistics Corp.	125,074	4,149
	Chugoku Electric Power Co. Inc.	602,229	4,134
	Stanley Electric Co. Ltd.	233,240	4,128
	JGC Holdings Corp.	426,054	4,107
	Sega Sammy Holdings Inc.	311,568	4,078
	Macnica Holdings Inc.	91,800	4,048
	Iyogin Holdings Inc.	527,694	4,027
	Japan Prime Realty Investment Corp.	1,852	4,007
	Kobayashi Pharmaceutical Co. Ltd.	112,949	4,004
	Keihan Holdings Co. Ltd.	191,435	4,004
	Kamigumi Co. Ltd.	185,203	4,000
	Keikyu Corp.	499,346	3,970
	Nifco Inc.	163,979	3,964
	Nihon Kohden Corp.	144,920	3,940
	Mitsubishi Motors Corp.	1,243,164	3,939
	Daido Steel Co. Ltd.	352,775	3,890
	Sankyo Co. Ltd.	357,800	3,886
	Nippon Electric Glass Co. Ltd.	155,779	3,855
	Nippon Accommodations Fund Inc.	922	3,840
	Kagome Co. Ltd.	150,025	3,835
	Coca-Cola Bottlers Japan Holdings Inc.	273,704	3,832
	Toyo Tire Corp.	201,358	3,810
	Industrial & Infrastructure Fund Investment Corp.	4,604	3,807
	Takashimaya Co. Ltd.	268,526	3,806
	BIPROGY Inc.	129,393	3,764
	Sundrug Co. Ltd.	129,370	3,757
		Shares	Market Value• ($000)
	Nankai Electric Railway Co. Ltd.	215,438	3,751
	Food & Life Cos. Ltd.	197,500	3,733
	Nabtesco Corp.	225,743	3,723
	GMO Payment Gateway Inc.	81,335	3,720
	LaSalle Logiport REIT	3,683	3,694
	TechnoPro Holdings Inc.	214,588	3,655
[1]	Aozora Bank Ltd.	234,774	3,648
	Sohgo Security Services Co. Ltd.	653,120	3,632
	Internet Initiative Japan Inc.	213,000	3,604
	Sumitomo Bakelite Co. Ltd.	126,358	3,599
	Yamato Kogyo Co. Ltd.	66,415	3,568
	Activia Properties Inc.	1,432	3,554
	Teijin Ltd.	363,158	3,543
	Iida Group Holdings Co. Ltd.	277,111	3,538
	Alps Alpine Co. Ltd.	390,307	3,523
	Mitsui Mining & Smelting Co. Ltd.	112,245	3,520
	Zenkoku Hosho Co. Ltd.	100,068	3,514
	UBE Corp.	190,676	3,486
*	Rakuten Bank Ltd.	172,000	3,486
	SHO-BOND Holdings Co. Ltd.	90,157	3,482
	Kose Corp.	67,393	3,475
	JTEKT Corp.	448,664	3,473
	Nagase & Co. Ltd.	200,741	3,473
	Sankyu Inc.	98,325	3,409
	Casio Computer Co. Ltd.	409,008	3,408
	Dowa Holdings Co. Ltd.	90,914	3,404
	INFRONEER Holdings Inc.	383,345	3,395
	Seino Holdings Co. Ltd.	252,826	3,387
	Maruwa Co. Ltd.	16,000	3,372
	Jeol Ltd.	84,000	3,328
	GS Yuasa Corp.	175,525	3,312
	Yamada Holdings Co. Ltd.	1,151,817	3,297
	Kyudenko Corp.	78,961	3,277
	Fuji Soft Inc.	83,100	3,252
	Fuyo General Lease Co. Ltd.	37,834	3,245
	Kadokawa Corp.	174,500	3,190
	Tsumura & Co.	131,690	3,173
	Mitsui Fudosan Logistics Park Inc.	1,106	3,173
	Japan Logistics Fund Inc.	1,774	3,163
	Kokuyo Co. Ltd.	185,113	3,162
	NHK Spring Co. Ltd.	311,586	3,158
	Cosmos Pharmaceutical Corp.	34,163	3,143
	Amano Corp.	129,450	3,113
	ABC-Mart Inc.	156,063	3,109
	Kaneka Corp.	120,036	3,109
	DIC Corp.	165,630	3,096
*	Money Forward Inc.	88,720	3,089
	Rengo Co. Ltd.	411,397	3,085
	AEON REIT Investment Corp.	3,516	3,075
		Shares	Market Value• ($000)
	Mabuchi Motor Co. Ltd.	198,390	3,073
	Calbee Inc.	140,495	3,069
	Maruichi Steel Tube Ltd.	118,141	3,042
	Sugi Holdings Co. Ltd.	206,484	3,030
	Toda Corp.	461,359	3,013
	Japan Steel Works Ltd.	123,900	3,008
	Miura Co. Ltd.	190,950	3,004
	Konica Minolta Inc.	897,362	2,984
	Welcia Holdings Co. Ltd.	197,348	2,902
	Hisamitsu Pharmaceutical Co. Inc.	118,596	2,877
	Nippon Shinyaku Co. Ltd.	103,913	2,875
	Sawai Group Holdings Co. Ltd.	77,002	2,870
	NOK Corp.	198,039	2,866
	Penta-Ocean Construction Co. Ltd.	569,097	2,856
	Frontier Real Estate Investment Corp.	977	2,840
	Morinaga Milk Industry Co. Ltd.	144,674	2,835
	Bic Camera Inc.	288,289	2,799
	Nihon M&A Center Holdings Inc.	510,192	2,792
	Zeon Corp.	278,553	2,776
[1]	Ito En Ltd.	114,123	2,769
	Mori Hills REIT Investment Corp.	3,178	2,766
	House Foods Group Inc.	139,182	2,742
	Chugin Financial Group Inc.	323,172	2,721
[1]	Koei Tecmo Holdings Co. Ltd.	290,600	2,703
	K's Holdings Corp.	281,233	2,700
*	Park24 Co. Ltd.	250,589	2,699
	Daiwa Securities Living Investments Corp.	3,941	2,676
	NET One Systems Co. Ltd.	156,756	2,623
	OKUMA Corp.	57,863	2,599
	Ushio Inc.	197,424	2,597
	Nippon Kayaku Co. Ltd.	317,676	2,588
	Kakaku.com Inc.	224,911	2,587
*	Mercari Inc.	223,279	2,582
	Tokai Carbon Co. Ltd.	386,243	2,562
	Ezaki Glico Co. Ltd.	98,818	2,551
	Denka Co. Ltd.	170,641	2,528
	Toyoda Gosei Co. Ltd.	130,220	2,521
	Shikoku Electric Power Co. Inc.	303,587	2,516
	Canon Marketing Japan Inc.	90,018	2,473
	Morinaga & Co. Ltd.	151,092	2,442
	Sotetsu Holdings Inc.	152,799	2,436
	Ship Healthcare Holdings Inc.	158,202	2,354
	Nippon Shokubai Co. Ltd.	247,600	2,353
	Harmonic Drive Systems Inc.	94,141	2,351
	Aica Kogyo Co. Ltd.	101,262	2,347

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	OBIC Business Consultants Co. Ltd.	57,191	2,337
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,327
	TS Tech Co. Ltd.	188,236	2,318
	Kandenko Co. Ltd.	207,663	2,316
	Yaoko Co. Ltd.	42,701	2,309
	NEC Networks & System Integration Corp.	137,956	2,292
	Seven Bank Ltd.	1,276,081	2,281
	Takara Holdings Inc.	337,480	2,217
*	PeptiDream Inc.	173,134	2,206
	Aeon Mall Co. Ltd.	189,472	2,166
[1]	Workman Co. Ltd.	87,921	2,160
	NS Solutions Corp.	65,976	2,149
	OSG Corp.	165,540	2,135
	Resorttrust Inc.	128,799	2,132
*	Sharp Corp.	405,890	2,131
	Mitsui High-Tec Inc.	46,200	2,069
	Toridoll Holdings Corp.	85,000	2,043
	Anritsu Corp.	261,960	1,997
	Pigeon Corp.	216,182	1,970
*	SHIFT Inc.	21,400	1,969
	GMO internet group Inc.	117,682	1,932
	Nipro Corp.	238,066	1,926
	Daiwa Office Investment Corp.	528	1,925
	Rakus Co. Ltd.	189,538	1,916
	Kotobuki Spirits Co. Ltd.	184,585	1,901
	AEON Financial Service Co. Ltd.	227,874	1,897
	PALTAC Corp.	62,660	1,897
	Acom Co. Ltd.	727,317	1,875
	Toyota Boshoku Corp.	125,465	1,855
	Relo Group Inc.	213,006	1,852
	Daiichikosho Co. Ltd.	156,066	1,822
	Izumi Co. Ltd.	77,928	1,810
*	JSR Corp.	64,041	1,757
	Kusuri no Aoki Holdings Co. Ltd.	93,270	1,739
	Descente Ltd.	76,100	1,716
	Sanken Electric Co. Ltd.	39,700	1,714
	TBS Holdings Inc.	65,117	1,697
	Toei Animation Co. Ltd.	97,125	1,607
	Fuji Kyuko Co. Ltd.	74,900	1,599
	As One Corp.	96,512	1,590
*	Hino Motors Ltd.	543,802	1,587
	Fancl Corp.	134,647	1,573
	Dentsu Soken Inc.	47,300	1,567
	Fujitsu General Ltd.	111,947	1,444
	FP Corp.	89,303	1,437
	Japan Aviation Electronics Industry Ltd.	89,381	1,436
	Mani Inc.	123,238	1,428
	SMS Co. Ltd.	101,299	1,402
	Pola Orbis Holdings Inc.	148,470	1,362
	Itoham Yonekyu Holdings Inc.	50,983	1,330
	Heiwa Corp.	104,859	1,314
	Fuji Oil Holdings Inc.	87,274	1,284
*	JMDC Inc.	60,700	1,228
	Justsystems Corp.	69,137	1,204
		Shares	Market Value• ($000)
	Katitas Co. Ltd.	98,700	1,189
	ASKUL Corp.	77,822	1,175
	Daio Paper Corp.	160,200	1,147
	Fuji Media Holdings Inc.	87,309	1,038
	Amvis Holdings Inc.	75,795	1,034
	Matsui Securities Co. Ltd.	199,821	1,023
	Noevir Holdings Co. Ltd.	30,588	1,012
	Menicon Co. Ltd.	103,200	996
*	Sumitomo Pharma Co. Ltd.	322,447	814
	AZ-COM Maruwa Holdings Inc.	103,400	792
[1]	Takeda Pharmaceutical Co. Ltd. ADR	56,881	744
	Orient Corp.	106,474	695
	Benefit One Inc.	34,968	477
			8,735,065
Kuwait (0.2%)
	Kuwait Finance House KSCP	20,019,150	46,700
	National Bank of Kuwait SAKP	15,695,773	43,988
	Mobile Telecommunications Co. KSCP	4,519,174	7,142
	Boubyan Bank KSCP	2,735,537	5,219
	Gulf Bank KSCP	4,195,438	3,505
	Mabanee Co. KPSC	1,352,057	3,459
	Agility Public Warehousing Co. KSC	3,128,931	3,201
	Burgan Bank SAK	1,948,847	1,141
*,3	Agility Global plc	6,257,862	152
			114,507
Malaysia (0.5%)
	Malayan Banking Bhd.	14,602,100	29,754
	Public Bank Bhd.	28,598,195	24,666
	CIMB Group Holdings Bhd.	15,726,073	21,734
	Tenaga Nasional Bhd.	7,333,600	18,364
	Petronas Chemicals Group Bhd.	5,756,068	8,168
	Press Metal Aluminium Holdings Bhd.	7,224,400	8,121
	Ihh Healthcare Bhd.	5,883,700	7,801
	Petronas Gas Bhd.	1,887,150	7,112
	Sime Darby Plantation Bhd.	7,313,305	6,830
	CELCOMDIGI Bhd.	7,787,566	6,760
	MISC Bhd.	4,047,035	6,743
	YTL Corp. Bhd.	9,428,324	6,096
	Axiata Group Bhd.	9,208,724	5,453
	Gamuda Bhd.	4,842,600	5,383
	Kuala Lumpur Kepong Bhd.	1,079,700	5,215
	AMMB Holdings Bhd.	5,858,100	5,149
	Hong Leong Bank Bhd.	1,260,300	5,090
	IOI Corp. Bhd.	5,684,565	4,839
	YTL Power International Bhd.	4,965,700	4,760
	Malaysia Airports Holdings Bhd.	2,170,900	4,543
	Maxis Bhd.	5,815,600	4,467
	Sime Darby Bhd.	7,628,405	4,466
		Shares	Market Value• ($000)
	PPB Group Bhd.	1,355,260	4,465
	Genting Bhd.	4,452,400	4,208
	RHB Bank Bhd.	3,646,600	4,198
	Dialog Group Bhd.	7,741,000	3,899
	IJM Corp. Bhd.	6,774,840	3,423
	Nestle Malaysia Bhd.	123,500	3,288
	Petronas Dagangan Bhd.	677,800	3,079
	Genting Malaysia Bhd.	5,536,200	3,054
	Telekom Malaysia Bhd.	2,281,057	2,956
	QL Resources Bhd.	2,137,600	2,871
[2]	MR DIY Group M Bhd.	7,713,700	2,521
	Fraser & Neave Holdings Bhd.	302,100	1,999
*	Hartalega Holdings Bhd.	3,378,500	1,979
*	Top Glove Corp. Bhd.	10,649,000	1,961
	Alliance Bank Malaysia Bhd.	2,232,600	1,786
	Hong Leong Financial Group Bhd.	438,335	1,535
	FGV Holdings Bhd.	1,366,400	394
			249,130
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV Class O	5,743,118	56,842
	America Movil SAB de CV Series B	45,090,293	42,930
	Fomento Economico Mexicano SAB de CV	3,636,227	42,540
	Grupo Mexico SAB de CV Series B	6,296,333	38,905
	Wal-Mart de Mexico SAB de CV	10,264,897	38,301
	Grupo Bimbo SAB de CV Series A	4,359,640	18,267
	Grupo Aeroportuario del Pacifico SAB de CV Class B	785,612	14,309
	Grupo Aeroportuario del Sureste SAB de CV Class B	398,760	13,698
*	Cemex SAB de CV	15,208,477	12,047
*	Cemex SAB de CV ADR	1,434,055	11,343
*	Grupo Financiero Inbursa SAB de CV Class O	3,990,849	11,059
	Coca-Cola Femsa SAB de CV	1,045,344	10,371
	Arca Continental SAB de CV	878,183	8,567
	Fibra Uno Administracion SA de CV	5,696,389	8,177
	Grupo Elektra SAB de CV	120,002	7,745
	Grupo Bimbo SAB de CV Series A1	899,645	7,076
	Gruma SAB de CV Class B	360,238	7,075
	Grupo Comercial Chedraui SA de CV	919,348	6,793
	Grupo Aeroportuario del Centro Norte SAB de CV	550,612	6,096
	Corp. Inmobiliaria Vesta SAB de CV	1,708,047	6,043

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Prologis Property Mexico SA de CV	1,382,254	5,451
	Alfa SAB de CV Class A	7,264,075	5,343
[2]	Banco del Bajio SA	1,407,143	5,188
	Promotora y Operadora de Infraestructura SAB de CV	439,652	4,417
*	Alsea SAB de CV	1,035,800	4,339
	Regional SAB de CV	479,148	4,327
	Qualitas Controladora SAB de CV	330,349	4,320
	GCC SAB de CV	331,600	3,774
*	Industrias Penoles SAB de CV	247,866	3,597
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	3,522
	Orbia Advance Corp. SAB de CV	1,951,379	3,205
	El Puerto de Liverpool SAB de CV Class C1	395,008	3,152
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,532,446	2,850
	Grupo Televisa SAB Series CPO	4,787,861	2,831
	Becle SAB de CV	1,062,583	2,159
	Megacable Holdings SAB de CV	599,613	1,746
	Concentradora Fibra Danhos SA de CV	464,214	559
*	Alpek SAB de CV	745,131	554
*	Ollamani SAB	243,323	498
*	Sitios Latinoamerica SAB de CV	257,140	80
			430,096
Netherlands (3.0%)
	ASML Holding NV	785,836	684,473
	ING Groep NV	6,737,435	106,521
	Prosus NV	3,018,107	100,986
	Wolters Kluwer NV	489,116	73,224
*,2	Adyen NV	58,682	70,301
	ASM International NV	93,077	58,549
	Koninklijke Ahold Delhaize NV	1,882,863	57,153
	Heineken NV	558,699	54,372
	Universal Music Group NV	1,494,188	43,952
	Koninklijke Philips NV	1,558,085	41,377
	DSM-Firmenich AG	344,619	38,650
	NN Group NV	554,868	25,596
	ArcelorMittal SA	992,729	24,801
	Koninklijke KPN NV	6,594,763	23,966
	Akzo Nobel NV	340,211	22,448
	EXOR NV	201,390	21,987
	Aegon Ltd.	3,387,197	21,095
	Heineken Holding NV	261,797	21,060
	BE Semiconductor Industries NV	151,717	20,129
*	IMCD NV	113,527	17,128
	ASR Nederland NV	292,166	14,620
[1,2]	ABN AMRO Bank NV	873,199	13,987
	Randstad NV	212,354	10,650
	Aalberts NV	191,366	9,099
[2]	Signify NV	249,162	6,795
*	InPost SA	403,235	6,474
	JDE Peet's NV	242,103	5,379
	Koninklijke Vopak NV	131,066	5,205
	OCI NV	191,127	5,141
		Shares	Market Value• ($000)
	Allfunds Group plc	660,233	4,149
[1,2]	CTP NV	205,723	3,490
			1,612,757
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,137,388	19,049
	Auckland International Airport Ltd.	2,609,917	12,066
	Infratil Ltd.	1,655,607	10,630
	Spark New Zealand Ltd.	3,576,454	10,050
	Meridian Energy Ltd.	2,498,674	8,812
	Contact Energy Ltd.	1,562,194	7,976
	EBOS Group Ltd.	320,123	6,597
	Mainfreight Ltd.	159,070	6,358
*	a2 Milk Co. Ltd.	1,423,386	5,607
	Mercury NZ Ltd.	1,375,599	5,162
	Fletcher Building Ltd.	1,532,494	3,430
*	Ryman Healthcare Ltd.	1,196,045	2,855
	SKYCITY Entertainment Group Ltd.	1,492,401	1,564
	Kiwi Property Group Ltd.	3,155,590	1,502
	Air New Zealand Ltd.	3,142,896	1,018
			102,676
Norway (0.4%)
	Equinor ASA	1,736,077	46,194
	DNB Bank ASA	2,009,632	35,026
	Norsk Hydro ASA	2,657,557	16,332
	Mowi ASA	883,354	15,509
	Aker BP ASA	609,739	14,788
	Telenor ASA	1,252,338	14,398
	Kongsberg Gruppen ASA	148,018	10,449
	Orkla ASA	1,523,088	10,361
	Yara International ASA	324,322	9,245
	Salmar ASA	125,643	7,904
	TOMRA Systems ASA	464,164	5,686
*	Adevinta ASA	552,613	5,619
	Schibsted ASA Class B	199,847	5,583
	Gjensidige Forsikring ASA	342,916	5,498
	Var Energi ASA	1,546,328	5,020
	Schibsted ASA Class A	133,925	3,829
*,2	AutoStore Holdings Ltd.	2,142,655	3,036
	Aker ASA Class A	47,307	2,626
			217,103
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	647
Philippines (0.2%)
	International Container Terminal Services Inc.	2,167,045	12,394
	Bdo Unibank Inc.	4,692,701	12,028
	SM Prime Holdings Inc.	21,288,723	10,287
	Bank of the Philippine Islands	4,200,499	9,270
	Ayala Land Inc.	14,694,101	7,284
		Shares	Market Value• ($000)
	Ayala Corp.	635,517	6,755
	Metropolitan Bank & Trust Co.	3,581,596	4,334
	PLDT Inc.	182,846	4,258
	Jollibee Foods Corp.	857,408	3,486
	JG Summit Holdings Inc.	5,913,420	3,453
	Manila Electric Co.	524,168	3,348
	Universal Robina Corp.	1,751,199	3,127
[2]	Monde Nissin Corp.	14,228,800	2,624
	GT Capital Holdings Inc.	195,798	2,164
	Globe Telecom Inc.	65,153	2,001
	DMCI Holdings Inc.	8,305,978	1,590
*	Bloomberry Resorts Corp.	8,628,141	1,553
	San Miguel Corp.	834,545	1,515
	Semirara Mining & Power Corp.	2,425,100	1,382
	ACEN Corp.	17,432,481	1,251
	LT Group Inc.	5,394,616	948
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	838
	Puregold Price Club Inc.	1,939,592	794
	Megaworld Corp.	22,608,985	716
	Alliance Global Group Inc.	2,549,548	445
			97,845
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,700,569	25,248
	ORLEN SA	1,151,827	18,780
	Powszechny Zaklad Ubezpieczen SA	1,114,796	14,031
	Bank Polska Kasa Opieki SA	313,545	12,981
*,1,2	Allegro.eu SA	1,122,929	9,361
	KGHM Polska Miedz SA	272,228	9,359
*,2	Dino Polska SA	95,484	9,148
	Santander Bank Polska SA	66,158	9,066
	LPP SA	2,198	8,469
*,1	Pepco Group NV	299,915	1,414
			117,857
Portugal (0.1%)
*	EDP - Energias de Portugal SA	5,997,421	22,521
	Galp Energia SGPS SA	865,670	18,596
	Jeronimo Martins SGPS SA	546,537	11,243
	EDP Renovaveis SA	580,392	7,946
			60,306
Qatar (0.2%)
	Qatar National Bank QPSC	8,876,707	33,796
	Qatar Islamic Bank SAQ	3,588,424	18,021
	Industries Qatar QSC	3,158,723	10,598
	Masraf Al Rayan QSC	12,468,289	8,592
	Commercial Bank PSQC	6,761,332	7,707
	Mesaieed Petrochemical Holding Co.	12,465,829	6,571

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Qatar International Islamic Bank QSC	2,363,014	6,523
	Qatar Navigation QSC	2,102,154	6,098
	Qatar Gas Transport Co. Ltd.	5,486,426	6,014
	Qatar Fuel QSC	1,179,314	4,677
	Ooredoo QPSC	1,671,321	4,586
	Qatar Electricity & Water Co. QSC	914,426	3,836
	Dukhan Bank	3,524,047	3,729
	Barwa Real Estate Co.	4,223,143	3,254
	Qatar Aluminum Manufacturing Co.	4,753,404	1,842
	Vodafone Qatar QSC	3,098,640	1,507
*	Ezdan Holding Group QSC	3,127,081	696
			128,047
Romania (0.0%)
	Banca Transilvania SA	1,412,434	8,589
	OMV Petrom SA	35,398,561	5,235
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	156,894	4,531
	Societatea Nationala Nuclearelectrica SA	105,922	1,116
	Societatea Energetica Electrica SA	318,527	909
*	MED Life SA	638,132	565
	One United Properties SA	2,968,714	556
			21,501
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	MMC Norilsk Nickel PJSC ADR	724,348	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Mobile TeleSystems PJSC ADR	289,221	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
*,3	MMC Norilsk Nickel PJSC	2,264,300	—
*,3	LUKOIL PJSC ADR	509,946	—
*,3	Gazprom PJSC ADR	6,827,148	—
*,3	Surgutneftegas PJSC ADR	1,031,634	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	Tatneft PJSC ADR	236,267	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	98,835	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. Rusal International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
		Shares	Market Value• ($000)
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	5,529,218,867	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PJSC	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,921,237	83,402
	Saudi National Bank	5,820,398	58,265
[2]	Saudi Arabian Oil Co.	6,158,318	49,345
	ACWA Power Co.	422,174	44,890
	Saudi Basic Industries Corp.	1,796,952	40,486
	Saudi Telecom Co.	3,588,890	36,012
*	Saudi Arabian Mining Co.	2,425,700	32,699
	Alinma Bank	2,443,178	21,672
	Riyad Bank	2,931,301	21,614
	Saudi Awwal Bank	1,888,416	20,493
	SABIC Agri-Nutrients Co.	465,235	14,336
	Dr Sulaiman Al Habib Medical Services Group Co.	166,234	13,746
	Elm Co.	51,490	12,533
	Bank AlBilad	1,226,818	11,661
	Banque Saudi Fransi	1,176,421	11,479
	Arab National Bank	1,329,352	10,926
	Etihad Etisalat Co.	756,517	10,472
	Bupa Arabia for Cooperative Insurance Co.	148,638	9,569
	Saudi Electricity Co.	1,562,770	7,743
	Almarai Co. JSC	487,324	7,372
	Savola Group	523,179	7,030
	Mouwasat Medical Services Co.	191,660	6,854
	Saudi Tadawul Group Holding Co.	96,114	6,784
	Sahara International Petrochemical Co.	711,508	6,503
	Co. for Cooperative Insurance	146,577	5,817
		Shares	Market Value• ($000)
	Yanbu National Petrochemical Co.	546,403	5,647
*	Saudi Research & Media Group	78,615	5,025
	Arabian Internet & Communications Services Co.	50,487	4,669
	Saudi Industrial Investment Group	737,489	4,553
	Saudi Investment Bank	988,722	4,441
*	Bank Al-Jazira	1,020,408	4,399
	Jarir Marketing Co.	1,171,838	4,224
	Saudi Aramco Base Oil Co.	102,082	4,113
	Nahdi Medical Co.	103,520	3,811
*	Dar Al Arkan Real Estate Development Co.	1,055,032	3,735
*	Saudi Kayan Petrochemical Co.	1,479,245	3,692
	Aldrees Petroleum and Transport Services Co.	74,133	3,309
	Dallah Healthcare Co.	75,698	3,304
	Astra Industrial Group	68,763	3,183
	Riyadh Cables Group Co.	122,137	3,069
	Saudia Dairy & Foodstuff Co.	31,221	3,042
	Abdullah Al Othaim Markets Co.	893,130	2,961
	Advanced Petrochemical Co.	255,629	2,915
	Mobile Telecommunications Co. Saudi Arabia	886,793	2,855
	Leejam Sports Co. JSC	50,652	2,827
	Saudi Airlines Catering Co.	82,072	2,762
	Power & Water Utility Co. for Jubail & Yanbu	150,913	2,604
*	National Industrialization Co. Class C	656,874	2,444
	Arabian Centres Co. Ltd.	353,683	2,359
*	Seera Group Holding	300,281	2,186
	Arabian Drilling Co.	53,090	2,164
	United Electronics Co.	81,289	2,145
	Saudi Cement Co.	152,856	1,871
	Yamama Cement Co.	194,389	1,798
	Arabian Contracting Services Co.	30,533	1,778
*	Rabigh Refining & Petrochemical Co.	837,498	1,679
*	Emaar Economic City	741,402	1,532
	BinDawood Holding Co.	593,100	1,495
	Southern Province Cement Co.	137,988	1,468
	Qassim Cement Co.	90,222	1,420
			657,182
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,980,827	101,341
	Oversea-Chinese Banking Corp. Ltd.	7,017,402	72,852
	United Overseas Bank Ltd.	2,427,012	53,857

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Singapore Telecommunications Ltd.	15,041,230	26,086
	CapitaLand Integrated Commercial Trust	10,158,680	14,481
	Keppel Ltd.	2,779,432	13,902
	CapitaLand Ascendas REIT	7,126,441	13,499
	Singapore Airlines Ltd.	2,730,956	13,031
	Singapore Exchange Ltd.	1,628,666	11,110
	Wilmar International Ltd.	4,176,818	9,818
*	Capitaland Investment Ltd.	4,975,528	9,622
	Singapore Technologies Engineering Ltd.	3,050,193	8,960
	Genting Singapore Ltd.	11,522,190	7,689
	Sembcorp Industries Ltd.	1,834,602	7,170
	Mapletree Industrial Trust	3,957,142	6,552
	Mapletree Logistics Trust	6,647,778	6,523
	Thai Beverage PCL	16,340,800	5,917
*	Seatrium Ltd.	80,992,712	5,786
	Venture Corp. Ltd.	517,082	5,479
	ComfortDelGro Corp. Ltd.	4,159,591	4,524
	City Developments Ltd.	946,091	4,240
	UOL Group Ltd.	983,718	4,200
	Mapletree Pan Asia Commercial Trust	4,558,003	4,177
	Frasers Logistics & Commercial Trust	5,669,134	4,107
	Jardine Cycle & Carriage Ltd.	197,788	3,817
	NetLink NBN Trust	5,836,516	3,653
	Suntec REIT	4,214,466	3,323
*	SATS Ltd.	1,782,987	3,274
	CapitaLand Ascott Trust	4,924,164	3,271
	Keppel DC REIT	2,590,874	3,232
	Keppel REIT	4,947,534	3,177
	Olam Group Ltd.	2,301,913	1,982
	Hutchison Port Holdings Trust	9,893,263	1,265
	Singapore Post Ltd.	2,976,352	980
	StarHub Ltd.	1,139,297	974
	SIA Engineering Co. Ltd.	464,416	767
			444,638
South Africa (0.8%)
	Naspers Ltd. Class N	361,493	69,182
	FirstRand Ltd.	10,018,575	34,586
	Gold Fields Ltd.	1,758,174	28,443
	Standard Bank Group Ltd.	2,665,663	25,033
	Capitec Bank Holdings Ltd.	168,927	20,907
	Anglogold Ashanti plc	838,022	19,273
	MTN Group Ltd.	3,614,659	17,324
	Bid Corp. Ltd.	663,471	15,171
	Shoprite Holdings Ltd.	956,045	12,756
	Sanlam Ltd.	3,473,825	12,566
	Absa Group Ltd.	1,616,332	12,464
	Nedbank Group Ltd.	919,096	11,175
		Shares	Market Value• ($000)
	Harmony Gold Mining Co. Ltd.	1,077,361	9,326
	Aspen Pharmacare Holdings Ltd.	772,027	9,197
	Bidvest Group Ltd.	676,412	8,821
	Sasol Ltd.	1,148,804	8,071
	Clicks Group Ltd.	477,414	7,428
	NEPI Rockcastle NV	1,104,585	7,424
	Impala Platinum Holdings Ltd.	1,596,632	7,108
	Discovery Ltd.	1,044,916	6,657
	Remgro Ltd.	1,002,696	6,533
	Reinet Investments SCA	268,989	6,308
	Sibanye Stillwater Ltd.	5,523,926	6,305
	Woolworths Holdings Ltd.	1,787,341	5,724
	Vodacom Group Ltd.	1,187,419	5,682
	Old Mutual Ltd.	8,630,850	5,071
	Northam Platinum Holdings Ltd.	720,844	4,776
	Mr Price Group Ltd.	497,085	4,605
[1]	Exxaro Resources Ltd.	475,241	4,553
	Growthpoint Properties Ltd.	6,852,274	3,982
[1]	Anglo American Platinum Ltd.	113,267	3,946
[2]	Pepkor Holdings Ltd.	4,161,681	3,926
*	Multichoice Group	574,421	3,671
	Outsurance Group Ltd.	1,663,293	3,576
	Foschini Group Ltd.	645,950	3,410
	Investec Ltd.	533,005	3,401
	Tiger Brands Ltd.	311,467	3,388
[1]	Kumba Iron Ore Ltd.	107,667	2,639
	African Rainbow Minerals Ltd.	211,054	2,180
	Santam Ltd.	79,784	1,272
			427,860
South Korea (3.1%)
	Samsung Electronics Co. Ltd. (XKRX)	9,513,201	528,807
	SK Hynix Inc.	1,076,226	132,812
	Hyundai Motor Co.	273,350	49,169
	Celltrion Inc.	333,600	45,298
	Kia Corp.	486,524	41,220
	NAVER Corp.	286,062	37,731
	Samsung SDI Co. Ltd. (XKRX)	104,233	32,257
	LG Chem Ltd. (XKRX)	94,018	27,016
	KB Financial Group Inc. ADR (XNYS)	430,412	23,229
[1]	POSCO Holdings Inc. (XNYS) ADR	314,967	22,536
*	LG Energy Solution Ltd.	79,406	22,092
	Hana Financial Group Inc.	522,211	22,025
	Hyundai Mobis Co. Ltd.	132,780	21,723
	Kakao Corp.	605,015	21,011
	POSCO Holdings Inc.	70,575	20,374
	Shinhan Financial Group Co. Ltd.	593,929	19,954
*,2	Samsung Biologics Co. Ltd.	35,173	19,769
	KB Financial Group Inc.	350,610	19,016
	Samsung C&T Corp.	166,784	17,985
		Shares	Market Value• ($000)
*	HLB Inc.	214,915	17,172
[1]	Ecopro BM Co. Ltd.	91,422	15,540
	Samsung Fire & Marine Insurance Co. Ltd.	64,980	14,544
[1]	Ecopro Co. Ltd.	190,515	14,401
	LG Electronics Inc. (XKRX)	212,078	14,125
[1]	Shinhan Financial Group Co. Ltd. ADR	406,770	13,728
	Woori Financial Group Inc.	1,310,732	13,432
	KT&G Corp.	197,783	12,744
	Samsung Electro-Mechanics Co. Ltd.	111,046	12,386
[1]	POSCO Future M Co. Ltd.	56,667	11,400
*	SK Square Co. Ltd.	191,387	10,515
	Hanwha Aerospace Co. Ltd.	68,766	10,445
*	Doosan Enerbility Co. Ltd.	843,247	10,182
	Meritz Financial Group Inc.	176,876	10,113
	LG Corp.	176,538	10,073
*	Krafton Inc.	57,670	9,925
*	SK Innovation Co. Ltd.	118,697	9,416
	Samsung Life Insurance Co. Ltd.	147,494	9,294
*	Samsung Heavy Industries Co. Ltd.	1,287,872	8,726
*	Alteogen Inc.	67,733	8,629
	SK Inc.	71,085	8,471
	Hanmi Semiconductor Co. Ltd.	88,782	8,454
	Samsung SDS Co. Ltd.	72,829	8,367
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,497	8,167
	KakaoBank Corp.	427,601	7,669
	Amorepacific Corp.	58,479	7,128
	Korea Zinc Co. Ltd.	21,248	7,078
	HMM Co. Ltd.	579,717	6,619
	Hankook Tire & Technology Co. Ltd.	147,782	6,271
	DB Insurance Co. Ltd.	89,346	6,267
	HYBE Co. Ltd.	41,402	6,006
*	Samsung Engineering Co. Ltd.	315,708	5,986
	Yuhan Corp.	111,513	5,801
	L&F Co. Ltd.	49,187	5,754
	Korean Air Lines Co. Ltd.	370,108	5,581
	LG H&H Co. Ltd. (XKRX)	18,424	5,551
	Korea Electric Power Corp.	356,674	5,445
	Industrial Bank of Korea	526,474	5,293
	Korea Aerospace Industries Ltd.	141,224	5,258
	Hyundai Glovis Co. Ltd.	36,959	4,838
*	LG Display Co. Ltd.	631,007	4,776

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	CosmoAM&T Co. Ltd.	44,119	4,765
*	Hanwha Ocean Co. Ltd.	204,597	4,711
*	Kum Yang Co. Ltd.	67,552	4,533
	Coway Co. Ltd.	112,601	4,512
	LG Innotek Co. Ltd.	28,294	4,497
	S-Oil Corp.	81,925	4,277
	HD Hyundai Co. Ltd.	84,287	4,081
	NCSoft Corp.	31,522	3,983
	CJ CheilJedang Corp. (XKRX)	16,408	3,977
	Hyundai Steel Co.	163,644	3,800
	Hanwha Solutions Corp.	207,090	3,769
*	Hyundai Heavy Industries Co. Ltd.	37,261	3,685
	Doosan Bobcat Inc.	98,056	3,665
	Korea Investment Holdings Co. Ltd.	75,528	3,651
	Hyundai Engineering & Construction Co. Ltd.	142,433	3,629
	Hanmi Pharm Co. Ltd.	15,795	3,598
*	SK Biopharmaceuticals Co. Ltd.	56,226	3,537
	Samsung Securities Co. Ltd.	128,468	3,514
	LS Corp.	34,584	3,417
	Kumho Petrochemical Co. Ltd.	33,115	3,294
	BNK Financial Group Inc.	543,301	3,280
[1]	Posco DX Co. Ltd.	104,371	3,033
	Posco International Corp.	91,408	3,015
	LG Uplus Corp.	423,550	3,008
	Fila Holdings Corp.	101,895	3,000
*	Celltrion Pharm Inc.	42,571	2,939
*	SKC Co. Ltd.	36,891	2,916
	Orion Corp.Republic of Korea	43,511	2,912
	GS Holdings Corp.	88,563	2,863
	Lotte Chemical Corp.	36,396	2,813
	Mirae Asset Securities Co. Ltd.	508,793	2,773
	Hanjin Kal Corp.	62,455	2,680
	Hotel Shilla Co. Ltd.	61,933	2,653
	Hyundai Marine & Fire Insurance Co. Ltd.	116,525	2,630
	NH Investment & Securities Co. Ltd.	285,716	2,568
*	Korea Electric Power Corp. ADR	326,843	2,500
	Kangwon Land Inc.	210,342	2,324
	CJ Corp.	24,900	2,283
*	Hyundai Mipo Dockyard Co. Ltd.	40,987	2,207
*,2	SK IE Technology Co. Ltd.	51,113	2,163
	OCI Holdings Co. Ltd.	30,261	2,062
*	SK Bioscience Co. Ltd.	45,950	1,935
	Cheil Worldwide Inc.	138,311	1,886
	DGB Financial Group Inc.	302,310	1,847
	HL Mando Co. Ltd.	64,527	1,820
	NongShim Co. Ltd.	6,244	1,793
		Shares	Market Value• ($000)
	E-MART Inc.	39,021	1,790
	Samsung Card Co. Ltd.	59,893	1,687
	DL E&C Co. Ltd.	62,847	1,685
	Hyundai Doosan Infracore Co. Ltd.	281,858	1,677
*,2	Netmarble Corp.	41,761	1,672
	Hanwha Corp. (XKRX)	84,164	1,652
	S-1 Corp.	38,056	1,639
	Shinsegae Inc.	13,585	1,627
	KCC Corp.	8,532	1,544
	Hanwha Life Insurance Co. Ltd.	723,501	1,535
	GS Engineering & Construction Corp.	127,553	1,512
*	Pearl Abyss Corp.	64,881	1,491
	F&F Co. Ltd.	31,307	1,482
	BGF retail Co. Ltd.	15,152	1,428
	Hyundai Autoever Corp.	12,773	1,410
	CJ Logistics Corp.	15,917	1,404
	Pan Ocean Co. Ltd.	470,122	1,390
	Lotte Energy Materials Corp.	41,200	1,340
	Hanon Systems	322,271	1,291
	Hyundai Wia Corp.	31,000	1,290
	AMOREPACIFIC Group	51,480	1,243
*	Kakao Games Corp.	77,578	1,212
	Hanmi Science Co. Ltd.	49,038	1,198
	Wemade Co. Ltd.	33,650	1,141
	Lotte Shopping Co. Ltd.	22,219	1,114
	Lotte Corp.	55,196	1,100
	GS Retail Co. Ltd.	76,397	1,095
*	Kakaopay Corp.	42,928	1,082
*	Korea Gas Corp.	53,684	1,068
*	CJ ENM Co. Ltd.	19,381	1,060
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,018
*	Daewoo Engineering & Construction Co. Ltd.	368,036	1,014
	Hyundai Department Store Co. Ltd.	26,313	995
	Paradise Co. Ltd.	91,433	991
	DL Holdings Co. Ltd.	25,620	983
	Hite Jinro Co. Ltd.	60,827	922
	LOTTE Fine Chemical Co. Ltd.	27,883	905
	Green Cross Corp.	10,647	875
	Seegene Inc.	53,921	861
	SK Chemicals Co. Ltd.	19,438	845
	SK Networks Co. Ltd.	232,449	844
	Dongsuh Cos. Inc.	59,769	822
	Ottogi Corp.	2,473	743
	Solus Advanced Materials Co. Ltd.	52,648	673
*	SD Biosensor Inc.	74,719	567
	Lotte Chilsung Beverage Co. Ltd.	5,667	519
			1,695,828
Spain (1.7%)
	Banco Santander SA	31,904,117	155,234
	Iberdrola SA (XMAD)	11,678,501	143,197
	Banco Bilbao Vizcaya Argentaria SA	11,632,621	125,795
		Shares	Market Value• ($000)
	Industria de Diseno Textil SA	2,090,958	95,203
	Amadeus IT Group SA	885,326	56,195
	Telefonica SA	10,105,674	45,269
	CaixaBank SA	7,536,344	39,743
	Repsol SA	2,428,927	38,125
	Ferrovial SE	1,046,912	37,653
[2]	Cellnex Telecom SA	1,119,292	36,998
[2]	Aena SME SA	140,661	25,634
	Banco de Sabadell SA	10,487,893	20,034
	ACS Actividades de Construccion y Servicios SA	481,004	19,264
	Redeia Corp. SA	862,452	14,397
	Endesa SA	627,601	11,445
	Bankinter SA	1,279,364	10,112
	Merlin Properties Socimi SA	672,364	7,564
	Enagas SA	493,997	7,245
	Naturgy Energy Group SA	275,670	6,973
*	Grifols SA	632,964	5,793
	Acciona SA	45,702	5,283
	Mapfre SA	1,952,276	4,710
	Corp. ACCIONA Energias Renovables SA	110,250	2,239
	Fomento de Construcciones y Contratas SA	81,627	1,105
			915,210
Sweden (2.0%)
	Atlas Copco AB Class A	4,999,027	87,563
	Volvo AB Class B	3,116,115	79,315
	Investor AB Class B	3,190,267	78,138
	Assa Abloy AB Class B	1,940,381	51,268
	Atlas Copco AB Class B	3,046,738	45,683
	Hexagon AB Class B	4,205,001	43,988
	Sandvik AB	2,144,542	42,748
[2]	Evolution AB	365,335	40,364
	Swedbank AB Class A	2,003,683	38,315
	EQT AB	1,260,097	33,997
	Skandinaviska Enskilda Banken AB Class A	2,480,178	32,481
	Essity AB Class B	1,217,622	30,379
	Telefonaktiebolaget LM Ericsson Class B	5,832,696	29,600
	Alfa Laval AB	617,531	26,291
	Svenska Handelsbanken AB Class A	2,967,540	25,448
	Investor AB Class A (XSTO)	969,064	23,603
	Epiroc AB Class A	1,272,330	23,522
	H & M Hennes & Mauritz AB Class B	1,196,404	19,017
	Boliden AB	545,236	17,919
	Svenska Cellulosa AB SCA Class B	1,168,216	17,121
	SKF AB Class B	771,821	15,867
	Trelleborg AB Class B	425,219	14,986
	Saab AB Class B	184,096	14,575
	Nibe Industrier AB Class B	2,898,829	13,376

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	Industrivarden AB Class C	388,206	12,481
	Indutrade AB	533,736	12,279
	Skanska AB Class B	710,712	12,209
	Epiroc AB Class B	718,109	11,903
	Telia Co. AB	4,937,736	11,295
*	Swedish Orphan Biovitrum AB	432,018	11,152
	Lifco AB Class B	452,268	10,958
	Beijer Ref AB	768,396	10,829
	Volvo AB Class A	401,950	10,586
	Tele2 AB Class B	1,098,278	10,244
*	Castellum AB	850,047	10,100
	Sagax AB Class B	402,228	10,073
	Securitas AB Class B	963,295	9,654
	SSAB AB Class B	1,676,489	9,381
	Getinge AB Class B	445,307	9,375
*	Fastighets AB Balder Class B	1,241,253	7,824
	L E Lundbergforetagen AB Class B	146,648	7,228
	Investment AB Latour Class B	286,789	6,910
	Holmen AB Class B	159,280	6,204
	Industrivarden AB Class A	178,422	5,746
	Axfood AB	215,289	5,569
	Husqvarna AB Class B	623,511	5,057
	Sweco AB Class B	398,326	4,267
*	Volvo Car AB Class B	1,273,673	3,954
	Sagax AB Class D	422,492	1,172
	Svenska Handelsbanken AB Class B	60,334	647
	Skandinaviska Enskilda Banken AB Class C	34,469	457
	Husqvarna AB Class A	56,030	457
	SSAB AB Class A	64,707	363
	Svenska Cellulosa AB SCA Class A	15,787	229
			1,064,167
Switzerland (5.5%)
	Nestle SA (Registered)	5,321,255	534,255
	Novartis AG (Registered)	4,123,175	400,185
	Roche Holding AG	1,379,894	330,642
	UBS Group AG (Registered)	6,002,109	157,635
	Cie Financiere Richemont SA Class A (Registered)	1,058,225	146,275
	ABB Ltd. (Registered)	2,981,851	144,883
	Zurich Insurance Group AG	285,609	138,248
	Holcim AG	1,036,362	86,751
	Sika AG (Registered)	302,748	86,120
	Lonza Group AG (Registered)	143,587	79,259
	Alcon Inc.	980,818	75,206
	Givaudan SA (Registered)	15,843	67,757
	Swiss Re AG	575,487	62,558
	Partners Group Holding AG	43,934	56,524
	Swiss Life Holding AG (Registered)	58,679	39,594
		Shares	Market Value• ($000)
	Geberit AG (Registered)	64,035	34,181
*	Sandoz Group AG	862,740	29,322
	Straumann Holding AG (Registered)	212,865	28,298
	Sonova Holding AG (Registered)	101,178	27,969
	Swisscom AG (Registered)	50,761	27,848
	Kuehne & Nagel International AG (Registered)	99,422	26,277
[2]	VAT Group AG	51,293	25,537
	SGS SA (Registered)	288,233	25,381
	Logitech International SA (Registered)	307,904	23,972
	Chocoladefabriken Lindt & Spruengli AG (Registered)	204	23,542
	Chocoladefabriken Lindt & Spruengli AG	1,973	22,727
	Julius Baer Group Ltd.	409,419	21,969
	Schindler Holding AG (XSWX)	82,109	20,466
	Roche Holding AG (Bearer)	58,085	15,280
	Swiss Prime Site AG (Registered)	150,568	13,902
	Baloise Holding AG (Registered)	89,877	13,582
	Swatch Group AG (Bearer)	63,599	13,363
	SIG Group AG	656,092	13,111
	Barry Callebaut AG (Registered)	7,102	11,477
	Georg Fischer AG (Registered)	163,136	11,386
	EMS-Chemie Holding AG (Registered)	14,144	11,285
	Adecco Group AG (Registered)	318,828	11,153
	PSP Swiss Property AG (Registered)	89,574	11,073
	Helvetia Holding AG (Registered)	69,138	9,044
	Schindler Holding AG (Registered)	36,835	8,975
	Tecan Group AG (Registered)	25,254	8,909
	Belimo Holding AG (Registered)	18,390	8,509
*	Avolta AG	214,084	8,096
	Flughafen Zurich AG (Registered)	37,577	7,523
	Temenos AG (Registered)	119,787	7,452
	Clariant AG (Registered)	446,461	6,679
	Banque Cantonale Vaudoise (Registered)	56,041	5,860
	Bachem Holding AG	62,081	5,386
	BKW AG	36,013	5,346
	DKSH Holding AG	71,334	4,649
	Emmi AG (Registered)	4,231	4,116
	Swatch Group AG (Registered)	72,646	3,012
			2,962,549
		Shares	Market Value• ($000)
Taiwan (4.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	42,358,873	1,014,231
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,107,328	152,080
	Hon Hai Precision Industry Co. Ltd.	23,853,823	113,552
	MediaTek Inc.	2,976,700	89,751
	Delta Electronics Inc.	4,307,676	42,186
	Quanta Computer Inc.	5,312,598	41,694
	CTBC Financial Holding Co. Ltd.	36,396,939	37,988
	Fubon Financial Holding Co. Ltd.	15,493,930	32,778
	ASE Technology Holding Co. Ltd.	6,721,449	30,237
	Cathay Financial Holding Co. Ltd.	18,426,620	28,494
	Mega Financial Holding Co. Ltd.	22,853,789	28,005
	E.Sun Financial Holding Co. Ltd.	29,714,828	24,969
	Yuanta Financial Holding Co. Ltd.	24,290,536	22,785
	Uni-President Enterprises Corp.	9,572,487	22,453
[1]	Novatek Microelectronics Corp.	1,152,916	21,785
	Wistron Corp.	5,708,445	19,546
	China Steel Corp.	24,577,234	18,723
[1]	United Microelectronics Corp. ADR	2,427,363	18,691
	Asustek Computer Inc.	1,412,026	18,516
	United Microelectronics Corp.	11,778,978	18,097
	First Financial Holding Co. Ltd.	21,498,132	18,022
	Nan Ya Plastics Corp.	10,355,615	17,982
	Taiwan Cooperative Financial Holding Co. Ltd.	21,219,742	17,053
	Formosa Plastics Corp.	7,434,873	15,620
	SinoPac Financial Holdings Co. Ltd.	22,972,586	15,455
	Chunghwa Telecom Co. Ltd. ADR	404,800	15,265
	Realtek Semiconductor Corp.	953,768	15,046
	Yageo Corp.	783,251	14,940
	Chailease Holding Co. Ltd.	2,820,107	14,874
	Accton Technology Corp.	1,059,000	14,836
	Hua Nan Financial Holdings Co. Ltd. Class C	20,305,170	14,710
	Unimicron Technology Corp.	2,615,975	14,466
	Chunghwa Telecom Co. Ltd.	3,769,207	14,326
	Largan Precision Co. Ltd.	204,848	13,655
	Alchip Technologies Ltd.	143,000	13,487

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	China Development Financial Holding Corp.	31,658,019	13,234
	Taishin Financial Holding Co. Ltd.	23,709,344	13,054
	Taiwan Cement Corp.	13,239,726	13,014
	Lite-On Technology Corp.	4,296,767	13,005
	Hotai Motor Co. Ltd.	653,860	12,408
[1]	Wiwynn Corp.	174,000	12,378
	Pegatron Corp.	4,094,038	12,210
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,013,520	11,700
	Formosa Chemicals & Fibre Corp.	6,859,306	11,658
	Taiwan Mobile Co. Ltd.	3,639,713	11,617
	Asia Vital Components Co. Ltd.	572,000	11,283
	Advantech Co. Ltd.	915,687	10,651
	Shanghai Commercial & Savings Bank Ltd.	7,468,048	10,636
	E Ink Holdings Inc.	1,582,000	10,114
	Airtac International Group	272,773	9,658
	President Chain Store Corp.	1,125,904	9,468
	eMemory Technology Inc.	139,000	9,343
	Compal Electronics Inc.	8,255,510	9,005
*,1	Tatung Co. Ltd.	4,456,000	8,912
[1]	Gigabyte Technology Co. Ltd.	986,000	8,892
	Far EasTone Telecommunications Co. Ltd.	3,546,643	8,797
	Silergy Corp.	653,000	8,673
[1]	Inventec Corp.	5,155,064	8,270
	Catcher Technology Co. Ltd.	1,201,153	8,023
	WPG Holdings Ltd.	2,967,000	8,013
	Acer Inc.	5,700,396	7,843
	Chang Hwa Commercial Bank Ltd.	13,642,394	7,628
	Chicony Electronics Co. Ltd.	1,226,337	7,592
[1]	Elite Material Co. Ltd.	609,000	7,583
	Innolux Corp.	16,989,810	7,389
	Powertech Technology Inc.	1,382,000	7,360
	Global Unichip Corp.	175,000	7,268
*	Shin Kong Financial Holdings Co. Ltd.	26,827,986	7,089
[1]	Globalwafers Co. Ltd.	425,000	6,753
	Micro-Star International Co. Ltd.	1,375,000	6,690
	Synnex Technology International Corp.	2,729,889	6,673
	Asia Cement Corp.	4,930,519	6,613
[1]	Sino-American Silicon Products Inc.	1,069,000	6,365
	Voltronic Power Technology Corp.	132,000	6,246
	Eclat Textile Co. Ltd.	396,398	6,237
[1]	Walsin Lihwa Corp.	5,434,643	6,139
		Shares	Market Value• ($000)
	Formosa Petrochemical Corp.	2,718,580	6,008
	Far Eastern New Century Corp.	5,856,819	5,842
	Eva Airways Corp.	5,362,188	5,830
	ASPEED Technology Inc.	61,400	5,749
	Taiwan Business Bank	10,933,286	5,676
[1]	Yang Ming Marine Transport Corp.	3,535,000	5,652
	Cheng Shin Rubber Industry Co. Ltd.	3,701,222	5,344
	Pou Chen Corp.	4,486,125	4,966
	AUO Corp.	8,781,600	4,910
	Feng TAY Enterprise Co. Ltd.	983,155	4,888
	Winbond Electronics Corp.	6,128,864	4,861
[1]	Vanguard International Semiconductor Corp.	1,820,466	4,771
	Nanya Technology Corp.	2,313,600	4,670
[1]	ASMedia Technology Inc.	78,000	4,612
	Zhen Ding Technology Holding Ltd.	1,284,000	4,545
*,1	PharmaEssentia Corp.	475,000	4,271
	Giant Manufacturing Co. Ltd.	626,548	4,192
	Foxconn Technology Co. Ltd.	2,219,925	4,184
	Hiwin Technologies Corp.	580,664	4,106
*,1	Powerchip Semiconductor Manufacturing Corp.	5,867,000	4,099
	Teco Electric and Machinery Co. Ltd.	2,396,000	4,071
	Taiwan High Speed Rail Corp.	4,151,000	3,806
[1]	Ruentex Development Co. Ltd.	3,124,550	3,676
[1]	China Airlines Ltd.	5,714,913	3,660
	Win Semiconductors Corp.	818,000	3,636
[1]	Oneness Biotech Co. Ltd.	700,856	3,396
	Nien Made Enterprise Co. Ltd.	278,000	3,249
	Auo Corp. ADR	583,862	3,182
[1]	Parade Technologies Ltd.	140,000	3,178
	Capital Securities Corp.	4,156,587	3,167
	Taiwan Fertilizer Co. Ltd.	1,478,000	2,961
	Wan Hai Lines Ltd.	1,841,812	2,861
	Yulon Motor Co. Ltd.	1,171,526	2,458
[1]	Nan Ya Printed Circuit Board Corp.	422,000	2,403
	Taiwan Secom Co. Ltd.	580,725	2,289
	Genius Electronic Optical Co. Ltd.	170,000	2,285
	China Motor Corp.	513,642	2,250
	Far Eastern International Bank	4,626,953	2,177
		Shares	Market Value• ($000)
	Walsin Technology Corp.	638,000	2,163
[1]	momo.com Inc.	148,092	2,002
	Eternal Materials Co. Ltd.	2,010,398	1,950
*,1	HTC Corp.	1,479,570	1,925
*	Ennostar Inc.	1,411,000	1,851
	Transcend Information Inc.	570,455	1,638
*	Taiwan Glass Industry Corp.	2,702,089	1,420
	U-Ming Marine Transport Corp.	839,000	1,395
	Formosa Taffeta Co. Ltd.	1,962,000	1,376
	Advanced Energy Solution Holding Co. Ltd.	48,000	922
[1]	Formosa Sumco Technology Corp.	120,000	647
	ASE Technology Holding Co. Ltd. ADR	56,445	567
	Yulon Nissan Motor Co. Ltd.	48,000	193
			2,573,712
Thailand (0.5%)
	PTT PCL	28,445,578	25,779
	CP ALL PCL	11,903,075	18,396
	Bangkok Dusit Medical Services PCL Class F	20,824,500	16,261
	Airports of Thailand PCL	8,556,651	15,023
	Advanced Info Service PCL	2,208,496	11,734
	PTT Exploration & Production PCL	2,742,761	11,474
	Delta Electronics Thailand PCL	5,546,860	10,346
	Central Pattana PCL	5,881,582	10,030
	Kasikornbank PCL	2,693,018	9,453
	Bumrungrad Hospital PCL	1,072,605	7,079
	Minor International PCL	7,808,155	6,923
	Gulf Energy Development PCL	5,977,840	6,457
	SCB X PCL	2,192,444	6,278
	Krung Thai Bank PCL	12,026,462	5,439
	Central Retail Corp. PCL	5,552,497	5,136
	Siam Cement PCL NVDR	726,780	4,869
	Siam Cement PCL (Registered)	713,394	4,779
	Charoen Pokphand Foods PCL	8,132,428	4,337
	TMBThanachart Bank PCL	85,052,596	4,144
	PTT Global Chemical PCL	4,090,887	4,035
[1]	Bangkok Bank PCL NVDR	1,060,800	3,914
*	True Corp. PCL	18,794,912	3,876
	Bangkok Expressway & Metro PCL	16,061,482	3,585
	SCB X PCL NVDR	1,230,600	3,524
	Thai Oil PCL	2,291,702	3,339
	Home Product Center PCL	11,381,292	3,177
	Kasikornbank PCL NVDR	808,437	2,838

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	BTS Group Holdings PCL	16,550,621	2,823
	PTT Oil & Retail Business PCL	5,559,100	2,791
	CP Axtra PCL	3,181,387	2,775
	Intouch Holdings PCL Class F	1,489,659	2,683
	Banpu PCL (Registered)	17,684,108	2,638
	Krungthai Card PCL	2,104,321	2,426
	Energy Absolute PCL (XBKK)	2,950,441	2,425
	Indorama Ventures PCL	3,588,015	2,303
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	2,197
	SCG Packaging PCL	2,418,800	2,106
	Thai Union Group PCL Class F	5,232,363	2,097
	Land & Houses PCL (Registered)	9,915,608	1,990
	Ratch Group PCL	2,378,392	1,841
	Global Power Synergy PCL Class F	1,400,152	1,836
	Asset World Corp. PCL	14,493,308	1,711
	Electricity Generating PCL	528,279	1,598
	Muangthai Capital PCL	1,311,862	1,597
	Osotspa PCL	2,721,791	1,571
	Srisawad Corp. PCL	1,225,904	1,344
	Berli Jucker PCL	2,005,982	1,323
[1]	Land & Houses PCL NVDR	6,394,100	1,283
	Carabao Group PCL Class F	667,877	1,227
	Thai Life Insurance PCL	4,962,100	1,225
[1]	IRPC PCL	20,609,489	1,090
	B Grimm Power PCL	1,459,652	1,007
	Bangkok Bank PCL (Registered)	270,602	998
	Bangkok Dusit Medical Services PCL NVDR	882,500	689
	Siam City Cement PCL	177,239	665
	Intouch Holdings PCL NVDR	273,800	493
	Central Pattana PCL NVDR	258,400	441
*	True Corp. PCL NVDR	2,088,999	431
	Bangkok Life Assurance PCL	716,902	347
	Bumrungrad Hospital PCL NVDR	50,700	335
	Energy Absolute PCL NVDR	270,400	222
	Bangkok Life Assurance PCL NVDR	354,600	172
	Krung Thai Bank PCL NVDR	166,000	75
			265,000
Turkey (0.4%)
	KOC Holding A/S	1,704,709	11,897
	Akbank TAS	6,093,346	11,215
*,1	Turk Hava Yollari AO	1,110,451	11,169
		Shares	Market Value• ($000)
	Turkiye Petrol Rafinerileri A/S	1,745,685	10,539
	BIM Birlesik Magazalar A/S	877,603	10,485
*	Haci Omer Sabanci Holding A/S	2,593,305	7,403
	Turkiye Is Bankasi A/S Class C	15,664,081	6,627
	Yapi ve Kredi Bankasi A/S	6,545,967	6,555
	Turkcell Iletisim Hizmetleri A/S	2,409,536	5,999
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,408,172	4,518
	Turkiye Sise ve Cam Fabrikalari A/S	2,854,931	4,434
	Eregli Demir ve Celik Fabrikalari TAS	3,314,577	4,399
	Ford Otomotiv Sanayi A/S	124,567	4,291
	Enka Insaat ve Sanayi A/S	3,551,623	4,208
*	Sasa Polyester Sanayi A/S	2,524,055	3,214
	Turkiye Garanti Bankasi A/S	1,186,058	3,028
	Coca-Cola Icecek A/S	128,158	2,872
*	Pegasus Hava Tasimaciligi A/S	79,317	2,525
	Migros Ticaret A/S	177,614	2,421
*	TAV Havalimanlari Holding A/S	347,561	2,355
	AG Anadolu Grubu Holding A/S	227,888	2,282
	Arcelik A/S	415,972	2,221
	Tofas Turk Otomobil Fabrikasi A/S	244,852	2,081
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	331,413	1,867
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	577,806	1,647
*	Petkim Petrokimya Holding A/S	2,562,768	1,638
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,521
	Koza Altin Isletmeleri A/S	1,981,413	1,423
	Turk Traktor ve Ziraat Makineleri A/S	48,964	1,391
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	1,373
*	Oyak Cimento Fabrikalari A/S	684,211	1,280
*	Turk Telekomunikasyon A/S	1,018,366	1,268
	Dogus Otomotiv Servis ve Ticaret A/S	143,625	1,258
	Kontrolmatik Enerji Ve Muhendislik A/S	169,157	1,232
*	EGE Endustri VE Ticaret A/S	2,248	1,215
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	415,684	1,202
	Is Yatirim Menkul Degerler A/S	1,030,910	1,191
		Shares	Market Value• ($000)
	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	1,180
*	Anadolu Anonim Turk Sigorta Sirketi	415,519	1,156
	Nuh Cimento Sanayi A/S	122,088	1,153
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,152
*	Ulker Biskuvi Sanayi A/S	325,349	1,147
*,2	MLP Saglik Hizmetleri A/S	157,139	1,136
	Sok Marketler Ticaret A/S	609,365	1,093
	Borusan Yatirim ve Pazarlama A/S	10,393	1,035
	Alarko Holding A/S	280,582	1,008
*	Hektas Ticaret TAS	2,108,710	988
*,2	Enerjisa Enerji A/S	428,357	898
*	Turkiye Vakiflar Bankasi TAO Class D	1,431,909	868
	Turkiye Sigorta A/S	419,021	857
	Dogan Sirketler Grubu Holding A/S	1,866,875	840
	Politeknik Metal Sanayi ve Ticaret A/S	1,465	838
	Aksa Akrilik Kimya Sanayii A/S	227,798	820
*	Gubre Fabrikalari TAS	169,759	808
*	Investco Holding A/S	74,375	732
*	MIA Teknoloji A/S	420,946	730
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	707
*	Kiler Holding AS	499,674	685
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	674
	Aksa Enerji Uretim A/S	566,519	672
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	625,270	653
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	651
*	Konya Cimento Sanayii A/S	1,813	642
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	637
	Cimsa Cimento Sanayi VE Ticaret A/S	643,041	636
*	Reeder Teknoloji Sanayi VE Ticaret A/S	489,943	634
*	Baticim Bati Anadolu Cimento Sanayii A/S	148,726	625
	Aygaz A/S	102,347	620
*	Turkiye Halk Bankasi A/S	1,203,597	605
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	596
	Kayseri Seker Fabrikasi A/S	571,840	588
	Tekfen Holding A/S	357,302	572

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	551
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	538
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	115,231	532
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,243,510	509
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	56,795	505
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	504
	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	487
*	YEO Teknoloji Enerji VE Endustri A/S	73,872	476
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	436
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	566,935	431
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	429
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	422
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	416
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	409
*	Can2 Termik A/S	717,106	406
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	401
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	238,009	387
	Akcansa Cimento A/S	81,868	382
*	Kordsa Teknik Tekstil A/S	112,344	347
	Iskenderun Demir ve Celik A/S	273,450	311
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	306
*	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	298
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	74,334	271
*	Izdemir Enerji Elektrik Uretim A/S	320,971	262
	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	253
	Galata Wind Enerji A/S	285,112	250
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	249
		Shares	Market Value• ($000)
	Kimteks Poliuretan Sanayi VE Ticaret AS	119,566	235
*	Oyak Yatirim Menkul Degerler A/S	159,450	224
*	Peker Gayrimenkul Yatirim Ortakligi A/S	796,617	196
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	184
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	171
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	159
*	Qua Granite Hayal	1,189,870	153
	Polisan Holding A/S	356,946	144
*	Aydem Yenilenebilir Enerji A/S	161,609	141
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	59,688	38
			187,293
United Arab Emirates (0.4%)
[3]	Emirates Telecommunications Group Co. PJSC	6,939,699	32,094
*	Emaar Properties PJSC	13,418,256	30,005
	First Abu Dhabi Bank PJSC	8,811,649	29,958
	Emirates NBD Bank PJSC	3,605,003	16,694
	Abu Dhabi Commercial Bank PJSC	5,841,260	13,264
	Dubai Electricity & Water Authority PJSC	17,314,859	11,072
	Aldar Properties PJSC	7,333,888	10,899
*	Alpha Dhabi Holding PJSC	2,773,210	10,660
	Abu Dhabi Islamic Bank PJSC	2,917,686	8,871
	Dubai Islamic Bank PJSC	5,800,791	8,783
*	Multiply Group PJSC	9,517,210	5,954
	Abu Dhabi National Oil Co. for Distribution PJSC	5,841,482	5,545
*	Americana Restaurants International plc (XADS)	5,564,824	5,038
	Borouge plc	5,910,081	3,939
*	Emaar Development PJSC	1,689,375	3,838
	Salik Co. PJSC	3,709,104	3,491
	Air Arabia PJSC	4,627,370	3,369
	ADNOC Drilling Co. PJSC	3,199,506	3,361
*	Q Holding PJSC	4,105,650	3,291
	ADNOC Logistics & Services	2,862,049	3,115
	National Marine Dredging Co.	420,663	3,052
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,818
	Dubai Investments PJSC	4,174,704	2,482
		Shares	Market Value• ($000)
*	Pure Health Holding PJSC	2,119,255	2,260
	Dana Gas PJSC	11,348,329	2,131
	Emirates Central Cooling Systems Corp.	4,027,764	1,744
	Fertiglobe plc	2,270,519	1,721
	Dubai Financial Market PJSC	3,201,832	1,201
*	Ghitha Holding PJSC	77,844	754
*	AL Seer Marine Supplies & Equipment Co LLC	488,854	642
*	Apex Investments Co. PSC	1,019,338	493
*	Americana Restaurants International plc	157,043	143
			232,682
United Kingdom (9.6%)
	Shell plc (XLON)	12,947,649	460,271
	AstraZeneca plc	2,943,827	445,250
	HSBC Holdings plc	38,066,239	329,956
	Unilever plc (XLON)	4,939,017	255,499
	BP plc	33,236,971	214,233
	GSK plc	8,012,392	166,232
	Diageo plc	4,397,230	151,967
	Rio Tinto plc	2,168,815	146,744
	Glencore plc	24,171,339	140,642
	British American Tobacco plc	4,009,666	117,709
	CRH plc (SGMX)	1,376,676	106,611
	London Stock Exchange Group plc	940,849	103,719
	BAE Systems plc	6,073,520	101,016
	National Grid plc	7,395,961	97,014
	Compass Group plc	3,404,724	94,698
	RELX plc	2,278,053	93,598
	Ferguson plc	408,972	86,234
*	Rolls-Royce Holdings plc	16,694,062	85,608
	Lloyds Banking Group plc	126,279,451	81,499
	Reckitt Benckiser Group plc	1,426,581	79,756
	Anglo American plc	2,401,516	78,475
	Barclays plc	29,938,193	75,483
	Experian plc	1,826,239	73,659
	3i Group plc	1,895,790	67,732
*	Flutter Entertainment plc	351,676	65,151
	Ashtead Group plc	870,109	63,180
	RELX plc (XLON)	1,494,869	61,476
	Haleon plc	13,136,006	55,478
	Tesco plc	13,851,146	51,139
	Prudential plc (XLON)	5,472,699	47,598
	SSE plc	2,174,146	45,193
	NatWest Group plc	10,736,845	40,525
	Imperial Brands plc	1,747,453	39,930
	Standard Chartered plc	4,379,874	37,630
	Vodafone Group plc	43,553,379	36,729
	Legal & General Group plc	11,803,896	34,650
	InterContinental Hotels Group plc	329,118	32,100
	Aviva plc	5,437,416	31,570
	Sage Group plc	2,044,764	29,651
	Segro plc	2,667,105	28,053
	Next plc	241,955	27,137
	Informa plc	2,716,688	26,895

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bunzl plc	673,428	25,824
	Rentokil Initial plc	5,042,107	25,452
	Smurfit Kappa Group plc	519,541	22,575
	Associated British Foods plc	670,682	22,198
	Smith & Nephew plc	1,736,411	21,038
	WPP plc	2,074,066	20,789
	Admiral Group plc	609,176	20,735
	Halma plc	756,384	20,730
	Melrose Industries plc (XLON)	2,622,856	20,606
	Intertek Group plc	321,041	19,759
	Antofagasta plc	692,382	18,993
	United Utilities Group plc	1,366,543	17,813
	Centrica plc	10,703,684	17,086
	Pearson plc	1,381,050	16,757
	Mondi plc	878,641	16,651
	Severn Trent plc	526,481	16,228
	Spirax-Sarco Engineering plc	147,105	16,187
	BT Group plc	12,559,152	16,061
	Croda International plc	276,381	15,830
	Whitbread plc	394,669	15,555
[2]	Auto Trader Group plc	1,765,469	15,306
	Intermediate Capital Group plc	555,669	14,483
*	Wise plc Class A	1,492,389	14,343
	Smiths Group plc	695,448	14,020
	DCC plc	196,972	13,451
	Weir Group plc	516,614	13,183
	B&M European Value Retail SA	1,999,490	12,904
	Coca-Cola HBC AG	391,285	12,630
	Marks & Spencer Group plc	3,925,540	12,507
	Entain plc	1,264,300	12,335
	Berkeley Group Holdings plc	208,052	12,218
	Land Securities Group plc	1,473,202	11,907
	Kingfisher plc	3,791,006	11,678
	Taylor Wimpey plc	6,998,664	11,468
	Howden Joinery Group plc	1,050,880	11,439
	J Sainsbury plc	3,439,537	11,282
	IMI plc	515,270	11,224
	DS Smith plc	2,548,645	11,103
	Barratt Developments plc	1,954,134	11,041
	Beazley plc	1,329,167	10,997
	M&G plc	4,315,222	10,803
	Hiscox Ltd.	673,463	10,328
	Burberry Group plc	712,901	10,201
	Persimmon plc	629,351	10,191
[2]	ConvaTec Group plc	3,254,251	10,125
	Rightmove plc	1,578,049	10,109
	Phoenix Group Holdings plc	1,474,853	8,983
	British Land Co. plc	1,836,227	8,855
	RS Group plc	947,726	8,682
	UNITE Group plc	687,042	7,943
	Johnson Matthey plc	358,548	7,852
	Hikma Pharmaceuticals plc	320,479	7,695
	Endeavour Mining plc	362,885	7,683
	Hargreaves Lansdown plc	750,015	7,579
	Schroders plc	1,658,622	7,272
		Shares	Market Value• ($000)
	JD Sports Fashion plc	4,940,057	7,073
*	International Consolidated Airlines Group SA	3,201,914	6,978
	Abrdn plc	3,612,997	6,589
	St. James's Place plc	1,065,501	5,766
*,1	Ocado Group plc	1,195,506	5,234
[2]	Airtel Africa plc	2,129,843	2,941
	Fresnillo plc	365,756	2,533
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,215,491
Total Common Stocks (Cost $41,645,452)			53,312,411
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	1,650,986	77,086
	Volkswagen AG Preference Shares	400,557	49,070
	Petroleo Brasileiro SA Preference Shares	5,976,812	48,366
	Henkel AG & Co. KGaA Preference Shares	325,980	25,896
	Itau Unibanco Holding SA Preference Shares	4,205,782	25,400
	Itausa SA Preference Shares	10,756,109	19,803
	Sartorius AG Preference Shares	49,271	14,730
	Banco Bradesco SA Preference Shares	4,509,620	12,159
	Bayerische Motoren Werke AG Preference Shares	112,995	11,610
	Hyundai Motor Co. Preference Shares (XKRX)	70,583	8,065
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	151,065	6,900
	FUCHS SE Preference Shares	135,698	6,337
	Gerdau SA Preference Shares	1,489,534	5,238
	Hyundai Motor Co. Preference Shares	43,528	4,953
	Cia Energetica de Minas Gerais Preference Shares	2,311,806	4,350
	Centrais Eletricas Brasileiras SA Preference Shares Class B	543,225	4,348
*	Grifols SA Preference Shares Class B (XMAD)	536,992	3,427
	LG Chem Ltd. Preference Shares	15,520	2,979
*	Telecom Italia SpA Preference Shares	11,505,222	2,832
	Metalurgica Gerdau SA Preference Shares	1,308,900	2,667
	Companhia Paranaense de Energia Preference Shares Class B	1,406,200	2,462
		Shares	Market Value• ($000)
	Embotelladora Andina SA Preference Shares Class B	744,477	2,105
	Sixt SE Preference Shares	29,401	2,034
	Bradespar SA Preference Shares	512,090	1,965
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	365,896	1,760
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	933,000	1,421
	LG Electronics Inc. Preference Shares	43,125	1,334
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,512	1,148
*	Braskem SA Preference Shares Class A	256,500	1,051
	Unipar Carbocloro SA Preference Shares Class B	101,187	1,029
*	Alpargatas SA Preference Shares	460,200	838
	LG H&H Co. Ltd. Preference Shares	5,035	680
	Amorepacific Corp. (XKRX) Preference Shares	19,652	660
	Samsung SDI Co. Ltd. Preference Shares	3,466	606
	Hanwha Corp. Preference Shares	56,230	603
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	57,152	150
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,530	92
	Bancolombia SA Preference Shares	11,063	91
	CJ CheilJedang Corp. Preference Shares	649	69
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PJSC Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $347,479)			356,314
Rights (0.0%)
*	Smartfren Telecom Tbk PT Exp. 5/6/24 (Cost $—)	126,582,008	8
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/40 (Cost $—)	38,387	—

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $743,952)	7,440,501	743,976
Total Investments (100.3%) (Cost $42,736,883)			54,412,709
Other Assets and Liabilities—Net (-0.3%)			(139,617)
Net Assets (100%)			54,273,092
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $305,369,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,223,371,000, representing 2.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $429,125,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	3,638	412,458	(10,948)
MSCI Emerging Markets Index	June 2024	3,324	173,180	(1,157)
S&P TSX 60 Index	June 2024	181	34,329	(463)
				(12,568)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	CAD	21,493	USD	15,949	—	(324)
Royal Bank of Canada	6/20/24	CAD	7,161	USD	5,269	—	(63)
Toronto-Dominion Bank	6/20/24	CAD	6,935	USD	5,115	—	(73)
Royal Bank of Canada	6/20/24	CAD	4,213	USD	3,059	4	—
UBS AG	6/20/24	CAD	2,939	USD	2,150	—	(13)
Toronto-Dominion Bank	6/20/24	INR	3,725,257	USD	44,877	—	(337)
JPMorgan Chase Bank, N.A.	6/20/24	INR	3,725,257	USD	44,844	—	(304)
Morgan Stanley Capital Services Inc.	6/20/24	INR	3,669,656	USD	44,133	—	(258)
State Street Bank & Trust Co.	6/20/24	USD	33,309	AUD	50,216	730	—
Citibank, N.A.	6/20/24	USD	9,695	BRL	48,712	360	—

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Deutsche Bank AG	6/20/24	USD	9,688	BRL	48,712	353	—
BNP Paribas	6/20/24	USD	5,723	CAD	7,742	94	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	3,040	CAD	4,183	—	(1)
Royal Bank of Canada	6/20/24	USD	1,351	CAD	1,861	—	(2)
State Street Bank & Trust Co.	6/20/24	USD	39,107	CHF	33,924	1,991	—
UBS AG	6/20/24	USD	39,052	CHF	33,924	1,936	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	28,520	EUR	25,979	736	—
UBS AG	6/20/24	USD	34,706	GBP	27,168	749	—
BNP Paribas	6/20/24	USD	10,843	GBP	8,525	189	—
State Street Bank & Trust Co.	6/20/24	USD	5,708	HKD	44,530	6	—
BNP Paribas	6/20/24	USD	32,374	JPY	4,838,928	1,453	—
UBS AG	6/20/24	USD	23,049	JPY	3,369,922	1,515	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	20,135	JPY	3,008,473	911	—
Toronto-Dominion Bank	6/20/24	USD	8,123	JPY	1,214,263	364	—
State Street Bank & Trust Co.	6/20/24	USD	6,993	KRW	9,136,189	385	—
Deutsche Bank AG	6/20/24	USD	11,513	SEK	117,535	823	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	21,011	TWD	656,351	881	—
						13,480	(1,375)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $9,650,000 and cash of $1,250,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $41,992,931)	53,668,733
Affiliated Issuers (Cost $743,952)	743,976
Total Investments in Securities	54,412,709
Investment in Vanguard	1,650
Cash Collateral Pledged—Futures Contracts	19,685
Cash Collateral Pledged—Forward Currency Contracts	250
Foreign Currency, at Value (Cost $125,391)	122,471
Receivables for Investment Securities Sold	171,394
Receivables for Accrued Income	297,077
Receivables for Capital Shares Issued	3,727
Unrealized Appreciation—Forward Currency Contracts	13,480
Total Assets	55,042,443
Liabilities
Due to Custodian	150,507
Payables for Investment Securities Purchased	19,050
Collateral for Securities on Loan	429,125
Payables for Capital Shares Redeemed	5,475
Payables to Vanguard	2,622
Variation Margin Payable—Futures Contracts	8,460
Unrealized Depreciation—Forward Currency Contracts	1,375
Deferred Foreign Capital Gains Taxes	152,737
Total Liabilities	769,351
Net Assets	54,273,092
1 Includes $305,369,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	47,317,379
Total Distributable Earnings (Loss)	6,955,713
Net Assets	54,273,092

ETF Shares—Net Assets
Applicable to 660,039,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,775,013
Net Asset Value Per Share—ETF Shares	$57.23

Admiral Shares—Net Assets
Applicable to 236,742,566 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,423,148
Net Asset Value Per Share—Admiral Shares	$35.58

Institutional Shares—Net Assets
Applicable to 44,384,287 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,006,223
Net Asset Value Per Share—Institutional Shares	$112.79

Institutional Plus Shares—Net Assets
Applicable to 25,691,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,068,708
Net Asset Value Per Share—Institutional Plus Shares	$119.45
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	742,738
Interest[2]	9,627
Securities Lending—Net	5,529
Total Income	757,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,659
Management and Administrative— ETF Shares	8,803
Management and Administrative— Admiral Shares	3,562
Management and Administrative— Institutional Shares	1,471
Management and Administrative— Institutional Plus Shares	612
Marketing and Distribution— ETF Shares	555
Marketing and Distribution— Admiral Shares	208
Marketing and Distribution— Institutional Shares	78
Marketing and Distribution— Institutional Plus Shares	46
Custodian Fees	2,831
Shareholders’ Reports—ETF Shares	280
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	19
Other Expenses	415
Total Expenses	20,594
Expenses Paid Indirectly	(1)
Net Expenses	20,593
Net Investment Income	737,301
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	203,119
Futures Contracts	53,504
Forward Currency Contracts	(982)
Foreign Currencies	2,771
Realized Net Gain (Loss)	258,412
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	6,723,138
Futures Contracts	11,502
Forward Currency Contracts	5,339
Foreign Currencies	(3,306)
Change in Unrealized Appreciation (Depreciation)	6,736,673
Net Increase (Decrease) in Net Assets Resulting from Operations	7,732,386
1	Dividends are net of foreign withholding taxes of $54,211,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,401,000, ($39,000), $3,000, and ($59,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $212,778,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $73,717,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	737,301	1,527,259
Realized Net Gain (Loss)	258,412	(560,657)
Change in Unrealized Appreciation (Depreciation)	6,736,673	4,724,137
Net Increase (Decrease) in Net Assets Resulting from Operations	7,732,386	5,690,739
Distributions
ETF Shares	(702,734)	(1,060,269)
Admiral Shares	(152,495)	(239,337)
Institutional Shares	(93,139)	(151,547)
Institutional Plus Shares	(57,211)	(95,377)
Total Distributions	(1,005,579)	(1,546,530)
Capital Share Transactions
ETF Shares	331,978	460,572
Admiral Shares	91,450	(171,947)
Institutional Shares	(20,906)	(468,946)
Institutional Plus Shares	(65,238)	(261,643)
Net Increase (Decrease) from Capital Share Transactions	337,284	(441,964)
Total Increase (Decrease)	7,064,091	3,702,245
Net Assets
Beginning of Period	47,209,001	43,506,756
End of Period	54,273,092	47,209,001

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$50.11	$45.79	$62.49	$49.33	$51.58	$47.79
Investment Operations
Net Investment Income[1]	.777	1.618	1.749	1.604	1.211	1.629
Net Realized and Unrealized Gain (Loss) on Investments	7.401	4.341	(16.658)	13.047	(2.166)	3.692
Total from Investment Operations	8.178	5.959	(14.909)	14.651	(.955)	5.321
Distributions
Dividends from Net Investment Income	(1.058)	(1.639)	(1.791)	(1.491)	(1.295)	(1.531)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.058)	(1.639)	(1.791)	(1.491)	(1.295)	(1.531)
Net Asset Value, End of Period	$57.23	$50.11	$45.79	$62.49	$49.33	$51.58
Total Return	16.40%	12.90%	-24.27%	29.82%	-1.83%	11.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,775	$32,768	$29,524	$35,493	$24,308	$24,652
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.08%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.78%	3.06%	3.22%	2.62%	2.46%	3.30%
Portfolio Turnover Rate[3]	3%	4%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.07%, and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$31.15	$28.46	$38.84	$30.66	$32.06	$29.70
Investment Operations
Net Investment Income[1]	.477	.993	1.069	.972	.750	1.010
Net Realized and Unrealized Gain (Loss) on Investments	4.604	2.703	(10.351)	8.121	(1.355)	2.289
Total from Investment Operations	5.081	3.696	(9.282)	9.093	(.605)	3.299
Distributions
Dividends from Net Investment Income	(.651)	(1.006)	(1.098)	(.913)	(.795)	(.939)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.651)	(1.006)	(1.098)	(.913)	(.795)	(.939)
Net Asset Value, End of Period	$35.58	$31.15	$28.46	$38.84	$30.66	$32.06
Total Return[2]	16.39%	12.86%	-24.30%	29.76%	-1.89%	11.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,423	$7,290	$6,804	$8,667	$6,919	$6,717
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.12%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.75%	3.02%	3.16%	2.56%	2.46%	3.29%
Portfolio Turnover Rate[4]	3%	4%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.11%, and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$98.76	$90.23	$123.14	$97.19	$101.64	$94.16
Investment Operations
Net Investment Income[1]	1.523	3.151	3.422	3.108	2.380	3.224
Net Realized and Unrealized Gain (Loss) on Investments	14.587	8.598	(32.817)	25.772	(4.281)	7.271
Total from Investment Operations	16.110	11.749	(29.395)	28.880	(1.901)	10.495
Distributions
Dividends from Net Investment Income	(2.080)	(3.219)	(3.515)	(2.930)	(2.549)	(3.015)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.080)	(3.219)	(3.515)	(2.930)	(2.549)	(3.015)
Net Asset Value, End of Period	$112.79	$98.76	$90.23	$123.14	$97.19	$101.64
Total Return	16.39%	12.89%	-24.28%	29.82%	-1.87%	11.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,006	$4,401	$4,430	$5,753	$4,658	$4,991
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.09%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.02%	3.19%	2.58%	2.45%	3.31%
Portfolio Turnover Rate[3]	3%	4%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.08%, and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$104.58	$95.55	$130.41	$102.93	$107.63	$99.71
Investment Operations
Net Investment Income[1]	1.631	3.395	3.572	3.312	2.548	3.403
Net Realized and Unrealized Gain (Loss) on Investments	15.453	9.066	(34.687)	27.296	(4.528)	7.725
Total from Investment Operations	17.084	12.461	(31.115)	30.608	(1.980)	11.128
Distributions
Dividends from Net Investment Income	(2.214)	(3.431)	(3.745)	(3.128)	(2.720)	(3.208)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.214)	(3.431)	(3.745)	(3.128)	(2.720)	(3.208)
Net Asset Value, End of Period	$119.45	$104.58	$95.55	$130.41	$102.93	$107.63
Total Return	16.42%	12.91%	-24.27%	29.84%	-1.83%	11.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,069	$2,750	$2,749	$4,118	$3,311	$2,793
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.07%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.08%	3.13%	2.60%	2.48%	3.30%
Portfolio Turnover Rate[3]	3%	4%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%, 0.06%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The

FTSE All-World ex-US Index Fund
master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

FTSE All-World ex-US Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,650,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

FTSE All-World ex-US Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,515,642	17,141	—	4,532,783
Common Stocks—Other	582,833	48,161,938	34,857	48,779,628
Preferred Stocks	141,953	214,361	—	356,314
Rights	8	—	—	8
Warrants	—	—	—	—
Temporary Cash Investments	743,976	—	—	743,976
Total	5,984,412	48,393,440	34,857	54,412,709
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	13,480	—	13,480
Liabilities
Futures Contracts[1]	12,568	—	—	12,568
Forward Currency Contracts	—	1,375	—	1,375
Total	12,568	1,375	—	13,943
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	13,480	13,480
Total Assets	—	13,480	13,480

Unrealized Depreciation—Futures Contracts[1]	12,568	—	12,568
Unrealized Depreciation—Forward Currency Contracts	—	1,375	1,375
Total Liabilities	12,568	1,375	13,943
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	53,504	—	53,504
Forward Currency Contracts	—	(982)	(982)
Realized Net Gain (Loss) on Derivatives	53,504	(982)	52,522
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	11,502	—	11,502
Forward Currency Contracts	—	5,339	5,339
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,502	5,339	16,841

FTSE All-World ex-US Index Fund
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,295,016
Gross Unrealized Appreciation	16,640,864
Gross Unrealized Depreciation	(5,523,634)
Net Unrealized Appreciation (Depreciation)	11,117,230
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $4,675,180,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $1,594,656,000 of investment securities and sold $1,308,245,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $384,034,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	653,530	11,788	878,163	16,984
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(321,552)	(5,700)	(417,591)	(7,800)
Net Increase (Decrease)—ETF Shares	331,978	6,088	460,572	9,184
Admiral Shares
Issued	610,501	17,647	1,139,639	35,258
Issued in Lieu of Cash Distributions	113,699	3,306	178,746	5,476
Redeemed	(632,750)	(18,242)	(1,490,332)	(45,753)
Net Increase (Decrease)—Admiral Shares	91,450	2,711	(171,947)	(5,019)
Institutional Shares
Issued	392,977	3,557	818,096	7,940
Issued in Lieu of Cash Distributions	74,015	679	122,089	1,182
Redeemed	(487,898)	(4,414)	(1,409,131)	(13,656)
Net Increase (Decrease)—Institutional Shares	(20,906)	(178)	(468,946)	(4,534)
Institutional Plus Shares
Issued	206,140	1,744	445,764	4,108
Issued in Lieu of Cash Distributions	57,211	495	95,377	869
Redeemed	(328,589)	(2,840)	(802,784)	(7,460)
Net Increase (Decrease)—Institutional Plus Shares	(65,238)	(601)	(261,643)	(2,483)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,

FTSE All-World ex-US Index Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of April 30, 2024
Canada	14.6%
Japan	13.4
United Kingdom	9.0
Taiwan	8.7
India	7.6
China	5.2
Australia	4.7
South Korea	4.1
Sweden	3.9
Germany	2.9
Switzerland	2.7
France	2.6
Italy	2.1
Denmark	1.8
Norway	1.7
Brazil	1.6
Spain	1.1
Thailand	1.0
Finland	1.0
Belgium	1.0
Netherlands	1.0
Other	8.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (4.7%)
	Technology One Ltd.	938,894	9,724
*	Sandfire Resources Ltd.	1,491,757	8,985
*	Paladin Energy Ltd.	994,871	8,829
	Reliance Worldwide Corp. Ltd.	2,674,093	8,777
*	Telix Pharmaceuticals Ltd.	907,637	8,711
[1]	Viva Energy Group Ltd.	3,713,351	8,130
	Breville Group Ltd.	479,250	7,891
	nib holdings Ltd.	1,646,721	7,864
	Champion Iron Ltd.	1,530,352	6,935
*,2	Webjet Ltd.	1,279,765	6,718
	Perseus Mining Ltd.	4,517,185	6,607
	ARB Corp. Ltd.	253,993	6,235
	National Storage REIT	4,349,589	5,998
	Ventia Services Group Pty. Ltd.	2,519,236	5,863
	AUB Group Ltd.	303,202	5,499
	Nickel Industries Ltd.	8,678,066	5,212
	Premier Investments Ltd.	265,897	5,115
	Eagers Automotive Ltd.	628,600	5,064
	Ramelius Resources Ltd.	3,799,898	5,041
*,1	Life360 Inc. GDR	575,468	5,031
	Super Retail Group Ltd.	535,745	4,982
	HUB24 Ltd.	190,001	4,882
	Nine Entertainment Co. Holdings Ltd.	4,892,326	4,769
	Charter Hall Long Wale REIT	2,113,701	4,572
*	Neuren Pharmaceuticals Ltd.	371,346	4,559
	HomeCo Daily Needs REIT	5,659,938	4,438
[3]	Bapcor Ltd.	1,157,118	4,333
*	Megaport Ltd.	505,491	4,328
	Sigma Healthcare Ltd.	5,194,972	4,230
	BWP Trust	1,842,242	4,216
	GrainCorp Ltd. Class A	751,440	4,129
*	De Grey Mining Ltd.	4,872,468	4,055
*	Boss Energy Ltd.	1,280,707	4,031
*	Bellevue Gold Ltd.	3,555,350	4,017
*	Genesis Minerals Ltd.	3,365,941	3,764
	Lovisa Holdings Ltd.	182,134	3,671
	Gold Road Resources Ltd.	3,489,626	3,611
	Corporate Travel Management Ltd.	367,553	3,601
	Ingenia Communities Group	1,211,626	3,591
		Shares	Market Value• ($000)
	Centuria Industrial REIT	1,750,888	3,575
*	PEXA Group Ltd.	455,858	3,546
	Waypoint REIT Ltd.	2,321,439	3,483
	Brickworks Ltd.	195,093	3,360
	Netwealth Group Ltd.	263,099	3,311
*	West African Resources Ltd.	3,858,371	3,269
	HMC Capital Ltd.	801,750	3,248
*	IRESS Ltd.	593,998	3,246
*	Regis Resources Ltd.	2,265,709	3,191
	Charter Hall Retail REIT	1,492,394	3,184
*	Capricorn Metals Ltd.	1,002,132	3,172
	Inghams Group Ltd.	1,288,360	3,049
*	Red 5 Ltd.	10,637,166	3,047
	Codan Ltd.	431,742	3,043
[2]	GQG Partners Inc. GDR	2,050,882	3,028
*	Audinate Group Ltd.	248,910	2,988
	GUD Holdings Ltd.	452,727	2,973
*	Karoon Energy Ltd.	2,401,205	2,964
*	Emerald Resources NL	1,232,985	2,776
	Lifestyle Communities Ltd.	363,034	2,770
*	PolyNovo Ltd.	2,133,056	2,768
*	Temple & Webster Group Ltd.	374,817	2,736
	Elders Ltd.	502,365	2,729
	Helia Group Ltd.	1,056,117	2,711
*	Silver Lake Resources Ltd.	2,904,100	2,680
*	SiteMinder Ltd.	727,764	2,654
	McMillan Shakespeare Ltd.	220,519	2,632
	Centuria Capital Group	2,319,341	2,553
	NRW Holdings Ltd.	1,418,473	2,532
	Collins Foods Ltd.	394,995	2,532
	Link Administration Holdings Ltd.	1,747,452	2,522
	Bega Cheese Ltd.	941,064	2,495
	EVT Ltd.	324,301	2,482
*	Zip Co. Ltd.	3,140,927	2,462
	IPH Ltd.	605,973	2,439
	Monadelphous Group Ltd.	281,863	2,421
	Imdex Ltd.	1,740,332	2,334
*	Deep Yellow Ltd.	2,518,737	2,324
	Johns Lyng Group Ltd.	635,124	2,278
	Pinnacle Investment Management Group Ltd.	313,742	2,248
	Kelsian Group Ltd.	632,270	2,247
	Data#3 Ltd.	449,263	2,210
*	Silex Systems Ltd.	675,493	2,196
	Arena REIT	929,419	2,193
*	Macquarie Technology Group Ltd.	41,264	2,171
		Shares	Market Value• ($000)
*	Resolute Mining Ltd.	7,968,216	2,165
	Perenti Ltd.	3,491,872	2,143
	G8 Education Ltd.	2,702,542	2,123
*	Fleetpartners Group Ltd.	910,790	2,109
[1]	Coronado Global Resources Inc. GDR	2,622,051	2,084
*,2	Mesoblast Ltd.	3,255,569	2,067
	Credit Corp. Group Ltd.	194,308	2,033
	SmartGroup Corp. Ltd.	330,130	2,024
	Westgold Resources Ltd.	1,386,038	1,980
*	MMA Offshore Ltd.	1,147,084	1,935
	Stanmore Resources Ltd.	889,886	1,902
*	Aussie Broadband Ltd.	769,354	1,835
	Rural Funds Group	1,405,647	1,820
	Service Stream Ltd.	2,202,243	1,814
	Austal Ltd.	1,204,387	1,781
	oOh!media Ltd.	1,643,138	1,777
	Vulcan Steel Ltd.	363,769	1,773
*	Judo Capital Holdings Ltd.	2,039,804	1,751
	Nick Scali Ltd.	174,321	1,748
*	Alpha HPA Ltd.	2,509,409	1,744
*	Healius Ltd.	2,221,338	1,711
	PWR Holdings Ltd.	225,877	1,710
	Dexus Industria REIT	907,582	1,706
	GWA Group Ltd.	1,024,924	1,693
*,2	Tietto Minerals Ltd.	3,733,408	1,619
	Abacus Storage King	2,207,517	1,610
	Growthpoint Properties Australia Ltd.	1,028,143	1,574
	Hansen Technologies Ltd.	518,511	1,571
	Jumbo Interactive Ltd.	149,904	1,524
*	Azure Minerals Ltd.	641,958	1,520
	Charter Hall Social Infrastructure REIT	919,744	1,502
	Clinuvel Pharmaceuticals Ltd.	154,229	1,490
	Accent Group Ltd.	1,199,579	1,457
	Hotel Property Investments Ltd.	695,502	1,456
	Infomedia Ltd.	1,344,933	1,431
*	Strike Energy Ltd.	10,082,855	1,427
*	Latin Resources Ltd.	9,934,461	1,422
	Myer Holdings Ltd.	2,890,139	1,416
*	Cettire Ltd.	743,845	1,414
	Abacus Group	1,873,045	1,396
*	Nanosonics Ltd.	741,840	1,373
	Centuria Office REIT	1,786,335	1,362
*,2	Imugene Ltd.	24,194,784	1,337
*	Mayne Pharma Group Ltd.	289,677	1,299
	Dicker Data Ltd.	185,151	1,275

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Weebit Nano Ltd.	624,745	1,256
	HealthCo REIT	1,592,116	1,229
*	Cooper Energy Ltd.	9,279,252	1,218
	Cromwell Property Group	4,664,027	1,212
*,3	Leo Lithium Ltd.	3,703,310	1,211
*	Superloop Ltd.	1,373,777	1,190
	Australian Ethical Investment Ltd.	392,035	1,184
*,3	AVZ Minerals Ltd.	9,005,310	1,138
	Regis Healthcare Ltd.	426,055	1,084
*,2	Wildcat Resources Ltd.	3,276,270	1,079
	Navigator Global Investments Ltd. (XASX)	884,557	1,058
*	Bravura Solutions Ltd.	1,189,153	1,051
*,2	ioneer Ltd.	8,440,297	1,048
*,2	Chalice Mining Ltd.	1,332,539	1,016
*	Australian Agricultural Co. Ltd.	1,143,347	1,015
	Integral Diagnostics Ltd.	610,445	1,004
	Ridley Corp. Ltd.	682,222	995
	Platinum Asset Management Ltd.	1,424,025	980
*	Opthea Ltd.	2,437,638	976
*	Select Harvests Ltd.	418,882	945
	Emeco Holdings Ltd.	2,015,771	935
*,2	Syrah Resources Ltd.	2,825,742	932
*,2	Vulcan Energy Resources Ltd.	424,004	911
*	Nuix Ltd.	682,538	904
	MyState Ltd.	390,378	903
	APM Human Services International Ltd.	1,117,416	872
*	OFX Group Ltd.	792,206	850
*,2	Arafura Rare Earths Ltd.	6,637,994	848
	Cedar Woods Properties Ltd.	273,801	841
	Kogan.com Ltd.	257,402	837
*	Tyro Payments Ltd.	1,310,373	804
*	Omni Bridgeway Ltd.	982,610	789
	GDI Property Group Partnership	2,038,866	788
*	Carnarvon Energy Ltd.	6,033,601	760
*	Aurelia Metals Ltd.	5,788,614	744
	Jupiter Mines Ltd.	3,864,808	736
[2]	Australian Clinical Labs Ltd.	465,598	731
*,2	EML Payments Ltd.	1,095,752	706
*	Mount Gibson Iron Ltd.	2,451,280	702
[2]	Australian Finance Group Ltd.	714,392	691
	SG Fleet Group Ltd.	331,373	672
*	Alkane Resources Ltd.	1,676,010	671
*,2	Core Lithium Ltd.	7,142,977	656
*,2	Sayona Mining Ltd.	30,012,974	644
*,2	BrainChip Holdings Ltd.	3,356,483	621
*	Fineos Corp. Ltd. GDR	502,426	585
*	Praemium Ltd.	1,764,065	558
	Baby Bunting Group Ltd.	470,645	557
*,2	Novonix Ltd.	1,007,109	556
		Shares	Market Value• ($000)
*	Calix Ltd.	567,991	541
*	St Barbara Ltd.	3,193,037	539
	Southern Cross Media Group Ltd.	791,260	488
*,2	29Metals Ltd.	1,502,425	481
*	Seven West Media Ltd.	3,218,759	435
*	Coast Entertainment Holdings Ltd.	1,327,454	418
	Solvar Ltd.	670,067	417
*,2	Argosy Minerals Ltd.	4,878,508	402
[2]	Humm Group Ltd.	1,180,738	354
*,2	Australian Strategic Materials Ltd.	439,789	287
	PointsBet Holdings Ltd.	781,876	256
*,2	Lake Resources NL	5,251,116	206
*,3	Firefinch Ltd.	4,116,778	160
*	Jervois Global Ltd.	1,986,559	20
*	Paradigm Biopharmaceuticals Ltd.	40,300	7
*	Neometals Ltd.	104,739	7
			467,394
Austria (0.7%)
[1]	BAWAG Group AG	258,510	15,436
[2]	Wienerberger AG	359,392	12,843
[2]	Vienna Insurance Group AG Wiener Versicherung Gruppe	144,416	4,496
[2]	EVN AG	132,447	4,071
[2]	CA Immobilien Anlagen AG	120,870	3,932
[2]	Oesterreichische Post AG	121,428	3,868
	UNIQA Insurance Group AG	428,775	3,761
	DO & Co. AG	22,498	3,446
[2]	Mayr Melnhof Karton AG	27,825	3,330
*,2	IMMOFINANZ AG	116,120	2,879
	Schoeller-Bleckmann Oilfield Equipment AG	40,839	1,986
*,2	Lenzing AG	60,072	1,941
[2]	AT&S Austria Technologie & Systemtechnik AG	84,897	1,885
	Strabag SE	43,913	1,866
	Palfinger AG	51,862	1,166
	Porr AG	40,410	612
[2]	Agrana Beteiligungs AG	33,360	478
*	S IMMO AG (XWBO)	20,394	375
*	Eurotelesites AG	50,653	190
			68,561
Belgium (1.0%)
	Aedifica SA	162,342	10,373
	Azelis Group NV	334,572	8,039
	Colruyt Group NV	164,095	7,591
	Cofinimmo SA	114,079	7,557
	Bekaert SA	114,929	5,751
	Melexis NV	67,898	5,674
	KBC Ancora	113,923	5,490
	Montea NV	53,341	4,573
	Deme Group NV	25,013	3,971
	Shurgard Self Storage Ltd. (XBRU)	91,730	3,759
	Fagron	185,761	3,604
		Shares	Market Value• ($000)
	Proximus SADP	488,902	3,602
	VGP NV	32,686	3,556
	Barco NV	233,038	3,233
	Xior Student Housing NV	102,608	3,053
	Retail Estates NV	42,896	2,994
	Gimv NV	60,734	2,835
*	Ontex Group NV	266,576	2,686
	Tessenderlo Group SA	86,642	2,224
	Kinepolis Group NV	42,853	1,826
	bpost SA	403,728	1,590
	Euronav NV	79,875	1,328
			95,309
Brazil (1.4%)
	Xp Malls Fundo Investimentos Imobiliarios	337,714	7,565
	Santos Brasil Participacoes SA	2,353,067	6,154
	Kinea Renda Imobiliaria FII (BVMF)	169,312	5,347
	Kinea Indice de Precos FII	285,706	5,337
	3R PETROLEUM OLEO E GAS SA	799,632	5,108
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	980,485	3,833
	CSHG Logistica FI Imobiliario	118,572	3,805
	Cia de Saneamento do Parana	766,418	3,798
	Tres Tentos Agroindustrial SA	1,704,078	3,321
	Kinea Renda Imobiliaria FII	95,566	3,018
*	Cogna Educacao SA	6,779,627	2,833
	Kinea Rendimentos Imobiliarios FII	138,966	2,810
	YDUQS Participacoes SA	948,625	2,666
	Xp Malls Fdo Inv Imob Fii	117,671	2,636
	Cia de Saneamento de Minas Gerais Copasa MG.	696,523	2,626
	FII BTLG	132,416	2,588
	Petroreconcavo SA	616,100	2,585
*	IRB Brasil Resseguros SA	297,030	2,430
	Arezzo Industria e Comercio SA	239,014	2,390
	Fleury SA	850,268	2,371
	Wilson Sons SA	721,000	2,333
*	Marfrig Global Foods SA	1,269,600	2,311
	XP Log FII (BVMF)	114,058	2,301
	Vinci Shopping Centers FII (BVMF)	93,965	2,177
	Capitania Securities II Fii	1,227,140	2,025
	FII Iridium	137,289	2,001
	Odontoprev SA	848,299	1,952
	Direcional Engenharia SA	426,696	1,916
*	MRV Engenharia e Participacoes SA	1,391,692	1,796
	CSHG Renda Urbana Fii	67,289	1,755

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	AES Brasil Energia SA	950,875	1,734
	Fii UBS Br Receb Imob	102,091	1,732
	Mills Estruturas e Servicos de Engenharia SA	672,205	1,718
*	Serena Energia SA	1,064,853	1,686
	Grupo De Moda Soma SA	1,433,000	1,675
	Hedge Brasil Shopping FII	37,125	1,592
	Maxi Renda FII (BVMF)	759,734	1,526
*	Log-in Logistica Intermodal SA	204,119	1,521
	Grendene SA	1,233,783	1,464
	Enauta Participacoes SA	261,500	1,376
	Fras-Le SA	385,099	1,337
	XP Malls Fundo de Investimento Imobiliario FII	56,866	1,274
*	Oncoclinicas do Brasil Servicos Medicos SA	879,500	1,247
*	Hidrovias do Brasil SA	1,449,100	1,225
	Vivara Participacoes SA	275,400	1,175
	SIMPAR SA	1,051,300	1,170
	Pet Center Comercio E Participacoes SA	1,275,960	1,157
	Tupy SA	225,131	1,129
	Vulcabras SA	367,700	1,121
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	1,119
	Minerva SA	910,371	1,073
	Iochpe Maxion SA	437,944	1,037
	Ez Tec Empreendimentos e Participacoes SA	389,100	1,032
	EcoRodovias Infraestrutura e Logistica SA	730,361	1,020
	JHSF Participacoes SA	1,177,500	975
	Mahle-Metal Leve SA	157,300	928
[1]	Locaweb Servicos de Internet SA	1,044,283	925
	Cury Construtora e Incorporadora SA	230,800	871
	Grupo SBF SA	357,508	766
	Kinea Renda Imobiliaria	22,687	717
	LOG Commercial Properties e Participacoes SA	168,265	704
*	Anima Holding SA	1,060,231	690
	Movida Participacoes SA	492,800	670
	Camil Alimentos SA	414,100	669
*	Zamp SA	766,683	570
*	CVC Brasil Operadora e Agencia de Viagens SA	1,417,653	549
	Ambipar Participacoes e Empreendimentos SA	276,500	533
*	CM Hospitalar SA	548,500	532
		Shares	Market Value• ($000)
*	Cia Brasileira de Aluminio	529,698	527
	FII Hectare Ce	79,627	495
	Armac Locacao Logistica E Servicos SA	235,200	473
	Lojas Quero-Quero SA	553,378	443
*	Grupo Casas Bahia SA	336,105	443
	Hospital Mater Dei SA	328,400	359
	Blau Farmaceutica SA	176,800	343
	Empreendimentos Pague Menos S/A	699,323	341
*	Cia Brasileira de Distribuicao	325,923	184
			139,635
Canada (14.4%)
	WSP Global Inc.	402,099	61,014
[2]	RB Global Inc.	614,943	43,999
	ARC Resources Ltd.	2,027,602	36,718
	TFI International Inc.	271,702	35,383
	Open Text Corp.	910,304	32,143
[2]	Emera Inc.	944,221	31,846
	Stantec Inc.	384,953	30,650
	First Quantum Minerals Ltd.	2,214,153	28,114
*	Descartes Systems Group Inc.	289,123	26,819
	Kinross Gold Corp.	4,149,707	26,767
*,2	Ivanhoe Mines Ltd. Class A	1,968,234	26,679
	Lundin Mining Corp.	2,325,362	26,553
	Toromont Industries Ltd.	277,468	25,396
	TMX Group Ltd.	952,927	25,231
	SNC-Lavalin Group Inc.	597,204	22,931
	Pan American Silver Corp.	1,224,485	22,584
	Element Fleet Management Corp.	1,352,880	21,591
	AltaGas Ltd.	970,928	21,285
*	MEG Energy Corp.	927,283	21,090
	GFL Environmental Inc.	653,421	20,851
	iA Financial Corp. Inc.	341,679	20,714
	Keyera Corp.	787,112	20,194
	Alamos Gold Inc. Class A	1,346,517	19,807
	Gildan Activewear Inc.	569,635	19,746
	West Fraser Timber Co. Ltd.	256,173	19,621
	FirstService Corp.	132,881	19,517
*	CAE Inc.	1,007,518	19,438
	Canadian Apartment Properties REIT	576,028	17,930
*	Celestica Inc.	397,442	17,210
	Crescent Point Energy Corp.	1,927,658	16,999
[2]	Canadian Tire Corp. Ltd. Class A	167,911	16,221
	Onex Corp.	222,128	15,759
	Finning International Inc.	487,784	15,303
	Parkland Corp.	469,462	14,463
[2]	Whitecap Resources Inc.	1,887,180	14,312
		Shares	Market Value• ($000)
	Algonquin Power & Utilities Corp.	2,320,776	14,178
	PrairieSky Royalty Ltd.	726,380	13,840
	Boyd Group Services Inc.	73,120	13,673
	Enerplus Corp.	675,881	13,222
[2]	Northland Power Inc.	862,665	13,166
*	Bombardier Inc. Class B	288,419	13,140
[2]	RioCan REIT	1,036,102	13,126
[2]	Brookfield Infrastructure Corp. Class A	400,046	12,187
*	Capstone Copper Corp.	1,699,677	11,766
	Stella-Jones Inc.	196,464	11,414
*	NexGen Energy Ltd.	1,486,316	11,315
	B2Gold Corp.	4,392,885	11,105
	Colliers International Group Inc.	105,918	11,030
	Methanex Corp.	230,024	11,015
[2]	Brookfield Renewable Corp. Class A (XTSE)	449,802	10,449
	Granite REIT	208,157	10,289
	Capital Power Corp.	391,997	10,231
*	Kinaxis Inc.	94,606	10,074
	Primo Water Corp.	533,676	10,064
*	Bausch Health Cos. Inc.	1,073,057	9,393
	Tricon Residential Inc.	830,960	9,308
*	Eldorado Gold Corp.	625,487	8,914
*	Air Canada	603,385	8,906
*	ATS Corp.	270,022	8,883
	Osisko Gold Royalties Ltd.	560,936	8,618
[2]	Choice Properties REIT	904,839	8,558
	Premium Brands Holdings Corp.	126,715	8,303
	Definity Financial Corp.	247,706	8,257
	Baytex Energy Corp.	2,207,496	8,178
	Gibson Energy Inc.	496,537	8,144
*	Aritzia Inc.	303,292	7,852
[2]	Dream Industrial REIT	869,769	7,841
[2]	First Capital REIT	705,012	7,569
	Chartwell Retirement Residences	831,653	7,545
	Atco Ltd. Class I	272,699	7,442
	BRP Inc.	109,297	7,353
[2]	SmartCentres REIT	445,846	7,216
[1]	Nuvei Corp.	213,000	6,831
	Boardwalk REIT	130,542	6,720
	Linamar Corp.	142,679	6,719
[2]	Vermilion Energy Inc.	547,144	6,303
	Hudbay Minerals Inc.	748,176	6,299
[2]	First Majestic Silver Corp.	944,013	6,295
	Parex Resources Inc.	348,850	6,082
	Canadian Western Bank	313,987	6,024
*	Lightspeed Commerce Inc.	450,970	5,906
	TransAlta Corp.	879,942	5,836
	Russel Metals Inc.	205,791	5,796
	Paramount Resources Ltd. Class A	250,697	5,682

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	IAMGOLD Corp.	1,595,861	5,669
	CI Financial Corp.	464,894	5,491
	H&R REIT	831,504	5,436
	IGM Financial Inc.	215,348	5,383
	Boralex Inc. Class A	267,968	5,378
	Topaz Energy Corp.	316,448	5,239
[2]	Allied Properties REIT	422,567	5,197
*	Equinox Gold Corp.	931,292	5,040
	OceanaGold Corp.	2,300,845	4,981
*,2	BlackBerry Ltd.	1,771,074	4,953
	North West Co. Inc.	160,082	4,537
	Centerra Gold Inc.	740,140	4,505
	Maple Leaf Foods Inc.	252,708	4,474
	Lundin Gold Inc.	326,893	4,443
	Stelco Holdings Inc.	144,508	4,189
	Superior Plus Corp.	611,361	4,143
*	Torex Gold Resources Inc.	283,936	4,001
	SSR Mining Inc.	698,399	3,744
	Quebecor Inc. Class B	172,106	3,562
	Winpak Ltd.	110,741	3,449
[2]	Primaris REIT	318,616	3,055
	Enghouse Systems Ltd.	138,393	2,997
[2]	Innergex Renewable Energy Inc.	492,082	2,870
	Laurentian Bank of Canada	136,380	2,549
[2]	NorthWest Healthcare Properties REIT	693,479	2,544
[2]	Cargojet Inc.	28,441	2,541
	Mullen Group Ltd.	269,905	2,506
	GFL Environmental Inc. (XTSE)	75,818	2,419
[2]	Westshore Terminals Investment Corp.	123,930	2,384
*	Novagold Resources Inc.	812,379	2,360
	Transcontinental Inc. Class A	235,749	2,339
*,2	Ballard Power Systems Inc.	875,441	2,302
*	Canfor Corp.	215,747	2,274
	Cascades Inc.	325,186	2,183
*	Cronos Group Inc.	709,666	2,088
*,2	Lithium Americas Argentina Corp.	337,617	1,731
	First National Financial Corp.	59,325	1,653
*	Lithium Americas Corp.	339,840	1,506
	Cogeco Communications Inc.	33,655	1,334
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,003
*	Lightspeed Commerce Inc. (XTSE)	14,700	192
			1,441,579
Chile (0.2%)
	Parque Arauco SA	2,454,876	3,695
	SMU SA	11,671,661	2,164
	Empresa Nacional de Telecomunicaciones SA	508,155	1,747
*	Engie Energia Chile SA	1,871,026	1,536
		Shares	Market Value• ($000)
*	CAP SA	214,477	1,533
	Inversiones Aguas Metropolitanas SA	1,842,778	1,424
	Vina Concha y Toro SA	919,704	1,226
	Inversiones La Construccion SA	121,904	1,067
	SONDA SA	2,304,829	1,021
	Ripley Corp. SA	3,875,438	865
			16,278
China (5.2%)
	Brilliance China Automotive Holdings Ltd.	9,828,000	8,161
	Chinasoft International Ltd.	8,424,304	5,066
*,2	Hollysys Automation Technologies Ltd.	199,707	4,651
	Fufeng Group Ltd.	4,880,864	3,561
	China Nonferrous Mining Corp. Ltd.	3,831,000	3,463
*	Sunac China Holdings Ltd.	19,739,000	3,452
	Dongyue Group Ltd.	3,823,000	3,371
[2]	JinkoSolar Holding Co. Ltd. ADR	136,539	3,293
	Atour Lifestyle Holdings Ltd. ADR	170,836	3,046
*	Gaotu Techedu Inc. ADR	466,056	3,043
[2]	Gushengtang Holdings Ltd.	496,600	2,946
	Tianli International Holdings Ltd.	4,127,000	2,935
*,2	Canadian Solar Inc.	172,148	2,791
[1]	SciClone Pharmaceuticals Holdings Ltd.	1,195,000	2,730
	SSY Group Ltd.	4,465,324	2,718
[2]	China Overseas Property Holdings Ltd.	4,385,000	2,667
[1,2]	Meitu Inc.	6,484,500	2,661
	Hello Group Inc. ADR	447,616	2,610
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	2,530
*,2	EHang Holdings Ltd. ADR	141,811	2,527
*,1,2	Cloud Music Inc.	204,300	2,527
	FinVolution Group ADR	478,312	2,282
	Grand Pharmaceutical Group Ltd.	4,081,240	2,253
	CIMC Enric Holdings Ltd.	2,250,000	2,226
*,1,2,3	New Horizon Health Ltd.	1,143,500	2,067
*,1,2	Keymed Biosciences Inc.	473,500	2,032
*,2	Golden Solar New Energy Technology Holdings Ltd.	3,232,000	1,978
	Fu Shou Yuan International Group Ltd.	2,920,000	1,977
	China BlueChemical Ltd. Class H	6,152,000	1,953
*,2	Fenbi Ltd.	3,467,500	1,912
	China Education Group Holdings Ltd.	3,363,000	1,899
		Shares	Market Value• ($000)
*,2	COFCO Joycome Foods Ltd.	8,169,000	1,853
	Skyworth Group Ltd.	4,472,710	1,839
	Sinopec Kantons Holdings Ltd.	3,529,962	1,808
	China Water Affairs Group Ltd.	2,897,600	1,800
	Greentown Service Group Co. Ltd.	3,919,255	1,781
*,1	Maoyan Entertainment	1,435,000	1,774
*	Zhongyu Energy Holdings Ltd.	2,836,000	1,769
[2]	Onewo Inc. Class H	668,200	1,760
*,1	Bairong Inc.	1,403,500	1,756
[2]	China Risun Group Ltd.	4,228,000	1,698
	TCL Electronics Holdings Ltd.	2,579,122	1,695
	Shoucheng Holdings Ltd.	9,351,246	1,678
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	876,500	1,648
	PAX Global Technology Ltd.	1,920,062	1,606
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,737,913	1,564
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,776,304	1,542
	Consun Pharmaceutical Group Ltd.	2,040,000	1,521
*,2	Xinte Energy Co. Ltd. Class H	1,353,200	1,511
[2]	Tianneng Power International Ltd.	1,954,468	1,502
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,497
*	Lifetech Scientific Corp.	6,696,058	1,468
	Digital China Holdings Ltd.	3,992,588	1,457
	Concord New Energy Group Ltd.	18,680,000	1,450
*	ANE Cayman Inc.	2,144,000	1,428
*,2	FIH Mobile Ltd.	12,665,000	1,410
	China Datang Corp. Renewable Power Co. Ltd. Class H	6,610,000	1,407
*	XD Inc.	732,800	1,369
*,1,2	InnoCare Pharma Ltd.	2,278,000	1,339
*,1,2	Alphamab Oncology	2,204,000	1,319
	NetDragon Websoft Holdings Ltd.	921,090	1,290
	JNBY Design Ltd.	707,500	1,288
*,1,2	Haichang Ocean Park Holdings Ltd.	12,505,000	1,278
*	Adicon Holdings Ltd.	859,000	1,278
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,273
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,218
	China Resources Medical Holdings Co. Ltd.	2,275,291	1,199

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tong Ren Tang Technologies Co. Ltd. Class H	1,737,516	1,194
[1]	Sunac Services Holdings Ltd.	4,746,000	1,179
	China Oriental Group Co. Ltd.	8,826,000	1,178
*,2	Zhihu Inc. ADR	1,733,874	1,177
	First Tractor Co. Ltd. Class H	1,128,954	1,169
	China Shineway Pharmaceutical Group Ltd.	972,343	1,147
	APT Medical Inc. Class A	16,367	1,135
*,1,2	Weimob Inc.	6,414,000	1,123
*	Sohu.com Ltd. ADR	95,140	1,098
[1,2]	Simcere Pharmaceutical Group Ltd.	1,586,000	1,089
	Lonking Holdings Ltd.	5,911,313	1,086
	China Foods Ltd.	2,828,000	1,083
*,1,2	Ascentage Pharma Group International	475,100	1,079
	West China Cement Ltd.	6,997,200	1,068
*,2	Ming Yuan Cloud Group Holdings Ltd.	3,399,000	1,059
	BOE Varitronix Ltd.	1,498,065	1,033
[2]	CGN New Energy Holdings Co. Ltd.	3,432,720	1,022
	Xinyi Energy Holdings Ltd.	7,314,200	1,022
	Tian Lun Gas Holdings Ltd.	1,549,400	1,019
[1]	Genertec Universal Medical Group Co. Ltd.	1,696,309	1,018
	China Lilang Ltd.	1,658,000	1,013
[1]	AK Medical Holdings Ltd.	1,354,000	1,012
	Sichuan Expressway Co. Ltd. Class H	2,486,000	1,011
	China Tobacco International HK Co. Ltd.	650,000	996
	AIMA Technology Group Co. Ltd. Class A	203,835	989
	JCHX Mining Management Co. Ltd. Class A	133,700	985
	Hangcha Group Co. Ltd. Class A	237,447	980
	Qingdao Sentury Tire Co. Ltd. Class A	270,340	977
*,1	Arrail Group Ltd.	1,218,500	974
	Tiangong International Co. Ltd.	4,480,000	967
[2]	Chervon Holdings Ltd.	397,600	966
	Accelink Technologies Co. Ltd. Class A	187,700	962
*	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	112,509	962
[1,2]	A-Living Smart City Services Co. Ltd.	2,512,290	955
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	952
		Shares	Market Value• ($000)
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	536,600	950
	Yili Chuanning Biotechnology Co. Ltd. Class A	518,500	941
	Yuexiu REIT	8,497,013	940
	CPMC Holdings Ltd.	1,094,000	933
[2]	Kangji Medical Holdings Ltd.	1,008,500	928
*,1	CARsgen Therapeutics Holdings Ltd.	1,219,000	925
[1]	Asiainfo Technologies Ltd.	1,021,200	921
	China Overseas Grand Oceans Group Ltd.	4,210,500	904
[1]	China New Higher Education Group Ltd.	3,025,000	902
	Poly Property Group Co. Ltd.	4,930,000	900
	Shui On Land Ltd.	9,636,500	898
*,1,2	Yidu Tech Inc.	1,669,000	890
[1]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	885
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	883
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	880
*,2	CMGE Technology Group Ltd.	5,179,200	880
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	24,320	869
*	Hainan Meilan International Airport Co. Ltd. Class H	892,000	869
*,3	China Dili Group	10,268,897	866
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	147,700	865
	Harbin Electric Co. Ltd. Class H	2,633,813	851
*,1,3	China Renaissance Holdings Ltd.	914,500	850
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	833
	Hubei Dinglong Co. Ltd. Class A	255,412	833
	Xiamen Amoytop Biotech Co. Ltd. Class A	99,938	833
	Qilu Bank Co. Ltd. Class A	1,262,431	830
[1,2]	Linklogis Inc. Class B	3,746,500	817
	Shanghai Huafon Aluminium Corp. Class A	297,900	815
*,1,3	Venus MedTech Hangzhou Inc. Class H	1,132,000	813
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	811
*,2	Yeahka Ltd.	614,800	806
[2]	China Modern Dairy Holdings Ltd.	9,624,000	795
		Shares	Market Value• ($000)
*	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	793
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,524,400	787
*	Vnet Group Inc. ADR	462,748	782
*	SOHO China Ltd.	8,096,542	782
	China Coal Xinji Energy Co. Ltd. Class A	631,820	782
	Geovis Technology Co. Ltd. Class A	102,876	764
*,1,2	Ocumension Therapeutics	836,000	761
	Venustech Group Inc. Class A	281,100	760
*,1,2,3	Peijia Medical Ltd.	1,617,000	757
*,2	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	753
	Sihuan Pharmaceutical Holdings Group Ltd.	10,260,000	742
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	742
	Health & Happiness H&H International Holdings Ltd.	568,000	738
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	737
	Shenzhen Envicool Technology Co. Ltd. Class A	160,200	734
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	491,500	733
	Hangjin Technology Co. Ltd. Class A	189,703	728
	Citic Offshore Helicopter Co. Ltd. Class A	236,300	726
*	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	722
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	721
	INESA Intelligent Tech Inc. Class B	1,253,106	719
	KPC Pharmaceuticals Inc. Class A	228,700	717
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	717
	State Grid Information & Communication Co. Ltd. Class A	303,100	714
	First Tractor Co. Ltd. Class A	287,300	713
	Digital China Group Co. Ltd. Class A	168,800	712
	Shenzhen Sunlord Electronics Co. Ltd. Class A	197,988	710
*	Chengtun Mining Group Co. Ltd. Class A	1,051,538	709

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	708
	China Yongda Automobiles Services Holdings Ltd.	2,601,000	705
	Infore Environment Technology Group Co. Ltd. Class A	997,565	705
	China Kings Resources Group Co. Ltd. Class A	153,571	704
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	694
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	690
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	684
	Henan Pinggao Electric Co. Ltd. Class A	332,900	681
	Grandblue Environment Co. Ltd. Class A	268,072	681
*	Talkweb Information System Co. Ltd. Class A	352,200	678
	IKD Co. Ltd. Class A	255,200	677
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	342,700	669
	China Automotive Engineering Research Institute Co. Ltd. Class A	235,900	668
[1]	Medlive Technology Co. Ltd.	636,000	668
	Biem.L.Fdlkk Garment Co. Ltd. Class A	161,780	665
	Foryou Corp. Class A	155,100	665
	Sinofert Holdings Ltd.	5,978,000	664
	Guangdong Hongda Blasting Co. Ltd. Class A	224,774	659
*	DingDong Cayman Ltd. ADR	478,893	656
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,614,500	656
*	China Hainan Rubber Industry Group Co. Ltd. Class A	1,015,500	647
	Andon Health Co. Ltd. Class A	117,191	647
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	646
*	QuantumCTek Co. Ltd. Class A	22,018	640
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	72,093	638
	Wuhan Jingce Electronic Group Co. Ltd. Class A	74,192	636
	Risen Energy Co. Ltd. Class A	354,900	634
*	COL Group Co. Ltd. Class A	178,400	630
		Shares	Market Value• ($000)
	Anhui Huaheng Biotechnology Co. Ltd. Class A	38,553	630
	Hexing Electrical Co. Ltd. Class A	99,062	624
*,2	Q Technology Group Co. Ltd.	1,508,000	621
	CETC Digital Technology Co. Ltd. Class A	224,850	621
	Shanghai Haohai Biological Technology Co. Ltd. Class A	46,969	621
	Huaming Power Equipment Co. Ltd. Class A	219,700	616
	Inner Mongolia Mining Co. Ltd. Class A	411,388	615
*	Wuxi Taiji Industry Co. Ltd. Class A	707,468	611
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	610
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	609
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	126,297	608
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	607
	Sonoscape Medical Corp. Class A	106,400	606
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	97,747	605
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	340,056	598
	DBG Technology Co. Ltd. Class A	193,060	597
	Jiangzhong Pharmaceutical Co. Ltd. Class A	162,300	597
	China National Gold Group Gold Jewellery Co. Ltd. Class A	386,200	594
	Gansu Energy Chemical Co. Ltd. Class A	1,221,300	594
	Sichuan Expressway Co. Ltd. Class A	774,311	593
*,2	Agile Group Holdings Ltd.	7,764,000	589
*	China First Heavy Industries Co. Ltd. Class A	1,599,800	589
*	Nanjing Tanker Corp. Class A	1,141,600	586
	Arcsoft Corp. Ltd. Class A	125,620	585
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	942,100	583
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,091,405	581
		Shares	Market Value• ($000)
*	China Railway Materials Co. Class A	1,587,234	578
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	242,600	575
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,235	574
*	Willfar Information Technology Co. Ltd. Class A	119,825	574
*	Beijing BDStar Navigation Co. Ltd. Class A	149,459	573
	GCL Energy Technology Co. Ltd. Class A	437,000	570
*,1	Mobvista Inc.	1,649,000	566
	Anhui Heli Co. Ltd. Class A	170,600	565
	Eastern Communications Co. Ltd. Class A	379,700	562
	Helens International Holdings Co. Ltd.	1,329,500	558
*	Sinocelltech Group Ltd. Class A	81,314	558
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	185,000	557
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	556
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	556
	Chengdu Hi-tech Development Co. Ltd. Class A	87,300	554
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	901,900	553
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	552
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	549
	Dajin Heavy Industry Co. Ltd. Class A	188,700	546
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	545
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	545
	Yankershop Food Co. Ltd. Class A	51,750	543
	Jiangxi Jovo Energy Co. Ltd. Class A	150,000	542
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	70,924	539
	Red Avenue New Materials Group Co. Ltd. Class A	133,000	537
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	537

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Vantone Neo Development Group Co. Ltd. Class A	503,000	536
	Nanjing Gaoke Co. Ltd. Class A	615,000	534
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	532
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	143,500	532
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	282,816	532
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	151,215	531
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	529
*	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	522
	Yunnan Energy Investment Co. Ltd. Class A	304,200	522
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	519
	China Petroleum Engineering Corp. Class A	1,115,800	519
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	518
*	Sichuan Hongda Co. Ltd. Class A	598,800	517
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	289,600	511
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	27,028	509
	Ningbo Boway Alloy Material Co. Ltd. Class A	202,300	509
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	28,225	508
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	338,200	507
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	181,600	507
	Hangzhou EZVIZ Network Co. Ltd. Class A	73,052	507
	Sharetronic Data Technology Co. Ltd. Class A	59,000	507
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	506
	China Railway Construction Heavy Industry Corp. Ltd. Class A	912,260	506
		Shares	Market Value• ($000)
	Electric Connector Technology Co. Ltd. Class A	86,000	505
	Fibocom Wireless Inc. Class A	212,395	505
*,1,3	Redco Properties Group Ltd.	2,958,000	503
	Zhejiang Yinlun Machinery Co. Ltd. Class A	184,900	502
	Shanghai Chinafortune Co. Ltd. Class A	253,200	499
	Guangdong Construction Engineering Group Co. Ltd. Class A	879,100	499
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	269,300	491
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	490
	Sai Micro Electronics Inc. Class A	197,300	490
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	487
*	Gree Real Estate Co. Ltd. Class A	605,435	487
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	484
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	484
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	484
	Baowu Magnesium Technology Co. Ltd. Class A	189,500	482
*	Lifan Technology Group Co. Ltd. Class A	1,087,800	481
[1]	Midea Real Estate Holding Ltd.	857,200	478
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	478
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	475
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	277,293	474
	Dongfang Electronics Co. Ltd. Class A	326,200	473
	Hainan Strait Shipping Co. Ltd. Class A	532,050	472
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	472
*	CETC Chips Technology Inc. Class A	270,800	470
		Shares	Market Value• ($000)
	Bank of Lanzhou Co. Ltd. Class A	1,334,400	469
	INESA Intelligent Tech Inc. Class A	256,600	469
	Jilin Electric Power Co. Ltd. Class A	711,864	465
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	399,500	465
*	Sensteed Hi-tech Group Class A	2,203,200	465
	Nanjing Cosmos Chemical Co. Ltd. Class A	41,800	465
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	534,500	465
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	463
	Dazhong Transportation Group Co. Ltd. Class B	2,445,543	462
*	Hwa Create Co. Ltd. Class A	164,500	461
	COFCO Capital Holdings Co. Ltd. Class A	402,600	461
*	Henan Zhongfu Industry Co. Ltd. Class A	1,048,400	460
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	459
	Tibet Mineral Development Co. Class A	153,400	459
	Sichuan Development Lomon Co. Ltd. Class A	472,000	458
*,2	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	457
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	102,600	457
*	Shanghai DZH Ltd. Class A	497,100	456
	Fujian Longking Co. Ltd. Class A	240,600	456
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	456
*	Roshow Technology Co. Ltd. Class A	566,500	456
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	89,960	456
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	456
	YGSOFT Inc. Class A	625,642	455
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	455
	Hainan Haide Capital Management Co. Ltd. Class A	334,068	454

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	454
	Xi'an Bright Laser Technologies Co. Ltd. Class A	42,156	453
	Beijing Strong Biotechnologies Inc. Class A	176,600	452
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	452
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	452
	Sanwei Holding Group Co. Ltd. Class A	226,026	451
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	451
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	450
	IReader Technology Co. Ltd. Class A	140,400	450
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	450
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	450
*	Bohai Leasing Co. Ltd. Class A	1,305,500	448
	Edifier Technology Co. Ltd. Class A	254,800	448
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	448
	Xiamen Bank Co. Ltd. Class A	582,968	447
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	446
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	446
	Xinhuanet Co. Ltd. Class A	134,400	446
	Neway Valve Suzhou Co. Ltd. Class A	173,500	446
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	445
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	444
*	Shenzhen CECport Technologies Co. Ltd. Class A	179,400	443
*,2	Sino-Ocean Group Holding Ltd.	9,720,000	442
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	442
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	442
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	442
		Shares	Market Value• ($000)
*	Youdao Inc. ADR	126,376	442
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	442
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	442
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	442
*	Ningbo Xusheng Group Co. Ltd. Class A	233,790	441
	Arctech Solar Holding Co. Ltd. Class A	30,385	441
*	Bio-Thera Solutions Ltd. Class A	96,767	440
	CIMC Vehicles Group Co. Ltd. Class A	327,200	439
	TRS Information Technology Corp. Ltd. Class A	204,300	439
	Nanjing Vazyme Biotech Co. Ltd. Class A	113,932	439
*	Visionox Technology Inc. Class A	429,200	437
	Shenzhen Topband Co. Ltd. Class A	312,800	437
	Shandong Iron and Steel Co. Ltd. Class A	2,437,800	437
	HUYA Inc. ADR	97,185	436
*	Xian International Medical Investment Co. Ltd. Class A	550,200	436
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	434
	Wuhu Token Science Co. Ltd. Class A	609,410	433
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	433
	Xiamen Kingdomway Group Co. Class A	202,433	433
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	432
	Beijing Sifang Automation Co. Ltd. Class A	196,900	432
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	159,400	431
	Kehua Data Co. Ltd. Class A	118,200	431
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	29,117	431
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	430
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	430
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	430
		Shares	Market Value• ($000)
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	47,345	430
	Wasu Media Holding Co. Ltd. Class A	415,037	429
	China Kepei Education Group Ltd.	2,262,000	427
	Shantui Construction Machinery Co. Ltd. Class A	382,600	427
	Gaona Aero Material Co. Ltd. Class A	173,920	426
*	Wondershare Technology Group Co. Ltd. Class A	33,900	426
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	425
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	205,043	425
*	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	424
*	Canaan Inc. ADR	482,405	422
	Xinxiang Richful Lube Additive Co. Ltd. Class A	64,600	422
*	Fangda Special Steel Technology Co. Ltd. Class A	731,788	420
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	420
	Norinco International Cooperation Ltd. Class A	251,860	419
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	418
	Sineng Electric Co. Ltd. Class A	107,761	416
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	416
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	137,662	416
	Jingjin Equipment Inc. Class A	129,689	415
	Xinjiang Joinworld Co. Ltd. Class A	379,300	414
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	400,200	413
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	413
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	412
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	410
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	215,200	409

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sichuan Injet Electric Co. Ltd. Class A	59,300	409
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	407
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	265,200	407
	China Science Publishing & Media Ltd. Class A	126,700	407
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	405
	Beijing CTJ Information Technology Co. Ltd. Class A	49,191	400
	Shanghai Yaoji Technology Co. Ltd. Class A	112,000	398
*	FESCO Group Co. Ltd. Class A	147,800	398
	Advanced Fiber Resources Zhuhai Ltd. Class A	63,790	397
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	397
	Sinocare Inc. Class A	120,400	396
	Focus Technology Co. Ltd. Class A	84,200	396
	FAWER Automotive Parts Co. Ltd. Class A	500,400	395
	Beijing eGOVA Co. Ltd. Class A	183,673	395
	Guocheng Mining Co. Ltd. Class A	217,475	394
	XGD Inc. Class A	131,300	394
*	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	392
	Kingsemi Co. Ltd. Class A	31,798	392
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	391
	Guangdong Provincial Expressway Development Co. Ltd. Class A	275,759	390
[2]	China South City Holdings Ltd.	16,108,000	389
	Shanghai Pret Composites Co. Ltd. Class A	273,164	389
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	389
	Southern Publishing & Media Co. Ltd. Class A	192,100	389
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	73,600	387
	Estun Automation Co. Ltd. Class A (XSEC)	174,400	386
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	386
	MLS Co. Ltd. Class A	333,000	385
		Shares	Market Value• ($000)
*,1,2	XJ International Holdings Co. Ltd.	12,692,000	385
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	385
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. Class A	109,900	385
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	384
	Guizhou Chanhen Chemical Corp. Class A	146,200	384
*	Zhejiang Huatie Emergency Equipment Science and Technology Co. Ltd. Class A	447,300	383
*	Hunan New Wellful Co. Ltd. Class A	315,000	382
	Shinva Medical Instrument Co. Ltd. Class A	124,200	381
	PNC Process Systems Co. Ltd. Class A	111,240	381
	XTC New Energy Materials Xiamen Co. Ltd. Class A	76,703	381
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	380
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	379
	Konfoong Materials International Co. Ltd. Class A	57,300	378
*	Jiangxi Ganneng Co. Ltd. Class A	260,624	378
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	378
	Hualan Biological Bacterin Inc. Class A	124,700	378
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	378
	Guangdong Advertising Group Co. Ltd. Class A	517,100	377
	China Sports Industry Group Co. Ltd. Class A	301,400	376
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	44,200	376
	Rianlon Corp. Class A	90,600	375
[1,2]	China East Education Holdings Ltd.	1,241,500	374
	ApicHope Pharmaceutical Co. Ltd. Class A	119,100	374
*	New Guomai Digital Culture Co. Ltd. Class A	211,900	374
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	152,100	374
		Shares	Market Value• ($000)
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	373
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	373
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	373
	Shanghai Haixin Group Co. Class B	1,321,500	372
*	China Tianying Inc. Class A	577,300	372
*	PCI Technology Group Co. Ltd. Class A	600,000	372
	China Bester Group Telecom Co. Ltd. Class A	83,000	372
	Castech Inc. Class A	101,400	372
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	371
	China CAMC Engineering Co. Ltd. Class A	349,700	370
*	Shengda Resources Co. Ltd. Class A	212,800	370
*	RongFa Nuclear Equipment Co. Ltd. Class A	595,600	370
	Central China Land Media Co. Ltd. Class A	261,000	370
	Changjiang Publishing & Media Co. Ltd. Class A	356,000	370
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	244,900	370
	China Publishing & Media Co. Ltd. Class A	365,700	369
*	Beijing Compass Technology Development Co. Ltd. Class A	56,800	369
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	229,800	369
	COFCO Biotechnology Co. Ltd. Class A	422,423	367
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	54,700	367
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	366
	China Wafer Level Csp Co. Class A	150,720	366
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	365
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	365
	Jiangsu Shagang Co. Ltd. Class A	659,600	364

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	364
	NYOCOR Co. Ltd. Class A	440,200	364
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	255,400	361
	Dosilicon Co. Ltd. Class A	113,935	361
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	361
	Innuovo Technology Co. Ltd. Class A	420,100	359
	Sinofibers Technology Co. Ltd. Class A	105,800	359
	Sino Biological Inc. Class A	36,983	359
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	358
	Beibuwan Port Co. Ltd. Class A	320,019	357
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	357
	Giantec Semiconductor Corp. Class A	47,532	357
	Advanced Technology & Materials Co. Ltd. Class A	293,200	356
	Sinosteel Engineering & Technology Co. Ltd. Class A	398,900	356
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	355
*	Founder Technology Group Corp. Class A	988,900	355
*	CICT Mobile Communication Technology Co. Ltd. Class A	431,973	353
	Sinomach Automobile Co. Ltd. Class A	359,600	352
	Zhejiang Wanma Co. Ltd. Class A	304,500	350
	Tibet Urban Development and Investment Co. Ltd. Class A	218,600	350
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	134,300	350
	Linktel Technologies Co. Ltd. Class A	30,800	350
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	348
*	Espressif Systems Shanghai Co. Ltd. Class A	23,770	348
	Yusys Technologies Co. Ltd. Class A	193,680	345
		Shares	Market Value• ($000)
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	345
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	345
*	Zotye Automobile Co. Ltd. Class A	1,254,600	344
*	Harbin Pharmaceutical Group Co. Ltd. Class A	803,675	344
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	343
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	335,900	343
*	TPV Technology Co. Ltd. Class A	1,048,200	343
*	Zhewen Interactive Group Co. Ltd. Class A	498,200	341
	Xinyu Iron & Steel Co. Ltd. Class A	636,863	340
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	340
	Triumph Science & Technology Co. Ltd. Class A	226,100	340
	Amoy Diagnostics Co. Ltd. Class A	112,420	339
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	128,400	339
	Qingdao Gaoce Technology Co. Ltd. Class A	86,797	339
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	434,900	338
*	CIG Shanghai Co. Ltd. Class A	68,100	337
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	336
*	Wuxi NCE Power Co. Ltd. Class A	64,288	335
	Appotronics Corp. Ltd. Class A	124,485	335
	C*Core Technology Co. Ltd. Class A	105,976	335
*	Shenzhen SDG Information Co. Ltd. Class A	289,600	334
	Shenzhen Leaguer Co. Ltd. Class A	394,400	333
	Shenzhen Hopewind Electric Co. Ltd. Class A	123,294	333
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	333
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	81,900	332
		Shares	Market Value• ($000)
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	331
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	331
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	330
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	330
	Chongqing Chuanyi Automation Co. Ltd. Class A	89,800	330
*	New Journey Health Technology Group Co. Ltd. Class A	970,100	330
	Mehow Innovative Ltd. Class A	93,200	330
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	329
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	329
	Foran Energy Group Co. Ltd. Class A	248,036	328
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	266,700	328
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	327
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	327
*	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	326
[2]	China Conch Environment Protection Holdings Ltd.	3,437,915	326
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	326
	Yuanjie Semiconductor Technology Co. Ltd. Class A	15,761	325
	Shenzhen Megmeet Electrical Co. Ltd. Class A	108,150	324
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	323
	Zhejiang Hangmin Co. Ltd. Class A	303,300	322
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	209,300	321
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	320
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	320
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	320

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	320
	China Railway Tielong Container Logistics Co. Ltd. Class A	380,400	319
	Xianhe Co. Ltd. Class A	127,300	319
	Changzhou Qianhong Biopharma Co. Ltd. Class A	431,800	318
	Servyou Software Group Co. Ltd. Class A	92,200	318
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	34,961	318
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	317
	Shenzhen Topway Video Communication Co. Ltd. Class A	231,400	317
	Shandong Yulong Gold Co. Ltd. Class A	215,400	316
*	Top Energy Co. Ltd. Shanxi Class A	331,200	316
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	32,388	316
	Guomai Technologies Inc. Class A	328,700	315
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	159,792	315
	Shenzhen Hello Tech Energy Co. Ltd. Class A	36,495	315
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	222,700	314
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	314
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	314
	Grinm Advanced Materials Co. Ltd. Class A	237,500	314
*	Shanghai Milkground Food Tech Co. Ltd. Class A	166,300	314
	Fujian Boss Software Development Co. Ltd. Class A	175,800	314
*	Tianjin Trolia Information Technology Co. Ltd. Class A	848,300	314
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	313
*	Beijing SuperMap Software Co. Ltd. Class A	138,500	313
		Shares	Market Value• ($000)
	Chengzhi Co. Ltd. Class A	293,300	313
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	313
	Jinko Power Technology Co. Ltd. Class A	761,000	313
	Sichuan EM Technology Co. Ltd. Class A	271,899	313
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	312
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	178,200	312
	Renhe Pharmacy Co. Ltd. Class A	346,200	311
	TDG Holdings Co. Ltd. Class A	301,800	311
*	Genimous Technology Co. Ltd. Class A	339,100	310
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	310
*	Hongbo Co. Ltd. Class A	122,800	310
	Zhejiang Chengchang Technology Co. Ltd. Class A	42,897	310
	Jiangsu Azure Corp. Class A	266,900	309
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	309
	Guizhou Tyre Co. Ltd. Class A	347,692	308
*	JS Corrugating Machinery Co. Ltd. Class A	155,700	307
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	306
	Shanghai Belling Co. Ltd. Class A	176,800	306
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	304
	B-Soft Co. Ltd. Class A	513,630	302
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	302
	Moon Environment Technology Co. Ltd. Class A	192,700	302
	Bros Eastern Co. Ltd. Class A	380,600	302
*	UTour Group Co. Ltd. Class A	328,200	301
	Lingyun Industrial Corp. Ltd. Class A	195,500	301
	Northeast Pharmaceutical Group Co. Ltd. Class A	458,300	300
		Shares	Market Value• ($000)
	Ningbo Yongxin Optics Co. Ltd. Class A	29,600	300
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	299
*	Gosuncn Technology Group Co. Ltd. Class A	607,000	299
*	Guoguang Electric Co. Ltd. Class A	166,000	299
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	108,400	299
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	507,700	298
	Guobang Pharma Ltd. Class A	129,698	298
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	297
	Changhong Meiling Co. Ltd. Class A	210,300	297
*	China CYTS Tours Holding Co. Ltd. Class A	198,000	296
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	296
*	Chengdu Guoguang Electric Co. Ltd. Class A	32,444	296
*	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	295
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	311,013	295
	Kunshan Dongwei Technology Co. Ltd. Class A	63,862	295
	Innovation New Material Technology Co. Ltd. Class A	512,800	295
	Weaver Network Technology Co. Ltd. Class A	59,000	294
	Semitronix Corp. Class A	41,300	294
	Shenzhen Xinyichang Technology Co. Ltd. Class A	32,659	294
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	293
	Ningxia Building Materials Group Co. Ltd. Class A	142,700	293
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	103,300	292
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	292
	Jade Bird Fire Co. Ltd. Class A	145,600	292
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	292

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Greatoo Intelligent Equipment Inc. Class A	670,700	292
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	291
	Guotai Epoint Software Co. Ltd. Class A	92,101	291
*,3	Shenzhen Infinova Ltd. Class A	358,700	290
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	428,600	290
	Jiuzhitang Co. Ltd. Class A	267,600	289
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	288
	Baoxiniao Holding Co. Ltd. Class A	356,800	288
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,313,000	288
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	288
	Jiangsu Huaxicun Co. Ltd. Class A	279,500	287
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	520,243	287
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	287
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	286
	Shenzhen Desay Battery Technology Co. Class A	94,425	285
	Bank of Chongqing Co. Ltd. Class A	276,139	285
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	356,704	284
*	Wuhan P&S Information Technology Co. Ltd. Class A	408,600	284
	Huadian Heavy Industries Co. Ltd. Class A	351,500	283
	Fujian Star-net Communication Co. Ltd. Class A	134,100	282
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	282
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	281
	Hangzhou Sunrise Technology Co. Ltd. Class A	140,900	281
	Yotrio Group Co. Ltd. Class A	750,400	280
		Shares	Market Value• ($000)
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	280
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	51,700	280
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	279
	Fulin Precision Co. Ltd. Class A	256,500	279
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	279
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	279
*,2	Jin Medical International Ltd.	73,159	279
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	277
*	China Television Media Ltd. Class A	99,900	277
	Jangho Group Co. Ltd. Class A	337,200	276
	Shanghai Baolong Automotive Corp. Class A	49,100	276
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	275
	Chengdu Bright Eye Hospital Co. Ltd. Class A	40,500	275
	Western Region Gold Co. Ltd. Class A	161,167	274
*,3	Gohigh Networks Co. Ltd. Class A	436,600	274
	Guangdong Vanward New Electric Co. Ltd. Class A	180,100	274
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	274
	Dashang Co. Ltd. Class A	96,600	272
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	271
	Shandong Lukang Pharma Class A	275,900	271
	Primarius Technologies Co. Ltd. Class A	128,997	271
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	52,000	270
	Luoniushan Co. Ltd. Class A	395,201	269
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	269
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	268
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	268
	Wencan Group Co. Ltd. Class A	64,897	268
		Shares	Market Value• ($000)
	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	268
	CTS International Logistics Corp. Ltd. Class A	291,080	267
	Shanghai AtHub Co. Ltd. Class A	102,760	266
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	266
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	264
*	Wuxi Boton Technology Co. Ltd. Class A	133,700	264
*	Foshan Yowant Technology Co. Ltd. Class A	325,500	264
*,3	Tech-Bank Food Co. Ltd. Class A	705,697	263
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	484,300	263
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	262
	China Harzone Industry Corp. Ltd. Class A	264,900	261
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	261
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	260
*	Edan Instruments Inc. Class A	189,000	260
	Guangzhou Guangri Stock Co. Ltd. Class A	167,400	260
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	259
*	Emei Shan Tourism Co. Ltd. Class A	157,500	259
	Foshan Electrical and Lighting Co. Ltd. Class A	326,800	258
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	258
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	257
	Shanghai Runda Medical Technology Co. Ltd. Class A	103,200	257
	Xilinmen Furniture Co. Ltd. Class A	99,600	257
*	Shenyang Jinbei Automotive Co. Ltd. Class A	398,600	256
	Henan Liliang Diamond Co. Ltd. Class A	54,900	255

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangsu General Science Technology Co. Ltd. Class A	286,500	255
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	255
	Sumavision Technologies Co. Ltd. Class A	393,700	254
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	254
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	307,400	254
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	254
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	62,274	253
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	253
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	253
*	Antong Holdings Co. Ltd. Class A	818,548	252
*	Kidswant Children Products Co. Ltd. Class A	282,900	252
*	Lancy Co. Ltd. Class A	104,400	251
	Cccg Real Estate Corp. Ltd. Class A	182,200	251
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	250
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	203,900	250
	Bafang Electric Suzhou Co. Ltd. Class A	52,220	249
	Jiangsu Yunyi Electric Co. Ltd. Class A	248,700	249
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	248
	Windey Energy Technology Group Co. Ltd. Class A	182,832	248
*,1,2	Shimao Services Holdings Ltd.	2,329,000	247
	Sanquan Food Co. Ltd. Class A	142,674	247
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	247
	Nuode New Materials Co. Ltd. Class A	420,892	247
*	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	246
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	246
	Guangdong Tapai Group Co. Ltd. Class A	256,400	245
	Bmc Medical Co. Ltd. Class A	19,800	245
		Shares	Market Value• ($000)
*	Pengxin International Mining Co. Ltd. Class A	470,100	245
	Kuangda Technology Group Co. Ltd. Class A	395,000	245
	Shenma Industry Co. Ltd. Class A	230,400	244
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	243
*,3	Shenzhen Zhengtong Electronics Co. Ltd. Class A	211,400	243
	PhiChem Corp. Class A	147,800	242
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	242
	Dongfeng Electronic Technology Co. Ltd. Class A	174,100	242
	GOLDCARD SMART GROUP CO LT-A	121,300	241
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	241
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	213,800	241
	Jinlei Technology Co. Ltd. Class A	93,100	241
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	240
*	China Express Airlines Co. Ltd. Class A	265,800	240
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	240
	Three's Co. Media Group Co. Ltd. Class A	33,265	239
	City Development Environment Co. Ltd. Class A	139,720	237
*	INKON Life Technology Co. Ltd. Class A	206,800	236
*	Jinke Properties Group Co. Ltd. Class A	1,516,200	235
	JSTI Group Class A	201,500	235
	Streamax Technology Co. Ltd. Class A	54,600	235
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	234
*	Wutong Holding Group Co. Ltd. Class A	460,000	234
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	776,700	234
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	234
	Jinhui Liquor Co. Ltd. Class A	77,400	234
		Shares	Market Value• ($000)
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	233
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	233
*	Xiamen King Long Motor Group Co. Ltd. Class A	219,200	233
	Sun Create Electronics Co. Ltd. Class A	91,500	233
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	232
	Bear Electric Appliance Co. Ltd. Class A	28,800	232
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	231
*	Zhongtong Bus Co. Ltd. A Class A	183,400	231
	Sino Wealth Electronic Ltd. Class A	85,129	230
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	230
	Jiangsu Hongdou Industrial Co. Ltd. Class A	632,700	229
	Unilumin Group Co. Ltd. Class A	293,000	228
	Xinzhi Group Co. Ltd. Class A	103,400	228
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	317,200	228
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	227
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	227
	Beijing Tongtech Co. Ltd. Class A	152,460	225
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	225
	Piesat Information Technology Co. Ltd. Class A	72,798	225
*	Beijing VRV Software Corp. Ltd. Class A	348,300	224
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	632,200	224
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	224
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	224
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	224
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	223

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,800	223
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	242,800	222
*	Lier Chemical Co. Ltd. Class A	168,680	222
	Zhongmin Energy Co. Ltd. Class A	355,500	222
	MYS Group Co. Ltd. Class A	500,000	221
	Era Co. Ltd. Class A	348,100	221
*	Guangdong Shaoneng Group Co. Ltd. Class A	406,700	219
*	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	219
	Jinneng Science&Technology Co. Ltd. Class A	234,000	219
*	Tongdao Liepin Group	571,600	219
	Xiamen Xiangyu Co. Ltd. Class A	234,533	219
*	Nanfang Zhongjin Environment Co. Ltd. Class A	508,800	218
	Riyue Heavy Industry Co. Ltd. Class A	129,000	218
	Loncin Motor Co. Ltd. Class A	243,800	218
	EIT Environmental Development Group Co. Ltd. Class A	114,400	217
	Changzhou Fusion New Material Co. Ltd. Class A	28,545	217
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	216
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	215
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	215
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	215
	Guangdong Shirongzhaoye Co. Ltd. Class A	285,700	215
*	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	215
	East China Engineering Science and Technology Co. Ltd. Class A	186,300	215
	Huangshan Novel Co. Ltd. Class A	154,900	215
*	BOE HC SemiTek Corp. Class A	317,800	214
	Beijing Sanyuan Foods Co. Ltd. Class A	350,300	214
	Tungkong Inc. Class A	187,000	213
	Zhende Medical Co. Ltd. Class A	71,800	213
		Shares	Market Value• ($000)
	Marssenger Kitchenware Co. Ltd. Class A	93,000	213
*	Xiwang Foodstuffs Co. Ltd. Class A	472,100	212
	Chengdu RML Technology Co. Ltd. Class A	30,695	212
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	143,100	211
	KBC Corp. Ltd. Class A	40,853	211
	Shanghai Maling Aquarius Co. Ltd. Class A	239,591	210
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	210
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	104,100	210
	DLG Exhibitions & Events Corp. Ltd. Class A	171,600	210
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	209
*	Toyou Feiji Electronics Co. Ltd. Class A	140,900	209
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	209
	Shenzhen Noposin Crop Science Co. Ltd. Class A	170,300	209
*	Huafu Fashion Co. Ltd. Class A	316,500	208
*	YaGuang Technology Group Co. Ltd. Class A	274,900	208
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	208,700	208
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	207
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	207
	China Union Holdings Ltd. Class A	498,200	207
	Haining China Leather Market Co. Ltd. Class A	410,200	207
	Orient International Enterprise Ltd. Class A	243,200	207
	Hainan Expressway Co. Ltd. Class A	312,300	207
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	206
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	180,700	205
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	205
		Shares	Market Value• ($000)
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	205
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	128,100	205
	North Electro-Optic Co. Ltd. Class A	151,500	205
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	213,900	204
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	204
	Xiamen International Airport Co. Ltd. Class A	106,300	204
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,000	204
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	203
	Suplet Power Co. Ltd. Class A	161,388	203
*	JoulWatt Technology Co. Ltd. Class A	100,506	203
*	Beijing North Star Co. Ltd. Class H	2,368,000	202
*	Realcan Pharmaceutical Group Co. Ltd. Class A	545,800	202
	Fujian Expressway Development Co. Ltd. Class A	433,000	202
	Shanghai Hile Bio-Technology Co. Ltd. Class A	177,800	202
	Tibet Tianlu Co. Ltd. Class A	371,100	201
	Shandong New Beiyang Information Technology Co. Ltd. Class A	235,300	201
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	201
	Bright Real Estate Group Co. Ltd. Class A	734,600	201
	Tangrenshen Group Co. Ltd. Class A	250,200	200
*	Archermind Technology Nanjing Co. Ltd. Class A	38,100	200
	Luyang Energy-Saving Materials Co. Ltd.	109,666	200
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	179,877	200
	Duolun Technology Corp. Ltd. Class A	215,200	200
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	199
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	309,600	199

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Focused Photonics Hangzhou Inc. Class A	116,800	198
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	198
	Zhuzhou Times New Material Technology Co. Ltd. Class A	120,900	198
	Anhui Guofeng New Materials Co. Ltd. Class A	369,200	198
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	197
	Wushang Group Co. Ltd. Class A	188,173	197
	Shanghai Medicilon Inc. Class A	40,586	197
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	679,200	197
	Shenzhen Textile Holdings Co. Ltd. Class A	153,300	197
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	196
*	JinJian Cereals Industry Co. Ltd. Class A	213,300	195
*	Lingyuan Iron & Steel Co. Ltd. Class A	818,100	195
	Shanghai Highly Group Co. Ltd. Class A	247,400	195
*	HyUnion Holding Co. Ltd. Class A	247,800	194
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	183,600	194
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	193
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	192
*	Kunming Yunnei Power Co. Ltd. Class A	639,900	192
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	191
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	190
*	Nations Technologies Inc. Class A	142,300	190
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A	103,000	190
*	Great Chinasoft Technology Co. Ltd. Class A	235,100	189
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	188
		Shares	Market Value• ($000)
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	188
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	187
*	Anyang Iron & Steel Inc. Class A	780,000	187
*	Guangxi Energy Co. Ltd. Class A	422,200	187
	Hainan Poly Pharm Co. Ltd. Class A	108,902	186
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	186
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	185
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	185
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	184
	Beyondsoft Corp. Class A	140,900	184
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	184
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	99,600	183
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	183
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	183
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	183
*,3	ENC Digital Technology Co. Ltd. Class A	176,500	183
	Ningbo Yunsheng Co. Ltd. Class A	219,500	182
*	Henan Ancai Hi-Tech Co. Ltd. Class A	305,100	182
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	181
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	180
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	125,300	180
*	5I5J Holding Group Co. Ltd. Class A	655,800	179
	Daheng New Epoch Technology Inc. Class A	160,200	179
	Hunan Aihua Group Co. Ltd. Class A	86,843	177
	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	177
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	177
		Shares	Market Value• ($000)
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	176
	Shandong Xiantan Co. Ltd. Class A	208,300	176
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	176
*	Suzhou Jinfu Technology Co. Ltd. Class A	340,400	176
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	173
	Truking Technology Ltd. Class A	148,900	173
	Yueyang Forest & Paper Co. Ltd. Class A	257,200	173
*	Shenzhen World Union Group Inc. Class A	679,900	172
	Ligao Foods Co. Ltd. Class A	34,900	172
	Client Service International Inc. Class A	117,300	171
*	Zhuhai Bojay Electronics Co. Ltd. Class A	38,900	171
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	169
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,104,900	169
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	167
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	167
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	167
*	Shanghai STEP Electric Corp. Class A	157,500	165
	Shandong Head Co. Ltd. Class A	80,800	163
*	Transwarp Technology Shanghai Co. Ltd. Class A	26,419	163
*,1	CStone Pharmaceuticals	1,459,000	162
	Sino GeoPhysical Co. Ltd. Class A	83,000	161
*	Triumph New Energy Co. Ltd. Class A	102,500	160
	Top Resource Energy Co. Ltd. Class A	192,500	160
	Goldenmax International Group Ltd. Class A	166,100	158
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	158
*	Orient Group Inc. Class A	774,900	158
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	157

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Click Technology Co. Ltd. Class A	97,400	153
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	153
*	Guangdong Guanghua Sci Tech Class A	100,900	152
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	150
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	150
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,799	150
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	149
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	149
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	190,900	148
*	Beijing Water Business Doctor Co. Ltd. Class A	221,500	148
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	148
	Black Peony Group Co. Ltd. Class A	228,740	147
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	172,100	146
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	132,200	145
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	145
	Shandong Bohui Paper Industrial Co. Ltd. Class A	191,658	145
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	145
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	59,900	145
	Jinhong Gas Co. Ltd. Class A	56,282	145
	Ausnutria Dairy Corp. Ltd.	486,000	143
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	142
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	114,100	142
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	142,100	141
		Shares	Market Value• ($000)
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	100,700	140
*	Zhejiang Jingu Co. Ltd. Class A	185,200	140
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	139
	Jenkem Technology Co. Ltd. Class A	12,615	139
*	Xinxiang Chemical Fiber Co. Ltd. Class A	239,300	138
	Shunfa Hengye Corp. Class A	347,900	138
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	138
	Wellhope Foods Co. Ltd. Class A	138,800	137
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	137
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	136
*	Jiangsu Etern Co. Ltd. Class A	216,700	135
	Hangzhou Onechance Tech Corp. Class A	54,300	134
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	133
*	Jiangsu Gian Tachnology Co. Ltd. Class A	32,700	133
	Anhui Yingliu Electromechanical Co. Ltd. Class A	64,200	132
	Eastern Communications Co. Ltd. Class B	379,750	131
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	131
*	Fujian Snowman Co. Ltd. Class A	149,300	130
*	Moody Technology Holdings Ltd.	10,392,548	130
*	Guangdong Highsun Group Co. Ltd. Class A	631,300	129
	Sunstone Development Co. Ltd. Class A	66,700	129
	Yechiu Metal Recycling China Ltd. Class A	338,900	129
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	127
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	127
*	CSG Smart Science&Technology Co. Ltd. Class A	149,700	126
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	27,680	126
		Shares	Market Value• ($000)
*	Baotailong New Materials Co. Ltd. Class A	389,800	126
*	Minmetals Development Co. Ltd. Class A	109,546	126
*	Konka Group Co. Ltd. Class A	295,400	125
	Monalisa Group Co. Ltd. Class A	87,171	125
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	125
	Fujian Apex Software Co. Ltd. Class A	23,700	124
*	AECC Aero Science and Technology Co. Ltd. Class A	53,600	124
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	238,880	123
	Hubei Century Network Technology Co. Ltd. Class A	70,100	123
*	Lecron Industrial Development Group Co. Ltd. Class A	155,600	123
[3]	Elion Energy Co. Ltd. Class A	430,490	122
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	121
*	Beijing Teamsun Technology Co. Ltd. Class A	170,500	121
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	119
	Stanley Agricultural Group Co. Ltd. Class A	125,200	119
	Qiming Information Technology Co. Ltd. Class A	64,000	119
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	124,600	119
	263 Network Communication Co. Ltd. Class A	221,800	118
	CITIC Press Corp. Class A	28,800	118
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	83,400	118
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	118
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	118
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	114,300	117
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	117
	Shanghai Haixin Group Co. Class A	148,300	117

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Time Publishing and Media Co. Ltd. Class A	72,400	115
*	Yijiahe Technology Co. Ltd. Class A	39,200	114
	ABA Chemicals Corp. Class A	133,500	114
	Jiangsu Amer New Material Co. Ltd. Class A	143,900	113
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	223,000	112
*,3	Enjoyor Technology Co. Ltd. Class A	120,400	110
*	Beijing Thunisoft Corp. Ltd. Class A	130,800	109
	Insigma Technology Co. Ltd. Class A	143,200	109
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	391,700	107
	Guodian Nanjing Automation Co. Ltd. Class A	114,200	106
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	106
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	105
	Henan Hengxing Science & Technology Co. Ltd. Class A	292,483	105
*	Beijing Sinohytec Co. Ltd. Class A	21,085	104
	Qingdao Citymedia Co. Ltd. Class A	100,000	104
*	Beijing Philisense Technology Co. Ltd. Class A	264,600	103
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	103
	Shanxi Coking Co. Ltd. Class A	165,100	103
*	Kingsignal Technology Co. Ltd. Class A	101,800	102
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	183,200	102
	Xiangyu Medical Co. Ltd. Class A	18,533	102
	Liaoning Energy Industry Co. Ltd. Class A	225,500	101
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	100
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	853,000	100
	Tongyu Communication Inc. Class A	48,100	100
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	100
		Shares	Market Value• ($000)
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	42,400	100
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	100
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	99
	Merit Interactive Co. Ltd. Class A	61,100	99
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	21,400	99
*	Hainan Haiyao Co. Ltd. Class A	195,300	99
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	99
	Digiwin Software Co. Ltd. Class A	40,800	98
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	14,000	98
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	57,400	98
*	Jin Tong Ling Technology Class A	383,000	97
*	Sinodata Co. Ltd. Class A	51,500	97
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	97
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	97
*	Jishi Media Co. Ltd. Class A	515,000	97
*	Hanwang Technology Co. Ltd. Class A	36,200	97
	Guangdong Topstar Technology Co. Ltd. Class A	51,400	96
	Jiangsu Yinhe Electronics Co. Ltd. Class A	130,800	96
*	Hengdian Entertainment Co. Ltd. Class A	42,700	96
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	50,300	96
*,1	Archosaur Games Inc.	473,000	95
*	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	95
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	264,600	95
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,529	95
*	Beijing Join-Cheer Software Co. Ltd. Class A	129,600	94
*	Phenix Optical Co. Ltd. Class A	39,000	94
		Shares	Market Value• ($000)
*	Ningxia Western Venture Industrial Co. Ltd. Class A	149,500	94
*	ChangYuan Technology Group Ltd. Class A	147,400	94
*	Blivex Technology Co. Ltd. Class A	1,301,479	93
	Jinzhou Yongshan Lithium Co. Ltd. Class A	91,500	93
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	92
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	92
*	Datang Huayin Electric Power Co. Ltd. Class A	216,900	92
	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	92
	Motic Xiamen Electric Group Co. Ltd. Class A	70,200	92
	Hanwei Electronics Group Corp. Class A	43,700	91
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	112,090	90
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	152,522	89
*	Sinopec Oilfield Equipment Corp. Class A	103,200	89
	Suzhou Everbright Photonics Co. Ltd. Class A	16,811	88
	Hymson Laser Technology Group Co. Ltd. Class A	21,716	88
	Shenzhen Tellus Holding Co. Ltd. Class A	41,700	87
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	96,900	87
*	Guizhou Gas Group Corp. Ltd. Class A	85,900	86
	QuakeSafe Technologies Co. Ltd. Class A	57,117	86
*	Tellhow Sci-Tech Co. Ltd. Class A	125,600	86
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	86
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	85
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	85
	Ningxia Jiaze New Energy Co. Ltd. Class A	179,600	85
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	84

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	DBAPP Security Ltd. Class A	10,635	84
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	20,499	82
*	Zhejiang Huamei Holding Co. Ltd. Class A	151,000	82
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	81
	Cangzhou Dahua Co. Ltd. Class A	56,400	81
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	71,700	80
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	66,000	79
*	Zhongfu Information Inc. Class A	36,300	79
	Shanghai Industrial Development Co. Ltd. Class A	192,700	79
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	77,300	79
	Jiangxi Wannianqing Cement Co. Ltd. Class A	102,000	78
	Inspur Software Co. Ltd. Class A	48,600	78
	China Wuyi Co. Ltd. Class A	210,500	78
*	CASIN Real Estate Development Group Co. Ltd. Class A	193,400	78
[1]	China Everbright Greentech Ltd.	900,904	77
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	290,300	76
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	147,100	76
*	Beijing Forever Technology Co. Ltd. Class A	102,700	75
*	Guizhou Zhongyida Co. Ltd. Class A	104,600	75
	China Oil HBP Science & Technology Co. Ltd. Class A	198,100	74
	Hangzhou Jiebai Group Co. Ltd. Class A	80,193	73
	Zhejiang NetSun Co. Ltd. Class A	35,600	72
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	72
*	Solareast Holdings Co. Ltd. Class A	115,300	72
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	77,700	71
		Shares	Market Value• ($000)
	Shanghai Titan Scientific Co. Ltd. Class A	17,995	71
	Jiangsu Transimage Technology Co. Ltd. Class A	35,100	71
*	Guizhou Chitianhua Co. Ltd. Class A	285,900	71
	Chimin Health Management Co. Ltd. Class A	83,100	71
*	ChemPartner PharmaTech Co. Ltd. Class A	96,387	70
	Shenzhen Sinovatio Technology Co. Ltd. Class A	23,700	69
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	49,100	68
*	Fujian Rongji Software Co. Ltd. Class A	93,500	68
*	Royal Group Co. Ltd. Class A	120,400	68
	Cybrid Technologies Inc. Class A	41,300	68
*	Huatian Hotel Group Co. Ltd. Class A	149,485	67
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	33,600	66
*	Poly Union Chemical Holding Group Co. Ltd. Class A	86,200	66
*	Beken Corp. Class A (XSHG)	22,300	65
*	Toread Holdings Group Co. Ltd. Class A	87,800	65
	Shanghai Hiuv New Materials Co. Ltd. Class A	12,330	65
*	EGing Photovoltaic Technology Co. Ltd. Class A	131,300	64
*,3	Chongqing Dima Industry Co. Ltd. Class A	458,100	63
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	189,600	63
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	242,787	61
*,3	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	97,100	61
*	Long Yuan Construction Group Co. Ltd. Class A	161,700	59
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	187,900	56
	Guangdong Lyric Robot Automation Co. Ltd. Class A	15,289	56
		Shares	Market Value• ($000)
*	Dongjiang Environmental Co. Ltd. Class A	87,349	55
	Suzhou Oriental Semiconductor Co. Ltd. Class A	7,699	54
	Qianhe Condiment and Food Co. Ltd. Class A	24,442	52
	Macmic Science & Technology Co. Ltd. Class A	14,946	51
	Shanghai Tianchen Co. Ltd. Class A	63,400	47
*	Shanghai Guijiu Co. Ltd. Class A	29,400	45
	Rainbow Digital Commercial Co. Ltd. Class A	61,700	42
*	Anhui Genuine New Materials Co. Ltd. Class A	52,217	42
	Guizhou Guihang Automotive Components Co. Ltd. Class A	26,200	41
*	Yuzhou Group Holdings Co. Ltd.	4,378,810	40
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	97,900	34
*,3	China Fishery Group Ltd.	578,512	32
*	Yatsen Holding Ltd. ADR	7,236	32
*	Road King Infrastructure Ltd.	200,623	30
*	Beijing North Star Co. Ltd. Class A	101,400	25
	Joeone Co. Ltd. Class A	17,100	24
*,3	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	43,800	22
*	Fire Rock Holdings Ltd.	1,343,200	22
	ZhongYeDa Electric Co. Ltd. Class A	18,500	22
	Hongrun Construction Group Co. Ltd. Class A	38,600	22
	Changzheng Engineering Technology Co. Ltd. Class A	12,200	22
*	Beken Corp. Class A	5,400	16
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	6
*	Niu Technologies ADR	1,184	3
	Cheng De Lolo Co. Ltd. Class A	1,500	2
*	Chongqing Iron & Steel Co. Ltd. Class H	1,500	—
*,3	Boshiwa International Holding Ltd.	469,000	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
			518,809

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Denmark (1.8%)
*	Zealand Pharma A/S	198,833	17,844
	Ringkjoebing Landbobank A/S	92,803	15,596
*	NKT A/S	183,064	15,186
*	GN Store Nord A/S	498,830	13,457
	Jyske Bank A/S (Registered)	156,912	12,696
*	Royal Unibrew A/S	160,909	12,118
	ISS A/S	531,438	9,950
	Sydbank A/S	194,812	9,906
*	Ambu A/S Class B	613,810	9,815
	FLSmidth & Co. A/S	195,227	9,742
*	ALK-Abello A/S	450,939	8,360
	Topdanmark A/S	150,755	6,289
	Alm Brand A/S	3,016,037	5,230
	Spar Nord Bank A/S	264,939	4,687
*,2	Bavarian Nordic A/S	210,343	4,590
*,1	Netcompany Group A/S	110,945	4,025
	Schouw & Co. A/S	46,929	3,765
	Torm plc Class A	100,168	3,460
[1]	Scandinavian Tobacco Group A/S	196,836	3,180
	Dfds A/S	102,642	3,136
	D/S Norden A/S	71,445	3,012
*	NTG Nordic Transport Group A/S	57,853	2,341
	Chemometec A/S	51,084	2,162
			180,547
Egypt (0.1%)
	Talaat Moustafa Group	3,377,633	3,605
	ElSewedy Electric Co.	2,610,811	1,694
	Eastern Co. SAE	3,490,418	1,605
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,147
*	EFG Holding SAE	3,402,960	1,053
	Madinet Masr For Housing & Development	3,358,805	225
			9,329
Finland (1.0%)
	Konecranes OYJ	240,877	12,659
	Huhtamaki OYJ	318,243	12,196
*	Cargotec OYJ Class B	148,832	11,738
	Kemira OYJ	399,733	8,705
	Mandatum OYJ	1,518,806	7,039
*	Kojamo OYJ	542,714	5,995
	TietoEVRY OYJ (XHEL)	289,883	5,471
	Outokumpu OYJ	1,257,707	5,086
*,2	QT Group OYJ	65,085	5,014
	Metsa Board OYJ Class B	584,943	4,206
	Nokian Renkaat OYJ	408,778	3,564
	Tokmanni Group Corp.	180,039	2,732
[1]	Terveystalo OYJ	278,765	2,589
	Revenio Group OYJ	72,457	2,020
	Sanoma OYJ	242,525	1,761
	YIT OYJ	622,106	1,291
	Citycon OYJ	284,739	1,165
	TietoEVRY OYJ	56,975	1,073
*	Finnair OYJ	321,463	1,006
		Shares	Market Value• ($000)
	F-Secure OYJ	376,421	828
			96,138
France (2.5%)
	Gaztransport Et Technigaz SA	118,354	16,496
	SPIE SA	439,155	15,968
	Elis SA	587,920	13,200
	Alten SA	99,665	11,713
	Rubis SCA	323,566	11,197
	Nexans SA	103,191	10,989
	Technip Energies NV	465,915	10,972
	Sopra Steria Group	47,632	10,429
*	Vallourec SACA	553,632	9,532
[1]	Verallia SA	240,213	9,252
	IPSOS SA	129,857	8,690
*	Forvia SE	535,320	8,519
*	Ubisoft Entertainment SA	346,404	8,158
	SES SA	1,225,863	5,947
	Societe BIC SA	82,719	5,817
	Coface SA	368,778	5,675
	Virbac SACA	14,737	5,446
[2]	VusionGroup	26,919	4,393
	Trigano SA	27,687	4,209
	Imerys SA	130,332	4,188
*,2	Air France-KLM	370,904	3,782
	Interparfums SA	64,952	3,295
*	ID Logistics Group SACA	8,871	3,273
	Mercialys SA	289,083	3,129
	Carmila SA	185,768	3,121
	Television Francaise 1 SA	332,918	3,040
	Eramet SA	30,981	3,001
	ICADE	112,440	2,989
	Metropole Television SA	197,603	2,791
	ARGAN SA	31,104	2,445
	Quadient SA	115,057	2,202
	Cie Plastic Omnium SE	179,608	2,188
	Vicat SACA	59,142	2,183
	PEUGEOT INVEST	19,037	2,147
*,2	Eutelsat Communications SACA	516,747	2,076
	Mersen SA	48,373	1,787
	Beneteau SACA	134,621	1,743
	Nexity SA	141,367	1,586
	Fnac Darty SA	42,727	1,503
	Vetoquinol SA	14,508	1,461
	Lagardere SA	60,279	1,352
*,1	X-Fab Silicon Foundries SE	190,481	1,318
	Antin Infrastructure Partners SA	102,691	1,311
	Derichebourg SA	297,609	1,261
	Etablissements Maurel et Prom SA	198,509	1,254
	Altarea SCA	14,500	1,253
*,1,2	Elior Group SA	451,127	1,239
*	Exclusive Networks SA	55,154	1,174
*,2	Valneva SE	324,977	1,164
*,2	Voltalia SA (Registered)	138,319	1,149
*	CGG SA	2,723,398	1,139
	Manitou BF SA	41,765	1,027
*	Lisi SA	35,618	933
	Equasens	13,692	859
	GL Events SACA	41,305	829
		Shares	Market Value• ($000)
*	Believe SA	50,767	813
	Jacquet Metals SACA	40,192	778
*,2	OVH Groupe SAS	105,625	749
*,2	Atos SE	347,258	743
	Boiron SA	16,874	617
*	Euroapi SA	180,422	566
	LISI SA (XPAR)	17,813	467
	Bonduelle SCA	43,099	372
*,1,2	Aramis Group SAS	60,452	232
*	LISI	5,945	156
			253,287
Germany (2.8%)
	Gerresheimer AG	117,934	12,701
	Freenet AG	401,075	11,149
[2]	HUGO BOSS AG	194,004	10,454
[2]	K&S AG (Registered)	603,990	9,036
*,2	MorphoSys AG	127,157	8,979
[2]	AIXTRON SE	362,485	8,423
	LANXESS AG	290,012	8,197
	Aurubis AG	101,329	8,071
	Hensoldt AG	187,071	7,370
*	TAG Immobilien AG	504,957	7,179
	Stroeer SE & Co. KGaA	108,401	6,951
	United Internet AG (Registered)	275,829	6,672
*	Encavis AG	366,403	6,596
	Krones AG	49,620	6,541
*,2	Nordex SE	462,169	6,506
*,1	TeamViewer SE	457,306	6,033
*,2	Evotec SE	535,656	5,520
[2]	Siltronic AG	69,855	5,444
	Stabilus SE	81,550	5,060
*,2	Aroundtown SA	2,329,333	4,829
	Schott Pharma AG & Co. KGaA	111,242	4,682
	Jenoptik AG	167,540	4,492
[2]	ProSiebenSat.1 Media SE	559,509	4,346
[2]	Duerr AG	164,051	4,197
*	Bilfinger SE	87,378	4,067
[1]	Befesa SA	129,939	3,715
*	Hypoport SE	14,051	3,709
*	Grand City Properties SA	330,338	3,689
*,1	Redcare Pharmacy NV	27,172	3,675
*	HelloFresh SE	543,094	3,641
	CANCOM SE	114,061	3,562
	flatexDEGIRO AG	270,905	3,539
	Salzgitter AG	126,959	3,260
	Atoss Software AG	12,138	3,245
	Suedzucker AG	195,247	2,787
	1&1 AG	157,189	2,747
[2]	Kontron AG	133,762	2,693
	METRO AG	466,435	2,495
[2]	Elmos Semiconductor SE	29,072	2,409
	CompuGroup Medical SE & Co. KGaA	78,799	2,360
*,2	Nagarro SE	30,998	2,355
	Hornbach Holding AG & Co. KGaA	29,482	2,313
[2]	PNE AG	156,039	2,234
*	Deutz AG	382,503	2,210
	Norma Group SE	108,655	2,152
	KWS Saat SE & Co. KGaA	38,915	2,140

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Ionos SE	81,103	2,076
	Eckert & Ziegler SE	51,071	2,019
	GRENKE AG	85,446	1,989
[1,2]	Deutsche Pfandbriefbank AG	408,968	1,940
	Dermapharm Holding SE	57,584	1,933
	GFT Technologies SE	63,625	1,864
	Indus Holding AG	63,715	1,730
	Takkt AG	121,941	1,696
	Energiekontor AG	24,202	1,661
	Wacker Neuson SE	91,398	1,635
*	SMA Solar Technology AG	30,820	1,617
	Vossloh AG	32,460	1,571
*,1	Auto1 Group SE	305,851	1,557
	Deutsche Beteiligungs AG	52,228	1,539
[2]	Adesso SE	13,198	1,533
[2]	Verbio SE	73,130	1,525
[2]	Kloeckner & Co. SE	209,465	1,485
*	CECONOMY AG	628,934	1,449
	Hamburger Hafen und Logistik AG (XETR)	80,469	1,432
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	107,749	1,380
*	Adtran Networks SE	64,228	1,366
*,2	SGL Carbon SE	180,670	1,294
[2]	BayWa AG	53,126	1,274
	PATRIZIA SE	143,185	1,263
[2]	STRATEC SE	25,091	1,155
	Vitesco Technologies Group AG (XETR)	15,618	1,064
	Deutsche EuroShop AG	40,087	810
	Wuestenrot & Wuerttembergische AG	56,540	795
*,2	Varta AG	76,835	763
	Secunet Security Networks AG	4,696	753
*,2	About You Holding SE	155,948	748
[2]	ElringKlinger AG	94,858	674
	New Work SE	10,584	670
	Basler AG	41,651	495
	Draegerwerk AG & Co. KGaA (XETR)	3,536	164
	Hamburger Hafen und Logistik AG	4,235	76
	Synlab AG (XETR)	6,210	69
			281,489
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,151
	Fourlis Holdings SA	140,956	620
	Intracom Holdings SA (Registered)	110,361	428
	Ideal Holdings SA	47,321	315
			2,514
Hong Kong (0.5%)
	Pacific Basin Shipping Ltd.	15,078,532	5,221
	United Laboratories International Holdings Ltd.	3,412,500	4,024
	Stella International Holdings Ltd.	1,495,500	2,726
	Luk Fook Holdings International Ltd.	1,070,399	2,566
		Shares	Market Value• ($000)
*	Mongolian Mining Corp.	1,734,000	2,211
*,2	CGN Mining Co. Ltd.	8,420,000	2,170
	Fortune REIT	4,115,589	2,022
*,2	Cowell e Holdings Inc.	841,000	1,908
	Jinchuan Group International Resources Co. Ltd.	17,600,000	1,719
	Theme International Holdings Ltd.	19,968,347	1,525
*,2	IGG Inc.	2,964,000	1,236
	CITIC Telecom International Holdings Ltd.	3,542,004	1,201
*,1,2	Everest Medicines Ltd.	384,500	1,194
[2]	Giordano International Ltd.	4,111,735	1,049
[2]	Chow Sang Sang Holdings International Ltd.	975,565	1,048
	K Wah International Holdings Ltd.	4,415,398	1,028
	VSTECS Holdings Ltd.	1,598,000	1,018
*,2	Vobile Group Ltd.	5,615,000	983
	Cafe de Coral Holdings Ltd.	946,000	981
	HKBN Ltd.	3,196,629	962
	Dah Sing Financial Holdings Ltd.	335,200	939
*,2	Realord Group Holdings Ltd.	1,332,000	919
[2]	Value Partners Group Ltd.	3,926,434	895
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	701,000	853
[1]	Js Global Lifestyle Co. Ltd.	4,412,000	851
	SmarTone Telecommunications Holdings Ltd.	1,623,230	756
	Sunlight REIT	3,328,072	715
	Truly International Holdings Ltd.	6,273,000	675
	Prosperity REIT	4,094,000	651
	CITIC Resources Holdings Ltd.	9,572,000	645
*	Texhong International Group Ltd.	1,099,500	597
	Far East Consortium International Ltd.	4,226,043	572
[2]	LK Technology Holdings Ltd.	1,404,475	569
*	C-Mer Eye Care Holdings Ltd.	1,474,000	555
*,2	Powerlong Real Estate Holdings Ltd.	5,907,000	493
*	Shun Tak Holdings Ltd.	4,912,000	487
[1]	IMAX China Holding Inc.	530,300	477
*,2	Television Broadcasts Ltd.	1,099,600	474
*	Sa Sa International Holdings Ltd.	4,586,000	455
	SUNeVision Holdings Ltd.	1,326,000	421
*,2	Hong Kong Technology Venture Co. Ltd.	2,145,000	414
		Shares	Market Value• ($000)
	Singamas Container Holdings Ltd.	5,413,960	379
	Guotai Junan International Holdings Ltd.	5,219,000	378
*,1,2	Frontage Holdings Corp.	2,406,000	377
*,1	Fosun Tourism Group	791,200	375
	Asia Cement China Holdings Corp.	1,403,500	359
*	OCI International Holdings Ltd.	2,844,350	316
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	314
[2]	EC Healthcare	1,569,000	261
*,1	Sirnaomics Ltd.	270,078	237
*	Kingkey Financial International Holdings Ltd.	13,054,234	128
*	Esprit Holdings Ltd.	2,861,350	83
*	Renze Harvest International Ltd.	3,081,801	50
*	Apollo Future Mobility Group Ltd.	754,400	50
*	Hong Kong Resources Holdings Co. Ltd.	45,485	6
*	CMBC Capital Holdings Ltd.	153,226	5
*,3	Convoy Inc.	26,130,000	—
			53,523
Iceland (0.0%)
	Sjova-Almennar Tryggingar HF	2,906,809	781
	Siminn HF	10,585,801	750
	Vatryggingafelag Islands HF	5,982,665	711
*	Olgerdin Egill Skallagrims HF	4,106,813	538
			2,780
India (7.6%)
*	Delhivery Ltd.	1,825,230	9,813
	KEI Industries Ltd.	190,620	9,124
	Fortis Healthcare Ltd.	1,591,166	8,373
	Crompton Greaves Consumer Electricals Ltd.	2,106,285	8,029
	Blue Star Ltd.	425,557	7,612
	BSE Ltd.	225,014	7,470
	Apollo Tyres Ltd.	1,200,393	7,317
	Tata Chemicals Ltd.	543,701	6,986
	National Aluminium Co. Ltd.	2,942,560	6,516
*	IDFC Ltd.	4,443,223	6,462
	Carborundum Universal Ltd.	370,528	6,300
	Cyient Ltd.	289,872	6,253
	360 One Wam Ltd.	634,636	5,962
	Elgi Equipments Ltd.	760,579	5,920
	Angel One Ltd.	172,704	5,743
	Radico Khaitan Ltd.	269,329	5,660
	Computer Age Management Services Ltd.	147,263	5,644
	Apar Industries Ltd.	57,590	5,424
	Sonata Software Ltd.	654,740	5,421
	Amara Raja Energy & Mobility Ltd.	409,645	5,388
	Brigade Enterprises Ltd.	425,063	5,259

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JB Chemicals & Pharmaceuticals Ltd.	227,330	5,188
	Redington Ltd.	1,981,412	5,181
	Sundram Fasteners Ltd.	373,652	4,999
	JK Cement Ltd.	104,156	4,982
	Kalpataru Projects International Ltd.	336,126	4,937
	Manappuram Finance Ltd.	1,918,535	4,581
	Motherson Sumi Wiring India Ltd.	5,511,560	4,554
	Housing & Urban Development Corp. Ltd.	1,694,461	4,542
	Great Eastern Shipping Co. Ltd.	344,514	4,490
	Cholamandalam Financial Holdings Ltd.	347,820	4,487
	SKF India Ltd.	80,670	4,469
	Escorts Kubota Ltd.	110,354	4,442
	IIFL Finance Ltd.	911,248	4,436
	Multi Commodity Exchange of India Ltd.	89,317	4,388
	Navin Fluorine International Ltd.	106,619	4,358
	Central Depository Services India Ltd.	171,915	4,322
	Ramco Cements Ltd.	443,904	4,220
*,1	Krishna Institute of Medical Sciences Ltd.	172,139	4,196
	Timken India Ltd.	104,471	4,179
	Intellect Design Arena Ltd.	321,880	4,158
	Grindwell Norton Ltd.	162,739	4,147
	Century Textiles & Industries Ltd.	173,118	4,132
	Lakshmi Machine Works Ltd.	20,397	4,119
	Atul Ltd.	56,960	4,083
	CESC Ltd.	2,322,690	4,081
	NCC Ltd.	1,405,238	4,065
	Ajanta Pharma Ltd.	150,846	4,001
	Kajaria Ceramics Ltd.	276,643	3,987
	EIH Ltd.	693,541	3,971
	Birlasoft Ltd.	509,751	3,955
	Hitachi Energy India Ltd.	33,889	3,882
	Himadri Speciality Chemical Ltd.	864,488	3,878
	Aegis Logistics Ltd.	470,351	3,861
*	Jaiprakash Power Ventures Ltd.	16,142,300	3,840
*	Global Health Ltd.	219,577	3,791
*	PVR Inox Ltd.	232,577	3,781
	IRB Infrastructure Developers Ltd.	4,652,775	3,771
	NBCC India Ltd.	2,244,979	3,747
	Ratnamani Metals & Tubes Ltd.	98,883	3,738
[1]	Cochin Shipyard Ltd.	238,160	3,716
	Hindustan Copper Ltd.	807,052	3,714
*,1	Lemon Tree Hotels Ltd.	1,986,203	3,623
*	Aditya Birla Fashion and Retail Ltd.	1,137,538	3,579
	Gujarat State Petronet Ltd.	1,013,309	3,575
		Shares	Market Value• ($000)
	Sanofi India Ltd.	35,491	3,539
	Narayana Hrudayalaya Ltd.	228,328	3,519
	HFCL Ltd.	2,922,268	3,511
	Sobha Ltd.	164,941	3,498
	Indiabulls Housing Finance Ltd.	1,716,697	3,489
	Motilal Oswal Financial Services Ltd.	122,442	3,482
	Karur Vysya Bank Ltd.	1,422,667	3,472
	Mahanagar Gas Ltd.	198,851	3,437
	Finolex Cables Ltd.	271,729	3,423
	Kirloskar Oil Engines Ltd.	279,610	3,414
	UTI Asset Management Co. Ltd.	297,103	3,385
*	Aavas Financiers Ltd.	171,531	3,338
	KEC International Ltd.	371,938	3,328
	Finolex Industries Ltd.	1,043,165	3,321
[1]	IndiaMart InterMesh Ltd.	102,894	3,251
	Data Patterns India Ltd.	91,195	3,238
*,1	PNB Housing Finance Ltd. (XNSE)	338,785	3,225
	Pfizer Ltd.	62,836	3,204
*	NMDC Steel Ltd.	4,160,922	3,198
	Raymond Ltd.	126,425	3,175
*,1	Tejas Networks Ltd.	229,956	3,147
	Welspun Corp. Ltd.	466,449	3,143
	Triveni Turbine Ltd.	485,152	3,122
*	Reliance Power Ltd.	9,583,555	3,120
	Can Fin Homes Ltd.	341,907	3,116
	CRISIL Ltd.	59,666	3,112
*	Amber Enterprises India Ltd.	67,637	3,106
[1]	Mindspace Business Parks REIT	730,615	3,105
	Zensar Technologies Ltd.	422,015	3,091
	Natco Pharma Ltd.	252,341	3,067
	Bharat Dynamics Ltd.	129,675	3,063
*	CreditAccess Grameen Ltd.	168,914	3,052
	Chambal Fertilizers and Chemicals Ltd.	592,362	3,006
*	Suven Pharmaceuticals Ltd.	376,814	2,972
[1]	Indian Energy Exchange Ltd.	1,585,986	2,966
	Tata Investment Corp. Ltd.	37,307	2,960
	Praj Industries Ltd.	439,775	2,885
*	Devyani International Ltd.	1,441,222	2,864
*	Kaynes Technology India Ltd.	89,594	2,860
	JBM Auto Ltd.	125,487	2,857
*	Piramal Pharma Ltd.	1,660,489	2,849
	Poly Medicure Ltd.	143,578	2,826
	Ramkrishna Forgings Ltd.	313,259	2,810
	Jindal Saw Ltd.	423,288	2,801
	Asahi India Glass Ltd.	387,237	2,786
	Engineers India Ltd.	953,896	2,785
	KPR Mill Ltd.	274,666	2,783
		Shares	Market Value• ($000)
	ZF Commercial Vehicle Control Systems India Ltd.	16,761	2,745
	Rainbow Children's Medicare Ltd.	165,827	2,728
*	Sterling and Wilson Renewable	344,728	2,706
	Olectra Greentech Ltd.	130,338	2,691
	Firstsource Solutions Ltd.	1,057,188	2,669
[1]	Endurance Technologies Ltd.	112,775	2,668
	BEML Ltd.	62,947	2,638
	Aptus Value Housing Finance India Ltd.	673,072	2,634
*	Affle India Ltd.	195,757	2,621
	Anand Rathi Wealth Ltd.	53,828	2,571
	Bank of Maharashtra	3,064,472	2,568
	EID Parry India Ltd.	347,050	2,566
*	Indiabulls Real Estate Ltd.	1,601,820	2,535
	Gujarat State Fertilizers & Chemicals Ltd.	856,197	2,519
	Electrosteel Castings Ltd.	1,093,765	2,507
	Voltamp Transformers Ltd.	20,127	2,503
[1]	IRCON International Ltd.	834,947	2,500
	Usha Martin Ltd.	554,512	2,497
	Gujarat Pipavav Port Ltd.	981,209	2,474
	Granules India Ltd.	486,082	2,464
	City Union Bank Ltd.	1,252,348	2,406
	Tanla Platforms Ltd.	217,874	2,385
	HBL Power Systems Ltd.	389,899	2,385
	V-Guard Industries Ltd.	578,098	2,373
	eClerx Services Ltd.	80,076	2,356
[1]	Equitas Small Finance Bank Ltd.	1,995,477	2,319
	Jubilant Pharmova Ltd.	284,985	2,299
	Strides Pharma Science Ltd.	213,054	2,285
	Ceat Ltd.	74,290	2,284
[1]	PowerGrid Infrastructure Investment Trust	1,938,101	2,275
	Westlife Foodworld Ltd.	224,041	2,271
	PTC India Ltd.	844,724	2,267
	Jyothy Labs Ltd.	434,767	2,255
	Happiest Minds Technologies Ltd.	225,029	2,190
[1]	ICICI Securities Ltd.	240,776	2,181
	Swan Energy Ltd.	293,622	2,179
	Safari Industries India Ltd.	85,794	2,170
	Vardhman Textiles Ltd.	403,335	2,152
	DCM Shriram Ltd.	186,037	2,149
	CIE Automotive India Ltd.	366,676	2,149
	JK Lakshmi Cement Ltd.	225,291	2,144
	Infibeam Avenues Ltd. (XNSE)	5,257,044	2,136
*	Medplus Health Services Ltd.	254,568	2,125

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	India Cements Ltd.	786,252	2,109
*	Hindustan Construction Co. Ltd.	4,666,421	2,107
	Trident Ltd.	4,453,019	2,092
	Mahindra Lifespace Developers Ltd.	274,608	2,087
	Edelweiss Financial Services Ltd.	2,176,763	2,039
	JK Tyre & Industries Ltd.	402,711	2,029
	Graphite India Ltd.	250,667	2,027
	PNC Infratech Ltd.	377,599	2,026
	Neuland Laboratories Ltd.	22,125	2,016
*	Inox Wind Ltd.	270,161	2,015
*	Lloyds Metals & Energy Ltd.	224,584	2,003
	Mastek Ltd.	61,147	1,968
	Newgen Software Technologies Ltd.	176,753	1,959
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	228,865	1,951
	Balrampur Chini Mills Ltd.	411,344	1,948
*	Sapphire Foods India Ltd.	114,187	1,946
	Elecon Engineering Co. Ltd.	142,461	1,932
*	Reliance Infrastructure Ltd.	906,111	1,929
	BASF India Ltd.	42,777	1,916
[1]	Metropolis Healthcare Ltd.	87,990	1,912
	Jammu & Kashmir Bank Ltd.	1,159,430	1,895
	Alembic Pharmaceuticals Ltd.	157,829	1,889
	ION Exchange India Ltd.	276,590	1,877
	Craftsman Automation Ltd.	35,429	1,876
	Welspun India Ltd.	1,043,534	1,870
[1]	Aster DM Healthcare Ltd.	449,305	1,867
	Bajaj Electricals Ltd.	164,000	1,858
	Nexus Select Trust	1,142,370	1,829
	Jubilant Ingrevia Ltd.	275,128	1,820
	Rhi Magnesita India Ltd.	233,861	1,817
	CCL Products India Ltd.	255,700	1,812
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	248,239	1,796
*	Nuvama Wealth Management Ltd.	28,703	1,792
	GHCL Ltd.	289,217	1,776
	Zydus Wellness Ltd.	87,854	1,752
	Century Plyboards India Ltd.	224,648	1,711
	Blue Dart Express Ltd.	22,627	1,709
	Birla Corp. Ltd.	97,439	1,680
	Karnataka Bank Ltd.	604,308	1,673
	Cera Sanitaryware Ltd.	19,424	1,671
	TVS Holdings Ltd.	16,029	1,671
	VIP Industries Ltd.	250,314	1,643
	GMM Pfaudler Ltd.	96,154	1,643
*	Chalet Hotels Ltd.	158,662	1,641
		Shares	Market Value• ($000)
	Gateway Distriparks Ltd.	1,277,088	1,633
	Capri Global Capital Ltd.	616,892	1,628
	JM Financial Ltd.	1,534,058	1,626
	Sumitomo Chemical India Ltd.	338,200	1,623
	Vinati Organics Ltd.	82,582	1,617
	HEG Ltd.	56,339	1,593
	Jupiter Wagons Ltd.	322,135	1,574
	Arvind Ltd.	417,605	1,566
*	Alok Industries Ltd.	4,759,279	1,551
	South Indian Bank Ltd.	4,183,518	1,539
	Route Mobile Ltd.	84,323	1,539
	BLS International Services Ltd.	366,259	1,536
	Fine Organic Industries Ltd.	28,748	1,511
	Clean Science & Technology Ltd.	95,356	1,508
	Tamilnad Mercantile Bank Ltd.	255,471	1,489
	Bombay Burmah Trading Co.	79,472	1,483
*	Sheela Foam Ltd.	137,079	1,483
	Titagarh Rail System Ltd.	117,019	1,482
	KNR Constructions Ltd.	465,848	1,478
	Procter & Gamble Health Ltd.	24,946	1,469
*	KSB Ltd.	27,134	1,467
*	MTAR Technologies Ltd.	65,098	1,466
	Balaji Amines Ltd.	55,625	1,456
*	TeamLease Services Ltd.	36,620	1,453
	Godawari Power and Ispat Ltd.	134,905	1,436
[1]	IRB InvIT Fund	1,749,489	1,435
*	Restaurant Brands Asia Ltd.	1,198,439	1,432
*	Nazara Technologies Ltd.	186,566	1,430
	AstraZeneca Pharma India Ltd.	22,323	1,426
[1]	Quess Corp. Ltd.	190,446	1,421
	Rain Industries Ltd.	681,445	1,419
	Maharashtra Seamless Ltd.	130,545	1,410
*	Jai Balaji Industries Ltd.	115,244	1,410
*	Shree Renuka Sugars Ltd.	2,608,783	1,394
*	Nuvoco Vistas Corp. Ltd.	341,640	1,384
	Gokaldas Exports Ltd.	130,653	1,377
*	Wockhardt Ltd.	202,855	1,372
*	IFCI Ltd.	2,457,601	1,333
*	Chemplast Sanmar Ltd.	221,796	1,327
	Saregama India Ltd.	254,628	1,312
	Orient Electric Ltd.	499,217	1,304
	CMS Info Systems Ltd.	262,529	1,303
	Care Ratings Ltd.	90,646	1,296
	TTK Prestige Ltd.	150,942	1,269
[1]	Godrej Agrovet Ltd.	190,681	1,243
	Archean Chemical Industries Ltd.	156,379	1,221
	Akzo Nobel India Ltd.	41,562	1,220
		Shares	Market Value• ($000)
	Galaxy Surfactants Ltd.	39,424	1,220
	Alkyl Amines Chemicals Ltd.	49,854	1,218
	NOCIL Ltd.	375,374	1,206
	NIIT Learning Systems Ltd.	202,184	1,205
	JK Paper Ltd.	263,487	1,203
	Garware Technical Fibres Ltd.	30,410	1,178
	EPL Ltd.	520,320	1,130
*	Borosil Renewables Ltd.	179,920	1,129
	Rallis India Ltd.	345,033	1,098
	KRBL Ltd.	309,638	1,093
	Avanti Feeds Ltd.	164,734	1,049
	Sterlite Technologies Ltd.	628,567	1,031
*	Brightcom Group Ltd.	5,956,305	994
	Syrma SGS Technology Ltd.	166,192	970
*	Allcargo Logistics Ltd.	1,096,260	962
	Vaibhav Global Ltd.	185,125	918
	Supreme Petrochem Ltd.	106,918	876
*	V-Mart Retail Ltd.	32,329	838
	DCB Bank Ltd.	501,813	838
*	TV18 Broadcast Ltd.	1,507,082	833
[1]	Dilip Buildcon Ltd.	145,614	818
*	Campus Activewear Ltd.	270,741	800
	Bajaj Consumer Care Ltd.	270,105	780
*	Dhani Services Ltd.	1,179,154	732
	Vakrangee Ltd.	2,270,405	724
*	Just Dial Ltd.	52,313	720
	Symphony Ltd.	55,719	646
	Polyplex Corp. Ltd.	54,590	604
	Kaveri Seed Co. Ltd.	49,818	518
*	Sun Pharma Advanced Research Co. Ltd.	179,581	497
	NIIT Ltd.	323,111	408
	Orient Cement Ltd.	3,441	9
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			754,830
Indonesia (0.5%)
	Mitra Keluarga Karyasehat Tbk PT	17,927,200	3,197
*	Bumi Resources Minerals Tbk PT	335,107,976	3,144
	AKR Corporindo Tbk PT	25,518,415	2,625
*	Bumi Resources Tbk PT	402,826,700	2,450
	Aneka Tambang Tbk	24,206,619	2,433
	Mitra Adiperkasa Tbk PT	23,956,700	2,318
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,684,400	2,255
	Indo Tambangraya Megah Tbk PT	1,368,300	2,121
	Medco Energi Internasional Tbk PT	22,856,388	1,875
	Ciputra Development Tbk PT	25,252,655	1,872
	Surya Esa Perkasa Tbk PT	35,286,300	1,688

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	BFI Finance Indonesia Tbk PT	25,716,100	1,660
*	Bukalapak.com PT Tbk	208,170,300	1,656
	Pakuwon Jati Tbk PT	64,673,634	1,595
*	Japfa Comfeed Indonesia Tbk PT	22,285,500	1,568
	Ace Hardware Indonesia Tbk PT	26,826,600	1,540
	Map Aktif Adiperkasa PT	28,368,200	1,377
	Bank Tabungan Negara Persero Tbk PT	16,796,650	1,361
	Summarecon Agung Tbk PT	39,097,347	1,235
*	Bank Bukopin Tbk PT (XIDX)	279,239,673	1,132
*	Panin Financial Tbk PT	61,222,900	1,098
*	Bank Pan Indonesia Tbk PT	14,263,700	976
*,3	Waskita Karya Persero Tbk PT	70,850,081	880
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	879
	Matahari Department Store Tbk PT	7,294,200	714
	Bank BTPN Syariah Tbk PT	8,910,000	665
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	602
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	544
	Timah Tbk PT	9,609,420	538
*	Lippo Karawaci Tbk PT	131,358,777	525
*	Bank Neo Commerce Tbk PT	34,633,272	521
*	Global Mediacom Tbk PT	27,752,606	399
	Media Nusantara Citra Tbk PT	20,513,900	396
	Surya Citra Media Tbk PT	47,535,800	377
*	Alam Sutera Realty Tbk PT	33,599,591	272
*	Bank Raya Indonesia Tbk PT	15,091,254	237
	Ramayana Lestari Sentosa Tbk PT	3,523,300	104
*	Wijaya Karya Persero Tbk PT	8,079,333	81
			48,910
Ireland (0.0%)
	Dalata Hotel Group plc	720,845	3,242
Israel (0.8%)
	Shufersal Ltd.	887,355	5,842
*	Clal Insurance Enterprises Holdings Ltd.	221,216	3,689
	Alony Hetz Properties & Investments Ltd.	530,084	3,422
	Sapiens International Corp. NV	103,703	3,200
	Paz Oil Co. Ltd.	31,042	3,093
	FIBI Holdings Ltd.	62,816	2,616
		Shares	Market Value• ($000)
	Hilan Ltd.	46,362	2,603
	Oil Refineries Ltd.	8,737,748	2,532
	Isracard Ltd.	688,384	2,518
	REIT 1 Ltd.	605,002	2,432
*	Shikun & Binui Ltd.	1,131,399	2,429
	Formula Systems 1985 Ltd.	29,213	2,126
	Menora Mivtachim Holdings Ltd.	83,165	2,005
	Matrix IT Ltd.	96,752	1,952
	Mega Or Holdings Ltd.	73,400	1,899
*	Ashtrom Group Ltd.	137,828	1,895
	Israel Canada T.R Ltd.	510,805	1,882
	Kenon Holdings Ltd.	82,444	1,857
*	Perion Network Ltd.	145,278	1,812
*	Partner Communications Co. Ltd.	384,474	1,797
	Fox Wizel Ltd.	22,267	1,768
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,373	1,728
*	Equital Ltd.	61,272	1,697
*	OPC Energy Ltd.	214,663	1,613
	Danel Adir Yeoshua Ltd.	17,221	1,558
	One Software Technologies Ltd.	110,010	1,524
	Delta Galil Ltd.	33,474	1,489
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,446
	Maytronics Ltd.	165,639	1,416
	Summit Real Estate Holdings Ltd.	117,600	1,416
*	Cellcom Israel Ltd.	331,167	1,383
	Sella Capital Real Estate Ltd.	682,224	1,377
	Delek Automotive Systems Ltd.	187,492	1,056
	AudioCodes Ltd.	86,437	952
*	G City Ltd.	312,474	904
	Ashdod Refinery Ltd.	39,063	879
	Elco Ltd.	26,263	805
*	Kamada Ltd.	146,585	778
*	AFI Properties Ltd.	18,196	738
	IDI Insurance Co. Ltd.	24,310	694
			76,822
Italy (2.1%)
	BPER Banca	3,611,828	18,757
	Banca Monte dei Paschi di Siena SpA	3,057,735	14,748
	Unipol Gruppo SpA	1,490,930	13,366
	Banca Popolare di Sondrio SpA	1,241,817	10,375
	Azimut Holding SpA	375,427	9,893
	Iveco Group NV	653,159	8,190
*	Saipem SpA	3,566,147	8,183
	De' Longhi SpA	232,455	7,623
[1]	BFF Bank SpA	589,754	7,568
	Banca Generali SpA	189,925	7,439
	Brembo NV	438,371	5,577
	ERG SpA	189,110	5,093
	Maire Tecnimont SpA	543,529	4,501
	SOL SpA	116,101	4,466
	Iren SpA	2,188,203	4,399
[1]	Technogym SpA	416,606	3,929
	Saras SpA	2,030,061	3,812
		Shares	Market Value• ($000)
[1]	Enav SpA	921,469	3,790
*	Technoprobe SpA	463,938	3,697
[1]	Anima Holding SpA	749,351	3,511
	Tamburi Investment Partners SpA	357,668	3,472
[1]	Carel Industries SpA	161,749	3,274
	Lottomatica Group SpA	261,023	3,026
	Credito Emiliano SpA	281,091	2,969
	ACEA SpA	163,813	2,842
	Webuild SpA (MTAA)	1,082,824	2,718
	Sesa SpA	24,770	2,576
	El.En. SpA	195,809	2,461
	Salcef Group SpA	83,674	2,305
	Banca IFIS SpA	96,171	2,143
	Gruppo MutuiOnline SpA	57,225	2,139
[2]	Salvatore Ferragamo SpA	203,623	2,021
	MFE-MediaForEurope NV Class A	647,459	1,901
[2]	Italmobiliare SpA	51,223	1,884
	Cementir Holding NV	174,776	1,851
[1]	RAI Way SpA	311,397	1,768
	Ariston Holding NV	338,678	1,743
	Sanlorenzo SpA	39,551	1,732
[2]	Piaggio & C SpA	579,464	1,689
*,1	GVS SpA	261,841	1,524
*,2	Tod's SpA	29,820	1,367
	Danieli & C Officine Meccaniche SpA (MTAA)	36,119	1,247
*,2	Fincantieri SpA	1,621,514	1,228
	Tinexta SpA	64,283	1,211
	MARR SpA	86,320	1,109
	Zignago Vetro SpA	73,864	984
	Arnoldo Mondadori Editore SpA	360,922	862
*,2	Juventus Football Club SpA	339,130	638
	Biesse SpA	40,145	521
	Alerion Cleanpower SpA	25,220	468
	MFE-MediaForEurope NV Class B	84,597	340
	Datalogic SpA	52,135	316
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	272
			205,518
Japan (13.3%)
	Gunma Bank Ltd.	1,206,200	7,341
	ADEKA Corp.	327,755	6,811
	77 Bank Ltd.	233,500	6,601
	Takasago Thermal Engineering Co. Ltd.	188,789	6,329
	Fujitec Co. Ltd.	253,684	6,257
	Nishi-Nippon Financial Holdings Inc.	467,200	5,907
	Nippon Gas Co. Ltd.	360,500	5,879
	Dexerials Corp.	154,700	5,795
	Nissui Corp.	943,922	5,664
	Rorze Corp.	31,800	5,513
	Daiwabo Holdings Co. Ltd.	304,280	5,285
	Mizuho Leasing Co. Ltd.	674,505	4,818

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Comforia Residential REIT Inc.	2,220	4,806
	MEITEC Group Holdings Inc.	252,938	4,717
	Hokuhoku Financial Group Inc.	382,000	4,686
	Towa Corp.	81,265	4,680
	Tokuyama Corp.	226,100	4,665
	Fuji Corp.	275,188	4,616
	Micronics Japan Co. Ltd.	108,500	4,469
	Nichias Corp.	162,869	4,464
	Tomy Co. Ltd.	274,217	4,384
	Citizen Watch Co. Ltd.	655,900	4,357
	Hanwa Co. Ltd.	111,483	4,289
	Mitsubishi Estate Logistics REIT Investment Corp.	1,669	4,278
	Hitachi Zosen Corp.	550,210	4,259
	Fujimi Inc.	195,941	4,250
	NSD Co. Ltd.	216,868	4,239
	Mori Trust REIT Inc.	9,017	4,184
	Osaka Soda Co. Ltd.	71,300	4,182
	Takeuchi Manufacturing Co. Ltd.	109,400	4,150
	Hulic REIT Inc.	4,335	4,143
	Organo Corp.	87,500	4,014
	Inaba Denki Sangyo Co. Ltd.	171,300	3,997
	Topcon Corp.	338,800	3,979
	Japan Petroleum Exploration Co. Ltd.	93,000	3,923
	Sangetsu Corp.	180,620	3,840
	Yoshinoya Holdings Co. Ltd.	209,120	3,830
	Kanematsu Corp.	234,800	3,818
	Shiga Bank Ltd.	147,200	3,807
	Toho Holdings Co. Ltd.	157,018	3,762
	Furukawa Electric Co. Ltd.	175,600	3,760
	Suruga Bank Ltd.	614,800	3,750
[2]	Hokuetsu Corp.	442,321	3,730
	Daihen Corp.	60,651	3,687
	Hazama Ando Corp.	494,279	3,685
	CKD Corp.	196,400	3,671
	Hokkaido Electric Power Co. Inc.	515,400	3,662
[2]	NTT UD REIT Investment Corp.	4,728	3,625
	Japan Elevator Service Holdings Co. Ltd.	231,300	3,595
	Tsubakimoto Chain Co.	103,864	3,576
	Toagosei Co. Ltd.	353,792	3,559
	Daishi Hokuetsu Financial Group Inc.	123,600	3,543
	Okamura Corp.	232,947	3,528
	Nakanishi Inc.	223,300	3,430
[2]	Mitsui E&S Co. Ltd.	313,900	3,403
	Jaccs Co. Ltd.	94,100	3,382
	San-In Godo Bank Ltd.	433,100	3,374
	Sumitomo Warehouse Co. Ltd.	201,755	3,341
	Mizuno Corp.	68,656	3,332
		Shares	Market Value• ($000)
	Okasan Securities Group Inc.	686,900	3,291
	Aiful Corp.	1,120,800	3,256
[2]	Nomura Micro Science Co. Ltd.	101,600	3,249
	Tokyu REIT Inc.	3,120	3,210
	Juroku Financial Group Inc.	106,700	3,205
	Kyoritsu Maintenance Co. Ltd.	149,600	3,190
	ARE Holdings Inc.	246,200	3,182
	NIPPON REIT Investment Corp.	1,409	3,182
[2]	Ain Holdings Inc.	84,000	3,179
	Senko Group Holdings Co. Ltd.	433,700	3,178
	Japan Excellent Inc.	3,888	3,176
	Nikkon Holdings Co. Ltd.	161,348	3,167
	Saizeriya Co. Ltd.	93,621	3,161
[2]	EDION Corp.	304,575	3,146
	Wacoal Holdings Corp.	143,500	3,141
	Mirait One Corp.	252,571	3,084
	Okumura Corp.	98,352	3,077
	Hyakugo Bank Ltd.	747,500	3,074
	Pilot Corp.	114,700	3,070
	Kureha Corp.	171,706	3,061
	Colowide Co. Ltd.	222,400	3,030
	Aichi Financial Group Inc.	160,534	3,028
	Monex Group Inc.	585,487	3,025
	Nippn Corp.	195,829	3,022
	Nitto Boseki Co. Ltd.	83,911	3,008
	Hokuriku Electric Power Co.	512,700	2,999
	Financial Partners Group Co. Ltd.	212,500	2,978
	Nisshinbo Holdings Inc.	391,100	2,965
	H2O Retailing Corp.	261,500	2,955
	DTS Corp.	107,642	2,937
	Fukuoka REIT Corp.	2,697	2,897
	Nishimatsu Construction Co. Ltd.	100,162	2,896
	Tadano Ltd.	359,900	2,888
	Noritake Co. Ltd.	109,600	2,877
	Takuma Co. Ltd.	229,200	2,868
	North Pacific Bank Ltd.	995,700	2,864
	Kumagai Gumi Co. Ltd.	108,080	2,849
	Nippon Soda Co. Ltd.	77,625	2,848
	UACJ Corp.	93,085	2,844
	Nisshin Oillio Group Ltd.	87,952	2,825
	Star Asia Investment Corp.	7,128	2,781
	Lintec Corp.	139,400	2,779
	Ryoyo Ryosan Holdings Inc.	156,581	2,760
	Komeri Co. Ltd.	113,800	2,759
	Makino Milling Machine Co. Ltd.	68,580	2,751
	Tokyo Kiraboshi Financial Group Inc.	92,666	2,751
	Tokyo Steel Manufacturing Co. Ltd.	258,900	2,746
	Duskin Co. Ltd.	131,660	2,737
		Shares	Market Value• ($000)
	Heiwa Real Estate REIT Inc.	3,045	2,730
	Glory Ltd.	150,400	2,710
[2]	Hoshino Resorts REIT Inc.	773	2,706
	Max Co. Ltd.	120,200	2,682
	Ferrotec Holdings Corp.	141,253	2,682
	Nojima Corp.	223,100	2,666
	Riken Keiki Co. Ltd.	108,800	2,662
	Daiseki Co. Ltd.	138,644	2,635
	Tri Chemical Laboratories Inc.	94,576	2,631
	Kitz Corp.	308,848	2,629
	DCM Holdings Co. Ltd.	281,688	2,608
	TOKAI Holdings Corp.	422,600	2,599
	Leopalace21 Corp.	784,800	2,597
	Seria Co. Ltd.	152,993	2,593
	Japan Material Co. Ltd.	183,200	2,585
	Global One Real Estate Investment Corp.	3,775	2,569
	TKC Corp.	111,298	2,561
	Japan Securities Finance Co. Ltd.	250,641	2,541
	JVCKenwood Corp.	497,940	2,531
	Autobacs Seven Co. Ltd.	249,400	2,522
	SKY Perfect JSAT Holdings Inc.	427,100	2,513
	Senshu Ikeda Holdings Inc.	986,400	2,511
	Iino Kaiun Kaisha Ltd.	311,236	2,502
	Maruha Nichiro Corp.	128,100	2,499
	DeNA Co. Ltd.	247,800	2,499
	Toei Co. Ltd.	105,045	2,494
	Meidensha Corp.	112,487	2,493
	Sumitomo Osaka Cement Co. Ltd.	99,600	2,473
	NTN Corp.	1,241,700	2,464
	Yodogawa Steel Works Ltd.	78,333	2,459
	C Uyemura & Co. Ltd.	37,500	2,455
	H.U. Group Holdings Inc.	160,500	2,440
	Toyo Tanso Co. Ltd.	49,310	2,432
	Paramount Bed Holdings Co. Ltd.	142,700	2,431
	Nippon Pillar Packing Co. Ltd.	61,300	2,415
	Round One Corp.	549,200	2,412
*	Sansan Inc.	261,900	2,405
*	Nxera Pharma Co. Ltd.	259,700	2,402
	Nippon Light Metal Holdings Co. Ltd.	201,896	2,396
	Totetsu Kogyo Co. Ltd.	118,700	2,371
	Topre Corp.	146,800	2,370
[2]	Ichigo Office REIT Investment Corp.	4,617	2,367
	Toyo Ink SC Holdings Co. Ltd.	127,554	2,364
	Monogatari Corp.	87,320	2,359
	Yokogawa Bridge Holdings Corp.	129,800	2,354
	Meiko Electronics Co. Ltd.	72,057	2,351
*,2	Atom Corp.	409,857	2,345

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Taikisha Ltd.	79,488	2,344
[2]	Kura Sushi Inc.	75,400	2,340
	Sanki Engineering Co. Ltd.	165,867	2,328
	Fukuyama Transporting Co. Ltd.	95,000	2,295
	Inabata & Co. Ltd.	112,600	2,295
	Open Up Group Inc.	180,892	2,291
	Nishimatsuya Chain Co. Ltd.	164,900	2,287
	Mitsuboshi Belting Ltd.	74,400	2,282
	Nextage Co. Ltd.	129,900	2,281
	Tokyo Electron Device Ltd.	63,400	2,276
[2]	Namura Shipbuilding Co. Ltd.	182,400	2,274
[2]	Sakura Internet Inc.	60,900	2,271
	Mitsubishi Logisnext Co. Ltd.	230,000	2,268
	Create Restaurants Holdings Inc.	328,540	2,264
	Mitsubishi Pencil Co. Ltd.	148,100	2,259
	Trusco Nakayama Corp.	136,500	2,258
	Tokai Tokyo Financial Holdings Inc.	608,700	2,231
	Nippon Paper Industries Co. Ltd.	319,900	2,224
	Kaga Electronics Co. Ltd.	56,100	2,210
	SBI Sumishin Net Bank Ltd.	147,500	2,206
	Heiwa Real Estate Co. Ltd.	79,542	2,199
	Adastria Co. Ltd.	100,900	2,197
	SWCC Corp.	83,100	2,191
	Yamazen Corp.	249,300	2,189
	Toyo Construction Co. Ltd.	269,800	2,186
	MCJ Co. Ltd.	250,200	2,184
	Musashino Bank Ltd.	110,900	2,172
	Nihon Parkerizing Co. Ltd.	281,761	2,167
	Daiei Kankyo Co. Ltd.	129,600	2,166
*	M&A Research Institute Holdings Inc.	68,473	2,164
	Sakata Seed Corp.	93,756	2,160
	Mitsubishi Shokuhin Co. Ltd.	60,900	2,159
	KYB Corp.	63,200	2,158
*	Appier Group Inc.	261,800	2,158
	Bank of Nagoya Ltd.	48,312	2,157
	Tokai Rika Co. Ltd.	157,800	2,149
	Seiren Co. Ltd.	128,700	2,144
	Mitsui-Soko Holdings Co. Ltd.	72,552	2,140
	Eizo Corp.	66,556	2,139
	Nitta Corp.	82,900	2,139
	Hokkoku Financial Holdings Inc.	66,351	2,130
	Takara Standard Co. Ltd.	173,599	2,118
	Megmilk Snow Brand Co. Ltd.	131,000	2,116
	Tamron Co. Ltd.	45,400	2,111
	Taiyo Holdings Co. Ltd.	103,400	2,107
	Arata Corp.	94,518	2,094
		Shares	Market Value• ($000)
	Okinawa Cellular Telephone Co.	95,637	2,055
	Awa Bank Ltd.	120,500	2,053
	Kissei Pharmaceutical Co. Ltd.	89,300	2,046
	Nanto Bank Ltd.	105,700	2,032
	Ohsho Food Service Corp.	40,774	2,021
	Seiko Group Corp.	76,358	2,020
	Exedy Corp.	110,200	2,018
	Kato Sangyo Co. Ltd.	69,500	2,015
	Kaken Pharmaceutical Co. Ltd.	92,600	2,013
	FCC Co. Ltd.	141,143	2,008
	Chugoku Marine Paints Ltd.	153,100	2,004
	San-Ai Obbli Co. Ltd.	152,500	2,001
	Ai Holdings Corp.	130,100	2,001
	MOS Food Services Inc.	89,858	1,987
[2]	Mirai Corp.	6,895	1,974
	Hosiden Corp.	157,867	1,971
	Raito Kogyo Co. Ltd.	151,400	1,967
	Digital Garage Inc.	110,700	1,952
	Nitto Kogyo Corp.	72,388	1,942
	Chudenko Corp.	95,900	1,935
	Ichigo Inc.	717,600	1,933
	Nichiha Corp.	82,900	1,933
	KOMEDA Holdings Co. Ltd.	117,600	1,930
	Joyful Honda Co. Ltd.	134,648	1,915
	Keiyo Bank Ltd.	384,300	1,889
	Sinfonia Technology Co. Ltd.	89,000	1,889
	Showa Sangyo Co. Ltd.	83,400	1,870
	Japan Lifeline Co. Ltd.	253,800	1,863
	PAL GROUP Holdings Co. Ltd.	156,000	1,862
	SAMTY Co. Ltd.	108,600	1,853
[2]	Kanamoto Co. Ltd.	110,000	1,850
	Oki Electric Industry Co. Ltd.	258,206	1,845
	Shochiku Co. Ltd.	30,300	1,836
	Bando Chemical Industries Ltd.	162,000	1,834
	Kohnan Shoji Co. Ltd.	64,900	1,833
	Nikkiso Co. Ltd.	229,561	1,833
	Toa Corp.	263,600	1,821
	Sinko Industries Ltd.	71,641	1,819
	Hyakujushi Bank Ltd.	99,200	1,817
	One REIT Inc.	1,074	1,808
	Fukuda Denshi Co. Ltd.	43,598	1,808
	ARCLANDS Corp.	146,798	1,807
	IDOM Inc.	203,300	1,803
	Mixi Inc.	118,000	1,801
	Heiwado Co. Ltd.	116,400	1,795
	Create SD Holdings Co. Ltd.	82,618	1,785
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,781
	Hankyu Hanshin REIT Inc.	1,990	1,781
	Valor Holdings Co. Ltd.	116,200	1,780
	Simplex Holdings Inc.	110,200	1,780
	Totech Corp.	90,000	1,780
	Life Corp.	71,000	1,774
		Shares	Market Value• ($000)
	Hogy Medical Co. Ltd.	75,022	1,773
	Bunka Shutter Co. Ltd.	163,800	1,765
	Kiyo Bank Ltd.	153,510	1,763
	Ogaki Kyoritsu Bank Ltd.	121,874	1,746
	UT Group Co. Ltd.	83,200	1,745
	Royal Holdings Co. Ltd.	111,300	1,740
	Wacom Co. Ltd.	452,936	1,739
	Zojirushi Corp.	177,300	1,729
	Npr Riken Corp.	93,900	1,728
	Aeon Delight Co. Ltd.	72,400	1,712
*	Medley Inc.	74,500	1,708
	Tsurumi Manufacturing Co. Ltd.	75,500	1,706
	Ariake Japan Co. Ltd.	52,200	1,701
	KFC Holdings Japan Ltd.	52,200	1,693
	Sekisui Jushi Corp.	103,600	1,693
	Towa Pharmaceutical Co. Ltd.	93,982	1,692
	U-Next Holdings Co. Ltd.	60,400	1,688
	Ricoh Leasing Co. Ltd.	49,606	1,686
	Premium Group Co. Ltd.	120,000	1,684
	Eiken Chemical Co. Ltd.	132,200	1,681
	Arcs Co. Ltd.	85,600	1,680
	Ishihara Sangyo Kaisha Ltd.	144,800	1,677
	San-A Co. Ltd.	55,744	1,673
	Aoyama Trading Co. Ltd.	162,200	1,666
	Ryobi Ltd.	95,887	1,666
	Transcosmos Inc.	76,596	1,656
*	Chiyoda Corp.	595,900	1,643
	JAFCO Group Co. Ltd.	145,600	1,643
	Taihei Dengyo Kaisha Ltd.	58,300	1,641
	Itochu Enex Co. Ltd.	169,300	1,639
	Fukushima Galilei Co. Ltd.	40,900	1,635
	Okamoto Industries Inc.	52,100	1,634
[2]	Senshu Electric Co. Ltd.	46,882	1,634
	SOSiLA Logistics REIT Inc.	2,068	1,628
	Star Micronics Co. Ltd.	136,698	1,623
	Shoei Co. Ltd.	126,700	1,623
	Nichicon Corp.	191,483	1,621
[2]	Token Corp.	23,586	1,618
	Maeda Kosen Co. Ltd.	73,900	1,617
	Furukawa Co. Ltd.	127,298	1,614
	Yuasa Trading Co. Ltd.	44,100	1,612
[2]	TSI Holdings Co. Ltd.	288,900	1,612
	Infomart Corp.	690,200	1,611
	Nippon Seiki Co. Ltd.	176,932	1,609
	Toyobo Co. Ltd.	226,400	1,607
	Sintokogio Ltd.	201,500	1,604
	TOMONY Holdings Inc.	606,000	1,602
	Onward Holdings Co. Ltd.	413,956	1,593

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	FP Partner Inc.	49,932	1,590
	Tosei Corp.	101,600	1,586
	Belc Co. Ltd.	33,200	1,584
[2]	Tokyotokeiba Co. Ltd.	57,200	1,577
	Toho Bank Ltd.	728,664	1,565
	Japan Wool Textile Co. Ltd.	180,889	1,562
	Oiles Corp.	103,108	1,560
	Ichibanya Co. Ltd.	225,040	1,554
	Sakata INX Corp.	152,600	1,550
	Nippon Signal Company Ltd.	239,316	1,549
	Starts Corp. Inc.	68,615	1,548
	Press Kogyo Co. Ltd.	313,200	1,541
	Advance Logistics Investment Corp.	1,997	1,541
	Central Glass Co. Ltd.	86,413	1,535
	Shibaura Machine Co. Ltd.	68,100	1,524
	Raiznext Corp.	118,500	1,523
	Nippon Carbon Co. Ltd.	43,100	1,520
	Maxell Ltd.	154,000	1,519
[2]	Kumiai Chemical Industry Co. Ltd.	297,850	1,518
	Elecom Co. Ltd.	160,300	1,517
[2]	Tsuburaya Fields Holdings Inc.	132,074	1,507
	Tsugami Corp.	174,500	1,507
	Nissha Co. Ltd.	139,960	1,506
	Shinmaywa Industries Ltd.	197,368	1,505
	Kurabo Industries Ltd.	63,900	1,504
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,502
	YAMABIKO Corp.	113,400	1,501
*	PKSHA Technology Inc.	54,400	1,499
	Noritz Corp.	132,587	1,497
*	RENOVA Inc.	158,800	1,492
	Hibiya Engineering Ltd.	79,100	1,489
	Konoike Transport Co. Ltd.	102,400	1,485
	ESPEC Corp.	79,408	1,483
	Fuso Chemical Co. Ltd.	57,700	1,482
	Itoki Corp.	123,600	1,477
	Nishio Holdings Co. Ltd.	57,800	1,477
	Fujimori Kogyo Co. Ltd.	54,500	1,475
	Sanyo Denki Co. Ltd.	31,200	1,471
	Nachi-Fujikoshi Corp.	67,851	1,467
	Uchida Yoko Co. Ltd.	33,100	1,467
	CRE Logistics REIT Inc.	1,530	1,464
	Konishi Co. Ltd.	172,200	1,462
	Modec Inc.	73,888	1,458
	Noritsu Koki Co. Ltd.	74,300	1,458
	Nissan Shatai Co. Ltd.	225,414	1,457
	Megachips Corp.	62,781	1,456
	Piolax Inc.	85,500	1,453
	Shibuya Corp.	64,700	1,446
*,2	Anycolor Inc.	104,900	1,444
	Shin Nippon Air Technologies Co. Ltd.	56,600	1,432
		Shares	Market Value• ($000)
	Kosaido Holdings Co. Ltd.	309,200	1,427
	KH Neochem Co. Ltd.	92,700	1,423
	ASAHI YUKIZAI Corp.	45,511	1,421
	Gunze Ltd.	41,807	1,417
	Riso Kagaku Corp.	75,684	1,413
	Funai Soken Holdings Inc.	93,250	1,411
	West Holdings Corp.	84,500	1,410
	Valqua Ltd.	50,400	1,409
[2]	Enplas Corp.	25,953	1,406
*,2	HIS Co. Ltd.	126,400	1,404
	Hirata Corp.	31,311	1,401
	Takara Leben Real Estate Investment Corp.	2,161	1,401
	Meisei Industrial Co. Ltd.	164,700	1,400
	Systena Corp.	839,100	1,398
	Nittetsu Mining Co. Ltd.	44,400	1,396
	Altech Corp.	80,100	1,395
	Milbon Co. Ltd.	70,920	1,394
	Strike Co. Ltd.	49,814	1,393
	Musashi Seimitsu Industry Co. Ltd.	131,330	1,392
	Fuji Co. Ltd.	114,000	1,390
	Marusan Securities Co. Ltd.	214,855	1,389
[2]	United Super Markets Holdings Inc.	242,650	1,385
	Optex Group Co. Ltd.	117,600	1,381
	ZERIA Pharmaceutical Co. Ltd.	104,040	1,380
	Futaba Industrial Co. Ltd.	234,800	1,377
	Yellow Hat Ltd.	105,800	1,375
	BML Inc.	74,200	1,371
	Axial Retailing Inc.	204,520	1,367
	Hakuto Co. Ltd.	39,600	1,367
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	1,364
	Fuji Seal International Inc.	106,000	1,362
	Central Automotive Products Ltd.	37,205	1,362
	Sumitomo Mitsui Construction Co. Ltd.	528,346	1,361
	Chofu Seisakusho Co. Ltd.	94,000	1,359
	Roland DG Corp.	38,400	1,355
	Nippon Densetsu Kogyo Co. Ltd.	98,703	1,355
	Kyorin Pharmaceutical Co. Ltd.	116,000	1,352
	Zuken Inc.	51,700	1,351
[2]	Sumiseki Holdings Inc.	161,400	1,351
[2]	Toyo Gosei Co. Ltd.	26,200	1,344
	Future Corp.	132,900	1,341
	Japan Pulp & Paper Co. Ltd.	38,400	1,334
	Tokyu Construction Co. Ltd.	247,900	1,334
	Doutor Nichires Holdings Co. Ltd.	99,237	1,329
		Shares	Market Value• ($000)
	Prestige International Inc.	310,900	1,328
	Osaka Organic Chemical Industry Ltd.	63,900	1,324
	Krosaki Harima Corp.	61,200	1,323
	Mitsuuroko Group Holdings Co. Ltd.	153,800	1,317
	Dai-Dan Co. Ltd.	74,200	1,315
	Torishima Pump Manufacturing Co. Ltd.	72,800	1,314
	Integrated Design & Engineering Holdings Co. Ltd.	44,300	1,314
	Tachi-S Co. Ltd.	103,200	1,309
	Tachibana Eletech Co. Ltd.	68,534	1,307
	Shikoku Kasei Holdings Corp.	115,700	1,303
	Kameda Seika Co. Ltd.	49,400	1,301
[2]	Tama Home Co. Ltd.	47,000	1,301
	Prima Meat Packers Ltd.	88,588	1,296
	Kanto Denka Kogyo Co. Ltd.	189,800	1,295
	Kisoji Co. Ltd.	81,160	1,295
	Mitani Sekisan Co. Ltd.	35,300	1,294
	Saibu Gas Holdings Co. Ltd.	103,673	1,293
[2]	Shibaura Mechatronics Corp.	33,900	1,291
	S Foods Inc.	66,600	1,286
	JCU Corp.	53,800	1,284
	Eagle Industry Co. Ltd.	110,600	1,283
	Shin-Etsu Polymer Co. Ltd.	131,200	1,281
[2]	Nagawa Co. Ltd.	27,400	1,280
	KeePer Technical Laboratory Co. Ltd.	44,936	1,278
	Hosokawa Micron Corp.	45,600	1,275
	Furuya Metal Co. Ltd.	18,200	1,273
	Siix Corp.	123,200	1,270
	Nafco Co. Ltd.	69,500	1,270
	Sun Frontier Fudousan Co. Ltd.	101,800	1,266
[2]	Shoei Foods Corp.	46,300	1,264
	Tocalo Co. Ltd.	109,600	1,263
	Keihanshin Building Co. Ltd.	125,700	1,260
	Daiichi Jitsugyo Co. Ltd.	95,900	1,259
	Earth Corp.	45,243	1,259
	Mitsuba Corp.	136,724	1,255
*	Fujita Kanko Inc.	29,800	1,254
	Tamura Corp.	305,000	1,254
	Sanyo Special Steel Co. Ltd.	91,970	1,244
	Nichireki Co. Ltd.	81,500	1,243
	Komori Corp.	158,900	1,241
	Sumitomo Riko Co. Ltd.	147,700	1,230
	Nomura Co. Ltd.	227,700	1,226
	Restar Corp.	64,800	1,226
	Toshiba TEC Corp.	60,800	1,223
	Roland Corp.	44,900	1,221
	Okinawa Financial Group Inc.	71,944	1,220

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nohmi Bosai Ltd.	79,700	1,213
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,204
	Tsukishima Holdings Co. Ltd.	128,700	1,201
	Arisawa Manufacturing Co. Ltd.	123,600	1,195
	Bank of the Ryukyus Ltd.	159,467	1,192
	Bell System24 Holdings Inc.	121,200	1,191
	Geo Holdings Corp.	94,200	1,185
	Fujicco Co. Ltd.	98,205	1,182
	Takasago International Corp.	53,200	1,181
	CTI Engineering Co. Ltd.	38,800	1,179
	Mochida Pharmaceutical Co. Ltd.	58,400	1,178
	Oyo Corp.	75,600	1,175
	Sun Corp.	55,500	1,173
	WingArc1st Inc.	69,100	1,170
	en japan Inc.	70,300	1,169
	Iriso Electronics Co. Ltd.	59,700	1,167
	Teikoku Sen-I Co. Ltd.	77,484	1,163
	Anicom Holdings Inc.	308,100	1,161
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,158
	Kurimoto Ltd.	43,400	1,155
	Sumitomo Densetsu Co. Ltd.	51,400	1,155
	I'll Inc.	67,300	1,151
*	Nippon Sheet Glass Co. Ltd.	344,600	1,149
	Nippon Ceramic Co. Ltd.	66,800	1,143
	Sakai Moving Service Co. Ltd.	64,200	1,130
	Morita Holdings Corp.	95,866	1,129
	Genky DrugStores Co. Ltd.	30,800	1,129
	K&O Energy Group Inc.	52,300	1,128
	San ju San Financial Group Inc.	85,052	1,124
	Yamae Group Holdings Co. Ltd.	68,400	1,124
[2]	OSAKA Titanium Technologies Co. Ltd.	71,800	1,119
	JINS Holdings Inc.	53,200	1,118
	Doshisha Co. Ltd.	80,800	1,114
	St. Marc Holdings Co. Ltd.	82,855	1,112
	Godo Steel Ltd.	33,100	1,110
	Unipres Corp.	149,980	1,110
	Idec Corp.	62,800	1,108
	Curves Holdings Co. Ltd.	235,608	1,107
	Aeon Hokkaido Corp.	187,800	1,105
	Asahi Diamond Industrial Co. Ltd.	189,322	1,102
	Hiday Hidaka Corp.	62,019	1,102
	Daikyonishikawa Corp.	240,000	1,102
	Joshin Denki Co. Ltd.	68,226	1,101
	Hioki EE Corp.	27,400	1,093
		Shares	Market Value• ($000)
	RS Technologies Co. Ltd.	54,800	1,088
	Yamanashi Chuo Bank Ltd.	95,117	1,082
	Yonex Co. Ltd.	135,100	1,077
	Koa Corp.	104,300	1,076
	MEC Co. Ltd.	40,900	1,073
	Broadleaf Co. Ltd.	293,400	1,069
	Fujibo Holdings Inc.	40,400	1,068
	Miyazaki Bank Ltd.	54,893	1,067
	Procrea Holdings Inc.	91,061	1,067
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,067
	DyDo Group Holdings Inc.	61,288	1,061
	Dip Corp.	62,400	1,055
	Matsuyafoods Holdings Co. Ltd.	29,700	1,054
	Kyoei Steel Ltd.	74,012	1,054
	Furuno Electric Co. Ltd.	79,000	1,050
	Toho Titanium Co. Ltd.	121,700	1,050
	JAC Recruitment Co. Ltd.	218,000	1,050
[2]	Tosei REIT Investment Corp.	1,188	1,047
	Aisan Industry Co. Ltd.	112,000	1,046
	Sinanen Holdings Co. Ltd.	33,000	1,045
	GungHo Online Entertainment Inc.	70,800	1,041
	NS United Kaiun Kaisha Ltd.	34,300	1,038
	Yokowo Co. Ltd.	97,737	1,038
	SBS Holdings Inc.	60,100	1,036
	Maruzen Showa Unyu Co. Ltd.	34,600	1,035
	VT Holdings Co. Ltd.	311,800	1,032
	Pasona Group Inc.	73,500	1,031
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,029
	Digital Arts Inc.	38,300	1,027
	T-Gaia Corp.	75,600	1,019
	J Trust Co. Ltd.	357,200	1,016
	Koshidaka Holdings Co. Ltd.	185,508	1,015
	Samty Residential Investment Corp.	1,473	1,014
[2]	Septeni Holdings Co. Ltd.	347,800	1,011
	Topy Industries Ltd.	59,579	1,010
	Yokorei Co. Ltd.	153,200	1,010
	Union Tool Co.	34,800	1,008
	Qol Holdings Co. Ltd.	89,799	1,007
	Daito Pharmaceutical Co. Ltd.	63,030	1,006
	Tanseisha Co. Ltd.	179,400	1,002
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	1,000
	United Arrows Ltd.	86,667	999
	Comture Corp.	81,300	996
	Sato Holdings Corp.	71,800	995
	Riken Vitamin Co. Ltd.	57,700	994
	Daiwa Industries Ltd.	97,600	992
	TV Asahi Holdings Corp.	75,600	991
	METAWATER Co. Ltd.	79,600	990
	Nippon Road Co. Ltd.	82,500	989
		Shares	Market Value• ($000)
	Sankei Real Estate Inc.	1,706	988
	Avex Inc.	119,900	987
	Oriental Shiraishi Corp.	410,694	985
	Bank of Iwate Ltd.	62,924	980
	Halows Co. Ltd.	33,300	976
	Yamagata Bank Ltd.	130,985	976
	Happinet Corp.	50,300	974
	G-Tekt Corp.	71,300	973
	Starzen Co. Ltd.	56,200	973
	TRE Holdings Corp.	120,400	969
	Pack Corp.	41,500	964
	Sumida Corp.	121,509	960
	Mirai Industry Co. Ltd.	36,628	959
[2]	Change Holdings Inc.	127,900	958
*,2	euglena Co. Ltd.	291,400	957
	AOKI Holdings Inc.	135,504	955
	COLOPL Inc.	246,200	952
	Daikokutenbussan Co. Ltd.	18,600	951
	Sodick Co. Ltd.	205,478	951
	Ehime Bank Ltd.	126,800	946
	Sparx Group Co. Ltd.	82,220	946
	Oita Bank Ltd.	50,907	945
*	Raksul Inc.	166,600	944
	Shizuoka Gas Co. Ltd.	153,200	937
	ESCON Japan REIT Investment Corp.	1,157	937
	Argo Graphics Inc.	36,500	936
	Cybozu Inc.	92,400	935
	ES-Con Japan Ltd.	142,000	935
	Nippon Denko Co. Ltd.	472,990	933
	Infocom Corp.	54,440	932
	Aichi Steel Corp.	42,302	928
	Riken Technos Corp.	144,600	925
	Takamatsu Construction Group Co. Ltd.	54,800	923
	Yurtec Corp.	99,400	921
	Universal Entertainment Corp.	87,962	921
	Plus Alpha Consulting Co. Ltd.	72,034	916
	Computer Engineering & Consulting Ltd.	78,770	907
	Neturen Co. Ltd.	135,300	906
	Seikagaku Corp.	191,541	904
[2]	Fixstars Corp.	72,200	901
	Ines Corp.	89,100	896
	Ringer Hut Co. Ltd.	60,700	892
	Seikitokyu Kogyo Co. Ltd.	78,700	891
	TechMatrix Corp.	83,900	889
	Chori Co. Ltd.	39,800	888
	TOC Co. Ltd.	178,046	887
	Health Care & Medical Investment Corp.	1,063	887
	Miroku Jyoho Service Co. Ltd.	82,400	886
	Toyo Corp.	91,617	883
	Mitsubishi Research Institute Inc.	28,400	883
	Teikoku Electric Manufacturing Co. Ltd.	55,800	880

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Denyo Co. Ltd.	58,400	878
	Mirarth Holdings Inc.	286,400	878
*	Kappa Create Co. Ltd.	85,588	874
*	SRE Holdings Corp.	35,896	874
[2]	Komehyo Holdings Co. Ltd.	37,000	872
	Mie Kotsu Group Holdings Inc.	231,799	871
*	Fujio Food Group Inc.	95,300	871
	Daiki Aluminium Industry Co. Ltd.	102,930	869
	Alconix Corp.	99,614	868
[2]	PHC Holdings Corp.	120,300	868
	Sala Corp.	173,600	866
	Tokai Corp.	64,900	864
	Kyokuto Securities Co. Ltd.	86,300	861
	T Hasegawa Co. Ltd.	44,000	859
	SIGMAXYZ Holdings Inc.	86,300	859
	Nittoku Co. Ltd.	69,400	857
	Hokuto Corp.	73,724	855
	Ichikoh Industries Ltd.	251,966	853
	MARUKA FURUSATO Corp.	55,600	853
	JCR Pharmaceuticals Co. Ltd.	165,800	852
	Katakura Industries Co. Ltd.	69,492	850
	Toyo Kanetsu KK	30,600	849
	World Co. Ltd.	64,300	848
	Wakita & Co. Ltd.	85,200	845
	Asanuma Corp.	35,400	842
	Matsuya Co. Ltd.	147,700	840
	Vector Inc.	100,000	839
	Nippon Thompson Co. Ltd.	202,100	837
	J-Oil Mills Inc.	66,400	832
	eGuarantee Inc.	75,900	830
	Nissei ASB Machine Co. Ltd.	25,200	828
	Fukui Bank Ltd.	68,455	824
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	823
	Hoosiers Holdings Co. Ltd.	118,700	821
	Kamei Corp.	63,300	815
	Tsubaki Nakashima Co. Ltd.	150,900	810
	Sanyo Electric Railway Co. Ltd.	61,384	809
	Tenma Corp.	56,600	809
	HI-LEX Corp.	82,500	808
	Canon Electronics Inc.	56,494	806
	Sanyo Chemical Industries Ltd.	30,754	804
	Lifedrink Co. Inc.	25,360	804
	Kyokuyo Co. Ltd.	35,100	803
	Akita Bank Ltd.	60,300	796
	Anest Iwata Corp.	92,900	793
	Nippon Fine Chemical Co. Ltd.	51,600	793
	FIDEA Holdings Co. Ltd.	80,820	784
	Retail Partners Co. Ltd.	73,100	782
	Alpen Co. Ltd.	59,300	782
		Shares	Market Value• ($000)
	Gree Inc.	264,700	782
	Kansai Food Market Ltd.	62,800	778
	Trancom Co. Ltd.	21,400	778
	Wellneo Sugar Co. Ltd.	55,625	776
	Cawachi Ltd.	42,900	774
	Obara Group Inc.	29,540	772
*	Nippon Chemi-Con Corp.	76,181	770
	Shinko Shoji Co. Ltd.	116,800	770
	Nichiden Corp.	47,500	765
	Key Coffee Inc.	59,293	762
	Itochu-Shokuhin Co. Ltd.	16,100	761
	Sagami Holdings Corp.	80,196	759
*,2	Istyle Inc.	226,800	758
	Pacific Industrial Co. Ltd.	73,400	757
*,2	Oisix ra daichi Inc.	99,618	755
[2]	Daikoku Denki Co. Ltd.	32,800	751
	TOA ROAD Corp.	91,080	750
	KPP Group Holdings Co. Ltd.	158,815	747
	Tokushu Tokai Paper Co. Ltd.	31,300	743
	Nissin Corp.	37,400	740
	SB Technology Corp.	39,800	739
	Onoken Co. Ltd.	63,100	738
	Mars Group Holdings Corp.	36,000	737
	TPR Co. Ltd.	49,829	736
	Osaki Electric Co. Ltd.	168,600	733
	Daiho Corp.	34,900	731
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	730
	Carta Holdings Inc.	64,500	722
	Hochiki Corp.	46,900	721
	Seika Corp.	27,900	720
	Macromill Inc.	154,200	719
	Nagatanien Holdings Co. Ltd.	48,500	715
	France Bed Holdings Co. Ltd.	93,400	715
	gremz Inc.	53,100	715
	Base Co. Ltd.	32,200	713
	LITALICO Inc.	61,700	713
	Achilles Corp.	70,900	711
	Goldcrest Co. Ltd.	43,980	709
	Pressance Corp.	61,148	709
	Raysum Co. Ltd.	30,800	709
	Shinagawa Refractories Co. Ltd.	58,200	709
	Aiphone Co. Ltd.	37,200	708
	Belluna Co. Ltd.	175,900	708
	Inageya Co. Ltd.	87,600	708
	Vital KSK Holdings Inc.	90,700	708
	JBCC Holdings Inc.	33,400	706
	Nagaileben Co. Ltd.	47,100	703
	Vision Inc.	96,065	703
	Shinnihon Corp.	69,800	701
	Insource Co. Ltd.	144,000	700
	Yahagi Construction Co. Ltd.	74,400	699
	Tochigi Bank Ltd.	309,712	697
	Ki-Star Real Estate Co. Ltd.	28,700	696
		Shares	Market Value• ($000)
[2]	Shin Nippon Biomedical Laboratories Ltd.	71,400	693
	Hokuetsu Industries Co. Ltd.	54,100	693
[2]	Rock Field Co. Ltd.	70,168	692
	Toenec Corp.	20,200	692
	Chubu Steel Plate Co. Ltd.	47,100	692
	Matsuda Sangyo Co. Ltd.	39,600	689
	FULLCAST Holdings Co. Ltd.	71,446	685
	Shikoku Bank Ltd.	94,940	684
	Yorozu Corp.	112,176	681
	Takara Bio Inc.	105,200	680
	Giken Ltd.	54,700	679
	Okabe Co. Ltd.	132,735	675
	Japan Transcity Corp.	145,592	670
	Elan Corp.	116,700	670
	Tekken Corp.	36,600	668
	Xebio Holdings Co. Ltd.	104,108	667
	CAC Holdings Corp.	53,100	666
*	eRex Co. Ltd.	126,300	662
	Kawada Technologies Inc.	34,500	657
	Tonami Holdings Co. Ltd.	21,500	655
	Rheon Automatic Machinery Co. Ltd.	68,715	653
	Nihon Nohyaku Co. Ltd.	137,500	652
	ZIGExN Co. Ltd.	194,000	650
	EM Systems Co. Ltd.	153,600	645
	JSB Co. Ltd.	34,500	640
	Torii Pharmaceutical Co. Ltd.	25,200	629
*,2	Outsourcing Inc.	56,938	629
	Softcreate Holdings Corp.	53,478	628
	M&A Capital Partners Co. Ltd.	46,300	625
	Shibusawa Warehouse Co. Ltd.	32,209	620
	Stella Chemifa Corp.	25,400	619
[2]	Management Solutions Co. Ltd.	57,236	618
	Sakai Chemical Industry Co. Ltd.	47,409	617
[2]	Weathernews Inc.	20,800	611
	Gakken Holdings Co. Ltd.	104,700	609
	Cosel Co. Ltd.	65,200	608
	Sankyo Seiko Co. Ltd.	125,197	604
	Nippon Parking Development Co. Ltd.	491,400	603
	Hokkaido Gas Co. Ltd.	30,800	601
	Elematec Corp.	49,200	600
	Okinawa Electric Power Co. Inc.	80,108	598
	JM Holdings Co. Ltd.	35,700	598
	Transaction Co. Ltd.	52,800	598
	BRONCO BILLY Co. Ltd.	24,200	597
	Fudo Tetra Corp.	40,220	596
	YAKUODO Holdings Co. Ltd.	32,800	596
	Ryoden Corp.	35,500	595

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	W-Scope Corp.	183,600	595
	Honeys Holdings Co. Ltd.	55,190	594
	CMK Corp.	155,200	593
*,2	giftee Inc.	79,504	593
[2]	YA-MAN Ltd.	97,600	588
	Fukuda Corp.	16,800	584
	Chiyoda Integre Co. Ltd.	33,000	583
	Alpha Systems Inc.	28,900	582
[2]	Riso Kyoiku Co. Ltd.	332,800	582
	Mandom Corp.	70,154	579
	Icom Inc.	28,500	577
	Shinwa Co. Ltd.	32,400	576
	Komatsu Matere Co. Ltd.	119,200	571
	Hamakyorex Co. Ltd.	23,000	567
*,2	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	564
	Sanoh Industrial Co. Ltd.	78,000	559
	Cleanup Corp.	116,900	557
	Airport Facilities Co. Ltd.	141,900	555
	Kanaden Corp.	55,800	551
[2]	Abalance Corp.	42,000	537
	Genki Sushi Co. Ltd.	28,600	537
	Avant Group Corp.	65,000	530
	CI Takiron Corp.	126,900	526
	Chubu Shiryo Co. Ltd.	68,600	524
	Aida Engineering Ltd.	92,006	521
	Shima Seiki Manufacturing Ltd.	58,300	519
	Towa Bank Ltd.	121,150	519
	JP-Holdings Inc.	180,300	518
	DKK Co. Ltd.	38,780	517
	V Technology Co. Ltd.	32,100	516
	Hodogaya Chemical Co. Ltd.	17,500	516
	G-7 Holdings Inc.	58,200	515
	Proto Corp.	57,600	510
	Feed One Co. Ltd.	77,820	508
	m-up Holdings Inc.	76,700	507
	Dai Nippon Toryo Co. Ltd.	67,000	505
	Kenko Mayonnaise Co. Ltd.	35,300	505
	Link & Motivation Inc.	158,300	502
	Ichiyoshi Securities Co. Ltd.	96,700	501
	Shimojima Co. Ltd.	62,300	499
	Asahi Co. Ltd.	55,000	499
	Moriroku Holdings Co. Ltd.	29,100	499
	Yondoshi Holdings Inc.	41,300	497
	NEC Capital Solutions Ltd.	20,400	496
[2]	Pharma Foods International Co. Ltd.	93,016	495
[2]	Gamecard-Joyco Holdings Inc.	34,200	495
	Shimizu Bank Ltd.	49,800	494
	Tokyo Energy & Systems Inc.	57,500	491
	Yukiguni Maitake Co. Ltd.	78,200	491
	LEC Inc.	69,648	488
		Shares	Market Value• ($000)
	ValueCommerce Co. Ltd.	71,200	487
	GMO Financial Holdings Inc.	100,800	482
	SRA Holdings	19,100	478
	Tomoku Co. Ltd.	29,100	477
	Optorun Co. Ltd.	38,700	475
	GLOBERIDE Inc.	37,200	473
	Osaka Steel Co. Ltd.	31,000	471
	Aichi Corp.	69,900	470
[2]	Takatori Corp.	18,390	470
	Zenrin Co. Ltd.	82,950	469
	Daido Metal Co. Ltd.	119,200	468
	Sanshin Electronics Co. Ltd.	33,400	465
*	Optim Corp.	82,338	465
*	Demae-Can Co. Ltd.	268,800	464
	Shindengen Electric Manufacturing Co. Ltd.	24,600	461
	DKS Co. Ltd.	22,000	456
	Fujiya Co. Ltd.	28,900	455
*	PIA Corp.	23,100	455
	Intage Holdings Inc.	48,800	453
	JSP Corp.	30,700	453
	Solasto Corp.	143,100	451
	Futaba Corp.	153,132	450
	Yamashin-Filter Corp.	165,800	450
	Bank of Saga Ltd.	32,100	446
	Takaoka Toko Co. Ltd.	31,900	446
*	Pacific Metals Co. Ltd.	53,608	443
	Fuji Pharma Co. Ltd.	43,800	441
*,2	Sourcenext Corp.	385,400	439
	Tayca Corp.	46,232	437
	Nitto Kohki Co. Ltd.	28,100	434
*,2	Remixpoint Inc.	441,602	433
	Advan Group Co. Ltd.	60,400	429
	Kyodo Printing Co. Ltd.	20,600	429
	Sankyo Tateyama Inc.	83,600	429
	Toa Corp. (XTKS)	58,900	429
	Okuwa Co. Ltd.	71,500	428
	Kyosan Electric Manufacturing Co. Ltd.	129,100	419
	Nichiban Co. Ltd.	34,300	415
	Okura Industrial Co. Ltd.	20,700	411
	Nippon Coke & Engineering Co. Ltd.	494,700	406
	Koatsu Gas Kogyo Co. Ltd.	73,900	405
	Taki Chemical Co. Ltd.	16,200	403
	JDC Corp.	121,600	398
	Studio Alice Co. Ltd.	29,800	387
	Maezawa Kyuso Industries Co. Ltd.	47,000	382
	S-Pool Inc.	197,860	381
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	377
	World Holdings Co. Ltd.	25,200	377
	Tv Tokyo Holdings Corp.	20,100	377
	Marvelous Inc.	88,000	376
[2]	Midac Holdings Co. Ltd.	41,310	372
		Shares	Market Value• ($000)
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	370
	Hisaka Works Ltd.	54,100	369
	Central Security Patrols Co. Ltd.	21,595	367
	Melco Holdings Inc.	16,600	361
	Nihon Tokushu Toryo Co. Ltd.	40,500	359
	Airtrip Corp.	40,018	359
	Nippon Rietec Co. Ltd.	43,100	359
	Chiyoda Co. Ltd.	64,200	358
	Maxvalu Tokai Co. Ltd.	18,200	357
	Nakayama Steel Works Ltd.	61,200	355
*,2	Japan Display Inc.	2,647,900	351
*	WATAMI Co. Ltd.	59,400	348
	Starts Proceed Investment Corp.	264	346
	Nihon Chouzai Co. Ltd.	34,900	341
	Kintetsu Department Store Co. Ltd.	24,500	340
	MTI Ltd.	70,000	334
	Pole To Win Holdings Inc.	105,500	332
	CTS Co. Ltd.	69,742	327
	Kojima Co. Ltd.	63,300	327
	Ministop Co. Ltd.	33,100	324
	Hokkan Holdings Ltd.	28,200	323
	GMO GlobalSign Holdings KK	18,778	320
	BrainPad Inc.	41,157	315
	Arakawa Chemical Industries Ltd.	44,600	310
	Taisei Lamick Co. Ltd.	17,100	309
	Tess Holdings Co. Ltd.	112,700	309
	Furukawa Battery Co. Ltd.	46,455	308
*,2	TerraSky Co. Ltd.	22,910	308
	Media Do Co. Ltd.	35,721	307
	Rokko Butter Co. Ltd.	33,000	306
	Inui Global Logistics Co. Ltd.	43,808	306
[2]	Kitanotatsujin Corp.	263,000	300
	Chuo Spring Co. Ltd.	43,600	297
	WDB Holdings Co. Ltd.	20,712	297
	SBI ARUHI Corp.	55,126	297
	ST Corp.	30,300	295
	Ebase Co. Ltd.	68,800	294
*	KNT-CT Holdings Co. Ltd.	35,800	287
	FAN Communications Inc.	111,900	287
	IR Japan Holdings Ltd.	37,900	287
	Pronexus Inc.	39,035	284
	Corona Corp.	46,600	284
	Sekisui Kasei Co. Ltd.	90,300	284
	Nippon Sharyo Ltd.	18,500	283
	Digital Holdings Inc.	40,945	283
	Fukui Computer Holdings Inc.	17,900	279
	Fuso Pharmaceutical Industries Ltd.	19,700	279
	Inaba Seisakusho Co. Ltd.	24,400	278

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Aeon Fantasy Co. Ltd.	19,800	278
	Akatsuki Inc.	19,000	277
	Oro Co. Ltd.	16,667	275
*,2	Snow Peak Inc.	35,000	275
	Amuse Inc.	26,700	272
	MedPeer Inc.	62,800	272
	Nihon Trim Co. Ltd.	11,900	269
	Iseki & Co. Ltd.	40,887	267
	Artnature Inc.	54,800	264
	Tsutsumi Jewelry Co. Ltd.	18,200	258
	I-PEX Inc.	22,900	257
	Yushin Precision Equipment Co. Ltd.	55,200	244
	Central Sports Co. Ltd.	15,675	243
	Fibergate Inc.	33,349	236
	Kamakura Shinsho Ltd.	69,600	235
	Nisso Holdings Co. Ltd.	44,600	234
*,2	Jamco Corp.	33,800	233
	Medical Data Vision Co. Ltd.	61,800	227
	LIFULL Co. Ltd.	215,900	226
	Gecoss Corp.	34,200	224
	Taiho Kogyo Co. Ltd.	37,900	213
*	Net Protections Holdings Inc.	153,100	213
	Takamiya Co. Ltd.	62,800	212
*	Kourakuen Holdings Corp.	26,400	210
	Ohara Inc.	24,388	205
*	FDK Corp.	41,914	201
	Daisyo Corp.	25,700	199
*	Gunosy Inc.	42,000	198
*,2	Open Door Inc.	43,200	196
	Marudai Food Co. Ltd.	18,818	194
	Kanamic Network Co. Ltd.	56,600	185
*	Gurunavi Inc.	93,300	181
	Tosho Co. Ltd.	41,800	180
	Hito Communications Holdings Inc.	26,766	170
*,2	CHIMNEY Co. Ltd.	20,000	163
*	Atrae Inc.	56,816	157
	Tokyo Individualized Educational Institute Inc.	55,312	144
	Wowow Inc.	20,400	142
*	RPA Holdings Inc.	86,600	137
	Japan Medical Dynamic Marketing Inc.	32,118	137
	Ubicom Holdings Inc.	18,700	137
	Direct Marketing MiX Inc.	69,900	114
	Robot home Inc.	94,100	92
*	Right On Co. Ltd.	24,900	61
			1,327,686
Kuwait (0.3%)
	National Industries Group Holding SAK	6,252,348	4,344
	Humansoft Holding Co. KSC	296,512	2,792
*	Kuwait Projects Co. Holding KSCP	6,655,524	2,738
		Shares	Market Value• ($000)
	Boubyan Petrochemicals Co. KSCP	1,197,057	2,666
	Boursa Kuwait Securities Co. KPSC	404,603	2,626
*	Warba Bank KSCP	3,846,878	2,352
	Salhia Real Estate Co. KSCP	1,562,415	2,213
	Kuwait Telecommunications Co.	1,221,066	2,172
	Kuwait International Bank KSCP	2,553,312	1,331
	Jazeera Airways Co. KSCP	288,957	1,091
	Integrated Holding Co. KCSC	652,260	1,066
*	National Real Estate Co. KPSC	3,093,665	1,008
*	Alimtiaz Investment Group KSC	3,634,723	558
	Al Ahli Bank of Kuwait KSCP	143,989	112
			27,069
Malaysia (0.8%)
	Inari Amertron Bhd.	10,881,100	7,016
	TIME dotCom Bhd.	3,925,900	4,243
	Yinson Holdings Bhd.	7,414,240	3,804
	My EG Services Bhd.	18,786,400	3,672
	KPJ Healthcare Bhd.	8,286,000	3,499
	United Plantations Bhd.	652,500	3,447
	Frontken Corp. Bhd.	4,003,950	3,295
	Bursa Malaysia Bhd.	2,042,754	3,189
	HAP Seng Consolidated Bhd.	3,269,500	3,034
*	Chin Hin Group Bhd.	2,203,100	2,716
	Scientex Bhd.	2,552,600	2,245
	Kossan Rubber Industries Bhd.	4,840,600	2,231
	SP Setia Bhd. Group	7,312,400	2,227
	IOI Properties Group Bhd.	4,801,500	2,168
	VS Industry Bhd.	10,453,350	1,991
	CTOS Digital Bhd.	6,646,400	1,961
	Axis REIT	4,789,600	1,926
*	Bumi Armada Bhd.	14,204,800	1,744
	Malaysian Pacific Industries Bhd.	275,300	1,740
	D&O Green Technologies Bhd.	2,467,000	1,710
	Pentamaster Corp. Bhd.	1,901,050	1,695
	BerMaz Auto Bhd.	3,120,240	1,509
*	Malaysia Building Society Bhd.	8,688,000	1,434
	Hibiscus Petroleum Bhd.	2,516,680	1,425
	Bank Islam Malaysia Bhd	2,623,850	1,405
*	Greatech Technology Bhd.	1,450,400	1,364
	UEM Sunrise Bhd.	5,461,600	1,217
	Padini Holdings Bhd.	1,330,200	996
	Malaysian Resources Corp. Bhd.	7,061,538	988
	Supermax Corp. Bhd.	5,263,400	936
	DRB-Hicom Bhd.	3,156,427	924
	Velesto Energy Bhd.	16,078,580	906
*	Dagang NeXchange Bhd.	10,514,200	867
	Sports Toto Bhd.	2,873,686	848
		Shares	Market Value• ($000)
*	UWC Bhd.	1,315,500	846
*	Berjaya Corp. Bhd.	13,496,728	819
	Cahya Mata Sarawak Bhd.	3,377,900	777
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	683
	British American Tobacco Malaysia Bhd.	325,200	569
*,1	Lotte Chemical Titan Holding Bhd.	1,843,705	425
*	PMB Technology Bhd.	749,945	422
	WCT Holdings Bhd.	2,548,151	280
	Astro Malaysia Holdings Bhd.	2,825,100	180
			79,373
Mexico (0.3%)
	TF Administradora Industrial S de RL de CV	2,613,513	6,426
	Gentera SAB de CV	3,261,125	5,229
[1]	FIBRA Macquarie Mexico	2,592,413	4,664
	La Comer SAB de CV	1,477,107	3,164
	Bolsa Mexicana de Valores SAB de CV	1,439,866	2,705
	Genomma Lab Internacional SAB de CV Class B	2,534,680	2,472
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,998,598	2,466
*,1	Grupo Traxion SAB de CV	1,304,549	2,194
*,1	Nemak SAB de CV	8,214,187	1,419
	Grupo Rotoplas SAB de CV	653,648	1,108
			31,847
Netherlands (1.0%)
	Arcadis NV	246,921	15,250
*,1	Just Eat Takeaway.com NV	657,052	9,598
[2]	Fugro NV	377,077	9,146
	SBM Offshore NV	540,062	7,979
*,2	TKH Group NV	136,748	5,890
	Van Lanschot Kempen NV	131,842	4,670
*,2	Galapagos NV	161,389	4,565
	Corbion NV	196,949	4,277
	APERAM SA	144,596	4,204
	Koninklijke BAM Groep NV	927,903	3,783
*,1,2	Basic-Fit NV	170,079	3,723
	Eurocommercial Properties NV	153,171	3,484
*,1,2	Alfen NV	72,556	3,127
	AMG Critical Materials NV	99,023	2,324
	Sligro Food Group NV	138,541	2,101
	Flow Traders Ltd.	94,198	1,939
[2]	PostNL NV	1,292,399	1,739
[2]	Wereldhave NV	122,214	1,697
	Vastned Retail NV	60,005	1,340
*	TomTom NV	206,395	1,230
	NSI NV	59,135	1,121
	Brunel International NV	86,518	936
[1]	B&S Group Sarl	49,285	265
			94,388

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
New Zealand (0.3%)
	Goodman Property Trust	3,737,649	5,013
	Summerset Group Holdings Ltd.	741,815	4,841
	Genesis Energy Ltd.	2,016,780	2,763
	Precinct Properties Group	4,000,838	2,754
	Freightways Group Ltd.	526,239	2,602
	Vital Healthcare Property Trust	1,727,530	2,220
	Vector Ltd.	923,349	2,028
	Stride Property Group	2,066,989	1,521
	Argosy Property Ltd.	2,244,473	1,484
	Oceania Healthcare Ltd.	2,699,865	955
	Scales Corp. Ltd.	419,772	840
	SKY Network Television Ltd.	488,172	837
*	Synlait Milk Ltd.	349,230	98
			27,956
Norway (1.7%)
	Storebrand ASA	1,404,968	13,487
*	Subsea 7 SA	800,964	12,886
	Frontline plc	481,630	11,412
	Bakkafrost P/F	172,806	10,495
	SpareBank 1 SR-Bank ASA	618,083	7,484
*	Nordic Semiconductor ASA	638,281	6,978
	Hafnia Ltd.	818,740	6,173
	Borregaard ASA	332,526	5,696
	SpareBank 1 SMN	431,292	5,668
	Golden Ocean Group Ltd.	392,905	5,521
	TGS ASA	437,033	4,930
	Protector Forsikring ASA	212,899	4,304
[1]	BW LPG Ltd.	293,989	4,245
	Leroy Seafood Group ASA	953,297	4,202
	Veidekke ASA	376,525	3,937
*	Borr Drilling Ltd.	736,707	3,895
	Wallenius Wilhelmsen ASA	377,509	3,802
	Hoegh Autoliners ASA	352,014	3,695
	Atea ASA	277,635	3,545
	Aker Solutions ASA	892,503	3,364
	Stolt-Nielsen Ltd.	78,614	3,348
*,1	Europris ASA	514,469	3,238
*,1	Scatec ASA	405,282	2,958
*	Cadeler A/S	612,352	2,907
	FLEX LNG Ltd.	109,861	2,885
	DNO ASA	2,894,130	2,679
*,2	NEL ASA	5,699,878	2,634
	Austevoll Seafood ASA	317,218	2,533
*,1	Entra ASA	255,960	2,356
*,1,2	Crayon Group Holding ASA	277,613	2,043
	MPC Container Ships ASA	1,229,354	1,976
[1]	Elkem ASA	1,054,610	1,843
	Wilh Wilhelmsen Holding ASA Class A	50,827	1,773
	Bonheur ASA	62,019	1,408
	Grieg Seafood ASA	204,778	1,329
		Shares	Market Value• ($000)
*	Aker Carbon Capture ASA	1,264,269	792
	BW Offshore Ltd.	289,919	728
*	BW Energy Ltd.	246,382	645
*	Hexagon Composites ASA	415,500	629
			164,423
Pakistan (0.1%)
	Lucky Cement Ltd.	804,326	2,415
	Hub Power Co. Ltd.	4,765,529	2,267
	Engro Corp. Ltd.	1,203,707	1,597
	Fauji Fertilizer Co. Ltd.	2,746,215	1,438
	Engro Fertilizers Ltd.	2,089,103	1,184
	Habib Bank Ltd.	2,242,766	938
	Pakistan State Oil Co. Ltd.	1,297,746	830
	Pakistan Oilfields Ltd.	508,586	815
	Millat Tractors Ltd.	371,473	799
	United Bank Ltd.	906,860	632
*	TRG Pakistan	1,958,910	450
	Systems Ltd.	305,021	424
	Pakistan Petroleum Ltd.	1,018,416	421
			14,210
Philippines (0.1%)
	Century Pacific Food Inc.	4,237,700	2,780
	Robinson's Land Corp.	7,295,297	1,966
	AREIT Inc.	2,887,700	1,734
	Wilcon Depot Inc.	4,242,400	1,225
	D&L Industries Inc.	7,925,400	858
	First Gen Corp.	1,848,087	614
*	Cebu Air Inc.	519,080	257
			9,434
Poland (0.8%)
	Alior Bank SA	309,976	7,897
*	mBank SA	43,677	7,335
	Budimex SA	42,142	7,129
	KRUK SA	59,266	6,737
	Grupa Kety SA	31,835	6,597
[2]	CD Projekt SA	221,065	6,431
*	Bank Millennium SA	2,060,065	4,690
*	PGE Polska Grupa Energetyczna SA	3,029,947	4,516
[2]	Orange Polska SA	2,191,394	4,236
*,2	CCC SA	158,376	3,671
	Benefit Systems SA	5,291	3,589
	Asseco Poland SA	178,684	3,512
	Bank Handlowy w Warszawie SA	121,020	3,335
*	Tauron Polska Energia SA	3,466,261	2,488
*	Enea SA	967,413	2,018
*	AmRest Holdings SE	271,374	1,758
*,2	Cyfrowy Polsat SA	566,972	1,397
*,2	Jastrzebska Spolka Weglowa SA	180,563	1,359
*,2	Grupa Azoty SA	184,529	997
	Warsaw Stock Exchange	75,126	832
			80,524
Portugal (0.3%)
*	Banco Comercial Portugues SA Class R	25,599,338	8,938
	Navigator Co. SA	885,475	3,911
		Shares	Market Value• ($000)
	REN - Redes Energeticas Nacionais SGPS SA	1,397,034	3,373
	Sonae SGPS SA	2,951,242	2,955
	NOS SGPS SA	705,440	2,437
*	Greenvolt-Energias Renovaveis SA	241,704	2,139
	CTT-Correios de Portugal SA	344,613	1,619
[2]	Altri SGPS SA	267,201	1,472
	Corticeira Amorim SGPS SA	124,358	1,270
	Mota-Engil SGPS SA	253,105	1,095
	Semapa-Sociedade de Investimento e Gestao	49,025	832
			30,041
Qatar (0.1%)
	Doha Bank QPSC	8,562,548	3,515
	Gulf International Services QSC	3,093,667	2,347
	United Development Co. QSC	6,133,391	1,850
	Al Meera Consumer Goods Co. QSC	379,062	1,367
			9,079
Romania (0.0%)
*	Teraplast SA	3,866,662	467
Russia (0.0%)
*,1,3	Detsky Mir PJSC	2,390,633	—
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	IDGC of Centre and Volga Region PJSC	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
*	Al Rajhi Co. for Co-operative Insurance	167,480	5,890
*	Saudi Ground Services Co.	318,148	4,626
*,2	National Agriculture Development Co.	489,455	4,566
	Al Hammadi Holding	282,529	4,178
	National Medical Care Co.	79,254	3,883
*	Middle East Healthcare Co.	138,188	3,343
	Saudi Chemical Co. Holding	1,416,613	3,035
	National Gas & Industrialization Co.	126,909	2,871
*	Saudi Real Estate Co.	457,934	2,751
	United International Transportation Co.	123,566	2,750
	Al-Dawaa Medical Services Co.	97,491	2,483

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Al Masane Al Kobra Mining Co.	154,618	2,453
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	205,491	2,040
	Arriyadh Development Co.	323,773	2,016
	Arabian Cement Co.	191,721	1,565
	Yanbu Cement Co.	199,551	1,555
	Eastern Province Cement Co.	163,137	1,452
*	Saudi Ceramic Co.	147,491	1,386
	Bawan Co.	106,912	1,348
	City Cement Co.	213,276	1,179
*	Saudi Public Transport Co.	208,080	1,121
	Northern Region Cement Co.	371,829	970
*	Najran Cement Co.	357,901	949
*	Zamil Industrial Investment Co.	117,943	641
*	Sinad Holding Co	173,573	615
*	Methanol Chemicals Co.	123,062	554
	Herfy Food Services Co.	64,929	552
*	Fawaz Abdulaziz Al Hokair & Co.	132,547	406
			61,178
Singapore (0.6%)
	Frasers Centrepoint Trust	3,640,208	5,766
	Keppel Infrastructure Trust	12,981,168	4,503
	ESR-LOGOS REIT	20,578,784	4,369
	Golden Agri-Resources Ltd.	19,374,650	3,897
	Parkway Life REIT	1,208,581	3,172
	iFAST Corp. Ltd.	532,000	2,863
	PARAGON REIT	4,173,200	2,583
	Sheng Siong Group Ltd.	2,224,100	2,521
	Lendlease Global Commercial REIT	6,056,119	2,409
	Raffles Medical Group Ltd.	3,243,384	2,375
[2]	Capitaland India Trust	3,225,610	2,357
	Cromwell European REIT	1,229,240	1,952
	CDL Hospitality Trusts	2,724,142	1,939
	Starhill Global REIT	5,394,608	1,875
	CapitaLand China Trust	3,844,499	1,868
	Far East Hospitality Trust	4,115,400	1,852
	AIMS APAC REIT	1,964,658	1,812
	First Resources Ltd.	1,753,629	1,807
	UMS Holdings Ltd.	1,697,700	1,667
	AEM Holdings Ltd.	931,600	1,594
	OUE Commercial REIT	7,810,309	1,539
	Digital Core REIT Management Pte. Ltd.	2,506,600	1,526
	Riverstone Holdings Ltd.	1,877,000	1,076
	First REIT	3,903,172	701
	Bumitama Agri Ltd.	938,600	480
	Silverlake Axis Ltd.	2,343,207	446
*	Manulife US REIT	6,221,088	444
		Shares	Market Value• ($000)
	Keppel Pacific Oak US REIT	3,170,000	431
[2]	Nanofilm Technologies International Ltd.	866,000	409
*,2	COSCO Shipping International Singapore Co. Ltd.	3,208,700	324
	Prime US REIT	2,564,615	284
*,2,3	Ezra Holdings Ltd.	4,500,399	36
*,3	Eagle Hospitality Trust	2,004,300	—
			60,877
South Africa (0.8%)
	Sappi Ltd.	1,861,068	5,000
	Redefine Properties Ltd.	23,235,297	4,860
	AVI Ltd.	1,033,211	4,756
	Truworths International Ltd.	1,172,632	4,688
[2]	Momentum Metropolitan Holdings	3,885,091	4,229
	Fortress Real Estate Investments Ltd. Class B	4,336,643	3,391
*	SPAR Group Ltd.	654,231	3,371
[2]	Thungela Resources Ltd.	480,036	3,367
	Vukile Property Fund Ltd.	3,776,109	3,025
[2]	Resilient REIT Ltd.	1,121,138	2,627
	Netcare Ltd.	4,329,501	2,622
	Barloworld Ltd.	527,747	2,425
	Life Healthcare Group Holdings Ltd.	4,154,306	2,370
[1]	Dis-chem Pharmacies Ltd.	1,316,928	2,292
	Hyprop Investments Ltd.	1,440,462	2,212
	Motus Holdings Ltd.	460,405	2,039
	Omnia Holdings Ltd.	664,859	1,887
	Ninety One Ltd.	908,964	1,880
	Reunert Ltd.	520,082	1,825
	AECI Ltd.	331,089	1,649
	Equites Property Fund Ltd.	2,447,906	1,599
*	MAS plc	1,698,489	1,501
*	Telkom SA SOC Ltd.	1,130,256	1,426
	Super Group Ltd.	950,788	1,408
	Sun International Ltd.	720,101	1,406
	Pick n Pay Stores Ltd.	1,302,128	1,393
	DataTec Ltd.	703,518	1,360
	Coronation Fund Managers Ltd.	828,739	1,342
[2]	Attacq Ltd.	2,449,091	1,310
	DRDGOLD Ltd.	1,578,551	1,252
*	KAP Ltd.	8,874,357	1,211
*	Astral Foods Ltd.	144,318	1,135
	Curro Holdings Ltd.	1,881,911	1,074
	JSE Ltd.	187,200	854
*,2	We Buy Cars Pty. Ltd.	729,612	775
	Burstone Group Ltd.	2,118,501	772
*,2	Transaction Capital Ltd.	2,232,735	322
			80,655
		Shares	Market Value• ($000)
South Korea (4.1%)
	HD Hyundai Electric Co Ltd.	75,024	13,235
	Hyundai Rotem Co. Ltd.	237,494	6,367
	LS Electric Co. Ltd.	50,174	6,332
	LEENO Industrial Inc.	29,715	5,294
*	Enchem Co. Ltd.	24,215	4,954
	JB Financial Group Co. Ltd.	505,074	4,846
	Hyosung Heavy Industries Corp.	21,637	4,828
	IsuPetasys Co. Ltd.	162,941	4,571
	Eo Technics Co. Ltd.	26,459	4,492
	KIWOOM Securities Co. Ltd.	45,947	4,363
	LIG Nex1 Co. Ltd.	37,149	4,301
*,2	LegoChem Biosciences Inc.	86,414	4,229
	JYP Entertainment Corp.	86,078	4,117
	Hansol Chemical Co. Ltd.	29,066	4,032
*	HLB Life Science Co. Ltd.	297,260	3,677
*	Sam Chun Dang Pharm Co. Ltd.	46,011	3,463
*	Rainbow Robotics	26,701	3,372
*	Hanall Biopharma Co. Ltd.	129,157	3,346
*	WONIK IPS Co. Ltd.	122,817	3,271
	DB HiTek Co. Ltd.	109,865	3,247
[2]	Soulbrain Co. Ltd.	14,812	3,198
*,3	ISU Specialty Chemical	12,908	3,167
	Dongjin Semichem Co. Ltd.	102,298	3,163
	HPSP Co. Ltd.	112,003	3,136
*	Hugel Inc.	19,671	3,007
	Hanwha Systems Co. Ltd.	211,649	2,991
*	Lunit Inc.	73,426	2,953
	Shinsung Delta Tech Co. Ltd.	49,830	2,923
[2]	Jusung Engineering Co. Ltd.	116,083	2,875
	Hyosung TNC Corp.	10,849	2,875
	Poongsan Corp.	60,324	2,819
	CS Wind Corp.	72,107	2,702
	Cosmax Inc.	26,656	2,689
	Youngone Corp.	95,162	2,633
*	Oscotec Inc.	115,408	2,539
	Douzone Bizon Co. Ltd.	59,075	2,535
*	SOLUM Co. Ltd.	132,689	2,500
	Koh Young Technology Inc.	209,457	2,442
*	Kumho Tire Co. Inc.	479,517	2,428
	Classys Inc.	88,362	2,405
	Advanced Nano Products Co. Ltd.	28,694	2,398
	Hana Micron Inc.	121,126	2,348
*,2	Daejoo Electronic Materials Co. Ltd.	34,539	2,316
	Samyang Foods Co. Ltd.	10,860	2,311
	Korean Reinsurance Co.	387,413	2,290
	TCC Steel	60,611	2,289
[2]	Hyundai Elevator Co. Ltd.	78,394	2,285
	Hyosung Advanced Materials Corp.	8,574	2,262

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Doosan Co. Ltd.	20,148	2,201
*	Lake Materials Co. Ltd.	134,262	2,198
	AfreecaTV Co. Ltd.	26,484	2,144
*	Cosmochemical Co. Ltd.	92,227	2,109
	Dentium Co. Ltd.	22,577	2,106
	ST Pharm Co. Ltd.	31,192	2,101
	KEPCO Engineering & Construction Co. Inc.	43,547	2,053
	Sebang Global Battery Co. Ltd.	27,616	2,029
*	W Scope Chungju Plant Co. Ltd.	76,521	2,013
	SM Entertainment Co. Ltd.	34,282	1,952
*	Chabiotech Co. Ltd.	158,579	1,952
	LX Semicon Co. Ltd.	36,967	1,946
	HDC Hyundai Development Co-Engineering & Construction Class E	152,578	1,935
*	Taihan Electric Wire Co. Ltd.	194,331	1,923
	PharmaResearch Co. Ltd.	20,846	1,909
	Daeduck Electronics Co. Ltd.	114,790	1,905
*	Hyundai Bioscience Co. Ltd.	130,668	1,903
	Ecopro HN Co. Ltd.	38,673	1,900
*	HLB Therapeutics Co. Ltd.	233,885	1,895
	Eugene Technology Co. Ltd.	49,569	1,886
*	People & Technology Inc.	65,696	1,884
	ISC Co. Ltd.	35,387	1,853
	Kolon Industries Inc.	62,124	1,788
	Medytox Inc.	18,376	1,780
	Kolmar Korea Co. Ltd.	48,997	1,769
*	Bioneer Corp.	77,098	1,682
	Hana Tour Service Inc.	36,894	1,650
	Sam-A Aluminum Co. Ltd.	29,153	1,631
	Hyundai Construction Equipment Co. Ltd.	41,332	1,625
	Park Systems Corp.	15,174	1,614
	S&S Tech Corp.	53,520	1,609
[2]	LX International Corp.	79,735	1,604
	Chong Kun Dang Pharmaceutical Corp.	21,366	1,604
*	Synopex Inc.	254,418	1,596
	Daishin Securities Co. Ltd.	137,084	1,553
*	ABLBio Inc.	83,122	1,553
*	Mezzion Pharma Co. Ltd.	56,106	1,521
	ESR Kendall Square REIT Co. Ltd.	454,039	1,508
	SK REITs Co. Ltd.	503,919	1,508
*	Creative & Innovative System	181,523	1,490
	Innocean Worldwide Inc.	90,088	1,478
	SIMMTECH Co. Ltd.	67,439	1,471
		Shares	Market Value• ($000)
*	Doosan Fuel Cell Co. Ltd.	101,568	1,452
*	Jeisys Medical Inc.	205,571	1,425
	Daewoong Pharmaceutical Co. Ltd.	17,595	1,419
	HK inno N Corp.	49,641	1,387
	Tokai Carbon Korea Co. Ltd.	15,657	1,373
	HAESUNG DS Co. Ltd.	38,190	1,366
*	Fadu Inc.	96,495	1,311
*	Foosung Co. Ltd.	229,227	1,276
	Daou Technology Inc.	88,954	1,265
	Intellian Technologies Inc.	27,655	1,265
	Doosan Tesna Inc.	36,200	1,262
	Korea Electric Terminal Co. Ltd.	27,199	1,261
	SL Corp.	51,920	1,252
	YG Entertainment Inc.	41,012	1,249
*,2	Duk San Neolux Co. Ltd.	43,529	1,199
	JR Global REIT	407,952	1,188
	Shinhan Alpha REIT Co. Ltd.	258,953	1,185
	JW Pharmaceutical Corp.	52,652	1,169
	Daesang Corp.	73,504	1,163
[2]	DoubleUGames Co. Ltd.	36,809	1,162
	Innox Advanced Materials Co. Ltd.	50,248	1,161
	NEXTIN Inc.	24,557	1,156
	SK Discovery Co. Ltd.	34,981	1,147
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	1,146
*	Peptron Inc.	55,057	1,143
	OCI Co. Ltd.	16,831	1,139
	Youngone Holdings Co. Ltd.	18,138	1,115
*,2	Naturecell Co. Ltd.	168,797	1,096
*	SFA Semicon Co. Ltd.	272,456	1,091
[2]	MegaStudyEdu Co. Ltd.	24,884	1,086
	Green Cross Holdings Corp.	93,682	1,084
	Hankook & Co. Co. Ltd.	92,671	1,083
	Hyosung Corp.	24,826	1,078
[2]	Youlchon Chemical Co. Ltd.	44,708	1,077
	BH Co. Ltd.	86,203	1,077
*	Seojin System Co. Ltd.	60,276	1,068
[2]	Myoung Shin Industrial Co. Ltd.	101,273	1,066
*	KMW Co. Ltd.	96,176	1,060
	Hanssem Co. Ltd.	25,852	1,050
	Han Kuk Carbon Co. Ltd.	126,510	1,036
	SK Gas Ltd.	8,613	1,027
	LOTTE REIT Co. Ltd.	447,337	1,026
*	GemVax & Kael Co. Ltd.	120,278	1,023
[2]	TKG Huchems Co. Ltd.	71,158	1,015
*	Eubiologics Co. Ltd.	104,276	1,010
		Shares	Market Value• ($000)
	Samyang Holdings Corp.	19,731	993
	Daewoong Co. Ltd.	72,559	986
[2]	Posco M-Tech Co. Ltd.	67,340	986
	Korea Petrochemical Ind Co. Ltd.	10,018	982
	Ahnlab Inc.	21,444	981
*	CJ CGV Co. Ltd.	235,515	975
*	Sungeel Hitech Co. Ltd.	16,897	972
	NHN Corp.	56,921	971
	Sungwoo Hitech Co. Ltd.	143,240	969
	Seoul Semiconductor Co. Ltd.	137,019	966
	Hanwha General Insurance Co. Ltd.	265,710	966
	i-SENS Inc.	67,791	957
*,2	Dawonsys Co. Ltd.	98,475	955
	Dongkuk Steel Mill Co. Ltd.	110,934	942
*	Hanwha Investment & Securities Co. Ltd.	383,737	933
*	Amicogen Inc.	168,028	927
*	Binex Co. Ltd.	91,844	924
	Advanced Process Systems Corp.	36,568	916
	DongKook Pharmaceutical Co. Ltd.	76,557	909
	KCC Glass Corp.	31,390	909
	GC Cell Corp.	32,805	908
	Hancom Inc.	52,426	899
*	SK oceanplant Co. Ltd.	95,273	899
	NICE Information Service Co. Ltd.	117,057	894
*	Asiana Airlines Inc.	112,078	887
	Unid Co. Ltd.	12,652	876
	Com2uSCorp	30,324	870
	Taekwang Industrial Co. Ltd.	1,790	864
[2]	TES Co. Ltd.	49,761	860
*	Shinsung E&G Co. Ltd.	556,229	860
	IS Dongseo Co. Ltd.	44,219	855
*	Lotte Tour Development Co. Ltd.	116,739	837
	SNT Motiv Co. Ltd.	24,925	832
	Mcnex Co. Ltd.	45,135	830
[2]	Lotte Wellfood Co. Ltd.	8,523	825
*	Jeju Air Co. Ltd.	102,236	825
	Caregen Co. Ltd.	52,284	823
	InBody Co. Ltd.	37,423	803
	KC Tech Co. Ltd.	30,441	798
*	NEPES Corp.	62,567	795
	Dong-A ST Co. Ltd.	16,170	787
	Lotte Rental Co. Ltd.	39,938	784
	SFA Engineering Corp.	41,545	771
	INTOPS Co. Ltd.	39,967	767
[2]	Partron Co. Ltd.	132,560	766
	Nexen Tire Corp.	113,929	765
	Dong-A Socio Holdings Co. Ltd.	9,560	762
*	STCUBE	157,652	744
	Soulbrain Holdings Co. Ltd.	18,004	741

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	LX Holdings Corp.	146,463	738
*	Genexine Inc.	136,227	736
*	PI Advanced Materials Co. Ltd.	48,541	733
	ENF Technology Co. Ltd.	36,512	732
	Orion Holdings Corp.	68,741	731
*,2	Nexon Games Co. Ltd.	75,429	729
*	BNC Korea Co. Ltd.	156,549	726
*	Studio Dragon Corp.	23,631	725
*	Chunbo Co. Ltd.	12,955	720
*	Ananti Inc.	154,821	710
	Hanjin Transportation Co. Ltd.	47,140	708
[2]	Handsome Co. Ltd.	49,758	705
	LX Hausys Ltd.	22,513	700
	HDC Holdings Co. Ltd.	109,686	695
	Hansae Co. Ltd.	44,490	693
*	HLB Global Co. Ltd.	142,176	687
	Boryung	84,761	681
*	Il Dong Pharmaceutical Co. Ltd.	60,878	680
*	DIO Corp.	45,942	679
	Solid Inc.	163,090	679
*	Vaxcell-Bio Therapeutics Co. Ltd.	56,520	668
	Webzen Inc.	55,962	658
	Neowiz	42,069	657
	KISWIRE Ltd.	35,254	654
*	Enplus Co. Ltd.	251,220	652
*	Sambu Engineering & Construction Co. Ltd.	565,614	646
	NICE Holdings Co. Ltd.	72,461	643
[2]	KH Vatec Co. Ltd.	57,667	640
	Harim Holdings Co. Ltd.	134,546	639
	Korea United Pharm Inc.	35,648	633
	Namyang Dairy Products Co. Ltd.	1,683	628
	UniTest Inc.	60,678	627
*	Bukwang Pharmaceutical Co. Ltd.	134,499	617
	Songwon Industrial Co. Ltd.	59,532	617
	LF Corp.	55,138	614
*	AbClon Inc.	50,930	606
	L&C Bio Co. Ltd.	41,257	602
	Hyundai Home Shopping Network Corp.	15,161	598
[2]	Yunsung F&C Co. Ltd.	11,722	594
*	CMG Pharmaceutical Co. Ltd.	383,090	583
*	Humasis Co. Ltd.	437,516	583
	Samyang Corp.	15,975	582
	Huons Co. Ltd.	23,322	579
	Binggrae Co. Ltd.	11,206	577
	Modetour Network Inc.	47,716	577
	Eugene Investment & Securities Co. Ltd.	182,976	574
	Hanil Cement Co. Ltd.	59,370	561
		Shares	Market Value• ($000)
	NHN KCP Corp.	66,883	561
*,2	Wysiwyg Studios Co. Ltd.	363,100	558
	RFHIC Corp.	49,396	556
	GOLFZON Co. Ltd.	9,827	553
	Grand Korea Leisure Co. Ltd.	53,891	552
	KISCO Corp.	64,243	551
	Seah Besteel Holdings Corp.	34,167	546
	Korea Asset In Trust Co. Ltd.	245,456	546
	Shinsegae International Inc.	42,245	545
	Hankook Shell Oil Co. Ltd.	2,786	544
[2]	Young Poong Corp.	1,847	543
	SK Securities Co. Ltd.	1,250,275	542
*	Cafe24 Corp.	49,524	538
*	Korea Line Corp.	415,145	536
	E1 Corp.	10,695	531
	Vieworks Co. Ltd.	26,371	523
*	Daea TI Co. Ltd.	234,869	522
*	Danal Co. Ltd.	181,502	509
[2]	Seobu T&D	91,176	500
	TK Corp.	55,768	499
	KC Co. Ltd.	31,238	494
*	GeneOne Life Science Inc.	277,462	492
	Sung Kwang Bend Co. Ltd.	58,703	484
*	Yungjin Pharmaceutical Co. Ltd.	316,309	483
	HL Holdings Corp.	19,666	482
	Hyundai Green Food	54,847	482
	Humedix Co. Ltd.	19,600	476
	iMarketKorea Inc.	76,787	468
	Dongwon F&B Co. Ltd.	16,470	462
*	Namsun Aluminum Co. Ltd.	331,369	458
	Yuanta Securities Korea Co. Ltd.	224,706	450
*	CrystalGenomics Invites Co. Ltd.	207,711	450
	Tongyang Inc.	667,833	445
	Ilyang Pharmaceutical Co. Ltd.	44,081	441
*	Com2uS Holdings Corp.	20,496	441
*	MedPacto Inc.	62,714	436
	Hansol Technics Co. Ltd.	102,248	412
[2]	Zinus Inc.	45,231	411
[2]	iNtRON Biotechnology Inc.	81,483	408
*	Helixmith Co. Ltd.	128,167	407
	Aekyung Industrial Co. Ltd.	27,149	406
	Samwha Capacitor Co. Ltd.	11,223	403
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	401
	Samchully Co. Ltd.	5,942	395
*	Hyosung Chemical Corp.	9,076	395
*	Komipharm International Co. Ltd.	128,568	386
		Shares	Market Value• ($000)
	Hansol Paper Co. Ltd.	49,400	385
*	OliX Pharmaceuticals Inc.	33,958	383
*,3	Cellivery Therapeutics Inc.	78,877	381
*	Insun ENT Co. Ltd.	80,007	377
*,2	Samsung Pharmaceutical Co. Ltd.	300,372	372
	Chongkundang Holdings Corp.	8,288	368
	HS Industries Co. Ltd.	121,990	361
	Daol Investment & Securities Co. Ltd.	154,806	355
	Tongyang Life Insurance Co. Ltd.	92,674	355
*	KUMHOE&C Co. Ltd.	113,346	347
	Toptec Co. Ltd.	58,529	346
*,3	NKMax Co. Ltd.	232,882	340
*	Hanwha Galleria Corp.	336,965	339
	Namhae Chemical Corp.	64,980	336
	Hyundai GF Holdings	92,427	323
	Dongkuk CM Co. Ltd.	65,265	323
*	ITM Semiconductor Co. Ltd.	22,410	317
	Hyundai Corp.	25,414	314
*,2	Sangsangin Co. Ltd.	129,559	308
	Dongwon Industries Co. Ltd.	11,161	304
*	Pharmicell Co. Ltd.	71,011	301
*	Ace Technologies Corp.	203,891	301
*	Interflex Co. Ltd.	28,626	300
	Cuckoo Homesys Co. Ltd.	17,976	300
*	Enzychem Lifesciences Corp.	210,541	299
[2]	Nature Holdings Co. Ltd.	28,943	296
	Able C&C Co. Ltd.	57,510	295
*	Inscobee Inc.	330,780	292
*	Medipost Co. Ltd.	57,060	292
	SPC Samlip Co. Ltd.	6,908	291
	Huons Global Co. Ltd.	18,780	290
	Jeil Pharmaceutical Co. Ltd.	23,196	278
	Kolon Corp.	23,081	273
*	Wonik Holdings Co. Ltd.	104,194	267
	Daeduck Co. Ltd.	56,872	259
	Daehan Flour Mill Co. Ltd.	2,609	259
	Maeil Dairies Co. Ltd.	8,362	246
*,2	Woongjin Thinkbig Co. Ltd.	152,463	236
	CJ Freshway Corp.	13,655	225
*	HJ Shipbuilding & Construction Co. Ltd.	97,218	221
*	Dongsung Pharmaceutical Co. Ltd.	52,134	195
	Eusu Holdings Co. Ltd.	46,877	191
	LOTTE Himart Co. Ltd.	26,231	182

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	177
	Hansol Holdings Co. Ltd.	68,020	138
	OptoElectronics Solutions Co. Ltd.	11,962	109
	Gradiant Corp.	8,462	99
*	Homecast Co. Ltd.	43,175	90
*	Giantstep Inc.	13,119	86
	Hyundai Bioland Co. Ltd.	10,710	70
	Kwang Dong Pharmaceutical Co. Ltd.	12,176	60
*	Telcon RF Pharmaceutical Inc.	82,265	46
	DB Financial Investment Co. Ltd.	13,986	43
	Cuckoo Holdings Co. Ltd.	1,214	17
			409,359
Spain (1.1%)
	Fluidra SA	461,879	9,777
	Viscofan SA	130,634	8,306
	Indra Sistemas SA	415,175	7,937
	Vidrala SA (XMAD)	74,882	7,874
	Acerinox SA	626,857	6,753
[1]	Unicaja Banco SA	4,997,441	6,528
	Laboratorios Farmaceuticos Rovi SA	72,550	6,511
	Inmobiliaria Colonial Socimi SA	1,091,856	6,386
	Applus Services SA	469,444	6,347
	Cia de Distribucion Integral Logista Holdings SA	215,063	5,850
	CIE Automotive SA	147,938	3,910
	Sacyr SA	1,097,175	3,815
	Faes Farma SA	981,329	3,561
	Construcciones y Auxiliar de Ferrocarriles SA	84,330	2,887
*	Solaria Energia y Medio Ambiente SA	272,729	2,775
*	Melia Hotels International SA	356,773	2,774
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,475,381	2,675
	Almirall SA	245,120	2,237
[1]	Gestamp Automocion SA	574,942	1,723
	Ence Energia y Celulosa SA	482,881	1,720
*	Lar Espana Real Estate Socimi SA	231,016	1,678
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,661
*,2	Tecnicas Reunidas SA	160,030	1,588
[1]	Global Dominion Access SA	404,732	1,513
	Pharma Mar SA	37,475	1,212
[1]	Neinor Homes SA	100,592	1,128
	Prosegur Cia de Seguridad SA	447,181	793
		Shares	Market Value• ($000)
*	Distribuidora Internacional de Alimentacion SA	56,097,194	768
[1]	Prosegur Cash SA	1,197,502	664
*,2	NH Hotel Group SA	80,391	352
			111,703
Sweden (3.8%)
	AddTech AB Class B	756,457	15,727
	AAK AB	602,438	15,496
	Nordnet AB publ	583,738	10,378
	Sectra AB Class B	510,324	10,041
	Fortnox AB	1,686,047	9,824
	Lagercrantz Group AB Class B	656,062	9,627
	Hexpol AB	850,401	9,622
[1]	Thule Group AB	332,482	9,386
	Avanza Bank Holding AB	429,583	9,206
[1]	Munters Group AB	445,655	8,885
	Mycronic AB	242,004	8,423
	Elekta AB Class B	1,174,736	8,365
*	Kinnevik AB Class B	773,854	8,054
[1]	Dometic Group AB	1,094,916	7,824
*,2	Embracer Group AB	3,007,209	7,509
	Wihlborgs Fastigheter AB	895,554	7,501
	Hemnet Group AB	272,178	7,074
	Fabege AB	839,745	6,423
	Loomis AB	243,248	6,217
	Billerud Aktiebolag	720,564	5,976
*	Electrolux AB Class B	684,028	5,948
	Bure Equity AB	186,073	5,826
	Vitec Software Group AB Class B	114,039	5,455
	AFRY AB	339,984	5,341
	Nyfosa AB	602,321	5,211
	Electrolux Professional AB Class B	773,307	4,993
	Catena AB	114,032	4,991
	Wallenstam AB Class B	1,125,513	4,975
*,1	Sinch AB	2,097,445	4,742
*	Camurus AB	104,293	4,677
	Lindab International AB	231,017	4,641
[1]	Bravida Holding AB	683,859	4,624
	Pandox AB	294,861	4,560
	Granges AB	384,854	4,544
	Hufvudstaden AB Class A	374,603	4,351
	Betsson AB Class B	386,676	4,274
	AddNode Group AB	396,579	4,084
	Peab AB Class B	653,898	3,986
	Alleima AB	635,349	3,949
[2]	NCAB Group AB	571,990	3,719
	JM AB	210,240	3,560
	HMS Networks AB	95,979	3,557
	NCC AB Class B	281,268	3,421
	AddLife AB Class B	362,654	3,336
	Vitrolife AB	218,807	3,268
	Arjo AB Class B	750,013	3,148
*	Beijer Alma AB	160,146	3,031
	Bilia AB Class A	239,719	3,011
*	Sdiptech AB Class B	115,370	2,940
	Nolato AB Class B	598,867	2,939
	Bufab AB	96,189	2,926
	Mips AB	85,986	2,887
	Biotage AB	188,949	2,851
		Shares	Market Value• ($000)
*	Modern Times Group MTG AB Class B	321,383	2,753
	Instalco AB	767,484	2,702
*,2	Better Collective A/S	100,253	2,686
	Troax Group AB	130,929	2,634
	Atrium Ljungberg AB Class B	147,133	2,601
	Ratos AB Class B	748,470	2,598
	Storskogen Group AB Class B	4,739,306	2,539
*,1,2	Scandic Hotels Group AB	471,825	2,474
	Medicover AB Class B	157,641	2,470
*,1	Boozt AB	205,295	2,340
	NP3 Fastigheter AB	108,563	2,274
	INVISIO AB	102,265	2,237
	SkiStar AB	159,723	2,213
	Cibus Nordic Real Estate AB publ	166,235	2,165
	Dios Fastigheter AB	259,672	1,984
*,1,2	BioArctic AB	107,984	1,900
[2]	Hexatronic Group AB	618,872	1,887
*,2	OX2 AB	514,322	1,855
[2]	Truecaller AB Class B	581,316	1,847
	Corem Property Group AB Class B	2,370,582	1,761
*	Fagerhult Group AB	269,618	1,730
	Systemair AB	247,338	1,676
	Clas Ohlson AB Class B	134,171	1,619
	Platzer Fastigheter Holding AB Class B	197,599	1,597
	MEKO AB	148,016	1,509
*	Stillfront Group AB	1,520,656	1,445
[1]	Attendo AB	377,915	1,425
	Cloetta AB Class B	780,193	1,162
	Investment AB Oresund	109,365	1,080
*	Norion Bank AB	282,650	1,044
[2]	Samhallsbyggnadsbolaget i Norden AB	2,891,796	1,037
[1]	Resurs Holding AB	560,084	843
	Volati AB	76,267	711
[2]	Intrum AB	295,412	691
	Samhallsbyggnadsbolaget i Norden AB Class D	1,193,307	623
	NCC AB Class A	4,913	60
*,3	Ow Bunker A/S	24,023	—
			381,496
Switzerland (2.6%)
	Siegfried Holding AG (Registered)	13,689	13,081
[1]	Galenica AG	168,694	12,908
	Accelleron Industries AG	323,946	12,595
	Inficon Holding AG (Registered)	6,655	9,253
	Bucher Industries AG (Registered)	22,576	8,675
[2]	Allreal Holding AG (Registered)	51,010	8,238
	Swissquote Group Holding SA (Registered)	29,731	8,042
[2]	Comet Holding AG (Registered)	25,438	8,027
[2]	Cembra Money Bank AG	99,166	7,581
	Softwareone Holding AG	420,522	7,151

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	SFS Group AG	60,228	7,144
[2]	Sulzer AG (Registered)	58,767	7,118
	Mobimo Holding AG (Registered)	24,678	6,908
	Burckhardt Compression Holding AG	10,733	6,836
	Valiant Holding AG (Registered)	52,852	6,170
*	Aryzta AG	3,144,323	5,953
[2]	Interroll Holding AG (Registered)	1,797	5,783
	Landis & Gyr Group AG	74,823	5,536
[2]	Vontobel Holding AG (Registered)	97,498	5,473
	Stadler Rail AG	183,597	5,447
	VZ Holding AG	46,940	5,413
	dormakaba Holding AG	9,988	5,316
	Kardex Holding AG (Registered)	19,967	5,283
	Daetwyler Holding AG	25,108	5,198
	St. Galler Kantonalbank AG (Registered)	9,672	4,977
	Huber and Suhner AG (Registered)	57,128	4,545
	Ypsomed Holding AG (Registered)	11,262	4,014
*	ams-OSRAM AG	3,069,915	3,687
	EFG International AG	307,420	3,575
	Forbo Holding AG (Registered)	2,913	3,365
	SKAN Group AG	36,862	3,293
	Intershop Holding AG	21,880	2,932
	COSMO Pharmaceuticals NV	34,274	2,691
[2]	OC Oerlikon Corp. AG (Registered)	619,063	2,678
[2]	Komax Holding AG (Registered)	15,365	2,643
	LEM Holding SA (Registered)	1,518	2,585
*,2	DocMorris AG	28,643	2,526
	ALSO Holding AG (Registered)	9,962	2,454
[1]	Medacta Group SA	19,240	2,325
*,1	Sensirion Holding AG	33,217	2,181
*,2	Arbonia AG	161,137	2,123
	Bell Food Group AG (Registered)	7,287	2,113
	Autoneum Holding AG	13,055	2,085
	Implenia AG (Registered)	54,234	1,983
	u-blox Holding AG	21,405	1,980
[2]	Bossard Holding AG (Registered) Class A	8,487	1,930
[2]	Bystronic AG	4,149	1,845
*,1	PolyPeptide Group AG	54,287	1,791
*	Basilea Pharmaceutica AG (Registered)	36,796	1,579
*,1	Montana Aerospace AG	80,505	1,556
	Rieter Holding AG (Registered)	10,698	1,496
[1]	Medmix AG	89,429	1,467
		Shares	Market Value• ($000)
	Zehnder Group AG	24,873	1,450
	PIERER Mobility AG	32,084	1,268
*,1	Medartis Holding AG	14,473	1,260
	Schweiter Technologies AG	2,603	1,168
	Vetropack Holding AG (Registered)	33,508	1,132
*	Meyer Burger Technology AG	85,580,068	1,062
[2]	Leonteq AG	40,294	1,057
*,2	Idorsia Ltd.	479,318	946
	VP Bank AG Class A	7,857	784
	APG SGA SA	3,279	741
	Investis Holding SA	6,256	671
			263,087
Taiwan (8.6%)
	Phison Electronics Corp.	548,962	11,718
	King Yuan Electronics Co. Ltd.	3,777,963	10,993
	Lotes Co. Ltd.	247,706	10,851
	Chroma ATE Inc.	1,334,040	10,835
	Fortune Electric Co. Ltd.	395,785	10,195
	International Games System Co. Ltd. Class C	330,426	10,105
	Tripod Technology Corp.	1,679,327	10,074
	Jentech Precision Industrial Co. Ltd.	324,156	9,644
[2]	Radiant Opto-Electronics Corp.	1,462,147	8,915
*	Compeq Manufacturing Co. Ltd.	3,649,471	8,598
[2]	Shihlin Electric & Engineering Corp.	956,000	8,538
	WT Microelectronics Co. Ltd.	1,846,553	8,430
	Makalot Industrial Co. Ltd.	703,795	8,427
	Lien Hwa Industrial Holdings Corp.	4,077,608	8,306
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,444,625	8,094
[2]	King Slide Works Co. Ltd.	216,675	8,060
[2]	Simplo Technology Co. Ltd.	576,631	7,700
	Highwealth Construction Corp.	4,982,617	6,774
	TA Chen Stainless Pipe	5,938,686	6,688
	Faraday Technology Corp.	746,470	6,639
	Taichung Commercial Bank Co. Ltd.	12,020,117	6,526
*	Gold Circuit Electronics Ltd.	1,051,652	6,282
	United Integrated Services Co. Ltd.	515,200	6,216
	Merida Industry Co. Ltd.	825,055	5,928
	Sinbon Electronics Co. Ltd.	677,066	5,832
	Tong Yang Industry Co. Ltd.	1,582,919	5,762
	King's Town Bank Co. Ltd.	3,312,193	5,704
		Shares	Market Value• ($000)
	Wistron NeWeb Corp.	1,239,066	5,686
	AURAS Technology Co. Ltd.	234,000	5,657
[2]	Qisda Corp.	4,472,000	5,651
[2]	Macronix International Co. Ltd.	6,371,386	5,378
	Goldsun Building Materials Co. Ltd. Class C	3,602,402	5,308
*	IBF Financial Holdings Co. Ltd.	11,504,398	5,136
[2]	AP Memory Technology Corp.	431,154	4,982
	Chipbond Technology Corp.	2,106,852	4,902
[2]	Via Technologies Inc.	1,252,000	4,873
	Sanyang Motor Co. Ltd.	1,869,037	4,814
	Tung Ho Steel Enterprise Corp.	2,092,350	4,700
	Taiwan Union Technology Corp.	819,000	4,594
	Elan Microelectronics Corp.	907,545	4,568
	Run Long Construction Co. Ltd.	1,264,000	4,414
	YFY Inc.	4,621,000	4,395
[2]	Mitac Holdings Corp.	3,181,617	4,392
[2]	Lotus Pharmaceutical Co. Ltd.	442,000	4,370
	Poya International Co. Ltd.	280,512	4,298
*	Nan Kang Rubber Tire Co. Ltd.	2,363,107	4,262
	Taiwan Hon Chuan Enterprise Co. Ltd.	873,401	4,256
*,2	China Petrochemical Development Corp.	12,300,620	4,242
[2]	Bora Pharmaceuticals Co. Ltd.	178,123	4,175
	Supreme Electronics Co. Ltd.	1,548,008	4,171
	Topco Scientific Co. Ltd.	540,643	4,132
	Great Wall Enterprise Co. Ltd.	2,348,686	4,119
	Coretronic Corp.	1,304,000	4,105
[2]	Getac Holdings Corp.	1,265,000	4,056
	Yulon Finance Corp.	892,483	4,043
	L&K Engineering Co. Ltd.	489,475	4,038
	Century Iron & Steel Industrial Co. Ltd.	590,000	4,028
	Huaku Development Co. Ltd.	782,499	3,985
	Silicon Integrated Systems Corp.	2,092,508	3,929
	MPI Corp.	283,000	3,798
[2]	Kaori Heat Treatment Co. Ltd.	287,210	3,779
	Ardentec Corp.	1,686,851	3,767
	Ta Ya Electric Wire & Cable	2,131,521	3,714
[2]	Jinan Acetate Chemical Co. Ltd.	148,320	3,703
	Taiwan Surface Mounting Technology Corp.	1,007,530	3,681
	Bizlink Holding Inc.	522,144	3,678

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Wisdom Marine Lines Co. Ltd.	1,755,241	3,668
	Fusheng Precision Co. Ltd.	426,000	3,655
	Nan Pao Resins Chemical Co. Ltd.	335,000	3,640
	Far Eastern Department Stores Ltd.	3,497,043	3,639
	Ruentex Industries Ltd.	1,973,349	3,639
*	Chicony Power Technology Co. Ltd.	664,000	3,528
[2]	Orient Semiconductor Electronics Ltd.	1,745,197	3,383
	EVERGREEN Steel Corp.	734,000	3,339
	Sigurd Microelectronics Corp.	1,456,822	3,294
	CTCI Corp.	2,076,667	3,292
	Kinik Co.	422,000	3,279
[2]	Sercomm Corp.	862,000	3,261
	Feng Hsin Steel Co. Ltd.	1,471,000	3,176
	TXC Corp.	907,877	3,115
	Primax Electronics Ltd.	1,050,000	3,112
	Charoen Pokphand Enterprise	948,400	3,087
	Sitronix Technology Corp.	356,282	3,043
	Cheng Loong Corp.	3,387,920	3,034
	Visual Photonics Epitaxy Co. Ltd.	642,455	3,028
	President Securities Corp.	3,513,526	2,975
	Raydium Semiconductor Corp.	226,000	2,946
	Arcadyan Technology Corp.	549,737	2,898
	Tong Hsing Electronic Industries Ltd.	642,968	2,894
	Fitipower Integrated Technology Inc.	380,246	2,854
	ADATA Technology Co. Ltd.	930,219	2,829
	Allis Electric Co. Ltd.	630,000	2,810
	Depo Auto Parts Ind Co. Ltd.	463,313	2,795
	ChipMOS Technologies Inc.	1,991,494	2,788
	Cathay Real Estate Development Co. Ltd.	2,372,000	2,786
[2]	Gloria Material Technology Corp.	1,642,023	2,725
[2]	M31 Technology Corp.	74,740	2,720
	Shinkong Synthetic Fibers Corp.	5,120,416	2,688
	Shinkong Insurance Co. Ltd.	904,000	2,674
	FLEXium Interconnect Inc.	953,140	2,669
	VisEra Technologies Co. Ltd.	319,000	2,649
	Chong Hong Construction Co. Ltd.	664,493	2,612
		Shares	Market Value• ($000)
	BES Engineering Corp.	4,730,468	2,562
	Pegavision Corp.	158,514	2,537
	Shin Zu Shing Co. Ltd.	475,224	2,523
[2]	Gudeng Precision Industrial Co. Ltd.	193,399	2,489
	Ennoconn Corp.	248,432	2,484
	Tainan Spinning Co. Ltd.	4,104,674	2,483
	Merry Electronics Co. Ltd.	671,307	2,482
	Kenda Rubber Industrial Co. Ltd.	2,421,324	2,470
	Sunonwealth Electric Machine Industry Co. Ltd.	714,000	2,439
[2]	AcBel Polytech Inc.	2,004,325	2,437
	Everlight Electronics Co. Ltd.	1,254,725	2,424
*,2	HannStar Display Corp.	7,627,810	2,413
	Farglory Land Development Co. Ltd.	1,065,854	2,398
[2]	Elite Semiconductor Microelectronics Technology Inc.	873,000	2,364
	Taiwan Cogeneration Corp.	1,614,152	2,355
[2]	Pan Jit International Inc.	1,349,000	2,333
	Allied Supreme Corp.	179,000	2,330
*	Polaris Group	1,108,000	2,313
	Hotai Finance Co. Ltd.	626,700	2,296
	Kinsus Interconnect Technology Corp.	786,282	2,290
[2]	Microbio Co. Ltd.	1,776,707	2,275
[2]	Episil Technologies Inc.	1,059,101	2,266
[2]	Nuvoton Technology Corp.	563,000	2,226
	RDC Semiconductor Co. Ltd.	213,850	2,216
*	Advanced Wireless Semiconductor Co.	523,192	2,202
	ITEQ Corp.	656,870	2,190
[2]	Chung Hung Steel Corp.	3,054,000	2,171
	ITE Technology Inc.	426,418	2,167
	Ambassador Hotel	1,020,000	2,163
	Foxsemicon Integrated Technology Inc.	231,400	2,135
	Yieh Phui Enterprise Co. Ltd.	4,483,755	2,116
[2]	Wafer Works Corp.	1,739,363	2,101
	O-Bank Co. Ltd.	6,858,000	2,097
	Center Laboratories Inc.	1,539,661	2,052
	Innodisk Corp.	228,021	2,049
	Kinpo Electronics	4,563,196	2,044
	Taiwan Sakura Corp.	740,000	2,041
	Solar Applied Materials Technology Corp.	1,492,691	2,029
	Continental Holdings Corp.	1,732,000	2,020
	Standard Foods Corp.	1,709,708	2,013
	Test Research Inc.	620,371	2,011
	Wah Lee Industrial Corp.	520,500	2,004
		Shares	Market Value• ($000)
	Cheng Uei Precision Industry Co. Ltd.	1,406,000	2,002
	Global Mixed Mode Technology Inc.	224,199	1,975
	Acter Group Corp. Ltd.	307,962	1,967
	Grape King Bio Ltd.	407,000	1,954
	Pixart Imaging Inc.	398,920	1,925
	Kindom Development Co. Ltd.	1,109,900	1,917
	Systex Corp.	498,000	1,904
*,2	TaiMed Biologics Inc.	725,122	1,899
	Kuo Toong International Co. Ltd.	729,662	1,867
[2]	Taiwan Semiconductor Co. Ltd.	838,000	1,864
	Cleanaway Co. Ltd.	311,000	1,846
*	EirGenix Inc.	734,855	1,838
	Shiny Chemical Industrial Co. Ltd.	343,250	1,826
	TSRC Corp.	2,459,046	1,817
[2]	Egis Technology Inc.	241,000	1,814
*	Phihong Technology Co. Ltd.	1,110,520	1,814
[2]	Wowprime Corp.	251,223	1,809
	Dynamic Holding Co. Ltd.	867,004	1,805
	Chang Wah Electromaterials Inc.	1,290,000	1,768
	SDI Corp.	549,000	1,768
	Sakura Development Co. Ltd.	755,000	1,751
	Chenbro Micom Co. Ltd.	201,000	1,749
	United Renewable Energy Co. Ltd.	4,717,129	1,748
*	Mercuries Life Insurance Co. Ltd.	9,940,405	1,747
	Taiwan Paiho Ltd.	893,183	1,743
	Evergreen International Storage & Transport Corp.	1,670,502	1,724
[2]	Machvision Inc.	120,157	1,717
	Global Brands Manufacture Ltd.	764,361	1,707
	Hannstar Board Corp.	997,438	1,706
	WinWay Technology Co. Ltd.	66,459	1,689
	FocalTech Systems Co. Ltd.	651,258	1,678
[2]	Andes Technology Corp.	141,000	1,662
[2]	Great Tree Pharmacy Co. Ltd.	192,370	1,659
	TTY Biopharm Co. Ltd.	700,987	1,658
	Grand Pacific Petrochemical	3,924,843	1,624
	XinTec Inc.	455,000	1,621
	Chin-Poon Industrial Co. Ltd.	1,282,072	1,616
	Brighton-Best International Taiwan Inc.	1,509,000	1,613
	Taiwan-Asia Semiconductor Corp	1,359,406	1,612
	Sinon Corp.	1,293,000	1,610
	Sporton International Inc.	210,666	1,607

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	TCI Co. Ltd.	361,067	1,597
	International CSRC Investment Holdings Co.	2,899,997	1,596
	Asia Optical Co. Inc.	806,000	1,579
[2]	Unitech Printed Circuit Board Corp.	1,965,714	1,573
[2]	Soft-World International Corp.	351,520	1,573
[2]	China Metal Products	1,076,515	1,565
	Formosa International Hotels Corp.	215,841	1,558
*	RichWave Technology Corp.	277,569	1,548
[2]	Co-Tech Development Corp.	771,000	1,535
[2]	UPI Semiconductor Corp.	183,000	1,527
	Hsin Kuang Steel Co. Ltd.	846,569	1,521
	Holy Stone Enterprise Co. Ltd.	509,007	1,515
[2]	ASROCK Inc.	219,000	1,506
	Longchen Paper & Packaging Co. Ltd.	3,148,707	1,505
	UPC Technology Corp.	3,570,065	1,504
	Yankey Engineering Co. Ltd.	127,000	1,483
	ZillTek Technology Corp.	128,045	1,471
	USI Corp.	3,022,784	1,469
	Topkey Corp.	242,000	1,460
	Oriental Union Chemical Corp.	2,740,000	1,457
	Chang Wah Technology Co. Ltd.	1,161,000	1,442
[2]	Quanta Storage Inc.	525,000	1,434
	Universal Vision Biotechnology Co. Ltd.	181,255	1,420
[2]	TSEC Corp.	1,659,646	1,415
	Marketech International Corp.	292,000	1,410
	Fulgent Sun International Holding Co. Ltd.	381,270	1,409
	General Interface Solution Holding Ltd.	752,000	1,408
	TPK Holding Co. Ltd.	1,184,000	1,388
*	Taiwan TEA Corp.	2,014,293	1,388
	Jess-Link Products Co. Ltd.	315,100	1,383
	Nidec Chaun-Choung Technology Corp.	139,000	1,369
	Anpec Electronics Corp.	222,000	1,368
	Etron Technology Inc.	936,323	1,365
	Xxentria Technology Materials Corp.	600,353	1,345
	Taiwan Mask Corp.	652,540	1,343
	Synmosa Biopharma Corp.	1,128,815	1,335
*	CMC Magnetics Corp.	3,228,758	1,332
[2]	Channel Well Technology Co. Ltd.	577,708	1,332
	Thinking Electronic Industrial Co. Ltd.	275,000	1,327
		Shares	Market Value• ($000)
	Darfon Electronics Corp.	684,000	1,323
	Sunplus Technology Co. Ltd.	1,390,000	1,320
	Chief Telecom Inc.	117,600	1,308
	Hota Industrial Manufacturing Co. Ltd.	782,317	1,306
*	Medigen Vaccine Biologics Corp.	824,544	1,304
	YungShin Global Holding Corp.	860,697	1,290
[2]	LuxNet Corp.	348,000	1,279
	Advanced Ceramic X Corp.	190,000	1,278
[2]	Waffer Technology Corp.	442,848	1,275
	Actron Technology Corp.	222,895	1,269
	Nantex Industry Co. Ltd.	1,236,000	1,265
	CyberPower Systems Inc.	158,000	1,261
	Ton Yi Industrial Corp.	2,683,000	1,230
*	OBI Pharma Inc.	649,000	1,224
	Hu Lane Associate Inc.	255,500	1,215
	Swancor Holding Co. Ltd.	263,000	1,207
	Dynapack International Technology Corp.	402,299	1,199
	Greatek Electronics Inc.	636,000	1,188
	Sampo Corp.	1,329,048	1,184
	Namchow Holdings Co. Ltd.	631,000	1,178
	Flytech Technology Co. Ltd.	447,845	1,165
*	Adimmune Corp.	1,390,343	1,163
	Zyxel Group Corp.	918,250	1,161
	Hung Sheng Construction Ltd.	1,385,620	1,160
[2]	TaiDoc Technology Corp.	243,000	1,152
*	Kuo Yang Construction Co. Ltd.	1,323,000	1,151
	Evergreen Aviation Technologies Corp.	341,000	1,148
	Taiwan PCB Techvest Co. Ltd.	932,102	1,147
	T3EX Global Holdings Corp.	366,000	1,146
*	Foresee Pharmaceuticals Co. Ltd.	390,311	1,146
	Universal Cement Corp.	1,050,000	1,131
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,127
[2]	Huang Hsiang Construction Corp.	631,051	1,124
	Sinyi Realty Inc.	1,104,465	1,124
	Chlitina Holding Ltd.	192,750	1,111
	YC INOX Co. Ltd.	1,410,750	1,100
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	1,091
	Adlink Technology Inc.	546,127	1,085
	Dimerco Express Corp.	376,750	1,082
*	China Man-Made Fiber Corp.	4,592,384	1,078
		Shares	Market Value• ($000)
	Nichidenbo Corp.	580,000	1,077
[2]	D-Link Corp.	1,964,774	1,075
	Chung Hwa Pulp Corp.	1,509,135	1,068
	IEI Integration Corp.	439,716	1,063
	St. Shine Optical Co. Ltd.	184,419	1,060
*	Lung Yen Life Service Corp.	783,000	1,057
	Weltrend Semiconductor	553,753	1,041
	AmTRAN Technology Co. Ltd.	2,222,354	1,039
	KMC Kuei Meng International Inc.	229,000	1,023
[2]	Gemtek Technology Corp.	1,007,115	1,022
[2]	Cub Elecparts Inc.	297,606	1,019
	Pan-International Industrial Corp.	970,595	1,017
	ScinoPharm Taiwan Ltd.	1,148,891	1,010
	Everlight Chemical Industrial Corp.	1,617,649	1,005
	China Bills Finance Corp.	2,143,000	1,003
*	Mercuries & Associates Holding Ltd.	2,294,042	994
[2]	Holtek Semiconductor Inc.	531,279	977
	Hong Pu Real Estate Development Co. Ltd.	843,195	966
	LandMark Optoelectronics Corp.	231,600	966
	Wei Chuan Foods Corp.	1,659,835	965
*	Federal Corp.	1,591,505	962
	China General Plastics Corp.	1,712,717	960
	Gamania Digital Entertainment Co. Ltd.	407,000	958
	Johnson Health Tech Co. Ltd.	370,283	945
*	CSBC Corp. Taiwan	1,672,187	931
	Taiflex Scientific Co. Ltd.	588,594	928
*	Lealea Enterprise Co. Ltd.	3,166,642	927
[2]	Ichia Technologies Inc.	911,000	924
	Chunghwa Precision Test Tech Co. Ltd.	64,000	924
*	Shining Building Business Co. Ltd.	2,439,675	915
	Chia Hsin Cement Corp.	1,615,180	912
	Ho Tung Chemical Corp.	3,303,362	908
	Darwin Precisions Corp.	1,739,000	901
	Sensortek Technology Corp.	86,000	897
	China Steel Chemical Corp.	256,853	889
	Formosan Rubber Group Inc.	1,078,280	884
	Ability Enterprise Co. Ltd.	705,099	876
[2]	PharmaEngine Inc.	304,102	874
[2]	Altek Corp.	729,250	867

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sincere Navigation Corp.	1,078,970	860
[2]	Motech Industries Inc.	1,047,928	855
	Firich Enterprises Co. Ltd.	970,815	854
	FSP Technology Inc.	447,428	845
	Sunny Friend Environmental Technology Co. Ltd.	268,741	840
[2]	Elite Advanced Laser Corp.	433,607	838
	Apex International Co. Ltd.	656,000	833
	Career Technology MFG. Co. Ltd.	1,364,857	831
	Lingsen Precision Industries Ltd.	1,209,000	827
*	Rexon Industrial Corp. Ltd.	534,000	824
[2]	Genesys Logic Inc.	286,000	824
	Savior Lifetec Corp.	1,253,728	822
	TYC Brother Industrial Co. Ltd.	534,710	818
	Syncmold Enterprise Corp.	286,750	812
	Sonix Technology Co. Ltd.	520,000	811
	Speed Tech Corp.	421,000	809
	Advanced International Multitech Co. Ltd.	348,000	802
*	Elitegroup Computer Systems Co. Ltd.	853,647	801
	Amazing Microelectronic Corp.	260,085	801
	Taiwan Styrene Monomer	1,969,579	797
*	Rich Development Co. Ltd.	1,948,000	780
	Bioteque Corp.	207,000	771
	Asia Polymer Corp.	1,293,151	769
	CHC Healthcare Group	441,727	753
	Posiflex Technology Inc.	203,822	750
*	Gigastorage Corp.	1,158,742	743
	Iron Force Industrial Co. Ltd.	248,000	743
[2]	Alpha Networks Inc.	745,599	741
	Tung Thih Electronic Co. Ltd.	211,000	731
	Panion & BF Biotech Inc.	246,354	727
	WUS Printed Circuit Co. Ltd.	479,555	719
	KEE TAI Properties Co. Ltd.	1,468,740	718
	91APP Inc.	261,555	708
	Ultra Chip Inc.	273,000	700
	Zeng Hsing Industrial Co. Ltd.	224,536	682
	Kaimei Electronic Corp.	344,800	668
[2]	AGV Products Corp.	1,780,425	660
	Gourmet Master Co. Ltd.	231,789	646
*	Gigasolar Materials Corp.	131,922	640
	Infortrend Technology Inc.	954,885	624
		Shares	Market Value• ($000)
	Brogent Technologies Inc.	160,293	619
	Senao International Co. Ltd.	510,107	610
*	First Steamship Co. Ltd.	2,442,850	580
*	Radium Life Tech Co. Ltd.	1,584,564	578
	China Chemical & Pharmaceutical Co. Ltd.	852,000	574
	Rechi Precision Co. Ltd.	675,668	574
*	Globe Union Industrial Corp.	1,004,527	568
	China Electric Manufacturing Corp.	1,067,980	561
*	Tyntek Corp.	990,250	530
	Cyberlink Corp.	194,076	528
	Tong-Tai Machine & Tool Co. Ltd.	689,429	521
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	512
	TA-I Technology Co. Ltd.	346,500	497
[2]	VIA Labs Inc.	83,000	492
*	Ritek Corp.	2,064,048	483
*,2	CyberTAN Technology Inc.	655,571	432
*	Li Peng Enterprise Co. Ltd.	1,709,915	425
*	Medigen Biotechnology Corp.	355,680	422
*	HannsTouch Holdings Co.	1,703,329	421
	Taiyen Biotech Co. Ltd.	401,877	421
	Weikeng Industrial Co. Ltd.	379,000	397
*,2	Yeong Guan Energy Technology Group Co. Ltd.	263,776	387
	Basso Industry Corp.	295,000	377
	Bank of Kaohsiung Co. Ltd.	1,048,165	373
*,2	ALI Corp.	515,281	362
	Sheng Yu Steel Co. Ltd.	402,000	360
*,2	PChome Online Inc.	367,104	354
	Nan Liu Enterprise Co. Ltd.	150,000	325
	Dyaco International Inc.	339,638	320
	Fittech Co. Ltd.	190,647	308
*,2	Zinwell Corp.	469,099	288
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	283
*	Newmax Technology Co. Ltd.	265,000	241
*	Li Cheng Enterprise Co. Ltd.	426,892	229
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			859,775
		Shares	Market Value• ($000)
Thailand (1.0%)
	Tisco Financial Group PCL	1,803,050	4,726
	Bangchak Corp. PCL	3,472,700	3,912
	WHA Corp. PCL	23,875,692	3,208
[2]	Thanachart Capital PCL	2,293,795	3,031
	KCE Electronics PCL	2,551,500	2,674
	Thonburi Healthcare Group PCL	2,449,900	2,643
[2]	Kiatnakin Bank PCL	1,867,105	2,614
[2]	Ngern Tid Lor PCL	4,036,813	2,262
[2]	Siam Global House PCL	5,160,584	2,244
[2]	Hana Microelectronics PCL	2,062,646	2,135
	Sansiri PCL	45,372,500	2,073
	CH Karnchang PCL	3,233,300	1,974
[2]	Com7 PCL Class F	3,941,100	1,932
	3BB Internet Infrastructure Fund Class F	12,210,563	1,911
[2]	Central Plaza Hotel PCL	1,543,490	1,866
	Betagro PCL	2,864,500	1,843
	Supalai PCL	3,418,750	1,822
	Bangkok Chain Hospital PCL	3,204,448	1,737
	Amata Corp. PCL	2,537,997	1,547
	Sri Trang Agro-Industry PCL	3,262,123	1,536
	CK Power PCL	14,642,031	1,535
	AEON Thana Sinsap Thailand PCL	343,700	1,492
	Mega Lifesciences PCL	1,315,700	1,449
	Chularat Hospital PCL Class F	18,544,560	1,449
[2]	TOA Paint Thailand PCL	2,030,000	1,379
	I-TAIL Corp. PCL	2,298,200	1,371
	Bangkok Airways PCL	2,850,900	1,340
	AP Thailand PCL	4,603,656	1,336
	Quality Houses PCL	22,402,133	1,316
	Plan B Media PCL Class F	5,705,972	1,282
[2]	Sino-Thai Engineering & Construction PCL	4,444,215	1,279
	JMT Network Services PCL	2,309,423	1,276
	Thailand Future Fund	7,495,000	1,243
	TPI Polene PCL	33,209,900	1,228
	TTW PCL	5,052,400	1,225
[2]	Dhipaya Group Holdings PCL	1,458,100	1,196
[2]	Bangkok Commercial Asset Management PCL (XBKK)	4,374,200	1,167
[2]	Dohome PCL (XBKK)	4,018,540	1,164
	Gunkul Engineering PCL	16,551,183	1,148
[2]	Esso Thailand PCL	4,747,200	1,131
*,2	Jasmine Technology Solution PCL	801,500	1,087
*	Star Petroleum Refining PCL	4,930,000	1,057
[2]	Jasmine International PCL	12,159,688	1,046
	Tipco Asphalt PCL	2,394,300	1,032

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Major Cineplex Group PCL	2,516,944	1,006
[2]	Thoresen Thai Agencies PCL	5,739,841	973
[2]	Thai Vegetable Oil PCL	1,730,810	923
[2]	Banpu Power PCL	2,314,100	890
	Vibhavadi Medical Center PCL	14,649,379	885
[2]	TPI Polene Power PCL	9,361,700	839
	VGI PCL	18,141,761	832
[2]	Thaicom PCL	2,413,540	827
*,2	Jaymart Group Holdings PCL	2,154,600	805
[2]	Thaifoods Group PCL Class F	7,805,600	800
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	4,808,300	778
*	Beyond Securities PCL	9,112,900	766
[2]	Forth Corp. PCL	1,730,200	762
[2]	MBK PCL	1,647,176	752
	Ramkhamhaeng Hospital PCL Class F	891,258	751
*	Bangkok Land PCL	39,532,000	724
[2]	TQM Alpha PCL	1,058,500	714
[2]	GFPT PCL	2,027,500	705
[2]	Pruksa Holding PCL	2,202,900	688
	Taokaenoi Food & Marketing PCL Class F	2,339,100	652
[2]	Singer Thailand PCL	2,418,400	652
	AP Thailand PCL NVDR	2,127,300	618
[2]	Central Plaza Hotel PCL NVDR	489,800	592
	Sri Trang Gloves Thailand PCL	2,314,500	577
	MK Restaurants Group PCL	560,100	562
[2]	Ratchthani Leasing PCL	8,469,175	546
	Origin Property PCL Class F	2,758,650	527
	PTG Energy PCL	2,180,507	512
[2]	BEC World PCL	3,710,100	483
	SPCG PCL	1,561,900	476
	LPN Development PCL	5,027,811	471
	BCPG PCL	2,569,637	466
*	Super Energy Corp. PCL	44,967,100	376
[2]	Tisco Financial Group PCL NVDR	133,550	350
[2]	Precious Shipping PCL	1,234,000	260
	Precious Shipping pcl NVDR	1,095,000	231
*	Italian-Thai Development PCL	11,390,210	224
*,3	Thai Airways International PCL	3,045,000	209
*	Jasmine Technology Solution PCL (XBKK)	146,900	199
*	Pruksa Real Estate PCL	1,063,290	166
		Shares	Market Value• ($000)
	AEON Thana Sinsap Thailand PCL NVDR	23,200	101
	Workpoint Entertainment PCL	324,001	76
*,2	Italian-Thai Development PCL NVDR	2,448,500	48
			102,712
Turkey (0.2%)
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,295,514	1,679
*	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	491,163	1,391
	Bera Holding A/S	2,066,732	1,212
	Katilimevim Tasarruf Finansman A/S	204,126	1,053
*	Akfen Yenilenebilir Enerji A/S	1,141,862	845
	AKIS Gayrimenkul Yatirimi A/S	1,433,349	813
	Bursa Cimento Fabrikasi A/S	2,958,541	774
	Global Yatirim Holding A/S	1,824,386	763
*	Albaraka Turk Katilim Bankasi A/S	4,607,821	713
*	Aksigorta A/S	2,772,936	636
*	NET Holding A/S	660,268	631
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	407,367	598
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	436,359	579
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	543
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	528
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	335,008	525
*	Tukas Gida Sanayi ve Ticaret A/S	1,847,419	519
*	Sekerbank Turk A/S	3,301,128	494
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	453
	LDR Turizm AS	194,877	442
*	Izmir Demir Celik Sanayi A/S	1,954,728	442
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	931,511	437
*	Karel Elektronik Sanayi ve Ticaret A/S	783,468	364
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	5,671,742	357
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	347
*	Is Finansal Kiralama A/S	935,634	334
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	317
	Ebebek Magazacilik A/S	203,217	305
*	Kerevitas Gida Sanayi ve Ticaret A/S	651,906	303
		Shares	Market Value• ($000)
*	Imas Makina Sanayi AS	453,569	300
*	Erciyas Celik Boru Sanayi A/S	50,963	217
	Suwen Tekstil Sanayi Pazarlama AS	340,332	207
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	266,409	199
*	Tat Gida Sanayi A/S	220,062	182
	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	179
	SUN Tekstil Sanayi Ve Ticaret AS	314,905	171
*	Marti Otel Isletmeleri A/S	1,300,896	162
*	Kartonsan Karton Sanayi ve Ticaret A/S	23,624	102
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	10,823	11
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			20,127
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,017,960	3,532
	Sharjah Islamic Bank	4,781,776	2,908
	AL Yah Satellite Communications Co-PJSC-Yah Sat	3,432,594	2,241
*	Aramex PJSC	2,414,731	1,699
	RAK Properties PJSC	3,303,702	1,100
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	—
			11,773
United Kingdom (8.9%)
	Diploma plc	443,463	20,045
*	Vistry Group plc	1,167,762	17,347
	LondonMetric Property plc	6,424,915	15,683
	Spectris plc	349,109	14,440
	Games Workshop Group plc	112,421	13,895
	Investec plc	2,089,344	13,234
	Man Group plc	4,039,162	12,953
	Bellway plc	409,635	12,873
	Inchcape plc	1,280,013	12,758
	Tritax Big Box REIT plc	6,473,371	12,227
	Rotork plc	2,912,793	11,709
	Greggs plc	342,186	11,580
	IG Group Holdings plc	1,202,957	11,225
*	TUI AG	1,534,342	10,775
	ITV plc	11,966,656	10,499
*	Darktrace plc	1,391,569	10,388
	Direct Line Insurance Group plc	4,464,396	10,365
	Virgin Money UK plc	3,780,184	10,051
	Tate & Lyle plc	1,188,238	9,742
	Derwent London plc	378,835	9,707
	Cranswick plc	179,666	9,649
	Britvic plc	856,151	9,441
	Serco Group plc	3,772,934	8,605

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Balfour Beatty plc	1,866,704	8,465
	Big Yellow Group plc	627,227	8,438
	Softcat plc	430,821	8,433
	Drax Group plc	1,298,363	8,410
	easyJet plc	1,255,351	8,408
	Grafton Group plc GDR	696,453	8,192
	Bank of Georgia Group plc	119,622	8,010
	Grainger plc	2,502,999	7,985
	Shaftesbury Capital plc	4,719,867	7,901
	Harbour Energy plc	2,191,005	7,829
*	International Distributions Services plc	2,283,668	7,695
	Computacenter plc	234,576	7,521
*	Indivior plc	416,752	7,481
*,1	Network International Holdings plc	1,518,623	7,454
	TBC Bank Group plc	172,336	7,435
	QinetiQ Group plc	1,737,969	7,417
	Redrow plc	913,216	7,342
	Pennon Group plc	879,000	7,312
	4imprint Group plc	93,648	7,238
	Safestore Holdings plc	732,642	7,061
	Plus500 Ltd.	259,642	7,023
*	Playtech plc	1,059,772	7,001
	OSB Group plc	1,352,538	6,926
	Travis Perkins plc	732,810	6,859
	TP ICAP Group plc	2,618,054	6,777
*	Carnival plc	499,770	6,701
	Mitie Group plc	4,614,392	6,698
	SSP Group plc	2,699,433	6,605
*,1	Deliveroo plc	3,930,630	6,557
[1]	Quilter plc	4,753,549	6,502
	Hill & Smith plc	276,059	6,480
	Paragon Banking Group plc	724,806	6,464
	Energean plc	471,295	6,463
	Savills plc	466,778	6,309
	Hays plc	5,491,619	6,306
	Lancashire Holdings Ltd.	826,813	6,263
	Centamin plc	3,975,480	6,003
	Pagegroup plc	1,072,903	5,962
	Pets at Home Group plc	1,629,494	5,949
*	Ascential plc	1,520,884	5,913
	WH Smith plc	431,823	5,907
	IWG plc	2,507,863	5,790
*,1	Trainline plc	1,530,813	5,692
	Domino's Pizza Group plc	1,360,519	5,515
	Babcock International Group plc	868,180	5,494
	Coats Group plc	5,406,991	5,475
	Bodycote plc	630,433	5,423
	Renishaw plc	105,136	5,421
	Primary Health Properties plc	4,656,830	5,330
	Assura plc	10,223,693	5,234
	Oxford Instruments plc	186,065	5,222
[1]	JTC plc	487,754	5,213
	Genus plc	225,907	5,080
	Telecom Plus plc	234,123	5,077
	Sirius Real Estate Ltd.	3,969,972	4,829
		Shares	Market Value• ($000)
	Moneysupermarket.com Group plc	1,781,465	4,773
	Dunelm Group plc	376,860	4,748
	Premier Foods plc	2,333,259	4,688
	Spirent Communications plc	1,934,840	4,677
	Victrex plc	293,963	4,639
	Firstgroup plc	2,276,578	4,612
	Dowlais Group plc	4,515,216	4,589
	Just Group plc	3,498,729	4,499
	Chemring Group plc	958,746	4,481
	Hammerson plc	13,067,900	4,433
*	Frasers Group plc	428,657	4,362
	Genuit Group plc	799,815	4,323
*	John Wood Group plc	2,327,504	4,295
	Rathbones Group plc	208,872	4,253
	Vesuvius plc	706,460	4,218
	Morgan Sindall Group plc	148,391	4,184
	Clarkson plc	85,437	4,141
	AJ Bell plc	989,337	3,989
	Kainos Group plc	320,722	3,932
	Redde Northgate plc	816,809	3,906
	Breedon Group plc	860,215	3,865
	Supermarket Income REIT plc	4,243,771	3,833
	Morgan Advanced Materials plc	966,590	3,778
	IntegraFin Holdings plc	1,009,631	3,760
	Ashmore Group plc	1,533,522	3,696
	Great Portland Estates plc	744,633	3,627
	Volution Group plc	639,442	3,447
	Elementis plc	1,959,836	3,446
	Keller Group plc	243,840	3,346
*,1	Watches of Switzerland Group plc	795,753	3,338
	Future plc	388,067	3,204
*	Helios Towers plc	2,587,766	3,160
	Senior plc	1,497,454	3,046
	Hilton Food Group plc	264,839	3,016
	Workspace Group plc	480,598	2,971
[1]	Spire Healthcare Group plc	964,421	2,964
	Close Brothers Group plc	519,919	2,955
	Rhi Magnesita NV	64,311	2,893
	Bytes Technology Group plc (XLON)	466,686	2,839
	C&C Group plc	1,342,070	2,751
*	Mitchells & Butlers plc	890,307	2,681
*,1	Trustpilot Group plc	1,121,500	2,648
*	Greencore Group plc	1,616,900	2,645
*	Currys plc	3,409,963	2,631
*	J D Wetherspoon plc	291,336	2,630
*,2	THG plc	3,291,609	2,595
	Marshalls plc	770,761	2,577
[1]	Petershill Partners plc	997,166	2,558
*	Oxford Nanopore Technologies plc	2,049,782	2,518
[1]	Ibstock plc	1,325,004	2,444
[1]	Bridgepoint Group plc	855,320	2,421
*,2	PureTech Health plc	877,234	2,363
	Essentra plc	1,024,823	2,252
	Ninety One plc	1,062,268	2,209
		Shares	Market Value• ($000)
	Diversified Energy Co. plc	157,351	2,191
	UK Commercial Property REIT Ltd.	2,536,215	2,129
*	Hochschild Mining plc	1,068,564	2,063
	AG Barr plc	277,586	1,976
	IP Group plc	3,298,654	1,974
[1]	TI Fluid Systems plc	1,122,649	1,932
*	Molten Ventures plc	550,523	1,916
	Crest Nicholson Holdings plc	828,751	1,913
	Dr. Martens plc	1,994,237	1,892
	Liontrust Asset Management plc	221,790	1,866
*	Moonpig Group plc	956,164	1,861
*,2	Tullow Oil plc	4,077,331	1,842
*,1	Aston Martin Lagonda Global Holdings plc	987,547	1,823
*	Auction Technology Group plc	293,197	1,814
	Balanced Commercial Property Trust Ltd.	1,821,427	1,773
	NCC Group plc	1,006,030	1,701
	Wickes Group plc	883,328	1,596
	Picton Property Income Ltd.	1,898,294	1,564
*	Alphawave IP Group plc	930,732	1,480
*	AO World plc	1,111,479	1,459
	Bytes Technology Group plc	236,220	1,448
	Jupiter Fund Management plc	1,487,797	1,434
	Halfords Group plc	742,851	1,395
*,3	Home REIT plc	2,905,246	1,381
*	Synthomer plc	412,017	1,333
*	888 Holdings plc	1,251,440	1,316
	Mobico Group plc	1,881,412	1,297
	FDM Group Holdings plc	291,949	1,269
[1]	CMC Markets plc	376,588	1,231
	PZ Cussons plc	778,424	982
*,2	ASOS plc	230,300	958
*	Capita plc	5,650,417	946
[2]	S4 Capital plc	1,522,977	927
	Helical plc	344,578	877
[1]	Bakkavor Group plc	503,718	761
*	Rank Group plc	718,260	748
*	SIG plc	2,221,236	724
*	Ferrexpo plc	994,621	629
	CLS Holdings plc	542,336	558
	Ithaca Energy plc	367,663	541
	Vanquis Banking Group plc	873,913	524
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			892,574
United States (0.1%)
*	Seadrill Ltd.	155,585	7,546
Total Common Stocks (Cost $10,215,849)			9,875,853
Preferred Stocks (0.2%)
	Danieli & C Officine Meccaniche SpA Preference Shares	131,887	3,386
	Marcopolo SA Preference Shares	2,469,398	3,134

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Raizen SA Preference Shares	4,340,800	2,558
	Banco Pan SA Preference Shares	1,164,200	2,049
	Draegerwerk AG & Co. KGaA Preference Shares	35,069	1,868
*	Azul SA Preference Shares	876,755	1,646
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	651,198	1,580
	Randon SAImplementos E Participacoes Preference Shares	599,637	1,234
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	608,000	931
	Taurus Armas SA Preference Shares	239,200	565
	Corem Property Group AB Preference Shares	24,834	527
	Banco ABC Brasil SA Preference Shares	106,900	477
*	Gol Linhas Aereas Inteligentes SA Preference Shares	790,157	201
*,3	Mechel PJSC Preference Shares	434,330	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $21,359)			20,156
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	560
*	IIFL Finance Ltd. Exp. 5/14/24	112,530	130
*	Drake & Scull International PJSC Exp. 5/10/24	2,774,567	—
Total Rights (Cost $444)			690
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	104,185	96
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	12
		Shares	Market Value• ($000)
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	11
*	Velesto Energy Bhd. Exp. 10/18/24	2,470,020	2
*,2	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	77,015	2
*	VGI PCL Exp. 5/23/27	542,670	1
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	878,820	—
*	Tfg W4 Exp. 4/29/25	780,560	—
*,2	PointsBet Holdings Ltd. Exp. 7/8/24	39,874	—
Total Warrants (Cost $—)			124
Temporary Cash Investments (6.1%)
Money Market Fund (6.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $604,856)	6,050,394	604,979
Total Investments (105.2%) (Cost $10,842,508)			10,501,802
Other Assets and Liabilities—Net (-5.2%)			(514,560)
Net Assets (100%)			9,987,242
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $377,529,000, representing 3.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $523,771,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $577,940,000 was received for securities on loan, of which $567,664,000 is held in Vanguard Market Liquidity Fund and $10,276,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	144	14,296	(538)
MSCI EAFE Index	June 2024	477	54,080	(1,559)
MSCI Emerging Markets Index	June 2024	186	9,691	2
S&P TSX 60 Index	June 2024	75	14,225	(127)
				(2,222)

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Standard Chartered Bank	6/20/24	AUD	1,052	USD	678	5	—
State Street Bank & Trust Co.	6/20/24	CAD	9,088	USD	6,752	—	(145)
Citibank, N.A.	6/20/24	CAD	5,174	USD	3,757	4	—
Royal Bank of Canada	6/20/24	CAD	1,321	USD	968	—	(7)
Standard Chartered Bank	6/20/24	EUR	3,161	USD	3,431	—	(50)
Citibank, N.A.	6/20/24	EUR	1,747	USD	1,867	1	—
JPMorgan Chase Bank, N.A.	6/20/24	INR	1,142,681	USD	13,755	—	(93)
Morgan Stanley Capital Services Inc.	6/20/24	INR	1,142,681	USD	13,742	—	(80)
UBS AG	6/20/24	JPY	375,813	USD	2,485	—	(83)
Royal Bank of Canada	6/20/24	KRW	5,806,100	USD	4,239	—	(40)
Morgan Stanley Capital Services Inc.	6/20/24	KRW	2,784,458	USD	2,047	—	(33)
State Street Bank & Trust Co.	6/20/24	USD	3,259	AUD	4,913	71	—
State Street Bank & Trust Co.	6/20/24	USD	3,772	CHF	3,272	192	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,965	DKK	20,115	79	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	8,767	EUR	7,986	226	—
State Street Bank & Trust Co.	6/20/24	USD	6,022	EUR	5,650	—	(20)
UBS AG	6/20/24	USD	3,739	GBP	2,927	81	—
UBS AG	6/20/24	USD	12,941	INR	1,081,220	14	—
UBS AG	6/20/24	USD	20,711	JPY	3,069,510	1,097	—
State Street Bank & Trust Co.	6/20/24	USD	7,090	KRW	9,460,269	247	—
State Street Bank & Trust Co.	6/20/24	USD	523	PLN	2,051	18	—
Deutsche Bank AG	6/20/24	USD	3,282	SEK	33,505	235	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	1,953	TWD	61,010	82	—
						2,352	(551)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $767,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,237,652)	9,896,823
Affiliated Issuers (Cost $604,856)	604,979
Total Investments in Securities	10,501,802
Investment in Vanguard	307
Cash	10,276
Cash Collateral Pledged—Futures Contracts	4,070
Cash Collateral Pledged—Forward Currency Contracts	10
Foreign Currency, at Value (Cost $21,261)	20,248
Receivables for Investment Securities Sold	13,782
Receivables for Accrued Income	52,231
Receivables for Capital Shares Issued	464
Unrealized Appreciation—Forward Currency Contracts	2,352
Total Assets	10,605,542
Liabilities
Due to Custodian	10,728
Payables for Investment Securities Purchased	1,712
Collateral for Securities on Loan	577,940
Payables for Capital Shares Redeemed	333
Payables to Vanguard	742
Variation Margin Payable—Futures Contracts	1,345
Unrealized Depreciation—Forward Currency Contracts	551
Foreign Capital Gain Taxes Payable	22
Deferred Foreign Capital Gains Taxes	24,927
Total Liabilities	618,300
Net Assets	9,987,242
1 Includes $523,771,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	10,602,256
Total Distributable Earnings (Loss)	(615,014)
Net Assets	9,987,242

ETF Shares—Net Assets
Applicable to 70,072,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,042,005
Net Asset Value Per Share—ETF Shares	$114.77

Admiral Shares—Net Assets
Applicable to 49,487,536 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,402,004
Net Asset Value Per Share—Admiral Shares	$28.33

Institutional Shares—Net Assets
Applicable to 2,476,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	543,233
Net Asset Value Per Share—Institutional Shares	$219.34
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	119,594
Interest[2]	1,343
Securities Lending—Net	8,097
Total Income	129,034
Expenses
The Vanguard Group—Note B
Investment Advisory Services	327
Management and Administrative— ETF Shares	1,768
Management and Administrative— Admiral Shares	941
Management and Administrative— Institutional Shares	244
Marketing and Distribution— ETF Shares	139
Marketing and Distribution— Admiral Shares	37
Marketing and Distribution— Institutional Shares	10
Custodian Fees	678
Shareholders’ Reports—ETF Shares	268
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Other Expenses	33
Total Expenses	4,465
Expenses Paid Indirectly	(188)
Net Expenses	4,277
Net Investment Income	124,757
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	119,584
Futures Contracts	10,160
Forward Currency Contracts	(266)
Foreign Currencies	(1,598)
Realized Net Gain (Loss)	127,880
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,172,646
Investment Securities—Short Positions	57
Futures Contracts	700
Forward Currency Contracts	720
Foreign Currencies	798
Change in Unrealized Appreciation (Depreciation)	1,174,921
Net Increase (Decrease) in Net Assets Resulting from Operations	1,427,558
1	Dividends are net of foreign withholding taxes of $14,230,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,032,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $8,077,000.
4	Includes $125,367,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $11,555,000.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,757	296,768
Realized Net Gain (Loss)	127,880	(118,028)
Change in Unrealized Appreciation (Depreciation)	1,174,921	509,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,427,558	687,984
Distributions
ETF Shares	(154,963)	(258,719)
Admiral Shares	(24,931)	(40,554)
Institutional Shares	(10,197)	(13,755)
Total Distributions	(190,091)	(313,028)
Capital Share Transactions
ETF Shares	(200,837)	59,574
Admiral Shares	(11,435)	7,516
Institutional Shares	(17,614)	115,537
Net Increase (Decrease) from Capital Share Transactions	(229,886)	182,627
Total Increase (Decrease)	1,007,581	557,583
Net Assets
Beginning of Period	8,979,661	8,422,078
End of Period	9,987,242	8,979,661

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.93	$95.98	$137.63	$102.74	$105.96	$100.93
Investment Operations
Net Investment Income[1]	1.380	3.202	3.157	2.770	2.177	2.871
Net Realized and Unrealized Gain (Loss) on Investments	14.513	5.135	(41.764)	35.250	(2.905)	5.156
Total from Investment Operations	15.893	8.337	(38.607)	38.020	(.728)	8.027
Distributions
Dividends from Net Investment Income	(2.053)	(3.387)	(3.043)	(3.130)	(2.492)	(2.997)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.053)	(3.387)	(3.043)	(3.130)	(2.492)	(2.997)
Net Asset Value, End of Period	$114.77	$100.93	$95.98	$137.63	$102.74	$105.96
Total Return	15.80%	8.57%	-28.52%	37.35%	-0.81%	8.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,042	$7,243	$6,882	$9,941	$4,814	$5,400
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.96%	2.72%	2.10%	2.17%	2.80%
Portfolio Turnover Rate[3]	8%	14%	18%	17%	22%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	February 7, 2019[1] to October 31,	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.92	$23.69	$33.98	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.331	.763	.758	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	3.580	1.279	(10.319)	8.739	(.711)	.935
Total from Investment Operations	3.911	2.042	(9.561)	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.501)	(.812)	(.729)	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.501)	(.812)	(.729)	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$28.33	$24.92	$23.69	$33.98	$25.37	$26.16
Total Return[3]	15.75%	8.48%	-28.61%	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,402	$1,244	$1,174	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%[4]	0.17%[4]	0.16%[4]	0.16%	0.16%	0.16%[5]
Ratio of Net Investment Income to Average Net Assets	2.39%	2.86%	2.65%	1.94%	2.12%	3.07%[5]
Portfolio Turnover Rate[6]	8%	14%	18%	17%	22%	17%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$192.92	$183.43	$262.99	$196.33	$202.46	$192.87
Investment Operations
Net Investment Income[1]	2.616	6.028	6.071	4.974	4.111	5.500
Net Realized and Unrealized Gain (Loss) on Investments	27.710	9.860	(79.906)	67.622	(5.479)	9.824
Total from Investment Operations	30.326	15.888	(73.835)	72.596	(1.368)	15.324
Distributions
Dividends from Net Investment Income	(3.906)	(6.398)	(5.725)	(5.936)	(4.762)	(5.734)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.906)	(6.398)	(5.725)	(5.936)	(4.762)	(5.734)
Net Asset Value, End of Period	$219.34	$192.92	$183.43	$262.99	$196.33	$202.46
Total Return	15.78%	8.52%	-28.55%	37.29%	-0.81%	8.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$543	$493	$366	$395	$258	$242
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%[2]	0.11%[2]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.92%	2.76%	1.99%	2.13%	2.81%
Portfolio Turnover Rate[3]	8%	14%	18%	17%	22%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including

FTSE All-World ex-US Small-Cap Index Fund
bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

FTSE All-World ex-US Small-Cap Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $307,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $188,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

FTSE All-World ex-US Small-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,614,436	22,449	—	1,636,885
Common Stocks—Other	33,105	8,184,062	21,801	8,238,968
Preferred Stocks	14,375	5,781	—	20,156
Rights	130	—	560	690
Warrants	27	1	96	124
Temporary Cash Investments	604,979	—	—	604,979
Total	2,267,052	8,212,293	22,457	10,501,802
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Forward Currency Contracts	—	2,352	—	2,352
Total	2	2,352	—	2,354
Liabilities
Futures Contracts[1]	2,224	—	—	2,224
Forward Currency Contracts	—	551	—	551
Total	2,224	551	—	2,775
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2	—	2
Unrealized Appreciation—Forward Currency Contracts	—	2,352	2,352
Total Assets	2	2,352	2,354

Unrealized Depreciation—Futures Contracts	2,224	—	2,224
Unrealized Depreciation—Forward Currency Contracts	—	551	551
Total Liabilities	2,224	551	2,775
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	10,160	—	10,160
Forward Currency Contracts	—	(266)	(266)
Realized Net Gain (Loss) on Derivatives	10,160	(266)	9,894
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	700	—	700
Forward Currency Contracts	—	720	720
Change in Unrealized Appreciation (Depreciation) on Derivatives	700	720	1,420

FTSE All-World ex-US Small-Cap Index Fund
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,958,113
Gross Unrealized Appreciation	1,687,728
Gross Unrealized Depreciation	(2,144,460)
Net Unrealized Appreciation (Depreciation)	(456,732)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $348,462,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $768,834,000 of investment securities and sold $831,174,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $236,047,000 and $515,859,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	505,248	4,512	896,906	8,362
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(706,085)	(6,200)	(837,332)	(8,300)
Net Increase (Decrease)—ETF Shares	(200,837)	(1,688)	59,574	62
Admiral Shares
Issued	111,337	3,998	239,141	9,032
Issued in Lieu of Cash Distributions	20,558	746	34,107	1,303
Redeemed	(143,330)	(5,155)	(265,732)	(9,998)
Net Increase (Decrease)—Admiral Shares	(11,435)	(411)	7,516	337
Institutional Shares
Issued	41,392	192	149,680	721
Issued in Lieu of Cash Distributions	8,605	40	13,089	64
Redeemed	(67,611)	(312)	(47,232)	(223)
Net Increase (Decrease)—Institutional Shares	(17,614)	(80)	115,537	562
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World Ex-US Small-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7702 062024

Semiannual Report   |   April 30, 2024
Vanguard Global ex-U.S. Real Estate Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32
Liquidity Risk Management	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,137.00	$0.64
Admiral™ Shares	1,000.00	1,136.90	0.64
Institutional Shares	1,000.00	1,137.00	0.58
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.27	$0.60
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.32	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of April 30, 2024
Japan	24.5%
Australia	11.2
United Kingdom	7.8
Hong Kong	7.1
Singapore	5.8
China	4.7
Germany	4.3
India	4.0
Sweden	3.5
France	2.9
Canada	2.6
United Arab Emirates	2.6
Switzerland	2.1
Belgium	1.9
Israel	1.9
Taiwan	1.7
Mexico	1.5
South Africa	1.4
Philippines	1.2
Thailand	1.1
Saudi Arabia	1.0
Other	5.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (11.1%)
Goodman Group	7,237,335	146,191
Scentre Group	21,737,476	44,019
Stockland	9,975,688	28,262
Mirvac Group	16,525,585	21,653
GPT Group	8,023,515	21,579
Dexus	4,504,820	20,462
Vicinity Ltd.	16,206,115	19,845
Charter Hall Group	1,980,796	15,043
Lendlease Corp. Ltd.	2,862,671	11,806
National Storage REIT	5,300,322	7,309
Region RE Ltd.	4,866,721	6,822
Charter Hall Long Wale REIT	2,786,225	6,027
HomeCo Daily Needs REIT	7,482,683	5,867
BWP Trust	2,277,608	5,212
Ingenia Communities Group	1,570,070	4,654
Charter Hall Retail REIT	2,168,091	4,626
Centuria Industrial REIT	2,234,407	4,562
Waypoint REIT Ltd.	2,818,106	4,229
HMC Capital Ltd.	1,021,320	4,137
Centuria Capital Group	3,371,920	3,712
Lifestyle Communities Ltd.	473,156	3,610
Arena REIT	1,491,652	3,519
Charter Hall Social Infrastructure REIT	1,413,194	2,308
Rural Funds Group	1,621,450	2,099
Growthpoint Properties Australia Ltd.	1,138,566	1,742
Hotel Property Investments Ltd.	818,223	1,713
Dexus Industria REIT	890,142	1,674
Abacus Storage King	2,256,314	1,646
HealthCo REIT	2,001,322	1,545
Cromwell Property Group	5,821,838	1,512
Centuria Office REIT	1,762,210	1,344
Abacus Group	1,797,582	1,340
GDI Property Group Partnership	2,258,874	873
		410,942
		Shares	Market Value• ($000)
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	178,144	5,795
*	IMMOFINANZ AG	132,960	3,296
			9,091
Belgium (1.9%)
	Warehouses De Pauw CVA	725,953	19,197
	Aedifica SA	199,166	12,726
	Cofinimmo SA	153,904	10,195
	Montea NV	75,059	6,435
	VGP NV	58,253	6,338
[1]	Shurgard Self Storage Ltd. (XBRU)	130,229	5,337
	Xior Student Housing NV	139,616	4,154
	Retail Estates NV	51,083	3,565
	Care Property Invest NV	154,655	2,295
			70,242
Brazil (0.4%)
	Allos SA	1,782,829	7,169
	Iguatemi SA (BVMF)	954,640	3,846
	Multiplan Empreendimentos Imobiliarios SA	402,262	1,773
	JHSF Participacoes SA	1,283,405	1,063
	LOG Commercial Properties e Participacoes SA	170,997	716
	Lavvi Empreendimentos Imobiliarios SA	310,647	521
*	Moura Dubeux Engenharia SA	187,070	418
	Terra Santa Propriedades Agricolas SA	128,904	381
			15,887
Canada (2.6%)
	Tricon Residential Inc.	1,096,835	12,286
	Canadian Apartment Properties REIT	343,620	10,696
[1]	RioCan REIT	615,188	7,793
	Granite REIT	132,280	6,539
	Choice Properties REIT	672,487	6,360
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Boardwalk REIT	101,554	5,228
	Dream Industrial REIT	560,806	5,055
	SmartCentres REIT	296,684	4,802
[1]	First Capital REIT	435,056	4,671
	H&R REIT	537,132	3,512
	StorageVault Canada Inc.	988,857	3,398
	Allied Properties REIT	262,690	3,230
[1]	Killam Apartment REIT	243,532	3,041
[1]	InterRent REIT	298,322	2,596
[1]	CT REIT	221,418	2,160
[1]	Crombie REIT	218,447	2,039
	Primaris REIT	197,169	1,891
[1]	NorthWest Healthcare Properties REIT	498,140	1,827
[1]	DREAM Unlimited Corp. Class A	90,931	1,189
[1]	Artis REIT	221,167	1,044
[1]	Slate Grocery REIT Class U	118,216	936
[1,2]	Minto Apartment REIT	81,612	860
[1]	Morguard North American Residential REIT	77,131	852
[1]	BSR REIT	70,368	746
[1]	Nexus Industrial REIT	140,648	710
[1]	Dream Office REIT	33,527	460
[1]	PRO REIT	121,026	444
[1]	BTB REIT	180,343	410
[1]	True North Commercial Real E Reit	34,198	232
			95,007
Chile (0.2%)
	Parque Arauco SA	2,780,508	4,185
	Cencosud Shopping SA	2,037,359	3,158
	Plaza SA	1,258,404	1,830
			9,173
China (4.7%)
	China Resources Land Ltd.	11,939,446	42,932
	China Overseas Land & Investment Ltd.	15,577,710	28,645
	Wharf Holdings Ltd.	3,973,652	12,785
[2]	Longfor Group Holdings Ltd.	7,374,008	10,922
	C&D International Investment Group Ltd.	2,774,000	5,495
[1]	China Vanke Co. Ltd. Class H	9,244,783	5,422
*,1	Sunac China Holdings Ltd.	24,566,000	4,297
	Greentown China Holdings Ltd.	4,347,314	3,812
	Yuexiu Property Co. Ltd.	6,239,982	3,724
*,1,3	Country Garden Holdings Co. Ltd.	50,214,163	3,113
*	Hopson Development Holdings Ltd.	4,441,689	2,111
		Shares	Market Value• ($000)
	China Jinmao Holdings Group Ltd.	23,111,054	1,958
	Poly Developments and Holdings Group Co. Ltd. Class A	1,463,689	1,796
*,1	Seazen Group Ltd.	10,350,666	1,786
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,724,038	1,721
	Poly Property Group Co. Ltd.	8,262,048	1,508
	Shui On Land Ltd.	14,605,538	1,361
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	531,827	1,348
	China Overseas Grand Oceans Group Ltd.	6,270,079	1,347
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,093,593	1,274
	China Vanke Co. Ltd. Class A	1,216,188	1,238
	Shenzhen Investment Ltd.	9,630,201	1,224
	Shanghai Lingang Holdings Corp. Ltd. Class A	771,263	1,123
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,130,361	1,048
*	Seazen Holdings Co. Ltd. Class A	774,053	1,048
	Yuexiu REIT	9,361,970	1,036
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,809,100	1,021
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,068,818	989
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	764,063	953
	Gemdale Corp. Class A	1,555,961	851
	Xinhu Zhongbao Co. Ltd. Class A	2,830,800	834
*	Huafa Industrial Co. Ltd. Zhuhai Class A	948,106	818
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,723,813	817
[2]	Midea Real Estate Holding Ltd.	1,429,016	798
	Gemdale Properties & Investment Corp. Ltd.	22,144,000	788
*	SOHO China Ltd.	7,809,545	754
*,1	Radiance Holdings Group Co. Ltd.	2,727,000	740
	China Enterprise Co. Ltd. Class A	1,828,869	716

5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	China World Trade Center Co. Ltd. Class A	204,059	655
*,1	Agile Group Holdings Ltd.	8,014,159	607
*,1,2,3	Redco Properties Group Ltd.	3,558,000	605
*,1	Sino-Ocean Group Holding Ltd.	13,042,329	593
	Shanghai Wanye Enterprises Co. Ltd. Class A	318,866	569
[2]	Red Star Macalline Group Corp. Ltd. Class H	2,751,236	546
[1]	Joy City Property Ltd.	19,213,500	544
*	Gree Real Estate Co. Ltd. Class A	646,137	519
*,1	Powerlong Real Estate Holdings Ltd.	5,977,139	499
	Red Star Macalline Group Corp. Ltd. Class A	1,088,812	474
*	LVGEM China Real Estate Investment Co. Ltd.	4,550,000	469
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	291,465	463
	Financial Street Holdings Co. Ltd. Class A	1,027,051	437
	China South City Holdings Ltd.	17,706,111	428
*	Greattown Holdings Ltd. Class A	780,600	422
	Cinda Real Estate Co. Ltd. Class A	843,123	418
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	262,400	418
*	Grandjoy Holdings Group Co. Ltd. Class A	1,128,999	411
	Shanghai Lingang Holdings Corp. Ltd. Class B	666,849	398
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	341,070	371
	Nanjing Gaoke Co. Ltd. Class A	423,495	368
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	313,588	355
*,1	Logan Group Co. Ltd.	4,401,984	340
*,3	Jiayuan International Group Ltd.	15,242,000	337
*	RiseSun Real Estate Development Co. Ltd. Class A	1,444,987	331
		Shares	Market Value• ($000)
	Beijing Capital Development Co. Ltd. Class A	866,550	330
	Shunfa Hengye Corp. Class A	815,020	323
	China Merchants Commercial REIT	2,396,000	311
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	909,729	309
	Suning Universal Co. Ltd. Class A	1,017,547	289
	Rongan Property Co. Ltd. Class A	827,500	278
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	496,100	278
*	Kwg Group Holdings Ltd.	5,942,990	266
	Shenzhen SEG Co. Ltd. Class A	303,100	266
	Shanghai Industrial Development Co. Ltd. Class A	644,900	265
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,985,219	260
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	400,200	256
	Shenzhen Zhenye Group Co. Ltd. Class A	473,500	252
*	Beijing North Star Co. Ltd. Class H	2,900,000	247
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,094,500	240
*	China Fortune Land Development Co. Ltd. Class A	1,383,300	230
	China Union Holdings Ltd. Class A	513,400	213
	Bright Real Estate Group Co. Ltd. Class A	755,300	207
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,500	205
*	Beijing North Star Co. Ltd. Class A	815,473	200
	China Wuyi Co. Ltd. Class A	522,400	194
*	Guangdong Highsun Group Co. Ltd. Class A	906,503	185
	Hefei Urban Construction Development Co. Ltd. Class A	262,965	181
	Guangdong Shirongzhaoye Co. Ltd. Class A	230,600	174
*,1	China SCE Group Holdings Ltd.	9,342,766	165

6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	244,800	151
*,3	Chongqing Dima Industry Co. Ltd. Class A	907,700	125
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	122
*,1	Times China Holdings Ltd.	3,865,000	104
*,3	Yango Group Co. Ltd. Class A	1,591,019	81
*,3	Datang Group Holdings Ltd.	1,172,000	75
*	Yuzhou Group Holdings Co. Ltd.	4,711,128	43
*	Redsun Properties Group Ltd.	1,476,000	11
			172,566
Egypt (0.1%)
	Talaat Moustafa Group	4,138,487	4,417
	Madinet Masr For Housing & Development	5,106,564	343
*	Palm Hills Developments SAE	5,237,489	339
	Heliopolis Housing	1,589,420	289
			5,388
Finland (0.3%)
*	Kojamo OYJ	745,035	8,230
	Citycon OYJ	350,752	1,435
			9,665
France (2.8%)
*	Unibail-Rodamco-Westfield	425,054	35,421
	Gecina SA	215,003	21,952
	Klepierre SA	817,058	21,940
	Covivio SA	203,314	10,120
	Mercialys SA	392,732	4,251
	Carmila SA	232,020	3,898
	ICADE	130,701	3,475
	Nexity SA	204,442	2,293
	Altarea SCA	19,055	1,647
			104,997
Germany (4.2%)
	Vonovia SE	3,411,448	98,577
*	LEG Immobilien SE (XETR)	310,325	26,343
*	TAG Immobilien AG	734,583	10,444
*	Aroundtown SA	3,603,577	7,470
	Deutsche Wohnen SE	218,423	4,121
*	Grand City Properties SA	301,834	3,371
	Hamborner REIT AG	296,659	2,024
[2]	Instone Real Estate Group SE	180,469	1,672
	Deutsche EuroShop AG	57,412	1,161
*	VIB Vermoegen AG	43,667	511
*,1	BRANICKS Group AG	156,163	275
		Shares	Market Value• ($000)
*,1,2	ADLER Group SA	558,494	104
			156,073
Greece (0.1%)
*	LAMDA Development SA	347,209	2,548
*	Dimand SA	33,537	343
			2,891
Hong Kong (7.0%)
	Sun Hung Kai Properties Ltd.	6,309,941	58,209
	Link REIT	10,772,686	46,159
	CK Asset Holdings Ltd.	7,871,613	33,577
	Wharf Real Estate Investment Co. Ltd.	6,486,652	20,125
	Henderson Land Development Co. Ltd.	5,474,936	16,506
	Sino Land Co. Ltd.	14,652,022	15,666
	Hongkong Land Holdings Ltd.	4,336,612	13,856
[2]	ESR Group Ltd.	9,569,600	10,487
	Swire Properties Ltd.	4,409,600	9,120
	Hang Lung Properties Ltd.	7,350,932	8,113
	New World Development Co. Ltd.	5,796,000	6,155
	Kerry Properties Ltd.	2,437,332	4,725
	Hang Lung Group Ltd.	3,422,103	4,061
	Hysan Development Co. Ltd.	2,491,655	3,883
	Fortune REIT	6,245,861	3,068
	Champion REIT	7,753,512	1,727
*	Shun Tak Holdings Ltd.	10,300,000	1,020
	Sunlight REIT	4,208,400	904
	Prosperity REIT	5,118,649	814
	SF REIT	2,140,000	655
*	GR Properties Ltd.	4,340,000	173
*,3	Sinic Holdings Group Co. Ltd.	2,979,000	—
			259,003
India (3.9%)
	DLF Ltd.	2,601,974	27,723
	Embassy Office Parks REIT	3,709,193	15,995
*	Godrej Properties Ltd.	480,710	15,193
	Phoenix Mills Ltd.	398,274	15,021
[2]	Macrotech Developers Ltd.	1,013,428	15,011
	Prestige Estates Projects Ltd.	589,021	9,722
	Oberoi Realty Ltd.	490,160	8,696
	Brigade Enterprises Ltd.	527,004	6,520
	Nexus Select Trust	3,652,425	5,849
[2]	Mindspace Business Parks REIT	925,309	3,933
[2]	Brookfield India Real Estate Trust	1,073,546	3,252
	Sobha Ltd.	151,046	3,204
*	Indiabulls Real Estate Ltd.	2,006,370	3,175

7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Mahindra Lifespace Developers Ltd.	315,417	2,397
	Anant Raj Ltd.	549,965	2,382
*	D B Realty Ltd.	511,952	1,443
	Sunteck Realty Ltd.	207,432	1,089
	NESCO Ltd.	93,543	970
*	SignatureGlobal India Ltd.	61,754	929
*	Hemisphere Properties India Ltd.	367,880	921
	Ganesh Housing Corp. Ltd.	94,078	902
	Ashiana Housing Ltd.	168,640	750
*	Keystone Realtors Ltd.	62,696	517
	Kolte-Patil Developers Ltd.	80,141	512
			146,106
Indonesia (0.2%)
	Ciputra Development Tbk PT	36,488,691	2,705
*	Bumi Serpong Damai Tbk PT	32,459,727	1,851
	Pakuwon Jati Tbk PT	62,728,128	1,547
	Summarecon Agung Tbk PT	45,199,181	1,428
*	Lippo Karawaci Tbk PT	139,865,749	559
	Puradelta Lestari Tbk PT	36,433,200	363
*	Alam Sutera Realty Tbk PT	42,819,497	347
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			8,800
Ireland (0.0%)
	Irish Residential Properties REIT plc	1,788,800	1,890
Israel (1.9%)
	Azrieli Group Ltd.	152,355	9,802
	Melisron Ltd.	105,395	7,230
	Mivne Real Estate KD Ltd.	2,498,843	6,006
*	Big Shopping Centers Ltd.	50,118	5,156
	Alony Hetz Properties & Investments Ltd.	647,489	4,180
*	Airport City Ltd.	269,414	4,139
	Amot Investments Ltd.	906,434	3,802
	REIT 1 Ltd.	812,604	3,266
	Mega Or Holdings Ltd.	94,788	2,452
	YH Dimri Construction & Development Ltd.	29,608	2,318
	Israel Canada T.R Ltd.	592,694	2,183
	Aura Investments Ltd.	548,399	2,123
	Sella Capital Real Estate Ltd.	926,144	1,869
		Shares	Market Value• ($000)
	Summit Real Estate Holdings Ltd.	148,466	1,788
	Blue Square Real Estate Ltd.	22,486	1,686
	Africa Israel Residences Ltd.	25,937	1,558
	Menivim- The New REIT Ltd.	2,891,502	1,272
	Isras Investment Co. Ltd.	6,414	1,224
*	G City Ltd.	393,011	1,138
	Electra Real Estate Ltd.	105,265	1,023
*	Argo Properties NV	52,234	962
	Prashkovsky Investments and Construction Ltd.	33,526	788
*	IES Holdings Ltd.	11,771	655
*	Israel Land Development Co. Ltd.	73,256	638
*	Property & Building Corp. Ltd.	11,552	605
	Gav-Yam Lands Corp. Ltd.	71,603	509
*	Norstar Holdings Inc.	164,767	383
			68,755
Italy (0.0%)
[1]	Immobiliare Grande Distribuzione SIIQ SpA	222,732	391
Japan (24.2%)
	Mitsui Fudosan Co. Ltd.	11,769,471	119,779
	Mitsubishi Estate Co. Ltd.	5,544,945	101,609
	Daiwa House Industry Co. Ltd.	2,760,574	77,680
	Sumitomo Realty & Development Co. Ltd.	1,993,967	68,999
	Daito Trust Construction Co. Ltd.	274,225	29,395
	Nippon Building Fund Inc.	7,122	27,212
	Hulic Co. Ltd.	2,508,137	23,112
	Japan Real Estate Investment Corp.	5,952	20,184
	Nomura Real Estate Master Fund Inc.	19,744	18,874
	Tokyu Fudosan Holdings Corp.	2,532,344	18,553
	Nippon Prologis REIT Inc.	10,407	17,958
	Japan Metropolitan Fund Investment	29,281	17,678
	KDX Realty Investment Corp.	17,358	17,121
	GLP J-Reit	20,625	16,775
	Daiwa House REIT Investment Corp.	8,937	15,012
	Tokyo Tatemono Co. Ltd.	875,583	14,570
	Nomura Real Estate Holdings Inc.	476,229	13,333
	Advance Residence Investment Corp.	5,995	12,961

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Invincible Investment Corp.	28,220	12,644
	United Urban Investment Corp.	12,986	12,443
	Orix JREIT Inc.	11,557	12,182
	Japan Hotel REIT Investment Corp.	19,411	10,200
	Sekisui House REIT Inc.	18,356	9,406
	Japan Prime Realty Investment Corp.	4,165	9,012
	Nippon Accommodations Fund Inc.	2,111	8,791
	Industrial & Infrastructure Fund Investment Corp.	10,560	8,732
	LaSalle Logiport REIT	7,813	7,836
	Activia Properties Inc.	3,014	7,481
	Japan Logistics Fund Inc.	3,898	6,950
	Mitsui Fudosan Logistics Park Inc.	2,411	6,917
	Daiwa Securities Living Investments Corp.	10,078	6,843
	AEON REIT Investment Corp.	7,389	6,462
	Frontier Real Estate Investment Corp.	2,160	6,279
	Comforia Residential REIT Inc.	2,893	6,263
	Mori Hills REIT Investment Corp.	6,805	5,922
	Mitsubishi Estate Logistics REIT Investment Corp.	2,112	5,413
	Hulic REIT Inc.	5,364	5,127
	Mori Trust REIT Inc.	10,863	5,040
[1]	NTT UD REIT Investment Corp.	6,217	4,766
	Aeon Mall Co. Ltd.	401,383	4,589
	Japan Excellent Inc.	5,321	4,347
	Daiwa Office Investment Corp.	1,187	4,328
	NIPPON REIT Investment Corp.	1,887	4,262
	Tokyu REIT Inc.	3,895	4,008
	Star Asia Investment Corp.	9,943	3,879
[1]	Hoshino Resorts REIT Inc.	1,076	3,767
	Heiwa Real Estate REIT Inc.	4,182	3,749
	Heiwa Real Estate Co. Ltd.	132,332	3,658
	Fukuoka REIT Corp.	3,041	3,266
	Starts Corp. Inc.	138,900	3,133
	Global One Real Estate Investment Corp.	4,283	2,915
	SAMTY Co. Ltd.	167,000	2,849
	Leopalace21 Corp.	814,250	2,695
	Katitas Co. Ltd.	218,192	2,629
	Hankyu Hanshin REIT Inc.	2,918	2,612
	Ichigo Inc.	949,800	2,558
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	2,628	2,515
	SOSiLA Logistics REIT Inc.	3,063	2,412
[1]	Mirai Corp.	7,984	2,286
[1]	Ichigo Office REIT Investment Corp.	4,310	2,210
	Advance Logistics Investment Corp.	2,830	2,183
	Samty Residential Investment Corp.	3,032	2,086
	Takara Leben Real Estate Investment Corp.	2,904	1,882
	Tosei Corp.	115,200	1,798
	Keihanshin Building Co. Ltd.	179,000	1,794
	One REIT Inc.	1,014	1,707
	Sun Frontier Fudousan Co. Ltd.	115,000	1,430
[1]	Starts Proceed Investment Corp.	1,024	1,343
	Health Care & Medical Investment Corp.	1,503	1,254
	ESCON Japan REIT Investment Corp.	1,455	1,178
[1]	Tosei REIT Investment Corp.	1,300	1,146
	Sankei Real Estate Inc.	1,962	1,136
	Mirarth Holdings Inc.	356,652	1,094
	Ichigo Hotel REIT Investment Corp.	1,363	997
*	SRE Holdings Corp.	40,200	979
	TOC Co. Ltd.	195,929	976
	Goldcrest Co. Ltd.	57,540	927
	JSB Co. Ltd.	45,406	842
	Tokaido REIT Inc.	1,015	827
	Nippon Commercial Development Co. Ltd.	48,500	784
	Arealink Co. Ltd.	38,800	763
	Xymax REIT Investment Corp.	954	739
	Marimo Regional Revitalization REIT Inc.	881	734
	Dear Life Co. Ltd.	112,300	730
	LA Holdings Co. Ltd.	21,500	646
	Raysum Co. Ltd.	27,400	631
*,1	TKP Corp.	66,900	593
	CRE Inc.	55,200	500
	Nippon Hotel & Residential Investment Corp.	977	482
	Japan Property Management Center Co. Ltd.	50,100	420
	Nisshin Group Holdings Co. Ltd.	120,200	408
	Star Mica Holdings Co. Ltd.	92,800	375
			897,565
Kuwait (0.4%)
	Mabanee Co. KPSC	2,844,496	7,277
	Commercial Real Estate Co. KSC	6,125,286	2,661

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Salhia Real Estate Co. KSCP	1,851,882	2,622
	Kuwait Real Estate Co. KSC	2,519,927	1,807
*	National Real Estate Co. KPSC	4,235,706	1,380
*	Al Mazaya Holding Co. KSCP	2,184,933	531
			16,278
Malaysia (0.7%)
	IOI Properties Group Bhd.	7,728,800	3,490
	Sime Darby Property Bhd.	14,464,300	2,957
	Sunway REIT	8,597,934	2,863
	SP Setia Bhd. Group	9,138,200	2,783
	Axis REIT	6,829,900	2,747
	IGB REIT	7,059,500	2,706
	Mah Sing Group Bhd.	6,689,925	1,748
	Eco World Development Group Bhd. (XKLS)	5,401,000	1,648
	Pavilion REIT	4,843,700	1,330
	Matrix Concepts Holdings Bhd.	3,315,342	1,270
	OSK Holdings Bhd.	3,881,200	1,186
	UEM Sunrise Bhd.	5,192,865	1,157
	Eco World International Bhd.	3,627,400	273
			26,158
Mexico (1.5%)
	Fibra Uno Administracion SA de CV	11,801,185	16,940
	Corp. Inmobiliaria Vesta SAB de CV	3,382,450	11,968
	Prologis Property Mexico SA de CV	2,965,512	11,695
	TF Administradora Industrial S de RL de CV	3,234,720	7,953
[2]	FIBRA Macquarie Mexico	3,172,172	5,707
			54,263
Netherlands (0.5%)
[1,2]	CTP NV	447,697	7,595
	Eurocommercial Properties NV	181,073	4,118
	Wereldhave NV	148,082	2,056
	Vastned Retail NV	75,423	1,684
	NSI NV	75,580	1,433
			16,886
New Zealand (0.4%)
	Goodman Property Trust	4,402,230	5,904
	Precinct Properties Group	6,639,701	4,570
	Kiwi Property Group Ltd.	6,636,138	3,160
	Argosy Property Ltd.	3,534,142	2,336
			15,970
Norway (0.1%)
*,2	Entra ASA	297,258	2,736
		Shares	Market Value• ($000)
Philippines (1.2%)
	SM Prime Holdings Inc.	48,366,807	23,371
	Ayala Land Inc.	24,966,060	12,376
	AREIT Inc.	3,968,320	2,383
	Robinson's Land Corp.	7,061,872	1,904
	Megaworld Corp.	45,351,100	1,436
	RL Commercial REIT Inc.	15,138,700	1,340
	MREIT Inc.	3,971,800	899
	Citicore Energy REIT Corp.	105,000	5
			43,714
Qatar (0.3%)
	Barwa Real Estate Co.	9,063,072	6,984
	United Development Co. QSC	7,425,676	2,240
*	Ezdan Holding Group QSC	6,788,565	1,511
	Mazaya Real Estate Development QPSC	2,051,931	366
			11,101
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
*,3	INGRAD PJSC	43,530	—
			—
Saudi Arabia (1.0%)
*	Dar Al Arkan Real Estate Development Co.	2,232,758	7,905
*	Emaar Economic City	2,362,309	4,882
	Arabian Centres Co. Ltd.	687,694	4,587
*	Saudi Real Estate Co.	559,754	3,362
	Arriyadh Development Co.	371,073	2,311
	Al Rajhi REIT	971,579	2,195
	Retal Urban Development Co.	630,669	1,541
	Sedco Capital REIT Fund	609,465	1,394
	Alandalus Property Co.	186,678	1,381
	Riyad REIT Fund	522,086	1,080
	Sumou Real Estate Co.	59,478	989
	Derayah REIT	437,675	814
	Bonyan REIT	277,162	727
	Alkhabeer REIT	395,201	666
	Alinma Retail REIT Fund	347,887	474
	Al Maather REIT Fund	198,375	472
	Musharaka Real Estate Income Fund	312,643	436
	Alahli REIT Fund 1	177,605	382
			35,598

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Singapore (5.8%)
	CapitaLand Integrated Commercial Trust	21,188,468	30,204
	CapitaLand Ascendas REIT	14,900,084	28,224
	Capitaland Investment Ltd.	10,019,938	19,377
	Mapletree Industrial Trust	8,662,491	14,344
	Mapletree Logistics Trust	13,976,323	13,715
	City Developments Ltd.	2,132,290	9,557
	Frasers Logistics & Commercial Trust	12,259,552	8,881
	Mapletree Pan Asia Commercial Trust	9,674,041	8,865
	UOL Group Ltd.	1,944,778	8,304
	Frasers Centrepoint Trust	4,756,040	7,534
	Suntec REIT	9,367,227	7,385
	Keppel DC REIT	5,621,624	7,012
	CapitaLand Ascott Trust	10,398,912	6,907
	Keppel REIT	9,388,715	6,028
	ESR-LOGOS REIT	25,092,061	5,327
	Parkway Life REIT	1,614,897	4,239
	PARAGON REIT	5,224,900	3,233
	Capitaland India Trust	4,195,742	3,066
	Lendlease Global Commercial REIT	7,279,889	2,895
	AIMS APAC REIT	2,882,288	2,658
	CapitaLand China Trust	4,884,008	2,372
	Cromwell European REIT	1,319,466	2,096
	Starhill Global REIT	5,828,668	2,026
	CDL Hospitality Trusts	2,817,399	2,005
	Far East Hospitality Trust	4,454,292	2,005
	Digital Core REIT Management Pte. Ltd.	3,081,700	1,877
	Sasseur REIT	2,246,300	1,109
	Hong Fok Corp. Ltd.	1,532,500	942
*	Yanlord Land Group Ltd.	2,265,104	743
	Manulife US REIT	7,615,810	543
	Keppel Pacific Oak US REIT	3,342,200	454
	Prime US REIT	2,882,640	320
[3]	EC World REIT	1,188,500	226
*,3	Eagle Hospitality Trust	2,602,300	—
			214,473
South Africa (1.4%)
	NEPI Rockcastle NV	2,324,083	15,621
[1]	Growthpoint Properties Ltd.	14,381,418	8,357
	Redefine Properties Ltd.	29,553,186	6,181
	Fortress Real Estate Investments Ltd. Class B	4,986,141	3,899
	Vukile Property Fund Ltd.	3,780,100	3,028
		Shares	Market Value• ($000)
[1]	Resilient REIT Ltd.	1,244,786	2,917
	Hyprop Investments Ltd.	1,601,312	2,459
	Equites Property Fund Ltd.	3,266,648	2,133
	Attacq Ltd.	3,142,200	1,681
[1]	SA Corporate Real Estate Ltd.	10,490,582	1,433
[1]	Stor-Age Property REIT Ltd.	1,991,144	1,408
	Fairvest Ltd. Class B	5,664,438	1,069
	Burstone Group Ltd.	2,499,435	911
	Emira Property Fund Ltd.	917,221	472
			51,569
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	687,137	2,282
	JR Global REIT	705,134	2,053
	SK REITs Co. Ltd.	510,898	1,529
	Shinhan Alpha REIT Co. Ltd.	314,813	1,440
	LOTTE REIT Co. Ltd.	523,162	1,200
	Koramco Energy Plus REIT	211,500	721
	D&D Platform REIT Co. Ltd.	226,125	571
	NH All One REIT Co. Ltd.	175,060	441
	Haesung Industrial Co. Ltd.	51,456	277
	SK D&D Co. Ltd.	22,722	199
			10,713
Spain (0.7%)
	Merlin Properties Socimi SA	1,397,408	15,720
	Inmobiliaria Colonial Socimi SA	1,196,419	6,997
	Lar Espana Real Estate Socimi SA	206,310	1,498
[2]	Aedas Homes SA	38,160	763
[1,2]	Metrovacesa SA	62,187	573
			25,551
Sweden (3.5%)
	Sagax AB Class B	889,770	22,282
*	Castellum AB	1,774,163	21,080
*	Fastighets AB Balder Class B	2,775,961	17,498
	Wihlborgs Fastigheter AB	1,120,368	9,384
	Wallenstam AB Class B	1,831,769	8,097
	Fabege AB	1,025,217	7,841
	Catena AB	135,768	5,942
	Pandox AB	373,937	5,783
	Hufvudstaden AB Class A	484,144	5,624
	Nyfosa AB	592,180	5,123
	Atrium Ljungberg AB Class B	221,859	3,921
	Dios Fastigheter AB	439,670	3,359
	Cibus Nordic Real Estate AB publ	240,365	3,131
	NP3 Fastigheter AB	127,669	2,674
	Platzer Fastigheter Holding AB Class B	267,986	2,166

11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Samhallsbyggnadsbolaget i Norden AB	4,744,004	1,701
	Corem Property Group AB Class B	2,037,554	1,514
	Sagax AB Class D	508,293	1,409
*,1	Neobo Fastigheter AB	518,391	742
	Corem Property Group AB Class D	8,513	173
			129,444
Switzerland (2.1%)
	Swiss Prime Site AG (Registered)	321,266	29,663
	PSP Swiss Property AG (Registered)	192,065	23,743
	Allreal Holding AG (Registered)	64,611	10,435
	Mobimo Holding AG (Registered)	30,359	8,499
	Intershop Holding AG	23,728	3,180
*,1	Peach Property Group AG	53,157	546
			76,066
Taiwan (1.7%)
	Ruentex Development Co. Ltd.	7,853,483	9,240
	Highwealth Construction Corp.	6,558,890	8,917
	Huaku Development Co. Ltd.	979,854	4,991
	Chong Hong Construction Co. Ltd.	865,297	3,401
	Delpha Construction Co. Ltd.	2,040,000	3,209
	Sakura Development Co. Ltd.	1,298,271	3,011
	Kindom Development Co. Ltd.	1,587,900	2,743
	Farglory Land Development Co. Ltd.	1,137,631	2,559
	Da-Li Development Co. Ltd.	1,271,550	2,467
	Cathay Real Estate Development Co. Ltd.	2,088,100	2,453
	JSL Construction & Development Co. Ltd.	450,950	1,982
	Advancetek Enterprise Co. Ltd.	1,111,000	1,976
	Prince Housing & Development Corp.	4,547,478	1,771
	Yungshin Construction & Development Co. Ltd.	272,000	1,709
	Crowell Development Corp.	880,000	1,350
	Hung Sheng Construction Ltd.	1,568,520	1,313
	Fu Hua Innovation Co. Ltd.	1,176,215	1,211
		Shares	Market Value• ($000)
	Hong Pu Real Estate Development Co. Ltd.	887,194	1,017
	Yea Shin International Development Co. Ltd.	740,842	988
*	Radium Life Tech Co. Ltd.	2,568,907	938
	Shin Ruenn Development Co. Ltd.	365,000	920
*	Kuo Yang Construction Co. Ltd.	1,037,802	902
	KEE TAI Properties Co. Ltd.	1,722,869	842
	Huang Hsiang Construction Corp.	460,000	820
*	Shining Building Business Co. Ltd.	1,453,869	545
	GTM Holdings Corp.	526,000	536
*,3	Taiwan Land Development Corp.	2,224,000	—
			61,811
Thailand (1.1%)
	Central Pattana PCL	5,627,200	9,596
	WHA Corp. PCL	30,541,686	4,104
[1]	Land & Houses PCL (Registered)	15,024,300	3,016
	CPN Retail Growth Leasehold REIT	10,191,881	2,855
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	9,938,500	2,598
	Lotus's Retail Growth Freehold And Leasehold Property Fund	6,518,600	2,300
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,046,896	1,741
	Supalai PCL	2,868,581	1,529
	MBK PCL	3,287,732	1,501
	Amata Corp. PCL	2,334,323	1,423
	Sansiri PCL	27,282,225	1,246
	AP Thailand PCL	3,984,220	1,157
	Quality Houses PCL	18,048,200	1,060
[1]	IMPACT Growth REIT	2,849,100	906
	BA Airport Leasehold REIT	3,329,900	867
[1]	SC Asset Corp. PCL	7,858,740	799
	Pruksa Holding PCL	2,545,700	795
[1]	Origin Property PCL Class F	3,709,698	708
*	Bangkok Land PCL	35,356,395	648
	Pruksa Real Estate PCL	3,024,500	473
	Assetwise PCL	1,752,400	380
	Noble Development PCL	2,773,928	278
	Singha Estate PCL	11,767,800	260
			40,240

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Turkey (0.3%)
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,338,343	2,205
*	Yeni Gimat Gayrimenkul Ortakligi A/S	799,183	1,082
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,929,184	930
*	AKIS Gayrimenkul Yatirimi A/S	1,569,049	890
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	628,359	875
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,733,032	850
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	613,670	603
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	354,292	555
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	7,392,730	511
	Pasifik Gayrimenkul Yatirim Ortakligi	2,219,907	425
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,057,449	424
*	Ozak Gayrimenkul Yatirim Ortakligi	1,618,314	423
*	Servet Gayrimenkul Yatirim Ortakligi A/S	44,242	405
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,548,523	382
*	Asce Gayrimenkul Yatirim Ortakligi A/S	759,028	331
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	437,550	327
			11,218
United Arab Emirates (2.6%)
*	Emaar Properties PJSC	25,970,657	58,073
	Aldar Properties PJSC	15,897,796	23,626
	Emaar Development PJSC	3,367,635	7,650
	TECOM Group PJSC	2,474,808	1,858
	RAK Properties PJSC	4,134,372	1,376
	Deyaar Development PJSC	4,580,640	935
*	Manazel PJSC	5,438,241	563
*	Eshraq Investments PJSC	5,946,815	519
			94,600
United Kingdom (7.7%)
	Segro plc	5,604,603	58,950
	Land Securities Group plc	3,148,270	25,444
	LondonMetric Property plc	8,529,138	20,819
		Shares	Market Value• ($000)
	UNITE Group plc	1,661,438	19,207
	British Land Co. plc	3,931,343	18,958
	Tritax Big Box REIT plc	7,975,596	15,065
	Shaftesbury Capital plc	8,181,696	13,695
	Derwent London plc	470,352	12,052
	Big Yellow Group plc	821,992	11,058
	Grainger plc	3,112,346	9,929
	Safestore Holdings plc	915,522	8,824
	Sirius Real Estate Ltd.	5,645,356	6,866
	Primary Health Properties plc	5,599,531	6,409
	Assura plc	12,503,683	6,401
	Hammerson plc	16,126,790	5,470
	Great Portland Estates plc	1,063,028	5,179
	Supermarket Income REIT plc	5,219,838	4,715
	Workspace Group plc	570,506	3,526
	UK Commercial Property REIT Ltd.	3,535,116	2,967
	Balanced Commercial Property Trust Ltd.	2,938,191	2,860
	Urban Logistics REIT plc	1,976,810	2,854
	Empiric Student Property REIT plc	2,526,238	2,839
	Target Healthcare REIT plc	2,597,824	2,517
	PRS REIT plc	2,161,933	2,131
	Picton Property Income Ltd.	2,282,141	1,881
	Impact Healthcare REIT plc (XLON)	1,735,391	1,814
*,3	Home REIT plc	3,771,148	1,793
	Warehouse Reit plc	1,779,851	1,773
	Custodian Property Income REIT plc	1,846,289	1,700
	NewRiver REIT plc	1,306,382	1,220
	Helical plc	449,760	1,145
	Schroder REIT Ltd.	2,024,116	1,118
[2]	Triple Point Social Housing REIT plc	1,412,201	1,063
	Abrdn Property Income Trust Ltd.	1,600,015	1,002
	Life Science REIT plc	1,465,814	726
	AEW UK REIT plc	666,614	701
	CLS Holdings plc	551,958	568
[2]	Regional REIT Ltd.	1,985,760	555
			285,794
Total Common Stocks (Cost $4,674,103)			3,668,615
Warrants (0.0%)
*	Eco World Development Group Bhd. Exp. 4/12/29 (Cost —)	1,186,080	85

13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $74,742)	747,640	74,756
Total Investments (101.1%) (Cost $4,748,845)			3,743,456
Other Assets and Liabilities—Net (-1.1%)			(42,191)
Net Assets (100%)			3,701,265
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,822,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $67,182,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $69,534,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	163	18,480	(587)
MSCI Emerging Markets Index	June 2024	71	3,699	(27)
Topix Index	June 2024	7	1,219	30
				(584)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	6/20/24	EUR	2,305	USD	2,456	10	—
UBS AG	6/20/24	INR	467,159	USD	5,627	—	(42)
Royal Bank of Canada	6/20/24	SGD	4,455	USD	3,279	—	(8)
State Street Bank & Trust Co.	6/20/24	USD	1,137	AUD	1,714	25	—
State Street Bank & Trust Co.	6/20/24	USD	616	CAD	829	13	—
State Street Bank & Trust Co.	6/20/24	USD	3,341	CHF	2,924	141	—
14

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/20/24	USD	6,829	EUR	6,220	176	—
UBS AG	6/20/24	USD	2,397	GBP	1,876	52	—
Standard Chartered Bank	6/20/24	USD	1,324	GBP	1,039	25	—
State Street Bank & Trust Co.	6/20/24	USD	608	HKD	4,743	1	—
UBS AG	6/20/24	USD	7,364	JPY	1,072,282	512	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,523	JPY	377,194	112	—
Deutsche Bank AG	6/20/24	USD	1,465	SEK	14,955	105	—
Toronto-Dominion Bank	6/20/24	USD	3,887	SGD	5,150	105	—
State Street Bank & Trust Co.	6/20/24	USD	117	ZAR	2,190	1	—
						1,278	(50)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	2,339	(5.331)	—	(11)
China Vanke Co. Ltd. Class A	1/24/25	CITNA	2,149	(5.331)	—	(11)
Multiplan Empreendimentos Imobiliarios SA	8/30/24	BANA	3,533	(5.331)	—	(32)
Poly Developments and Holdings Group Co. Ltd. Class A	1/24/25	CITNA	3,199	(5.331)	—	(15)
					—	(69)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $368,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,674,103)	3,668,700
Affiliated Issuers (Cost $74,742)	74,756
Total Investments in Securities	3,743,456
Investment in Vanguard	115
Cash Collateral Pledged—Futures Contracts	777
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	1,140
Foreign Currency, at Value (Cost $7,193)	7,102
Receivables for Investment Securities Sold	3,552
Receivables for Accrued Income	27,318
Receivables for Capital Shares Issued	22
Unrealized Appreciation—Forward Currency Contracts	1,278
Total Assets	3,784,760
Liabilities
Due to Custodian	2,751
Payables for Investment Securities Purchased	1,369
Collateral for Securities on Loan	69,534
Payables for Capital Shares Redeemed	236
Payables to Vanguard	341
Variation Margin Payable—Futures Contracts	280
Unrealized Depreciation—Forward Currency Contracts	50
Unrealized Depreciation—Over-the-Counter Swap Contracts	69
Deferred Foreign Capital Gains Taxes	8,865
Total Liabilities	83,495
Net Assets	3,701,265
1 Includes $64,822,000 of securities on loan.
16

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	5,886,107
Total Distributable Earnings (Loss)	(2,184,842)
Net Assets	3,701,265

ETF Shares—Net Assets
Applicable to 83,268,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,402,360
Net Asset Value Per Share—ETF Shares	$40.86

Admiral Shares—Net Assets
Applicable to 11,305,706 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	280,110
Net Asset Value Per Share—Admiral Shares	$24.78

Institutional Shares—Net Assets
Applicable to 227,851 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,795
Net Asset Value Per Share—Institutional Shares	$82.49

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	66,577
Interest[2]	253
Securities Lending—Net	2,276
Total Income	69,106
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative—ETF Shares	1,441
Management and Administrative—Admiral Shares	129
Management and Administrative—Institutional Shares	46
Marketing and Distribution—ETF Shares	47
Marketing and Distribution—Admiral Shares	7
Marketing and Distribution—Institutional Shares	1
Custodian Fees	353
Shareholders’ Reports—ETF Shares	148
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	20
Total Expenses	2,320
Expenses Paid Indirectly	(2)
Net Expenses	2,318
Net Investment Income	66,788
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(176,373)
Futures Contracts	2,556
Swap Contracts	(1,889)
Forward Currency Contracts	169
Foreign Currencies	(770)
Realized Net Gain (Loss)	(176,307)
18

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	607,597
Futures Contracts	586
Swap Contracts	(69)
Forward Currency Contracts	804
Foreign Currencies	(217)
Change in Unrealized Appreciation (Depreciation)	608,701
Net Increase (Decrease) in Net Assets Resulting from Operations	499,182
1	Dividends are net of foreign withholding taxes of $7,773,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $211,000, $1,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $619,000.
4	Includes $4,928,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $5,174,000.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,788	163,979
Realized Net Gain (Loss)	(176,307)	(183,540)
Change in Unrealized Appreciation (Depreciation)	608,701	42,206
Net Increase (Decrease) in Net Assets Resulting from Operations	499,182	22,645
Distributions
ETF Shares	(135,934)	(21,147)
Admiral Shares	(11,574)	(1,898)
Institutional Shares	(6,975)	(898)
Total Distributions	(154,483)	(23,943)
Capital Share Transactions
ETF Shares	(100,250)	(157,325)
Admiral Shares	(25,563)	(33,152)
Institutional Shares	(158,552)	25,326
Net Increase (Decrease) from Capital Share Transactions	(284,365)	(165,151)
Total Increase (Decrease)	60,334	(166,449)
Net Assets
Beginning of Period	3,640,931	3,807,380
End of Period	3,701,265	3,640,931

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.32	$37.45	$57.39	$47.04	$60.79	$52.99
Investment Operations
Net Investment Income[1]	.707	1.641	1.679	2.145	1.761	2.033
Net Realized and Unrealized Gain (Loss) on Investments	4.424	(1.536)	(18.724)	9.312	(11.864)	7.969
Total from Investment Operations	5.131	.105	(17.045)	11.457	(10.103)	10.002
Distributions
Dividends from Net Investment Income	(1.591)	(.235)	(2.895)	(1.107)	(3.647)	(2.202)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.591)	(.235)	(2.895)	(1.107)	(3.647)	(2.202)
Net Asset Value, End of Period	$40.86	$37.32	$37.45	$57.39	$47.04	$60.79
Total Return	13.70%	0.22%	-31.15%	24.47%	-17.71%	19.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,402	$3,198	$3,355	$5,071	$4,219	$5,945
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%[2]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.43%	4.00%	3.48%	3.80%	3.44%	3.54%
Portfolio Turnover Rate[3]	2%	5%	10%	7%	11%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.63	$22.73	$34.80	$28.51	$36.84	$32.11
Investment Operations
Net Investment Income[1]	.427	.995	1.017	1.302	1.079	1.236
Net Realized and Unrealized Gain (Loss) on Investments	2.687	(.954)	(11.332)	5.656	(7.199)	4.828
Total from Investment Operations	3.114	.041	(10.315)	6.958	(6.120)	6.064
Distributions
Dividends from Net Investment Income	(.964)	(.141)	(1.755)	(.668)	(2.210)	(1.334)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.964)	(.141)	(1.755)	(.668)	(2.210)	(1.334)
Net Asset Value, End of Period	$24.78	$22.63	$22.73	$34.80	$28.51	$36.84
Total Return[2]	13.69%	0.12%	-31.06%	24.48%	-17.71%	19.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$280	$280	$313	$499	$421	$617
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%[3]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.41%	4.00%	3.47%	3.80%	3.49%	3.55%
Portfolio Turnover Rate[4]	2%	5%	10%	7%	11%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.34	$75.62	$115.86	$94.98	$122.73	$106.98
Investment Operations
Net Investment Income[1]	1.167	3.320	3.391	4.376	3.646	4.143
Net Realized and Unrealized Gain (Loss) on Investments	9.208[2]	(3.115)	(37.785)[2]	18.763	(24.030)	16.064
Total from Investment Operations	10.375	.205	(34.394)	23.139	(20.384)	20.207
Distributions
Dividends from Net Investment Income	(3.225)	(.485)	(5.846)	(2.259)	(7.366)	(4.457)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.225)	(.485)	(5.846)	(2.259)	(7.366)	(4.457)
Net Asset Value, End of Period	$82.49	$75.34	$75.62	$115.86	$94.98	$122.73
Total Return[3]	13.70%	0.20%	-31.10%	24.44%	-17.71%	19.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$163	$140	$213	$205	$232
Ratio of Total Expenses to Average Net Assets	0.11%[4]	0.11%[4]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.79%	4.02%	3.48%	3.84%	3.55%	3.57%
Portfolio Turnover Rate[5]	2%	5%	10%	7%	11%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
24

Global ex-U.S. Real Estate Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its
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Global ex-U.S. Real Estate Index Fund
counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments
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Global ex-U.S. Real Estate Index Fund
in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of
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Global ex-U.S. Real Estate Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $115,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	174,330	3,487,930	6,355	3,668,615
Warrants	85	—	—	85
Temporary Cash Investments	74,756	—	—	74,756
Total	249,171	3,487,930	6,355	3,743,456
Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Forward Currency Contracts	—	1,278	—	1,278
Total	30	1,278	—	1,308
Liabilities
Futures Contracts[1]	614	—	—	614
Forward Currency Contracts	—	50	—	50
Swap Contracts	—	69	—	69
Total	614	119	—	733
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	30	—	30
Unrealized Appreciation—Forward Currency Contracts	—	1,278	1,278
Total Assets	30	1,278	1,308

Unrealized Depreciation—Futures Contracts[1]	614	—	614
Unrealized Depreciation—Forward Currency Contracts	—	50	50
Unrealized Depreciation— Over-the-Counter Swap Contracts	69	—	69
Total Liabilities	683	50	733
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,556	—	2,556
Swap Contracts	(1,889)	—	(1,889)
Forward Currency Contracts	—	169	169
Realized Net Gain (Loss) on Derivatives	667	169	836
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	586	—	586
Swap Contracts	(69)	—	(69)
Forward Currency Contracts	—	804	804
Change in Unrealized Appreciation (Depreciation) on Derivatives	517	804	1,321
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,787,247
Gross Unrealized Appreciation	343,845
Gross Unrealized Depreciation	(1,386,992)
Net Unrealized Appreciation (Depreciation)	(1,043,147)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $986,169,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $63,831,000 of investment securities and sold $345,765,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $102,001,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Global ex-U.S. Real Estate Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	17,917	453	77,245	1,944
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(118,167)	(2,900)	(234,570)	(5,800)
Net Increase (Decrease)—ETF Shares	(100,250)	(2,447)	(157,325)	(3,856)
Admiral Shares
Issued[1]	14,012	561	38,297	1,497
Issued in Lieu of Cash Distributions	9,509	377	1,549	61
Redeemed[2]	(49,084)	(1,987)	(72,998)	(2,958)
Net Increase (Decrease)—Admiral Shares	(25,563)	(1,049)	(33,152)	(1,400)
Institutional Shares
Issued[1]	389	—	25,220	309
Issued in Lieu of Cash Distributions	1,012	12	151	2
Redeemed[2]	(159,953)	(1,947)	(45)	—
Net Increase (Decrease)—Institutional Shares	(158,552)	(1,935)	25,326	311
1	Includes purchase fees for fiscal 2024 and 2023 of $35,000 and $159,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $512,000 and $173,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2024, one shareholder was a record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
32

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ex-U.S. Real Estate Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
34

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7382 062024

Semiannual Report  |  April 30, 2024
Vanguard Emerging Markets Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	65
Liquidity Risk Management	67

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,135.30	$1.54
FTSE Emerging Markets ETF Shares	1,000.00	1,136.70	0.43
Admiral™ Shares	1,000.00	1,136.20	0.74
Institutional Shares	1,000.00	1,136.20	0.53
Institutional Plus Shares	1,000.00	1,136.80	0.43
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.42	$1.46
FTSE Emerging Markets ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.17	0.70
Institutional Shares	1,000.00	1,024.37	0.50
Institutional Plus Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Emerging Markets Stock Index Fund
Fund Allocation
As of April 30, 2024

China	27.9%
India	23.0
Taiwan	19.7
Brazil	5.7
Saudi Arabia	4.5
South Africa	3.1
Mexico	2.9
Thailand	2.1
Indonesia	1.9
Malaysia	1.9
United Arab Emirates	1.5
Turkey	1.3
Other	4.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Brazil (4.3%)
	Vale SA	50,610,461	616,866
	Petroleo Brasileiro SA	50,245,156	428,273
	B3 SA - Brasil Bolsa Balcao	74,817,151	155,467
	WEG SA	19,817,150	150,939
	Ambev SA	58,180,796	136,135
	Centrais Eletricas Brasileiras SA	18,100,945	131,977
	Banco do Brasil SA	22,936,398	121,118
	Banco BTG Pactual SA	17,563,435	112,972
	Localiza Rent a Car SA	11,329,853	106,980
	Suzano SA	9,399,433	105,822
	PRIO SA	8,960,793	82,833
	JBS SA	18,036,381	81,418
	Itau Unibanco Holding SA ADR	12,915,007	78,136
	Raia Drogasil SA	14,837,370	73,092
	Equatorial Energia SA	11,793,417	69,476
	Vibra Energia SA	14,899,166	67,314
*	Rumo SA	16,706,848	64,863
	BB Seguridade Participacoes SA	9,021,448	55,943
	Ultrapar Participacoes SA	11,094,992	55,234
	Telefonica Brasil SA	5,861,900	53,442
*	Embraer SA	8,289,418	53,240
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,390,283	52,768
[1]	Rede D'Or Sao Luiz SA	10,358,968	51,869
	Banco Bradesco SA	20,367,725	48,482
	Petroleo Brasileiro SA ADR	2,924,752	47,147
	Klabin SA	10,618,829	47,117
*,1	Hapvida Participacoes e Investimentos SA	63,653,892	45,234
	Cosan SA	16,092,521	44,937
	Natura & Co. Holding SA	12,851,998	41,061
*	Sendas Distribuidora SA	16,107,855	40,699
	Lojas Renner SA	12,698,859	37,491
	CCR SA	14,943,197	35,483
	TIM SA	9,493,313	32,195
	TOTVS SA	5,979,450	31,713
*	Hypera SA	5,364,386	30,497
	Energisa SA	3,323,979	28,870
*	BRF SA	8,768,909	28,506
*	XP Malls Fundo de Investimento Imobiliario-FII	1,258,339	28,186
	Allos SA	6,346,338	25,519
	Santos Brasil Participacoes SA	9,484,006	24,803
*	Kinea Renda Imobiliaria FII	681,903	21,535
	Itau Unibanco Holding SA	3,945,912	20,761
[1]	GPS Participacoes e Empreendimentos SA	5,676,618	20,498
*	3R Petroleum Oleo E Gas SA	3,168,707	20,241
	Banco Bradesco SA ADR	7,383,891	19,937
	Transmissora Alianca de Energia Eletrica SA	2,901,192	19,678
	Kinea Indice de Precos FII	1,028,773	19,218
	Engie Brasil Energia SA	2,399,716	18,902
	Caixa Seguridade Participacoes SA	6,092,300	18,373
[2]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	18,228
*	Eneva SA	7,608,598	18,140
[2]	Banco Santander Brasil SA ADR	3,101,965	17,247
	CSHG Logistica FI Imobiliario	530,965	17,039
	Cielo SA	15,654,286	16,792
*	Cia De Sanena Do Parana	3,298,930	16,347
		Shares	Market Value• ($000)
*	Multiplan Empreendimentos Imobiliarios SA	3,620,945	15,962
	Cia Siderurgica Nacional SA	5,818,182	15,597
	CPFL Energia SA	2,494,847	15,327
[2]	Companhia Paranaense de Energia ADR	2,154,491	15,168
	Atacadao SA	7,042,575	15,150
	Companhia Paranaense de Energia	9,531,419	15,052
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,802,338	14,865
	Porto Seguro SA	2,501,436	14,433
	FII BTLG	681,545	13,322
	Tres Tentos Agroindustrial SA	6,498,171	12,664
	Sao Martinho SA	2,150,787	11,842
	Neoenergia SA	3,142,659	11,608
	Petroreconcavo SA	2,732,196	11,465
	XP MALLS FDO INV IMOB FII	504,706	11,305
	Fleury SA	3,949,960	11,015
	YDUQS Participacoes SA	3,886,950	10,921
	Banco Santander Brasil SA	1,956,277	10,888
	M Dias Branco SA	1,665,845	10,888
	Kinea Rendimentos Imobiliarios FII	530,525	10,729
	Kinea Renda Imobiliaria FII (BVMF)	339,410	10,718
	Auren Energia SA	4,740,186	10,580
*	Cogna Educacao SA	24,835,300	10,379
	SLC Agricola SA	2,689,666	9,888
	Cia de Saneamento de Minas Gerais Copasa MG	2,586,170	9,752
*	Embraer SA ADR	377,687	9,650
*	IRB-Brasil Resseguros SA	1,116,777	9,136
	Vinci Shopping Centers FII	379,262	8,786
	Arezzo Industria e Comercio SA	863,767	8,637
	Odontoprev SA	3,685,374	8,481
*	Marfrig Global Foods SA	4,632,622	8,431
*	Cia Energetica de Minas Gerais ADR	3,337,775	8,011
	Alupar Investimento SA	1,462,790	7,843
	Wilson Sons SA	2,403,534	7,776
*	Grupo Mateus SA	5,441,108	7,775
	FII Iridium	528,384	7,700
	XP Log FII	381,691	7,699
	Capitania Securities II FII	4,490,000	7,410
	Smartfit Escola de Ginastica e Danca SA	1,573,300	7,329
	Grupo De Moda Soma SA	6,136,990	7,174
*	Serena Energia SA	4,419,547	6,996
	AES Brasil Energia SA	3,811,600	6,951
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	6,936
	CSN Mineracao SA	7,209,614	6,859
	Maxi Renda FII	3,327,949	6,685
*	MRV Engenharia e Participacoes SA	5,081,313	6,556
	Direcional Engenharia SA	1,437,131	6,454
	Dexco SA	4,587,118	6,387
[2]	Cia Siderurgica Nacional SA ADR	2,272,001	6,112
	Fii UBS Br Receb Imob	360,000	6,108
	Mills Locacao Servicos e Logistica SA	2,374,459	6,068
	CSHG Renda Urbana FII	227,000	5,921
	Hedge Brasil Shopping FII	136,371	5,848
*	Log-in Logistica Intermodal SA	769,300	5,734
	Grendene SA	4,621,397	5,482
	Vivara Participacoes SA	1,270,700	5,423
	Enauta Participacoes SA	1,027,730	5,407
4

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Magazine Luiza SA	20,306,613	5,319
	Tupy SA	958,992	4,807
	Fras-Le SA	1,379,772	4,791
*,2	Sendas Distribuidora SA ADR	371,679	4,731
*	Hidrovias do Brasil SA	5,523,700	4,670
	TIM SA ADR	270,227	4,602
*	Oncoclinicas do Brasil Servicos Medicos SA	3,221,655	4,566
	SIMPAR SA	4,098,800	4,562
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	4,301
	Minerva SA	3,611,757	4,257
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	4,248
	Iochpe Maxion SA	1,789,849	4,240
*	Pet Center Comercio e Participacoes SA	4,653,795	4,221
	Cury Construtora e Incorporadora SA	1,102,800	4,163
	Vulcabras SA	1,282,435	3,910
	Mahle Metal Leve SA	647,073	3,818
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	3,808
	JHSF Participacoes SA	4,590,500	3,801
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	3,795
[1]	LWSA SA	4,218,744	3,737
*,2	Companhia Paranaense de Energia ADR (XNYS)	538,622	3,393
*	Diagnosticos da America SA	3,728,865	3,375
	Gerdau SA ADR	834,086	2,903
*	Anima Holding SA	4,283,775	2,788
	Grupo SBF SA	1,292,568	2,768
	LOG Commercial Properties e Participacoes SA	620,218	2,595
	Movida Participacoes SA	1,886,350	2,565
*,2	Braskem SA Class A ADR	307,642	2,523
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,416
	Ambipar Participacoes e Empreendimentos SA	1,202,848	2,316
*	Zamp SA	3,092,911	2,299
	Camil Alimentos SA	1,402,600	2,266
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,120
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	2,010
	Armac Locacao Logistica E Servicos SA	984,150	1,981
	Cia Energetica de Minas Gerais	860,340	1,895
*	Cia Brasileira de Distribuicao	3,342,791	1,886
	Lojas Quero-Quero SA	2,323,329	1,861
*	Cia Brasileira de Aluminio	1,845,901	1,838
	Bradespar SA	434,936	1,610
	FII Hectare Ce	252,262	1,569
*	CM Hospitalar SA	1,611,350	1,564
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,535
	Hospital Mater Dei SA	1,296,626	1,418
*	Grupo Casas Bahia SA	1,063,423	1,403
	Empreendimentos Pague Menos SA	2,713,115	1,322
	Blau Farmaceutica SA	609,500	1,182
*,2	Cia Brasileira de Distribuicao ADR	354,344	183
			4,478,267
Chile (0.5%)
	Banco de Chile	583,733,966	64,755
	Empresas Copec SA	6,566,136	46,857
	Banco de Credito e Inversiones SA	1,206,537	35,190
	Empresas CMPC SA	16,283,476	32,158
*	Latam Airlines Group SA	2,270,756,173	30,725
	Cencosud SA	17,646,400	30,238
*	Falabella SA	10,610,375	28,403
	Banco Santander Chile	616,414,810	27,930
	Enel Americas SA	253,179,878	23,734
	Enel Chile SA	317,510,905	18,851
	Cia Sud Americana de Vapores SA	231,607,847	18,069
	Parque Arauco SA	9,436,180	14,203
		Shares	Market Value• ($000)
	Quinenco SA	3,647,526	12,708
	Colbun SA	95,665,442	12,285
	Cia Cervecerias Unidas SA	1,806,736	11,085
	Banco Itau Chile SA	995,355	10,471
	Cencosud Shopping SA	6,728,870	10,429
	Aguas Andinas SA Class A	34,572,672	9,867
	Banco Santander Chile ADR	541,175	9,730
[2]	Sociedad Quimica y Minera de Chile SA ADR	181,369	8,287
*	CAP SA	1,015,255	7,259
	SMU SA	38,038,270	7,053
	Empresa Nacional de Telecomunicaciones SA	1,887,709	6,489
	Plaza SA	4,153,663	6,040
*	Engie Energia Chile SA	6,987,554	5,735
	Inversiones Aguas Metropolitanas SA	6,741,307	5,210
	Sociedad de Inversiones Oro Blanco SA	673,291,835	4,792
	Vina Concha y Toro SA	3,167,079	4,223
	Inversiones La Construccion SA	449,396	3,932
	Ripley Corp. SA	14,504,765	3,237
	SONDA SA	7,171,699	3,179
	Enel Chile SA ADR	235,144	694
			513,818
China (27.7%)
	Tencent Holdings Ltd.	82,115,344	3,603,484
	Alibaba Group Holding Ltd.	226,195,960	2,117,887
*	PDD Holdings Inc. ADR	8,048,744	1,007,542
*,1	Meituan Class B	71,182,286	971,961
	China Construction Bank Corp. Class H	1,243,401,103	804,469
	Industrial & Commercial Bank of China Ltd. Class H	1,050,460,614	563,287
	Bank of China Ltd. Class H	1,102,390,735	494,412
	JD.com Inc. Class A	31,463,893	453,343
	NetEase Inc.	23,960,811	449,137
*,1	Xiaomi Corp. Class B	195,086,600	425,275
*	Baidu Inc. Class A	29,833,515	386,511
	Ping An Insurance Group Co. of China Ltd. Class H	83,147,313	376,831
	BYD Co. Ltd. Class H	13,037,316	357,387
*	Trip.com Group Ltd.	7,048,453	343,312
	Kweichow Moutai Co. Ltd. Class A	1,120,850	262,787
	PetroChina Co. Ltd. Class H	276,694,227	257,807
*,1	Kuaishou Technology	34,802,400	243,990
	China Merchants Bank Co. Ltd. Class H	51,955,795	225,013
	China Petroleum & Chemical Corp. Class H	332,358,822	198,386
	ANTA Sports Products Ltd.	16,682,805	188,866
*	Li Auto Inc. Class A	14,337,123	187,844
	China Shenhua Energy Co. Ltd. Class H	45,187,360	187,549
	Agricultural Bank of China Ltd. Class H	398,379,343	177,642
	Yum China Holdings Inc.	4,651,300	174,124
	Zijin Mining Group Co. Ltd. Class H	75,447,097	164,586
*	New Oriental Education & Technology Group Inc.	20,239,850	160,825
[1]	Nongfu Spring Co. Ltd. Class H	23,255,400	136,624
	China Resources Land Ltd.	36,606,825	131,632
	China Life Insurance Co. Ltd. Class H	98,685,734	129,962
	KE Holdings Inc. ADR	8,356,500	126,350
	Haier Smart Home Co. Ltd. Class H	31,166,055	115,440
	PICC Property & Casualty Co. Ltd. Class H	89,696,207	111,437
	Contemporary Amperex Technology Co. Ltd. Class A	3,926,109	109,808
	H World Group Ltd.	28,499,530	106,037
*	Tencent Music Entertainment Group ADR	8,294,665	104,098
*	BeiGene Ltd.	8,541,400	101,323
	Shenzhou International Group Holdings Ltd.	10,058,041	98,863
	China Resources Beer Holdings Co. Ltd.	20,914,124	95,328
*,1	Innovent Biologics Inc.	19,378,320	93,810
	China Overseas Land & Investment Ltd.	51,000,841	93,784
	CSPC Pharmaceutical Group Ltd.	111,096,529	91,225

5

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Geely Automobile Holdings Ltd.	71,958,743	86,607
	ENN Energy Holdings Ltd.	10,121,955	86,243
	Kanzhun Ltd. ADR	4,310,593	85,307
	China Mengniu Dairy Co. Ltd.	40,929,920	84,785
*,1	Wuxi Biologics Cayman Inc.	47,275,066	81,896
*,2	NIO Inc. Class A	17,289,918	81,687
	China Merchants Bank Co. Ltd. Class A	17,003,128	80,223
	CITIC Ltd.	83,505,026	79,029
	China Pacific Insurance Group Co. Ltd. Class H	35,844,992	78,539
	Li Ning Co. Ltd.	29,825,574	78,079
	China Yangtze Power Co. Ltd. Class A	21,659,179	77,058
	Full Truck Alliance Co. Ltd. ADR	8,888,759	76,532
[1]	Postal Savings Bank of China Co. Ltd. Class H	141,621,010	73,381
[1]	China Tower Corp. Ltd. Class H	621,044,936	72,699
	Wuliangye Yibin Co. Ltd. Class A	3,460,100	71,555
	Bank of Communications Co. Ltd. Class H	97,215,609	70,001
*,2	XPeng Inc. Class A	17,224,665	69,832
	Vipshop Holdings Ltd. ADR	4,526,027	68,071
	China CITIC Bank Corp. Ltd. Class H	111,786,476	65,399
	COSCO SHIPPING Holdings Co. Ltd. Class H	50,277,605	65,051
*	TAL Education Group ADR	5,230,354	62,973
	Yankuang Energy Group Co. Ltd. Class H	28,845,034	62,576
	China Resources Power Holdings Co. Ltd.	25,077,149	62,363
	Ping An Insurance Group Co. of China Ltd. Class A	9,733,700	55,329
	Agricultural Bank of China Ltd. Class A	88,217,895	53,545
	Tsingtao Brewery Co. Ltd. Class H	7,293,786	52,562
[1]	CGN Power Co. Ltd. Class H	154,374,514	51,763
	Zijin Mining Group Co. Ltd. Class A	21,090,940	50,776
	Industrial & Commercial Bank of China Ltd. Class A	67,644,076	50,667
	Great Wall Motor Co. Ltd. Class H	32,550,875	49,189
	Weichai Power Co. Ltd. Class H	23,807,294	48,647
	BYD Co. Ltd. Class A	1,606,177	48,221
	Kunlun Energy Co. Ltd.	49,320,541	47,810
	CMOC Group Ltd. Class H	50,867,171	47,724
*,1	JD Health International Inc.	13,719,640	46,795
[1]	Haidilao International Holding Ltd.	20,315,000	45,835
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,083,468	45,492
*,2	Bilibili Inc.	3,552,121	45,105
	Sino Biopharmaceutical Ltd.	130,211,444	44,493
	Yangzijiang Shipbuilding Holdings Ltd.	34,043,098	43,698
	Industrial Bank Co. Ltd. Class A	18,626,266	43,263
	Sinopharm Group Co. Ltd. Class H	16,680,225	42,124
	Sunny Optical Technology Group Co. Ltd.	8,664,775	41,918
	China Hongqiao Group Ltd.	29,871,000	41,218
*	Tongcheng Travel Holdings Ltd.	15,590,000	41,031
	GCL Technology Holdings Ltd.	275,326,000	40,779
*	Kingdee International Software Group Co. Ltd.	38,603,284	40,727
*,1	Akeso Inc.	6,530,000	39,958
	People's Insurance Co. Group of China Ltd. Class H	119,967,422	39,376
	CITIC Securities Co. Ltd. Class H	24,664,938	39,269
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,088,966	39,219
[1]	Pop Mart International Group Ltd.	9,144,400	39,133
[1]	Longfor Group Holdings Ltd.	26,287,101	38,935
	Xinyi Solar Holdings Ltd.	56,538,000	38,902
	China Resources Gas Group Ltd.	11,846,805	37,234
	Kingsoft Corp. Ltd.	11,390,278	37,007
	Foxconn Industrial Internet Co. Ltd. Class A	11,136,090	36,794
	Aluminum Corp. of China Ltd. Class H	54,883,237	36,399
	China Gas Holdings Ltd.	38,759,293	36,292
	Anhui Conch Cement Co. Ltd. Class H	15,578,635	36,143
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,689,472	36,128
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	5,979,200	35,798
		Shares	Market Value• ($000)
*	Huaneng Power International Inc. Class H	56,014,822	35,654
	BYD Electronic International Co. Ltd.	10,302,529	34,707
	Wanhua Chemical Group Co. Ltd. Class A	2,812,957	34,461
	China Shenhua Energy Co. Ltd. Class A	6,251,868	34,339
	Jiangxi Copper Co. Ltd. Class H	16,635,722	33,881
	China Minsheng Banking Corp. Ltd. Class H	92,110,094	33,701
	Luzhou Laojiao Co. Ltd. Class A	1,312,129	33,585
	Bank of Communications Co. Ltd. Class A	35,008,739	33,205
	Brilliance China Automotive Holdings Ltd.	38,334,000	31,832
*,1	Giant Biogene Holding Co. Ltd.	5,211,400	31,752
	PetroChina Co. Ltd. Class A	22,414,369	31,621
	China Railway Group Ltd. Class H	63,465,604	31,318
*,1,2	SenseTime Group Inc. Class B	203,885,000	31,262
	China Longyuan Power Group Corp. Ltd. Class H	44,444,493	31,135
	Hengan International Group Co. Ltd.	9,206,026	30,906
*,1,2	Zhejiang Leapmotor Technology Co. Ltd.	8,867,900	30,471
	Muyuan Foods Co. Ltd. Class A	4,900,798	29,468
	China Galaxy Securities Co. Ltd. Class H	54,279,375	29,401
	CRRC Corp. Ltd. Class H	53,249,000	29,393
	Shaanxi Coal Industry Co. Ltd. Class A	8,660,097	29,328
	China Oilfield Services Ltd. Class H	27,400,880	29,300
	Anhui Gujing Distillery Co. Ltd. Class B	1,784,088	29,243
[1]	China Feihe Ltd.	53,217,000	29,103
[1]	Yadea Group Holdings Ltd.	15,008,000	28,870
*	Alibaba Health Information Technology Ltd.	77,258,112	28,839
	Zhaojin Mining Industry Co. Ltd. Class H	17,797,667	28,662
*	iQIYI Inc. ADR	5,897,276	28,602
	China Coal Energy Co. Ltd. Class H	28,265,653	28,473
[1]	Hansoh Pharmaceutical Group Co. Ltd.	12,745,000	28,163
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,379,508	27,963
	China State Construction Engineering Corp. Ltd. Class A	37,718,030	27,860
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,731,779	27,711
	Qifu Technology Inc. Class A ADR	1,507,622	27,574
	Bosideng International Holdings Ltd.	47,537,764	27,518
	Tingyi Cayman Islands Holding Corp.	24,928,000	27,513
[1]	China Resources Mixc Lifestyle Services Ltd.	7,754,600	27,294
	Bank of China Ltd. Class A	42,898,397	27,142
	MINISO Group Holding Ltd.	4,780,112	26,965
[1]	China International Capital Corp. Ltd. Class H	22,349,940	26,951
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,751,996	26,727
	China Power International Development Ltd.	65,879,063	26,585
	Ping An Bank Co. Ltd. Class A	17,417,104	25,886
	Haitong Securities Co. Ltd. Class H	53,925,670	25,756
	Luxshare Precision Industry Co. Ltd. Class A	6,411,669	25,700
[1]	Topsports International Holdings Ltd.	36,994,000	25,691
	East Money Information Co. Ltd. Class A	14,235,242	25,534
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	21,406,261	25,104
	China State Construction International Holdings Ltd.	23,736,728	25,045
	Haitian International Holdings Ltd.	7,686,180	25,033
*,1	JD Logistics Inc.	22,287,946	24,123
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,389,570	23,707
	NARI Technology Co. Ltd. Class A	7,256,917	23,470
	China National Building Material Co. Ltd. Class H	60,173,473	23,283
	CITIC Securities Co. Ltd. Class A	8,768,393	22,857
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,737,954	22,611
	Haier Smart Home Co. Ltd. Class A	5,382,707	22,393
	SF Holding Co. Ltd. Class A	4,426,403	22,079
	China Petroleum & Chemical Corp. Class A	25,200,701	22,037
	Sinotruk Hong Kong Ltd.	8,849,967	22,025
	China Merchants Port Holdings Co. Ltd.	16,606,671	21,931

6

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	RLX Technology Inc. ADR	10,994,659	21,330
	Kingboard Holdings Ltd.	9,693,608	21,304
	CRRC Corp. Ltd. Class A	22,032,189	21,213
	Yum China Holdings Inc. (XHKG)	579,219	21,147
[1,2]	Smoore International Holdings Ltd.	24,234,000	21,106
*	ZTE Corp. Class H	9,763,039	21,043
	Shandong Gold Mining Co. Ltd. Class A	5,312,816	21,007
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,845,444	20,918
	NAURA Technology Group Co. Ltd. Class A	474,600	20,782
*,2	Zai Lab Ltd.	12,861,320	20,672
	C&D International Investment Group Ltd.	10,304,966	20,413
	Gree Electric Appliances Inc. of Zhuhai Class A	3,515,620	20,395
	Beijing Enterprises Holdings Ltd.	6,346,267	20,318
	China CSSC Holdings Ltd. Class A	4,032,029	20,259
	Guangdong Investment Ltd.	38,696,021	20,213
	Fuyao Glass Industry Group Co. Ltd. Class A	2,937,985	20,200
	Chinasoft International Ltd.	33,533,155	20,164
	Guangzhou Automobile Group Co. Ltd. Class H	47,994,820	19,828
[1]	3SBio Inc.	24,510,586	19,593
	China Everbright Environment Group Ltd.	48,088,203	19,499
	China National Nuclear Power Co. Ltd. Class A	15,207,123	19,387
	Shanghai Baosight Software Co. Ltd. Class B	8,984,046	19,192
	Shenzhen Inovance Technology Co. Ltd. Class A	2,332,828	19,130
*	Genscript Biotech Corp.	12,916,320	19,047
	Sungrow Power Supply Co. Ltd. Class A	1,333,292	18,934
*,1	China Literature Ltd.	5,293,364	18,908
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	4,580,684	18,906
	New China Life Insurance Co. Ltd. Class H	9,823,712	18,840
	China Tourism Group Duty Free Corp. Ltd. Class A	1,831,602	18,792
	Bank of Ningbo Co. Ltd. Class A	5,932,647	18,732
	China Pacific Insurance Group Co. Ltd. Class A	5,276,660	18,702
	Autohome Inc. ADR	716,424	18,412
[2]	Country Garden Services Holdings Co. Ltd.	27,430,827	18,300
	Weichai Power Co. Ltd. Class A	7,606,848	18,249
*,2	Hollysys Automation Technologies Ltd.	780,568	18,179
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,785,042	18,073
	Sany Heavy Industry Co. Ltd. Class A	8,015,643	18,010
	China Everbright Bank Co. Ltd. Class A	41,064,894	17,855
	Far East Horizon Ltd.	23,861,130	17,712
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	541,081	17,711
	China Taiping Insurance Holdings Co. Ltd.	19,307,800	17,653
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,346,150	17,621
	Bank of Jiangsu Co. Ltd. Class A	15,779,597	17,591
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,224,802	17,547
	Beijing Kingsoft Office Software Inc. Class A	413,289	17,505
	WuXi AppTec Co. Ltd. Class A	2,887,502	17,350
[1]	Huatai Securities Co. Ltd. Class H	14,669,608	17,349
	Jiangsu Expressway Co. Ltd. Class H	17,616,976	17,277
	Fosun International Ltd.	28,934,625	17,071
[1]	WuXi AppTec Co. Ltd. Class H	3,784,919	17,036
	LONGi Green Energy Technology Co. Ltd. Class A	6,798,162	17,022
[2]	China Vanke Co. Ltd. Class H	28,791,500	16,886
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,943,593	16,724
*	Seres Group Co. Ltd. Class A	1,331,728	16,598
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,651,426	16,557
	China United Network Communications Ltd. Class A	25,590,644	16,503
*,2	China Ruyi Holdings Ltd.	65,886,709	16,503
	Zhongsheng Group Holdings Ltd.	8,902,906	16,237
		Shares	Market Value• ($000)
	BOE Technology Group Co. Ltd. Class A	26,989,354	16,200
	TravelSky Technology Ltd. Class H	12,429,867	16,147
	Baoshan Iron & Steel Co. Ltd. Class A	16,842,278	16,129
	Minth Group Ltd.	9,431,006	16,076
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,399,040	15,833
	Guotai Junan Securities Co. Ltd. Class A	8,357,868	15,820
	Zhongji Innolight Co. Ltd. Class A	613,423	15,462
	China Communications Services Corp. Ltd. Class H	32,162,821	15,375
	Aier Eye Hospital Group Co. Ltd. Class A	8,574,518	15,229
	Flat Glass Group Co. Ltd. Class H	6,307,000	15,192
	SAIC Motor Corp. Ltd. Class A	7,401,778	15,156
	Shenwan Hongyuan Group Co. Ltd. Class A	23,261,555	15,052
*,1	Hua Hong Semiconductor Ltd.	7,633,606	15,044
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,778,932	15,016
	SDIC Power Holdings Co. Ltd. Class A	6,754,007	14,945
	Huatai Securities Co. Ltd. Class A	7,832,281	14,812
	AviChina Industry & Technology Co. Ltd. Class H	34,374,476	14,784
	Shenzhen International Holdings Ltd.	18,431,978	14,742
	Will Semiconductor Co. Ltd. Shanghai Class A	1,053,720	14,724
	China Minsheng Banking Corp. Ltd. Class A	26,941,074	14,689
	ZTE Corp. Class A	3,732,179	14,666
	Fufeng Group Ltd.	20,072,495	14,646
	Bank of Beijing Co. Ltd. Class A	19,016,535	14,638
	China Three Gorges Renewables Group Co. Ltd. Class A	22,533,700	14,571
	China Medical System Holdings Ltd.	16,211,584	14,475
	Zhejiang Expressway Co. Ltd. Class H	21,917,877	14,331
	Shenzhen Transsion Holdings Co. Ltd. Class A	722,514	14,309
[1]	China Resources Pharmaceutical Group Ltd.	21,964,126	14,203
	Postal Savings Bank of China Co. Ltd. Class A	20,930,400	13,851
	China Conch Venture Holdings Ltd.	18,943,018	13,817
	Beijing Enterprises Water Group Ltd.	54,460,691	13,736
	Greentown China Holdings Ltd.	15,625,219	13,700
	Hisense Home Appliances Group Co. Ltd. Class H	3,254,000	13,611
	China Railway Group Ltd. Class A	15,016,893	13,564
*,2	Sunac China Holdings Ltd.	77,526,000	13,559
	China Nonferrous Mining Corp. Ltd.	14,979,000	13,540
	Bank of Shanghai Co. Ltd. Class A	13,344,794	13,444
[2]	Yihai International Holding Ltd.	6,440,648	13,275
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,996,539	13,268
	Dongyue Group Ltd.	14,984,339	13,213
	Daqin Railway Co. Ltd. Class A	13,800,580	13,182
[2]	JinkoSolar Holding Co. Ltd. ADR	545,605	13,160
*	Daqo New Energy Corp. ADR	684,250	13,138
	GF Securities Co. Ltd. Class A	7,222,755	13,134
	Poly Developments & Holdings Group Co. Ltd. Class A	10,684,122	13,109
	Huaxia Bank Co. Ltd. Class A	14,077,231	13,028
	Chongqing Changan Automobile Co. Ltd. Class B	26,283,581	12,983
	Yuexiu Property Co. Ltd.	21,541,431	12,856
	Chongqing Changan Automobile Co. Ltd. Class A	6,345,402	12,833
	Iflytek Co. Ltd. Class A	2,071,809	12,808
	China Everbright Bank Co. Ltd. Class H	42,094,956	12,753
	Sinopec Engineering Group Co. Ltd. Class H	19,619,064	12,637
	CSC Financial Co. Ltd. Class A	4,035,310	12,387
	AECC Aviation Power Co. Ltd. Class A	2,526,379	12,312
	Bank of Nanjing Co. Ltd. Class A	9,565,844	12,304
*,2	Gaotu Techedu Inc. ADR	1,872,121	12,225
	Atour Lifestyle Holdings Ltd. ADR	678,163	12,092
	Sinotrans Ltd. Class H	25,207,836	12,084
	Tongwei Co. Ltd. Class A	4,040,585	12,076

7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	JOYY Inc. ADR	369,276	12,046
	SSY Group Ltd.	19,741,775	12,015
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	11,910
*,2	Air China Ltd. Class H	23,689,808	11,877
	Gushengtang Holdings Ltd.	1,992,800	11,820
[2]	Kingboard Laminates Holdings Ltd.	13,795,299	11,817
	Hisense Home Appliances Group Co. Ltd. Class A	2,214,184	11,784
	Anhui Conch Cement Co. Ltd. Class A	3,699,428	11,717
	Focus Media Information Technology Co. Ltd. Class A	13,038,248	11,670
*	Shanghai International Airport Co. Ltd. Class A	2,239,588	11,616
	Anhui Gujing Distillery Co. Ltd. Class A	310,581	11,607
	Uni-President China Holdings Ltd.	15,132,000	11,605
	Lao Feng Xiang Co. Ltd. Class B	2,904,430	11,558
*,1,2	East Buy Holding Ltd.	5,457,500	11,538
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	1,309,300	11,530
	Orient Securities Co. Ltd. Class A	9,997,181	11,486
	Yunnan Baiyao Group Co. Ltd. Class A	1,450,959	11,448
	GD Power Development Co. Ltd. Class A	16,163,231	11,422
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	11,302
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	11,249
	Tianli International Holdings Ltd.	15,629,000	11,117
	CMOC Group Ltd. Class A	9,034,131	11,108
*,2,3	Country Garden Holdings Co. Ltd.	178,865,995	11,090
	China CITIC Bank Corp. Ltd. Class A	11,606,616	11,003
*	Alibaba Pictures Group Ltd.	184,459,250	10,986
	Guangdong Haid Group Co. Ltd. Class A	1,584,926	10,906
[1]	CSC Financial Co. Ltd. Class H	14,286,500	10,902
	Power Construction Corp. of China Ltd. Class A	15,437,210	10,801
	Hello Group Inc. ADR	1,849,904	10,785
*,2	Canadian Solar Inc.	663,060	10,748
	China Overseas Property Holdings Ltd.	17,657,311	10,740
	Dongfeng Motor Group Co. Ltd. Class H	29,489,430	10,694
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,873,785	10,685
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,542,795	10,664
	China Cinda Asset Management Co. Ltd. Class H	117,243,276	10,566
*	TCL Technology Group Corp. Class A	16,028,394	10,537
	China Energy Engineering Corp. Ltd. Class A	34,580,456	10,485
[1]	China Railway Signal & Communication Corp. Ltd. Class H	26,932,798	10,438
	Grand Pharmaceutical Group Ltd.	18,855,210	10,408
	China Merchants Securities Co. Ltd. Class A	5,155,460	10,384
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	10,345
[1]	SciClone Pharmaceuticals Holdings Ltd.	4,523,000	10,333
[1,2]	Meitu Inc.	25,122,936	10,308
	Lufax Holding Ltd. ADR	2,341,388	10,279
*,2	China Southern Airlines Co. Ltd. Class H	28,351,638	10,251
	Tsingtao Brewery Co. Ltd. Class A	907,197	10,239
	Sichuan Chuantou Energy Co. Ltd. Class A	4,388,877	10,151
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	10,118
*,1	Cloud Music Inc.	816,300	10,098
	China Suntien Green Energy Corp. Ltd. Class H	24,524,823	10,052
[1]	China Merchants Securities Co. Ltd. Class H	11,917,456	9,905
	Bank of Hangzhou Co. Ltd. Class A	5,544,979	9,872
	FinVolution Group ADR	2,066,783	9,859
*	Citic Pacific Special Steel Group Co. Ltd. Class A	4,560,199	9,795
	Xtep International Holdings Ltd.	15,496,791	9,794
	Founder Securities Co. Ltd. Class A	7,904,103	9,766
		Shares	Market Value• ($000)
*,2	Microport Scientific Corp.	12,226,843	9,724
*	GDS Holdings Ltd. Class A	9,554,344	9,705
*,2	EHang Holdings Ltd. ADR	543,305	9,682
	COSCO SHIPPING Ports Ltd.	15,617,359	9,584
	Eve Energy Co. Ltd. Class A	1,878,492	9,580
	Aluminum Corp. of China Ltd. Class A	9,376,800	9,573
*	Nine Dragons Paper Holdings Ltd.	21,623,910	9,554
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	209,467,000	9,427
	TBEA Co. Ltd. Class A	4,812,375	9,370
	GF Securities Co. Ltd. Class H	9,367,400	9,332
	Everbright Securities Co. Ltd. Class A	4,075,410	9,278
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,460,140	9,195
	China Vanke Co. Ltd. Class A	9,000,295	9,161
	Lens Technology Co. Ltd. Class A	4,624,054	9,089
	China Galaxy Securities Co. Ltd. Class A	5,309,195	9,079
	Shougang Fushan Resources Group Ltd.	23,814,000	9,072
	China Merchants Energy Shipping Co. Ltd. Class A	7,613,603	8,955
*,1,2	ZJLD Group Inc.	6,602,000	8,926
	China International Marine Containers Group Co. Ltd. Class H	10,445,566	8,836
*,1,2	Keymed Biosciences Inc.	2,057,500	8,831
*,1,2	Luye Pharma Group Ltd.	24,981,956	8,803
	Shanghai Industrial Holdings Ltd.	6,260,289	8,740
	Fu Shou Yuan International Group Ltd.	12,898,913	8,732
	Ningbo Tuopu Group Co. Ltd. Class A	1,003,473	8,635
	Sany Heavy Equipment International Holdings Co. Ltd.	12,246,954	8,606
*	Cambricon Technologies Corp. Ltd. Class A	371,327	8,568
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	8,565
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,072,263	8,505
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,046,449	8,499
	COSCO SHIPPING Holdings Co. Ltd. Class A	5,198,438	8,448
	China Construction Bank Corp. Class A	8,524,010	8,370
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,065,164	8,351
[2]	Weibo Corp. ADR	968,392	8,348
[1]	Shandong Gold Mining Co. Ltd. Class H	3,861,450	8,344
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,750,565	8,312
*,1,2,3	New Horizon Health Ltd.	4,595,000	8,306
*	Huaneng Power International Inc. Class A	6,405,591	8,266
*	Satellite Chemical Co. Ltd. Class A	3,110,762	8,262
	New China Life Insurance Co. Ltd. Class A	1,909,686	8,258
[1]	BAIC Motor Corp. Ltd. Class H	29,079,093	8,247
	Datang International Power Generation Co. Ltd. Class H	41,806,046	8,227
*	Air China Ltd. Class A	8,076,852	8,213
	Tianqi Lithium Corp. Class A	1,504,740	8,160
	Zhejiang Juhua Co. Ltd. Class A	2,500,502	8,157
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,764,314	8,100
	Huizhou Desay Sv Automotive Co. Ltd. Class A	466,600	8,058
	CIMC Enric Holdings Ltd.	8,129,019	8,043
	Shenzhen Expressway Corp. Ltd. Class H	8,789,170	7,997
	Metallurgical Corp. of China Ltd. Class H	41,027,885	7,987
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,844,590	7,974
	Hithink RoyalFlush Information Network Co. Ltd. Class A	480,387	7,967
	China BlueChemical Ltd. Class H	25,064,568	7,957
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	7,940
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	7,912
	Zhejiang NHU Co. Ltd. Class A	2,986,586	7,902

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,708,302	7,896
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,735,991	7,895
*	Beijing Capital International Airport Co. Ltd. Class H	24,778,447	7,885
	Shanghai International Port Group Co. Ltd. Class A	10,178,534	7,883
	Zhongjin Gold Corp. Ltd. Class A	4,374,383	7,875
*	COFCO Joycome Foods Ltd.	34,690,000	7,870
[1]	Jiumaojiu International Holdings Ltd.	12,410,000	7,794
	China Education Group Holdings Ltd.	13,797,724	7,790
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	7,790
	China Water Affairs Group Ltd.	12,506,149	7,767
*	360 Security Technology Inc. Class A	6,635,895	7,764
	Suzhou TFC Optical Communication Co. Ltd. Class A	354,280	7,762
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	7,760
	Poly Property Services Co. Ltd. Class H	1,906,600	7,746
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,702,604	7,743
[2]	Greentown Service Group Co. Ltd.	17,021,032	7,733
*,2	Fenbi Ltd.	13,979,500	7,710
	China Jinmao Holdings Group Ltd.	90,751,771	7,690
	IEIT Systems Co. Ltd. Class A	1,375,350	7,670
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	7,638
	Huadong Medicine Co. Ltd. Class A	1,677,147	7,618
	PAX Global Technology Ltd.	9,096,436	7,611
	Sinopec Kantons Holdings Ltd.	14,686,976	7,521
*,2	Golden Solar New Energy Technology Holdings Ltd.	12,182,000	7,457
	Montage Technology Co. Ltd. Class A	1,066,099	7,404
	Beijing New Building Materials plc Class A	1,635,297	7,385
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	52,056,131	7,373
[2]	China Risun Group Ltd.	18,238,000	7,326
	Zhejiang Dahua Technology Co. Ltd. Class A	2,929,913	7,234
	Beijing Tongrentang Co. Ltd. Class A	1,227,694	7,159
	Anhui Expressway Co. Ltd. Class H	6,474,097	7,127
*,1	Jinxin Fertility Group Ltd.	21,090,500	7,113
	Dongfang Electric Corp. Ltd. Class H	5,225,813	7,089
*,1,2	Remegen Co. Ltd. Class H	2,008,000	7,083
	Yangzijiang Financial Holding Ltd.	30,764,498	7,076
	Ganfeng Lithium Group Co. Ltd. Class A	1,454,590	7,052
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	7,046
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,177,214	7,025
	Yutong Bus Co. Ltd. Class A	1,983,214	7,002
	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	6,987
	China Coal Energy Co. Ltd. Class A	4,282,474	6,953
	BOE Technology Group Co. Ltd. Class B	21,226,859	6,944
	GoerTek Inc. Class A	3,194,732	6,937
	Haitong Securities Co. Ltd. Class A	6,003,937	6,923
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	6,910
	Hygon Information Technology Co. Ltd. Class A	641,128	6,894
*	Hopson Development Holdings Ltd.	14,501,193	6,891
*	Lifetech Scientific Corp.	31,387,059	6,883
	Huayu Automotive Systems Co. Ltd. Class A	3,023,793	6,866
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	6,847
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	6,821
	GigaDevice Semiconductor Inc. Class A	630,679	6,803
*,1	Bairong Inc. Class B	5,401,500	6,758
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,645,465	6,721
	Onewo Inc. Class H	2,544,100	6,703
		Shares	Market Value• ($000)
	China Reinsurance Group Corp. Class H	94,101,940	6,699
[2]	Tianneng Power International Ltd.	8,660,156	6,654
*,1	Maoyan Entertainment	5,364,600	6,633
*,2	China Eastern Airlines Corp. Ltd. Class H	25,607,558	6,610
	Yunnan Aluminium Co. Ltd. Class A	3,347,552	6,606
	Jinko Solar Co. Ltd. Class A	6,354,723	6,605
[1]	Genertec Universal Medical Group Co. Ltd.	10,994,168	6,601
*	China Eastern Airlines Corp. Ltd. Class A	12,460,826	6,593
	Imeik Technology Development Co. Ltd. Class A	222,684	6,587
	Eoptolink Technology Inc. Ltd. Class A	561,360	6,584
	China Everbright Ltd.	12,276,100	6,546
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,454,000	6,481
*	Hengli Petrochemical Co. Ltd. Class A	3,035,850	6,481
	Sailun Group Co. Ltd. Class A	2,823,475	6,453
	Great Wall Motor Co. Ltd. Class A	1,788,600	6,451
	TCL Electronics Holdings Ltd.	9,813,329	6,450
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,154,200	6,429
	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,418
	Beijing Roborock Technology Co. Ltd. Class A	109,756	6,412
	LB Group Co. Ltd. Class A	2,216,207	6,407
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	799,271	6,402
	China Jushi Co. Ltd. Class A	3,890,858	6,395
	Industrial Securities Co. Ltd. Class A	8,316,051	6,389
	Sieyuan Electric Co. Ltd. Class A	707,300	6,346
	Towngas Smart Energy Co. Ltd.	16,470,000	6,345
*	Spring Airlines Co. Ltd. Class A	811,136	6,344
	Shoucheng Holdings Ltd.	35,305,211	6,335
	Guanghui Energy Co. Ltd. Class A	6,212,115	6,315
*	Yintai Gold Co. Ltd. Class A	2,485,333	6,304
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,423,296	6,288
	Western Mining Co. Ltd. Class A	2,277,200	6,279
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,197,531	6,273
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	6,255
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,577,351	6,246
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,913,199	6,245
*,2	Zhongyu Energy Holdings Ltd.	10,002,000	6,239
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	6,220
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	4,066,930	6,214
[1,2]	Angelalign Technology Inc.	619,993	6,211
	Digital China Holdings Ltd.	16,984,894	6,200
*	China Southern Airlines Co. Ltd. Class A	7,933,455	6,197
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,044,514	6,172
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	6,136
	Huadian Power International Corp. Ltd. Class A	6,576,008	6,130
*	JA Solar Technology Co. Ltd. Class A	3,122,420	6,124
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	6,100
*	Kunlun Tech Co. Ltd. Class A	1,117,187	6,098
	Skyworth Group Ltd.	14,787,212	6,081
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,247,064	6,058
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,885,092	6,037
	Livzon Pharmaceutical Group Inc. Class H	1,757,853	6,020
	Trina Solar Co. Ltd. Class A	2,056,297	6,017
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	3,197,000	6,012
	CSG Holding Co. Ltd. Class B	19,595,573	5,985
	JCET Group Co. Ltd. Class A	1,695,095	5,976

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shengyi Technology Co. Ltd. Class A	2,233,178	5,955
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	5,921
	Changchun High-Tech Industry Group Co. Ltd. Class A	380,418	5,914
*,2	Xinte Energy Co. Ltd. Class H	5,290,400	5,906
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	5,900
*,2	Seazen Group Ltd.	34,060,101	5,877
	Consun Pharmaceutical Group Ltd.	7,821,000	5,832
	Dongfang Electric Corp. Ltd. Class A	2,505,991	5,822
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,820
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	5,820
	Guosen Securities Co. Ltd. Class A	4,692,062	5,801
*,1,2	InnoCare Pharma Ltd.	9,863,000	5,799
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	5,786
	YTO Express Group Co. Ltd. Class A	2,643,206	5,782
	Sun Art Retail Group Ltd.	27,771,500	5,732
	Yifeng Pharmacy Chain Co. Ltd. Class A	946,624	5,726
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	5,714
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	127,745	5,707
	Yankuang Energy Group Co. Ltd. Class A	1,781,798	5,676
	Maxscend Microelectronics Co. Ltd. Class A	455,297	5,673
	Shenergy Co. Ltd. Class A	4,828,359	5,663
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	5,644
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	5,632
*,2	XD Inc.	2,981,200	5,569
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,006,000	5,532
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,144,344	5,531
	Lee & Man Paper Manufacturing Ltd.	18,361,000	5,527
	China Lesso Group Holdings Ltd.	13,146,317	5,511
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	5,497
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,820,000	5,482
*	Shanghai Electric Group Co. Ltd. Class A	9,226,860	5,476
	Metallurgical Corp. of China Ltd. Class A	12,147,833	5,472
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,202,585	5,445
	Mango Excellent Media Co. Ltd. Class A	1,683,529	5,420
*	Kuang-Chi Technologies Co. Ltd. Class A	2,009,604	5,414
	Bank of Chongqing Co. Ltd. Class H	8,943,066	5,413
	Tongling Nonferrous Metals Group Co. Ltd. Class A	9,742,800	5,402
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,391
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	5,386
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	5,385
	Yealink Network Technology Corp. Ltd. Class A	1,104,146	5,372
*	New Hope Liuhe Co. Ltd. Class A	4,332,545	5,326
	Goneo Group Co. Ltd. Class A	322,470	5,310
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	5,307
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,140,836	5,300
	China Resources Building Materials Technology Holdings Ltd.	31,175,076	5,262
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,816,478	5,247
*	Tuya Inc. ADR	2,997,893	5,246
	Yonyou Network Technology Co. Ltd. Class A	3,277,826	5,244
	Concord New Energy Group Ltd.	67,264,071	5,222
	Hundsun Technologies Inc. Class A	1,847,839	5,220
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	5,210
*,1	Ascentage Pharma Group International	2,288,300	5,198
		Shares	Market Value• ($000)
	HLA Group Corp. Ltd. Class A	4,080,510	5,125
	JNBY Design Ltd.	2,801,000	5,100
*	Wingtech Technology Co. Ltd. Class A	1,159,831	5,014
*,1,2	Alphamab Oncology	8,374,000	5,013
*,1,2	Weimob Inc.	28,430,000	4,979
	Poly Property Group Co. Ltd.	27,190,038	4,962
	GalaxyCore Inc. Class A	2,176,120	4,962
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	918,515	4,898
[1]	Legend Holdings Corp. Class H	6,933,114	4,897
	NetDragon Websoft Holdings Ltd.	3,492,638	4,892
	China Oriental Group Co. Ltd.	36,543,736	4,878
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	4,868
	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	4,864
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,863
	Lonking Holdings Ltd.	26,451,868	4,861
*	Adicon Holdings Ltd.	3,265,000	4,859
	Zangge Mining Co. Ltd. Class A	1,219,300	4,831
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	4,827
	Hualan Biological Engineering Inc. Class A	1,790,453	4,806
*	Isoftstone Information Technology Group Co. Ltd. Class A	834,600	4,805
	China XD Electric Co. Ltd. Class A	4,917,107	4,770
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	4,763
*	ANE Cayman Inc.	7,123,500	4,745
*	Guangshen Railway Co. Ltd. Class H	17,475,093	4,744
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	4,730
	Ningbo Deye Technology Co. Ltd. Class A	364,345	4,688
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,684
	Lingyi iTech Guangdong Co. Class A	6,550,400	4,684
	China Resources Microelectronics Ltd. Class A	928,506	4,662
	Canvest Environmental Protection Group Co. Ltd.	8,985,840	4,637
[2]	CGN New Energy Holdings Co. Ltd.	15,546,000	4,630
	Ninestar Corp. Class A	1,329,827	4,626
*,2	Kingsoft Cloud Holdings Ltd.	22,122,265	4,618
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,122,329	4,568
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,030,700	4,551
[1]	Simcere Pharmaceutical Group Ltd.	6,619,000	4,543
	SG Micro Corp. Class A	429,963	4,541
	Shandong Sun Paper Industry JSC Ltd. Class A	2,112,900	4,536
*,1,2	Haichang Ocean Park Holdings Ltd.	44,352,000	4,533
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,514
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	4,494
[2]	Tianqi Lithium Corp. Class H	1,165,000	4,486
	GEM Co. Ltd. Class A	4,665,240	4,472
	Chongqing Brewery Co. Ltd. Class A	461,151	4,469
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,412
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,405
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,403
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,395
*,2	Ming Yuan Cloud Group Holdings Ltd.	14,097,000	4,391
	Rongsheng Petrochemical Co. Ltd. Class A	2,831,048	4,373
	Hubei Energy Group Co. Ltd. Class A	5,494,845	4,367
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,660,512	4,362
	SooChow Securities Co. Ltd. Class A	4,633,019	4,362
[1]	AsiaInfo Technologies Ltd.	4,809,200	4,337
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	4,336
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	4,325
[2]	Tian Lun Gas Holdings Ltd.	6,557,500	4,314

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,884,997	4,314
[1,2]	Sunac Services Holdings Ltd.	17,328,903	4,307
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	4,305
	Goldwind Science & Technology Co. Ltd. Class H	10,758,290	4,302
	Jinduicheng Molybdenum Co. Ltd. Class A	2,743,140	4,291
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	4,290
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	4,288
	Caitong Securities Co. Ltd. Class A	4,066,065	4,287
*,2	Zhihu Inc. ADR	6,307,511	4,283
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	4,258
*	National Silicon Industry Group Co. Ltd. Class A	2,329,456	4,251
	Changjiang Securities Co. Ltd. Class A	5,439,510	4,247
	Shenzhen Investment Ltd.	33,389,262	4,244
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,232
	SUPCON Technology Co. Ltd. Class A	645,354	4,230
	West China Cement Ltd.	27,668,438	4,224
	Huagong Tech Co. Ltd. Class A	921,500	4,217
	Yunnan Energy New Material Co. Ltd. Class A	735,435	4,216
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	4,212
	Pharmaron Beijing Co. Ltd. Class A	1,554,008	4,208
	Sihuan Pharmaceutical Holdings Group Ltd.	58,197,595	4,207
*	Tongkun Group Co. Ltd. Class A	2,202,499	4,178
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,170
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	116,622	4,166
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	4,150
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	4,141
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,556,652	4,104
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	4,095
	CNGR Advanced Material Co. Ltd. Class A	566,600	4,088
*	Gotion High-tech Co. Ltd. Class A	1,580,969	4,081
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	4,074
[1]	A-Living Smart City Services Co. Ltd.	10,710,913	4,072
*	Loongson Technology Corp. Ltd. Class A	343,897	4,052
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,561,569	4,052
	Eastroc Beverage Group Co. Ltd. Class A	137,951	4,048
	Jiangsu Yoke Technology Co. Ltd. Class A	458,500	4,033
*	Wintime Energy Group Co. Ltd. Class A	21,641,900	4,028
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	4,012
	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	4,002
	Zhejiang Longsheng Group Co. Ltd. Class A	3,166,450	3,993
	Western Securities Co. Ltd. Class A	3,891,419	3,964
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	3,955
[1]	AK Medical Holdings Ltd.	5,285,000	3,948
	JCHX Mining Management Co. Ltd. Class A	535,369	3,945
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,930
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	3,926
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,978,062	3,924
	SDIC Capital Co. Ltd. Class A	4,432,928	3,906
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	3,903
	APT Medical Inc. Class A	56,229	3,900
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	3,898
	Tiangong International Co. Ltd.	18,057,224	3,897
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,430,249	3,881
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	3,877
	First Tractor Co. Ltd. Class H	3,729,706	3,862
		Shares	Market Value• ($000)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,408,029	3,860
	Xiamen C & D Inc. Class A	2,814,300	3,858
	China Foods Ltd.	10,039,153	3,845
*	Jinke Smart Services Group Co. Ltd. Class H	3,314,300	3,837
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,833
	AIMA Technology Group Co. Ltd. Class A	789,403	3,831
	Huafon Chemical Co. Ltd. Class A	3,413,201	3,828
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,824
	Guoyuan Securities Co. Ltd. Class A	4,065,099	3,814
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,809
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,807
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,775
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,770
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,758
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	3,755
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,755
	Zhejiang Supor Co. Ltd. Class A	462,619	3,753
	Sinoma International Engineering Co. Class A	2,143,272	3,749
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,075,600	3,748
	Kangji Medical Holdings Ltd.	4,062,500	3,738
	China Energy Engineering Corp. Ltd. Class H	37,088,211	3,717
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,878,000	3,702
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	3,692
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	3,684
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,684
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,683
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	3,679
*,2	FIH Mobile Ltd.	33,045,000	3,679
	People.cn Co. Ltd. Class A	1,077,194	3,671
	Shui On Land Ltd.	39,292,000	3,662
*	Sohu.com Ltd. ADR	316,869	3,657
*	Unisplendour Corp. Ltd. Class A	1,274,123	3,646
	China National Medicines Corp. Ltd. Class A	759,238	3,639
	Flat Glass Group Co. Ltd. Class A	991,700	3,629
	China Lilang Ltd.	5,931,865	3,625
	China Overseas Grand Oceans Group Ltd.	16,848,142	3,619
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,618
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,611
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,596
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	3,594
*	OFILM Group Co. Ltd. Class A	2,951,125	3,585
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,576
	China Yongda Automobiles Services Holdings Ltd.	13,139,652	3,561
	Sichuan Expressway Co. Ltd. Class H	8,745,276	3,557
	Sinotrans Ltd. Class A	4,388,895	3,551
	Chengdu Xingrong Environment Co. Ltd. Class A	3,599,100	3,545
	Piotech Inc. Class A	142,290	3,538
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	3,525
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,523
[2]	Chervon Holdings Ltd.	1,450,000	3,521
	Hangzhou First Applied Material Co. Ltd. Class A	941,455	3,520
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	3,517
	Yunnan Tin Co. Ltd. Class A	1,549,599	3,514
	People's Insurance Co. Group of China Ltd. Class A	4,854,099	3,503
	BOE Varitronix Ltd.	5,058,813	3,489

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,488
	Yunnan Copper Co. Ltd. Class A	1,806,500	3,483
	China National Software & Service Co. Ltd. Class A	834,358	3,472
	China Baoan Group Co. Ltd. Class A	2,396,736	3,471
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	3,471
	Anjoy Foods Group Co. Ltd. Class A	272,798	3,464
	Cathay Biotech Inc. Class A	490,452	3,464
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,460
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	3,457
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,455
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,449
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	3,443
[1]	Blue Moon Group Holdings Ltd.	12,260,000	3,439
	CPMC Holdings Ltd.	4,021,319	3,430
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,430
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	3,427
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	3,427
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	3,424
[2]	Xinyi Energy Holdings Ltd.	24,452,600	3,417
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,416
*	Shenzhen Longsys Electronics Co. Ltd. Class A	260,900	3,414
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	3,413
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	3,410
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	3,409
	Sichuan Changhong Electric Co. Ltd. Class A	4,446,538	3,404
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	3,396
	Accelink Technologies Co. Ltd. Class A	662,148	3,395
	By-health Co. Ltd. Class A	1,553,906	3,389
[1]	China New Higher Education Group Ltd.	11,365,000	3,389
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,373
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	3,364
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	3,359
	Dongxing Securities Co. Ltd. Class A	2,767,414	3,357
	Western Superconducting Technologies Co. Ltd. Class A	614,072	3,352
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	3,350
*,1	Yidu Tech Inc.	6,277,800	3,347
*,1,2	Arrail Group Ltd.	4,181,500	3,343
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	3,336
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	3,332
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,438,057	3,324
	Shanghai Baosight Software Co. Ltd. Class A	587,690	3,320
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,316
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	3,312
*	Hainan Meilan International Airport Co. Ltd. Class H	3,374,000	3,286
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,284
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,277
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	3,267
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	3,262
	China Tobacco International HK Co. Ltd.	2,126,000	3,256
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,246
		Shares	Market Value• ($000)
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	3,245
	Shede Spirits Co. Ltd. Class A	323,552	3,245
*,3	China Dili Group	38,445,940	3,244
	Xuji Electric Co. Ltd. Class A	889,400	3,243
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	3,242
	Wuchan Zhongda Group Co. Ltd. Class A	4,986,215	3,242
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	3,238
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,266,313	3,231
*	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	376,173	3,217
	Angang Steel Co. Ltd. Class H	19,516,652	3,214
	Harbin Electric Co. Ltd. Class H	9,943,875	3,212
*	Sinopec Oilfield Service Corp. Class A	12,401,900	3,192
	Hangcha Group Co. Ltd. Class A	769,580	3,178
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	3,169
	Angel Yeast Co. Ltd. Class A	771,781	3,168
	Kingnet Network Co. Ltd. Class A	1,947,732	3,156
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	3,152
	Guobo Electronics Co. Ltd. Class A	310,018	3,145
	AVICOPTER plc Class A	547,502	3,143
	Yuexiu REIT	28,400,544	3,142
*,2	Yeahka Ltd.	2,395,200	3,138
*,1,2	Ocumension Therapeutics	3,448,215	3,137
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	3,135
*	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,133
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	3,130
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	3,127
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,125
	Amlogic Shanghai Co. Ltd. Class A	392,642	3,122
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,122
	Wangsu Science & Technology Co. Ltd. Class A	2,399,957	3,119
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,058,404	3,118
	Hesteel Co. Ltd. Class A	10,303,583	3,109
	Liaoning Port Co. Ltd. Class A	15,634,408	3,106
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,102
	China Modern Dairy Holdings Ltd.	37,495,299	3,098
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	3,097
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	3,090
*	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	3,086
	Huaxin Cement Co. Ltd. Class A	1,606,164	3,078
*	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	3,074
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	3,069
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	3,064
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	3,057
*,1,3	China Renaissance Holdings Ltd.	3,288,200	3,056
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,056
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	3,052
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,045
	Giant Network Group Co. Ltd. Class A	1,883,000	3,044
	Southwest Securities Co. Ltd. Class A	5,559,687	3,037
	Hubei Dinglong Co. Ltd. Class A	930,908	3,036
*	Yanlord Land Group Ltd.	9,249,260	3,035
*	Shenzhen Goodix Technology Co. Ltd. Class A	359,403	3,033

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	878,296	3,028
	Sinomine Resource Group Co. Ltd. Class A	618,772	3,026
	Lao Feng Xiang Co. Ltd. Class A	284,300	3,025
*	Yonghui Superstores Co. Ltd. Class A	9,013,935	3,017
	TangShan Port Group Co. Ltd. Class A	4,944,583	3,016
	Sunresin New Materials Co. Ltd. Class A	468,748	3,015
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	3,006
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	2,996
*	Beijing Shougang Co. Ltd. Class A	6,816,561	2,995
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,994
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,988
*	CMGE Technology Group Ltd.	17,572,000	2,985
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,985
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	2,984
	CNPC Capital Co. Ltd. Class A	3,693,491	2,983
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,980
	Advanced Micro-Fabrication Equipment Inc. China Class A	152,170	2,959
	Shanxi Securities Co. Ltd. Class A	4,089,020	2,957
	Gemdale Properties & Investment Corp. Ltd.	83,050,000	2,955
*,1,2	CanSino Biologics Inc. Class H	1,298,400	2,953
	First Tractor Co. Ltd. Class A	1,186,189	2,943
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,939
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,931
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,931
*	Pacific Securities Co. Ltd. Class A	6,069,255	2,926
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,914
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,912
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,906
[1]	Linklogis Inc. Class B	13,309,500	2,902
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,899
*	Seazen Holdings Co. Ltd. Class A	2,138,273	2,897
	First Capital Securities Co. Ltd. Class A	3,649,420	2,883
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	2,875
*	Vnet Group Inc. ADR	1,699,308	2,872
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,866
	China National Accord Medicines Corp. Ltd. Class B	1,539,053	2,864
	Sinofert Holdings Ltd.	25,792,032	2,863
*,1,3	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,862
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,851
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	2,848
	Maanshan Iron & Steel Co. Ltd. Class A	8,718,492	2,847
	Shandong Hi-speed Co. Ltd. Class A	2,347,954	2,833
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	2,831
*,3	Guolian Securities Co. Ltd. Class A	1,966,900	2,828
*,1,3	Peijia Medical Ltd.	6,036,000	2,824
*	China Film Co. Ltd. Class A	1,716,305	2,812
	Capital Securities Co. Ltd. Class A	873,500	2,811
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	2,804
	Xiamen Faratronic Co. Ltd. Class A	206,363	2,802
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,796
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,270,400	2,795
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,790
	StarPower Semiconductor Ltd. Class A	145,500	2,785
*	SOHO China Ltd.	28,824,530	2,782
*	Guangshen Railway Co. Ltd. Class A	6,165,034	2,772
		Shares	Market Value• ($000)
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,767
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,179,256	2,766
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,763
[1,2]	Medlive Technology Co. Ltd.	2,620,500	2,753
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	2,753
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,745
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,743
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	2,741
	Xinhu Zhongbao Co. Ltd. Class A	9,306,254	2,741
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,740
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	2,738
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,693,472	2,736
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	2,729
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	2,728
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	2,727
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,721
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	2,716
	Hwatsing Technology Co. Ltd. Class A	115,809	2,716
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,713
	Dazhong Transportation Group Co. Ltd. Class B	14,345,983	2,708
*	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	2,705
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	2,694
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,691
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,678
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,676
*	SICC Co. Ltd. Class A	350,128	2,672
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,469,300	2,666
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	2,665
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,661
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,661
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	2,653
	CECEP Wind-Power Corp. Class A	6,106,510	2,644
	Empyrean Technology Co. Ltd. Class A	243,800	2,629
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	2,621
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	2,616
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,615
	Jafron Biomedical Co. Ltd. Class A	688,160	2,613
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,612
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	2,607
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,598
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,595
	China World Trade Center Co. Ltd. Class A	808,035	2,594
	Hexing Electrical Co. Ltd. Class A	411,689	2,593
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,591
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,591
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,587
	Digital China Group Co. Ltd. Class A	611,901	2,583
	Sichuan Expressway Co. Ltd. Class A	3,372,610	2,580

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	2,578
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,577
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	2,575
	Andon Health Co. Ltd. Class A	465,756	2,573
	Ginlong Technologies Co. Ltd. Class A	348,275	2,564
	BBMG Corp. Class A	9,919,093	2,556
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,556
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,553
*	Topchoice Medical Corp. Class A	304,579	2,551
	An Hui Wenergy Co. Ltd. Class A	2,219,934	2,550
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	369,700	2,548
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	2,547
*	Nanjing Tanker Corp. Class A	4,944,900	2,540
	Guangzhou Development Group Inc. Class A	2,884,471	2,531
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,529
*	Qi An Xin Technology Group Inc. Class A	594,720	2,528
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	2,527
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,526
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,525
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	2,519
	KPC Pharmaceuticals Inc. Class A	803,396	2,518
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	2,515
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,514
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,511
*,1	Mobvista Inc.	7,311,000	2,509
*	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,499
*	Dada Nexus Ltd. ADR	1,231,023	2,499
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,485
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,484
*,1,2	Microport Cardioflow Medtech Corp.	18,651,000	2,484
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	2,484
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	476,300	2,473
*	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,470
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,462
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,461
	Anhui Huaheng Biotechnology Co. Ltd. Class A	150,500	2,459
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,459
	Qingdao Sentury Tire Co. Ltd. Class A	679,700	2,457
	China Great Wall Securities Co. Ltd. Class A	2,329,600	2,456
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	2,456
	State Grid Yingda Co. Ltd. Class A	3,728,647	2,452
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,451
	Shaanxi Energy Investment Co. Ltd. Class A	1,770,100	2,446
	China Kings Resources Group Co. Ltd. Class A	531,834	2,439
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,437
*	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,435
	Fujian Sunner Development Co. Ltd. Class A	1,125,814	2,429
	Huali Industrial Group Co. Ltd. Class A	261,900	2,423
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	2,422
	Wolong Electric Group Co. Ltd. Class A	1,265,033	2,418
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	2,414
*	DingDong Cayman Ltd. ADR	1,758,766	2,410
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,407
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,407
*	Talkweb Information System Co. Ltd. Class A	1,249,756	2,406
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	2,406
	Hangjin Technology Co. Ltd. Class A	626,350	2,404
		Shares	Market Value• ($000)
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,398
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,397
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	2,396
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,392
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,390
	Thunder Software Technology Co. Ltd. Class A	355,227	2,380
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,379
	Anhui Heli Co. Ltd. Class A	715,915	2,372
	Fujian Funeng Co. Ltd. Class A	1,723,473	2,370
*	Hainan Jinpan Smart Technology Co. Ltd. Class A	347,518	2,366
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,364
	Venustech Group Inc. Class A	871,300	2,357
	BBMG Corp. Class H	28,480,781	2,353
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,344
	Hunan Gold Corp. Ltd. Class A	1,094,840	2,340
*	COL Group Co. Ltd. Class A	661,800	2,336
	ACM Research Shanghai Inc. Class A	207,189	2,333
	INESA Intelligent Tech Inc. Class B	4,064,822	2,332
	Gemdale Corp. Class A	4,260,308	2,331
	IKD Co. Ltd. Class A	876,400	2,326
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	4,363,144	2,322
	Intco Medical Technology Co. Ltd. Class A	609,870	2,319
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	2,316
	Sealand Securities Co. Ltd. Class A	5,005,395	2,316
	Newland Digital Technology Co. Ltd. Class A	989,273	2,311
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,310
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	2,305
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,303
*	CCCC Design & Consulting Group Co. Ltd. Class A	1,537,050	2,294
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	2,289
	Sonoscape Medical Corp. Class A	401,567	2,287
*	Vanchip Tianjin Technology Co. Ltd. Class A	306,042	2,280
	Hoymiles Power Electronics Inc. Class A	72,864	2,275
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,275
*	Tianma Microelectronics Co. Ltd. Class A	2,035,405	2,273
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,272
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,263
	Huaan Securities Co. Ltd. Class A	3,398,241	2,262
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,257
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	2,257
	Laobaixing Pharmacy Chain JSC Class A	488,193	2,253
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,251
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,250
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,250
*	Shenzhen Airport Co. Ltd. Class A	2,332,914	2,249
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,242
	Shanghai M&G Stationery Inc. Class A	459,575	2,238
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,232
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	250,373	2,216
*	NavInfo Co. Ltd. Class A	2,159,087	2,214

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,205
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,202
	Shanghai Haixin Group Co. Class B	7,814,763	2,201
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	2,200
	JiuGui Liquor Co. Ltd. Class A	312,900	2,199
*	CSI Solar Co. Ltd. Class A	1,305,961	2,197
	DBG Technology Co. Ltd. Class A	709,280	2,195
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,542,900	2,193
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	102,944	2,193
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,189
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,185
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	2,184
*	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	2,183
	DHC Software Co. Ltd. Class A	2,893,900	2,179
	Cinda Securities Co. Ltd. Class A	1,008,500	2,178
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	2,177
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,175
	Hainan Strait Shipping Co. Ltd. Class A	2,448,730	2,174
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	1,113,123	2,173
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,172
	China Meheco Co. Ltd. Class A	1,415,764	2,169
	Qilu Bank Co. Ltd. Class A	3,291,300	2,165
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,164
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	2,161
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	94,763	2,155
	Glarun Technology Co. Ltd. Class A	1,088,707	2,145
*	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,141
*	iRay Technology Co. Ltd. Class A	78,133	2,140
*	BTG Hotels Group Co. Ltd. Class A	1,013,826	2,140
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	2,139
	Goldwind Science & Technology Co. Ltd. Class A	2,033,726	2,135
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,132
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,132
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,132
	Aisino Corp. Class A	1,818,119	2,125
	Huaming Power Equipment Co. Ltd. Class A	758,043	2,124
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,120
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	2,118
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,112
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,422,000	2,110
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,106
*,2	Q Technology Group Co. Ltd.	5,111,424	2,104
	Electric Connector Technology Co. Ltd. Class A	358,005	2,101
	Ovctek China Inc. Class A	805,582	2,088
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,083
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	2,079
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,073
	China Meidong Auto Holdings Ltd.	6,420,521	2,072
	INESA Intelligent Tech Inc. Class A	1,133,790	2,071
	Canmax Technologies Co. Ltd. Class A	712,075	2,071
*	HUYA Inc. ADR	460,493	2,068
		Shares	Market Value• ($000)
	Shenzhen Envicool Technology Co. Ltd. Class A	451,230	2,068
*	Skshu Paint Co. Ltd. Class A	441,067	2,064
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,062
	Huaxi Securities Co. Ltd. Class A	2,021,000	2,059
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,056
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,047
[2]	Helens International Holdings Co. Ltd.	4,874,500	2,046
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	2,046
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	2,045
	Autohome Inc. Class A	319,568	2,043
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,043
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	2,042
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	2,041
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	2,039
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,036
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	108,108	2,036
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,032
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,031
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,026
[2]	Central China Securities Co. Ltd. Class H	14,314,000	2,022
	Chengxin Lithium Group Co. Ltd. Class A	818,074	2,022
	Northeast Securities Co. Ltd. Class A	2,132,658	2,022
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	2,017
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	2,016
[3]	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,015
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	2,013
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	2,013
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,011
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	2,002
	Shennan Circuits Co. Ltd. Class A	155,817	1,999
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,989
	Baiyin Nonferrous Group Co. Ltd. Class A	4,672,100	1,987
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	1,986
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,985
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	1,982
[1]	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	1,976
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	1,976
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	109,819	1,976
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	1,971
*	Sinocelltech Group Ltd. Class A	287,325	1,971
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,970
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	1,970
*	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,970
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,045,843	1,969
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,969
	Grandblue Environment Co. Ltd. Class A	774,060	1,967
*	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,964
	Wuxi Autowell Technology Co. Ltd. Class A	157,766	1,959

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	China Conch Environment Protection Holdings Ltd.	20,619,518	1,958
	Tianjin Port Co. Ltd. Class A	3,190,771	1,957
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,875,418	1,956
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,954
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,952
*,1,2,3	Redco Properties Group Ltd.	11,461,603	1,949
*	CETC Chips Technology Inc. Class A	1,121,700	1,948
	Eastern Communications Co. Ltd. Class A	1,313,562	1,945
*	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,938
*	Willfar Information Technology Co. Ltd. Class A	404,641	1,938
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,936
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,934
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	1,932
	Raytron Technology Co. Ltd. Class A	423,045	1,926
*	Remegen Co. Ltd. Class A	251,736	1,926
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,922
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,915
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,901
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,897
*	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,896
	Oppein Home Group Inc. Class A	220,397	1,893
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	537,680	1,887
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,884
	China Petroleum Engineering Corp. Class A	4,044,500	1,882
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	1,877
	Xiangcai Co. Ltd. Class A	1,942,800	1,874
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,873
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	1,869
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	1,868
	Gaona Aero Material Co. Ltd. Class A	761,440	1,864
	Hangzhou EZVIZ Network Co. Ltd. Class A	268,137	1,862
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	300,599	1,862
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	1,862
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,861
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,860
*,2	Sino-Ocean Group Holding Ltd.	40,891,089	1,859
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,859
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	1,856
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	1,853
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,852
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,851
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,848
*	ASR Microelectronics Co. Ltd. Class A	327,845	1,847
*	Shandong Xinchao Energy Corp. Ltd. Class A	6,203,116	1,843
	Jingjin Equipment Inc. Class A	575,626	1,841
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,840
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,840
*	Ourpalm Co. Ltd. Class A	2,633,461	1,839
	Nanjing Gaoke Co. Ltd. Class A	2,117,679	1,839
	China Kepei Education Group Ltd.	9,712,000	1,835
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	1,832
		Shares	Market Value• ($000)
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,828
*	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,826
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,823
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,822
	Arcsoft Corp. Ltd. Class A	390,648	1,819
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,818
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,812
*	STO Express Co. Ltd. Class A	1,436,275	1,810
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,809
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,806
	Shenzhen Expressway Corp. Ltd. Class A	1,295,704	1,806
	Central China Securities Co. Ltd. Class A	3,468,500	1,804
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	1,802
*	Nexchip Semiconductor Corp. Class A	906,421	1,801
	Tianshan Material Co. Ltd. Class A	2,027,120	1,801
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	1,800
	Taiji Computer Corp. Ltd. Class A	556,906	1,799
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	1,798
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,797
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	1,795
[1]	Pharmaron Beijing Co. Ltd. Class H	1,463,823	1,794
	Jilin Electric Power Co. Ltd. Class A	2,746,880	1,794
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	1,793
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,792
*	Chengtun Mining Group Co. Ltd. Class A	2,656,762	1,791
	Sinocare Inc. Class A	543,300	1,789
*	Shanghai DZH Ltd. Class A	1,945,300	1,783
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,782
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	1,778
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,777
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	1,776
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,776
	Bank of Qingdao Co. Ltd. Class A	3,710,270	1,776
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,769
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,006,666	1,769
	Loncin Motor Co. Ltd. Class A	1,978,850	1,769
	Yankershop Food Co. Ltd. Class A	168,150	1,766
	CGN Power Co. Ltd. Class A	3,113,500	1,765
	China Enterprise Co. Ltd. Class A	4,507,535	1,764
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,762
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	1,759
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,754
*	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,750
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,749
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	1,747
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,747
	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,747
*	Polaris Bay Group Co. Ltd. Class A	1,698,898	1,747
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,739
*	Wondershare Technology Group Co. Ltd. Class A	138,084	1,737
	Sharetronic Data Technology Co. Ltd. Class A	201,800	1,735
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,735
	Baoji Titanium Industry Co. Ltd. Class A	467,500	1,734

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	GoodWe Technologies Co. Ltd. Class A	135,127	1,728
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,726
	Fibocom Wireless Inc. Class A	725,346	1,725
*,2	Agile Group Holdings Ltd.	22,747,226	1,724
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,724
	Sai Micro Electronics Inc. Class A	693,440	1,723
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,151,900	1,723
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,721
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,720
	Foryou Corp. Class A	400,500	1,718
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,718
*	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,715
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	1,712
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,712
	MLS Co. Ltd. Class A	1,480,200	1,709
*	Wuxi Taiji Industry Co. Ltd. Class A	1,974,951	1,706
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,703
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,703
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,701
[1]	Midea Real Estate Holding Ltd.	3,044,000	1,699
*	United Nova Technology Co. Ltd. Class A	2,616,718	1,699
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,696
	Zheshang Securities Co. Ltd. Class A	1,089,700	1,693
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,690
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,690
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,689
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,686
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,685
*	China Grand Automotive Services Group Co. Ltd. Class A	8,161,210	1,683
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,679
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,678
[1]	China East Education Holdings Ltd.	5,561,500	1,677
	Xi'an Bright Laser Technologies Co. Ltd. Class A	155,737	1,672
	Kaishan Group Co. Ltd. Class A	934,508	1,669
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,668
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,667
	Anhui Expressway Co. Ltd. Class A	920,500	1,661
	Joinn Laboratories China Co. Ltd. Class A	733,924	1,654
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,652
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,649
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	1,649
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,647
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,646
*	Leo Group Co. Ltd. Class A	5,976,111	1,642
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,639
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,637
*	Hwa Create Co. Ltd. Class A	583,500	1,635
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,633
	Jiangsu Financial Leasing Co. Ltd. Class A	2,303,990	1,633
*	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,633
	Hongta Securities Co. Ltd. Class A	1,638,780	1,629
	Zhejiang Yinlun Machinery Co. Ltd. Class A	599,800	1,629
	Perfect World Co. Ltd. Class A	1,178,410	1,622
		Shares	Market Value• ($000)
	Jiangzhong Pharmaceutical Co. Ltd. Class A	441,100	1,622
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,621
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	1,614
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,611
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,611
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,609
*	Huaqin Technology Co. Ltd. Class A	161,400	1,608
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,608
	Foran Energy Group Co. Ltd. Class A	1,213,431	1,607
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	1,605
	Kehua Data Co. Ltd. Class A	440,300	1,605
	Risen Energy Co. Ltd. Class A	898,500	1,605
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,603
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,165,227	1,602
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,597
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,597
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,595
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,595
	CITIC Metal Co. Ltd. Class A	1,386,300	1,595
*	China Tianying Inc. Class A	2,471,620	1,594
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,591
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,589
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,587
*	Bestechnic Shanghai Co. Ltd. Class A	94,818	1,584
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,580
	Guocheng Mining Co. Ltd. Class A	870,800	1,579
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,578
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,577
	Kingsemi Co. Ltd. Class A	127,730	1,574
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,573
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,570
	Baowu Magnesium Technology Co. Ltd. Class A	616,934	1,568
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,900,377	1,567
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,565
	Tibet Mineral Development Co. Class A	522,300	1,564
	Norinco International Cooperation Ltd. Class A	939,308	1,564
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,365,115	1,560
*	Youdao Inc. ADR	445,547	1,559
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,558
	Shanghai Bailian Group Co. Ltd. Class B	3,285,942	1,556
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,556
	Geovis Technology Co. Ltd. Class A	209,332	1,555
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,554
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,554
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,548
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	170,264	1,547
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,037,340	1,544
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,544
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,543

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,540
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	1,537
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,537
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	1,533
*	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,532
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,529
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	1,528
	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,527
	Caida Securities Co. Ltd. Class A	1,598,300	1,527
	Nanjing Cosmos Chemical Co. Ltd. Class A	137,000	1,525
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,522
	Changhong Meiling Co. Ltd. Class A	1,078,628	1,521
	ORG Technology Co. Ltd. Class A	2,362,407	1,521
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,520
	East Group Co. Ltd. Class A	1,984,000	1,520
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,520
	Fujian Longking Co. Ltd. Class A	800,200	1,518
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,518
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,517
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,513
	Sanquan Food Co. Ltd. Class A	873,620	1,511
	Xianhe Co. Ltd. Class A	601,745	1,509
	Levima Advanced Materials Corp. Class A	639,500	1,506
	Xinhuanet Co. Ltd. Class A	452,800	1,503
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,503
	C&S Paper Co. Ltd. Class A	1,224,890	1,501
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,503,009	1,499
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,497
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,496
	Chinalin Securities Co. Ltd. Class A	924,427	1,494
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,492
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,492
	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,489
*,2	Canaan Inc. ADR	1,696,859	1,485
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,485
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,481
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,480
	Shenzhen YHLO Biotech Co. Ltd. Class A	448,217	1,480
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,476
	Addsino Co. Ltd. Class A	1,497,900	1,476
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,473
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,469
	Edifier Technology Co. Ltd. Class A	835,300	1,469
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	1,469
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	1,468
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,463
	Pylon Technologies Co. Ltd. Class A	133,826	1,462
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,461
		Shares	Market Value• ($000)
	Focus Technology Co. Ltd. Class A	310,120	1,459
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	1,458
	Yangling Metron New Material Inc. Class A	436,300	1,456
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,455
	CETC Digital Technology Co. Ltd. Class A	526,968	1,455
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	148,938	1,455
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,448
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,447
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,447
	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	1,446
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,446
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,445
	CMST Development Co. Ltd. Class A	2,022,131	1,444
*	Neusoft Corp. Class A	1,243,366	1,443
	China Science Publishing & Media Ltd. Class A	449,100	1,442
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,012,001	1,442
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,441
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,440
	BOC International China Co. Ltd. Class A	1,019,327	1,440
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	1,438
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,438
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,437
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	1,434
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	1,431
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,428
*	Lakala Payment Co. Ltd. Class A	718,400	1,428
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,426
	Angang Steel Co. Ltd. Class A	4,292,302	1,425
*	All Winner Technology Co. Ltd. Class A	512,430	1,420
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,419
	China Wafer Level CSP Co. Ltd. Class A	584,639	1,419
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,418
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,417
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,412
	China Bester Group Telecom Co. Ltd. Class A	314,845	1,411
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,410
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,410
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,409
	YGSOFT Inc. Class A	1,925,995	1,402
	JSTI Group Class A	1,199,857	1,400
*	QuantumCTek Co. Ltd. Class A	48,132	1,400
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,400
*,1,2	XJ International Holdings Co. Ltd.	46,036,000	1,397
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,395
	IReader Technology Co. Ltd. Class A	434,794	1,395
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,394
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,394
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,393
	Bluestar Adisseo Co. Class A	1,009,941	1,390
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	175,900	1,384
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,376

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,376
	Hoyuan Green Energy Co. Ltd. Class A	452,698	1,371
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,371
	Sinofibers Technology Co. Ltd. Class A	403,400	1,368
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,368
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	1,368
	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,367
	Sinochem International Corp. Class A	2,410,916	1,364
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,362
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,362
*	Guangdong Golden Dragon Development Inc. Class A	892,900	1,360
*	Bio-Thera Solutions Ltd. Class A	298,835	1,358
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,356
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,354
	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,354
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,351
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,351
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,351
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,350
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,349
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,348
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	279,300	1,346
	TRS Information Technology Corp. Ltd. Class A	626,800	1,346
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,344
	Chongqing Department Store Co. Ltd. Class A	374,760	1,344
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,343
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,343
*	Orbbee Inc. Class A	341,761	1,342
*	Hua Hong Semiconductor Ltd. Class A	322,145	1,342
*	Sensteed Hi-tech Group Class A	6,356,300	1,341
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,340
	Longshine Technology Group Co. Ltd. Class A	975,625	1,339
	Jihua Group Corp. Ltd. Class A	3,491,500	1,338
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,336
	Anker Innovations Technology Co. Ltd. Class A	112,200	1,333
	Baimtec Material Co. Ltd. Class A	170,514	1,332
	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,330
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,327
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,325
	XGD Inc. Class A	441,300	1,324
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,323
	Konfoong Materials International Co. Ltd. Class A	200,376	1,321
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,314
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,307
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,305
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,305
	Shanghai Stonehill Technology Co. Ltd. Class A	3,192,027	1,305
*	Visionox Technology Inc. Class A	1,281,646	1,304
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,303
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,302
*	BeiGene Ltd. Class A	71,125	1,299
		Shares	Market Value• ($000)
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,297
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,295
*	Wuxi NCE Power Co. Ltd. Class A	248,058	1,293
	Keboda Technology Co. Ltd. Class A	129,581	1,291
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	2,385,231	1,291
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,290
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,289
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,288
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	1,288
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,287
	Yunda Holding Co. Ltd. Class A	1,190,669	1,287
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,286
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,285
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	1,285
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	264,187	1,285
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,284
	Estun Automation Co. Ltd. Class A	578,674	1,282
	Xiamen Kingdomway Group Co. Class A	599,100	1,281
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,280
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,279
	Chengzhi Co. Ltd. Class A	1,199,628	1,279
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,277
	Beijing CTJ Information Technology Co. Ltd. Class A	157,052	1,277
	Valiant Co. Ltd. Class A	802,650	1,273
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,272
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	389,480	1,271
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,270
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	1,269
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,269
	Daan Gene Co. Ltd. Class A	1,317,523	1,268
	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,267
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,265
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,264
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,264
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,264
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,261
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,259
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,259
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,259
	Neway Valve Suzhou Co. Ltd. Class A	488,809	1,256
	Shenzhen CECport Technologies Co. Ltd. Class A	508,000	1,255
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,253
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,252
	Range Intelligent Computing Technology Group Co. Ltd. Class A	290,600	1,251
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,251
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,249
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,518,429	1,249
	Rizhao Port Co. Ltd. Class A	3,208,600	1,248
	Moon Environment Technology Co. Ltd. Class A	795,284	1,246
	Shanghai Belling Co. Ltd. Class A	718,144	1,245

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,244
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,243
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,242
	Goke Microelectronics Co. Ltd. Class A	176,849	1,241
*	Shengda Resources Co. Ltd. Class A	713,800	1,240
[2]	China South City Holdings Ltd.	51,225,258	1,238
	Sichuan Injet Electric Co. Ltd. Class A	179,400	1,238
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,238
*	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,237
*	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,235
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,234
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,234
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,233
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,231
	Beijing eGOVA Co. Ltd. Class A	571,612	1,229
	NYOCOR Co. Ltd. Class A	1,483,800	1,227
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	799,200	1,225
	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,225
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,224
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,223
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,222
*	Skyverse Technology Co. Ltd. Class A	168,225	1,220
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,219
	Jiangsu Azure Corp. Class A	1,053,150	1,219
	Porton Pharma Solutions Ltd. Class A	527,750	1,219
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,218
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	1,215
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,215
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,214
	Giantec Semiconductor Corp. Class A	161,378	1,213
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,212
	Qingdao Gaoce Technology Co. Ltd. Class A	310,241	1,212
*	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	1,415,100	1,212
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	753,400	1,211
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,211
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,210
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,210
	Castech Inc. Class A	329,400	1,209
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,208
	Camel Group Co. Ltd. Class A	1,063,051	1,207
	Minmetals Capital Co. Ltd. Class A	1,916,460	1,207
	Youngy Co. Ltd. Class A	239,500	1,205
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	141,500	1,204
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,202
	Yuanjie Semiconductor Technology Co. Ltd. Class A	58,211	1,201
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,200
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,199
*	Xinfengming Group Co. Ltd. Class A	606,451	1,195
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,193
		Shares	Market Value• ($000)
	Hainan Haide Capital Management Co. Ltd. Class A	877,216	1,192
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,192
*	China TransInfo Technology Co. Ltd. Class A	884,700	1,192
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,190
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,190
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	1,186
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,186
	Linktel Technologies Co. Ltd. Class A	104,180	1,185
*	Greattown Holdings Ltd. Class A	2,188,021	1,185
*,1,2	Shimao Services Holdings Ltd.	11,145,000	1,183
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,183
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,182
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,182
*	Hunan New Wellful Co. Ltd. Class A	974,000	1,181
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,179
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,178
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,175
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,174
*	Shanying International Holding Co. Ltd. Class A	4,633,725	1,174
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,173
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,172
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,648,999	1,171
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,170
	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,170
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,170
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	1,168
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,166
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,163
*	CIG Shanghai Co. Ltd. Class A	234,700	1,162
*	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,161
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,160
*	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,160
	Qinhuangdao Port Co. Ltd. Class A	2,553,900	1,160
*	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,160
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,159
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,158
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	1,158
	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,157
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,156
	3peak Inc. Class A	90,605	1,155
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,155
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	1,154
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,153
*	Hongbo Co. Ltd. Class A	456,950	1,152
	Lingyun Industrial Corp. Ltd. Class A	748,416	1,152
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,148
	Fulin Precision Co. Ltd. Class A	1,054,400	1,148
	Grinm Advanced Materials Co. Ltd. Class A	865,300	1,146
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,145
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,142

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,142
[1]	Orient Securities Co. Ltd. Class H	2,752,800	1,140
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	1,138
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,138
	Appotronics Corp. Ltd. Class A	421,869	1,137
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,136
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,135
	Jack Technology Co. Ltd. Class A	309,475	1,134
*	Alpha Group Class A	1,167,001	1,134
	China Sports Industry Group Co. Ltd. Class A	908,800	1,133
*	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,132
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,131
	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,130
	Dashang Co. Ltd. Class A	400,200	1,129
	Bros Eastern Co. Ltd. Class A	1,423,289	1,128
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,125
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,125
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	1,123
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,123
	Rockchip Electronics Co. Ltd. Class A	141,900	1,122
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,121
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,121
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	1,121
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,119
	Sineng Electric Co. Ltd. Class A	289,448	1,119
*	Huafu Fashion Co. Ltd. Class A	1,703,810	1,119
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,118
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	75,600	1,118
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,117
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	1,117
*	Hengdian Entertainment Co. Ltd. Class A	494,722	1,117
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,113
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,113
	City Development Environment Co. Ltd. Class A	654,680	1,111
	Guizhou Tyre Co. Ltd. Class A	1,253,971	1,111
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	1,111
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,111
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,110
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,110
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,110
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,109
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	888,150	1,108
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,108
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,106
	Shenzhen Kinwong Electronic Co. Ltd. Class A	343,556	1,106
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,106
	Yusys Technologies Co. Ltd. Class A	618,780	1,103
*	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,101
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,097
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	1,096
		Shares	Market Value• ($000)
	Mehow Innovative Ltd. Class A	309,900	1,096
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,095
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,092
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,091
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,091
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,091
*	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,090
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,089
	Joyoung Co. Ltd. Class A	682,392	1,089
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	1,088
*	JinJian Cereals Industry Co. Ltd. Class A	1,190,000	1,087
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,082
*	Sangfor Technologies Inc. Class A	143,182	1,079
	Triangle Tyre Co. Ltd. Class A	455,000	1,078
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,078
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,076
	Sino Biological Inc. Class A	110,770	1,076
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,076
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,072
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	196,511	1,072
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	1,071
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,071
	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	1,070
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,069
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	1,069
	Huangshan Novel Co. Ltd. Class A	769,699	1,067
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,067
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	1,065
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,065
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,065
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	1,065
	PNC Process Systems Co. Ltd. Class A	311,280	1,065
	Gansu Energy Chemical Co. Ltd. Class A	2,190,686	1,065
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,064
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,063
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,063
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,062
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,061
*,2	Jin Medical International Ltd.	278,503	1,061
	Mesnac Co. Ltd. Class A	860,489	1,060
	Befar Group Co. Ltd. Class A	1,918,734	1,060
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	1,060
*	China Fangda Group Co. Ltd. Class B	4,726,473	1,057
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	1,057
	Jade Bird Fire Co. Ltd. Class A	525,970	1,054
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,053
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,051

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,050
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,048
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,046
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,046
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	1,046
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,045
*	China Reform Health Management & Services Group Co. Ltd. Class A	842,492	1,042
	Chongqing Water Group Co. Ltd. Class A	1,484,150	1,042
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,041
	DongFeng Automobile Co. Ltd. Class A	1,021,612	1,038
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,037
*	Lancy Co. Ltd. Class A	430,900	1,037
	Digital China Information Service Group Co. Ltd. Class A	555,543	1,034
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,033
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,032
*,3	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,160,307	1,031
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,031
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,030
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	1,030
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	5,233,208	1,030
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,029
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,027
*	PCI Technology Group Co. Ltd. Class A	1,652,858	1,024
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,022
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	1,021
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,020
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,020
	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,018
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,017
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,017
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,016
	Shenzhen Aisidi Co. Ltd. Class A	611,320	1,016
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,015
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,015
	ApicHope Pharmaceutical Co. Ltd. Class A	323,500	1,015
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,239,435	1,014
	Dosilicon Co. Ltd. Class A	319,989	1,014
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,013
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,010
	China International Marine Containers Group Co. Ltd. Class A	807,410	1,010
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,009
	Jiangsu Expressway Co. Ltd. Class A	657,798	1,009
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	1,006
	Shanghai Huayi Group Co. Ltd. Class A	1,096,976	1,005
		Shares	Market Value• ($000)
	Shandong Publishing & Media Co. Ltd. Class A	711,600	1,002
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	1,002
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,001
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,001
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	1,001
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	999
*	Hytera Communications Corp. Ltd. Class A	1,706,265	998
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	998
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	216,684	998
	AUCMA Co. Ltd. Class A	1,427,501	996
*	FESCO Group Co. Ltd. Class A	370,348	996
	Qiming Information Technology Co. Ltd. Class A	534,874	995
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	995
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	995
	Shenma Industry Co. Ltd. Class A	939,904	994
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	994
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	993
	Skyworth Digital Co. Ltd. Class A	686,100	990
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	988
	Visual China Group Co. Ltd. Class A	526,231	988
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	984
*	Wonders Information Co. Ltd. Class A	1,233,500	983
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	983
*	TPV Technology Co. Ltd. Class A	3,004,300	983
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	982
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	981
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	981
	Huaxia Eye Hospital Group Co. Ltd. Class A	273,000	981
	Bank of Lanzhou Co. Ltd. Class A	2,782,400	978
*	Founder Technology Group Corp. Class A	2,720,000	977
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	977
*	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	976
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	976
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	974
[3]	Elion Energy Co. Ltd. Class A	3,447,450	973
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	973
	China Oilfield Services Ltd. Class A	395,000	973
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	971
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	970
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	970
*	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	968
	TDG Holdings Co. Ltd. Class A	940,100	968
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	968
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	968
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	968
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	966
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	965

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	964
*	UTour Group Co. Ltd. Class A	1,051,725	964
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	964
	Dongfeng Electronic Technology Co. Ltd. Class A	690,804	961
	Fujian Apex Software Co. Ltd. Class A	183,700	960
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,545,600	959
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	957
	Jiangling Motors Corp. Ltd. Class A	266,198	957
	Innuovo Technology Co. Ltd. Class A	1,119,455	957
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	956
	COSCO SHIPPING Development Co. Ltd. Class A	2,819,276	956
	Shanghai AtHub Co. Ltd. Class A	369,460	956
	Guangzhou Port Co. Ltd. Class A	2,060,800	955
	Sichuan EM Technology Co. Ltd. Class A	825,890	950
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	949
	Wencan Group Co. Ltd. Class A	229,786	947
*	Wuxi Boton Technology Co. Ltd. Class A	480,204	946
*	Shenzhen Baoming Technology Co. Ltd. Class A	148,300	945
*	Henan Zhongfu Industry Co. Ltd. Class A	2,147,200	942
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	942
	Central China Land Media Co. Ltd. Class A	663,500	941
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	940
	Tangrenshen Group Co. Ltd. Class A	1,175,650	940
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	940
	Jinhong Gas Co. Ltd. Class A	362,709	936
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	935
*	NanJi E-Commerce Co. Ltd. Class A	2,206,043	933
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	932
	Luyang Energy-Saving Materials Co. Ltd.	509,771	931
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	930
*	Lier Chemical Co. Ltd. Class A	706,221	930
	Windey Energy Technology Group Co. Ltd. Class A	684,528	930
	China International Capital Corp. Ltd. Class A	202,700	930
*	Topsec Technologies Group Inc. Class A	1,084,532	930
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	929
	Beijing Capital Development Co. Ltd. Class A	2,443,183	929
	Guomai Technologies Inc. Class A	968,065	929
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	928
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	928
	China Merchants Port Group Co. Ltd. Class A	356,900	926
	Xilinmen Furniture Co. Ltd. Class A	357,900	924
	Chongqing Chuanyi Automation Co. Ltd. Class A	251,049	923
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	922
	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	918
	Guangdong South New Media Co. Ltd. Class A	176,292	916
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	914
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	914
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	913
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	911
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	910
	Sino Wealth Electronic Ltd. Class A	336,367	910
	Kunshan Dongwei Technology Co. Ltd. Class A	196,915	909
		Shares	Market Value• ($000)
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	909
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	907
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	907
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	221,081	907
	Winner Medical Co. Ltd. Class A	209,805	906
*	Kidswant Children Products Co. Ltd. Class A	1,017,800	905
	Jangho Group Co. Ltd. Class A	1,104,707	905
	Jinxi Axle Co. Ltd. Class A	1,804,300	903
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	6,085,460	903
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	902
	Whirlpool China Co. Ltd. Class A	738,250	898
*	OPT Machine Vision Tech Co. Ltd. Class A	86,420	897
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	895
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	727,100	894
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	893
	Jinko Power Technology Co. Ltd. Class A	2,169,800	893
	Greatoo Intelligent Equipment Inc. Class A	2,052,300	892
	Shanghai Maling Aquarius Co. Ltd. Class A	1,019,098	892
	Nuode New Materials Co. Ltd. Class A	1,516,200	889
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	889
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	888
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	886
	Jiajiayue Group Co. Ltd. Class A	603,492	884
	Hualan Biological Vaccine Inc. Class A	291,400	883
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	883
[3]	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	882
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	880
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	879
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	879
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,430,979	879
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	879
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	878
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	877
	Zhejiang Chengchang Technology Co. Ltd. Class A	121,252	876
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	875
	B-Soft Co. Ltd. Class A	1,485,966	874
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	873
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	873
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	545,350	872
	Henan Liliang Diamond Co. Ltd. Class A	187,560	872
	Semitronix Corp. Class A	122,500	872
	Jiuzhitang Co. Ltd. Class A	803,900	870
*,3	Shenzhen Infinova Ltd. Class A	1,076,307	870
	KingClean Electric Co. Ltd. Class A	238,900	868
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	867
*	Guoguang Electric Co. Ltd. Class A	480,600	866
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	865
	Fujian Boss Software Development Co. Ltd. Class A	484,033	864
*	HyUnion Holding Co. Ltd. Class A	1,101,382	863
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	861

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sumavision Technologies Co. Ltd. Class A	1,336,200	860
*	China Television Media Ltd. Class A	310,000	858
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	856
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	855
	Jinhui Liquor Co. Ltd. Class A	282,800	855
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	854
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	853
	Shandong Lukang Pharma Class A	867,190	852
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	852
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	851
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	851
	Sinosoft Co. Ltd. Class A	214,340	850
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	847
	Suning Universal Co. Ltd. Class A	2,979,759	846
	Wellhope Foods Co. Ltd. Class A	854,101	846
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	845
	Vatti Corp. Ltd. Class A	842,448	844
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	844
	Xinzhi Group Co. Ltd. Class A	382,400	843
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	843
	Primarius Technologies Co. Ltd. Class A	400,608	842
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	842
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	839
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	839
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	838
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	838
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	836
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	836
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	836
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	835
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	835
*	Sinopec Oilfield Service Corp. Class H	12,400,608	834
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	834
	Guangdong Construction Engineering Group Co. Ltd. Class A	1,468,900	834
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	833
	Beyondsoft Corp. Class A	638,200	833
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	825
	Yuneng Technology Co. Ltd. Class A	85,855	825
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,111,582	825
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	822
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	821
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	821
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	821
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	821
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	820
	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	819
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	819
		Shares	Market Value• ($000)
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	819
	Weaver Network Technology Co. Ltd. Class A	164,100	818
	Hubei Century Network Technology Co. Ltd. Class A	465,300	818
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	818
*	BOE HC SemiTek Corp. Class A	1,212,450	818
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	817
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	814
	PhiChem Corp. Class A	498,100	814
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	814
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	813
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	810
	Shanghai Baolong Automotive Corp. Class A	143,900	810
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	809
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	807
	Three's Co. Media Group Co. Ltd. Class A	112,282	806
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	805
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	803
	Jinneng Science&Technology Co. Ltd. Class A	858,655	803
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	802
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	800
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	798
	CCCG Real Estate Corp. Ltd. Class A	577,500	797
*	Guizhou Gas Group Corp. Ltd. Class A	795,372	797
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	796
	Western Region Gold Co. Ltd. Class A	468,800	796
	ADAMA Ltd. Class A	915,100	795
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	794
	Zhejiang Runtu Co. Ltd. Class A	868,351	792
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	792
*,2	Tongdao Liepin Group	2,066,400	790
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	789
	CITIC Press Corp. Class A	192,900	789
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	789
*	Archermind Technology Nanjing Co. Ltd. Class A	150,070	787
	Chengdu RML Technology Co. Ltd. Class A	113,827	787
*	Emei Shan Tourism Co. Ltd. Class A	478,100	786
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	786
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	785
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	784
	Wushang Group Co. Ltd. Class A	745,977	782
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	782
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	780
	Ningbo Yunsheng Co. Ltd. Class A	941,571	780
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	779
	Hainan Expressway Co. Ltd. Class A	1,170,600	777
	Sun Create Electronics Co. Ltd. Class A	304,876	777
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	777
	BGI Genomics Co. Ltd. Class A	137,049	777
*	Sunyard Technology Co. Ltd. Class A	483,327	776

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Jinke Properties Group Co. Ltd. Class A	4,996,413	776
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	775
	Eastcompeace Technology Co. Ltd. Class A	598,315	774
	China Harzone Industry Corp. Ltd. Class A	786,065	773
	Goldcard Smart Group Co. Ltd. Class A	389,110	771
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	771
	Insigma Technology Co. Ltd. Class A	1,008,500	770
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	770
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	769
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	769
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	768
*	Jiangsu Etern Co. Ltd. Class A	1,230,970	768
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	768
	Guodian Nanjing Automation Co. Ltd. Class A	825,360	767
*	ChangYuan Technology Group Ltd. Class A	1,209,343	767
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	766
*	Zhongtong Bus Co. Ltd. Class A	607,400	765
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	765
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	763
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	762
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	759
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	758
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	756
	Time Publishing & Media Co. Ltd. Class A	473,200	755
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	755
*	VanJee Technology Co. Ltd. Class A	201,160	755
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	755
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	755
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	753
	Opple Lighting Co. Ltd. Class A	298,600	748
	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	748
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	747
	Luoniushan Co. Ltd. Class A	1,097,907	747
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	747
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	745
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	745
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	744
	Guangdong Shirongzhaoye Co. Ltd. Class A	987,017	744
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	743
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	738
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	738
	Hainan Mining Co. Ltd. Class A	739,762	735
	Canny Elevator Co. Ltd. Class A	764,373	735
*	Jiangsu Gian Technology Co. Ltd. Class A	180,768	733
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	732
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	730
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	730
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	729
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	728
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	728
		Shares	Market Value• ($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	726
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	726
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	725
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	722
	263 Network Communications Co. Ltd. Class A	1,350,860	721
	Sunstone Development Co. Ltd. Class A	373,000	720
*,3	Gohigh Networks Co. Ltd. Class A	1,148,740	720
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	719
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	719
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	718
	Jiangling Motors Corp. Ltd. Class B	635,970	717
	Joeone Co. Ltd. Class A	502,277	716
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	716
	Juewei Food Co. Ltd. Class A	255,920	716
	Shandong Xiantan Co. Ltd. Class A	847,492	716
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	715
	Anhui Korrun Co. Ltd. Class A	251,860	715
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	714
	Changzhou Fusion New Material Co. Ltd. Class A	93,719	714
*	Edan Instruments Inc. Class A	517,400	713
	Beijing Tongtech Co. Ltd. Class A	482,980	713
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	713
*	Focused Photonics Hangzhou Inc. Class A	419,596	712
	Zhuhai Port Co. Ltd. Class A	1,050,000	711
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	711
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	661,000	710
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	710
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	710
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	709
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	709
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	708
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	707
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	705
	Lu Thai Textile Co. Ltd. Class B	1,329,453	704
	Tianjin Teda Co. Ltd. Class A	1,439,243	704
	Top Resource Energy Co. Ltd. Class A	847,100	702
	Guotai Epoint Software Co. Ltd. Class A	221,590	700
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	699
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	699
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	698
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	697
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	697
*	Nations Technologies Inc. Class A	521,400	696
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	695
*	JoulWatt Technology Co. Ltd. Class A	343,651	695
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	695
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	694
*,1,2	CStone Pharmaceuticals	6,242,500	694
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	693
*	Orient Group Inc. Class A	3,391,900	692
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	692
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	690

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	690
	Chengdu Bright Eye Hospital Co. Ltd. Class A	101,700	690
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	689
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	689
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	687
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	686
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	686
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	686
	Yotrio Group Co. Ltd. Class A	1,839,350	686
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	684
	Hunan Aihua Group Co. Ltd. Class A	335,506	684
	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	683
	Hainan Poly Pharm Co. Ltd. Class A	399,450	682
	C*Core Technology Co. Ltd. Class A	215,535	681
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	680
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	680
*	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	680
	Unilumin Group Co. Ltd. Class A	872,038	680
	Cybrid Technologies Inc. Class A	410,600	680
	Bafang Electric Suzhou Co. Ltd. Class A	142,084	679
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	679
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	678
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	676
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	675
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	675
	Rongan Property Co. Ltd. Class A	2,008,772	675
	Chongqing Port Co. Ltd. Class A	1,210,600	674
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	674
*,3	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	674
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	674
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	673
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	673
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	672
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	672
*,3	Tech-Bank Food Co. Ltd. Class A	1,799,254	672
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,124,419	671
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	671
*	INKON Life Technology Co. Ltd. Class A	587,200	670
	North Electro-Optic Co. Ltd. Class A	494,561	669
*	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	669
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	668
	Shunfa Hengye Corp. Class A	1,684,921	667
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	666
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	664
*	Phenix Optical Co. Ltd. Class A	275,600	664
	Black Peony Group Co. Ltd. Class A	1,031,687	664
	Maccura Biotechnology Co. Ltd. Class A	366,530	663
*	Beijing North Star Co. Ltd. Class A	2,701,615	663
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	661
	China Union Holdings Ltd. Class A	1,594,400	661
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	659
*	Toread Holdings Group Co. Ltd. Class A	884,800	659
		Shares	Market Value• ($000)
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	659
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	658
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	658
	Jinlei Technology Co. Ltd. Class A	253,900	658
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	658
	Shenzhen Click Technology Co. Ltd. Class A	420,000	658
*	Deppon Logistics Co. Ltd. Class A	286,900	657
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	657
	Xiamen Port Development Co. Ltd. Class A	739,716	656
	Digiwin Software Co. Ltd. Class A	272,194	656
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	656
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	656
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	656
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	655
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	655
	EIT Environmental Development Group Co. Ltd. Class A	345,501	655
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	654
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	653
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	653
	MGI Tech Co. Ltd. Class A	81,210	653
*	Huludao Zinc Industry Co. Class A	1,526,300	652
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	651
*	Anyang Iron & Steel Inc. Class A	2,716,980	650
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	648
*	Youzu Interactive Co. Ltd. Class A	485,916	647
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	647
	Hangzhou Onechance Tech Corp. Class A	262,325	646
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	645
	Orient International Enterprise Ltd. Class A	757,400	645
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	645
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	645
	Shandong Head Group Co. Ltd. Class A	319,700	645
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	640
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	640
	Era Co. Ltd. Class A	1,005,259	639
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	637
*	DBAPP Security Ltd. Class A	81,099	637
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	636
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	634
*	Fujian Snowman Co. Ltd. Class A	724,468	633
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	633
	Tungkong Inc. Class A	556,076	632
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	631
	Haining China Leather Market Co. Ltd. Class A	1,252,410	631
	Client Service International Inc. Class A	432,967	630
	Goldenmax International Group Ltd. Class A	661,900	629
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	628
	MYS Group Co. Ltd. Class A	1,417,892	628
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	626
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	625
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	625
*	Kingsignal Technology Co. Ltd. Class A	620,360	624
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	624
	Merit Interactive Co. Ltd. Class A	384,848	624
	Streamax Technology Co. Ltd. Class A	145,100	624

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Marssenger Kitchenware Co. Ltd. Class A	272,397	624
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	623
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	622
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	622
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	622
*	Sinopec Oilfield Equipment Corp. Class A	719,342	620
*	Hanwang Technology Co. Ltd. Class A	231,900	620
*	Sinodata Co. Ltd. Class A	329,635	620
	ABA Chemicals Corp. Class A	726,200	620
	Sino GeoPhysical Co. Ltd. Class A	319,165	618
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	618
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	617
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	617
	Piesat Information Technology Co. Ltd. Class A	200,019	617
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	616
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	615
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	615
	Truking Technology Ltd. Class A	527,800	615
*	Guangxi Energy Co. Ltd. Class A	1,383,240	613
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	612
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	612
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	611
*	Sichuan Teway Food Group Co. Ltd. Class A	317,450	610
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	609
	Center International Group Co. Ltd. Class A	467,600	609
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	608
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	608
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	606
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	605
*,3	Enjoyor Technology Co. Ltd. Class A	659,100	605
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A	328,900	605
*	Huayi Brothers Media Corp. Class A	2,189,502	603
*	Triumph New Energy Co. Ltd. Class A	385,300	602
	Hefei Department Store Group Co. Ltd. Class A	932,417	601
	China Wuyi Co. Ltd. Class A	1,611,511	600
	Cangzhou Dahua Co. Ltd. Class A	417,700	600
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	599
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	599
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	598
*	Sunvim Group Co. Ltd. Class A	909,600	597
	KBC Corp. Ltd. Class A	115,539	596
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	595
*	Beijing Sinohytec Co. Ltd. Class A	120,245	594
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	593
	FIYTA Precision Technology Co. Ltd. Class A	420,085	593
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	592
*	Dongjiang Environmental Co. Ltd. Class A	946,666	592
*	Zhejiang Jingu Co. Ltd. Class A	779,060	590
	Xiangyu Medical Co. Ltd. Class A	107,228	589
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	587
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	587
	ZhongYeDa Electric Co. Ltd. Class A	501,400	586
		Shares	Market Value• ($000)
	Liaoning Chengda Biotechnology Co. Ltd. Class A	150,361	586
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	586
	Bestsun Energy Co. Ltd. Class A	1,122,700	586
	Ausnutria Dairy Corp. Ltd.	1,989,000	584
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	584
	Suplet Power Co. Ltd. Class A	463,747	584
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	583
	BMC Medical Co. Ltd. Class A	46,865	581
	Guangdong Goworld Co. Ltd. Class A	521,444	580
*	Hengbao Co. Ltd. Class A	671,300	580
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	580
	Sichuan Meifeng Chemical IND Class A	591,151	579
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	579
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	579
*	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	578
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	577
*	Beijing Forever Technology Co. Ltd. Class A	788,894	576
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	111,680	575
	Xiamen Bank Co. Ltd. Class A	749,000	575
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	56,707	575
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	574
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	573
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	572
	Guangzhou Automobile Group Co. Ltd. Class A	473,300	572
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	572
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	571
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	571
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	571
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	571
	Ligao Foods Co. Ltd. Class A	115,920	570
	Hanwei Electronics Group Corp. Class A	274,002	568
	Beijing SDL Technology Co. Ltd. Class A	660,800	567
	Shanghai Medicilon Inc. Class A	116,916	567
*	Simei Media Co. Ltd. Class A	769,200	566
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	566
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	565
*	Beijing Water Business Doctor Co. Ltd. Class A	844,674	565
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	564
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	564
	Zhende Medical Co. Ltd. Class A	189,800	563
*	Eastone Century Technology Co. Ltd. Class A	843,315	561
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	561
	Wolong Resources Group Co. Ltd. Class A	943,001	561
*	Konka Group Co. Ltd. Class A	1,329,700	561
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	559
	Blue Sail Medical Co. Ltd. Class A	712,564	557
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	556
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	556
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	556
	Xiamen International Airport Co. Ltd. Class A	289,758	556
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	552
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	552
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	550
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	550
	CCS Supply Chain Management Co. Ltd. Class A	853,540	550

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	549
	Duolun Technology Corp. Ltd. Class A	587,777	548
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	548
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	546
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	544
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	542
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	541
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	539
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	539
*	Autel Intelligent Technology Corp. Ltd. Class A	145,673	539
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	538
	Dare Power Dekor Home Co. Ltd. Class A	562,739	534
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	534
	Shanghai Tianchen Co. Ltd. Class A	728,338	534
*	Langold Real Estate Co. Ltd. Class A	1,962,979	534
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	534
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	533
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	533
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	532
	Inspur Software Co. Ltd. Class A	329,798	531
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	531
	China West Construction Group Co. Ltd. Class A	649,000	530
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	530
	Jenkem Technology Co. Ltd. Class A	47,933	529
*	Shenzhen World Union Group Inc. Class A	2,085,355	528
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	525
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	524
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	523
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	521
*	Shanghai STEP Electric Corp. Class A	494,600	520
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	518
	Servyou Software Group Co. Ltd. Class A	150,300	518
	Qingdao Citymedia Co. Ltd. Class A	496,400	517
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	513
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	513
*	Zhongfu Information Inc. Class A	235,500	512
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	511
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	511
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	510
	Anhui Huamao Textile Co. Class A	1,074,064	510
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	508
	Three Squirrels Inc. Class A	149,540	508
*	Jinzhou Port Co. Ltd. Class B	2,857,215	506
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	1,525,600	506
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	505
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	505
	Vontron Technology Co. Ltd. Class A	423,300	503
	FSPG Hi-Tech Co. Ltd. Class A	885,500	503
		Shares	Market Value• ($000)
*	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	503
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	503
*	Huayuan Property Co. Ltd. Class A	2,642,075	502
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	501
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	500
*,3	ENC Digital Technology Co. Ltd. Class A	482,090	500
	Monalisa Group Co. Ltd. Class A	349,604	500
	Newcapec Electronics Co. Ltd. Class A	488,335	499
	Create Technology & Science Co. Ltd. Class A	385,756	496
	Tongyu Communication Inc. Class A	237,975	494
*	Tengda Construction Group Co. Ltd. Class A	1,637,499	493
*	Ningbo Cixing Co. Ltd. Class A	598,800	493
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	492
*	Shanghai Guijiu Co. Ltd. Class A	320,500	492
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	491
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	489
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	489
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	489
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	489
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	489
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	488
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	486
*	Solareast Holdings Co. Ltd. Class A	775,159	486
*	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	486
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	486
	Macmic Science & Technology Co. Ltd. Class A	142,303	486
*	Double Medical Technology Inc. Class A	109,500	485
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	484
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	484
*	Yijiahe Technology Co. Ltd. Class A	167,000	484
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	484
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	483
*,3	Holitech Technology Co. Ltd. Class A	2,746,096	483
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	481
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	481
	Gem-Year Industrial Co. Ltd. Class A	942,111	481
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	478
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	478
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	477
	ZYNP Corp. Class A	522,900	476
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	830,880	476
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	474
	Suzhou Oriental Semiconductor Co. Ltd. Class A	67,528	474
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	473
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	472
*	Shenyang Chemical Co. Ltd. Class A	944,000	471
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	103,412	471
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	470
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	470
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	469
	Contec Medical Systems Co. Ltd. Class A	211,100	469

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	469
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	468
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	467
*	New Huadu Technology Co. Ltd. Class A	595,500	466
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	466
	Zhejiang NetSun Co. Ltd. Class A	229,600	465
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	464
	Toly Bread Co. Ltd. Class A	548,939	464
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	464
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	463
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	463
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	462
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	462
*	Qingdao Doublestar Co. Ltd. Class A	748,900	461
*	Royal Group Co. Ltd. Class A	810,478	461
*	Moody Technology Holdings Ltd.	36,915,558	460
*	Deluxe Family Co. Ltd. Class A	1,499,036	460
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	459
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	458
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	457
*	PKU Healthcare Corp. Ltd. Class A	560,500	456
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	455
	Hangzhou Cable Co. Ltd. Class A	652,000	454
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	454
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	452
*	Jishi Media Co. Ltd. Class A	2,400,700	452
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	451
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	451
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	451
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	449
	Bestore Co. Ltd. Class A	215,700	448
	Haoxiangni Health Food Co. Ltd. Class A	506,788	447
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	445
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	443
*	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	442
*	Fujian Rongji Software Co. Ltd. Class A	609,300	442
*	Citychamp Dartong Co. Ltd. Class A	1,594,333	441
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	440
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	438
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	437
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	437
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	435
	Chongqing Yukaifa Co. Ltd. Class A	930,100	434
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	434
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	434
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	434
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	433
	Sanlux Co. Ltd. Class A	648,400	432
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	432
	Fulongma Group Co. Ltd. Class A	355,320	432
		Shares	Market Value• ($000)
	Lucky Film Co. Class A	528,691	432
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	430
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	430
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	429
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	429
	Guizhou Zhenhua E-chem Inc. Class A	240,298	429
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	427
	Ningbo David Medical Device Co. Ltd. Class A	277,300	426
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	425
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	424
	Xiamen Intretech Inc. Class A	215,390	424
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	423
*,3	Shanghai Lonyer Data Co. Ltd. Class A	326,300	423
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	422
	Daheng New Epoch Technology Inc. Class A	376,900	421
*	Guangdong Delian Group Co. Ltd. Class A	675,035	420
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	420
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	420
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	419
	Shandong Shengli Co. Class A	973,577	418
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	418
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	418
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	417
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	417
*	Guangdong DFP New Material Group Co. Ltd.	837,600	417
*	Changchun Gas Co. Ltd. Class A	741,500	416
	Sansure Biotech Inc. Class A	146,855	414
	Guobang Pharma Ltd. Class A	180,000	413
	Shanghai New World Co. Ltd. Class A	479,000	412
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	412
	Fujian Dongbai Group Co. Ltd. Class A	876,300	410
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	409
*	Global Infotech Co. Ltd. Class A	388,600	409
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	408
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	408
*	Lander Sports Development Co. Ltd. Class A	1,172,450	407
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	407
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	406
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	406
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	404
*	China Quanjude Group Co. Ltd. Class A	278,800	402
	Rianlon Corp. Class A	97,100	402
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,014,898	401
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	398
*	Feitian Technologies Co. Ltd. Class A	392,500	397
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	396
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	395
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	394
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	392

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	392
*	Wisesoft Co. Ltd. Class A	231,865	391
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	390
*	CanSino Biologics Inc. Class A	55,518	390
*	Guizhou Chitianhua Co. Ltd. Class A	1,556,500	388
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	387
*	Rastar Group Class A	1,078,500	387
	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	386
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	385
*	Berry Genomics Co. Ltd. Class A	322,603	385
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	384
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	382
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	674,360	382
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	381
*	Surfilter Network Technology Co. Ltd. Class A	617,768	380
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	377
[3]	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	377
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	377
*	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	376
	Beijing Bashi Media Co. Ltd. Class A	801,670	376
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	375
*,3	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	743,030	372
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	371
	Transfar Zhilian Co. Ltd. Class A	597,325	369
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	368
	Chimin Health Management Co. Ltd. Class A	428,400	365
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	364
*	Anhui Genuine New Materials Co. Ltd. Class A	452,620	364
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	363
*	KraussMaffei Co. Ltd. Class A	431,434	362
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	362
*	Metro Land Corp. Ltd. Class A	561,500	358
*	Beken Corp. Class A	122,587	358
*	Wenfeng Great World Chain Development Corp. Class A	1,239,613	357
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	353
	Hongbaoli Group Corp. Ltd. Class A	714,859	351
*,1	Archosaur Games Inc.	1,757,000	351
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	351
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	348
	QuakeSafe Technologies Co. Ltd. Class A	226,550	342
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	342
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	340
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	339
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	337
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	337
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	336
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	334
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	334
*	Hangzhou Century Co. Ltd. Class A	822,400	333
		Shares	Market Value• ($000)
*	Hebei Huijin Group Co. Ltd. Class A	485,900	331
	China Life Insurance Co. Ltd. Class A	78,390	330
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	324
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	321
	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	318
	Weifu High-Technology Group Co. Ltd. Class A	124,100	317
*,3	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	314
	Thinkingdom Media Group Ltd. Class A	124,581	314
*	Doushen Beijing Education & Technology Inc. Class A	866,539	312
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	311
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	310
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	310
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	309
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	306
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	304
*	Rendong Holdings Co. Ltd. Class A	522,865	304
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,405,714	304
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	298
	Nanjing Chixia Development Co. Ltd. Class A	947,000	293
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	293
	Guangzhou Holike Creative Home Co. Ltd. Class A	235,458	293
*	H&R Century Union Corp. Class A	709,000	292
*	Tangel Culture Co. Ltd. Class A	745,400	292
	Baida Group Co. Ltd. Class A	256,600	287
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	285
[1]	China Everbright Greentech Ltd.	3,330,175	284
*	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	281
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	278
	Shanghai Titan Scientific Co. Ltd. Class A	69,307	275
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	273
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	266
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	263
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	253
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	250
*	Hainan Ruize New Building Material Co. Ltd. Class A	985,704	249
	Maoye Commercial Co. Ltd. Class A	614,013	245
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	233
*	Vtron Group Co. Ltd. Class A	864,723	233
*,3	Chongqing Dima Industry Co. Ltd. Class A	1,647,007	226
*	Strait Innovation Internet Co. Ltd. Class A	640,698	225
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	211
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	207
*,3	Yango Group Co. Ltd. Class A	4,010,183	205
*	Fujian Green Pine Co. Ltd. Class A	355,400	198
	CSG Holding Co. Ltd. Class A	249,200	193
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	167
*	Road King Infrastructure Ltd.	978,581	149
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	148
*	Infund Holding Co. Ltd. Class A	1,027,334	143
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	142

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Yuzhou Group Holdings Co. Ltd.	15,445,175	140
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	140
	Red Star Macalline Group Corp. Ltd. Class A	305,030	133
*,2	Yatsen Holding Ltd. ADR	27,871	122
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	121
	Eastern Communications Co. Ltd. Class B	290,300	100
*	Fire Rock Holdings Ltd.	5,404,677	90
*	Jinzhou Port Co. Ltd. Class A	267,100	88
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	73
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	56
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	43
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	40
	Shanghai Haixin Group Co. Class A	32,500	26
*	Cosmopolitan International Holdings Ltd.	256,500	25
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	24
*,3	ST JLZX A	393,700	20
*	Niu Technologies ADR	1,601	4
*,3	Kangmei Pharmaceutical Co. Ltd.	627,658	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
			28,795,216
Colombia (0.1%)
	Bancolombia SA ADR	1,161,910	38,018
	Interconexion Electrica SA ESP	5,952,415	27,463
	Ecopetrol SA	43,961,433	25,550
[2]	Ecopetrol SA ADR	933,420	10,837
	Bancolombia SA	3,941	34
			101,902
Czech Republic (0.1%)
	CEZ A/S	2,106,106	77,784
*	Komercni Banka A/S	995,792	36,690
[1]	Moneta Money Bank A/S	4,610,549	18,588
[2]	Colt CZ Group SE	61,535	1,694
			134,756
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	30,095,094	45,227
	Talaat Moustafa Group	14,061,132	15,007
	ElSewedy Electric Co.	10,308,046	6,690
	Eastern Co. SAE	13,712,078	6,305
*	EFG Holding S.A.E.	16,473,109	5,095
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	4,110
	Telecom Egypt Co.	4,679,438	3,022
	Egypt Kuwait Holding Co. SAE	3,826,834	2,615
	Madinet Masr For Housing & Development	13,152,549	882
			88,953
Greece (0.6%)
*	National Bank of Greece SA	9,958,623	80,144
*	Eurobank Ergasias Services & Holdings SA	33,956,536	72,642
	Mytilineos SA	1,363,362	55,312
*	Piraeus Financial Holdings SA	13,404,395	53,697
*	Alpha Services & Holdings SA	28,656,430	48,390
	JUMBO SA	1,463,249	45,540
	OPAP SA	2,566,826	42,703
	Hellenic Telecommunications Organization SA	2,264,628	34,403
*	Public Power Corp. SA	2,719,103	32,456
	Motor Oil Hellas Corinth Refineries SA	748,688	21,722
	Titan Cement International SA	450,775	14,269
	Terna Energy SA	707,213	13,749
	GEK Terna SA	771,604	13,748
	HELLENiQ ENERGY Holdings SA	1,241,650	11,131
*	LAMDA Development SA	949,434	6,968
*	Aegean Airlines SA	495,340	6,646
*	Athens International Airport SA	634,372	5,626
		Shares	Market Value• ($000)
	Sarantis SA	424,203	5,358
	Hellenic Exchanges - Athens Stock Exchange SA	823,686	4,516
	Autohellas Tourist & Trading SA	274,468	3,750
	Holding Co. ADMIE IPTO SA	1,577,580	3,744
	Epsilon Net SA	273,600	3,504
	Viohalco SA	568,387	3,491
	Cenergy Holdings SA	411,454	3,474
*	Intrakat Technical & Energy Projects SA	590,392	3,392
*	Ellaktor SA	1,174,012	3,279
	Athens Water Supply & Sewage Co. SA	462,981	2,823
	Fourlis Holdings SA	595,885	2,623
	Quest Holdings SA	370,977	2,296
*	Intracom Holdings SA (Registered)	560,772	2,174
*	Ideal Holdings SA	273,099	1,819
	Piraeus Port Authority SA	19,566	517
*,3	FF Group	397,542	—
			605,906
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	57,265,000	32,661
*,3	Real Nutriceutical Group Ltd.	1,315,000	—
			32,661
Hungary (0.3%)
	OTP Bank Nyrt.	3,069,150	152,125
	Richter Gedeon Nyrt.	1,950,013	49,650
	MOL Hungarian Oil & Gas plc	5,821,489	47,711
	Magyar Telekom Telecommunications plc	4,964,780	12,521
			262,007
Iceland (0.1%)
	Marel HF	7,567,662	26,073
[1]	Arion Banki HF	18,743,492	19,034
*	Alvotech SA	1,087,912	16,092
	Islandsbanki HF	16,081,840	11,837
	Hagar hf	14,708,565	7,792
*	Kvika banki hf	59,797,069	5,945
	Festi hf	3,861,940	5,249
	Reitir fasteignafelag hf	9,447,009	5,045
*	Hampidjan HF	4,370,818	4,372
	Sjova-Almennar Tryggingar hf	13,484,030	3,622
	Eimskipafelag Islands hf	1,439,164	3,321
	Vatryggingafelag Islands Hf	22,649,583	2,694
*	Icelandair Group HF	295,109,609	2,121
*	Olgerdin Egill Skallagrims HF	14,751,034	1,932
	Siminn HF	26,958,334	1,911
			117,040
India (22.8%)
	Reliance Industries Ltd.	44,864,176	1,574,924
	HDFC Bank Ltd.	74,495,186	1,352,877
	Infosys Ltd.	46,784,635	789,936
	Tata Consultancy Services Ltd.	13,787,204	629,250
	Bharti Airtel Ltd. (XNSE)	32,051,143	507,328
	ICICI Bank Ltd.	32,506,693	447,908
	Axis Bank Ltd.	30,423,615	424,656
	Larsen & Toubro Ltd.	8,999,114	386,835
	Mahindra & Mahindra Ltd.	12,523,868	323,039
	Hindustan Unilever Ltd.	11,838,176	316,164
	Maruti Suzuki India Ltd.	1,822,884	279,666
	NTPC Ltd.	63,213,636	274,722
	Bajaj Finance Ltd.	3,308,130	274,417
	Sun Pharmaceutical Industries Ltd.	14,517,723	260,813
	Titan Co. Ltd.	5,563,125	238,699
	HCL Technologies Ltd.	14,118,752	230,347
	Tata Motors Ltd.	18,417,370	222,096
	Tata Steel Ltd.	112,231,256	221,228
*	Zomato Ltd.	90,436,923	208,722
	ITC Ltd.	39,820,867	207,635

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Asian Paints Ltd.	6,024,223	207,221
	Power Grid Corp. of India Ltd.	55,986,971	201,933
	State Bank of India	19,781,237	195,398
*	Jio Financial Services Ltd.	42,128,644	189,712
	UltraTech Cement Ltd.	1,529,302	182,391
	Oil & Natural Gas Corp. Ltd.	51,798,160	174,858
	Adani Enterprises Ltd.	4,682,769	171,109
	Coal India Ltd.	30,292,774	164,700
	Grasim Industries Ltd.	5,543,649	159,841
	Adani Ports & Special Economic Zone Ltd.	9,920,823	157,166
	Hindalco Industries Ltd.	18,811,531	144,675
	Nestle India Ltd.	4,804,376	144,215
	JSW Steel Ltd.	13,426,091	141,457
	Bharat Electronics Ltd.	47,788,281	133,634
	Trent Ltd.	2,424,731	127,989
	Tata Motors Ltd. Class A	15,322,632	124,985
	Tech Mahindra Ltd.	8,100,174	122,019
*	Adani Green Energy Ltd.	5,611,927	120,593
	Hindustan Aeronautics Ltd.	2,538,620	119,802
	Tata Power Co. Ltd.	22,113,181	118,676
	Cipla Ltd.	6,826,879	114,284
	Shriram Finance Ltd.	3,736,798	114,010
*	Adani Power Ltd.	15,420,124	112,795
	Tata Consumer Products Ltd.	8,437,340	111,730
	Indian Oil Corp. Ltd.	54,764,388	110,590
	Varun Beverages Ltd.	6,222,954	110,083
*,1	Avenue Supermarts Ltd.	1,991,686	109,901
*,1	InterGlobe Aviation Ltd.	2,190,434	104,449
	Power Finance Corp. Ltd.	19,418,505	102,360
	Eicher Motors Ltd.	1,851,633	101,939
	REC Ltd.	16,679,165	101,037
	Bajaj Finserv Ltd.	5,110,037	98,713
	Bajaj Auto Ltd.	911,171	97,275
	Bharat Petroleum Corp. Ltd.	13,332,852	97,018
[1]	SBI Life Insurance Co. Ltd.	5,618,707	96,667
	Hero MotoCorp Ltd.	1,742,461	94,567
	Apollo Hospitals Enterprise Ltd.	1,324,263	94,188
[1]	HDFC Life Insurance Co. Ltd.	13,168,337	91,916
*	Britannia Industries Ltd.	1,589,752	90,863
	Max Healthcare Institute Ltd.	8,813,070	88,562
	DLF Ltd.	8,301,134	88,445
	GAIL India Ltd.	35,217,073	87,976
	Dr Reddy's Laboratories Ltd.	1,172,694	87,023
	Vedanta Ltd.	17,646,753	84,222
	Wipro Ltd.	15,247,562	83,970
*	Yes Bank Ltd.	266,528,692	83,361
	Siemens Ltd.	1,191,661	83,260
	Divi's Laboratories Ltd.	1,704,837	81,631
	Cholamandalam Investment & Finance Co. Ltd.	5,524,724	78,861
*	Suzlon Energy Ltd.	157,821,745	78,206
	TVS Motor Co. Ltd.	3,156,804	77,728
	Indian Hotels Co. Ltd. Class A	11,151,162	76,842
	Kotak Mahindra Bank Ltd.	3,912,369	76,038
	Info Edge India Ltd.	1,026,445	74,236
	Pidilite Industries Ltd.	2,033,711	74,178
	Ambuja Cements Ltd.	9,813,793	72,754
	Godrej Consumer Products Ltd.	4,868,239	71,049
	Cummins India Ltd.	1,808,628	70,815
[1]	LTIMindtree Ltd.	1,226,261	68,874
[1]	ICICI Lombard General Insurance Co. Ltd.	3,220,353	65,817
	Havells India Ltd.	3,219,023	64,067
	Lupin Ltd.	3,209,799	63,201
*	PB Fintech Ltd.	4,171,943	63,187
[1]	HDFC Asset Management Co. Ltd.	1,349,397	62,908
	Colgate-Palmolive India Ltd.	1,787,816	60,503
*	Adani Energy Solutions Ltd.	4,725,744	60,377
		Shares	Market Value• ($000)
	Tube Investments of India Ltd.	1,339,622	60,094
	SRF Ltd.	1,906,721	59,726
	Jindal Steel & Power Ltd.	5,208,238	57,843
	MRF Ltd.	36,246	57,695
	Bharat Heavy Electricals Ltd.	17,146,182	57,675
	CG Power & Industrial Solutions Ltd.	8,558,006	56,666
	ABB India Ltd.	708,580	55,484
	Samvardhana Motherson International Ltd.	35,354,376	55,369
	United Spirits Ltd.	3,874,835	54,510
	Voltas Ltd.	3,071,369	54,167
	Persistent Systems Ltd.	1,341,070	53,949
	Shree Cement Ltd.	182,134	53,323
	Torrent Power Ltd.	2,917,535	52,597
	Supreme Industries Ltd.	853,953	51,720
	Bharat Forge Ltd.	3,368,684	51,259
	Sundaram Finance Ltd.	886,122	50,317
	Indian Railway Catering & Tourism Corp. Ltd.	4,030,187	50,044
	Embassy Office Parks REIT	11,556,911	49,838
	Punjab National Bank	29,482,430	49,722
	Aurobindo Pharma Ltd.	3,538,796	48,839
	Hindustan Petroleum Corp. Ltd.	8,169,499	48,459
	Coforge Ltd.	787,149	47,933
	Dixon Technologies India Ltd.	479,357	47,841
	Dabur India Ltd.	7,770,832	47,232
	PI Industries Ltd.	1,080,060	47,204
	Phoenix Mills Ltd.	1,251,446	47,199
*	Indus Towers Ltd.	11,136,070	47,131
	NMDC Ltd.	15,344,071	46,564
	Bank of Baroda	13,832,624	46,510
	Federal Bank Ltd.	23,889,259	46,401
	NHPC Ltd.	39,726,670	45,732
	Container Corp. of India Ltd.	3,674,106	45,129
[1]	Indian Railway Finance Corp. Ltd.	23,838,403	44,735
[1]	Macrotech Developers Ltd.	2,997,480	44,400
	Ashok Leyland Ltd.	19,229,074	44,283
*	Godrej Properties Ltd.	1,392,900	44,025
	Polycab India Ltd.	646,516	43,873
*	IDFC First Bank Ltd.	44,348,656	43,526
	Marico Ltd.	6,971,800	43,265
	UPL Ltd.	7,105,764	43,125
	JSW Energy Ltd.	5,714,686	43,101
	APL Apollo Tubes Ltd.	2,294,545	42,735
	Adani Total Gas Ltd.	3,723,608	41,538
	State Bank of India GDR	424,304	41,492
	Torrent Pharmaceuticals Ltd.	1,307,417	41,300
	Bosch Ltd.	116,960	41,121
	Astral Ltd.	1,601,000	40,520
	Alkem Laboratories Ltd.	679,569	39,348
	KPIT Technologies Ltd.	2,179,153	38,849
*	Delhivery Ltd.	7,190,312	38,656
	Tata Elxsi Ltd.	457,576	38,631
	Zydus Lifesciences Ltd.	3,359,017	38,366
*	FSN E-Commerce Ventures Ltd.	18,108,852	38,230
*	Max Financial Services Ltd.	3,156,994	38,202
	Steel Authority of India Ltd.	19,280,937	37,745
	Jindal Stainless Ltd.	4,457,320	37,700
	Petronet LNG Ltd.	10,042,306	37,275
	Canara Bank	4,875,510	36,241
	Union Bank of India Ltd.	19,607,338	36,142
*	Mankind Pharma Ltd.	1,272,696	35,979
	KEI Industries Ltd.	750,217	35,908
[1]	Sona Blw Precision Forgings Ltd.	4,727,707	35,339
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,120,312	35,053
	Bajaj Holdings & Investment Ltd.	360,476	35,017
	Exide Industries Ltd.	6,184,040	34,984
	Solar Industries India Ltd.	322,244	34,555
	Fortis Healthcare Ltd.	6,517,434	34,296

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	SBI Cards & Payment Services Ltd.	3,900,585	33,969
[1]	AU Small Finance Bank Ltd.	4,447,737	33,699
*	GMR Airports Infrastructure Ltd.	32,453,097	33,008
	Oil India Ltd.	4,443,781	32,856
	ACC Ltd.	1,085,096	32,834
	Dr Reddy's Laboratories Ltd. ADR	446,447	32,800
	LIC Housing Finance Ltd.	4,048,785	32,608
	Crompton Greaves Consumer Electricals Ltd.	8,389,326	31,980
	Page Industries Ltd.	76,583	31,880
	Balkrishna Industries Ltd.	1,084,067	31,499
	Tata Communications Ltd.	1,521,047	31,481
	Mphasis Ltd.	1,089,885	30,101
	BSE Ltd.	903,235	29,986
*	Muthoot Finance Ltd.	1,451,890	29,865
	Apollo Tyres Ltd.	4,896,750	29,847
	Blue Star Ltd.	1,654,606	29,596
	Ipca Laboratories Ltd.	1,821,837	29,261
[1]	Laurus Labs Ltd.	5,272,990	28,400
	Linde India Ltd.	286,928	28,325
	Oberoi Realty Ltd.	1,575,017	27,943
	Oracle Financial Services Software Ltd.	306,093	27,787
	Tata Chemicals Ltd.	2,148,696	27,607
	Thermax Ltd.	491,768	27,497
	Deepak Nitrite Ltd.	932,680	27,146
	Jubilant Foodworks Ltd.	4,878,714	27,028
	National Aluminium Co. Ltd.	11,875,111	26,298
*	IDFC Ltd.	18,007,188	26,191
	Indraprastha Gas Ltd.	4,655,085	26,117
	Rail Vikas Nigam Ltd.	7,526,342	25,700
	Glenmark Pharmaceuticals Ltd.	2,016,083	25,512
	Carborundum Universal Ltd.	1,496,882	25,453
	Mahindra & Mahindra Financial Services Ltd.	7,938,402	24,781
	Cyient Ltd.	1,145,185	24,704
	Dalmia Bharat Ltd.	1,106,244	24,343
	360 ONE WAM Ltd.	2,568,049	24,127
	Computer Age Management Services Ltd.	626,444	24,011
	Schaeffler India Ltd.	545,258	23,999
	AIA Engineering Ltd.	528,360	23,978
	Prestige Estates Projects Ltd.	1,452,625	23,975
[1]	Bandhan Bank Ltd.	10,613,543	23,894
	Berger Paints India Ltd.	3,919,595	23,876
	Aarti Industries Ltd.	2,656,469	23,525
	Gujarat Fluorochemicals Ltd.	539,344	23,374
	Coromandel International Ltd.	1,614,674	23,346
	Indian Bank	3,553,200	23,313
	United Breweries Ltd.	943,883	23,013
	Patanjali Foods Ltd.	1,269,935	22,935
	L&T Finance Ltd.	11,497,194	22,893
	Elgi Equipments Ltd.	2,904,560	22,609
	Angel One Ltd.	679,259	22,587
	Radico Khaitan Ltd.	1,061,992	22,319
	Bank of India	11,959,950	22,145
	Amara Raja Energy & Mobility Ltd.	1,652,118	21,730
	Sonata Software Ltd.	2,607,076	21,585
	Biocon Ltd.	6,033,368	21,557
*	Star Health & Allied Insurance Co. Ltd.	3,094,347	21,189
	JK Cement Ltd.	436,847	20,897
	JB Chemicals & Pharmaceuticals Ltd.	914,560	20,871
	Apar Industries Ltd.	220,526	20,771
*	One 97 Communications Ltd.	4,635,915	20,663
	Brigade Enterprises Ltd.	1,667,961	20,635
	Poonawalla Fincorp Ltd.	3,453,128	20,215
	Redington Ltd.	7,704,403	20,144
	UNO Minda Ltd.	2,261,712	19,965
[1]	L&T Technology Services Ltd.	352,392	19,499
*	Zee Entertainment Enterprises Ltd.	11,085,200	19,482
	Sundram Fasteners Ltd.	1,442,421	19,298
		Shares	Market Value• ($000)
[2]	Wipro Ltd. ADR	3,549,947	19,134
	Motherson Sumi Wiring India Ltd.	22,882,766	18,906
	Navin Fluorine International Ltd.	461,830	18,876
	IIFL Finance Ltd.	3,794,606	18,472
[1]	RBL Bank Ltd.	5,942,574	18,465
	Kalpataru Projects International Ltd.	1,251,024	18,376
	Great Eastern Shipping Co. Ltd.	1,409,777	18,371
	Escorts Kubota Ltd.	454,370	18,288
*	Aditya Birla Capital Ltd.	6,577,605	18,218
	Manappuram Finance Ltd.	7,515,110	17,943
	Piramal Enterprises Ltd.	1,602,750	17,705
	Gujarat Gas Ltd.	2,700,552	17,663
	Housing & Urban Development Corp. Ltd.	6,582,763	17,644
	Central Depository Services India Ltd.	693,217	17,428
	Timken India Ltd.	435,029	17,402
*	Vodafone Idea Ltd.	110,416,917	17,356
	SKF India Ltd.	313,017	17,342
	Century Textiles & Industries Ltd.	720,405	17,196
	Cholamandalam Financial Holdings Ltd.	1,323,566	17,073
	Ramco Cements Ltd.	1,781,229	16,933
	Birlasoft Ltd.	2,161,730	16,773
[1]	Syngene International Ltd.	2,022,315	16,675
	Honeywell Automation India Ltd.	30,649	16,541
	Castrol India Ltd.	6,564,133	16,533
*	Aditya Birla Fashion & Retail Ltd.	5,233,322	16,465
	EIH Ltd.	2,850,241	16,321
	Multi Commodity Exchange of India Ltd.	331,622	16,294
	Hindustan Zinc Ltd.	3,189,501	16,273
	Emami Ltd.	2,788,044	16,269
	Lakshmi Machine Works Ltd.	80,394	16,236
	Kajaria Ceramics Ltd.	1,123,446	16,192
	NCC Ltd.	5,595,017	16,185
	Grindwell Norton Ltd.	633,301	16,140
*	Global Health Ltd.	922,225	15,921
	Intellect Design Arena Ltd.	1,226,874	15,847
	Hitachi Energy India Ltd.	137,155	15,713
	Atul Ltd.	219,080	15,705
*	PVR Inox Ltd.	949,167	15,429
*	Jaiprakash Power Ventures Ltd.	63,869,388	15,195
*,1	Krishna Institute of Medical Sciences Ltd.	623,329	15,194
	CESC Ltd.	8,633,318	15,167
	Aegis Logistics Ltd.	1,840,885	15,110
	SJVN Ltd.	9,436,885	15,087
	Narayana Hrudayalaya Ltd.	969,867	14,946
	Hindustan Copper Ltd.	3,239,514	14,907
	Whirlpool of India Ltd.	824,520	14,883
[1]	Cochin Shipyard Ltd.	939,654	14,661
	Ratnamani Metals & Tubes Ltd.	380,823	14,395
*,1	Lemon Tree Hotels Ltd.	7,864,625	14,348
	IRB Infrastructure Developers Ltd.	17,629,146	14,287
	Kalyan Jewellers India Ltd.	2,886,188	14,267
	Natco Pharma Ltd.	1,167,387	14,189
	KEC International Ltd.	1,585,183	14,186
	GlaxoSmithKline Pharmaceuticals Ltd.	567,367	14,185
	Ajanta Pharma Ltd.	533,811	14,158
	Bata India Ltd.	862,975	14,138
	Himadri Speciality Chemical Ltd.	3,129,870	14,041
	NBCC India Ltd.	8,335,179	13,913
	3M India Ltd.	38,008	13,859
[1]	Nippon Life India Asset Management Ltd.	1,959,129	13,795
	Motilal Oswal Financial Services Ltd.	479,160	13,627
	Kirloskar Oil Engines Ltd.	1,115,251	13,618
	Gujarat State Petronet Ltd.	3,780,773	13,341
[1]	Dr Lal PathLabs Ltd.	467,489	13,272
	Mahanagar Gas Ltd.	762,700	13,183
	UTI Asset Management Co. Ltd.	1,155,713	13,169
	Indiabulls Housing Finance Ltd.	6,408,655	13,024

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	HFCL Ltd.	10,797,582	12,972
	Karur Vysya Bank Ltd.	5,303,733	12,943
	Sobha Ltd.	610,070	12,939
	Finolex Cables Ltd.	1,025,587	12,921
	Finolex Industries Ltd.	3,996,396	12,723
*,1	Tejas Networks Ltd.	924,803	12,654
*,1	PNB Housing Finance Ltd.	1,325,233	12,615
	Data Patterns India Ltd.	352,864	12,529
*	Piramal Pharma Ltd.	7,290,843	12,510
*	Reliance Power Ltd.	38,100,124	12,402
	Sanofi India Ltd.	122,279	12,192
*	CreditAccess Grameen Ltd.	669,712	12,101
	CRISIL Ltd.	230,082	12,002
	Raymond Ltd.	476,171	11,960
	Welspun Corp. Ltd.	1,767,439	11,909
	Bayer CropScience Ltd.	179,062	11,811
*	Amber Enterprises India Ltd.	255,142	11,715
	KPR Mill Ltd.	1,151,870	11,669
	Mazagon Dock Shipbuilders Ltd.	412,324	11,574
*	NMDC Steel Ltd.	15,036,357	11,557
	Pfizer Ltd.	226,445	11,547
	Triveni Turbine Ltd.	1,790,925	11,526
[1]	IndiaMart InterMesh Ltd.	364,594	11,520
*	Godrej Industries Ltd.	999,704	11,492
*	Aavas Financiers Ltd.	584,819	11,379
	Praj Industries Ltd.	1,733,505	11,372
	Chambal Fertilisers & Chemicals Ltd.	2,237,662	11,357
	Zensar Technologies Ltd.	1,547,447	11,335
*	Kaynes Technology India Ltd.	354,883	11,329
	Tata Investment Corp. Ltd.	142,767	11,329
	Bharat Dynamics Ltd.	478,863	11,312
[1]	Mindspace Business Parks REIT	2,651,951	11,272
	Can Fin Homes Ltd.	1,234,390	11,250
	JBM Auto Ltd.	493,843	11,242
	Olectra Greentech Ltd.	538,437	11,115
*	Devyani International Ltd.	5,588,342	11,103
[1]	PowerGrid Infrastructure Investment Trust	9,313,782	10,933
[1]	Indian Energy Exchange Ltd.	5,843,857	10,928
[1]	Endurance Technologies Ltd.	455,977	10,789
*	Suven Pharmaceuticals Ltd.	1,361,091	10,735
	Engineers India Ltd.	3,673,023	10,724
	Poly Medicure Ltd.	542,344	10,674
	BEML Ltd.	250,869	10,514
*	Sterling & Wilson Renewable	1,335,358	10,481
	Jindal Saw Ltd.	1,578,671	10,446
*	Indiabulls Real Estate Ltd.	6,496,448	10,280
	Asahi India Glass Ltd.	1,408,991	10,136
	Relaxo Footwears Ltd.	1,006,743	10,042
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,171,668	9,990
	Firstsource Solutions Ltd.	3,955,143	9,986
	Voltamp Transformers Ltd.	80,066	9,955
	Aptus Value Housing Finance India Ltd.	2,542,551	9,949
[1]	IRCON International Ltd.	3,306,649	9,900
	City Union Bank Ltd.	5,142,510	9,882
	Ramkrishna Forgings Ltd.	1,099,082	9,861
	Anand Rathi Wealth Ltd.	205,973	9,839
	EID Parry India Ltd.	1,324,060	9,791
	Electrosteel Castings Ltd.	4,270,423	9,789
	ZF Commercial Vehicle Control Systems India Ltd.	58,864	9,639
	Bank of Maharashtra	11,497,094	9,636
	Gujarat Pipavav Port Ltd.	3,786,523	9,545
	Vedant Fashions Ltd.	832,102	9,499
	Rainbow Children's Medicare Ltd.	576,379	9,480
	Kansai Nerolac Paints Ltd.	2,833,873	9,476
	Tanla Platforms Ltd.	865,589	9,476
		Shares	Market Value• ($000)
	CIE Automotive India Ltd.	1,610,299	9,438
	HBL Power Systems Ltd.	1,541,814	9,431
*	Affle India Ltd.	693,613	9,286
*	Adani Wilmar Ltd.	2,131,285	9,110
[1]	Equitas Small Finance Bank Ltd.	7,837,700	9,107
	Sun TV Network Ltd.	1,157,400	9,078
[1]	New India Assurance Co. Ltd.	3,069,765	9,068
	Granules India Ltd.	1,767,522	8,959
	Ceat Ltd.	290,613	8,933
	Westlife Foodworld Ltd.	881,235	8,932
*	Hindustan Construction Co. Ltd.	19,426,562	8,774
	V-Guard Industries Ltd.	2,130,172	8,743
	Strides Pharma Science Ltd.	814,234	8,731
	Usha Martin Ltd.	1,926,408	8,674
	Jubilant Pharmova Ltd. Class A	1,071,585	8,646
	PTC India Ltd.	3,182,766	8,541
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	8,533
	Swan Energy Ltd.	1,149,537	8,529
	Jyothy Labs Ltd.	1,636,466	8,488
	PNC Infratech Ltd.	1,580,037	8,477
	Mastek Ltd.	263,321	8,475
	Infibeam Avenues Ltd.	20,670,948	8,399
[1]	ICICI Securities Ltd.	922,560	8,357
	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	8,352
	IDBI Bank Ltd.	7,692,036	8,313
	Vardhman Textiles Ltd.	1,556,324	8,303
	eClerx Services Ltd.	281,406	8,280
	Mahindra Lifespace Developers Ltd.	1,084,504	8,243
*	India Cements Ltd.	3,062,225	8,213
	JK Lakshmi Cement Ltd.	849,264	8,082
	Trident Ltd.	17,079,476	8,024
	DCM Shriram Ltd.	691,720	7,989
	Balrampur Chini Mills Ltd.	1,678,182	7,948
*	Sapphire Foods India Ltd.	466,075	7,941
	South Indian Bank Ltd.	21,374,815	7,862
	Happiest Minds Technologies Ltd.	803,106	7,817
	Alembic Pharmaceuticals Ltd.	637,088	7,623
	Graphite India Ltd.	942,482	7,620
[1]	Metropolis Healthcare Ltd.	349,798	7,601
*	Reliance Infrastructure Ltd.	3,548,977	7,553
*	Medplus Health Services Ltd.	897,367	7,492
	Safari Industries India Ltd.	295,740	7,479
	Jammu & Kashmir Bank Ltd.	4,572,314	7,473
	Sumitomo Chemical India Ltd.	1,518,582	7,286
	Welspun Living Ltd.	4,064,160	7,283
	JK Tyre & Industries Ltd.	1,434,842	7,230
	Vinati Organics Ltd.	369,073	7,225
*	Rajesh Exports Ltd.	1,897,317	7,200
[1]	Aster DM Healthcare Ltd.	1,731,282	7,195
	BASF India Ltd.	158,969	7,121
	Jubilant Ingrevia Ltd.	1,066,305	7,053
	Elecon Engineering Co. Ltd.	519,511	7,047
	TVS Holdings Ltd.	66,724	6,957
	Edelweiss Financial Services Ltd.	7,417,210	6,949
	Newgen Software Technologies Ltd.	625,713	6,933
[1]	Quess Corp. Ltd.	926,801	6,916
*	Tata Teleservices Maharashtra Ltd.	6,959,036	6,837
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	944,861	6,836
*	Inox Wind Ltd.	910,800	6,795
	Neuland Laboratories Ltd.	72,867	6,638
	Bajaj Electricals Ltd.	584,646	6,625
*	Lloyds Metals & Energy Ltd.	742,708	6,608
	VIP Industries Ltd.	993,027	6,519
	CMS Info Systems Ltd.	1,298,362	6,445
	Arvind Ltd.	1,708,452	6,405
	NLC India Ltd.	2,214,329	6,405
	Route Mobile Ltd.	350,582	6,397

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Chalet Hotels Ltd.	616,384	6,376
	CCL Products India Ltd.	899,065	6,371
	ION Exchange India Ltd.	932,468	6,327
	Godawari Power & Ispat Ltd.	593,200	6,314
	Century Plyboards India Ltd.	825,497	6,287
	Birla Corp. Ltd.	363,833	6,274
	BLS International Services Ltd.	1,490,471	6,249
	Bombay Burmah Trading Co.	330,138	6,162
*	Restaurant Brands Asia Ltd.	5,138,037	6,141
	Blue Dart Express Ltd.	80,938	6,114
	GHCL Ltd.	994,360	6,105
	KNR Constructions Ltd.	1,919,123	6,091
	Karnataka Bank Ltd.	2,159,488	5,978
	Craftsman Automation Ltd.	112,624	5,964
	Maharashtra Seamless Ltd.	551,135	5,953
	HEG Ltd.	210,458	5,950
*	KSB Ltd.	109,721	5,931
	Zydus Wellnes Ltd.	296,101	5,904
	Titagarh Rail System Ltd.	464,738	5,886
	Rhi Magnesita India Ltd.	754,310	5,862
	Rain Industries Ltd.	2,812,530	5,857
*	Shree Renuka Sugars Ltd.	10,923,284	5,835
*	Nuvoco Vistas Corp. Ltd.	1,437,355	5,823
	Saregama India Ltd.	1,096,302	5,647
*	Alok Industries Ltd.	17,303,475	5,638
	Gateway Distriparks Ltd.	4,393,559	5,619
	Cera Sanitaryware Ltd.	64,755	5,572
*	Nuvama Wealth Management Ltd.	89,038	5,559
	AstraZeneca Pharma India Ltd.	86,982	5,555
	Fine Organic Industries Ltd.	105,264	5,532
	Balaji Amines Ltd.	210,887	5,520
	Nexus Select Trust	3,397,228	5,440
*	Chemplast Sanmar Ltd.	909,011	5,437
*	TeamLease Services Ltd.	135,587	5,380
[1]	General Insurance Corp. of India	1,298,747	5,368
	GMM Pfaudler Ltd.	313,374	5,355
	Archean Chemical Industries Ltd.	679,666	5,307
*	MTAR Technologies Ltd.	233,731	5,264
	JM Financial Ltd.	4,955,348	5,252
	Gokaldas Exports Ltd.	483,438	5,096
	Clean Science & Technology Ltd.	317,658	5,023
	Procter & Gamble Health Ltd.	84,648	4,983
	Metro Brands Ltd.	381,593	4,901
	TTK Prestige Ltd.	581,279	4,888
*	Nazara Technologies Ltd.	628,451	4,818
[1]	Godrej Agrovet Ltd.	738,771	4,815
*	IFCI Ltd.	8,808,707	4,777
	Orient Electric Ltd.	1,819,996	4,755
*	Wockhardt Ltd.	701,289	4,742
	Bharti Airtel Ltd.	422,586	4,736
	Capri Global Capital Ltd.	1,786,570	4,715
	Care Ratings Ltd.	324,331	4,636
*	Sheela Foam Ltd.	426,766	4,616
	Avanti Feeds Ltd.	718,009	4,571
	JK Paper Ltd.	989,306	4,518
	NIIT Learning Systems Ltd.	756,293	4,506
	Akzo Nobel India Ltd.	152,844	4,488
	EPL Ltd.	2,059,740	4,474
	Alkyl Amines Chemicals	181,607	4,439
	Tamilnad Mercantile Bank Ltd.	751,442	4,378
	Rallis India Ltd.	1,362,354	4,337
	Sterlite Technologies Ltd.	2,576,629	4,227
	Jupiter Wagons Ltd.	841,688	4,112
	Syrma SGS Technology Ltd.	687,250	4,013
	NOCIL Ltd.	1,246,280	4,006
	Vaibhav Global Ltd.	758,679	3,761
*	V-Mart Retail Ltd.	144,652	3,749
		Shares	Market Value• ($000)
*	Borosil Renewables Ltd.	589,501	3,700
	DCB Bank Ltd.	2,196,202	3,666
*	Brightcom Group Ltd.	21,948,203	3,664
	KRBL Ltd.	1,021,626	3,605
*	Just Dial Ltd.	260,331	3,585
	Bajaj Consumer Care Ltd.	1,222,767	3,532
*	TV18 Broadcast Ltd.	6,183,849	3,416
	Supreme Petrochem Ltd.	404,837	3,319
	Galaxy Surfactants Ltd.	106,109	3,284
	Garware Technical Fibres Ltd.	81,601	3,161
	Kaveri Seed Co. Ltd.	299,332	3,113
*	Dhani Services Ltd.	4,913,544	3,051
*	Campus Activewear Ltd.	996,514	2,944
*	Allcargo Logistics Ltd.	3,338,804	2,929
[1]	Dilip Buildcon Ltd.	520,988	2,926
[1]	IRB InvIT Fund	3,530,868	2,895
	Symphony Ltd.	223,717	2,593
	Vakrangee Ltd.	8,100,992	2,585
*	Sun Pharma Advanced Research Co. Ltd.	785,712	2,176
	Polyplex Corp. Ltd.	191,080	2,115
	NIIT Ltd.	1,211,073	1,530
*	Jai Balaji Industries Ltd.	15,965	195
	Orient Cement Ltd.	32,788	87
			23,722,534
Indonesia (1.9%)
	Bank Central Asia Tbk. PT	737,515,750	443,457
	Bank Rakyat Indonesia Persero Tbk. PT	933,756,960	282,652
	Bank Mandiri Persero Tbk. PT	589,827,950	249,307
	Telkom Indonesia Persero Tbk. PT	616,206,052	119,457
	Astra International Tbk. PT	268,312,781	84,668
	Bank Negara Indonesia Persero Tbk. PT	199,088,852	64,054
*	Amman Mineral Internasional PT	84,253,000	50,169
*	GoTo Gojek Tokopedia Tbk. PT Class A	12,486,357,000	48,026
	Sumber Alfaria Trijaya Tbk. PT	250,248,500	45,007
	United Tractors Tbk. PT	19,484,227	29,696
	Charoen Pokphand Indonesia Tbk. PT	96,833,023	29,461
*	Merdeka Copper Gold Tbk. PT	165,617,400	26,674
	Adaro Energy Indonesia Tbk. PT	138,654,479	23,044
	Indofood Sukses Makmur Tbk. PT	58,508,008	22,467
	Kalbe Farma Tbk. PT	244,200,884	21,854
	Barito Pacific Tbk. PT	333,628,603	20,849
	Indofood CBP Sukses Makmur Tbk. PT	30,211,747	20,194
	Indah Kiat Pulp & Paper Tbk. PT	34,918,968	20,098
	Mitra Keluarga Karyasehat Tbk. PT	73,895,000	13,178
*	Bumi Resources Minerals Tbk. PT	1,346,392,225	12,633
	Semen Indonesia Persero Tbk. PT	43,926,007	12,600
	Indosat Tbk. PT	18,485,700	12,492
	Unilever Indonesia Tbk. PT	77,047,655	12,408
	Perusahaan Gas Negara Tbk. PT	137,133,479	12,384
	Sarana Menara Nusantara Tbk. PT	247,897,100	12,248
*	Bumi Resources Tbk. PT	1,952,391,295	11,876
	Aneka Tambang Tbk.	110,335,010	11,091
	AKR Corporindo Tbk. PT	107,203,225	11,027
	Bukit Asam Tbk. PT	53,035,144	9,871
	Jasa Marga Persero Tbk. PT	28,954,904	9,603
	Indocement Tunggal Prakarsa Tbk. PT	20,078,701	9,550
	Mitra Adiperkasa Tbk. PT	98,053,026	9,487
	XL Axiata Tbk. PT	58,164,608	8,826
	Ciputra Development Tbk. PT	115,706,050	8,579
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,447,800	8,398
	Dayamitra Telekomunikasi PT	238,935,600	8,366
*	Smartfren Telecom Tbk. PT	2,701,117,900	8,302
	Indo Tambangraya Megah Tbk. PT	5,170,480	8,015
	Pakuwon Jati Tbk. PT	320,800,067	7,913
	Elang Mahkota Teknologi Tbk. PT	326,470,200	7,724
	Medco Energi Internasional Tbk. PT	88,673,242	7,275
	Bank Syariah Indonesia Tbk. PT	44,878,690	7,270

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vale Indonesia Tbk. PT	27,815,047	7,262
	Mayora Indah Tbk. PT	48,853,900	7,204
*	Bumi Serpong Damai Tbk. PT	120,737,201	6,884
	Gudang Garam Tbk. PT	6,050,930	6,773
	BFI Finance Indonesia Tbk. PT	103,381,500	6,672
*	Bukalapak.com PT Tbk.	822,947,800	6,546
*	Japfa Comfeed Indonesia Tbk. PT	91,274,000	6,421
	ESSA Industries Indonesia Tbk. PT	129,663,945	6,204
	PT Tower Bersama Infrastructure Tbk.	49,892,202	6,057
	Hanjaya Mandala Sampoerna Tbk. PT	114,195,874	6,003
	Avia Avian Tbk. PT	190,181,800	5,959
	Trimegah Bangun Persada Tbk. PT	93,125,000	5,542
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,393
	Summarecon Agung Tbk. PT	164,455,408	5,195
	Map Aktif Adiperkasa PT	106,452,900	5,166
	Ace Hardware Indonesia Tbk. PT	89,553,456	5,141
*	Bank Bukopin Tbk. PT	1,049,160,910	4,255
*	Panin Financial Tbk. PT	219,355,231	3,935
*	Bank Pan Indonesia Tbk. PT	53,639,700	3,671
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,168
	Matahari Department Store Tbk. PT	26,706,567	2,615
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	58,217,200	2,612
	Bank BTPN Syariah Tbk. PT	31,867,700	2,379
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,248
	Surya Citra Media Tbk. PT	276,160,055	2,188
*	MNC Digital Entertainment Tbk. PT	11,458,604	2,043
*	Petrindo Jaya Kreasi Tbk. PT	4,404,100	2,021
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	1,999
	Timah Tbk. PT	35,634,874	1,996
	Astra Agro Lestari Tbk. PT	4,963,013	1,982
*	Bank Neo Commerce Tbk. PT	124,272,905	1,869
*	Lippo Karawaci Tbk. PT	429,906,288	1,717
*	Global Mediacom Tbk. PT	106,920,903	1,537
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,501
	Media Nusantara Citra Tbk. PT	72,254,124	1,395
*	Alam Sutera Realty Tbk. PT	164,634,154	1,335
*	Bank Raya Indonesia Tbk. PT	60,119,893	943
	Ramayana Lestari Sentosa Tbk. PT	17,858,766	527
*	Wijaya Karya Persero Tbk. PT	33,982,970	339
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	—
			1,988,947
Kuwait (0.8%)
	Kuwait Finance House KSCP	134,403,587	313,534
	National Bank of Kuwait SAKP	105,279,670	295,049
	Mobile Telecommunications Co. KSCP	28,422,903	44,920
	Boubyan Bank KSCP	18,624,148	35,531
	Gulf Bank KSCP	28,346,735	23,681
	Mabanee Co. KPSC	9,099,385	23,280
	Agility Public Warehousing Co. KSC (XKUW)	20,937,824	21,416
	National Industries Group Holding SAK	23,980,798	16,662
	Humansoft Holding Co. KSC	1,332,809	12,550
	Boubyan Petrochemicals Co. KSCP	5,549,961	12,360
*	Kuwait Projects Co. Holding KSCP	25,919,269	10,662
	Boursa Kuwait Securities Co. KPSC	1,377,051	8,939
*	Warba Bank KSCP	13,980,858	8,549
	Burgan Bank SAK	13,756,651	8,056
	Kuwait Telecommunications Co.	4,108,883	7,309
	Salhia Real Estate Co. KSCP	4,604,386	6,520
	Kuwait International Bank KSCP	12,227,819	6,374
*	National Real Estate Co. KPSC	11,901,249	3,876
	Integrated Holding Co. KCSC	2,276,334	3,721
	Jazeera Airways Co. KSCP	896,169	3,384
*	Alimtiaz Investment Group KSC	13,047,976	2,003
		Shares	Market Value• ($000)
*,3	Agility Public Warehousing Co. KSC	41,875,648	1,020
	Al Ahli Bank of Kuwait KSCP	521,721	405
			869,801
Malaysia (1.9%)
	Malayan Banking Bhd.	99,314,372	202,369
	Public Bank Bhd.	190,947,190	164,693
	CIMB Group Holdings Bhd.	106,397,808	147,045
	Tenaga Nasional Bhd.	48,267,151	120,863
	Petronas Chemicals Group Bhd.	38,552,812	54,709
	Press Metal Aluminium Holdings Bhd.	47,953,640	53,904
	IHH Healthcare Bhd.	40,197,235	53,293
	Celcomdigi Bhd.	53,525,033	46,461
	Petronas Gas Bhd.	12,153,563	45,803
	Sime Darby Plantation Bhd.	48,343,579	45,146
	MISC Bhd.	26,365,096	43,931
	YTL Corp. Bhd.	63,034,350	40,755
	Axiata Group Bhd.	60,989,249	36,114
	Gamuda Bhd.	32,479,117	36,102
	Hong Leong Bank Bhd.	8,939,472	36,101
	AMMB Holdings Bhd.	39,790,045	34,976
	Kuala Lumpur Kepong Bhd.	7,148,657	34,530
	IOI Corp. Bhd.	38,801,790	33,028
	YTL Power International Bhd.	33,305,900	31,929
	PPB Group Bhd.	9,106,160	29,999
	Maxis Bhd.	38,150,160	29,303
	Sime Darby Bhd.	49,936,136	29,235
	Malaysia Airports Holdings Bhd.	13,938,834	29,173
	Genting Bhd.	29,811,924	28,178
	RHB Bank Bhd.	23,204,300	26,711
	Dialog Group Bhd.	51,525,760	25,956
	Inari Amertron Bhd.	39,996,300	25,787
	IJM Corp. Bhd.	44,267,234	22,367
	Nestle Malaysia Bhd.	825,757	21,983
	Genting Malaysia Bhd.	38,673,337	21,333
	Telekom Malaysia Bhd.	16,168,378	20,954
	QL Resources Bhd.	14,895,430	20,003
	Petronas Dagangan Bhd.	4,358,207	19,798
[1]	MR DIY Group M Bhd.	48,791,950	15,948
	TIME dotCom Bhd.	14,173,780	15,320
	KPJ Healthcare Bhd.	34,016,700	14,366
	My EG Services Bhd.	72,106,400	14,094
	Frontken Corp. Bhd.	16,409,550	13,502
*	Hartalega Holdings Bhd.	22,742,510	13,319
	Fraser & Neave Holdings Bhd.	1,999,900	13,235
	Bursa Malaysia Bhd.	8,437,100	13,171
	Yinson Holdings Bhd.	25,368,840	13,016
*	Top Glove Corp. Bhd.	69,758,590	12,848
	Alliance Bank Malaysia Bhd.	15,895,017	12,712
	Hong Leong Financial Group Bhd.	3,213,341	11,251
	HAP Seng Consolidated Bhd.	11,824,200	10,972
	United Plantations Bhd.	1,915,700	10,121
*	Chin Hin Group Bhd.	7,654,100	9,435
	Kossan Rubber Industries Bhd.	19,659,200	9,059
	IOI Properties Group Bhd.	19,856,400	8,967
	SP Setia Bhd. Group	29,333,345	8,932
	Pentamaster Corp. Bhd.	7,969,850	7,106
	Axis REIT	17,629,900	7,091
	Scientex Bhd.	7,935,900	6,979
	VS Industry Bhd.	35,667,000	6,792
	Bank Islam Malaysia Bhd.	12,160,050	6,512
	Malaysian Pacific Industries Bhd.	1,026,500	6,489
	CTOS Digital Bhd.	21,955,000	6,478
*	Bumi Armada Bhd.	52,333,928	6,426
	D&O Green Technologies Bhd.	8,812,900	6,109
	Bermaz Auto Bhd.	11,061,300	5,350
*	Malaysia Building Society Bhd.	32,367,600	5,343
*	Greatech Technology Bhd.	5,370,700	5,052

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	UEM Sunrise Bhd.	20,475,600	4,564
	Hibiscus Petroleum Bhd.	7,584,520	4,295
	Supermax Corp. Bhd.	23,402,429	4,163
	Malaysian Resources Corp. Bhd.	29,404,100	4,112
	Padini Holdings Bhd.	4,938,237	3,698
	DRB-Hicom Bhd.	12,096,400	3,542
	Velesto Energy Bhd.	60,415,127	3,404
	British American Tobacco Malaysia Bhd.	1,933,234	3,383
	Sports Toto Bhd.	11,234,760	3,316
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,164
*	UWC Bhd.	4,641,700	2,985
*	Berjaya Corp. Bhd.	49,172,759	2,983
*	Dagang NeXchange Bhd.	35,342,600	2,914
	FGV Holdings Bhd.	8,148,300	2,352
*,1	Lotte Chemical Titan Holding Bhd.	7,770,147	1,790
	Cahya Mata Sarawak Bhd.	7,274,600	1,673
	Astro Malaysia Holdings Bhd.	22,582,973	1,442
*	PMB Technology Bhd.	2,460,562	1,386
	WCT Holdings Bhd.	11,980,664	1,315
			1,965,008
Mexico (2.9%)
	Grupo Financiero Banorte SAB de CV	38,409,240	380,152
	America Movil SAB de CV Class B	301,157,556	286,729
	Fomento Economico Mexicano SAB de CV	24,252,610	283,728
	Grupo Mexico SAB de CV Class B	42,007,733	259,564
	Wal-Mart de Mexico SAB de CV	68,568,437	255,850
*	Cemex SAB de CV	201,498,854	159,616
	Grupo Bimbo SAB de CV Class A	29,023,542	121,612
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,222,886	95,130
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,655,441	91,216
*	Grupo Financiero Inbursa SAB de CV	26,575,561	73,642
	Coca-Cola Femsa SAB de CV	6,992,344	69,369
	Arca Continental SAB de CV	5,876,915	57,333
	Fibra Uno Administracion SA de CV	38,397,602	55,117
	Grupo Elektra SAB de CV	808,033	52,151
	Grupo Carso SAB de CV	6,002,742	47,210
	Gruma SAB de CV Class B	2,381,037	46,765
	Grupo Comercial Chedraui SA de CV	6,150,071	45,440
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,646,168	40,368
	Corp. Inmobiliaria Vesta SAB de CV	10,636,212	37,632
	Prologis Property Mexico SA de CV	9,188,730	36,238
	Alfa SAB de CV Class A	48,332,456	35,549
[1]	Banco del Bajio SA	9,410,218	34,695
	Qualitas Controladora SAB de CV	2,237,452	29,259
	Promotora y Operadora de Infraestructura SAB de CV	2,911,524	29,248
*	Alsea SAB de CV	6,851,117	28,699
	Regional SAB de CV	3,150,808	28,457
	TF Administradora Industrial S de RL de CV	10,434,721	25,656
	GCC SAB de CV	2,179,707	24,809
*	Industrias Penoles SAB de CV	1,638,122	23,773
	Kimberly-Clark de Mexico SAB de CV Class A	11,031,262	22,963
	Gentera SAB de CV	13,272,544	21,283
	El Puerto de Liverpool SAB de CV	2,644,746	21,101
	Orbia Advance Corp. SAB de CV	12,845,575	21,101
	Grupo Televisa SAB	32,294,595	19,097
	Operadora De Sites Mexicanos SAB de CV	16,959,867	19,088
[1]	FIBRA Macquarie Mexico	10,400,680	18,712
	Becle SAB de CV	7,088,718	14,400
	La Comer SAB de CV	6,339,467	13,578
	Megacable Holdings SAB de CV	4,121,286	11,998
	Bolsa Mexicana de Valores SAB de CV	6,074,675	11,411
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,451,177	10,241
		Shares	Market Value• ($000)
	Genomma Lab Internacional SAB de CV Class B	9,661,568	9,424
*,1	Grupo Traxion SAB de CV Class A	4,987,834	8,388
*,1	Nemak SAB de CV	29,311,162	5,065
	Grupo Rotoplas SAB de CV	2,603,617	4,412
	Concentradora Fibra Danhos SA de CV	3,159,946	3,805
*	Alpek SAB de CV Class A	5,055,420	3,760
*	Ollamani SAB	1,625,454	3,329
*	Sitios Latinoamerica SAB de CV	1,697,411	529
*,3	Empresas ICA SAB de CV	104,678	9
			2,998,701
Pakistan (0.1%)
	Lucky Cement Ltd.	2,687,969	8,072
	Hub Power Co. Ltd.	14,191,423	6,753
	Engro Corp. Ltd.	4,434,856	5,883
	Fauji Fertilizer Co. Ltd.	9,292,799	4,868
	Engro Fertilizers Ltd.	7,544,967	4,275
	Oil & Gas Development Co. Ltd.	8,574,806	4,117
	Habib Bank Ltd.	8,472,177	3,544
	Pakistan Petroleum Ltd.	7,561,643	3,125
	Pakistan Oilfields Ltd.	1,858,965	2,978
	United Bank Ltd.	4,180,361	2,912
	Millat Tractors Ltd.	1,333,047	2,868
	Pakistan State Oil Co. Ltd.	4,463,131	2,853
*	TRG Pakistan	6,408,908	1,473
	Systems Ltd.	421,226	585
			54,306
Philippines (0.7%)
	International Container Terminal Services Inc.	14,577,451	83,374
	BDO Unibank Inc.	31,416,942	80,523
	SM Prime Holdings Inc.	142,192,678	68,708
	Bank of the Philippine Islands	27,599,441	60,907
	Ayala Land Inc.	99,001,227	49,077
	Ayala Corp.	4,166,700	44,291
	Metropolitan Bank & Trust Co.	24,155,725	29,228
	PLDT Inc.	1,216,969	28,341
	JG Summit Holdings Inc.	40,099,868	23,413
	Jollibee Foods Corp.	5,655,289	22,995
	Manila Electric Co.	3,528,913	22,543
	Universal Robina Corp.	11,621,911	20,751
[1]	Monde Nissin Corp.	97,478,300	17,976
	GT Capital Holdings Inc.	1,332,552	14,728
	Globe Telecom Inc.	439,904	13,508
	DMCI Holdings Inc.	54,780,197	10,489
	Century Pacific Food Inc.	14,713,587	9,654
*	Bloomberry Resorts Corp.	52,663,349	9,477
	San Miguel Corp.	5,193,540	9,431
	Semirara Mining & Power Corp. Class A	15,811,928	9,013
	ACEN Corp.	111,199,994	7,979
	Robinsons Land Corp.	27,462,907	7,402
	LT Group Inc.	36,723,850	6,455
	AREIT Inc.	9,663,000	5,802
	Wilcon Depot Inc.	19,623,900	5,668
	Puregold Price Club Inc.	13,716,092	5,618
*	Converge Information & Communications Technology Solutions Inc.	32,184,200	5,226
	Megaworld Corp.	159,274,303	5,042
	D&L Industries Inc.	34,901,890	3,778
	Alliance Global Group Inc.	17,596,567	3,068
	First Gen Corp.	4,977,785	1,653
*	Cebu Air Inc.	2,618,253	1,295
			687,413
Qatar (0.9%)
	Qatar National Bank QPSC	59,327,160	225,875
	Qatar Islamic Bank SAQ	24,028,397	120,669
	Industries Qatar QSC	21,041,765	70,595

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Masraf Al Rayan QSC	83,255,473	57,373
	Commercial Bank PSQC	44,993,292	51,285
	Qatar International Islamic Bank QSC	15,688,058	43,309
	Mesaieed Petrochemical Holding Co.	79,766,214	42,045
	Qatar Gas Transport Co. Ltd.	36,671,694	40,200
	Qatar Navigation QSC	13,654,802	39,612
	Qatar Fuel QSC	7,861,285	31,175
	Ooredoo QPSC	11,019,152	30,233
	Qatar Electricity & Water Co. QSC	6,003,986	25,187
	Dukhan Bank	22,501,977	23,811
	Barwa Real Estate Co.	28,805,690	22,197
	Doha Bank QPSC	32,015,626	13,143
	Qatar Aluminum Manufacturing Co.	31,830,143	12,335
	Vodafone Qatar QSC	22,209,075	10,802
	Gulf International Services QSC	12,325,555	9,350
	United Development Co. QSC	23,958,300	7,228
	Al Meera Consumer Goods Co. QSC	1,427,153	5,145
*	Ezdan Holding Group QSC	21,879,021	4,870
			886,439
Romania (0.1%)
	Banca Transilvania SA	9,386,068	57,074
	OMV Petrom SA	227,219,761	33,602
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,081,895	31,246
	Societatea Nationala Nuclearelectrica SA	742,577	7,828
	Societatea Energetica Electrica SA	1,611,828	4,599
	One United Properties SA	21,554,697	4,037
*	MED Life SA	4,261,092	3,773
*	Teraplast SA	14,845,960	1,792
			143,951
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	PhosAgro PJSC	501,846	—
*,3	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
*,3	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
*,3	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
*,3	Tatneft PJSC	10,830,010	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
*,3	Novatek PJSC	14,969,087	—
*,3	Gazprom PJSC	147,246,629	—
*,3	Mosenergo PJSC	120,668,554	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	5,585,993,960	—
*,3	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	68,488,233,072	—
*,3	GMK Norilskiy Nickel PAO	45,285,300	—
*,3	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Surgutneftegas PJSC	59,945,249	—
		Shares	Market Value• ($000)
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	GMK Norilskiy Nickel PAO ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,309,984	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
*,3	Cherkizovo Group PJSC	16,179	—
*,3	Gruppa Kompanii Samolyot PAO	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,3	IDGC of Centre & Volga Region PJSC	313,271,828	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.5%)
	Al Rajhi Bank	26,177,708	556,781
	Saudi National Bank	38,918,203	389,589
[1]	Saudi Arabian Oil Co.	41,166,826	329,858
	ACWA Power Co.	2,859,994	304,107
	Saudi Basic Industries Corp.	12,017,568	270,760
	Saudi Telecom Co.	23,936,542	240,186
*	Saudi Arabian Mining Co.	16,184,763	218,175
	Alinma Bank	16,367,951	145,192
	Riyad Bank	19,629,285	144,735
	Saudi Awwal Bank	12,656,142	137,343
	SABIC Agri-Nutrients Co.	3,113,628	95,948
	Dr Sulaiman Al Habib Medical Services Group Co.	1,105,249	91,391
	Elm Co.	342,423	83,351
	Bank AlBilad	8,227,800	78,208
	Banque Saudi Fransi	7,849,504	76,595
	Arab National Bank	8,926,242	73,368
	Etihad Etisalat Co.	5,042,064	69,793
	Bupa Arabia for Cooperative Insurance Co.	989,744	63,714
	Saudi Electricity Co.	10,458,567	51,815
	Almarai Co. JSC	3,255,830	49,254
	Savola Group	3,485,080	46,831
	Mouwasat Medical Services Co.	1,267,131	45,316
	Saudi Tadawul Group Holding Co.	636,815	44,946
	Sahara International Petrochemical Co.	4,726,691	43,201
	Co. for Cooperative Insurance	989,387	39,266
	Yanbu National Petrochemical Co.	3,667,553	37,902
*	Saudi Research & Media Group	518,331	33,134
	Arabian Internet & Communications Services Co.	333,422	30,835
	Saudi Industrial Investment Group	4,876,427	30,106
	Saudi Investment Bank	6,518,453	29,280
*	Bank Al-Jazira	6,708,298	28,919
	Jarir Marketing Co.	7,851,215	28,300
	Saudi Aramco Base Oil Co.	681,391	27,451
*	Dar Al Arkan Real Estate Development Co.	7,083,612	25,079
	Nahdi Medical Co.	662,868	24,403
*	Saudi Kayan Petrochemical Co.	9,707,673	24,227
*	Al Rajhi Co. for Co-operative Insurance	645,048	22,687
	Aldrees Petroleum & Transport Services Co.	493,618	22,035
	Dallah Healthcare Co.	501,147	21,875
	Astra Industrial Group	459,699	21,282
	Riyadh Cables Group Co.	805,862	20,246
	Advanced Petrochemical Co.	1,744,791	19,893
	Saudia Dairy & Foodstuff Co.	202,304	19,709
	Abdullah Al Othaim Markets Co.	5,883,217	19,506
	Mobile Telecommunications Co. Saudi Arabia	5,877,667	18,920
	Leejam Sports Co. JSC	334,771	18,687

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	National Agriculture Development Co.	1,986,027	18,527
	Catrion Catering Holding Co.	540,448	18,185
*	Saudi Ground Services Co.	1,197,972	17,420
	Power & Water Utility Co. for Jubail & Yanbu	972,898	16,784
*	National Industrialization Co.	4,379,186	16,295
	Al Hammadi Holding	1,048,581	15,506
	Arabian Drilling Co.	366,754	14,951
	Cenomi Centers	2,195,743	14,646
	National Medical Care Co.	295,460	14,477
*	Seera Group Holding	1,977,843	14,396
	United Electronics Co.	534,417	14,102
*	Middle East Healthcare Co.	560,121	13,552
	Yamama Cement Co.	1,380,477	12,765
	Saudi Cement Co.	1,026,886	12,572
	Saudi Chemical Co. Holding	5,817,710	12,462
	Arabian Contracting Services Co.	199,219	11,604
*	Rabigh Refining & Petrochemical Co.	5,748,460	11,525
	National Gas & Industrialization Co.	493,600	11,164
*	Saudi Real Estate Co.	1,804,679	10,841
	United International Transportation Co.	469,475	10,449
*	Emaar Economic City	4,996,024	10,324
	BinDawood Holding Co.	4,047,690	10,201
	Southern Province Cement Co.	941,586	10,015
	Al-Dawaa Medical Services Co.	383,142	9,759
	Qassim Cement Co.	613,009	9,650
	Al Masane Al Kobra Mining Co.	571,914	9,073
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	8,112
	Yanbu Cement Co.	1,021,052	7,958
	Arriyadh Development Co.	1,210,282	7,537
	Arabian Cement Co.	682,756	5,572
	Eastern Province Cement Co.	606,544	5,399
*	Saudi Ceramic Co.	551,809	5,187
	Bawan Co.	411,190	5,185
	City Cement Co.	826,209	4,568
*	Saudi Public Transport Co.	847,900	4,567
*	Najran Cement Co.	1,174,558	3,113
	Northern Region Cement Co.	1,167,898	3,047
*	Sinad Holding Co.	844,387	2,992
	Herfy Food Services Co.	281,000	2,387
*	Zamil Industrial Investment Co.	413,316	2,248
*	Methanol Chemicals Co.	449,731	2,025
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	1,535
			4,626,876
South Africa (3.1%)
	Naspers Ltd.	2,414,636	462,107
[2]	FirstRand Ltd.	66,592,022	229,886
	Gold Fields Ltd.	11,708,960	189,424
	Standard Bank Group Ltd.	17,817,883	167,324
	Capitec Bank Holdings Ltd.	1,129,946	139,845
	Anglogold Ashanti plc	5,578,538	128,299
	MTN Group Ltd.	23,981,229	114,937
	Bid Corp. Ltd.	4,422,970	101,136
	Shoprite Holdings Ltd.	6,356,386	84,809
	Sanlam Ltd.	23,056,441	83,404
	Absa Group Ltd.	10,791,378	83,213
[2]	Nedbank Group Ltd.	6,099,523	74,165
	Harmony Gold Mining Co. Ltd.	7,253,384	62,787
[2]	Aspen Pharmacare Holdings Ltd.	5,116,814	60,956
[2]	Bidvest Group Ltd.	4,508,023	58,789
	Sasol Ltd.	7,664,040	53,842
	NEPI Rockcastle NV	7,428,570	49,930
	Clicks Group Ltd.	3,172,703	49,363
	Impala Platinum Holdings Ltd.	10,758,160	47,891
	Discovery Ltd.	7,035,575	44,821
	Remgro Ltd.	6,751,230	43,990
[2]	Sibanye Stillwater Ltd.	37,220,365	42,481
		Shares	Market Value• ($000)
	Reinet Investments SCA	1,802,987	42,282
	Woolworths Holdings Ltd.	11,960,673	38,301
	Vodacom Group Ltd.	7,935,524	37,974
	Old Mutual Ltd.	57,635,489	33,864
	Northam Platinum Holdings Ltd.	4,766,703	31,583
[2]	Exxaro Resources Ltd.	3,201,271	30,672
	Mr Price Group Ltd.	3,290,035	30,481
[2]	Growthpoint Properties Ltd.	46,105,135	26,791
[2]	Anglo American Platinum Ltd.	754,647	26,288
[1,2]	Pepkor Holdings Ltd.	27,695,661	26,127
*	MultiChoice Group	3,884,367	24,827
	OUTsurance Group Ltd.	11,105,353	23,874
	Investec Ltd.	3,611,442	23,042
	Tiger Brands Ltd.	2,056,771	22,373
	Foschini Group Ltd.	4,235,406	22,362
[2]	AVI Ltd.	4,418,652	20,342
	Sappi Ltd.	7,462,411	20,047
	Truworths International Ltd.	4,852,627	19,399
	Redefine Properties Ltd.	90,267,142	18,879
[2]	Kumba Iron Ore Ltd.	720,210	17,655
	Momentum Metropolitan Holdings	16,081,136	17,504
	African Rainbow Minerals Ltd.	1,395,265	14,413
*	SPAR Group Ltd.	2,511,413	12,939
[2]	Thungela Resources Ltd.	1,795,395	12,593
	Fortress Real Estate Investments Ltd. Class B	15,831,871	12,381
	Netcare Ltd.	18,863,350	11,423
	Barloworld Ltd.	2,472,253	11,360
	Life Healthcare Group Holdings Ltd.	18,100,233	10,327
[1]	Dis-Chem Pharmacies Ltd.	5,754,317	10,017
	Vukile Property Fund Ltd.	12,438,715	9,964
[2]	Resilient REIT Ltd.	3,969,098	9,302
	Santam Ltd.	545,453	8,697
	Motus Holdings Ltd.	1,951,714	8,643
	Reunert Ltd.	2,108,957	7,403
	Hyprop Investments Ltd.	4,771,452	7,326
	AECI Ltd.	1,389,871	6,921
	Equites Property Fund Ltd.	10,423,821	6,807
	Ninety One Ltd.	3,187,045	6,591
	Super Group Ltd.	4,323,631	6,401
	Omnia Holdings Ltd.	2,096,830	5,953
	Coronation Fund Managers Ltd.	3,573,161	5,784
*	MAS plc	6,526,141	5,766
	DataTec Ltd.	2,779,842	5,375
	Attacq Ltd.	9,912,267	5,302
[2]	Pick n Pay Stores Ltd.	4,910,192	5,254
*	Telkom SA SOC Ltd.	3,969,563	5,010
	Sun International Ltd.	2,480,288	4,843
	JSE Ltd.	1,038,079	4,734
*	KAP Ltd.	34,065,686	4,648
	DRDGOLD Ltd.	5,833,246	4,625
*	Astral Foods Ltd.	512,881	4,035
	Curro Holdings Ltd.	6,991,600	3,990
	Burstone Group Ltd.	7,741,748	2,822
*,2	We Buy Cars Pty Ltd.	2,603,257	2,765
*,2	Transaction Capital Ltd.	7,966,393	1,150
			3,173,630
Taiwan (19.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	310,729,605	7,440,038
	Hon Hai Precision Industry Co. Ltd.	159,270,761	758,185
	MediaTek Inc.	19,849,630	598,490
	Delta Electronics Inc.	28,815,356	282,197
	Quanta Computer Inc.	35,517,200	278,748
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,883,436	258,671
	CTBC Financial Holding Co. Ltd.	243,344,062	253,983
	Fubon Financial Holding Co. Ltd.	103,416,063	218,779
	ASE Technology Holding Co. Ltd.	45,588,723	205,085

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cathay Financial Holding Co. Ltd.	122,923,347	190,083
	Mega Financial Holding Co. Ltd.	153,378,815	187,952
	United Microelectronics Corp.	114,994,270	176,680
	E.Sun Financial Holding Co. Ltd.	198,841,353	167,087
	Yuanta Financial Holding Co. Ltd.	162,421,070	152,357
	Uni-President Enterprises Corp.	63,968,868	150,046
	Chunghwa Telecom Co. Ltd.	37,391,663	142,120
	Wistron Corp.	38,106,535	130,479
	China Steel Corp.	164,446,308	125,279
	Asustek Computer Inc.	9,408,937	123,377
	First Financial Holding Co. Ltd.	143,624,102	120,403
	Nan Ya Plastics Corp.	69,215,819	120,187
	Taiwan Cooperative Financial Holding Co. Ltd.	141,915,223	114,047
	Formosa Plastics Corp.	49,716,057	104,450
	SinoPac Financial Holdings Co. Ltd.	154,136,112	103,697
	Novatek Microelectronics Corp.	5,426,560	102,536
	Realtek Semiconductor Corp.	6,333,959	99,919
	Yageo Corp.	5,228,925	99,739
	Accton Technology Corp.	7,091,610	99,349
	Chailease Holding Co. Ltd.	18,766,842	98,981
	Hua Nan Financial Holdings Co. Ltd.	135,982,172	98,509
	Unimicron Technology Corp.	17,318,979	95,774
	Largan Precision Co. Ltd.	1,364,076	90,927
	Alchip Technologies Ltd.	955,463	90,115
*	China Development Financial Holding Corp.	210,458,303	87,981
	Taishin Financial Holding Co. Ltd.	158,351,009	87,183
	Lite-On Technology Corp.	28,506,084	86,282
	Taiwan Cement Corp.	84,166,717	82,732
	Hotai Motor Co. Ltd.	4,354,357	82,629
	Wiwynn Corp.	1,161,280	82,612
	Pegatron Corp.	27,393,213	81,698
	Evergreen Marine Corp. Taiwan Ltd.	13,397,958	77,850
	Formosa Chemicals & Fibre Corp.	45,684,449	77,647
	Asia Vital Components Co. Ltd.	3,806,995	75,096
	Taiwan Mobile Co. Ltd.	23,167,941	73,943
	Shanghai Commercial & Savings Bank Ltd.	49,974,935	71,175
	Advantech Co. Ltd.	6,098,694	70,936
	E Ink Holdings Inc.	10,533,440	67,343
[2]	United Microelectronics Corp. ADR	8,639,826	66,527
	Airtac International Group	1,819,830	64,433
	eMemory Technology Inc.	928,100	62,380
	President Chain Store Corp.	7,413,449	62,344
	Compal Electronics Inc.	54,741,900	59,710
*	Tatung Co. Ltd.	29,598,819	59,200
	Gigabyte Technology Co. Ltd.	6,510,850	58,717
	Far EasTone Telecommunications Co. Ltd.	23,473,723	58,225
	Silergy Corp.	4,335,560	57,581
	Inventec Corp.	34,280,966	54,994
	Catcher Technology Co. Ltd.	8,072,956	53,925
	WPG Holdings Ltd.	19,865,720	53,654
	Acer Inc.	38,065,897	52,377
	Chunghwa Telecom Co. Ltd. ADR	1,371,399	51,715
	Chang Hwa Commercial Bank Ltd.	91,530,178	51,181
	Chicony Electronics Co. Ltd.	8,220,458	50,890
	Elite Material Co. Ltd.	4,055,156	50,490
	Innolux Corp.	112,586,109	48,964
	Powertech Technology Inc.	9,169,550	48,831
	Global Unichip Corp.	1,168,960	48,549
	AUO Corp.	86,111,039	48,150
*	Shin Kong Financial Holding Co. Ltd.	179,038,288	47,312
	Phison Electronics Corp.	2,182,080	46,579
	Globalwafers Co. Ltd.	2,827,810	44,932
	Micro-Star International Co. Ltd.	9,173,200	44,634
	Synnex Technology International Corp.	18,163,800	44,397
	Asia Cement Corp.	32,956,510	44,202
	Lotes Co. Ltd.	988,151	43,285
	King Yuan Electronics Co. Ltd.	14,759,280	42,947
		Shares	Market Value• ($000)
	Chroma ATE Inc.	5,270,280	42,804
	Sino-American Silicon Products Inc.	7,089,742	42,211
	Eclat Textile Co. Ltd.	2,664,209	41,919
	Voltronic Power Technology Corp.	881,325	41,702
	Formosa Petrochemical Corp.	18,234,977	40,296
	Fortune Electric Co. Ltd.	1,558,965	40,158
	International Games System Co. Ltd.	1,310,600	40,080
	Walsin Lihwa Corp.	35,425,707	40,016
	Tripod Technology Corp.	6,615,040	39,682
	Far Eastern New Century Corp.	39,089,963	38,994
	Jentech Precision Industrial Co. Ltd.	1,297,283	38,597
	Eva Airways Corp.	35,262,760	38,339
	ASPEED Technology Inc.	406,011	38,017
	Taiwan Business Bank	72,623,804	37,705
	Yang Ming Marine Transport Corp.	23,207,725	37,104
	Radiant Opto-Electronics Corp.	5,900,751	35,976
	Cheng Shin Rubber Industry Co. Ltd.	24,648,095	35,585
*	Compeq Manufacturing Co. Ltd.	14,579,760	34,348
	Shihlin Electric & Engineering Corp.	3,767,964	33,653
	Pou Chen Corp.	29,782,021	32,965
	Makalot Industrial Co. Ltd.	2,748,808	32,911
	Winbond Electronics Corp.	40,914,439	32,448
	Feng TAY Enterprise Co. Ltd.	6,517,867	32,408
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,726,000	32,083
	WT Microelectronics Co. Ltd.	7,027,205	32,080
	Vanguard International Semiconductor Corp.	12,031,640	31,529
	King Slide Works Co. Ltd.	846,000	31,468
	Lien Hwa Industrial Holdings Corp.	15,295,883	31,157
	Nanya Technology Corp.	15,410,878	31,106
	Simplo Technology Co. Ltd.	2,324,310	31,039
	ASMedia Technology Inc.	519,857	30,739
	Zhen Ding Technology Holding Ltd.	8,540,710	30,230
*	PharmaEssentia Corp.	3,204,000	28,809
	TA Chen Stainless Pipe	25,218,322	28,399
	Giant Manufacturing Co. Ltd.	4,146,193	27,738
*,2	Powerchip Semiconductor Manufacturing Corp.	39,268,000	27,436
	Foxconn Technology Co. Ltd.	14,548,663	27,421
	Hiwin Technologies Corp.	3,846,308	27,199
	Teco Electric & Machinery Co. Ltd.	15,940,320	27,082
	Faraday Technology Corp.	2,990,198	26,596
	Taichung Commercial Bank Co. Ltd.	48,735,389	26,460
	Highwealth Construction Corp.	19,111,046	25,983
	Taiwan High Speed Rail Corp.	27,937,912	25,614
*	Gold Circuit Electronics Ltd.	4,138,481	24,722
	United Integrated Services Co. Ltd.	2,044,800	24,672
	Ruentex Development Co. Ltd.	20,786,300	24,457
	Sinbon Electronics Co. Ltd.	2,816,475	24,261
	Win Semiconductors Corp.	5,351,519	23,785
	Merida Industry Co. Ltd.	3,281,526	23,579
	Qisda Corp.	18,102,620	22,875
	Oneness Biotech Co. Ltd.	4,719,976	22,869
	Tong Yang Industry Co. Ltd.	6,263,350	22,800
	AURAS Technology Co. Ltd.	934,000	22,580
	Wistron NeWeb Corp.	4,798,526	22,020
	Goldsun Building Materials Co. Ltd.	14,902,415	21,959
	Nien Made Enterprise Co. Ltd.	1,857,560	21,708
	King's Town Bank Co. Ltd.	12,502,184	21,529
	Parade Technologies Ltd.	934,290	21,211
	Sanyang Motor Co. Ltd.	8,081,330	20,815
	Capital Securities Corp.	27,139,773	20,677
	AP Memory Technology Corp.	1,763,120	20,373
	Macronix International Co. Ltd.	23,847,737	20,128
*	IBF Financial Holdings Co. Ltd.	44,327,112	19,791
	Taiwan Fertilizer Co. Ltd.	9,852,186	19,741
	Elan Microelectronics Corp.	3,798,870	19,121

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wan Hai Lines Ltd.	12,198,646	18,948
	Chipbond Technology Corp.	8,076,630	18,793
	Taiwan Union Technology Corp.	3,305,052	18,538
	Via Technologies Inc.	4,699,620	18,293
	Tung Ho Steel Enterprise Corp.	8,029,602	18,037
*	China Petrochemical Development Corp.	50,667,041	17,474
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,546,650	17,281
*	Nan Kang Rubber Tire Co. Ltd.	9,563,390	17,249
	Supreme Electronics Co. Ltd.	6,339,991	17,084
	Lotus Pharmaceutical Co. Ltd.	1,724,000	17,044
	L&K Engineering Co. Ltd.	2,058,102	16,979
	Run Long Construction Co. Ltd.	4,852,501	16,946
	Bora Pharmaceuticals Co. Ltd.	717,581	16,819
	Mitac Holdings Corp.	12,104,901	16,712
	Topco Scientific Co. Ltd.	2,170,992	16,594
	Yulon Motor Co. Ltd.	7,786,580	16,335
	Poya International Co. Ltd.	1,064,434	16,308
	YFY Inc.	17,056,703	16,224
	Great Wall Enterprise Co. Ltd.	9,169,626	16,082
	Huaku Development Co. Ltd.	3,138,200	15,983
	Yulon Finance Corp.	3,494,485	15,831
	Coretronic Corp.	4,955,900	15,600
	Silicon Integrated Systems Corp.	8,260,400	15,508
	Getac Holdings Corp.	4,810,420	15,422
	China Motor Corp.	3,490,844	15,291
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	15,192
	Ta Ya Electric Wire & Cable	8,706,543	15,171
	Genius Electronic Optical Co. Ltd.	1,122,299	15,086
	China Airlines Ltd.	23,416,146	14,996
	Taiwan Secom Co. Ltd.	3,792,876	14,952
	Far Eastern Department Stores Ltd.	14,294,878	14,876
	Walsin Technology Corp.	4,312,521	14,619
	CTCI Corp.	9,122,510	14,462
	Bizlink Holding Inc.	2,051,491	14,453
	Kaori Heat Treatment Co. Ltd.	1,096,450	14,426
	Ardentec Corp.	6,416,522	14,331
	Far Eastern International Bank	30,149,639	14,183
	Jinan Acetate Chemical Co. Ltd.	565,679	14,125
	Taiwan Surface Mounting Technology Corp.	3,829,110	13,991
	Wisdom Marine Lines Co. Ltd.	6,633,155	13,860
	Ruentex Industries Ltd.	7,513,961	13,857
*	Chicony Power Technology Co. Ltd.	2,593,000	13,777
	Fusheng Precision Co. Ltd.	1,602,920	13,754
	MPI Corp.	1,004,000	13,475
[2]	momo.com Inc.	963,232	13,022
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	12,964
*	HTC Corp.	9,936,301	12,930
	Sigurd Microelectronics Corp.	5,712,546	12,916
*	Ennostar Inc.	9,716,726	12,747
	Orient Semiconductor Electronics Ltd.	6,556,792	12,712
	TXC Corp.	3,667,630	12,583
	Arcadyan Technology Corp.	2,376,219	12,527
	Eternal Materials Co. Ltd.	12,847,298	12,463
	Kinik Co.	1,595,000	12,393
	Primax Electronics Ltd.	4,163,940	12,343
	Sercomm Corp.	3,236,600	12,245
	Feng Hsin Steel Co. Ltd.	5,423,200	11,709
	Visual Photonics Epitaxy Co. Ltd.	2,475,960	11,669
	Charoen Pokphand Enterprise	3,527,343	11,482
	VisEra Technologies Co. Ltd.	1,379,000	11,450
	Fitipower Integrated Technology Inc.	1,525,043	11,445
	Foxsemicon Integrated Technology Inc.	1,225,642	11,306
	Sitronix Technology Corp.	1,323,070	11,300
	Everlight Electronics Co. Ltd.	5,781,410	11,167
	EVERGREEN Steel Corp.	2,446,000	11,126
	ChipMOS Technologies Inc.	7,929,148	11,101
	Allis Electric Co. Ltd.	2,479,000	11,055
		Shares	Market Value• ($000)
	FLEXium Interconnect Inc.	3,925,990	10,995
	Cheng Loong Corp.	12,255,230	10,975
	Transcend Information Inc.	3,817,069	10,958
	Tong Hsing Electronic Industries Ltd.	2,428,919	10,932
	Raydium Semiconductor Corp.	836,000	10,898
	Depo Auto Parts Ind Co. Ltd.	1,799,000	10,853
	President Securities Corp.	12,763,241	10,808
	Kinsus Interconnect Technology Corp.	3,685,530	10,736
[2]	Gudeng Precision Industrial Co. Ltd.	824,487	10,612
	Shinkong Synthetic Fibers Corp.	20,141,400	10,572
	ADATA Technology Co. Ltd.	3,452,669	10,499
	M31 Technology Corp.	283,245	10,309
	Ennoconn Corp.	1,026,758	10,268
	Nan Ya Printed Circuit Board Corp.	1,787,521	10,178
	AcBel Polytech Inc.	8,355,079	10,157
	Chong Hong Construction Co. Ltd.	2,577,000	10,128
	Cathay Real Estate Development Co. Ltd.	8,571,984	10,069
	Merry Electronics Co. Ltd.	2,691,999	9,953
	BES Engineering Corp.	17,971,000	9,735
	U-Ming Marine Transport Corp.	5,823,108	9,682
	Shin Zu Shing Co. Ltd.	1,819,853	9,663
	Sunonwealth Electric Machine Industry Co. Ltd.	2,808,000	9,592
	Wah Lee Industrial Corp.	2,478,194	9,542
	Tainan Spinning Co. Ltd.	15,557,000	9,413
	Allied Supreme Corp.	723,000	9,412
*	Taiwan Glass Industry Corp.	17,765,290	9,337
	Hotai Finance Co. Ltd.	2,538,800	9,300
	Formosa Taffeta Co. Ltd.	13,247,632	9,292
	Pan Jit International Inc.	5,316,740	9,193
*	HannStar Display Corp.	28,843,193	9,126
[2]	Episil Technologies Inc.	4,258,189	9,111
	Farglory Land Development Co. Ltd.	4,048,550	9,108
	ITEQ Corp.	2,730,357	9,103
	Kenda Rubber Industrial Co. Ltd.	8,908,288	9,086
	Test Research Inc.	2,789,660	9,045
	Pegavision Corp.	557,314	8,921
	Shinkong Insurance Co. Ltd.	3,009,000	8,901
	Gloria Material Technology Corp.	5,336,640	8,857
*,2	Polaris Group	4,242,000	8,856
	Acter Group Corp. Ltd.	1,368,832	8,745
	Elite Semiconductor Microelectronics Technology Inc.	3,214,000	8,705
	Yieh Phui Enterprise Co. Ltd.	18,287,574	8,631
	Nuvoton Technology Corp.	2,161,000	8,543
	Sakura Development Co. Ltd.	3,668,000	8,506
	Taiwan Cogeneration Corp.	5,811,192	8,479
	Wafer Works Corp.	7,020,103	8,478
	O-Bank Co. Ltd.	27,592,453	8,439
	Chung Hung Steel Corp.	11,834,000	8,414
	Kinpo Electronics	18,605,670	8,333
[2]	Microbio Co. Ltd.	6,474,099	8,288
	ITE Technology Inc.	1,626,000	8,263
	Solar Applied Materials Technology Corp.	6,068,607	8,250
	Kindom Development Co. Ltd.	4,771,600	8,241
*	Advanced Wireless Semiconductor Co.	1,901,266	8,003
	Global Mixed Mode Technology Inc.	902,000	7,945
	Chang Wah Electromaterials Inc.	5,780,000	7,922
	Cheng Uei Precision Industry Co. Ltd.	5,448,673	7,758
	Pixart Imaging Inc.	1,606,680	7,754
	Dynamic Holding Co. Ltd.	3,705,533	7,714
	Systex Corp.	2,013,000	7,696
	Kuo Toong International Co. Ltd.	2,995,514	7,665
	Continental Holdings Corp.	6,550,000	7,639
	Sporton International Inc.	996,062	7,599
	Taiwan Sakura Corp.	2,723,000	7,511
	Center Laboratories Inc.	5,615,913	7,484

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	XinTec Inc.	2,095,225	7,466
	Ambassador Hotel	3,520,000	7,464
	China Steel Chemical Corp.	2,137,000	7,396
	Greatek Electronics Inc.	3,956,000	7,392
	Innodisk Corp.	814,047	7,314
	TSRC Corp.	9,883,940	7,301
	Standard Foods Corp.	6,116,603	7,202
*	EirGenix Inc.	2,869,868	7,178
	SDI Corp.	2,196,236	7,071
	Taiwan Semiconductor Co. Ltd.	3,175,290	7,061
[2]	Egis Technology Inc.	934,100	7,031
	Shiny Chemical Industrial Co. Ltd.	1,321,000	7,026
*	TaiMed Biologics Inc.	2,671,929	6,999
	Great Tree Pharmacy Co. Ltd.	808,079	6,970
	Global Brands Manufacture Ltd.	3,108,680	6,941
*	Phihong Technology Co. Ltd.	4,238,706	6,924
	Hannstar Board Corp.	4,026,685	6,887
	FocalTech Systems Co. Ltd.	2,654,482	6,838
	Evergreen International Storage & Transport Corp.	6,601,000	6,813
	Cleanaway Co. Ltd.	1,146,000	6,801
	Grape King Bio Ltd.	1,406,529	6,753
	Wowprime Corp.	935,689	6,737
	United Renewable Energy Co. Ltd.	18,163,629	6,733
	Taiwan Paiho Ltd.	3,372,140	6,580
	Chenbro Micom Co. Ltd.	756,000	6,578
	International CSRC Investment Holdings Co.	11,881,270	6,540
	Taiwan-Asia Semiconductor Corp.	5,511,987	6,536
	Machvision Inc.	456,306	6,520
	Advanced Energy Solution Holding Co. Ltd.	334,000	6,416
	Formosa International Hotels Corp.	887,000	6,401
	Unitech Printed Circuit Board Corp.	7,970,731	6,379
	Hsin Kuang Steel Co. Ltd.	3,518,000	6,322
	TTY Biopharm Co. Ltd.	2,666,160	6,306
	Yankey Engineering Co. Ltd.	536,000	6,257
*	RichWave Technology Corp.	1,121,736	6,256
	WinWay Technology Co. Ltd.	246,000	6,251
	TCI Co. Ltd.	1,407,549	6,226
[2]	Andes Technology Corp.	526,000	6,201
	Holy Stone Enterprise Co. Ltd.	2,076,032	6,179
	UPI Semiconductor Corp.	728,000	6,074
	Chin-Poon Industrial Co. Ltd.	4,806,890	6,058
	USI Corp.	12,426,861	6,039
*	Taiwan TEA Corp.	8,730,000	6,014
	Grand Pacific Petrochemical	14,369,088	5,947
	Asia Optical Co. Inc.	3,029,260	5,933
	Chang Wah Technology Co. Ltd.	4,737,500	5,884
	Soft-World International Corp.	1,304,653	5,838
	Co-Tech Development Corp.	2,905,000	5,785
	Longchen Paper & Packaging Co. Ltd.	12,007,632	5,738
*	Mercuries Life Insurance Co. Ltd.	32,405,073	5,695
	Dynapack International Technology Corp.	1,908,000	5,685
	Quanta Storage Inc.	2,078,000	5,674
	Fulgent Sun International Holding Co. Ltd.	1,532,893	5,665
	Sinon Corp.	4,534,000	5,644
	Taiwan Mask Corp.	2,740,272	5,641
	TSEC Corp.	6,613,908	5,638
	Jess-Link Products Co. Ltd.	1,279,750	5,615
	ASROCK Inc.	816,000	5,612
	Sunplus Technology Co. Ltd.	5,884,000	5,586
	Topkey Corp.	926,000	5,586
	Universal Vision Biotechnology Co. Ltd.	712,970	5,584
	Marketech International Corp.	1,144,000	5,525
	Pan-International Industrial Corp.	5,271,000	5,521
	Oriental Union Chemical Corp.	10,326,582	5,493
*	CMC Magnetics Corp.	13,248,313	5,465
	Darfon Electronics Corp.	2,819,000	5,451
		Shares	Market Value• ($000)
	TPK Holding Co. Ltd.	4,633,288	5,431
	Thinking Electronic Industrial Co. Ltd.	1,106,000	5,338
	UPC Technology Corp.	12,648,041	5,328
	Etron Technology Inc.	3,647,060	5,316
	Hota Industrial Manufacturing Co. Ltd.	3,157,178	5,271
	ZillTek Technology Corp.	458,000	5,260
	RDC Semiconductor Co. Ltd.	499,280	5,173
	Brighton-Best International Taiwan Inc.	4,829,526	5,161
	General Interface Solution Holding Ltd.	2,754,070	5,157
	Anpec Electronics Corp.	834,000	5,141
*	Medigen Vaccine Biologics Corp.	3,248,930	5,137
	Hu Lane Associate Inc.	1,078,300	5,129
	Synmosa Biopharma Corp.	4,323,413	5,115
	LuxNet Corp.	1,378,000	5,065
	China Metal Products	3,441,000	5,004
	Chief Telecom Inc.	448,800	4,992
[2]	Channel Well Technology Co. Ltd.	2,162,672	4,987
	CyberPower Systems Inc.	603,000	4,813
	Nidec Chaun-Choung Technology Corp.	488,000	4,807
[2]	Waffer Technology Corp.	1,663,000	4,787
	Actron Technology Corp.	837,479	4,769
	AUO Corp. ADR	851,923	4,643
	Advanced Ceramic X Corp.	683,105	4,593
*	China Man-Made Fiber Corp.	19,509,016	4,581
	Xxentria Technology Materials Corp.	2,044,100	4,580
	Flytech Technology Co. Ltd.	1,757,650	4,574
	AmTRAN Technology Co. Ltd.	9,760,156	4,563
	T3EX Global Holdings Corp.	1,457,000	4,562
	Nichidenbo Corp.	2,439,460	4,531
	Formosa Sumco Technology Corp.	833,000	4,492
	Nantex Industry Co. Ltd.	4,381,000	4,484
	Dimerco Express Corp.	1,545,884	4,441
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,439
[2]	Zyxel Group Corp.	3,495,819	4,421
[2]	Swancor Holding Co. Ltd.	953,000	4,375
	Gemtek Technology Corp.	4,311,000	4,374
	YungShin Global Holding Corp.	2,884,000	4,323
	TaiDoc Technology Corp.	910,000	4,313
	Syncmold Enterprise Corp.	1,515,500	4,290
	Namchow Holdings Co. Ltd.	2,255,000	4,210
	Cub Elecparts Inc.	1,227,735	4,203
	Sampo Corp.	4,666,800	4,157
	Weltrend Semiconductor	2,187,567	4,114
	LandMark Optoelectronics Corp.	986,470	4,114
*	CSBC Corp. Taiwan	7,281,197	4,053
	Hung Sheng Construction Ltd.	4,830,464	4,045
	D-Link Corp.	7,378,400	4,036
*	OBI Pharma Inc.	2,134,881	4,025
	Chlitina Holding Ltd.	696,000	4,011
	Chung Hwa Pulp Corp.	5,645,000	3,994
	YC INOX Co. Ltd.	5,104,800	3,981
	Holtek Semiconductor Inc.	2,155,483	3,963
*	Kuo Yang Construction Co. Ltd.	4,552,900	3,959
	Sinyi Realty Inc.	3,879,000	3,947
	Huang Hsiang Construction Corp.	2,207,000	3,932
	Evergreen Aviation Technologies Corp.	1,161,000	3,908
	Adlink Technology Inc.	1,932,895	3,841
*	Adimmune Corp.	4,581,825	3,833
*	Mercuries & Associates Holding Ltd.	8,827,282	3,826
	Universal Cement Corp.	3,500,000	3,770
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,758
*	Lealea Enterprise Co. Ltd.	12,829,367	3,754
	St. Shine Optical Co. Ltd.	648,000	3,724
*	Federal Corp.	6,135,040	3,707
	Ichia Technologies Inc.	3,652,000	3,703
	IEI Integration Corp.	1,531,920	3,702
	Johnson Health Tech Co. Ltd.	1,439,000	3,672

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chia Hsin Cement Corp.	6,497,400	3,670
	Ton Yi Industrial Corp.	7,986,000	3,662
*	Lung Yen Life Service Corp.	2,698,000	3,644
	KMC Kuei Meng International Inc.	816,000	3,644
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,611
	Career Technology MFG. Co. Ltd.	5,864,890	3,569
	Elite Advanced Laser Corp.	1,828,349	3,533
*	Rich Development Co. Ltd.	8,788,000	3,517
	Everlight Chemical Industrial Corp.	5,648,200	3,509
	Sensortek Technology Corp.	336,000	3,504
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	3,474
	Ho Tung Chemical Corp.	12,634,459	3,472
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,468
	Altek Corp.	2,882,000	3,428
	Sincere Navigation Corp.	4,255,240	3,391
*	Shining Building Business Co. Ltd.	9,003,638	3,376
	TYC Brother Industrial Co. Ltd.	2,200,000	3,367
	ScinoPharm Taiwan Ltd.	3,809,576	3,350
	Gamania Digital Entertainment Co. Ltd.	1,414,916	3,330
	Apex International Co. Ltd.	2,619,000	3,326
	Motech Industries Inc.	4,072,897	3,322
	Lingsen Precision Industries Ltd.	4,849,000	3,315
	China General Plastics Corp.	5,855,926	3,283
	Asia Polymer Corp.	5,519,340	3,282
	Ability Enterprise Co. Ltd.	2,621,491	3,257
	Rechi Precision Co. Ltd.	3,808,000	3,236
	Wei Chuan Foods Corp.	5,516,600	3,207
	PharmaEngine Inc.	1,112,457	3,198
	Advanced International Multitech Co. Ltd.	1,373,000	3,164
	Amazing Microelectronic Corp.	1,026,244	3,160
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	3,150
	Alpha Networks Inc.	3,150,772	3,132
	Taiflex Scientific Co. Ltd.	1,971,920	3,110
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	3,106
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	3,090
	Genesys Logic Inc.	1,073,000	3,090
*	Radium Life Tech Co. Ltd.	8,374,995	3,057
	Sonix Technology Co. Ltd.	1,948,000	3,039
	Darwin Precisions Corp.	5,857,900	3,035
	Bioteque Corp.	812,475	3,027
	WUS Printed Circuit Co. Ltd.	2,013,156	3,018
	Tung Thih Electronic Co. Ltd.	871,000	3,016
	FSP Technology Inc.	1,548,120	2,925
	KEE TAI Properties Co. Ltd.	5,952,000	2,910
*	CyberTAN Technology Inc.	4,414,000	2,908
	Posiflex Technology Inc.	787,764	2,898
	Firich Enterprises Co. Ltd.	3,290,184	2,893
*	Gigastorage Corp.	4,475,259	2,869
*	Bank of Kaohsiung Co. Ltd.	7,967,362	2,835
	Speed Tech Corp.	1,460,000	2,805
	Formosan Rubber Group Inc.	3,359,821	2,754
	Taiwan Styrene Monomer	6,803,050	2,752
	Gourmet Master Co. Ltd.	984,469	2,742
*	Rexon Industrial Corp. Ltd.	1,749,525	2,701
	Panion & BF Biotech Inc.	903,579	2,665
	Kaimei Electronic Corp.	1,332,000	2,579
	CHC Healthcare Group	1,457,899	2,485
*	First Steamship Co. Ltd.	10,462,968	2,483
	Ultra Chip Inc.	946,000	2,427
	Savior Lifetec Corp.	3,677,325	2,412
	91APP Inc.	887,243	2,401
	China Bills Finance Corp.	5,080,000	2,378
	Zeng Hsing Industrial Co. Ltd.	762,778	2,318
*	Gigasolar Materials Corp.	477,152	2,313
*	Tyntek Corp.	4,262,000	2,283
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,263
		Shares	Market Value• ($000)
	Iron Force Industrial Co. Ltd.	755,000	2,261
	China Chemical & Pharmaceutical Co. Ltd.	3,327,000	2,240
	Infortrend Technology Inc.	3,282,000	2,145
*	Globe Union Industrial Corp.	3,720,408	2,103
	VIA Labs Inc.	354,000	2,100
*	Ritek Corp.	8,822,489	2,064
	China Electric Manufacturing Corp.	3,879,180	2,037
	Weikeng Industrial Co. Ltd.	1,898,000	1,991
	TA-I Technology Co. Ltd.	1,349,750	1,938
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,934
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,887
	Brogent Technologies Inc.	475,792	1,836
	AGV Products Corp.	4,937,370	1,829
*	Medigen Biotechnology Corp.	1,470,000	1,744
*	HannsTouch Holdings Co.	7,036,115	1,738
	Basso Industry Corp.	1,277,000	1,631
	Cyberlink Corp.	566,674	1,542
*,2	ALI Corp.	2,167,275	1,524
*,2	Yeong Guan Energy Technology Group Co. Ltd.	1,033,180	1,514
	Nan Liu Enterprise Co. Ltd.	673,000	1,459
*	Zinwell Corp.	2,356,000	1,444
	Taiyen Biotech Co. Ltd.	1,366,000	1,430
*	PChome Online Inc.	1,386,358	1,337
	Dyaco International Inc.	1,404,921	1,324
	Fittech Co. Ltd.	778,491	1,257
	Yulon Nissan Motor Co. Ltd.	308,188	1,239
	Senao International Co. Ltd.	1,011,175	1,209
	Sheng Yu Steel Co. Ltd.	1,329,000	1,191
*	Newmax Technology Co. Ltd.	1,301,000	1,183
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,086
*	Li Cheng Enterprise Co. Ltd.	1,650,996	886
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			20,374,635
Thailand (2.1%)
	PTT PCL (Foreign)	190,275,815	172,442
	CP ALL PCL (Foreign)	79,200,021	122,405
	Bangkok Dusit Medical Services PCL (Foreign)	145,007,620	113,234
	Airports of Thailand PCL (Foreign)	57,188,444	100,407
	Advanced Info Service PCL (Foreign)	14,894,206	79,134
	PTT Exploration & Production PCL (Foreign)	18,361,884	76,813
	Central Pattana PCL (Foreign)	40,762,524	69,515
	Delta Electronics Thailand PCL (Foreign)	37,115,600	69,227
	Kasikornbank PCL (Foreign)	19,579,035	68,728
	SCB X PCL (Foreign)	21,688,090	62,108
	Bumrungrad Hospital PCL (Foreign)	7,559,574	49,895
	Minor International PCL (Foreign)	52,007,721	46,109
	Gulf Energy Development PCL (Foreign)	39,953,215	43,157
	Siam Cement PCL NVDR	6,338,996	42,467
	Central Retail Corp. PCL (Foreign)	36,793,500	34,032
	Charoen Pokphand Foods PCL (Foreign)	54,582,617	29,111
	Krung Thai Bank PCL (Foreign)	62,218,796	28,139
[2]	TMBThanachart Bank PCL (Foreign)	574,510,400	27,995
	PTT Global Chemical PCL (Foreign)	26,976,579	26,608
	Bangkok Expressway & Metro PCL (Foreign)	105,692,022	23,594
	Bangkok Bank PCL NVDR	6,382,600	23,548
	Siam Cement PCL (Foreign)	3,350,988	22,449
	Thai Oil PCL (Foreign)	14,868,206	21,664
	Home Product Center PCL (Foreign)	74,520,784	20,802
	Intouch Holdings PCL (Foreign)	10,768,700	19,396
[2]	BTS Group Holdings PCL (Foreign)	110,518,735	18,850
	PTT Oil & Retail Business PCL (Foreign)	36,999,400	18,577
	CP Axtra PCL (Foreign)	21,287,657	18,569
[2]	Land & Houses PCL NVDR	88,214,380	17,706
*	True Corp. PCL (Foreign)	82,299,006	16,971
	Energy Absolute PCL (Foreign)	20,589,796	16,920

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Banpu PCL (Foreign)	112,718,673	16,817
[2]	Krungthai Card PCL (Foreign)	14,114,331	16,274
	Bangchak Corp. PCL (Foreign)	13,742,566	15,479
[2]	Indorama Ventures PCL (Foreign)	23,601,435	15,148
	Digital Telecommunications Infrastructure Fund	70,444,413	14,813
	SCG Packaging PCL (Foreign)	16,401,400	14,278
	Thai Union Group PCL (Foreign)	34,089,379	13,661
[2]	Thanachart Capital PCL (Foreign)	10,190,656	13,464
	WHA Corp. PCL (Foreign)	98,147,006	13,188
	Kasikornbank PCL NVDR	3,692,375	12,961
	Tisco Financial Group PCL (Foreign)	4,695,568	12,307
*	True Corp. PCL NVDR	58,020,001	11,964
[2]	Global Power Synergy PCL (Foreign)	9,101,140	11,932
	Asset World Corp. PCL (Foreign)	97,976,800	11,566
	KCE Electronics PCL (Foreign)	10,986,914	11,512
	Thonburi Healthcare Group PCL (Foreign)	10,401,770	11,220
[2]	Kiatnakin Phatra Bank PCL (Foreign)	7,788,870	10,906
[2]	Muangthai Capital PCL (Foreign)	8,895,145	10,825
*	Central Plaza Hotel PCL (Foreign)	8,831,913	10,679
[2]	Ratch Group PCL NVDR	13,729,202	10,625
	Electricity Generating PCL (Foreign)	3,477,611	10,520
	Osotspa PCL (Foreign)	17,738,200	10,237
	Ngern Tid Lor PCL (Foreign)	18,074,258	10,127
[2]	Siam Global House PCL (Foreign)	22,533,468	9,799
	Srisawad Corp. PCL (Foreign)	8,317,303	9,116
	Bangkok Bank PCL (Foreign)	2,465,641	9,097
	AP Thailand PCL (Foreign)	31,193,342	9,055
	Supalai PCL (Foreign)	16,767,785	8,936
	Krung Thai Bank PCL NVDR	19,542,000	8,838
	Berli Jucker PCL (Foreign)	13,302,590	8,772
	Sansiri PCL (Foreign)	190,757,106	8,715
	Carabao Group PCL (Foreign)	4,588,405	8,427
	Hana Microelectronics PCL (Foreign)	8,079,383	8,362
[2]	Thai Life Insurance PCL (Foreign)	33,717,700	8,323
[2]	Tisco Financial Group PCL NVDR	3,157,493	8,276
	CH Karnchang PCL (Foreign)	13,398,163	8,181
[2]	Com7 PCL (Foreign)	16,424,200	8,050
	Bangkok Chain Hospital PCL (Foreign)	14,308,145	7,754
	3BB Internet Infrastructure Fund	46,631,737	7,298
[2]	IRPC PCL (Foreign)	135,141,914	7,148
	Amata Corp. PCL (Foreign)	11,433,123	6,971
	B Grimm Power PCL (Foreign)	9,822,647	6,776
	Bangkok Commercial Asset Management PCL (Foreign)	24,869,200	6,637
[2]	Betagro PCL (Foreign)	9,337,000	6,008
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,522
[2]	Chularat Hospital PCL (Foreign)	70,197,346	5,485
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	5,372
	CK Power PCL (Foreign)	51,012,972	5,349
*,2	Jasmine Technology Solution PCL (Foreign)	3,757,192	5,093
	I-TAIL Corp. PCL (Foreign)	8,536,300	5,092
	Mega Lifesciences PCL (Foreign)	4,469,200	4,920
	Quality Houses PCL (Foreign)	83,576,851	4,909
	JMT Network Services PCL (Foreign)	8,753,564	4,836
	Thailand Future Fund	28,884,000	4,789
	Bangkok Airways PCL (Foreign)	10,185,024	4,788
	Plan B Media PCL (Foreign)	21,229,660	4,768
	TOA Paint Thailand PCL (Foreign)	6,826,034	4,638
[2]	Dohome PCL (Foreign)	15,764,194	4,568
[2]	Jasmine International PCL (Foreign)	51,082,655	4,396
	Siam City Cement PCL (Foreign)	1,154,106	4,329
	Land & Houses PCL (Foreign)	21,367,600	4,289
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	4,215
*	Star Petroleum Refining PCL (Foreign)	19,585,568	4,198
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	14,260,763	4,103
	TPI Polene PCL (Foreign)	110,912,061	4,101
		Shares	Market Value• ($000)
	TTW PCL (Foreign)	16,630,834	4,033
[2]	Gunkul Engineering PCL (Foreign)	56,321,866	3,907
	Tipco Asphalt PCL (Foreign)	8,896,630	3,836
[2]	Bangchak Sriracha PCL (Foreign)	15,878,773	3,784
[2]	VGI PCL (Foreign)	75,254,769	3,450
	Major Cineplex Group PCL (Foreign)	8,632,997	3,449
[2]	Thoresen Thai Agencies PCL (Foreign)	19,998,487	3,389
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,292
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	3,177
*,2	Bangkok Land PCL (Foreign)	170,463,378	3,123
[2]	Banpu Power PCL (Foreign)	8,077,239	3,107
[2]	Thaifoods Group PCL (Foreign)	28,686,975	2,940
	Thaicom PCL (Foreign)	8,534,685	2,925
[2]	TQM Alpha PCL (Foreign)	4,312,700	2,911
*,2	Jaymart Group Holdings PCL (Foreign)	7,732,100	2,889
	Ramkhamhaeng Hospital PCL (Foreign)	3,402,753	2,866
[2]	Forth Corp. PCL (Foreign)	6,341,700	2,792
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	2,703
	Pruksa Holding PCL (Foreign)	8,560,530	2,672
*,2	Beyond Securities PCL (Foreign)	31,010,800	2,608
	TPI Polene Power PCL (Foreign)	28,678,800	2,571
	MBK PCL (Foreign)	5,532,337	2,527
	Vibhavadi Medical Center PCL (Foreign)	41,572,306	2,511
[2]	Singer Thailand PCL (Foreign)	9,143,500	2,463
[2]	GFPT PCL (Foreign)	6,838,096	2,376
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,337
	SCB X PCL NVDR	786,320	2,252
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,243
[2]	Precious Shipping PCL (Foreign)	9,584,963	2,022
	MK Restaurants Group PCL (Foreign)	1,889,900	1,896
[2]	Ratchthani Leasing PCL (Foreign)	28,770,885	1,855
*	Pruksa Real Estate PCL (Foreign)	11,775,000	1,843
[2]	BEC World PCL (Foreign)	13,950,527	1,817
[2]	BCPG PCL (Foreign)	9,515,142	1,727
	SPCG PCL (Foreign)	5,307,404	1,618
*	Super Energy Corp. PCL (Foreign)	187,324,419	1,567
	Intouch Holdings PCL NVDR	793,300	1,429
	PTG Energy PCL (Foreign)	6,034,746	1,417
[2]	Origin Property PCL (Foreign)	7,239,219	1,382
	Ratch Group PCL (Foreign)	1,667,856	1,291
[2]	LPN Development PCL (Foreign)	12,879,597	1,208
	Energy Absolute PCL NVDR	1,464,300	1,203
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	1,046
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,011
	Bangkok Life Assurance PCL NVDR	1,757,900	851
	Workpoint Entertainment PCL (Foreign)	2,292,634	540
			2,170,230
Turkey (1.3%)
	KOC Holding A/S	11,377,447	79,404
	Akbank TAS	41,088,567	75,627
*	Turk Hava Yollari AO	7,396,026	74,392
	Turkiye Petrol Rafinerileri A/S	11,716,810	70,736
	BIM Birlesik Magazalar A/S	5,862,335	70,037
*	Haci Omer Sabanci Holding A/S	17,475,640	49,886
	Turkiye Is Bankasi A/S Class C	104,177,607	44,078
	Yapi ve Kredi Bankasi A/S	43,594,986	43,655
	Turkcell Iletisim Hizmetleri A/S	15,848,769	39,456
	Turkiye Sise ve Cam Fabrikalari A/S	19,365,097	30,079
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,876,152	29,783
	Eregli Demir ve Celik Fabrikalari TAS	22,422,998	29,758
	Ford Otomotiv Sanayi A/S	841,644	28,990
	Enka Insaat ve Sanayi A/S	23,482,605	27,824
*	Sasa Polyester Sanayi A/S	17,140,714	21,823
	Turkiye Garanti Bankasi A/S	7,908,571	20,192
	Coca-Cola Icecek A/S	870,789	19,517
*	Pegasus Hava Tasimaciligi A/S	537,228	17,103

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Migros Ticaret A/S	1,206,000	16,436
*	TAV Havalimanlari Holding A/S	2,341,212	15,862
	AG Anadolu Grubu Holding A/S	1,519,768	15,219
	Arcelik A/S	2,818,930	15,054
	Tofas Turk Otomobil Fabrikasi A/S	1,645,901	13,989
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,205,751	12,427
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	4,123,388	11,756
*	Petkim Petrokimya Holding A/S	16,671,994	10,656
	Turk Traktor ve Ziraat Makineleri A/S	331,508	9,417
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	9,243
*	Turk Telekomunikasyon A/S	7,267,484	9,047
	Dogus Otomotiv Servis ve Ticaret A/S	955,064	8,366
*	Anadolu Anonim Turk Sigorta Sirketi	3,005,784	8,359
*	EGE Endustri ve Ticaret A/S	15,156	8,192
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,828,157	8,180
	Kontrolmatik Enerji ve Muhendislik A/S	1,119,726	8,155
	Otokar Otomotiv ve Savunma Sanayi A/S	500,620	8,101
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,087,591	8,084
	Is Yatirim Menkul Degerler A/S	6,966,996	8,052
*	Oyak Cimento Fabrikalari A/S	4,294,205	8,031
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,500,587	7,964
	Nuh Cimento Sanayi A/S	828,945	7,831
*	Ulker Biskuvi Sanayi A/S	2,183,647	7,695
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	7,401
	Sok Marketler Ticaret A/S	3,940,841	7,066
*,1	Enerjisa Enerji A/S	3,242,255	6,797
*	Hektas Ticaret TAS	14,366,914	6,734
	Alarko Holding A/S	1,811,969	6,512
	Borusan Yatirim ve Pazarlama A/S	64,408	6,414
	Turkiye Sigorta A/S	2,896,407	5,923
	Dogan Sirketler Grubu Holding A/S	13,114,112	5,900
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,533,534	5,874
	Politeknik Metal Sanayi ve Ticaret A/S	9,848	5,630
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	5,623
*	Turkiye Vakiflar Bankasi TAO	9,134,753	5,535
*	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,927,277	5,458
*	Gubre Fabrikalari TAS	1,131,650	5,387
*	Investco Holding A/S	517,926	5,099
	Bera Holding A/S	8,587,304	5,035
	Koza Altin Isletmeleri A/S	6,946,241	4,989
*	MIA Teknoloji A/S	2,821,555	4,893
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	4,815
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,113,074	4,680
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,396,058	4,592
	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	4,535
*	Kiler Holding A/S	3,272,710	4,484
*	Zorlu Enerji Elektrik Uretim A/S	21,851,659	4,459
	Aksa Enerji Uretim A/S Class B	3,694,582	4,386
*	Konya Cimento Sanayii A/S	12,328	4,367
	Aygaz A/S	713,806	4,323
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	4,286
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,291,785	4,257
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,159
	Tekfen Holding A/S	2,596,075	4,154
	Katilimevim Tasarruf Finansman A/S	795,517	4,102
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,572,259	4,051
*	Turkiye Halk Bankasi A/S	7,517,178	3,777
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	817,184	3,772
	Kayseri Seker Fabrikasi A/S	3,582,251	3,685
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,648,570	3,619
		Shares	Market Value• ($000)
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	3,604
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	3,414
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	3,388
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,326
*	Akfen Yenilenebilir Enerji A/S	4,454,157	3,295
*	YEO Teknoloji Enerji ve Endustri A/S	499,323	3,219
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	361,671	3,218
	Kocaer Celik Sanayi ve Ticaret A/S	1,619,265	2,899
	Bursa Cimento Fabrikasi A/S	11,062,380	2,893
*	Can2 Termik A/S	5,073,411	2,875
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,863
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	2,843
*	NET Holding A/S	2,825,096	2,700
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	2,669
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,666
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	2,635
*	AKIS Gayrimenkul Yatirimi A/S	4,353,005	2,469
	Akcansa Cimento A/S	526,035	2,453
	Iskenderun Demir ve Celik A/S	2,148,212	2,445
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,727,197	2,362
*	Albaraka Turk Katilim Bankasi A/S	15,012,192	2,322
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	2,294
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	1,555,958	2,284
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,249
*	Aksigorta A/S	9,788,938	2,247
*	Kordsa Teknik Tekstil A/S	726,453	2,246
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	2,113
	Global Yatirim Holding A/S	5,005,238	2,095
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,311,389	2,053
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,932
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,832
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,807
*	Izdemir Enerji Elektrik Uretim A/S	2,172,379	1,771
*	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,756
*	Sekerbank Turk A/S	11,676,711	1,749
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,716,800	1,742
	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,733
	Logo Yazilim Sanayi ve Ticaret A/S	615,147	1,718
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,711
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,597
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	1,584
	Galata Wind Enerji A/S	1,791,002	1,571
	Kimteks Poliuretan Sanayi ve Ticaret A/S	793,360	1,562
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,557
*	Izmir Demir Celik Sanayi A/S	6,233,306	1,409
	LDR Turizm A/S	618,415	1,403
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	1,400
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,176,060	1,276
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,274
*	Oyak Yatirim Menkul Degerler A/S	896,849	1,261
*	Ebebek Magazacilik A/S Class B	825,696	1,241
*	Is Finansal Kiralama A/S	3,435,914	1,227
*	Qua Granite Hayal	9,377,687	1,204
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,158
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	1,138
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,136
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,096
*	Imas Makina Sanayi A/S	1,606,162	1,063
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	1,043

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Aydem Yenilenebilir Enerji A/S	1,173,131	1,023
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	983
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	15,136,467	952
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	944
	Polisan Holding A/S	2,142,054	865
*	Erciyas Celik Boru Sanayi A/S	199,607	852
*	Tat Gida Sanayi A/S	1,010,468	836
	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	666
*	Marti Otel Isletmeleri A/S	5,084,520	634
	Suwen Tekstil Sanayi Pazarlama A/S	525,648	320
	SUN Tekstil Sanayi ve Ticaret A/S	415,250	225
			1,325,619
United Arab Emirates (1.5%)
[3]	Emirates Telecommunications Group Co. PJSC	46,458,711	214,855
	First Abu Dhabi Bank PJSC	59,060,159	200,792
*	Emaar Properties PJSC	89,752,752	200,696
	Emirates NBD Bank PJSC	24,126,348	111,721
	Abu Dhabi Commercial Bank PJSC	39,098,712	88,781
	Dubai Electricity & Water Authority PJSC	115,821,632	74,061
	Aldar Properties PJSC	48,936,550	72,725
*	Alpha Dhabi Holding PJSC	18,559,652	71,342
	Abu Dhabi Islamic Bank PJSC	19,480,878	59,227
	Dubai Islamic Bank PJSC	38,834,374	58,797
*	Multiply Group PJSC	64,031,740	40,060
	Abu Dhabi National Oil Co. for Distribution PJSC	38,598,366	36,643
*	Americana Restaurants International plc (XADS)	37,315,766	33,786
*	Emaar Development PJSC	11,427,478	25,961
	Borouge plc	37,441,275	24,957
	Air Arabia PJSC	31,265,083	22,764
	ADNOC Drilling Co. PJSC	21,616,949	22,709
	Salik Co. PJSC	23,773,102	22,375
*	Q Holding PJSC	27,660,172	22,175
	National Marine Dredging Co.	2,760,798	20,031
	ADNOC Logistics & Services	18,183,241	19,789
*	Abu Dhabi Ports Co. PJSC	11,947,635	18,905
	Dubai Investments PJSC	28,469,124	16,923
*	Pure Health Holding PJSC	14,341,989	15,297
	Dana Gas PJSC	71,130,473	13,358
	Fertiglobe plc	16,239,594	12,308
	GFH Financial Group BSC	41,065,109	12,069
	Emirates Central Cooling Systems Corp.	25,519,924	11,049
	Sharjah Islamic Bank	15,729,798	9,567
	Dubai Financial Market PJSC	23,168,114	8,687
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,035,933	7,859
*	Aramex PJSC	8,270,893	5,818
*	Ghitha Holding PJSC	527,380	5,110
	RAK Properties PJSC	15,317,116	5,098
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	3,771
*	Apex Investment Co. PSC	6,797,601	3,289
*,3	Arabtec Holding PJSC	10,929,061	1,577
*	Americana Restaurants International plc	1,045,444	952
*,3	Drake & Scull International PJSC	4,230,859	—
			1,595,884
Total Common Stocks (Cost $82,853,258)			101,714,500
Preferred Stocks (1.5%)
	Petroleo Brasileiro SA Preference Shares	68,139,767	551,406
	Itau Unibanco Holding SA Preference Shares	53,274,808	321,746
	Banco Bradesco SA Preference Shares	61,772,687	166,548
	Itausa SA Preference Shares	70,887,534	130,510
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	73,964
		Shares	Market Value• ($000)
	Gerdau SA Preference Shares	16,455,337	57,866
	Cia Energetica de Minas Gerais Preference Shares	17,934,763	33,745
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,673,709	21,400
	Metalurgica Gerdau SA Preference Shares	8,722,059	17,771
	Companhia Paranaense de Energia Preference Shares Class B	8,286,257	14,506
	Embotelladora Andina SA Preference Shares Class B	4,785,738	13,534
	Bradespar SA Preference Shares	3,389,384	13,009
	Marcopolo SA Preference Shares	9,515,797	12,077
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,956,789	10,597
	Bancolombia SA Preference Shares	1,283,917	10,506
	Raizen SA Preference Shares	15,693,335	9,248
*	Braskem SA Preference Shares Class A	1,887,969	7,737
	Banco Pan SA Preference Shares	4,365,591	7,684
	Unipar Carbocloro SA Preference Shares Class B	751,820	7,643
*	Azul SA Preference Shares	3,688,742	6,926
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,790,192	6,771
*	Alpargatas SA Preference Shares	3,103,554	5,654
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	5,179
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	940,746	4,524
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	3,375
*	Banco ABC Brasil SA Preference Shares	673,200	3,001
	Taurus Armas SA Preference Shares	972,500	2,296
*	Gol Linhas Aereas Inteligentes SA Preference Shares	3,012,305	766
*,3	Mechel PJSC Preference Shares	899,940	—
*,3	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Transneft PJSC Preference Shares	2,156,500	—
*,3	Tatneft PJSC Preference Shares	855,515	—
*,3	Bashneft PJSC Preference Shares	236,470	—
*,3	Surgutneftegas PJSC Preference Shares	116,012,123	—
*	China Development Financial Holding Corp. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,580,709)			1,519,989
Rights (0.0%)
*	IIFL Finance Ltd. Exp. 5/14/24	421,622	483
*	Smartfren Telecom Tbk. PT Exp. 5/6/24	1,138,111,474	70
*,3	Chlitina Holding Ltd. Exp. 5/13/24	21,013	—
Total Rights (Cost $—)			553
Warrants (0.0%)
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	99
*	VGI PCL Exp. 5/23/27	18,209,185	39
*	Velesto Energy Bhd. Exp. 10/18/24	20,487,189	22
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	4,443,960	—
*	Thaifoods Group PCL Exp. 4/29/25	2,868,697	—
Total Warrants (Cost $—)			160

46

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5] Vanguard Market Liquidity Fund, 5.394% (Cost $2,209,510)	22,102,097	2,209,989
Total Investments (101.6%) (Cost $86,643,477)		105,445,191
Other Assets and Liabilities—Net (-1.6%)		(1,632,543)
Net Assets (100%)		103,812,648
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $4,993,966,000, representing 4.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $651,463,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $714,164,000 was received for securities on loan, of which $711,835,000 is held in Vanguard Market Liquidity Fund and $2,329,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2024	5,164	269,044	(917)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/20/24	BRL	400,000	USD	78,598	—	(1,934)
UBS AG	6/20/24	INR	21,211,129	USD	255,139	—	(1,355)
State Street Bank & Trust Co.	6/20/24	INR	20,693,134	USD	249,227	—	(1,639)
Bank of America, N.A.	6/20/24	INR	17,735,318	USD	213,256	—	(1,058)
Deutsche Bank AG	6/20/24	INR	17,213,474	USD	207,176	—	(1,223)
Toronto-Dominion Bank	6/20/24	INR	12,316,442	USD	148,350	—	(987)
BNP Paribas	6/20/24	INR	6,149,107	USD	73,562	11	—
JPMorgan Chase Bank, N.A.	6/20/24	INR	4,730,362	USD	56,887	—	(289)
BNP Paribas	6/20/24	INR	4,718,408	USD	56,718	—	(263)
Morgan Stanley Capital Services LLC	6/20/24	INR	3,610,069	USD	43,416	—	(223)
Citibank, N.A.	6/20/24	USD	61,240	BRL	307,708	2,265	—
Deutsche Bank AG	6/20/24	USD	61,201	BRL	307,708	2,226	—
State Street Bank & Trust Co.	6/20/24	USD	33,798	HKD	263,688	39	—
Standard Chartered Bank	6/20/24	USD	53,804	INR	4,483,850	156	—
47

Emerging Markets Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	6/20/24	USD	21,518	INR	1,793,540	58	—
BNP Paribas	6/20/24	USD	10,762	INR	896,770	32	—
Morgan Stanley Capital Services LLC	6/20/24	USD	31,200	TWD	974,644	1,096	—
						5,883	(8,971)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro-Fabrication Equipment Inc. China Class A	7/31/24	GSI	8,095	(1.581)	—	(274)
China Airlines Ltd.	8/30/24	BANA	9,140	(3.331)	487	—
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	8/30/24	BANA	7,243	(5.283)	—	(256)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	BANA	195,532	(2.833)	4,807	—
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	50,393	(1.831)	946	—
Koza Altin Isletmeleri A/S	8/30/24	BANA	4,012	5.169	171	—
Magazine Luiza SA	8/30/24	BANA	6,574	(1.331)	—	(2,452)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	6,265	(2.331)	—	(534)
Novatek Microelectronics Corp.	7/31/24	GSI	41,986	(4.331)	—	(302)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	5,000	2.167	—	(1,858)
					6,411	(5,676)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,086,000 and cash of $1,530,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $84,433,967)	103,235,202
Affiliated Issuers (Cost $2,209,510)	2,209,989
Total Investments in Securities	105,445,191
Investment in Vanguard	3,051
Cash	2,329
Foreign Currency, at Value (Cost $248,565)	246,673
Cash Collateral Pledged—Futures Contracts	7,880
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	6,276
Receivables for Investment Securities Sold	288,061
Receivables for Accrued Income	142,098
Receivables for Capital Shares Issued	17,873
Unrealized Appreciation—Forward Currency Contracts	5,883
Unrealized Appreciation—Over-the-Counter Swap Contracts	6,411
Other Assets	2,925
Total Assets	106,174,651
Liabilities
Due to Custodian	260,689
Payables for Investment Securities Purchased	32,910
Collateral for Securities on Loan	714,164
Payables for Capital Shares Redeemed	25,282
Payables to Vanguard	3,987
Variation Margin Payable—Futures Contracts	1,007
Unrealized Depreciation—Forward Currency Contracts	8,971
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,676
Deferred Foreign Capital Gains Taxes	1,309,317
Total Liabilities	2,362,003
Net Assets	103,812,648
1 Includes $651,463,000 of securities on loan.
49

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	107,115,067
Total Distributable Earnings (Loss)	(3,302,419)
Net Assets	103,812,648

Investor Shares—Net Assets
Applicable to 2,603,317 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,772
Net Asset Value Per Share—Investor Shares	$26.80

ETF Shares—Net Assets
Applicable to 1,800,930,340 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,169,990
Net Asset Value Per Share—ETF Shares	$42.29

Admiral Shares—Net Assets
Applicable to 446,371,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,699,562
Net Asset Value Per Share—Admiral Shares	$35.17

Institutional Shares—Net Assets
Applicable to 276,428,253 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,392,799
Net Asset Value Per Share—Institutional Shares	$26.74

Institutional Plus Shares—Net Assets
Applicable to 50,362,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,480,525
Net Asset Value Per Share—Institutional Plus Shares	$88.97
See accompanying Notes, which are an integral part of the Financial Statements.
50

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	969,137
Interest[2]	35,911
Securities Lending—Net	29,634
Total Income	1,034,682
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,525
Management and Administrative—Investor Shares	89
Management and Administrative—ETF Shares	18,181
Management and Administrative—Admiral Shares	7,998
Management and Administrative—Institutional Shares	2,384
Management and Administrative—Institutional Plus Shares	1,036
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,046
Marketing and Distribution—Admiral Shares	406
Marketing and Distribution—Institutional Shares	133
Marketing and Distribution—Institutional Plus Shares	66
Custodian Fees	10,378
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,626
Shareholders’ Reports—Admiral Shares	188
Shareholders’ Reports—Institutional Shares	90
Shareholders’ Reports—Institutional Plus Shares	21
Trustees’ Fees and Expenses	36
Other Expenses	495
Total Expenses	45,701
Expenses Paid Indirectly	(4)
Net Expenses	45,697
Net Investment Income	988,985
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(144,809)
Futures Contracts	7,181
Swap Contracts	(1,663)
Forward Currency Contracts	7,300
Foreign Currencies	9,232
Realized Net Gain (Loss)	(122,759)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	11,719,760
Futures Contracts	18,315
Swap Contracts	13,980
Forward Currency Contracts	(4,279)
Foreign Currencies	(21,830)
Change in Unrealized Appreciation (Depreciation)	11,725,946
Net Increase (Decrease) in Net Assets Resulting from Operations	12,592,172
1	Dividends are net of foreign withholding taxes of $92,316,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $35,653,000, $65,000, $8,000, and ($272,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $25,559,000.
4	Includes $58,653,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $546,675,000.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	988,985	2,960,858
Realized Net Gain (Loss)	(122,759)	(1,962,216)
Change in Unrealized Appreciation (Depreciation)	11,725,946	8,049,415
Net Increase (Decrease) in Net Assets Resulting from Operations	12,592,172	9,048,057
Distributions
Investor Shares	(1,517)	(2,495)
ETF Shares	(1,637,840)	(2,153,261)
Admiral Shares	(328,665)	(437,960)
Institutional Shares	(152,691)	(204,583)
Institutional Plus Shares	(91,040)	(118,269)
Total Distributions	(2,211,753)	(2,916,568)
Capital Share Transactions
Investor Shares	(5,628)	(33,124)
ETF Shares	494,423	2,749,995
Admiral Shares	25,899	331,108
Institutional Shares	20,217	501,722
Institutional Plus Shares	522,569	(319,318)
Net Increase (Decrease) from Capital Share Transactions	1,057,480	3,230,383
Total Increase (Decrease)	11,437,899	9,361,872
Net Assets
Beginning of Period	92,374,749	83,012,877
End of Period	103,812,648	92,374,749
See accompanying Notes, which are an integral part of the Financial Statements.
52

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.11	$22.40	$32.02	$27.86	$26.59	$24.02
Investment Operations
Net Investment Income[1]	.228	.696	.805	.670	.528	.643[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.008	1.729	(9.574)	4.133	1.456	2.601
Total from Investment Operations	3.236	2.425	(8.769)	4.803	1.984	3.244
Distributions
Dividends from Net Investment Income	(.546)	(.715)	(.851)	(.643)	(.714)	(.674)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.546)	(.715)	(.851)	(.643)	(.714)	(.674)
Net Asset Value, End of Period	$26.80	$24.11	$22.40	$32.02	$27.86	$26.59
Total Return[3]	13.53%	10.72%	-27.83%	17.23%	7.55%	13.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$68	$92	$171	$162	$239
Ratio of Total Expenses to Average Net Assets	0.29%[4]	0.29%[4]	0.29%[4]	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.74%	2.85%	2.05%	2.02%	2.48%[2]
Portfolio Turnover Rate[5]	3%	5%	7%	9%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.04	$35.35	$50.55	$43.98	$41.99	$37.91
Investment Operations
Net Investment Income[1]	.405	1.230	1.410	1.186	.954	1.393[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.748	2.677	(15.163)	6.506	2.249	3.826
Total from Investment Operations	5.153	3.907	(13.753)	7.692	3.203	5.219
Distributions
Dividends from Net Investment Income	(.903)	(1.217)	(1.447)	(1.122)	(1.213)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.903)	(1.217)	(1.447)	(1.122)	(1.213)	(1.139)
Net Asset Value, End of Period	$42.29	$38.04	$35.35	$50.55	$43.98	$41.99
Total Return	13.67%	10.95%	-27.68%	17.51%	7.77%	13.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,170	$68,051	$60,832	$80,116	$61,434	$63,089
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%[3]	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.99%	3.06%	3.19%	2.29%	2.31%	3.40%[2]
Portfolio Turnover Rate[4]	3%	5%	7%	9%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$31.64	$29.39	$42.04	$36.57	$34.91	$31.53
Investment Operations
Net Investment Income[1]	.326	1.002	1.145	.949	.784	1.154[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.945	2.241	(12.617)	5.432	1.870	3.155
Total from Investment Operations	4.271	3.243	(11.472)	6.381	2.654	4.309
Distributions
Dividends from Net Investment Income	(.741)	(.993)	(1.178)	(.911)	(.994)	(.929)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.741)	(.993)	(1.178)	(.911)	(.994)	(.929)
Net Asset Value, End of Period	$35.17	$31.64	$29.39	$42.04	$36.57	$34.91
Total Return[3]	13.62%	10.92%	-27.76%	17.44%	7.72%	13.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,700	$14,094	$12,803	$17,690	$14,541	$14,383
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.93%	3.00%	3.11%	2.21%	2.28%	3.38%[2]
Portfolio Turnover Rate[5]	3%	5%	7%	9%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.06	$22.35	$31.96	$27.81	$26.55	$23.98
Investment Operations
Net Investment Income[1]	.253	.777	.882	.736	.611	.888[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.996	1.698	(9.585)	4.120	1.415	2.401
Total from Investment Operations	3.249	2.475	(8.703)	4.856	2.026	3.289
Distributions
Dividends from Net Investment Income	(.569)	(.765)	(.907)	(.706)	(.766)	(.719)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.569)	(.765)	(.907)	(.706)	(.766)	(.719)
Net Asset Value, End of Period	$26.74	$24.06	$22.35	$31.96	$27.81	$26.55
Total Return	13.62%	10.96%	-27.70%	17.45%	7.76%	13.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,393	$6,627	$5,715	$7,791	$6,592	$6,309
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.97%	3.06%	3.15%	2.25%	2.34%	3.43%[2]
Portfolio Turnover Rate[4]	3%	5%	7%	9%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$80.02	$74.35	$106.33	$92.51	$88.32	$79.77
Investment Operations
Net Investment Income[1]	.855	2.557	2.931	2.412	2.123	3.102[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.996	5.672	(31.875)	13.779	4.635	7.869
Total from Investment Operations	10.851	8.229	(28.944)	16.191	6.758	10.971
Distributions
Dividends from Net Investment Income	(1.901)	(2.559)	(3.036)	(2.371)	(2.568)	(2.421)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.901)	(2.559)	(3.036)	(2.371)	(2.568)	(2.421)
Net Asset Value, End of Period	$88.97	$80.02	$74.35	$106.33	$92.51	$88.32
Total Return	13.68%	10.96%	-27.70%	17.49%	7.78%	13.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,481	$3,535	$3,572	$5,097	$4,645	$2,784
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.00%	3.03%	3.14%	2.22%	2.45%	3.59%[2]
Portfolio Turnover Rate[4]	3%	5%	7%	9%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward
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Emerging Markets Stock Index Fund
currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
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Emerging Markets Stock Index Fund
During the six months ended April 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes
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Emerging Markets Stock Index Fund
income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $3,051,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,042,958	49,721	9	8,092,688
Common Stocks—Other	2,261,130	91,087,330	273,352	93,621,812
Preferred Stocks	1,519,989	—	—	1,519,989
Rights	553	—	—	553
Warrants	160	—	—	160
Temporary Cash Investments	2,209,989	—	—	2,209,989
Total	14,034,779	91,137,051	273,361	105,445,191

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	5,883	—	5,883
Swap Contracts	—	6,411	—	6,411
Total	—	12,294	—	12,294
Liabilities
Futures Contracts[1]	917	—	—	917
Forward Currency Contracts	—	8,971	—	8,971
Swap Contracts	—	5,676	—	5,676
Total	917	14,647	—	15,564
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	5,883	5,883
Unrealized Appreciation—Over-the-Counter Swap Contracts	6,411	—	6,411
Total Assets	6,411	5,883	12,294

Unrealized Depreciation—Futures Contracts[1]	917	—	917
Unrealized Depreciation—Forward Currency Contracts	—	8,971	8,971
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,676	—	5,676
Total Liabilities	6,593	8,971	15,564
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
62

Emerging Markets Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,181	—	7,181
Swap Contracts	(1,663)	—	(1,663)
Forward Currency Contracts	—	7,300	7,300
Realized Net Gain (Loss) on Derivatives	5,518	7,300	12,818

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	18,315	—	18,315
Swap Contracts	13,980	—	13,980
Forward Currency Contracts	—	(4,279)	(4,279)
Change in Unrealized Appreciation (Depreciation) on Derivatives	32,295	(4,279)	28,016
F.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,337,309
Gross Unrealized Appreciation	38,287,712
Gross Unrealized Depreciation	(21,183,100)
Net Unrealized Appreciation (Depreciation)	17,104,612
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $19,423,583,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2024, the fund purchased $3,064,380,000 of investment securities and sold $3,528,951,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $180,963,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,730	145	8,692	340
Issued in Lieu of Cash Distributions	1,517	59	2,495	99
Redeemed	(10,875)	(419)	(44,311)	(1,740)
Net Increase (Decrease)—Investor Shares	(5,628)	(215)	(33,124)	(1,301)
ETF Shares
Issued	1,029,597	25,117	2,984,638	73,739
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(535,174)	(13,000)	(234,643)	(6,000)
Net Increase (Decrease)—ETF Shares	494,423	12,117	2,749,995	67,739
Admiral Shares
Issued	1,490,533	43,978	2,885,120	86,622
Issued in Lieu of Cash Distributions	287,678	8,582	381,568	11,552
Redeemed	(1,752,312)	(51,698)	(2,935,580)	(88,234)
Net Increase (Decrease)—Admiral Shares	25,899	862	331,108	9,940
63

Emerging Markets Stock Index Fund
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	864,779	33,687	1,547,882	61,089
Issued in Lieu of Cash Distributions	146,756	5,758	195,657	7,784
Redeemed	(991,318)	(38,489)	(1,241,817)	(49,104)
Net Increase (Decrease)—Institutional Shares	20,217	956	501,722	19,769
Institutional Plus Shares
Issued	568,327	6,699	508,673	6,045
Issued in Lieu of Cash Distributions	84,786	1,000	110,386	1,324
Redeemed	(130,544)	(1,513)	(938,377)	(11,231)
Net Increase (Decrease)—Institutional Plus Shares	522,569	6,186	(319,318)	(3,862)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
64

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
65

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
66

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
67

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5332 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.